As filed with the Securities and Exchange Commission on April 26, 2013.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No. [ ]		[ ]

Post-Effective Amendment No. 111		[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 112		[X]

JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
	Susan S. Rhee, Esq.	K&L Gates LLP
	JNL Series Trust	1601 K Street, NW
	Vice President, Counsel & Secretary	Washington, DC 20006-1600
	1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on April 29, 2013 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on __________ pursuant to paragraph (a)(2) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

PROSPECTUS
Class A and B Shares
April 29, 2013
JNL® SERIES TRUST
Business Address:  1 Corporate Way • Lansing, Michigan 48951
Mailing Address:  225 W. Wacker Drive, Suite 1200 • Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  The Trust currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective.

JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/American Funds Balanced Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Commodity Securities Strategy Fund   (formerly, JNL/BlackRock Commodity Securities Fund)
JNL/BlackRock Global Allocation Fund
JNL/Brookfield Global Infrastructure Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/DFA U.S. Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Eastspring Investments China-India Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital 10 x 10 Fund (formerly, JNL/Mellon Capital Management 10 x 10 Fund)
JNL/Mellon Capital Index 5 Fund (formerly, JNL/Mellon Capital Management Index 5 Fund)
JNL/Mellon Capital Emerging Markets Index Fund (formerly, JNL/Mellon Capital Management Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund (formerly, JNL/Mellon Capital Management European 30 Fund)
JNL/Mellon Capital Pacific Rim 30 Fund (formerly, JNL/Mellon Capital Management Pacific Rim 30 Fund)
JNL/Mellon Capital S&P 500 Index Fund (formerly, JNL/Mellon Capital Management S&P 500 Index Fund)
JNL/Mellon Capital S&P 400 MidCap Index Fund (formerly, JNL/Mellon Capital Management S&P 400 MidCap Index Fund)
JNL/Mellon Capital Small Cap Index Fund (formerly, JNL/Mellon Capital Management Small Cap Index Fund)
JNL/Mellon Capital International Index Fund (formerly, JNL/Mellon Capital Management International Index Fund)
JNL/Mellon Capital Bond Index Fund (formerly, JNL/Mellon Capital Management Bond Index Fund)
JNL/Mellon Capital Global Alpha Fund (formerly, JNL/Mellon Capital Management Global Alpha Fund)
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (formerly, JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund)
JNL/Mellon Capital Utilities Sector Fund
JNL/Morgan Stanley Mid Cap Growth Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/UBS Large Cap Select Growth Fund
JNL/WMC Balanced Fund
JNL/WMC Money Market Fund
JNL/WMC Value Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL Disciplined Moderate Fund
JNL Disciplined Moderate Growth Fund
JNL Disciplined Growth Fund

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Trust’s securities, or determined whether this Prospectus is accurate or complete.  It is a criminal offense to state otherwise.

For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (“SAI”) dated April 29, 2013 , which is incorporated by reference into (which means it legally is a part of) this prospectus.

I.	Summary Overview Of Each Fund	1

Investment Objective, Expenses , Portfolio Turnover, Principal Investment Strategies , Principal Risks , Performance, Portfolio Management, Purchase and Sale of Shares, Tax Information, and Payments to Financial Intermediaries

	JNL/American Funds Blue Chip Income and Growth Fund	1
	JNL/American Funds Global Bond Fund	5
	JNL/American Funds Global Small Capitalization Fund	10
	JNL/American Funds Growth-Income Fund	13
	JNL/American Funds International Fund	17
	JNL/American Funds New World Fund	21
	JNL Institutional Alt 20 Fund	26
	JNL Institutional Alt 35 Fund	31
	JNL Institutional Alt 50 Fund	36
	JNL Institutional Alt 65 Fund	41
	JNL/American Funds Balanced Allocation Fund	45
	JNL/American Funds Growth Allocation Fund	48
	JNL/AQR Managed Futures Strategy Fund	51
	JNL/BlackRock Commodity Securities Strategy Fund	58
	JNL/BlackRock Global Allocation Fund	64
	JNL/Brookfield Global Infrastructure Fund	72
	JNL/Capital Guardian Global Balanced Fund	78
	JNL/Capital Guardian Global Diversified Research Fund	82
	JNL/DFA U.S. Core Equity Fund	86
	JNL/Eagle SmallCap Equity Fund	90
	JNL/Eastspring Investments Asia ex-Japan Fund	93
	JNL/Eastspring Investments China-India Fund	97
	JNL/Franklin Templeton Founding Strategy Fund	101
	JNL/Franklin Templeton Global Growth Fund	104
	JNL/Franklin Templeton Global Multisector Bond Fund	108
	JNL/Franklin Templeton Income Fund	113
	JNL/Franklin Templeton International Small Cap Growth Fund	117
	JNL/Franklin Templeton Mutual Shares Fund	121
	JNL/Franklin Templeton Small Cap Value Fund	125
	JNL/Goldman Sachs Core Plus Bond Fund	129
	JNL/Goldman Sachs Emerging Markets Debt Fund	133
	JNL/Goldman Sachs Mid Cap Value Fund	138
	JNL/Goldman Sachs U.S. Equity Flex Fund	142
	JNL/Invesco Global Real Estate Fund	146
	JNL/Invesco International Growth Fund	150
	JNL/Invesco Large Cap Growth Fund	155
	JNL/Invesco Small Cap Growth Fund	159
	JNL/Ivy Asset Strategy Fund	163
	JNL/JPMorgan International Value Fund	168
	JNL/JPMorgan MidCap Growth Fund	171
	JNL/JPMorgan U.S. Government & Quality Bond Fund	175
	JNL/Lazard Emerging Markets Fund	178
	JNL/Lazard Mid Cap Equity Fund	182
	JNL/M&G Global Basics Fund	185
	JNL/M&G Global Leaders Fund	188
	JNL/Mellon Capital 10 x 10 Fund	192
	JNL/Mellon Capital Index 5 Fund	195
	JNL/Mellon Capital Emerging Markets Index Fund	198
	JNL/Mellon Capital European 30 Fund	203
	JNL/Mellon Capital Pacific Rim 30 Fund	207
	JNL/Mellon Capital S&P 500 Index Fund	211
	JNL/Mellon Capital S&P 400 MidCap Index Fund	215
	JNL/Mellon Capital Small Cap Index Fund	219
	JNL/Mellon Capital International Index Fund	223
	JNL/Mellon Capital Bond Index Fund	227
	JNL/Mellon Capital Global Alpha Fund	230
	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	235
	JNL/Mellon Capital Utilities Sector Fund	238
	JNL/Morgan Stanley Mid Cap Growth Fund	238
	JNL/Neuberger Berman Strategic Income Fund	245
	JNL/Oppenheimer Global Growth Fund	249
	JNL/PIMCO Real Return Fund	253
	JNL/PIMCO Total Return Bond Fund	258
	JNL/PPM America Floating Rate Income Fund	263
	JNL/PPM America High Yield Bond Fund	267
	JNL/PPM America Mid Cap Value Fund	271
	JNL/PPM America Small Cap Value Fund	274
	JNL/PPM America Value Equity Fund	277
	JNL/Red Rocks Listed Private Equity Fund	280
	JNL/T. Rowe Price Established Growth Fund	284
	JNL/T. Rowe Price Mid-Cap Growth Fund	288
	JNL/T. Rowe Price Short-Term Bond Fund	292
	JNL/T. Rowe Price Value Fund	296
	JNL/UBS Large Cap Select Growth Fund	300
	JNL/WMC Balanced Fund	304
	JNL/WMC Money Market Fund	308
	JNL/WMC Value Fund	312
	JNL/S&P Competitive Advantage Fund	316
	JNL/S&P Dividend Income & Growth Fund	320
	JNL/S&P Intrinsic Value Fund	324
	JNL/S&P Total Yield Fund	328
	JNL/S&P 4 Fund	332
	JNL/S&P Managed Conservative Fund	335
	JNL/S&P Managed Moderate Fund	339
	JNL/S&P Managed Moderate Growth Fund	343
	JNL/S&P Managed Growth Fund	347
	JNL/S&P Managed Aggressive Growth Fund	351
	JNL Disciplined Moderate Fund	355
	JNL Disciplined Moderate Growth Fund	359
	JNL Disciplined Growth Fund	363

II.	Additional Information About Each Fund	367

	Investment Objectives, Principal Investment Strategies, Related Risks, and Management

	JNL/American Funds Blue Chip Income and Growth Fund	367
	JNL/American Funds Global Bond Fund	371
	JNL/American Funds Global Small Capitalization Fund	376
	JNL/American Funds Growth-Income Fund	380
	JNL/American Funds International Fund	384
	JNL/American Funds New World Fund	388
	JNL Institutional Alt 20 Fund	393
	JNL Institutional Alt 35 Fund	397
	JNL Institutional Alt 50 Fund	401
	JNL Institutional Alt 65 Fund	405
	JNL/American Funds Balanced Allocation Fund	409
	JNL/American Funds Growth Allocation Fund	412
	JNL/AQR Managed Futures Strategy Fund	415
	JNL/BlackRock Commodity Securities Strategy Fund	419
	JNL/BlackRock Global Allocation Fund	423
	JNL/Brookfield Global Infrastructure Fund	429
	JNL/Capital Guardian Global Balanced Fund	433
	JNL/Capital Guardian Global Diversified Research Fund	437
	JNL/DFA U.S. Core Equity Fund	439
	JNL/Eagle SmallCap Equity Fund	441
	JNL/Eastspring Investments Asia ex-Japan Fund	443
	JNL/Eastspring Investments China-India Fund	444
	JNL/Franklin Templeton Founding Strategy Fund	447
	JNL/Franklin Templeton Global Growth Fund	449
	JNL/Franklin Templeton Global Multisector Bond Fund	452
	JNL/Franklin Templeton Income Fund	456
	JNL/Franklin Templeton International Small Cap Growth Fund	459
	JNL/Franklin Templeton Mutual Shares Fund	461
	JNL/Franklin Templeton Small Cap Value Fund	465
	JNL/Goldman Sachs Core Plus Bond Fund	468
	JNL/Goldman Sachs Emerging Markets Debt Fund	471
	JNL/Goldman Sachs Mid Cap Value Fund	475
	JNL/Goldman Sachs U.S. Equity Flex Fund	478
	JNL/Invesco Global Real Estate Fund	481
	JNL/Invesco International Growth Fund	484
	JNL/Invesco Large Cap Growth Fund	487
	JNL/Invesco Small Cap Growth Fund	489
	JNL/Ivy Asset Strategy Fund	491
	JNL/JPMorgan International Value Fund	494
	JNL/JPMorgan MidCap Growth Fund	496
	JNL/JPMorgan U.S. Government & Quality Bond Fund	498
	JNL/Lazard Emerging Markets Fund	500
	JNL/Lazard Mid Cap Equity Fund	503
	JNL/M&G Global Basics Fund	505
	JNL/M&G Global Leaders Fund	507
	JNL/Mellon Capital 10 x 10 Fund	509
	JNL/Mellon Capital Index 5 Fund	511
	JNL/Mellon Capital Emerging Markets Index Fund	513
	JNL/Mellon Capital European 30 Fund	516
	JNL/Mellon Capital Pacific Rim 30 Fund	519
	JNL/Mellon Capital S&P 500 Index Fund	522
	JNL/Mellon Capital S&P 400 MidCap Index Fund	525
	JNL/Mellon Capital Small Cap Index Fund	528
	JNL/Mellon Capital International Index Fund	531
	JNL/Mellon Capital Bond Index Fund	534
	JNL/Mellon Capital Global Alpha Fund	536
	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	539
	JNL/Mellon Capital Utilities Sector Fund	541
	JNL/Morgan Stanley Mid Cap Growth Fund	541
	JNL/Neuberger Berman Strategic Income Fund	546
	JNL/Oppenheimer Global Growth Fund	550
	JNL/PIMCO Real Return Fund	552
	JNL/PIMCO Total Return Bond Fund	555
	JNL/PPM America Floating Rate Income Fund	558
	JNL/PPM America High Yield Bond Fund	561
	JNL/PPM America Mid Cap Value Fund	564
	JNL/PPM America Small Cap Value Fund	567
	JNL/PPM America Value Equity Fund	570
	JNL/Red Rocks Listed Private Equity Fund	573
	JNL/T. Rowe Price Established Growth Fund	575
	JNL/T. Rowe Price Mid-Cap Growth Fund	577
	JNL/T. Rowe Price Short-Term Bond Fund	580
	JNL/T. Rowe Price Value Fund	582
	JNL/UBS Large Cap Select Growth Fund	584
	JNL/WMC Balanced Fund	586
	JNL/WMC Money Market Fund	588
	JNL/WMC Value Fund	590
	JNL/S&P Competitive Advantage Fund	592
	JNL/S&P Dividend Income & Growth Fund	595
	JNL/S&P Intrinsic Value Fund	598
	JNL/S&P Total Yield Fund	601
	Summary of Main Risk Characteristics of JNL/S&P Funds and JNL Disciplined Funds	604
	JNL/S&P 4 Fund	607
	JNL/S&P Managed Conservative Fund	609
	JNL/S&P Managed Moderate Fund	613
	JNL/S&P Managed Moderate Growth Fund	617
	JNL/S&P Managed Growth Fund	621
	JNL/S&P Managed Aggressive Growth Fund	625
	JNL Disciplined Moderate Fund	629
	JNL Disciplined Moderate Growth Fund	632
	JNL Disciplined Growth Fund	635

III.	Description of Master/Feeder Structure for Certain Funds of the Trust	638

IV.	More About the Funds	640

V.	Glossary of Risks	644

VI.	Management of the Trust	664

Management Of The Trust; Investment Adviser; Management Fee; Sub-Advisory Arrangements; Administrative Fee, Classes Of Shares; Distribution Plan; The Distributor; Investment In Trust Shares; “Market Timing” Policy; Disclosure Of Portfolio Securities; Share Redemption; and Tax Status.

VII.	Financial Highlights	677

	The Financial Highlights Tables Will Help You Understand A Fund’s Financial Performance For The Past Five Years, Or For The Life Of The Fund, If Shorter.

VIII.	Appendix A	A- 1

IX.	Appendix B	B-1

Summary Overview Of Each Fund

JNL/American Funds Blue Chip Income and Growth Fund
Class A and B

Investment Objective.  The American Funds Blue Chip Income and Growth Fund (“Fund” or “Feeder Fund”) seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the shares of the American Funds Insurance Series® - Blue Chip Income and Growth Fund SM (“Master Blue Chip Income and Growth Fund” or “Master Fund”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.26%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.53%
Less Fee Waiver2	(0.45) %
Total Annual Net Expenses	1.08%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.26%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.28%
Less Fee Waiver2	(0.45) %
Total Annual Net Expenses	0.83%

1	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
2
Jackson National Asset Management, LLC has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 110	$ 439	$ 792	$ 1,785

Class B
1 year	3 years	5 years	10 years
$ 85	$ 361	$ 659	$ 1,506

(1) The example reflects the aggregate expenses of both the Fund and the Master Blue Chip Income and Growth Fund.

Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a “feeder fund”, does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

Period	Master Fund
1/1/2012 -12/31/2012	36%

Period	Class A
1/1/2012 -12/31/2012	5%

Period	Class B
1/1/2012 -12/31/2012	5%

Principal Investment Strategies.  The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund is designed for investors seeking both income and capital appreciation.

The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations greater than $4 billion.

The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.
•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012 ): 10.77%; Worst Quarter (ended 9/30/2011): -13.77%

Class B

Best Quarter (ended 3/31/2012 ): 10.83%; Worst Quarter (ended 9/30/2011): -13.64%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (May 3, 2010)
JNL/American Funds Blue Chip Income and Growth Fund (Class A)	13.43%	5.86%
S&P 500 Index	16.00%	8.96%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (May 3, 2010)
JNL/American Funds Blue Chip Income and Growth Fund (Class B)	13.69%	6.12%
S&P 500 Index	16.00%	8.96%

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 368 for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management CompanySM (“CRMC”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
C. Ross Sappenfield	2010	Senior Vice President, Capital Research Global InvestorsSM (“CRGI”)
Christopher D. Buchbinder	2010	Senior Vice President, CRGI
James B. Lovelace	2010	Senior Vice President, CRGI
James Terrile	2013	Senior Vice President, CRGI

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/American Funds Global Bond Fund
Class A and B

Investment Objective.  The JNL/American Funds Global Bond Fund (“Fund” or “Feeder Fund”) seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the shares of the American Funds Insurance Series® - Global Bond FundSM (“Master Global Bond Fund” or “Master Fund”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.38%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	1.66%
Less Fee Waiver2	(0.55) %
Total Annual Net Expenses	1.11%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.38%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	1.41%
Less Fee Waiver2	(0.55) %
Total Annual Net Expenses	0.86%

1	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
2
Jackson National Asset Management, LLC has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 113	$ 470	$ 850	$ 1,919

Class B
1 year	3 years	5 years	10 years
$ 88	$ 392	$ 719	$ 1,643

(1) The example reflects the aggregate expenses of both the Fund and the Master Global Bond Fund.

Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a “feeder fund”, does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or ‘turns over” its portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

Period	Master Fund
1/1/2012 – 12/31/2012	160%

Period	Class A
1/1/2012 -12/31/2012	11%

Period	Class B
1/1/2012 -12/31/2012	11%

Principal Investment Strategies.  The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Bond Fund.

The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world.

The Master Fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds.  The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars.   As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside the United States; however, as a general matter, the Master Fund intends to invest more than 40% of its net assets in securities of issuers domiciled outside the United States.   Normally, the Master Fund’s debt obligations will consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations , or NRSROs, designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser). The Master Fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser).  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer.

An investment in the Master Fund is subject to risks, including the possibility that the value of the Master Fund’s portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bond s , and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed   income securities normally have more price volatility than short-term fixed   income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Thinly traded securities risk – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2012 ): 3.06%; Worst Quarter (ended 9/30/2011): -0.64%

Class B

Best Quarter (ended 9/30/2012 ): 3.13%; Worst Quarter (ended 9/30/2011): -0.55%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (May 3, 2010)
JNL/American Funds Global Bond Fund (Class A)	5.76%	5.49%
Barclays Capital Global Aggregate Index	4.32%	5.97%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (May 3, 2010)
JNL/American Funds Global Bond Fund (Class B)	6.15%	5.79%
Barclays Capital Global Aggregate Index	4.32%	5.97%

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 373 for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Mark H. Dalzell	2010	Senior Vice President – Fixed Income, CRMC
Thomas H. Hogh	2010	Senior Vice President – Fixed Income, Capital Research Company
James R. Mulally	2010	Senior Vice President – Fixed Income, CRMC

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/American Funds Global Small Capitalization Fund
Class A and B

Investment Objective.  The JNL/American Funds Global Small Capitalization Fund (“Fund” or “Feeder Fund”) seeks growth of capital over time through exclusive investment in the shares of the American Funds Insurance Series® - Global Small Capitalization Fund SM (“Master Global Small Capitalization Fund” or “Master Fund”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.61%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.90%
Less Fee Waiver2	(0.60) %
Total Annual Net Expenses	1.30%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.61%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.65%
Less Fee Waiver2	(0.60) %
Total Annual Net Expenses	1.05%

1	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
2
Jackson National Asset Management, LLC has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 132	$ 539	$ 971	$ 2,173

Class B
1 year	3 years	5 years	10 years
$ 107	$ 462	$ 840	$ 1,904

(1) The example reflects the aggregate expenses of both the Fund and the Master Global Small Capitalization Fund.

Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a “feeder fund”, does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

Period	Master Fund
1/1/2012 – 12/31/2012	40%

Period	Class A
1/1/2012 – 12/31/2012	8%

Period	Class B
1/1/2012 – 12/31/2012	8%

Principal Investment Strategies.  The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Small Capitalization Fund.  Normally, the Master Global Small Capitalization Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.  However, the Master Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  The Master Global Small Capitalization Fund currently defines “small market capitalization” companies to be companies with market capitalizations of $4 billion or less.   The Master Global Small Capitalization Fund seeks to invest globally; the Master Global Small Capitalization Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Global Small Capitalization Fund seeks to invest at least 30% of its net assets in issuers outside the United States.

Under normal circumstances, the Master Global Small Capitalization Fund invests a significant portion of its assets outside the United States.  The Master Global Small Capitalization Fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries and expects to be invested in numerous countries around the world.

The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks.  Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012 ): 14.19%; Worst Quarter (ended 9/30/2011): -22.88%

Class B

Best Quarter (ended 3/31/2012 ): 14.24%; Worst Quarter (ended 9/30/2011): -22.73%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (May 3, 2010)
JNL/American Funds Global Small Capitalization Fund (Class A)	17.90%	2.18%
MSCI All Country World Small Cap Index (Net)	18.06%	6.47%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (May 3, 2010)
JNL/American Funds Global Small Capitalization Fund (Class B)	18.10%	2.43%
MSCI All Country World Small Cap Index (Net)	18.06%	6.47%

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 377 for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Mark E. Denning	2010	Senior Vice President, Capital Research Global Investors SM (“CRGI”)
J. Blair Frank	2010	Senior Vice President, CRGI
Claudia P. Huntington	2013	Senior Vice President, CRGI
Harold H. La	2010	Senior Vice President, CRGI
Kristian Stromsoe	2012	Senior Vice President, CRGI

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/American Funds Growth-Income Fund
Class A and B

Investment Objective.  The JNL/American Funds Growth-Income Fund (“Fund” or “Feeder Fund”) seeks long-term growth of capital and income through exclusive investment in the shares of the American Funds Insurance Series® - Growth-Income FundSM (“Master Growth-Income Fund” or “Master Fund”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.12%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.39%
Less Fee Waiver2	(0.40) %
Total Annual Net Expenses	0.99%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.12%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.14%
Less Fee Waiver2	(0.40) %
Total Annual Net Expenses	0.74%

1	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
2
Jackson National Asset Management, LLC has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 101	$ 401	$ 722	$ 1,634

Class B
1 year	3 years	5 years	10 years
$ 76	$ 323	$ 589	$ 1,350

(1) The example reflects the aggregate expenses of both the Fund and the Master Growth-Income Fund.

Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a “feeder fund”, does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

Period	Master Fund
1/1/2012 – 12/31/2012	25%

Period	Class A
1/1/2012 – 12/31/2012	1%

Period	Class B
1/1/2012 – 12/31/2012	1%

Principal Investment Strategies.  The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Growth-Income Fund.  The Master Growth-Income Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that the investment adviser to the Master Growth-Income Fund believes demonstrate the potential for appreciation and/or dividends.  Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.
•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012 ): 10.91%; Worst Quarter (ended 9/30/2011): -14.97%

Class B

Best Quarter (ended 3/31/2012 ): 10.98%; Worst Quarter (ended 9/30/2011): -14.93%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (May 3, 2010)
JNL/American Funds Growth-Income Fund (Class A)	16.92%	6.87%
S&P 500 Index	16.00%	8.96%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (May 3, 2010)
JNL/American Funds Growth-Income Fund (Class B)	17.18%	7.09%
S&P 500 Index	16.00%	8.96%

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 381 for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Donald D. O’Neal	2010	Senior Vice President, Capital Research Global InvestorsSM (“CRGI”)
J. Blair Frank	2010	Senior Vice President, CRGI
Claudia P. Huntington	2010	Senior Vice President, CRGI
Dylan J. Yolles	2010	Senior Vice President, Capital International Investors SM (“CII”)
William L. Robbins	2012	Senior Vice President, CII

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/American Funds International Fund
Class A and B

Investment Objective.  The JNL/American Funds International Fund (“Fund” or “Feeder Fund”) seeks long-term growth of capital through exclusive investment in the shares of the American Funds Insurance Series® - International FundSM (“Master International Fund” or “Master Fund”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.79%
Less Fee Waiver2	(0.55) %
Total Annual Net Expenses	1.24%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.54%
Less Fee Waiver2	(0.55) %
Total Annual Net Expenses	0.99%

1	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
2
Jackson National Asset Management, LLC has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 126	$ 510	$ 918	$ 2,060

Class B
1 year	3 years	5 years	10 years
$ 101	$ 433	$ 787	$ 1,788

(1) The example reflects the aggregate expenses of both the Fund and the Master International Fund.

Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a “feeder fund”, does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

Period	Master Fund
1/1/2012 – 12/31/2012	29%

Period	Class A
1/1/2012 – 12/31/2012	3%

Period	Class B
1/1/2012 – 12/31/2012	3%

Principal Investment Strategies.  The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master International Fund.  The Master International Fund seeks to make your investment grow over time by investing primarily in common stocks of companies domiciled outside the United States , including companies domiciled in developing countries, that the investment adviser of the Master International Fund believes have the potential for growth Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The Master Fund is designed for investors seeking capital appreciation through stocks.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012 ): 12.13%; Worst Quarter (ended 9/30/2011): -22.02%

Class B

Best Quarter (ended 3/31/2012 ): 12.07%; Worst Quarter (ended 9/30/2011): -21.78%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (May 3, 2010)
JNL/American Funds International Fund (Class A)	17.41%	3.31%
MSCI All Country World ex-USA Index (Net)	16.83%	4.38%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (May 3, 2010)
JNL/American Funds International Fund (Class B)	17.57%	3.59%
MSCI All Country World ex-USA Index (Net)	16.83%	4.38%

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 385 for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Sung Lee	2010	Senior Vice President, Capital Research Global InvestorsSM (“CRGI”)
L. Alfonso Barroso	2010	Senior Vice President, CRGI
Jesper Lyckeus	2010	Senior Vice President, CRGI
Christopher M. Thomsen	2010	Senior Vice President, CRGI

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/American Funds New World Fund
Class A and B

Investment Objective.  The JNL/American Funds New World Fund (“Fund” or “Feeder Fund”) seeks long-term capital appreciation through exclusive investment in the shares of the American Funds Insurance Series® - New World Fund® (“Master New World Fund” or “Master Fund”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	2.24%
Less Fee Waiver2	(0.80) %
Total Annual Net Expenses	1.44%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.94%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.99%
Less Fee Waiver2	(0.80) %
Total Annual Net Expenses	1.19%

1	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
2
Jackson National Asset Management, LLC has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 147	$ 623	$ 1,127	$ 2,513

Class B
1 year	3 years	5 years	10 years
$ 121	$ 547	$ 999	$ 2,252

(1) The example reflects the aggregate expenses of both the Fund and the Master New World Fund.

Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a “feeder fund”, does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

Period	Master Fund
1/1/2012 – 12/31/2012	32%

Period	Class A
1/1/2012 – 12/31/2012	5%

Period	Class B
1/1/2012 – 12/31/2012	5%

Principal Investment Strategies.  The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master New World Fund.  The Master Fund is designed for investors seeking capital appreciation over time.  The Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The Master Fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets.  The Master Fund may also invest in debt securities of issuers, including issuers of lower-rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser), with exposure to these countries.  Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”  Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.  In determining whether a country is qualified, the Master Fund ’s investment adviser will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.   The investment adviser to the Master Fund maintains a list of qualified countries and securities in which the Master Fund may invest.  Qualified developing countries in which the Master Fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam, and Zambia.

The Master Fund may invest in equity securities of any company, regardless of where it is based, if the Master Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.  The Master Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed   income securities normally have more price volatility than short-term fixed   income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•	Thinly traded securities risk – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012 ): 11.46%; Worst Quarter (ended 9/30/2011): -19.04%

Class B

Best Quarter (ended 3/31/2012 ): 11.51%; Worst Quarter (ended 9/30/2011): -18.90%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (May 3, 2010)
JNL/American Funds New World Fund (Class A)	17.38%	5.14%
MSCI All Country World Index (Net)	16.13%	6.13%
MSCI Emerging Markets Index (Net)	18.22%	4.30%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (May 3, 2010)
JNL/American Funds New World Fund (Class B)	17.55%	5.37%
MSCI All Country World Index (Net)	16.13%	6.13%
MSCI Emerging Markets Index (Net)	18.22%	4.30%

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 390 for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Carl M. Kawaja	2010	Senior Vice President, Capital World Investors (“CWI”)
Nicholas J. Grace	2012	Senior Vice President, CWI
F. Galen Hoskin	2013	Senior Vice President, CWI
Robert H. Neithart	2012	Senior Vice President, CWI

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL Institutional Alt 20 Fund
Class A

Investment Objectives.  The investment objective of the Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.17%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.83%
Total Annual Fund Operating Expenses	1.00%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 102	$ 318	$ 552	$ 1,225

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	17%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust.  Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in the following traditional asset classes and strategies and non-traditional asset classes and strategies.

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Global Long/Short Credit

Global Macro

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 40% in fixed income securities, 20% to 40% in U.S. equity securities, and 5% to 30% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 7% of its assets in each Underlying Fund that invests in non-traditional asset classes.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 10.49%; Worst Quarter (ended 9/30/2011): -12.58%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (April 6, 2009)
JNL Institutional Alt 20 Fund (Class A)	11.15%	12.61%
MSCI All Country World Index	16.13%	15.74%
Barclays Capital U.S. Aggregate Bond Index	4.22%	6.65%
60% MSCI All Country World Index, 40% Barclays Capital U.S. Aggregate Bond Index	11.48%	12.46%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL Institutional Alt 35 Fund
Class A

Investment Objectives.  The investment objective of the Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.16%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.95%
Total Annual Fund Operating Expenses	1.12%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 114	$ 356	$ 617	$ 1,363

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	21%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust.  Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in the following traditional asset classes and strategies and non-traditional asset classes and strategies.

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Global Long/Short Credit

Global Macro

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 35% in fixed income securities, 15% to 35% in U.S. equity securities, and 5% to 25% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 10% of its assets in each Underlying Fund that invests in non-traditional asset classes.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index. Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 11.76%; Worst Quarter (ended 9/30/2011): -13.58%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (April 6, 2009)
JNL Institutional Alt 35 Fund (Class A)	11.33%	13.81%
MSCI All Country World Index	16.13%	15.74%
Barclays Capital U.S. Aggregate Bond Index	4.22%	6.65%
70% MSCI All Country World Index, 30% Barclays Capital U.S. Aggregate Bond Index	12.66%	13.33%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL Institutional Alt 50 Fund
Class A

Investment Objectives.  The investment objective of the Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.16%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	1.06%
Total Annual Fund Operating Expenses	1.22%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 124	$ 387	$ 670	$ 1,477

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	27%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust.  Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in the following traditional asset classes and strategies and non-traditional asset classes and strategies.

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Global Long/Short Credit

Global Macro

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 10% to 30% in fixed income securities, 10% to 35% in U.S. equity securities, and 5% to 20% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 10% of its assets in each Underlying Fund that invests in non-traditional asset classes.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index. Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 12.23%; Worst Quarter (ended 9/30/2011): -13.52%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (April 6, 2009)
JNL Institutional Alt 50 Fund (Class A)	10.88%	14.32%
MSCI All Country World Index	16.13%	15.74%
Barclays Capital U.S. Aggregate Bond Index	4.22%	6.65%
75% MSCI All Country World Index, 25% Barclays Capital U.S. Aggregate Bond Index	13.25%	13.75%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL Institutional Alt 65 Fund
Class A

Investment Objectives.  The investment objective of the Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	1.18%
Total Annual Fund Operating Expenses	1.36%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 138	$ 431	$ 745	$ 1,635

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	37%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust.  Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in the following traditional asset classes and strategies and non-traditional asset classes and strategies.

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Global Long/Short Credit

Global Macro

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 5% to 20% in fixed income securities, 5% to 25% in U.S. equity securities, and 0% to 15% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 13% of its assets in each Underlying Fund that invests in non-traditional asset classes.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed   income securities normally have more price volatility than short-term fixed   income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 13.07%; Worst Quarter (ended 9/30/2011): -13.96%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (April 6, 2009)
JNL Institutional Alt 65 Fund (Class A)	10.95%	15.22%
MSCI All Country World Index	16.13%	15.74%
Barclays Capital U.S. Aggregate Bond Index	4.22%	6.65%
80% MSCI All Country World Index, 20% Barclays Capital U.S. Aggregate Bond Index	13.83%	14.17%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/American Funds Balanced Allocation Fund
Class A

Investment Objectives.  The investment objective of the Fund is to seek a balance between current income and growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.00%
Acquired Fund Fees and Expenses2	0.48%
Total Annual Fund Operating Expenses	1.18%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 120	$ 375	$ 649	$ 1,432

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
4/30/2012 – 12/31/2012	9%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class 1shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”).  Not all Funds of AFIS are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 50%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-50% of its assets to Underlying Funds that invest primarily fixed   income securities.  The equity and fixed income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed   income securities normally have more price volatility than short-term fixed   income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance information for the Fund has not been included because the Fund has less than one calendar year of performance.   Performance, which provides some indication of the risks of investing in the Fund, will be available   in the prospectus in the future.

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding	November 2012	Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/American Funds Growth Allocation Fund
Class A

Investment Objectives.  The investment objective of the Fund is to seek capital growth with secondary emphasis on current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.00%
Acquired Fund Fees and Expenses2	0.50%
Total Annual Fund Operating Expenses	1.20%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 122	$ 381	$ 660	$ 1,455

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
4/30/2012 – 12/31/2012	11%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”).  Not all Funds of AFIS are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-30% of its assets to Underlying Funds that invest primarily fixed   income securities.  The equity and fixed   income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed   income securities normally have more price volatility than short-term fixed   income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance information for the Fund has not been included because the Fund has less than one calendar year of performance.   Performance, which provides some indication of the risks of investing in the Fund, will be available in the prospectus in the future.

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding	November 2012	Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/AQR Managed Futures Strategy Fund
Class A and B

Investment Objective. The investment objective of the Fund is to seek positive absolute returns.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.15%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquire d Fund Fees and Expenses 1	0.18%
Total Annual Net Expenses	1.53%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.15%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquire d Fund Fees and Expenses 1	0.18%
Total Annual Net Expenses	1.33%

1
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 156	$ 483	$ 834	$ 1,824

Class B
1 year	3 years	5 years	10 years
$ 135	$ 421	$ 729	$ 1,601

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – /12/31/2012	0%

Period	Class B
8/29/2012 – 12/31/2012	0%

Principal Investment Strategies.  To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts , futures-related instruments and equity swaps , as defined below.  The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, equity swaps and forward contracts currently across three major asset classes (currencies, fixed income and equities); however, the Fund may also have exposure to the commodities markets.  The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts, futures-related instruments and equity swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, “Instruments”), either by investing directly, in those Instruments, or indirectly, subject to appropriate regulatory clarification, by investing in the JNL/AQR Managed Futures Strategy Fund Ltd (“Subsidiary”) that will invest in those Instruments.  These instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund will inform you if investments through the Subsidiary are to be initiated.  (See “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund”).The Fund may also invest in fixed   income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund’s assets.  This flexibility allows AQR Capital Management, LLC (“Sub-Adviser”) to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Sub-Adviser uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments.  Once a trend is determined, the Fund will take either a long or short position in the given Instrument.   The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying instrument. The owners of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying instrument .  The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk.  The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all three major asset classes (currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class or may add exposure to the commodities markets.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a predetermined price in the future.  The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as, the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.  For example, if the Sub-Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified.  A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests, to meet margin or collateral requirements, or to meet asset segregation requirements when it may not be advantageous to do so.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns.  Higher volatility generally indicates higher risk.   The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 5% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market or economic conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times.  The Investment Company Act of 1940, as amended (“1940 Act”) and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage and also require the Fund to “set aside” (often referred to as asset segregation”) liquid assets, or engage in other SEC or SEC staff approved measures, to “cover” open positions with respect to certain Instruments that have the economic effect of financial leverage (as described above). The Fund, however, is not subject to any additional limitations on its net long and short exposures.  For more information on the asset segregation requirements and these and other risk factors, please see the “Principal Risks of Investing in the Fund.”

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%).

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities (including U.S. treasury bills) , U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings may serve as collateral or coverage for the positions the Fund takes and also earn income for the Fund.

For temporary defensive purposes, when purchases or redemptions require, or during transitions, the Fund may deviate very substantially from the allocation described above.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed   income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.   Although the IRS previously issued numerous private letter rulings that income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Adviser expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

•
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed   income securities normally have more price volatility than short-term fixed   income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

•
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

•
Investment strategy risk –   The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, and may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Leverage risk  – Reverse repurchase agreements, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
•
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Tax risk – In order for the Fund to qualify as a regulated investment company under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (‘Subchapter M”), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  A Fund will therefore annually restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2012):   5.27%; Worst Quarter (ended 3/31/2012):   -1.06%

Class B

Best Quarter (ended 12/31/2012):   5.36%; Worst Quarter (ended 3/31/2012):   -0.95%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (August 29, 2011)
JNL/AQR Managed Futures Strategy Fund (Class A)	5.60%	-0.07%
BofA Merrill Lynch Treasury Bill Index (3 month)	0.11%	0.08%
S&P Diversified Trends Indicator Total Return Index	-11.21%	-11.91%
Dow Jones Credit Suisse Managed Futures Hedge Fund Index	-2.93%	-5.61%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (August 29, 2011)
JNL/AQR Managed Futures Strategy Fund (Class B)	5.81%	0.15%
BofA Merrill Lynch Treasury Bill Index (3 month)	0.11%	0.08%
S&P Diversified Trends Indicator Total Return Index	-11.21%	-11.91%
Dow Jones Credit Suisse Managed Futures Hedge Fund Index	-2.93%	-5.61%

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
AQR Capital Management, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Clifford S. Asness, Ph.D.	2011	Managing and Founding Principal of the Sub-Adviser
John M. Liew, Ph.D.	2011	Founding Principal of the Sub-Adviser
Brian K. Hurst	2011	Principal of the Sub-Adviser
Yao Hua Ooi	2011	Principal of the Sub-Adviser

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/BlackRock Commodity Securities Strategy Fund
(formerly, JNL/BlackRock Commodity Securities Fund)
Class A and B

Investment Objective.  The investment objective of the Fund is to seek long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.99%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.79%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 101	$ 315	$ 547	$ 1,213

Class B
1 year	3 years	5 years	10 years
$ 81	$ 252	$ 439	$ 978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	11%

Period	Class B
1/1/2012 – 12/31/2012	11%

Principal Investment Strategies. The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% to 75% of its assets in the “Natural Resources Strategy,” and 25% to 50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials.  The “Commodity Strategy” will focus on investments in commodity securities.

To gain exposure in natural resources, the Fund will invest in companies active in the extraction, production, processing and trading of natural resources, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products (e.g. fertilizer and chemicals); containers and packaging, as well as companies in the energy resources sector.  The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities.

To gain exposure to commodities, the Fund may invest in certain securities, instruments or derivatives that provide exposure to commodities, including, but not limited to: commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.  The Fund may hold a portion of its portfolio in fixed   income securities.  The Fund does not intend to invest directly in commodities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed   income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodity-linked notes risk – Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and general derivatives risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.

•
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.   Although the IRS previously issued numerous private letter rulings that income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Natural resource related securities risk – Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Precious metals related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

•
Sector risk – Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in general economic conditions, legal, cultural or technological developments. in a sector affecting performance.

•
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 21.22%; Worst Quarter (ended 9/30/2008): -35.60%

Class B

Best Quarter (ended 6/30/2009): 21.15%; Worst Quarter (ended 9/30/2008): -35.58%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (January 16, 2007)
JNL/BlackRock Commodity Securities Strategy Fund (Class A)	0.79%	-4.32%	1.84%
Dow Jones-UBS Commodity Index	-1.06%	-5.17%	-1.12%
MSCI Natural Resources Index	6.70%	-0.67%	4.87%

75% MSCI Natural Resources Index, 25% Dow Jones-UBS Commodity Index	4.78%	-1.62%	3.52%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (January 16, 2007)
JNL/BlackRock Commodity Securities Strategy Fund (Class B)	0.98%	4.14%	2.04%
Dow Jones-UBS Commodity Index	-1.06%	-5.17%	-1.12%
MSCI Natural Resources Index	6.70%	-0.67%	4.87%

75% MSCI Natural Resources Index, 25% Dow Jones-UBS Commodity Index	4.78%	1.62%	3.52%
Portfolio Management.

Investment Adviser
Jackson National Asset Management, LLC

Sub-Adviser:
BlackRock Investment Management, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Robert M. Shearer, CFA	2010	Managing Director of BlackRock, Inc.
Robert Shimell	2010	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/BlackRock Global Allocation Fund
Class A and B

Investment Objective. The investment objective of the Fund is high total investment return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.89%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquire Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.11%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.89%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquire Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.91%

1
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 113	$ 353	$ 612	$ 1,352

Class B
1 year	3 years	5 years	10 years
$ 93	$ 290	$ 504	$ 1,120

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 -12/31/2012	49%

Period	Class B
1/1/2012 -12/31/2012	49%

Principal Investment Strategies.  The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund will invest in both equity and debt securities. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

At any given time, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that the Sub-Adviser believes are undervalued. The Fund may buy debt securities with varying maturities. The Fund may invest up to 35% of its total assets in high yield or junk bonds.  Junk bonds are fixed income securities rated below investment-grade by independent rating agencies or are bonds that are unrated but that the Sub-Adviser believes are of comparable quality.  The Fund may invest in corporate loans.

When choosing investments, the Sub-Adviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund may invest in the securities of companies of any market capitalization. The Fund may also invest in Real Estate Investment Trusts (“REITs”). Market capitalization is the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.

Generally, the Fund will invest primarily in the securities of corporate and governmental issuers located anywhere in the world.  The Fund may emphasize foreign securities when the Sub-Adviser expects these investments to outperform U.S. securities. When choosing investment markets, the Sub-Adviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.  In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy.  The Fund will also invest in non-U.S. currencies, however, the Fund may underweight or overweight a currency based on the Sub-Adviser’s outlook.

The Fund’s composite “Reference Benchmark” has at all times since the Fund’s formation included a 40% weighting in non-U.S. securities.  The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the Standard & Poor’s (“S&P”) 500 Index; 24% FTSE World Index (Ex-U.S.) Equities; 24% BofA Merrill Lynch Treasury Index GA05; and 16% Citigroup Non-US Dollar World Government Bond Index.  Throughout its history, the Fund has maintained a weighting in non-U.S. securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Fund anticipates it will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Sub-Adviser, in which case the Fund would invest at least 30%) — of its total assets in securities of (i) foreign government issuers; (ii) issuers organized or located outside the U.S.; (iii) issuers which primarily trade in a market located outside the U.S.; or (iv) issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).  For temporary defensive purposes, when purchases or redemptions require, or during transitions, the Fund may deviate very substantially from the allocation described above.

The Fund may invest in both developed and emerging markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in JNL/BlackRock Global Allocation Fund Ltd. , a wholly owned subsidiary of the Fund formed in the Cayman Islands ( “Subsidiary”), which invests primarily in commodity-related instruments and commodities. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.  The Subsidiary is advised by Jackson National Asset Management, LLC and has the same money managers as the Fund. The President and Chief Financial Officer of the Fund serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary portfolio pursuant to which JNAM agrees to receive no additional compensation for services to the Subsidiary. This provision of the investment advisory agreement with the Subsidiary may not be discontinued by JNAM as long as its contract with the Subsidiary is in place.

Total investment return is the combination of capital appreciation and investment income.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodity-linked notes risk – Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and general derivatives risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.

•
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.   Although the IRS previously issued numerous private letter rulings that income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.   While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.   The value of the convertible and debt securities may fall when interest rates rise.   Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than sec urities with shorter durations.   Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

•
Corporate loan risk -   Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest.  The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Custody risk – The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk –Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Structured note risk – A Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities.  Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities.  The performance of these notes is determined by the price movement of the commodities underlying the note.  These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities.  This means that a Fund may lose money if the issuer of the note defaults and that a Fund may not be able to readily close out its investment in such notes without incurring losses.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodity Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could affect the Fund.

•
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”) , the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (“IRS”) that could, among other things, affect the character, timing and/or amount of the fund’s taxable income or gains and of distributions made by the fund.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.   Performance prior to August 29, 2011 reflects the Fund’s results when managed under a master-feeder structure.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012 ): 7.77%; Worst Quarter (ended 9/30/2011): -10.84%

Class B

Best Quarter (ended 3/31/2012 ): 7.75%; Worst Quarter (ended 9/30/2011): -10.72%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (October 11, 2010)
JNL/BlackRock Global Allocation Fund (Class A)	9.59%	3.99%
S&P 500 Index	16.00%	11.91%
FTSE World Index	16.96%	6.95%
BofA Merrill Lynch Current 5-Year U.S. Treasury Index	2.27%	3.43%
Citigroup Non-U.S. Dollar World Government Bond Index	1.51%	1.42%
FTSE World ex-U.S. Index	17.54%	3.06%
36% S&P 500 Index, 24% FTSE World ex-U.S. Index, 24% BofA Merrill Lynch Current 5-Year U.S. Treasury Index, 16% Citigroup Non-U.S. Dollar World Government Bond Index	10.80%	6.35%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (October 11, 2010)
JNL/BlackRock Global Allocation Fund (Class B)	9.76%	4.21%
S&P 500 Index	16.00%	11.91%
FTSE World Index	16.96%	6.95%
BofA Merrill Lynch Current 5-Year U.S. Treasury Index	2.27%	3.43%
Citigroup Non-U.S. Dollar World Government Bond Index	1.51%	1.42%
FTSE World ex-U.S. Index	17.54%	3.06%
36% S&P 500 Index, 24% FTSE World ex-U.S. Index, 24% BofA Merrill Lynch Current 5-Year U.S. Treasury Index, 16% Citigroup Non-U.S. Dollar World Government Bond Index	10.80%	6.35%

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
BlackRock Investment Management, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Dennis W. Stattman, CFA	2011	Managing Director of BlackRock, Inc.
Dan Chamby, CFA	2011	Managing Director of BlackRock, Inc.
Romualdo Roldan, CFA	2011	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Brookfield Global Infrastructure Fund
Class A and B

Investment Objective. The investment objective of the Fund is to seek total return through growth of capital and current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	1.16%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	0.96%

1
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 118	$ 368	$ 638	$ 1,409

Class B
1 year	3 years	5 years	10 years
$ 98	$ 306	$ 531	$ 1,178

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 -12/31/2012	79%

Period	Class B
1/1/2012 -12/31/2012	79%

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing primarily in securities of publicly traded infrastructure companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States.  The Fund defines an infrastructure company as any company that derives at least 50% of its revenue or profits from the ownership or operation of infrastructure assets. The Fund defines infrastructure assets as the physical structures, networks and systems of transportation, energy, water and sewage, and communication.

Infrastructure assets currently include, but are not limited to, the following:

•	Toll roads, bridges and tunnels;
•	Airports;
•	Seaports;
•	Electricity transmission and distribution lines;
•	Gathering, treating, processing, fractionation, transportation and storage of hydrocarbon products;
•	Communication towers and satellites; and
•	Railroads.

Securities in which the Fund may invest include, but are not limited to, common, convertible and preferred stock, stapled securities, income trusts, limited partnerships, and limited partnership interests in the general partners of master limited partnerships, issued by infrastructure and infrastructure-related companies.  The Fund may also hold exchange-traded funds (ETFs) and exchange-traded notes (ETNs).  The Fund may also invest up to 25% of its net assets in energy-related companies organized as master limited partnerships (MLPs) and their affiliates.  The Fund retains the ability to invest in infrastructure-related companies of any size market capitalization.

A stapled security, which is widely used in Australia, is a security that is comprised of two parts that cannot be separated from one another.  The two parts of a stapled security are a unit of a trust and a share of a company.  The resulting security is influenced by both parts, and must be treated as one unit at all times, such as when buying or selling a security.  The value of stapled securities and the income derived from them may fall as well as rise.  Stapled securities are not obligations of, deposits in, or guaranteed by, the Fund.  The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for Federal income tax purposes.  MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

The Fund may invest in the securities of issuers located in a number of different countries throughout the world.  Under normal market conditions, the Fund will maintain exposure to infrastructure related securities of issuers in the U.S. and in at least three countries outside the U.S.  The amount invested outside the U.S. may vary, and at any given time, the Fund may have a significant exposure to non-U.S. securities, including infrastructure related securities of issuers domiciled in emerging market countries.  The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs).

The Fund may (but is not required to) use forward currency contracts, options, futures, swaps, and other derivative instruments as part of its investment strategy or to help manage portfolio risk.  The Fund uses derivatives to gain exposure to securities in markets that are not available for direct investing, or are cost prohibitive for direct investing.  The types of derivatives that may be used are zero strike options and total return swaps.  The Fund also uses derivatives to implement modest currency hedges from time to time to bring the net currency exposure more inline with the Dow Jones Brookfield Global Infrastructure Composite Index currency exposure.  Any currency hedging for the Fund will be undertaken to reduce the currency risk relative to the Dow Jones Brookfield Global Infrastructure Composite Index.

The Fund may also invest in fixed income securities, including high yield securities, commonly known as “junk bonds.”  The Fund may also hold cash or other short-term investments.

Certain instruments in which the Fund invests may be illiquid or thinly-traded securities.

Brookfield Investment Management Inc. (“Sub-Adviser”) draws upon the expertise and knowledge within its investment team and its parent, Brookfield Asset Management Inc. and its affiliates. Brookfield Asset Management Inc., provides extensive owner/operator insights into industry drivers and trends.  The Sub-Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows.  The Sub-Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends.  The Sub-Adviser uses proprietary research to select individual securities that they believe can add value from income and/or the potential for capital appreciation.  The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors.  The Sub-Adviser may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile.  A security may also be sold due to changes in portfolio strategy or cash flow needs.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange traded funds investing risk – An investment in an exchange-traded fund (“ETF”) generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

•
Exchange-traded note risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Infrastructure companies investment risk – Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries.  Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to:

-	Regulation by various government authorities;
-	Government regulation of rates charged to customers;
-	Service interruption due to environmental, operational or other mishaps;
-	The imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and
-	General changes in market sentiment towards infrastructure and utilities assets.

Other factors that may affect the operations of infrastructure-related companies include innovations in technology, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due, and general changes in market sentiment towards infrastructure and utilities assets.

•
Investment strategy risk – The Sub-Adviser use s the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, and may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Master limited partnership risk – An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation.  Holders of MLP units have limited control on matters affecting the partnership.  Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers.  MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.  The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes. Certain MLPs may be illiquid securities.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

•
Sector risk – Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in general economic conditions, legal, cultural or technological developments in a sector affecting performance.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Stapled securities risk –The two parts of a stapled security are a unit of a trust and a share of a company.  The resulting security is influenced by both parts, and must be treated as one unit at all times, such as when buying or selling a security.  The value of stapled securities and the income derived from them may fall as well as rise. Stapled securities are not obligations of, deposits in, or guaranteed by, the Fund.  The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2012):   6.99%; Worst Quarter (ended 6/30/2012):   1.36%

Class B

Best Quarter (ended 9/30/2012):   7.07%; Worst Quarter (ended 6/30/2012):   1.36%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (December 12, 2011)
JNL/Brookfield Global Infrastructure Fund (Class A)	18.67%	21.69%
Dow Jones Brookfield Global Infrastructure Index	13.77%	17.32%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (December 12, 2011)
JNL/Brookfield Global Infrastructure Fund (Class B)	18.96%	21.98%
Dow Jones Brookfield Global Infrastructure Index	13.77%	17.32%

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
Brookfield Investment Management Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Craig Noble, CFA	2011	Co-Chief Investment Officer and Portfolio Manager
Sam Arnold, CFA	2013	Director and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Capital Guardian Global Balanced Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to seek income and capital growth, consistent with reasonable risk.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.02%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.82%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 104	$ 325	$ 563	$ 1,248

Class B
1 year	3 years	5 years	10 years
$ 84	$ 262	$ 455	$ 1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	37%

Period	Class B
1/1/2012 – 12/31/2012	37%

Principal Investment Strategies. The Fund seeks to meet its objective through investments in stocks and fixed income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed income , but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed income securities.

The Fund may also invest in debt securities of developing country (emerging market) issuers.

Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•	Investments in initial public offerings of securities (“IPOs”) risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 13.30%; Worst Quarter (ended 12/31/08): -13.78%

Class B

Best Quarter (ended 6/30/2009): 13.45%; Worst Quarter (ended 12/31/08): -13.84%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/Capital Guardian Global Balanced Fund (Class A)	13.04%	0.61%	5.38%
MSCI All Country World Index	16.13%	-1.16%	8.11%
Barclays Capital Global Aggregate Bond Index	4.32%	5.44%	5.98%
65% MSCI All Country World Index, 35% Barclays Capital Global Aggregate Bond Index	12.04%	1.54%	7.65%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Capital Guardian Global Balanced Fund (Class B)	13.38%	0.82%	4.49%
MSCI All Country World Index	16.13%	-1.16%	5.10%
Barclays Capital Global Aggregate Bond Index	4.32%	5.44%	5.28%
65% MSCI All Country World Index, 35% Barclays Capital Global Aggregate Bond Index	12.04%	1.54%	5.62%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LCC

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Mark A. Brett	2007	Vice President of Capital International Limited , an affiliate of Capital Guardian Trust Company
Michael Cohen	2009	Director (of Capital Guardian Trust Company)
Mark H. Dalzell	2007	Senior Vice President of Capital Research and Management Company, Fixed Income Investors Division, an affiliate of Capital Guardian Trust Company
David I. Fisher	2007	Chairman Emeritus and Director
Nancy J. Kyle	2007	Vice Chair and Director
Robert H. Neithart	2007	Senior Vice President (of Capital Guardian Trust Company)
Wesley K.-S. Phoa	2008	Senior Vice President of Capital International Research, Inc. , an affiliate of Capital Guardian Trust Company
Lionel M. Sauvage	2007	Senior Vice President
Lisa B. Thompson	2012	Senior Vice President (of Capital Guardian Trust Company)

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Capital Guardian Global Diversified Research Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.87%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	1.09%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.87%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	0.89%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 111	$ 347	$ 601	$ 1,329

Class B
1 year	3 years	5 years	10 years
$ 91	$ 284	$ 493	$ 1,096

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	32%

Period	Class B
1/1/2012 – 12/31/2012	32%

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

The Fund may also invest in equity securities of developing country emerging market issuers.

Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 24.25%; Worst Quarter (ended 12/31/08): -24.89%

Class B

Best Quarter (ended 6/30/2009): 24.40%; Worst Quarter (ended 12/31/08): -24.87%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/Capital Guardian Global Diversified Research Fund (Class A)	17.02%	-0.14%	6.68%
MSCI All Country World Index	16.13%	-1.16%	8.11%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Capital Guardian Global Diversified Research Fund (Class B)	17.28%	0.12%	4.65%
MSCI All Country World Index	16.13%	-1.16%	5.10%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Patricio Ciarfaglia	November 2012	Vice President of Capital International Research Inc., an affiliate of CGTC

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/DFA U.S. Core Equity Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.72%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.93%
Less Fee Waiver2	(0.12) %
Total Annual Net Expenses	0.81%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.72%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.73%
Less Fee Waiver2	(0.12) %
Total Annual Net Expenses	0.61%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

2 Jackson National Asset Management, LLC has contractually agreed to limit management fees of the Fund to 0.50%.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 83	$ 284	$ 503	$ 1,132

Class B
1 year	3 years	5 years	10 years
$ 62	$ 221	$ 394	$ 895

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	113%

Period	Class B
1/1/2012 – 12/31/2012	113%

The portfolio turnover reflected above includes results when the Fund was managed by the previous sub-adviser, Eagle Asset Management, Inc.

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. companies.  The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies as defined below will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe .  The Sub-Adviser generally defines the “U.S. Universe” as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Sub-Adviser. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.  Additionally, the range by which the Fund’s percentage allocation to all securities as compared to the U.S. Universe may be modified after considering other factors the Sub-Adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management and expected profitability.  In assessing expected profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. .

In constructing the portfolio, the Sub-Adviser identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  It then places priority on efficiently managing portfolio turnover and keeping trading costs low.   In general, the Sub-Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Fund purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe.  The Fund’s increased exposure to small and value companies may be achieved by decreasing the allocation of the Fund’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies.  An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization.  An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

The Fund may also use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.   Performance prior to April 30, 2012 reflects the Fund’s results when managed by the former sub-adviser, Eagle Asset Management, Inc. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2013, for consistency with the Fund’s strategy, the Fund will replace the S&P 500 Index with the Russell 3000 Index as its benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 20.60%; Worst Quarter (ended 12/31/08): -24.10%

Class B

Best Quarter (ended 6/30/2009): 20.82%; Worst Quarter (ended 12/31/08): -24.09%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/DFA U.S. Core Equity Fund (Class A)	13.70%	0.57%	4.76%
S&P 500 Index	16.00%	1.66%	7.10%
Russell 3000 Total Return	16.42%	2.04%	7.68%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/DFA U.S. Core Equity Fund (Class B)	13.85%	0.79%	2.62%
S&P 500 Index	16.00%	1.66%	4.53%
Russell 3000 Total Return	16.42%	2.04%	4.91%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Dimensional Fund Advisors LP

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Joseph H. Chi	2012	Senior Portfolio Manager and Vice President
Jed S. Fogdall	2012	Senior Portfolio Manager and Vice President
Henry F. Gray	2012	Head of Global Equity Trading and Vice President

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Eagle SmallCap Equity Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.78%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.98%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.78%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.78%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 100	$ 312	$ 542	$ 1,201

Class B
1 year	3 years	5 years	10 years
$ 80	$ 249	$ 433	$ 966

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	51%

Period	Class B
1/1/2012 – 12/31/2012	51%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of the companies represented by the Russell 2000® Index (“Index”).  As of December 30, 2012 , the market capitalization of the Index ranged from $ 87 million to $ 4.66 billion.

The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in initial public offerings of securities (“IPOs”) risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2003): 21.32%; Worst Quarter (ended 12/31/08): -28.90%

Class B

Best Quarter (ended 6/30/2009): 21.33%; Worst Quarter (ended 12/31/2008): -28.83%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/Eagle SmallCap Equity Fund (Class A)	13.83%	4.75%	11.21%
Russell 2000 Growth Index	14.59%	3.49%	9.80%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Eagle SmallCap Equity Fund (Class B)	14.09%	4.96%	7.75%
Russell 2000 Growth Index	14.59%	3.49%	5.40%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Eagle Asset Management, Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Bert L. Boksen	1996	Senior Vice President, Managing Director & Portfolio Manager
Eric Mintz	2008	Portfolio Co-Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Eastspring Investments Asia ex-Japan Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.27%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.07%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 129	$ 403	$ 697	$ 1,534

Class B
1 year	3 years	5 years	10 years
$ 109	$ 340	$ 590	$ 1,306

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	76%

Period	Class B
1/1/2012 – 12/31/2012	76%

Principal Investment Strategies. The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

The Asia ex-Japan region includes, but is not limited to, the following countries: Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People’s Republic of China; India; Pakistan, and Vietnam.  The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Asia ex-Japan concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Asia ex-Japan countries and to be more volatile than the performance of more geographically diversified funds.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 41.35%; Worst Quarter (ended 9/30/2008): -23.88%

Class B

Best Quarter (ended 6/30/2009): 41.65%; Worst Quarter (ended 9/30/2008): -23.85%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (December 3, 2007)
JNL/Eastspring Investments Asia ex-Japan Fund (Class A)	22.55%	-0.48%	-0.87%
MSCI Asia ex-Japan Index	22.36%	-0.16%	-0.28%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (December 3, 2007)
JNL/Eastspring Investments Asia ex-Japan Fund (Class B)	22.72%	-0.28%	-0.68%
MSCI Asia ex-Japan Index	22.36%	-0.16%	-0.28%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Eastspring Investments (Singapore) Limited

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Kannan Venkataramani	2007	Investment Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Eastspring Investments China-India Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.31%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.11%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 133	$ 415	$ 718	$ 1,579

Class B
1 year	3 years	5 years	10 years
$ 113	$ 353	$ 612	$ 1,352

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	24%

Period	Class B
1/1/2012 – 12/31/2012	24%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing normally, 80% of its assets  in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 45.45%; Worst Quarter (ended 12/31/08): -24.06%

Class B

Best Quarter (ended 6/30/2009): 45.58%; Worst Quarter (ended 12/31/08): -23.88%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (December 3, 2007)
JNL/Eastspring Investments China-India Fund (Class A)	23.48%	-4.26%	-4.24%
MSCI China Index	22.75%	-3.51%	-4.34%
MSCI India Index	25.97%	-7.24%	-6.19%
50% MSCI China Index, 50% MSCI India Index	25.10%	-4.76%	-4.62%

Average Annual Total Returns as of December 31, 2012
	1 year	5year	Life of Class (December 3, 2007)
JNL/Eastspring Investments China-India Fund (Class B)	23.52%	-4.07%	-4.05%
MSCI China Index	22.75%	-3.51%	-4.34%
MSCI India Index	25.97%	-7.24%	-6.19%
50% MSCI China Index, 50% MSCI India Index	25.10%	-4.76%	-4.62%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Eastspring Investments (Singapore) Limited

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Krishna Kumar	2009	Investment Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Franklin Templeton Founding Strategy Fund
Class A

Investment Objective.  The investment objective of the Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses 1	1.03%
Total Annual Fund Operating Expenses	1.08%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 110	$ 343	$ 595	$ 1,317

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	5%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Fund seeks to achieve its objective by making allocations (approximately 33 1/3%) of its assets and cash flows among the following three Underlying Funds:

•	JNL/Franklin Templeton Income Fund;
•	JNL/Franklin Templeton Global Growth Fund; and
•	JNL/Franklin Templeton Mutual Shares Fund.

These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed income and money market securities.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 17.96%; Worst Quarter (ended 12/31/08): -18.94%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Founding Strategy Fund (Class A)	15.96%	0.97%	0.96%
S&P 500 Index	16.00%	1.66%	2.13%
MSCI World Index	15.83%	-1.18%	0.38%
Barclays Capital Aggregate Bond Index	4.22%	5.95%	6.15%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William Harding	November 2012	Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Franklin Templeton Global Growth Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.84%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.06%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.84%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.86%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 108	$ 337	$ 585	$ 1,294

Class B
1 year	3 years	5 years	10 years
$ 88	$ 274	$ 477	$ 1,061

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	15%

Period	Class B
1/1/2012 – 12/31/2012	15%

Principal Investment Strategies. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.   The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for the Fund, the Sub-Adviser applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Fund may use derivative strategies.  Debt securities represent the obligation of the issuer to repay the loan of money to it, and generally pay interest to the holder.  Bonds, notes and debentures are examples of debt securities.  In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

•
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 19.70%; Worst Quarter (ended 12/31/08): -21.36%

Class B

Best Quarter (ended 6/30/2009): 19.89%; Worst Quarter (ended 12/31/08): -21.22%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Global Growth Fund (Class A)	22.06%	-0.95%	-0.69%
MSCI World Index	15.83%	-1.18%	0.38%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (January 16, 2007)
JNL/Franklin Templeton Global Growth Fund (Class B)	22.35%	0.75%	-0.49%
MSCI World Index	15.83%	-1.18%	0.38%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Templeton Global Advisors Limited

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Norm Boersma, CFA	2011	President - Templeton Global Advisors Limited Chief Investment Officer - Templeton Global Equity Group
Tucker Scott, CFA	2007	Executive Vice President
Lisa F. Myers, CFA	2007	Executive Vice President

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Franklin Templeton Global Multisector Bond Fund
Class A and B

Investment Objective. The investment objective of the Fund is to seek total investment return consisting of a combination of interest income, capital appreciation, and currency gains.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses 1	0.03%
Total Annual Fund Operating Expenses	1.13%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses 1	0.03%
Total Annual Fund Operating Expenses	0.93%

1
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above .

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 115	$ 359	$ 622	$ 1,375

Class B
1 year	3 years	5 years	10 years
$ 95	$ 296	$ 515	$ 1,143

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1 /2012 – 12/31/2012	11%

Period	Class B
1/1 /2012 – 12/31/2012	11%

Principal Investment Strategies.   Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related or corporate issuers worldwide (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund's assets will be invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

The Fund may buy bonds rated in any category, including securities in default. The Fund may invest in debt securities of any maturity, and the average maturity of debt securities in the Fund’s portfolio will fluctuate depending on the Sub-Adviser’s outlook on changing market, economic, and political conditions.

The Fund may invest in fixed income securities of any credit quality, including below investment grade or high-yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund may frequently invest up to 50% of its assets in high-yield securities.

For purposes of pursuing its investment goals, the Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The Fund may also enter into various other transactions involving derivatives, including swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies.

The Sub-Adviser allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. The Sub-Adviser may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the Sub-Adviser believes another security is a more attractive investment opportunity.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub - Adviser expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

•
Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Floating rate corporate loans risk – Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Some of these loans may be “covenant lite” loans which do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Income risk – Which is the chance that the Fund’s income will decline because of falling interest rates. Because the Fund’s income may be based on short-term interest rates – which can fluctuate significantly over short periods – income risk is expected to be high.  The Fund’s distributions to shareholders may decline when interest rates fall.

•
Inflation-indexed securities risk – Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012):   7.05%; Worst Quarter (ended 6/30/2012):   -0.74%

Class B

Best Quarter (ended 3/31/2012):   7.15%; Worst Quarter (ended 6/30/2012):   -0.74%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (December 12, 2011)
JNL/Franklin Templeton Global Multisector Bond Fund (Class A)	17.78%	17.61%
Barclays Multiverse Index	4.84%	5.12%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (December 12, 2011)
JNL/Franklin Templeton Global Multisector Bond Fund (Class B)	17.98%	17.80%
Barclays Multiverse Index	4.84%	5.12%

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
Franklin Advisers, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Hasenstab, Ph.D.	2011	Senior Vice President and Portfolio Manager
Canyon Chan, CFA	2011	Senior Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Franklin Templeton Income Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to maximize income while maintaining prospects for capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.73%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.02%
Total Annual Fund Operating Expenses	0.96%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.73%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.02%
Total Annual Fund Operating Expenses	0.76%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 98	$ 306	$ 531	$ 1,178

Class B
1 year	3 years	5 years	10 years
$ 78	$ 243	$ 422	$ 942

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	24%

Period	Class B
1/1/2012 – 12/31/2012	24%

Principal Investment Strategies. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund may shift its investments from one asset class to another based on the Sub-Adviser’s analysis of the best opportunities for the Fund’s portfolio in a given market. The equity securities in which the Fund invests consist primarily of common stocks. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage and asset-backed securities, debentures, and shorter term instruments. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the Subadviser believes are attractive. The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade (also known as “junk bonds”), including a portion in defaulted securities. The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors. The Fund may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.

The Fund’s Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, the Sub-Adviser considers a variety of factors.

When choosing equity investments for the Fund, the Sub-Adviser applies a “bottom-up,” value oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.   While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.   The value of the convertible and debt securities may fall when interest rates rise.   Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than sec urities with shorter durations.   Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Floating rate corporate loans risk – Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Some of these loans may be “covenant lite” loans which do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.

•
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Income risk – Which is the chance that the Fund’s income will decline because of falling interest rates. Because the Fund’s income may be based on short-term interest rates – which can fluctuate significantly over short periods – income risk is expected to be high.  The Fund’s distributions to shareholders may decline when interest rates fall.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 17.16%; Worst Quarter (ended 9/30/2008): -14.65%

Class B

Best Quarter (ended 6/30/2009): 17.13%; Worst Quarter (ended 9/30/2008): -14.64%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (May 1, 2006)
JNL/Franklin Templeton Income Fund (Class A)	12.20%	3.88%	4.63%
S&P 500 Index	16.00%	1.66%	3.54%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	6.34%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (May 1, 2006)
JNL/Franklin Templeton Income Fund (Class B)	12.51%	4.09%	4.84%
S&P 500 Index	16.00%	1.66%	3.54%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	6.34%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Franklin Advisers, Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Edward D. Perks, CFA	2006	Senior Vice President

Alex Peters, CFA	2009	Vice President
Matt Quinlan	2009	Vice President

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Franklin Templeton International Small Cap Growth Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.31%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.11%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 133	$ 415	$ 718	$ 1,579

Class B
1 year	3 years	5 years	10 years
$ 113	$ 353	$ 612	$ 1,352

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	32%

Period	Class B
1/1/2012 – 12/31/2012	32%

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies. Smaller international companies are companies with market capitalizations not exceeding (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index, whichever is greater, at the time of purchase. The equity securities in which the Fund primarily invests are common stock.

The Fund invests predominantly in securities listed or traded on recognized international markets in developed countries included in the MSCI EAFE Small Cap Index. The Fund’s Sub-Adviser generally intends to maintain a more focused portfolio consisting of approximately 25-45 securities. The Fund, from time to time, may have significant investments in a particular sector or country.

In choosing individual equity investments, the Fund’s Sub-Adviser utilizes a fundamental “bottom-up” approach involving in-depth proprietary analysis of individual equity securities. In narrowing down the universe of eligible investments, the Sub-Adviser employs a quantitative and qualitative approach to identify smaller international companies that the Sub-Adviser believes have the potential to generate attractive returns with lower downside risk. Overall, the Sub-Adviser seeks to invest in growth companies with attractive valuations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Focus risk –   To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Liquidity risk – From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a debt security. Market prices for such securities may be volatile.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 32.48%; Worst Quarter (ended 12/31/08): -26.90%

Class B

Best Quarter (ended 6/30/2009): 32.33%; Worst Quarter (ended 12/31/08): -26.67%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (December 3, 2007)
JNL/Franklin Templeton International Small Cap Growth Fund (Class A)	27.26%	-1.57%	-1.80%
MSCI EAFE Small Cap Index	20.00%	-0.86%	-1.53%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (December 3, 2007)
JNL/Franklin Templeton International Small Cap Growth Fund (Class B)	27.30%	1.38%	-1.59%
MSCI EAFE Small Cap Index	20.00%	-0.86%	-1.53%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Franklin Templeton Institutional, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Edwin Lugo , CFA	2010	Senior Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Franklin Templeton Mutual Shares Fund
Class A and B

Investment Objective.  The investment objective of the Fund is capital appreciation, which may occasionally be short-term (which is capital appreciation return on an investment in less than 12 months), and secondarily, income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.83%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.02%
Total Annual Fund Operating Expenses	1.06%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.83%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.02%
Total Annual Fund Operating Expenses	0.86%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 108	$ 337	$ 585	$ 1,294

Class B
1 year	3 years	5 years	10 years
$ 88	$ 274	$ 477	$ 1,061

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	34%

Period	Class B
1/1/2012 – 12/31/2012	34%

Principal Investment Strategies. Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the Subadvisor expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the Sub-Adviser’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

The Fund expects to invest a significant portion (up to 35%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Risk arbitrage securities and distressed companies risk – Companies involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers and distressed companies present significant t risks that any restructuring may not be successful and become reduced in value or worthless.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 16.97%; Worst Quarter (ended 12/31/08): -21.63%

Class B

Best Quarter (ended 6/30/2009): 16.88%; Worst Quarter (ended 12/31/08): -21.58%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Mutual Shares Fund (Class A)	13.66%	-0.19%	-0.13%
S&P 500 Index	16.00%	1.66%	2.13%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (January 16, 2007)
JNL/Franklin Templeton Mutual Shares Fund (Class B)	14.01%	0.04%	0.09%
S&P 500 Index	16.00%	1.66%	2.13%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Franklin Mutual Advisers, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Peter A. Langerman	2007	Chairman, President and Chief Executive Officer
Deborah A. Turner, CFA	2007	Portfolio Manager
F. David Segal, CFA	2007	Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Franklin Templeton Small Cap Value Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.02%
Total Annual Fund Operating Expenses	1.12%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.02%
Total Annual Fund Operating Expenses	0.92%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 114	$ 356	$ 617	$ 1,363

Class B
1 year	3 years	5 years	10 years
$ 94	$ 293	$ 509	$ 1,131

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	8%

Period	Class B
1/1/2012 – 12/31/2012	8%

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization (small-cap) companies. Small-cap companies are companies with market capitalizations (the total market value of a company's outstanding stock) under $3.5 billion at the time of purchase.

The Fund generally invests in equity securities that the Fund’s Sub-Adviser believes are undervalued and have the potential for capital appreciation. The Fund invests primarily in common stocks. A stock price is undervalued, or is a “value,” when it trades at less than the price at which the Sub-Adviser believes it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund invests in companies that the Sub-Adviser believes have, for example: stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price.

The types of companies the Fund may invest in include those that may be considered out of favor, such as companies attempting to recover from bankruptcy, business setbacks or adverse events (turnarounds) or cyclical downturns, or that may be considered potential takeover targets.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2009): 24.17%; Worst Quarter (ended 12/31/08): -29.32%

Class B

Best Quarter (ended 9/30/2009): 24.28%; Worst Quarter (ended 12/31/08): -29.20%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (May 2, 2005)
JNL/Franklin Templeton Small Cap Value Fund (Class A)	17.62%	5.33%	6.15%
Russell 2500TM Value Index	19.21%	4.54%	6.13%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (May 2, 2005)
JNL/Franklin Templeton Small Cap Value Fund (Class B)	17.87%	5.53%	6.36%
Russell 2500TM Value Index	19.21%	4.54%	6.13%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Frankin Advisory Services, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William J. Lippman	2005	President and Chief Investment Officer
Steven B. Raineri	2012	Portfolio Manager
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Senior Vice President

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance product as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Goldman Sachs Core Plus Bond Fund
Class A and B

Investment Objective.  The primary investment objective of the Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.67%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.03%
Total Annual Fund Operating Expenses	0.91%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.67%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.03%
Total Annual Fund Operating Expenses	0.71%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 93	$ 290	$ 504	$ 1,120

Class B
1 year	3 years	5 years	10 years
$ 73	$ 227	$ 395	$ 883

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	843%

Period	Class B
1/1/2012 – 12/31/2012	843%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed income securities and related investments.

The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed income market (including non-investment grade securities), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  The Fund may engage in forward foreign currency transactions for both speculative and hedging purposes. The Fund also intends to invest in other derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund’s investments in derivatives may include, in addition to forward foreign currency exchange contracts, interest rate futures contracts, options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps), and other forward contracts. The Fund may use derivatives instead of buying and selling bonds to manage duration, to gain exposure or to short individual securities or to gain exposure to a credit or asset backed index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns  compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2003): 5.88%; Worst Quarter (ended 9/30/2008): -2.81%

Class B

Best Quarter (ended 9/30/2009): 5.98%; Worst Quarter (ended 9/30/2008): -2.78%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/Goldman Sachs Core Plus Bond Fund (Class A)	7.76%	5.93%	6.41%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	5.18%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Goldman Sachs Core Plus Bond Fund (Class B)	7.97%	6.16%	5.77%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	5.11%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Goldman Sachs Asset Management, L.P.

Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Jonathan Beinner	2007	Managing Director
Michael Swell	2007	Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A and B

Investment Objective.  The investment objective of the Fund is a high level of total return consisting of income and capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.86%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.08%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.86%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.88%
1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 110	$ 343	$ 595	$ 1,317

Class B
1 year	3 years	5 years	10 years
$ 90	$ 281	$ 488	$ 1,084

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	138%

Period	Class B
1/1/2012 – 12/31/2012	138%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in: (i) sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency; and /or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure Such instruments referred to in (i) above may include credit linked notes and other investments with similar economic exposures. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Generally, the Sub-Adviser has broad discretion to identify other countries that it considers to qualify as emerging markets countries. The majority of these countries are likely to be located in Asia, South and Central America, the Middle East, Central and Eastern Europe, and Africa. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities, denominated in the currency of that country, and may also include nominal and real inflation-linked securities. In determining whether an issuer of corporate debt is in an emerging market country, the Sub-Adviser will ordinarily do so by identifying the issuer’s “country of risk.” The issuer’s “country of risk” is defined by Bloomberg and is based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. However, the Investment Adviser may also (but is not required to) deem other issuers to be in an emerging market country if they are otherwise tied economically to an emerging market country.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts, to attempt to improve the performance of the Fund and to gain exposure to certain countries or currencies in the Fund’s investment portfolio in accordance with its investment objective. The Fund’s investments in these instruments may be significant. These transactions may result in substantial realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s investments in bonds and other securities. Short-term and long-term realized capital gains distributions paid by the Fund are taxable to its shareholders.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging market risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Non-hedging foreign currency trading risk – The Fund may engage in forward foreign currency transactions for speculative purposes. The Fund’s Sub-Adviser may purchase or sell foreign currencies throug the use of forward contracts based on the Sub-Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Sub-Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Sub-Adviser’s expectations may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 12.46%; Worst Quarter (ended 9/30/2011): -11.07%

Class B

Best Quarter (ended 6/30/2009): 12.55%; Worst Quarter (ended 9/30/2011): -11.02%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)	19.96%	11.40%
JPMorgan GBI EM Global Diversified Index	16.76%	12.41%
JPMorgan CEMBI Broad Diversified Index	15.01%	12.67%
75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index	16.42%	12.15%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class B)	20.28%	11.62%
JPMorgan GBI EM Global Diversified Index	16.76%	12.41%
JPMorgan CEMBI Broad Diversified Index	15.01%	12.67%
75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index	16.42%	12.15%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Goldman Sachs Asset Management, L.P.

Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Samuel Finkelstein	2008	Managing Director
Richardo Penfold	2008	Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Goldman Sachs Mid Cap Value Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.02%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.82%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 104	$ 325	$ 563	$ 1,248

Class B
1 year	3 years	5 years	10 years
$ 84	$ 262	$ 455	$ 1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	80%

Period	Class B
1/1/2012 – 12/31/2012	80%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets in securities within the market capitalization range of the Russell Mid Cap Value Index and the Russell 2500 Value Index.

If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

The Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries.

The Fund may also invest in derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Equity securities risk– Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mid-cap and small-cap risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower   markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2009): 19.27%; Worst Quarter (ended 12/31/08): -23.79%

Class B

Best Quarter (ended 9/30/2009): 19.42%; Worst Quarter (ended 12/31/08): -23.87%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (May 2, 2005)
JNL/Goldman Sachs Mid Cap Value Fund (Class A)	18.01%	3.07%	6.11%
Russell Midcap Value Index	18.51%	3.79%	6.56%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (May 2, 2005)
JNL/Goldman Sachs Mid Cap Value Fund (Class B)	18.43%	3.31%	6.35%
Russell Midcap Value Index	18.51%	3.79%	6.56%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Goldman Sachs Asset Management, L.P.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Dolores Bamford	2005	Managing Director
Andrew Braun	2005	Managing Director
Sean Gallagher	2005	Managing Director
Robert Crystal	2012	Managing Director
Sally Pope Davis	2012	Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Goldman Sachs U.S. Equity Flex Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.98%
Acquired Fund Fees and Expenses 2	0.01%
Total Annual Fund Operating Expenses	2.14%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.98%
Acquired Fund Fees and Expenses 2	0.01%
Total Annual Fund Operating Expenses	1.94%

1 Other expenses are based on amounts incurred during the period ended December 31, 2012. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period were 0.97%.   The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 217	$ 670	$ 1,149	$ 2,472

Class B
1 year	3 years	5 years	10 years
$ 197	$ 609	$ 1,047	$ 2,264

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	106%

Period	Class B
1/1/2012 – 12/31/2012	106%

Principal Investment Strategies. The Fund’s principal investment strategy is to invest in a broad mix of equity securities that aims to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index.

The Sub-Adviser will normally establish long and short positions in equity securities.  In seeking to outperform its benchmark index, the S&P 500 Index, the Fund will hold long securities that the Sub-Adviser believes are more likely to outperform the index, and will take short positions in securities the Sub-Adviser believes will underperform the index.  This strategy offers the portfolio management team increased flexibility in expressing their views, whether positive or negative, on certain issuers. The Sub-Adviser intends to maintain a net long exposure (the market value of long positions minus the market value of short positions divided by the total market value of the portfolio) of approximately 100% and a beta of 1. The Sub-Adviser will normally target long positions of 130% of the Fund’s net assets, and short positions of 30% of the Fund’s net assets, but may vary from these targets.

Beta is a measure of a stock’s volatility relative to the volatility of the market.  A fund that has the same volatility as that of the market has a beta of 1.  If a fund has a beta less than 1, a fund is less volatile than the market. On the other hand, a fund that has a beta greater than 1 is more volatile than the market.  For this Fund, the market is considered to be all of the stocks included in the S&P 500 Index.

When the Fund sells a security short, it borrows the security from a lender and then sells it to a third party. To complete or close the short transaction, the Fund must acquire the same security in the market and return it to the lender.  If the Fund can close the transaction by buying the security at a price lower than the price paid by the third party, a profit results; however, if the price rises, a loss occurs.  When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of the short sale to purchase additional securities or for any other Fund purpose.  This is a form of leverage, and when the Fund does this, it is required to pledge replacement collateral as security to the broker, and may use securities it owns to meet any such collateral obligations.

The Sub-Adviser’s investment philosophy is based on the belief that investing should thoughtfully weigh two important attributes of a stock:  price and prospects.  The Sub-Adviser believes a company’s prospective ability to generate high cash flow returns on capital will strongly influence investment success.  The Fund will favor investments in equities that the Sub-Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.  Conversely, the Fund will short equities where the Sub-Adviser believes the businesses have limited prospects, such as those facing deteriorating fundamentals and severe headwinds, with limited or no competitive advantage.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Leverage risk  – Reverse repurchase agreements, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 16.48%; Worst Quarter (ended 12/31/08): -21.56%

Class B

Best Quarter (ended 6/30/2009): 16.57%; Worst Quarter (ended 12/31/08): -21.48%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (January 16, 2007)
JNL/Goldman Sachs U.S. Equity Flex Fund (Class A)	19.59%	-2.00%	-0.33%
S&P 500 Index	16.00%	1.66%	2.13%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (January 16, 2007)
JNL/Goldman Sachs U.S. Equity Flex Fund (Class B)	19.80%	-1.79%	-0.11%
S&P 500 Index	16.00%	1.66%	2.13%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Goldman Sachs Asset Management, L.P.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Andrew Braun	2005	Managing Director
Sean Gallagher	2005	Managing Director
Charles “Brook” Dane, CFA	2010	Vice President
Michael Ho, CFA	2013	Vice President

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Invesco Global Real Estate Fund
Class A and B

Investment Objective.  The investment objective of the Fund is high total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	1.06%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	0.86%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 108	$ 337	$ 585	$ 1,294

Class B
1 year	3 years	5 years	10 years
$ 88	$ 274	$ 477	$ 1,061

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	57%

Period	Class B
1/1/2012 – 12/31/2012	57%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets   in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.  These companies include real estate investment trusts (“REITs”) or other real estate operating companies.

Investment in equity and debt securities of companies unrelated to the real estate industry are generally limited to securities that the portfolio managers believe are undervalued and have potential for growth of capital.  The Fund may purchase debt securities including U.S. Treasury and agency bonds and notes.  It may also invest up to 10% in non-investment grade debt securities (commonly known as “junk-bonds”) of real estate and real estate-related issuers .

The Fund also may engage in short sales of securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 30.59%; Worst Quarter (ended 12/31/08): -35.39%

Class B

Best Quarter (ended 6/30/2009): 30.89%; Worst Quarter (ended 12/31/08): -35.35%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (May 2, 2005)
JNL/Invesco Global Real Estate Fund (Class A)	28.31%	3.72%	6.57%
FTSE EPRA/NAREIT Developed Real Estate Index	28.65%	1.07%	6.68%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (May 2, 2005)
JNL/Invesco Global Real Estate Fund (Class B)	28.58%	3.93%	6.78%
FTSE EPRA/NAREIT Developed Real Estate Index	28.65%	1.07%	6.68%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Invesco Advisers, Inc.

Sub-Sub-Adviser:
Invesco Asset Management Limited

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Joe Rodriguez, Jr.	2005	Lead Portfolio Manager
Mark Blackburn	2005	Portfolio Manager
Ping-Ying Wang	2006	Portfolio Manager
Paul Curbo	2007	Portfolio Manager
James Cowen	2008	Portfolio Manager
Darin Turner	2010	Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Invesco International Growth Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.02%
Total Annual Fund Operating Expenses	1.02%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.02%
Total Annual Fund Operating Expenses	0.82%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 104	$ 325	$ 563	$ 1,248

Class B
1 year	3 years	5 years	10 years
$ 84	$ 262	$ 455	$ 1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	35%

Period	Class B
1/1/2012 – 12/31/2012	35%

Principal Investment Strategies. The Fund seeks to achieve its objective by primarily investing in equity securities and depository receipts of foreign issuers.  The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S. The Fund may also invest no more than 30% in emerging markets securities.  Emerging markets countries are those countries that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund invests primarily in the securities of large-capitalization issuers; however, the Fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000 ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000 ® Index ranged from $319 million to $499 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell Midcap ® Index ranged from $319 million to $21.5 billion.

The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts .

The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. The use of such futures contracts is primarily intended to manage cash balances on a short-term basis, though the managers may on occasion use such instruments, where appropriate, to manage other elements of the Fund.   A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date.

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research to identify quality growth companies and is supported by quantitative analysis, portfolio construction and risk management techniques.  The strategy primarily focuses on identifying issuers that they believe have sustainable above-average earnings growth, efficient capital allocation, and attractive prices. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends. The Sub-Adviser may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

In response to market, economic, political, or other conditions, the Sub-Adviser may temporarily use a different investment strategy for defensive purposes. If the Sub-Adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Geographic concentration risk – Because the Fund has a significant level of investment in issuers in the developed countries of Western Europe and Japan, the Fund’s performance is expected to be closely tied to social,   political and economic conditions within countries in those regions and to be more volatile than the performance of more geographically diversified funds.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Investing in the European Union risk – Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2013, for consistency with the Fund’s strategy, the Fund will replace the MSCI EAFE Growth Index benchmark with the MSCI AC World ex USA Growth Index (Net) benchmark as its benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 19.01%; Worst Quarter (ended 12/31/2008 ): -20.72%

Class B

Best Quarter (ended 6/30/2009): 19.11%; Worst Quarter (ended 12/31/2008): -20.26%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/Invesco International Growth Fund (Class A)	15.76%	-0.41%	8.11%
MSCI EAFE Growth Index	16.86%	-3.09%	7.77%
MSCI AC World ex USA Growth Index (Net)	16.66%	-2.88%	9.00%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Invesco International Growth Fund (Class B)	15.95%	0.16%	6.01%
MSCI EAFE Growth Index	16.86%	-3.09%	4.83%
MSCI AC World ex USA Growth Index (Net)	16.66%	-2.88%	5.91%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Invesco Advisers, Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Clas Olsson	2007	Lead Portfolio Manager
Shuxin Cao	2007	Portfolio Manager
Matthew Dennis	2007	Portfolio Manager
Jason Holzer	2007	Portfolio Manager
Mark Jason	2011	Portfolio Manager
Richard Nield	2013	Portfolio Manager
Brently Bates	2013	Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Invesco Large Cap Growth Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.97%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.77%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 99	$ 309	$ 536	$ 1,190

Class B
1 year	3 years	5 years	10 years
$ 79	$ 246	$ 428	$ 954

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	104%

Period	Class B
1/1/2012 – 12/31/2012	104%

Principal Investment Strategies. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies.  The Fund’s investments may include other securities, such as synthetic instruments.  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  As of December 31, 2012, the market capitalization resulting from this formula was $498.9 billion.

The Fund may also invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012 ): 17.31%; Worst Quarter (ended 12/31/08): -19.35%

Class B

Best Quarter (ended 3/31/2012 ): 17.33%; Worst Quarter (ended 12/31/08): -19.35%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/Invesco Large Cap Growth Fund (Class A)	12.49%	-0.92%	6.22%
Russell 1000 ® Growth Index	15.26%	3.12%	7.52%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Invesco Large Cap Growth Fund (Class B)	12.73%	-0.71%	3.74%
Russell 1000 ® Growth Index	15.26%	3.12%	4.98%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Invesco Advisers, Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Ido Cohen	2010	Portfolio Manager
Erik Voss	2010	Lead Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Invesco Small Cap Growth Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.16%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.96%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 118	$ 368	$ 638	$ 1,409

Class B
1 year	3 years	5 years	10 years
$ 98	$ 306	$ 531	$ 1,178

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	39%

Period	Class B
1/1/2012 – 12/31/2012	39%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.  The Fund’s investments may include other securities, such as derivative instruments.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  As of December 31, 2012, the market capitalization resulting from this formula was $4.7 billion.

The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2003): 21.01%; Worst Quarter (ended 12/31/08): -27.68%

Class B

Best Quarter (ended 6/30/2009): 20.03%; Worst Quarter (ended 12/31/08): -27.62%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/Invesco Small Cap Growth Fund (Class A)	17.68%	3.54%	9.30%
Russell 2000 ® Growth Index	14.59%	3.49%	9.80%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Invesco Small Cap Growth Fund (Class B)	17.97%	3.76%	6.28%
Russell 2000 ® Growth Index	14.59%	3.49%	5.40%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Invesco Advisers, Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Juliet Ellis	2004	Lead Portfolio Manager & Chief Investment Officer
Juan Hartsfield	2004	Portfolio Manager
Clay Manley	2008	Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Ivy Asset Strategy Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to seek to provide total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.01%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.22%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.01%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.02%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 124	$ 387	$ 670	$ 1,477

Class B
1 year	3 years	5 years	10 years
$ 104	$ 325	$ 563	$ 1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	57%

Period	Class B
1/1/2012 – 12/31/2012	57%

Principal Investment Strategies. The Fund seeks to achieve its objective by allocating its assets primarily among stocks, bonds, and short-term instruments of issuers in markets located around the globe , as well as investments in precious metals and investments with exposure to various foreign currencies.

The Fund may invest up to 100% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.
•
Commodity-linked notes risk – Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and general derivatives risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.

•
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.   Although the IRS previously issued numerous private letter rulings that income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012 ): 13.45%; Worst Quarter (ended 9/30/2011): -18.67%

Class B

Best Quarter (ended 3/31/2012 ): 13.40%; Worst Quarter (ended 9/30/2011): -18.55%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (September 28, 2009)
JNL/Ivy Asset Strategy Fund (Class A)	17.26%	6.82%
S&P 500 Index	16.00%	11.78%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (September 28, 2009)
JNL/Ivy Asset Strategy Fund (Class B)	17.36%	7.00%
S&P 500 Index	16.00%	11.78%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Ivy Investment Management Company

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Michael L. Avery	2009	Executive Vice President
Ryan F. Caldwell	2009	Senior Vice President

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/JPMorgan International Value Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.01%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 103	$ 322	$ 558	$ 1,236

Class B
1 year	3 years	5 years	10 years
$ 83	$ 259	$ 450	$ 1,002

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	63%

Period	Class B
1/1/2012 – 12/31/2012	63%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.

The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 25.26%; Worst Quarter (ended 9/30/ 2011 ): -22.07%

Class B

Best Quarter (ended 6/30/2009): 25.20%; Worst Quarter (ended 9/30/2011): -22.10%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/JPMorgan International Value Fund (Class A)	17.16%	-4.52%	9.04%
MSCI EAFE Value Index	17.69%	-4.34%	8.57%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/JPMorgan International Value Fund (Class B)	17.42%	-4.34%	5.65%
MSCI EAFE Value Index	17.69%	-4.34%	4.61%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
J.P. Morgan Investment Management, Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Jeroen Huysinga	1998	Managing Director
Gerd Woort-Menker	1998	Managing Director
Georgina Perceval Maxwell	1998	Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/JPMorgan MidCap Growth Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to seek capital growth over the long-term.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.98%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.78%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 100	$ 312	$ 542	$ 1,201

Class B
1 year	3 years	5 years	10 years
$ 80	$ 249	$ 433	$ 966

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	89%

Period	Class B
1/1/2012 – 12/31/2012	89%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.  As of December 31, 2012, the market capitalization range for the Russell MidCap Growth Index was $404 million to $25.1 billion.

The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may also invest up to 20% of its total assets in all types of foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012 ): 18.05%; Worst Quarter (ended 12/31/2008): -27.88%

Class B

Best Quarter (ended 3/31/2012 ): 18.12%; Worst Quarter (ended 12/31/2008): -27.82%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/JPMorgan MidCap Growth Fund (Class A)	16.24%	1.76%	8.41%
Russell Midcap Growth Index	15.81%	3.23%	10.32%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/JPMorgan MidCap Growth Fund (Class B)	16.49%	1.80%	5.37%
Russell Midcap Growth Index	15.81%	3.23%	6.54%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Christopher M.V. Jones	2007	Managing Director
Tim Parton	2007	Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to obtain a high level of current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.48%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.69%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.48%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.49%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 70	$ 221	$ 384	$ 859

Class B
1 year	3 years	5 years	10 years
$ 50	$ 157	$ 274	$ 616

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	9%

Period	Class B
1/1/2012 – 12/31/2012	9%

Principal Investment Strategies. The Fund under normal circumstances invests at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments. The Sub-Adviser actively manages the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  Mortgage-backed securities selections are determined by reference to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  The Fund may also invest in high-quality corporate debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/ 2011 ): 5.69%; Worst Quarter (ended 12/31/2010): -2.56%

Class B

Best Quarter (ended 9/30/2011): 5.82%; Worst Quarter (ended 12/31/2010): -2.47%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)	3.64%	6.18%	4.78%
Barclays Capital U.S. Government Bond Index	2.02%	5.23%	4.66%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class B)	3.83%	6.40%	5.21%
Barclays Capital U.S. Government Bond Index	2.02%	5.23%	4.69%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Michael Sais	2007	Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Lazard Emerging Markets Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.02%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%

Total Annual Fund Operating Expenses	1.22%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.02%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%

Total Annual Fund Operating Expenses	1.02%

Jackson National Asset Management, LLC (“JNAM”) will voluntarily waive 0.10% on the first $100 million of the Fund’s assets.  There is no guarantee that JNAM will continue to provide the waiver in the future.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 124	$ 387	$ 670	$ 1,477

Class B
1 year	3 years	5 years	10 years
$ 104	$ 325	$ 563	$ 1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	31%

Period	Class B
1/1/2012 – 12/31/2012	31%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 34.31%; Worst Quarter (ended 12/31/08): -32.32%

Class B

Best Quarter (ended 6/30/2009): 34.42%; Worst Quarter (ended 12/31/08): -32.33%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (May 1, 2006)
JNL/Lazard Emerging Markets Fund (Class A)	22.21%	1.00%	6.51%
MSCI Emerging Markets Index	18.22%	-0.91%	5.84%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (May 1, 2006)
JNL/Lazard Emerging Markets Fund (Class B)	22.46%	1.20%	6.72%
MSCI Emerging Markets Index	18.22%	-0.91%	5.84%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman
James Donald	2006	Portfolio Manager/Analyst
Rohit Chopra	2007	Portfolio Manager/Analyst
Erik McKee	2008	PortfolioManager/Analyst
Jai Jacob	2011	Portfolio Manager/Analyst
Kevin O’Hare	2011	Portfolio Manager/Analyst

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Lazard Mid Cap Equity Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.02%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.82%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 104	$ 325	$ 563	$ 1,248

Class B
1 year	3 years	5 years	10 years
$ 84	$ 262	$ 455	$ 1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	113%

Period	Class B
1/1/2012 – 12/31/2012	113%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.  As of December 31, 2012, the market capitalization range for the Russell MidCap® Index was $317 million to $21.4 billion.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in initial public offerings of securities (“IPOs”) risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 21.77%; Worst Quarter (ended 12/31/08): -27.15%

Class B

Best Quarter (ended 6/30/2009): 21.79%; Worst Quarter (ended 12/31/08): -27.16%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/Lazard Mid Cap Equity Fund (Class A)	7.74%	1.29%	7.60%
Russell MidCap® Index	17.28%	3.57%	10.65%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Lazard Mid Cap Equity Fund (Class B)	7.89%	1.37%	4.74%
Russell MidCap® Index	17.28%	3.57%	7.11%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Robert A. Failla	2005	Managing Director
Christopher Blake	1998	Managing Director
Daniel Breslin	2010	Director
Martin Flood	2011	Director
Andrew Lacey	1998	Deputy Chairman

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/M&G Global Basics Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to maximize long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%

Total Annual Fund Operating Expenses	1.20%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%

Total Annual Fund Operating Expenses	1.00%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 122	$ 381	$ 660	$ 1,455

Class B
1 year	3 years	5 years	10 years
$ 102	$ 318	$ 552	$ 1,225

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	41%

Period	Class B
1/1/2012– 12/31/2012	41%

Principal Investment Strategies. The Fund seeks to invest in companies operating in basic industries (“primary” and “secondary” industries) as further described below and also in companies that service these industries.  The Fund may also invest in other global equities.

The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 24.51%; Worst Quarter (ended 9/30/2011): -18.02%

Class B

Best Quarter (ended 6/30/2009): 24.61%; Worst Quarter (ended 9/30/2011): -18.02%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (October 6, 2008)
JNL/M&G Global Basics Fund (Class A)	7.90%	9.14%
FTSE World Index	16.96%	8.80%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (October 6, 2008)
JNL/M&G Global Basics Fund (Class B)	8.14%	9.37%
FTSE World Index	16.96%	8.80%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
M&G Investment Management Limited

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Graham French	2008	Global Fund Equity Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/M&G Global Leaders Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to maximize long-term total return (the combination of income and growth of capital).  The Fund invests in a wide range of global equities issued by companies that the Sub-Adviser considers to be, or have the potential to be, leading in their field in terms of improving shareholder value.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	1.20%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	1.00%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 122	$ 381	$ 660	$ 1,455

Class B
1 year	3 years	5 years	10 years
$ 102	$ 318	$ 552	$ 1,225

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	50%

Period	Class B
1/1/2012 – 12/31/2012	50%

Principal Investment Strategies. The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.

The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 22.88%; Worst Quarter (ended 9/30/2011): -18.45%

Class B

Best Quarter (ended 6/30/2009): 22.88%; Worst Quarter (ended 9/30/2011): -18.39%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (October 6, 2008)
JNL/M&G Global Leaders Fund (Class A)	14.76%	6.74%
MSCI All Country World Index	16.13%	8.35%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (October 6, 2008)
JNL/M&G Global Leaders Fund (Class B)	14.92%	6.94%
MSCI All Country World Index	16.13%	8.35%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
M&G Investment Management Limited

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Aled Smith	2008	Global Equity Fund Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Mellon Capital 10 x 10 Fund
(formerly, JNL/Mellon Capital Management 10 x 10 Fund)
Class A

Investment Objective.  The investment objective of the Fund is capital appreciation and income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.05%
Other Expenses	0.00%
Acquired Fund Fees and Expenses 1	0.62%
Total Annual Fund Operating Expenses	0.67%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 68	$ 214	$ 373	$ 835

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	10%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of the following Funds (“Underlying Funds”):

➢	50% in the JNL/Mellon Capital JNL 5 Fund;
➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;
➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;
➢	10% in the JNL/Mellon Capital Small Cap Index Fund;
➢	10% in the JNL/Mellon Capital International Index Fund; and
➢	10% in the JNL/Mellon Capital Bond Index Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Underlying funds risk   – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 18.13%; Worst Quarter (ended 12/31/08): -22.40%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (April 30, 2007)
JNL/Mellon Capital 10 x 10 Fund (Class A)	15.96%	0.98%	0.72%
Russell 3000 Index	16.42%	2.04%	1.77%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding	November 2012	Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Mellon Capital Index 5 Fund
(formerly, JNL/Mellon Capital Management Index 5 Fund)
Class A

Investment Objective.  The investment objective of the Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.05%
Other Expenses	0.00%
Acquired Fund Fees and Expenses 1	0.59%
Total Annual Fund Operating Expenses	0.64%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 65	$ 205	$ 357	$ 798

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	4%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of the following Funds (“Underlying Funds”):

➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital International Index Fund; and
➢	20% in the JNL/Mellon Capital Bond Index Fund.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 16.12%; Worst Quarter (ended 12/31/08): -17.98%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (April 30, 2007)
JNL/Mellon Capital Index 5 Fund (Class A)	13.96%	2.55%	2.24%
Russell 3000 Index	16.42%	2.04%	1.77%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding	November 2012	Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Mellon Capital Emerging Markets Index Fund
(formerly, JNL/Mellon Capital Management Emerging Markets Index Fund)
Class A and B

Investment Objective. The investment objective of the Fund is to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.04%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Net Expenses	0.80%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.04%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Net Expenses	0.60%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 82	$ 255	$ 444	$ 990

Class B
1 year	3 years	5 years	10 years
$ 61	$ 192	$ 335	$ 750

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	102%

Period	Class B
1/1/2012 – 12/31/2012	102%

Principal Investment Strategies.  The Fund seeks to invest under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”).

The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating the Index, portfolio turnover is typically limited to what the Index adds and deletes, contract owner contributions and withdrawals, fund of fund purchases and redemptions, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund also may invest in derivatives securities to managed cash flows and equitize dividend accruals.

In addition, the Fund may also invest in exchange-traded funds.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also so concentrated.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange traded funds investing risk – An investment in an exchange-traded fund (“ETF”) generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012):   13.44%; Worst Quarter (ended 6/30/2012):   -8.64%

Class B

Best Quarter (ended 3/31/2012):   13.55%; Worst Quarter (ended 6/30/2012):   -8.63%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (August 29, 2011)
JNL/Mellon Capital Emerging Markets Index Fund (Class A)	17.56%	4.99%
MSCI Emerging Markets Index (Net)	18.22%	6.26%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (August 29, 2011)
JNL/Mellon Capital Emerging Markets Index Fund (Class B)	17.80%	5.15%
MSCI Emerging Markets Index (Net)	18.22%	6.26%

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong	2011	Managing Director
Richard A. Brown	2011	Director
Thomas J. Durante	2011	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Mellon Capital European 30 Fund
(formerly, JNL/Mellon Capital Management European 30 Fund)
Class A and B

Investment Objective.  The investment objective of the Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.77%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.57%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 79	$ 246	$ 428	$ 954

Class B
1 year	3 years	5 years	10 years
$ 58	$ 183	$ 318	$ 714

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	72%

Period	Class B
1/1/2012 – 12/31/2012	72%

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 companies are selected once annually on the Stock Selection Date.  The Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 27.11%; Worst Quarter (ended 9/30/2011): -19.97%

Class B

Best Quarter (ended 6/30/2009): 27.07%; Worst Quarter (ended 9/30/2011): -19.89%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (October 6, 2008)
JNL/Mellon Capital European 30 Fund (Class A)	8.64%	5.42%
MSCI Europe Index	19.12%	5.86%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (October 6, 2008)
JNL/Mellon Capital European 30 Fund (Class B)	8.89%	5.64%
MSCI Europe Index	19.12%	5.86%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Mellon Capital Pacific Rim 30 Fund
(formerly, JNL/Mellon Capital Management Pacific Rim 30 Fund)
Class A and B

Investment Objective.  The investment objective of the Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.54%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.75%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.54%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.55%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 77	$ 240	$ 417	$ 930

Class B
1 year	3 years	5 years	10 years
$ 56	$ 176	$ 307	$ 689

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	118%
Period	Class B
1/1/2012 – 12/31/2012	118%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 companies are selected once annually on the Stock Selection Date.  The next Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Pacific Rim investing risk - The Pacific Rim economies are in all stages of economic development. However, the Fund will concentrate investments in developed Pacific Rim markets.  Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 26.42%; Worst Quarter (ended 3/31/2009): -13.65%

Class B

Best Quarter (ended 6/30/2009): 26.39%; Worst Quarter (ended 3/31/2009): -13.54%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (October 6, 2008)
JNL/Mellon Capital Pacific Rim 30 Fund (Class A)	12.02%	9.68%
MSCI Pacific Index	14.42%	6.24%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (October 6, 2008)
JNL/Mellon Capital Pacific Rim 30 Fund (Class B)	12.34%	9.91%
MSCI Pacific Index	14.42%	6.24%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Mellon Capital S&P 500 Index Fund
(formerly, JNL/Mellon Capital Management S&P 500 Index Fund)
Class A and B

Investment Objective.  The investment objective of the Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	0.59%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.03%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	0.39%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 60	$ 189	$ 329	$ 738

Class B
1 year	3 years	5 years	10 years
$ 40	$ 125	$ 219	$ 493

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	5%

Period	Class B
1/1/2012 – 12/31/2012	5%

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  As of December 31, 2012, the market capitalization range of the S&P 500 Index is $1.45 billion to $501.4 billion.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund may invest in financial futures, a type of derivative, that may be used to obtain exposure, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, counterparty, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 15.82%; Worst Quarter (ended 12/31/08): -22.46%

Class B

Best Quarter (ended 6/30/2009): 16.01%; Worst Quarter (ended 12/31/08): -22.46%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/Mellon Capital S&P 500 Index Fund (Class A)	15.37%	1.03%	6.43%
S&P 500 Index	16.00%	1.66%	7.10%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital S&P 500 Index Fund (Class B)	15.56%	1.23%	4.11%
S&P 500 Index	16.00%	1.66%	4.53%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Mellon Capital S&P 400 MidCap Index Fund
(formerly, JNL/Mellon Capital Management S&P 400 MidCap Index Fund)
Class A and B

Investment Objective.  The investment objective of the Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.37%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	0.60%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.37%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	0.40%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 61	$ 192	$ 335	$ 750

Class B
1 year	3 years	5 years	10 years
$ 41	$ 128	$ 224	$ 505

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	8%

Period	Class B
1/1/2012 – 12/31/2012	8%

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P MidCap 400 Index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  As of December 31, 2012, the market capitalization range of the S&P MidCap 400 Index is $494.6 million to $16.5 billion.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

The Fund may invest in financial futures, a type of derivative, that may be used to obtain exposure, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2009): 20.11%; Worst Quarter (ended 12/31/08): -26.84%

Class B

Best Quarter (ended 9/30/2009): 20.20%; Worst Quarter (ended 12/31/08): -26.84%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/Mellon Capital S&P 400 MidCap Index Fund (Class A)	17.24%	4.46%	9.85%
S&P MidCap 400 Index	17.88%	5.15%	10.53%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital S&P 400 MidCap Index Fund (Class B)	17.50%	4.67%	6.94%
S&P MidCap 400 Index	17.88%	5.15%	7.37%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Mellon Capital Small Cap Index Fund
(formerly, JNL/Mellon Capital Management Small Cap Index Fund)
Class A and B

Investment Objective.  The investment objective of the Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.58%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.38%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 59	$ 186	$ 324	$ 726

Class B
1 year	3 years	5 years	10 years
$ 39	$ 122	$ 213	$ 480

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	17%

Period	Class B
1/1/2012 – 12/31/2012	17%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.  As of December 31, 2012, the market capitalization range for the Russell 2000 Index was $28 million to $4.78 billion.

To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund may invest in financial futures, a type of derivative, that may be used to obtain exposure, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2003): 22.99%; Worst Quarter (ended 12/31/08): -27.33%

Class B

Best Quarter (ended 6/30/2009): 21.08%; Worst Quarter (ended 12/31/08): -27.27%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/Mellon Capital Small Cap Index Fund (Class A)	15.89%	3.03%	9.07%
Russell 2000 Index	16.35%	3.56%	9.72%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Small Cap Index Fund (Class B)	16.15%	3.23%	5.04%
Russell 2000 Index	16.35%	3.56%	5.41%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

JNL/Mellon Capital International Index Fund
(formerly, JNL/Mellon Capital Management International Index Fund)
Class A and B

Investment Objective.  The investment objective of the Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.41%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.65%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.41%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.45%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 66	$ 208	$ 362	$ 810

Class B
1 year	3 years	5 years	10 years
$ 46	$ 144	$ 252	$ 567

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	2%

Period	Class B
1/1/2012 – 12/31/2012	2%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index. The Fund seeks to match the performance and characteristics of the MSCI EAFE Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.  In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the MSCI EAFE Index.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 25.22%; Worst Quarter (ended 12/31/08): -20.69%

Class B

Best Quarter (ended 6/30/2009): 25.21%; Worst Quarter (ended 12/31/08): -20.65%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/Mellon Capital International Index Fund (Class A)	18.02%	-3.98%	7.72%
MSCI EAFE Index (Net)	17.32%	-3.69%	8.21%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital International Index Fund (Class B)	18.28%	-3.79%	4.56%
MSCI EAFE Index (Net)	17.32%	-3.69%	4.76%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Mellon Capital Bond Index Fund
(formerly, JNL/Mellon Capital Management Bond Index Fund)
Class A and B

Investment Objective.  The investment objective of the Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed income investments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	0.57%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	0.37%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 58	$ 183	$ 318	$ 714

Class B
1 year	3 years	5 years	10 years
$ 38	$ 119	$ 208	$ 468

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	63%

Period	Class B
1/1/2012 – 12/31/2012	63%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in fixed income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.

The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2009): 3.72%; Worst Quarter (ended 6/30/2004): -2.61%

Class B

Best Quarter (ended 9/30/2009): 3.80%; Worst Quarter (ended 12/31/2010): -1.36%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/Mellon Capital Bond Index Fund (Class A)	3.61%	5.21%	4.45%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	5.18%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Bond Index Fund (Class B)	3.85%	5.43%	4.64%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	5.11%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Zandra Zelaya	2013	Director
Gregg Lee	2013	Senior Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contact as plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Mellon Capital Global Alpha Fund
(formerly, JNL/Mellon Capital Management Global Alpha Fund)
Class A and B

Investment Objective.  The investment objective of the Fund is to seek total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.15%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.03%
Total Annual Fund Operating Expenses	1.38%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.15%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.03%
Total Annual Fund Operating Expenses	1.18%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

JNAM has contractually agreed to waive 0.10% of the management fees of the Fund for total net assets over $750 million. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 141	$ 437	$ 755	$ 1,657

Class B
1 year	3 years	5 years	10 years
$ 120	$ 375	$ 649	$ 1,432

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	0%

Period	Class B
1/1/2012 – 12/31/2012	0%

Principal Investment Strategies. The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed income securities.  The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.  The Fund ordinarily invests in at least three countries.

The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund’s portfolio managers to implement investment decisions quickly and cost-effectively.  The Fund will use futures and options as a substitute for long and short investments in conventional securities and currencies.  The Fund also will invest in fixed income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Funds.
•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.
•
Commodity-linked notes risk – Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and general derivatives risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.

•
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.   Although the IRS previously issued numerous private letter rulings that income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 3.60%; Worst Quarter (ended 12/31/2012 ): -1.98%

Class B

Best Quarter (ended 9/30/2010): 3.60%; Worst Quarter (ended 12/31/2012 ): -1.97%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (September 28, 2009)
JNL/Mellon Capital Global Alpha Fund (Class A)	-1.89%	1.72%
Citigroup 1-Month Treasury Bill Index	0.05%	0.07%
HFRX Absolute Return Index	0.88%	-0.76%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (September 28, 2009)
JNL/Mellon Capital Global Alpha Fund (Class B)	-1.78%	1.91%
Citigroup 1-Month Treasury Bill Index	0.05%	0.07%
HFRX Absolute Return Index	0.88%	-0.76%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Vassilis Dagioglu	2009	Managing Director
James Stavena	2009	Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
(formerly, JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund)
Class A and B

Investment Objective.  The investment objective of the Fund is to match the performance of the Dow Jones U.S. Contrarian Opportunities Index.  The Fund is constructed to mirror the Dow Jones U.S. Contrarian Opportunities Index to systematically measure the performance of stocks that lag behind the broader market in terms of recent performance, but that outrank their peers based on fundamentals-based and other qualitative criteria.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.48%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses 1	0.02%
Total Annual Fund Operating Expenses	0.70%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.48%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses 1	0.02%
Total Annual Fund Operating Expenses	0.50%

1 Other expenses are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 72	$ 224	$390	$871

Class B
1 year	3 years	5 years	10 years
$ 51	$ 160	$280	$628

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. .

Period	Class A
4/30/2012 – 12/31/2012	61%

Period	Class B
4/302012 – 12/31/2012	61%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stocks in the Dow Jones U.S. Contrarian Opportunities Index (“Index”) in proportion to their market capitalization weighting in the Index.  As of December 31, 2012, the market capitalization range for the Index was $138.4 million to $228.2 billion.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the Dow Jones U.S. Contrarian Opportunities Index by investing all or substantially all of its assets in the stocks that make up the Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating the Index, portfolio turnover is typically limited to what the Index adds and deletes, contract owner contributions and withdrawals, fund of fund purchases and redemptions, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Index screens the entire Dow Jones U.S. Broad Stock Market Index, which comprises the 2,500 largest U.S. stocks by float-adjusted market capitalization.  These 2,500 stocks are screened to identify those 1,250 stocks with the lowest relative three-year trailing total returns.  Next, the bottom 5% of stocks in terms of market-capitalization are removed from consideration.  The remaining pool is ranked according to ten qualitative selection factors.  All ten ranks are combined to form one score.  The index is comprised of the 125 top-scoring stocks from this pool.  These index components are equally weighted to prevent concentration in any single issue.  To promote sector diversification, the weights of sectors are capped at 30% during each index rebalancing.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  Performance information for the Fund has not been included because the Fund has less than one calendar year of performance. Performance, which provides some indication of the risks of investing in the Fund, will be available in the prospectus in the future.

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong	2012	Managing Director
Richard A. Brown	2012	Director
Thomas J. Durante	2012	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Mellon Capital Utilities Sector Fund
Class A and B

Investment Objective.  The objective of the Fund is total return through capital appreciation and dividend income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses 1	0.03%
Total Annual Fund Operating Expenses	0.72%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses 1	0.03%
Total Annual Fund Operating Expenses	0.52%

1 Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$74	$230

Class B
1 year	3 years
$53	$167

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones US Utilities Index® in proportion to their market capitalization weighting in the Dow Jones US Utilities Index.  The Dow Jones US Utilities Index measures the performance of the utilities sector of the U.S. equity market.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Utilities Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that the Fund will outperform the Dow Jones US Utilities Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones US Utilities Index was $864.5 million to $49.2 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones US Utilities Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones US Utilities Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements.  There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements.  Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements.  These requirements may also result in additional compliance expenses and costs.  Such increased regulatory compliance costs could hurt a company’s performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Utilities risk - Utility company securities are particularly sensitive to interest rate movements; when interest rates rise, the stock prices of these companies tend to fall. The continually changing regulatory environment, at both the state and federal level, has led to greater competition in the industry and the emergence of non-regulated providers as a significant part of the industry, which may make some companies less profitable.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations.  Performance , which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen Q Wong	2013	Portfolio Manager
Richard A. Brown	2013	Portfolio Manager
Thomas Durante	2013	Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Morgan Stanley Mid Cap Growth Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to seek long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses 1	0.01%
Acquired Fund Fees and Expenses 2	0.02%
Total Annual Fund Operating Expenses	1.13%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses 1	0.01%
Acquired Fund Fees and Expenses 2	0.02%
Total Annual Fund Operating Expenses	0.93%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 115	$ 359	$ 622	$ 1,375

Class B
1 year	3 years	5 years	10 years
$ 95	$ 296	$ 515	$ 1,143

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
4/30/2012 – 12/31/2012	28%

Period	Class B
4/302012 – 12/31/2012	28%

Principal Investment Strategies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid cap companies. The Fund’s Sub-Adviser, Morgan Stanley Investment Management Inc., seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, which as of December 31, 2012  was between $403.7 million and $23.2 billion.  The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis.  The Sub-Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Sub-Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries. The Sub-Adviser considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in that country.  By applying these tests, it is possible that a particular company could be deemed to be from more than one country.  The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.  The Fund may invest in privately placed and restricted securities.  In addition, the Fund may invest in convertible securities.

The Fund may invest in foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.   While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.   The value of the convertible and debt securities may fall when interest rates rise.   Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Privately placed securities risk – The Fund’s investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability  to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.

Performance.  Performance information for the Fund has not been included because the Fund has less than one calendar year of performance.   Performance, which provides some indication of the risks of investing in the Fund, will be available in the prospectus in the future.

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Morgan Stanley Investment Management Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Dennis P. Lynch	April 2012	Managing Director
David S. Cohen	April 2012	Managing Director
Sam G. Chainani	April 2012	Managing Director
Alexander T. Norton	April 2012	Executive Director
Jason C. Yeung	April 2012	Managing Director
Armistead B. Nash	April 2012	Executive Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Neuberger Berman Strategic Income Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to seek high current income with a secondary objective of long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses 1	0.00%
Acquired Fund Fees and Expenses 2	0.06%
Total Annual Fund Operating Expenses	1.01%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses 1	0.00%
Acquired Fund Fees and Expenses 2	0.06%
Total Annual Fund Operating Expenses	0.81%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 103	$ 322	$558	$1,236

Class B
1 year	3 years	5 years	10 years
$ 83	$ 259	$450	$1,002

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
4/30/2012 – 12/31/2012	76%

Period	Class B
4/302012 – 12/31/2012	76%

Principal Investment Strategies. To pursue its goal, the Fund invests primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans. Securities in which the Fund may invest may be structured as fixed rate debt; floating rate debt; and debt that may not pay interest at the time of issuance.

The Fund may invest in debt securities across the credit spectrum, including investment grade securities, below investment grade securities and unrated securities, and may invest without limit in below investment grade securities (“high yield bonds,” commonly called “junk bonds”). The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are deemed by the Sub-Adviser to be of comparable quality. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments.

The Fund may also invest without limit in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund may also invest without limit in foreign securities, but normally will not invest more than 25% of its total assets at the time of investment in obligations of issuers in emerging market countries. The Fund defines emerging market countries as those countries included in the JP Morgan Emerging Markets Bond Index-Global Diversified Index.

Additionally, the Fund may invest in convertible securities and preferred securities. The Fund may also engage in when-issued and delayed delivery transactions (such as to-be-announced mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued at a later date. The Fund may also hold short-term securities including cash, cash equivalents and other debt obligations.

The Fund may invest in debt securities of any maturity and does not have a target average duration.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Currency transaction risks – Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the U.S. Commodities Future Trading Commission nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•	Illiquid securities risk – If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.
•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

•
Sector risk – Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in general economic conditions, legal, cultural or technological developments in a sector affecting performance. To the extent the Fund invests more heavily in particular bond market sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The instruments or industries that constitute a sector may all react in the same way to economic, political or regulatory events.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
When-issued and delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance.  Performance information for the Fund has not been included because the Fund has less than one calendar year of performance.   Performance, which provides some indication of the risks of investing in the Fund, will be available in the prospectus in the future.

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Neuberger Berman Fixed Income LLC (“NBFI”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Thanos Bardas	April 2012	Managing Director of NBFI
David M. Brown	April 2012	Managing Director of NBFI
Andrew A. Johnson	April 2012	Managing Director of NBFI
Bradley C. Tank	April 2012	Chairman, Chief Executive Officer, Board Member, Managing Director and Chief Investment Officer of NBFI
Thomas J. Marthaler	February 2013	Managing Director of NBFI

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Oppenheimer Global Growth Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to seek capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.01%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 103	$ 322	$ 558	$ 1,236

Class B
1 year	3 years	5 years	10 years
$ 83	$ 259	$ 450	$ 1,002

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	34%

Period	Class B
1/1/2012 – 12/31/2012	34%

Principal Investment Strategies. The Fund attempts to achieve its objective by investing mainly in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Cyclical opportunities risk – Seeking tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries presents the risk that the anticipated changes do not occur, and the value of the stock could fall.

•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
European investing risk – Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). The EMU imposes tight fiscal and monetary controls on its members or requires it for EMU membership.  Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk - Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Investment strategy risk –   The Adviser or Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Adviser or Sub-Adviser in using these investment strategies may not produce the returns expected by the Adviser or Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Special situations risk - At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.

•
Stock risk - Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2013, for consistency with the Fund’s strategy, the Fund will replace the MSCI World Index with the MSCI All Country World Index as its benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 22.66%; Worst Quarter (ended 12/31/08): -22.28%

Class B

Best Quarter (ended 6/30/2009): 22.76%; Worst Quarter (ended 12/31/08): -22.15%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/Oppenheimer Global Growth Fund (Class A)	20.54%	1.03%	9.45%
MSCI All Country World Index	16.13%	-1.16%	8.11%
MSCI World Index	15.83%	-1.18%	7.51%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Oppenheimer Global Growth Fund (Class B)	20.82%	1.23%	6.12%
MSCI All Country World Index	16.13%	-1.16%	5.10%
MSCI World Index	15.83%	-1.18%	4.55%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
OppenheimerFunds, Inc.

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Rajeev Bhaman , CFA	2004	Senior Vice President

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/PIMCO Real Return Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.58%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses 1	0.07%
Total Annual Fund Operating Expenses	0.85%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.58%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses 1	0.07%
Total Annual Fund Operating Expenses	0.65%

1 Other expenses are based on amounts incurred during the period ended December 31, 2012.  The amount includes costs associated with the Fund’s reverse repurchase and secured borrowing transactions.  When the Fund enters into a reverse repurchase agreement, interest is due back to the lender which is recorded as interest expense.  When the Fund enters into a secured borrowing transaction, the Fund records interest expense for costs associated with the transaction.  The annualized amounts of interest expense related to reverse repurchase agreements and secured borrowing transactions for the period were 0.06%.  The Fund's actual interest expense in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's reverse repurchase and secured borrowing transactions, each of which is expected to vary over time.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 87	$ 271	$ 471	$ 1,049

Class B
1 year	3 years	5 years	10 years
$ 66	$ 208	$ 362	$ 810

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	85%

Period	Class B
1/1/2012 – 12/31/2012	85%

Principal Investment Strategies. The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments.  “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index, as calculated by PIMCO.  For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of the inflation-indexed portfolio.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P Ratings Services or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as futures, options, or swap agreements, or in mortgage or asset-backed securities.  The Fund may purchase or sell securities on a when-issued basis, delayed delivery or forward commitment basis and may engage in short sales.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the impositions of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile.   The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High yield bonds and lower-rated bonds are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

•
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buybacks, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transcions and other derivative, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed asset) at risk, thus causing the Fund to be more volatile.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Short sale risk – A short sale may be effected by selling a security that the Fund does not own.  If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity tisk and transactions costs, and the risk that the third part to the short sale may fail to honor its contract terms.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2008): 5.77%; Worst Quarter (ended 9/30/2008): -4.89%

Class B

Best Quarter (ended 3/31/2008): 5.85%; Worst Quarter (ended 9/30/2008): -4.88%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (January 16, 2007)
JNL/PIMCO Real Return Fund (Class A)	8.43%	8.05%	8.59%
Barclays Capital U.S. TIPS Index	6.98%	7.04%	7.96%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (January 16, 2007)
JNL/PIMCO Real Return Fund (Class B)	8.67%	8.30%	8.83%
Barclays Capital U.S. TIPS Index	6.98%	7.04%	7.96%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Mihir Wohar	2007	Executive Vice President

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/PIMCO Total Return Bond Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.80%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 82	$ 255	$ 444	$ 990

Class B
1 year	3 years	5 years	10 years
$ 61	$ 192	$ 335	$ 750

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	448%

Period	Class B
1/1/2012 – 12/31/2012	448%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.  The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index, as calculated by PIMCO.  Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities reated below B) .

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may also invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the impositions of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile.   The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High yield bonds and lower-rated bonds are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment strategy risk – The Adviser or Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Adviser or Sub-Adviser in using these investment strategies may not produce the returns expected by the Adviser or Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

•
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buybacks, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transcions and other derivative, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed asset) at risk, thus causing the Fund to be more volatile.

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Short sale risk – A short sale may be effected by selling a security that the Fund does not own.  If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity tisk and transactions costs, and the risk that the third part to the short sale may fail to honor its contract terms.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 6.71%; Worst Quarter (ended 9/30/2008): -3.54%

Class B

Best Quarter (ended 6/30/2009): 6.79%; Worst Quarter (ended 9/30/2008): -3.45%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/PIMCO Total Return Bond Fund (Class A)	8.00%	7.16%	5.89%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	5.18%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/PIMCO Total Return Bond Fund (Class B)	8.21%	7.36%	6.08%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	5.11%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William H. Gross	2004	Managing Director & Chief Investment Officer

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/PPM America Floating Rate Income Fund
Class A

Investment Objective.  The investment objective of the Fund is to seek to provide a high level of current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.01%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 103	$ 322	$ 558	$ 1,236

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	55%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets  in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products (including, commercial mortgage- backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.

Further, while not a principal investment strategy, the Fund may engage in derivatives transactions as further described in the statutory Prospectus under “Additional Information About Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).”  Investment in such derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments mentioned above may be used for purposes of satisfying the 80% minimum investment requirement.

The Fund invests primarily in U.S. dollar denominated senior floating rate loans of domestic and foreign borrowers (“Senior Loans”).  Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics, and are commonly known as “junk bonds.”

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities such as notes, bonds and asset-backed securities, fixed income debt obligations and money market instruments.  Junior Loans typically are of below investment grade quality and have below investment grade credit ratings, which rating are associated with securities having high risk and speculative characteristics.  Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

The Fund may invest up to 20% of its net assets in cash and non-floating rate securities, including lower-rated (“high yield”), commonly known as “junk bonds,” corporate bonds, investment grade corporate bonds and equity securities.

In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bonds and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  Floating rate investments generally fluctuate less in response to interest rate changes than fixed-rate debt securities, but may fluctuate in value because interest rate resets occur only periodically.  A decrease in interest rates could reduce the income earned by the Fund from its floating rate debt securities.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Loans risk – Loan investments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender.  Access to the collateral securing certain loans may be limited by bankruptcy and other insolvency laws and the collateral may decline in value and/or be inadequate or difficult to realize upon.  Uncollateralized loan investments present greater risks than collateralized loans because there is no collateral on which the Fund can foreclose if the borrower is unable to pay interest or defaults in the payment of principal.  The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the Fund to be unable to realize full value and thus cause a material decline in the Fund’s net asset value.  Senior Loans are also subject to the risk that a court could subordinate a Senior Loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a Senior Loan, the Fund will have to reinvest the proceeds in other Senior Loans or securities that may pay lower interest rates. Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Because there is limited public information available regarding loan investments, the Fund is particularly dependent on the analytical abilities of the Sub-Adviser.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Servicer risk – In the event of the insolvency of an agent bank, a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing LIBOR calculations, processing draws, etc.).

•
Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a significant portion of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2011): 3.07%; Worst Quarter (ended 9/30/2011):-3.27%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (January 1, 2011)
JNL/PPM America Floating Rate Income Fund (Class A)	7.82%	4.20%
S&P/LSTA Leveraged Loan Index	9.66%	5.51%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
John Walding	1999	Senior Managing Director
David Wagner	2000	Managing Director
Christopher Kappas	1999	Managing Director
Anthony Balestrieri*	2003	Senior Managing Director
* Leads a team with oversight of management of non-loan Fund investments.

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/PPM America High Yield Bond Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.54%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.75%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.54%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.55%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 77	$ 240	$ 417	$ 930

Class B
1 year	3 years	5 years	10 years
$ 56	$ 176	$ 307	$ 689

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	73%

Period	Class B
1/1/2012 – 12/31/2012	73%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  Further, while not a principal investment strategy, the Fund may engage in derivatives transactions as further described in the statutory Prospectus under “Additional Information About Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).”  The Fund’s investment in derivatives instruments that have economic characteristics similar to the fixed income instruments mentioned above may be used for purpose of satisfying the 80% investment minimum requirement.

The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 18.82%; Worst Quarter (ended 12/31/08): -19.99%

Class B

Best Quarter (ended 6/30/2009): 19.08%; Worst Quarter (ended 12/31/08): -19.86%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/PPM America High Yield Bond Fund (Class A)	16.75%	7.44%	8.03%
BofA Merrill Lynch High Yield Master II Constrained Index	15.55%	10.14%	10.38%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/PPM America High Yield Bond Fund (Class B)	16.90%	7.62%	6.37%
BofA Merrill Lynch High Yield Master II Constrained Index	15.55%	10.14%	8.50%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Anthony Balestrieri	2007	Senior Managing Director
Scott B. Richards	2008	Senior Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/PPM America Mid Cap Value Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.06%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 108	$ 337	$ 585	$ 1,294

Class B
1 year	3 years	5 years	10 years
$ 88	$ 274	$ 477	$ 1,061

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	71%

Period	Class B
1/1/2012 – 12/31/2012	71%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index (“Index”) under normal market conditions at the time of the initial purchase.  The market capitalization range of the Index will vary with market conditions over time, and was $313 million to $25 billion as of December 31, 2012.  If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 34.21%; Worst Quarter (ended 9/30/2011): -26.22%

Class B

Best Quarter (ended 6/30/2009): 34.21%; Worst Quarter (ended 9/30/2011): -26.16%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (March 31, 2008)
JNL/PPM America Mid Cap Value Fund (Class A)	16.43%	3.42%
Russell MidCap Total Return	17.28%	6.07%
Russell MidCap Value Total Return	18.51%	5.99%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (March 31, 2008)
JNL/PPM America Mid Cap Value Fund (Class B)	16.70%	3.62%
Russell MidCap Total Return	17.28%	6.07%
Russell MidCap Value Total Return	18.51%	5.99%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Samuel A. Yee, CFA	2008	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/PPM America Small Cap Value Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.06%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 108	$ 337	$ 585	$ 1,294

Class B
1 year	3 years	5 years	10 years
$ 88	$ 274	$ 477	$ 1,061

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	86%

Period	Class B
1/1/2012 – 12/31/2012	86%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase.  The market capitalization range of the Index will vary with market conditions over time, and was $6.4 million to $5.4 billion as of December 31, 2012.

If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 27.25%; Worst Quarter (ended 9/30/2011): -27.57%

Class B

Best Quarter (ended 6/30/2009): 27.45%; Worst Quarter (ended 9/30/2011): -27.56%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (March 31, 2008)
JNL/PPM America Small Cap Value Fund (Class A)	19.68%	3.72%
S&P 600 Value Index	18.21%	6.45%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (March 31, 2008)
JNL/PPM America Small Cap Value Fund (Class B)	19.93%	3.93%
S&P 600 Value Index	18.21%	6.45%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Samuel A. Yee, CFA	2008	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/PPM America Value Equity Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.66%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 88	$ 274	$ 477	$ 1,061

Class B
1 year	3 years	5 years	10 years
$ 67	$ 211	$ 368	$ 822

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	39%

Period	Class B
1/1/2012 – 12/31/2012	39%

Principal Investment Strategies. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies.  Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of the initial purchase.  The market capitalization range of the Index will vary with market conditions over time, and was $1.7 billion to $498 billion as of December 31, 2012.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 28.59%; Worst Quarter (ended 12/31/08): -24.11%

Class B

Best Quarter (ended 6/30/2009): 28.73%; Worst Quarter (ended 12/31/08): -23.99%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/PPM America Value Equity Fund (Class A)	15.66%	-0.36%	4.16%
S&P500 Value Index	17.68%	-0.15%	7.04%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/PPM America Value Equity Fund (Class B)	15.92%	-0.18%	1.84%
S&P500 Value Index	17.68%	-0.15%	4.03%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Richard S. Brody, CFA	2007	Executive Vice President
Samuel A. Yee, CFA	2007	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2007	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/Red Rocks Listed Private Equity Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to seek to maximum total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.97%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	1.25%
Total Annual Fund Operating Expenses	2.42%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.97%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	1.25%
Total Annual Fund Operating Expenses	2.22%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 245	$ 755	$ 1,291	$ 2,756

Class B
1 year	3 years	5 years	10 years
$ 225	$ 694	$ 1,190	$ 2,554

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	31%

Period	Class B
1/1/2012 – 12/31/2012	31%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a significant portion of their assets invested in or exposed to private companies or have as its stated intention to have a significant portion of its assets invested in or exposed to private companies (“Listed Private Equity Companies”), and (ii) derivatives or other instruments (such as exchange traded funds) that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicles whose purpose is to invest in privately held companies.  The determination of whether a company is a Listed Private Equity Company will be made at the time of purchase and a portfolio company’s status will not vary solely as a result of fluctuations in the value of its assets or as a result of the progression of its holdings through the normal stages of a private equity company, including the exit stage.  A portfolio company is considered to have a stated intention of investing primarily in private equity companies if it meets the criteria above under normal circumstances, notwithstanding temporary fluctuations in the public/private values of its private equity portfolio.  The inclusion of a company in a recognized Listed Private Equity index will be considered a primary factor in the determination of whether a company is a Listed Private Equity Company.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 45.51%; Worst Quarter (ended 9/30/2011): -26.77%

Class B

Best Quarter (ended 6/30/2009): 45.73%; Worst Quarter (ended 9/30/2011): -26.74%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (October 6, 2008)
JNL/Red Rocks Listed Private Equity Fund (Class A)	30.26%	2.84%
S&P Listed Private Equity Index	31.35%	5.93%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (October 6, 2008)
JNL/Red Rocks Listed Private Equity Fund (Class B)	30.69%	3.06%
S&P Listed Private Equity Index	31.35%	5.93%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Red Rocks Capital LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Adam Goldman	2008	Co-Founder & Managing Director
Mark Sunderhuse	2008	Co-Founder & Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.
Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/T. Rowe Price Established Growth Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term growth of capital and increasing dividend income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.66%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.87%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.66%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.67%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 89	$ 278	$ 482	$ 1,073

Class B
1 year	3 years	5 years	10 years
$ 68	$ 214	$ 373	$ 835

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	29%

Period	Class B
1/1/2012 – 12/31/2012	29%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.

The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2013, for consistency with the Fund’s strategy, the Fund will add the S&P 500 Index as its benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012 ): 19.03%; Worst Quarter (ended 12/31/08): -24.30%

Class B

Best Quarter (ended 3/31/2012 ): 19.05%; Worst Quarter (ended 12/31/08): -24.30%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/T. Rowe Price Established Growth Fund (Class A)	18.84%	2.38%	7.92%
Russell 1000 Growth Index	15.26%	3.12%	7.52%
S&P 500 Index	16.00%	1.66%	7.10%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/T. Rowe Price Established Growth Fund (Class B)	19.05%	2.58%	5.51%
Russell 1000 Growth Index	15.26%	3.12%	4.98%
S&P 500 Index	16.00%	1.66%	4.53%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
P. Robert Bartolo	2007	Vice President

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.01%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 103	$ 322	$ 558	$ 1,236

Class B
1 year	3 years	5 years	10 years
$ 83	$ 259	$ 450	$ 1,002

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	33%

Period	Class B
1/1/2012 – 12/31/2012	33%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.

The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P Mid Cap 400 Index or the Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the Russell MidCap® Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.

Depending upon cash flows into and out of the Fund, the Adviser may direct up to 20% of the portfolio be invested in a mid-cap growth index strategy (“index sleeve”) managed by Mellon Capital Management Corporation (“Mellon Capital”).  For the index sleeve, the Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon individual security analysis. The index sleeve attempts to replicate the Russell MidCap® Growth Index by investing all or substantially all of its assets in the stocks that make up the Russell MidCap® Growth Index in proportion to their market capitalization weighting in the Russell MidCap® Growth Index.

In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its total assets (excluding reserves) in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2003): 19.96%; Worst Quarter (ended 12/31/08): -26.44%

Class B

Best Quarter (ended 9/30/2009): 19.42%; Worst Quarter (ended 12/31/08): -26.40%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)	13.59%	4.52%	11.29%
Russell MidCap® Growth Index	15.81%	3.23%	10.32%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/T. Rowe Price Mid-Cap Growth Fund (Class B)	13.83%	4.73%	8.38%
Russell MidCap® Growth Index	15.81%	3.23%	6.54%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
T. Rowe Price Associates, Inc. (“T. Rowe”)

Co-Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Brian W.H. Berghuis, CFA (T. Rowe)	1995	Vice President
Karen Q. Wong, CFA (Mellon Capital)	2011	Managing Director
Richard A. Brown, CFA (Mellon Capital)	2011	Director
Thomas J. Durante, CFA (Mellon Capital)	2011	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/T. Rowe Price Short-Term Bond Fund
Class A and B

Investment Objective.  The investment objective of the Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.51%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.00%
Total Annual Fund Operating Expenses	0.71%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.51%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.00%
Total Annual Fund Operating Expenses	0.51%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 73	$ 227	$ 395	$ 883

Class B
1 year	3 years	5 years	10 years
$ 52	$ 164	$ 285	$ 640

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	45%

Period	Class B
1/1/2012 – 12/31/2012	45%

Principal Investment Strategies. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices , yields and credit quality of the various securities.  For example, if interest rates are expected to fall, the Sub-Adviser may purchase longer-term securities (within the Fund’s investment program) in an attempt to seek higher yields and /or capital appreciation.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 3.50%; Worst Quarter (ended 12/31/08): -2.63%

Class B

Best Quarter (ended 6/30/2009): 3.59%; Worst Quarter (ended 12/31/08): -2.51%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (May 1, 2006)
JNL/T. Rowe Price Short-Term Bond Fund (Class A)	2.44%	1.59%	2.37%
Barclays Capital 1-3 Yr Government/Credit Index	1.26%	2.88%	3.71%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (May 1, 2006)
JNL/T. Rowe Price Short-Term Bond Fund (Class B)	2.64%	1.81%	2.59%
Barclays Capital 1-3 Yr Government/Credit Index	1.26%	2.88%	3.71%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Edward A. Wiese	2009	Vice President

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/T. Rowe Price Value Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.72%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.93%
Less Fee Waiver	(0.01) %
Total Annual Net Expenses	0.92%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.72%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.73%
Less Fee Waiver	(0.01) %
Total Annual Net Expenses	0.72%

Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the management fees of the Fund for net assets exceeding $150 million and up to $500 million, as long as the total net assets for this Fund are above $1 billion.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 94	$ 295	$ 514	$ 1,142

Class B
1 year	3 years	5 years	10 years
$ 74	$ 232	$ 405	$ 906

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	62%

Period	Class B
1/1/2012 – 12/31/2012	62%

Principal Investment Strategies. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 24.51%; Worst Quarter (ended 12/31/08): -27.56%

Class B

Best Quarter (ended 6/30/2009): 24.56%; Worst Quarter (ended 12/31/08): -27.55%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/T. Rowe Price Value Fund (Class A)	19.33%	2.02%	7.83%
Russell 1000 Value Index	17.51%	0.59%	7.38%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/T. Rowe Price Value Fund (Class B)	19.58%	2.23%	5.37%
Russell 1000 Value Index	17.51%	0.59%	4.59%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Mark S. Finn	2009	Vice President

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/UBS Large Cap Select Growth Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.98%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.78%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 100	$ 312	$ 542	$ 1,201

Class B
1 year	3 years	5 years	10 years
$ 80	$ 249	$ 433	$ 966

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	143%

Period	Class B
1/1/2012 – 12/31/2012	143%

The portfolio turnover reflected above includes results when the Fund was managed by the previous sub-adviser, Capital Guardian Trust Company.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. large capitalization companies.  The Fund defines large capitalization companies as those with a market capitalization of at least $2.5 billion at the time of investment.  In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.  Investments in equity securities include common stock and preferred stock, as well as, American Depository Receipts (“ADRs”). The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Funds’s investment strategies. The derivatives in which the Fund may invest include futures and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

In selecting securities, the Sub-Adviser seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage.  To this end, the Sub-Adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities.  The Sub-Adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In deciding whether an investment is tied to the U.S., the Sub-Adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; or the investment is exposed to the economic fortunes and risks of the U.S.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations.  When the Fund engages in such activities, it may not achieve its investment objective.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Large cap investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
•
Leverage risk  – Reverse repurchase agreements, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.   Performance prior to April 30, 2012 reflects the Fund’s results when managed by the previous sub-adviser, Capital Guardian Trust Company.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2003): 17.92%; Worst Quarter (ended 12/31/08): -27.62%

Class B

Best Quarter (ended 6/30/2009): 17.55%; Worst Quarter (ended 12/31/08): -27.59%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/UBS Large Cap Select Growth Fund (Class A)	10.61%	0.02%	6.16%
Russell 1000® Growth Index	15.26%	3.12%	7.52%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/UBS Large Cap Select Growth Fund (Class B)	10.81%	0.39%	3.06%
Russell 1000® Growth Index	15.26%	3.12%	4.98%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
UBS Global Asset Management (Americas) Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Paul A. Graham, Jr.	December 2012	Head of Growth Investors, Managing Director
Peter J. Bye	December 2012	Portfolio Manager , Executive Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/WMC Balanced Fund
Class A and B

Investment Objective.  The investment objective of the Fund is reasonable income and long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.54%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.75%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.54%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.55%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$77	$240	$417	$930

Class B
1 year	3 years	5 years	10 years
$ 56	$ 176	$ 307	$ 689

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	100%

Period	Class B
1/1/2012 – 12/31/2012	100%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed income securities, including cash and cash equivalents.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Illiquid securities risk – If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.
•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment strategy risk – The Adviser or Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Adviser or Sub-Adviser in using these investment strategies may not produce the returns expected by the Adviser or Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2003): 12.67%; Worst Quarter (ended 12/31/08): -11.46%

Class B

Best Quarter (ended 6/30/2009): 11.56%; Worst Quarter (ended 12/31/08): -11.44%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/WMC Balanced Fund (Class A)	10.10%	3.64%	7.56%
S&P 500 Index	16.00%	1.66%	7.10%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	5.18%
65% S&P 500 Index, 35% Barclays Capital U.S. Aggregate Bond Index	11.90%	3.57%	6.70%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/WMC Balanced Fund (Class B)	10.26%	3.84%	5.95%
S&P 500 Index	16.00%	1.66%	4.53%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	5.11%
65% S&P 500 Index, 35% Barclays Capital U.S. Aggregate Bond Index	11.90%	3.57%	5.10%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Edward P. Bousa, CFA	2004	Senior Vice President and Equity Portfolio Manager
John C. Keogh	2004	Senior Vice President and Fixed Income Portfolio Manager
Glen M. Goldman	2012	Vice President and Fixed Income Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/WMC Money Market Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver	(0.32) %
Total Annual Net Expenses	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.37%
Fee Waiver	(0.12) %
Total Annual Net Expenses	0.25%

Jackson National Asset Management, LLC has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 26	$ 150	$ 286	$ 683

Class B
1 year	3 years	5 years	10 years
$ 26	$ 107	$ 196	$ 456

Principal Investment Strategies. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including: (i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; (ii) time deposits, certificates of deposit and bankers acceptances, issued by banks and other lending institutions; (iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); (iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and (v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

The Fund seeks to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Income risk – Which is the chance that the Fund’s income will decline because of falling interest rates. Because the Fund’s income is based on short-term interest rates – which can fluctuate significantly over short periods – income risk is expected to be high.  The Fund’s distributions to shareholders may decline when interest rates fall.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by  banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.  These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers.  The bank securities typically are not insured by the federal government.  Securities that do not represent deposits have lower priority in the bank’s capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

The 7-day yield of Class A on December 31, 2012, was 0.00%.

The 7-day yield of Class B on December 31, 2012, was 0.00%.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2007): 1.20%;
Worst Quarter (each quarter during the periods 6/30/2009 through 12/31/ 2012 ): 0.00%

Class B

Best Quarter (ended 12/31/2006): 1.25%;
Worst Quarter (each quarter during the periods 6/30/2009 through 9/30/2009; 3/31/2010 through 9/30/2010;
and 3/31/2011 through 12/31/ 2012 ): 0.00%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/WMC Money Market Fund (Class A)	0.00%	0.47%	1.54%
BofA Merrill Lynch Treasury Bill Index (3 month)	0.11%	0.52%	1.78%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/WMC Money Market Fund (Class B)	0.00%	0.52%	1.81%
BofA Merrill Lynch Treasury Bill Index (3 month)	0.11%	0.52%	1.87%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Wellington Management Company, LLP

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/WMC Value Fund
Class A and B

Investment Objective.  The investment objective of the Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.58%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.78%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.58%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 80	$ 249	$ 433	$ 966

Class B
1 year	3 years	5 years	10 years
$ 59	$ 186	$ 324	$ 726

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	31%

Period	Class B
1/1/2012 – 12/31/2012	31%

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion).

The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2003): 19.83%; Worst Quarter (ended 12/31/08): -19.22%

Class B

Best Quarter (ended 6/30/2009): 15.86%; Worst Quarter (ended 12/31/08): -19.14%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/WMC Value Fund (Class A)	16.35%	1.38%	8.86%
Russell 1000 Value Index	17.51%	0.59%	7.38%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/WMC Value Fund (Class B)	16.59%	1.58%	6.03%
Russell 1000 Value Index	17.51%	0.59%	4.59%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen H. Grimes, CFA	2004	Senior Vice President and Equity Portfolio Manager
Ian R. Link, CFA	2008	Director and Equity Portfolio Manager
W. Michael Reckmeyer, III, CFA	2008	Senior Vice President and Equity Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/S&P Competitive Advantage Fund
Class A and B

Investment Objective.  The investment objective of the Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.69%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.49%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 70	$ 221	$ 384	$ 859

Class B
1 year	3 years	5 years	10 years
$ 50	$ 157	$ 274	$ 616

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	58%

Period	Class B
1/1/2012 – 12/31/2012	58%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identifying trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

The 30 common companies are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS excludes stocks with a S&P Capital IQ Quality Rank of B- or lower; and then,
•	Of the remaining, SPIAS selects the top 50 stocks as ranked by return on invested capital; and then,
•	SPIAS selects the 30 companies with the lowest price to book multiple.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities.  These limits may be Fund specific or they may apply to the Adviser and/or it Sub-Advisers.  As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the Sub-Advisers and their affiliates, the Adviser, Sub-Advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser, the Sub-Advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements.  The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2009): 16.71%; Worst Quarter (ended 12/31/2008): -21.40%

Class B

Best Quarter (ended 9/30/2009): 16.89%; Worst Quarter (ended 12/31/08): -21.70%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (December 3, 2007)
JNL/S&P Competitive Advantage Fund (Class A)	16.63%	8.13%	7.84%
S&P 500 Index	16.00%	1.66%	1.62%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (December 3, 2007)
JNL/ S&P Competitive Advantage Fund (Class B)	16.91%	8.27%	8.00%
S&P 500 Index	16.00%	1.66%	1.62%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Advisers:
Standard & Poor’s Investment Advisory Services LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Erin Gibbs (SPIAS)	2011	Equity Chief Investment Officer
William Charles Bassignani (SPIAS)	2011	Chief Investment Officer & Asset Allocation Manager
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/S&P Dividend Income & Growth Fund
Class A and B

Investment Objective.  The investment objective of the Fund is primarily capital appreciation with a secondary focus on current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.47%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.67%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.47%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.47%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 68	$ 214	$ 373	$ 835

Class B
1 year	3 years	5 years	10 years
$ 48	$ 151	$ 263	$ 591

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	55%

Period	Class B
1/1/2012 – 12/31/2012	55%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500.  The 30 companies are chosen on each Stock Selection Date, as follows:

•
First, from the companies included in the S&P 500 Index, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) selects stocks with an S&P Capital IQ Quality Rank of B+ or better and an S&P Credit Rating of BBB+ or better.  If a minimum of three stocks does not pass the screens in a particular sector, the S&P Credit Rating hurdle will be lowered until a minimum of three stocks qualifies.  If a minimum of three stocks still does not pass the screens in a particular sector, the S&P Capital IQ Quality Rank hurdle will be lowered until a minimum of three stocks qualifies; and then

•	SPIAS selects from each of ten economic sectors in the S&P 500 the three companies with the highest Dividend Yield.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities.  These limits may be Fund specific or they may apply to the Adviser and/or it Sub-Advisers.  As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the Sub-Advisers and their affiliates, the Adviser, Sub-Advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser, the Sub-Advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements.  The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2009): 27.30%; Worst Quarter (ended 3/31/2009): -20.60%

Class B

Best Quarter (ended 9/30/2009): 27.30%; Worst Quarter (ended 3/31/2009): -20.63%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (December 3, 2007)
JNL/S&P Dividend Income & Growth Fund (Class A)	12.81%	6.52%	5.94%
S&P 500 Index	16.00%	1.66%	1.62%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (December 3, 2007)
JNL/ S&P Dividend Income & Growth Fund (Class B)	12.93%	6.76%	6.17%
S&P 500 Index	16.00%	1.66%	1.62%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management LLC

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Erin Gibbs (SPIAS))	2011	Equity Chief Investment Officer
William Charles Bassignani (SPIAS)	2011	Chief Investment Officer & Asset Allocation Manager
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/S&P Intrinsic Value Fund
Class A and B

Investment Objective.  The investment objective of the Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.69%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.49%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 70	$ 221	$ 384	$ 859

Class B
1 year	3 years	5 years	10 years
$ 50	$ 157	$ 274	$ 616

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	75%

Period	Class B
1/1/2012 – 12/31/2012	75%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500.  The 30 companies are chosen on each Stock Selection Date, as follows:

•
First, from the companies included in the S&P 500 Index, excluding financial companies, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) selects stocks with a S&P Capital IQ Quality Rank of B or better and a S&P Credit Rating of BB- or better; and then

•	SPIAS selects only those stocks with a positive value of free cash flow; and then
•	SPIAS selects only those stocks with a decreasing amount of shares outstanding; and then
•	SPIAS selects the top 30 companies as measured by highest free cash flow yield.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities.  These limits may be Fund specific or they may apply to the Adviser and/or it Sub-Advisers.  As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the Sub-Advisers and their affiliates, the Adviser, Sub-Advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser, the Sub-Advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements.  The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2009): 33.53%; Worst Quarter (ended 12/31/2008): -24.12%

Class B

Best Quarter (ended 9/30/2009): 34.06%; Worst Quarter (ended 12/31/2008): -24.00%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (December 3, 2007)
JNL/S&P Intrinsic Value Fund (Class A)	14.11%	6.98%	6.69%
S&P 500 Index	16.00%	1.66%	1.62%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (December 3, 2007)
JNL/ S&P Intrinsic Value Fund (Class B)	14.31%	7.27%	7.01%
S&P 500 Index	16.00%	1.66%	1.62%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Advisers:
Standard & Poor’s Investment Advisory Services LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Erin Gibbs (SPIAS)	2011	Equity Chief Investment Officer
William Charles Bassignani (SPIAS)	2011	Chief Investment Officer & Asset Allocation Manager
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance product as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/S&P Total Yield Fund
Class A and B

Investment Objective.  The investment objective of the Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.70%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.50%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 72	$ 224	$ 390	$ 871

Class B
1 year	3 years	5 years	10 years
$ 51	$ 160	$ 280	$ 628

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	74%

Period	Class B
1/1/2012 – 12/31/2011	74%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500.  The 30 companies are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, Standard & Poor’s Investment Advisory Services Inc. (“SPIAS”) selects stocks with a S&P Capital IQ Quality Rank of B or better; and then
•
SPIAS selects the 30 companies with the highest S&P Total Yield.  S&P Total Yield is defined by taking the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities.  These limits may be Fund specific or they may apply to the Adviser and/or it Sub-Advisers.  As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the Sub-Advisers and their affiliates, the Adviser, Sub-Advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser, the Sub-Advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements.  The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 34.36%; Worst Quarter (ended 12/31/2008): -28.89%

Class B

Best Quarter (ended 6/30/2009): 34.29%; Worst Quarter (ended 12/31/2008): -28.87%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (December 3, 2007)
JNL/S&P Total Yield Fund (Class A)	21.83%	3.12%	3.22%
S&P 500 Index	16.00%	1.66%	1.62%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (December 3, 2007)
JNL/ S&P Total Yield Fund (Class B)	22.16%	3.30%	3.41%
S&P 500 Index	16.00%	1.66%	1.62%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Advisers:
Standard & Poor’s Investment Advisory Services LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Erin Gibbs (SPIAS)	2011	Equity Chief Investment Officer
William Charles Bassignani (SPIAS)	2011	Chief Investment Officer & Asset Allocation Manager
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/S&P 4 Fund
Class A

Investment Objective.  The investment objective of the Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.05%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.69%
Total Annual Fund Operating Expenses	0.74%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 76	$ 237	$ 411	918 $

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	10%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Fund seeks to achieve its objective by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

•	JNL/S&P Competitive Advantage Fund;
•	JNL/S&P Dividend Income & Growth Fund;
•	JNL/S&P Intrinsic Value Fund; and
•	JNL/S&P Total Yield Fund.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk– The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2009): 26.89%; Worst Quarter (ended 12/31/2008): -21.23%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (December 3, 2007)
JNL/S&P 4 Fund (Class A)	16.23%	6.32%	6.07%
S&P 500 Index	16.00%	1.66%	1.62%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding	November 2012	Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/S&P Managed Conservative Fund
Class A

Investment Objectives.  The investment objective of the Fund is capital growth and current income.

Expenses.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.15%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.84%
Total Annual Fund Operating Expenses	0.99%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 101	$ 315	$ 547	$ 1,213

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	18%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70 % to 90 % to Underlying Funds that invest primarily in fixed income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2013, for consistency with the Fund’s strategy, the Fund will add the MSCI EAFE Index (Net) and the 80% Barclays Capital U.S Aggregate Bond Index, 15% S&P 500 Index, 5% MSCI EAFE Index (Net) blended benchmark as its benchmarks.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2009): 6.20%; Worst Quarter (ended 9/30/2008): -5.59%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (October 4, 2004)
JNL/S&P Managed Conservative Fund (Class A)	8.77%	3.61%	4.78%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	5.40%
S&P 500 Index	16.00%	1.66%	4.98%
MSCI EAFE Index (Net)	17.32%	-3.69%	5.04%
80% Barclays Capital U.S Aggregate Bond Index, 15% S&P 500 Index, 5% MSCI EAFE Index (Net)	6.68%	5.14%	5.56%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Charles Bassignani	2011	Chief Investment Officer & Asset Allocation Manager
Michael Carapucci	2010	Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/S&P Managed Moderate Fund
Class A

Investment Objectives.  The investment objective of the Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.14%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.87%
Total Annual Fund Operating Expenses	1.01%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 103	$ 322	$ 558	$ 1,236

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	30%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50 % to 70 % to Underlying Funds that invest primarily in fixed income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2013, for consistency with the Fund’s strategy, the Fund will add the MSCI EAFE Index (Net) and the 60% Barclays Capital U.S Aggregate Bond Index, 30% S&P 500 Index, 10% MSCI EAFE Index (Net) blended benchmark as its benchmarks.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 8.76%; Worst Quarter (ended 12/31/08): -10.29%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (October 4, 2004)
JNL/S&P Managed Moderate Fund (Class A)	10.92%	3.07%	5.30%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	5.40%
S&P 500 Index	16.00%	1.66%	4.98%
MSCI EAFE Index (Net)	17.32%	-3.69%	5.04%
60% Barclays Capital U.S. Aggregate Bond Index, 30% S&P 500 Index, 10% MSCI EAFE Index (Net)	9.14%	4.18%	5.61%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Charles Bassignani	2011	Chief Investment Officer & Asset Allocation Manager
Michael Carapucci	2010	Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/S&P Managed Moderate Growth Fund
Class A

Investment Objectives.  The investment objective of the Fund is capital growth and current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.14%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.91%
Total Annual Fund Operating Expenses	1.05%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 107	$ 334	$ 579	$ 1,283

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	34%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30 % to 50% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2013, for consistency with the Fund’s strategy, the Fund will add the MSCI EAFE Index (Net) and the 45% S&P 500 Index, 40% Barclays Capital U.S Aggregate Bond Index, 15% MSCI EAFE Index (Net) blended benchmark as its benchmarks.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 11.57%; Worst Quarter (ended 12/31/08): -14.25%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/S&P Managed Moderate Growth Fund (Class A)	13.74%	2.61%	6.65%
S&P 500 Index	16.00%	1.66%	7.10%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	5.18%
MSCI EAFE Index (Net)	17.32%	-3.69%	8.21%
45% S&P 500 Index,40% Barclays Capital U.S. Aggregate Bond Index, 15% MSCI EAFE Index	11.59%	3.06%	6.85%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Charles Bassignani	2011	Chief Investment Officer & Asset Allocation Manager
Michael Carapucci	2010	Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/S&P Managed Growth Fund
Class A

Investment Objectives.  The investment objective of the Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.14%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.94%
Total Annual Fund Operating Expenses	1.08%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 110	$ 343	$ 595	$ 1,317

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	26%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10 % to 30% to Underlying Funds that invest primarily in fixed income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2013, for consistency with the Fund’s strategy, the Fund will add the MSCI EAFE Index (Net) and the 60% S&P 500 Index, 20% Barclays Capital U.S Aggregate Bond Index, 20% MSCI EAFE Index (Net) blended benchmark as its benchmarks.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 14.71%; Worst Quarter (ended 12/31/08): -19.98%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/S&P Managed Growth Fund (Class A)	15.34%	1.44%	6.86%
S&P 500 Index	16.00%	1.66%	7.10%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	5.18%
MSCI EAFE Index (Net)	17.32%	-3.69%	8.21%
60% S&P 500 Index,20% Barclays Capital U.S. Aggregate Bond Index, 20% MSCI EAFE Index	13.48%	1.28%	6.96%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Charles Bassignani	2011	Chief Investment Officer & Asset Allocation Manager
Michael Carapucci	2010	Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL/S&P Managed Aggressive Growth Fund
Class A

Investment Objectives.  The investment objective of the Fund is capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.16%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.96%
Total Annual Fund Operating Expenses	1.12%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 114	$ 356	$ 617	$ 1,363

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	24%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed income securities and 0% to 10 % to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2013, for consistency with the Fund’s strategy, the Fund will add the MSCI EAFE Index (Net) and the 65% S&P 500 Index, 25% MSCI EAFE Index (Net), 10% Barclays Capital U.S Aggregate Bond Index blended benchmark as its benchmarks.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 16.79%; Worst Quarter (ended 12/31/08): -22.70%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/S&P Managed Aggressive Growth Fund (Class A)	15.84%	0.59%	7.24%
S&P 500 Index	16.00%	1.66%	7.10%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	5.18%
MSCI EAFE Index (Net)	17.32%	-3.69%	8.21%
65% S&P 500 Index, 25% MSCI EAFE Index,10% Barclays Capital U.S. Aggregate Bond Index	15.26%	0.98%	7.37%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Charles Bassignani	2011	Chief Investment Officer & Asset Allocation Manager
Michael Carapucci	2010	Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL Disciplined Moderate Fund
Class A

Investment Objectives.  The investment objective of the Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.17%
Other Expenses	0.00%
Acquired Fund Fees and Expenses 1	0.75%
Total Annual Fund Operating Expenses	0.92%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 94	$ 293	$ 509	$ 1,131

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	25%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the JNL Disciplined Moderate Fund allocates approximately 40% to 80% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  Performance prior to August 29, 2011 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2013, for consistency with the Fund’s strategy, the Fund will add  the 40% Russell 3000 Index, 20% MSCI AC World ex US Index,  40% Barclays Capital U.S. Aggregate Bond Index blended benchmark as its benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2009): 11.14%; Worst Quarter (ended 12/31/2008): -14.44%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (January 16, 2007)
JNL Disciplined Moderate Fund (Class A)	13.30%	2.01%	2.84%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	6.15%
MSCI AC World Index ex US Index	16.83%	-2.89%	0.21%
Russell 3000 Index	16.42%	2.04%	2.36%
40% Russell 3000 Index, 20% MSCI AC World Index ex US Index, 40% Barclays Capital U.S. Aggregate Bond Index	11.75%	3.18%	3.96%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding	November 2012	Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL Disciplined Moderate Growth Fund
Class A

Investment Objectives.  The investment objective of the Fund is to seek capital growth and current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.17%
Other Expenses	0.00%
Acquired Fund Fees and Expenses 1	0.72%
Total Annual Fund Operating Expenses	0.89%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 91	$ 284	$ 493	$ 1,096

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	28%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the JNL Disciplined Moderate Growth Fund allocates approximately 60% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 10% to 40% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  Performance prior to August 29, 2011 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2013, for consistency with the Fund’s strategy, the Fund will add  the  50%Russell 3000 Index, 30% MSCI AC World ex US Index ,20% Barclays Capital U.S. Aggregate Bond Index blended benchmark as its benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2009): 14.43%; Worst Quarter (ended 12/31/08): -20.45%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (January 16, 2007)
JNL Disciplined Moderate Growth Fund (Class A)	14.21%	0.54%	1.55%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	6.15%
MSCI AC World Index ex US Index	16.83%	-2.89%	0.21%
Russell 3000 Index	16.42%	2.04%	2.36%
50% Russell 3000 Index, 30% MSCI AC World Index ex US Index, 20% Barclays Capital U.S. Aggregate Bond Index	14.23%	1.75%	2.86%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding	November 2012	Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

JNL Disciplined Growth Fund
Class A

Investment Objectives.  The investment objective of the Fund is capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.00%
Acquired Fund Fees and Expenses 1	0.70%
Total Annual Fund Operating Expenses	0.88%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$ 90	$ 281	$ 488	$ 1,084

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	34%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the JNL Disciplined Growth Fund allocates approximately 70% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.   The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  Performance prior to August 29, 2011 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective April 29, 2013, for consistency with the Fund’s strategy, the Fund will add  the 55% Russell 3000 Index, 35%  MSCI AC World ex US Index 10% of the Barclays Capital U.S. Aggregate Bond Index blended benchmark as its benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 17.12%; Worst Quarter (ended 12/31/2008): -23.11%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (January 16, 2007)
JNL Disciplined Growth Fund (Class A)	14.58%	-0.94%	0.26%
Barclays Capital U.S. Aggregate Bond Index	4.22%	5.95%	6.15%
MSCI AC World Index ex US Index	16.83%	-2.89%	0.21%
Russell 3000 Index	16.42%	2.04%	2.36%
55% Russell 3000 Index, 35% MSCI AC World Index ex US Index, 10% Barclays Capital U.S. Aggregate Bond Index	15.46%	0.98%	2.26%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding	November 2012	Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

Additional Information About The Funds

JNL/American Funds Blue Chip Income and Growth Fund
Class A and B

Investment Objective.  The JNL/American Funds Blue Chip Income and Growth Fund (“Fund” or “Feeder Fund”) seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 – Master Blue Chip Income and Growth Fund.

Principal Investment Strategies.  The JNL/American Funds Blue Chip Income and Growth Fund invests primarily in shares of the “Master Fund.”  The Master Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.  The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.  In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the Fund generally looks to the average yield on stocks of companies listed on the S&P 500.  The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.  The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The Master Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.  The Master Fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations.  Income provided by the Master Fund may be affected by changes in the dividend policies of the companies in which the Master Fund invests and the capital resources available for such payments at such companies.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the Master Fund may involve large price swings and potential for loss.  Income provided by the Master Fund may be affected by changes in the dividend policies of companies in which the Master Fund invests and the capital resources available for such payments at such companies.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Blue Chip Income and Growth Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Growth investing risk
•	Income risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Liquidity risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.41%; Distribution and/or Service (12b-1) Fee: 0.00%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.43%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.40%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.00%; Total Annual Fund Operating Expenses: Class A 0.65%; Class B 0.40%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions make investment decisions on an independent basis and include Capital World Investors, Capital Research Global Investors and a third equity investment division.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2013 or 2014 ; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2012, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Blue Chip Income and Growth Fund
Management Fee	0.41%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.43%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Funds that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.70% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.45% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Funds is available in the Fund’s Semi-Annual Report to shareholders for the period ended June 30, 2012.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets in excess of $106.7 billion as of December 31, 2012.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	C. Ross Sappenfield is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 21 years, all with CRMC or its affiliates.

•	Christopher D. Buchbinder is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 18 years, all with CRMC or its affiliates.

•	James B. Lovelace is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 31 years, all with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds Global Bond Fund
Class A and B

Investment Objective.  The JNL/American Funds Global Bond Fund (“Fund” or “Feeder Fund”) seeks, over the long term, a high level of total return through exclusive investment in the Class 1 – Master Global Bond Fund.

Principal Investment Strategies.  The JNL/American Funds Global Bond Fund invests primarily in shares of the “Master Fund.”  The Master Fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management by investing at least 80% of its assets in bonds.  The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars.   As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside the United States; however, as a general matter, the Master Fund intends to invest more than 40% of its net assets in securities of issuers domiciled outside the United States.   The Master Fund may invest substantially in securities of issuers domiciled outside the United States, including issuers in emerging market countries.  Normally, the Master Fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations , or NRSROs, designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser).  The Master Fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser).  Such securities are sometimes referred to as “junk bonds”.  The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in values of other currencies related to the U.S. dollar.

The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world.  An investment in the Master Fund is subject to risks, including the possibility that the value of the Master Fund’s portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Investments in securities issued by companies based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by companies domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries.  For instance, developing countries may have less developed legal and accounting systems.  The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices.  In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.  Securities markets in these countries are also relatively small and have substantially lower trading volumes.  As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The values of and the income generated by most debt securities held by the Master Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.  For example, the values of debt securities in the Master Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.  Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.  Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.   In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the Master Fund’s ability to dispose of such securities.

The values of and the income generated by most debt securities held by the Master Fund may also be affected by changes in relative currency values.  If the U.S. dollar appreciates against foreign currencies, the value of the Master Fund’s securities denominated in such currencies would generally depreciate and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer to 5%.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Global Bond Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Bonds risk
•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond s , and unrated securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Thinly traded securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leverage risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0.00%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.56%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.30%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.00%; Total Annual Fund Operating Expenses: Class A 0.55%; Class B 0.30%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions make investment decisions on an independent basis and include Capital World Investors, Capital Research Global Investors and a third equity investment division.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2013 or 2014 ; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2012, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Global Bond Fund
Management Fee	0.53%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.56%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to their investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.70% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.55% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Semi-Annual Report to shareholders for the period ended June 30, 2012.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets in excess of $106.7 billion as of December 31, 2012.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”
JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively increasing the advisory fee directly payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Mark H. Dalzell is a Senior Vice President of Fixed Income, CRMC and has been an investment professional for 34 years in total; 25 years with CRMC or its affiliates.

•	Thomas H. Hogh is a Senior Vice President of Fixed Income, Capital Research Company and has been an investment professional for 26 years in total; 23 years with CRMC or its affiliates.

•	James R. Mulally is a Senior Vice President of Fixed Income, CRMC and has been an investment professional for 37 years in total; 33 years with CRMC or its affiliates.

•	James Terrile is a Senior Vice President, CRGI and has been an investment professional for 18 years in total; 17 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds Global Small Capitalization Fund
Class A and B

Investment Objective.  The JNL/American Funds Global Small Capitalization Fund (“Fund” or “Feeder Fund”) seeks growth of capital over time through exclusive investment in the Class 1 – Master Global Small Capitalization Fund.

Principal Investment Strategies.  The JNL/American Funds Global Small Capitalization Fund invests primarily in the shares of the “Master Fund.”  The Master Fund seeks to achieve its investment objective by investing at least 80% of its net assets (net assets plus borrowings for investment purposes) in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  The Master Global Small Capitalization Fund currently defines “small market capitalization” companies to be companies with market capitalizations of $4 billion or less.  The Adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The Master Global Small Capitalization Fund seeks to invest globally; the Master Global Small Capitalization Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Global Small Capitalization Fund seeks to invest at least 30% of its net assets in issuers outside the United States.

Under normal circumstances, the Master Fund invests a significant portion of its assets outside the United States.  The Master Fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries.  The Master Fund expects to be invested in numerous counties around the world.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Global Small Capitalization Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Growth investing risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leverage risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.71%; Distribution and/or Service (12b-1) Fee: 0.00%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.75%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.30%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.00%; Total Annual Fund Operating Expenses: Class A 0.55%; Class B 0.30%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions make investment decisions on an independent basis and include Capital World Investors, Capital Research Global Investors and a third equity investment division.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2013 or 2014 ; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2012, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Global Small Capitalization Fund
Management Fee	0.71%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.75%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.75% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.60% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Semi-Annual Report to shareholders for the period ended June 30, 2012.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets in excess of $106.7  billion as of December 31, 2012.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JJNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”
JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively increasing the advisory fee directly payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund's portfolio are listed below:

•	Mark E. Denning is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 31 years, all with CRMC or its affiliates.

•	J. Blair Frank is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 20 years in total; 19 years with CRMC or its affiliates.

•	Claudia P. Huntington is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 40 years in total; 38 years with CRMC or its affiliates.

•	Harold H. La is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 15 years in total; 15 years with CRMC or its affiliates.

•	Kristian Stromsoe is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 16 years in total; 13 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds Growth-Income Fund
Class A and B

Investment Objective.  The JNL/American Funds Growth-Income Fund (“Fund” or “Feeder Fund”) seeks long-term growth of capital and income through exclusive investment in the Class 1 – Master Growth-Income Fund.

Principal Investment Strategies.  The JNL/American Funds Growth-Income Fund invests primarily in shares of the “Master Fund.”  The Master Growth-Income Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that the investment adviser to the Master Growth-Income Fund believes demonstrate the potential for appreciation and/or dividends.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.  The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the Master Growth-Income Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Growth-Income Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.  Income provided by the Master Growth-Income Fund may be affected by changes in the dividend policies of the companies in which the Master Growth-Income Fund invests and the capital resources available for such payments at such companies.

The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.  Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the Master Fund may involve large price swings and potential for loss.  Income provided by the Master Fund may be affected by changes in the dividend policies of the companies in which the Master Fund invests and the capital resources available for such payments at such companies.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Growth-Income Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Currency risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Growth investing risk
•	Income risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Growth investing risk
•	Leverage risk
•	Liquidity risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0.00%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.45%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.00%; Total Annual Fund Operating Expenses: Class A 0.70%; Class B 0.45%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions make investment decisions on an independent basis and include Capital World Investors, Capital Research Global Investors and a third equity investment division.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2013 or 2014 ; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2012, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Growth-Income Fund
Management Fee	0.27%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.29%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure.  Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.70% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.40% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Semi-Annual Report to shareholders for the period ended June 30, 2012.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised or administered assets in excess of $106.7 billion as of December 31, 2012.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.
The Fund does not pay their investment adviser for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Donald D. O’Neal is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 28 years, all with CRMC or its affiliates.

•	J. Blair Frank is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 20 years in total; 19 years with CRMC or its affiliates.

•	Claudia P. Huntington is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 40 years in total; 38 years with CRMC or its affiliates.

•	Dylan J. Yolles is a Senior Vice President of Capital International Investors and has been an investment professional for 16 years in total; 13 years with CRMC or its affiliates.

•	William L. Robbins is a Senior Vice President of Capital International Investors and has been an investment professional for 21 years in total; 18 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds International Fund
Class A and B

Investment Objective.  The JNL/American Funds International Fund (“Fund” or “Feeder Fund”) seeks long-term growth of capital through exclusive investment in the Class 1 – Master International Fund.

Principal Investment Strategies.  The JNL/American Funds International Fund invests primarily in the shares of the “Master Fund.”  The Master Fund seeks to make your investment grow over time by investing primarily in common stocks of companies domiciled outside the United States , including companies domiciled in developing countries, that the Master Fund’s investment adviser believes have the potential for growth.  The Master Fund is designed for investors seeking capital appreciation through stocks.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The prices of securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and commodity fluctuations.  For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of the stocks of certain companies.  The growth-oriented, equity-type securities generally purchased by the Master Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems.  The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.  Securities markets in these countries are also relatively small and have substantially lower trading volumes.  As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds International Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Currency risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Growth investing risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Leverage risk
•	Liquidity risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0.00%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.45%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.00%; Total Annual Fund Operating Expenses: Class A 0.70%; Class B 0.45%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions make investment decisions on an independent basis and include Capital World Investors, Capital Research Global Investors and a third equity investment division.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed 2013 or 2014 ; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2012, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master International Fund
Management Fee	0.50%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.54%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the of the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure.  Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.85% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.55% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Semi-Annual Report to shareholders for the period ended June 30, 2012.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets in excess of $106.7 billion as of December 31, 2012.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.
The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”
JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Sung Lee is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 19 years, all with CRMC or its affiliates.

•	L. Alfonso Barroso is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 19 years, all with CRMC or its affiliates.

•	Jesper Lyckeus is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 18 years in total; 18 years with CRMC or its affiliates.

•	Christopher M. Thomsen is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 16 years, all with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds New World Fund
Class A and B

Investment Objective.  The JNL/American Funds New World Fund (“Fund” or “Feeder Fund”) seeks long-term capital appreciation through exclusive investment in the Class 1 – Master New World Fund.

Principal Investment Strategies.  The JNL/American Funds New World Fund invests primarily in shares of the “Master Fund.”  The Master Fund seeks to make your investment grow over time by investing primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the Master Fund’s investment adviser believes have the potential of providing capital appreciation. The Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.  The Master Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser), with exposure to these countries.  Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”  The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The Master Fund may invest in equity securities of any company, regardless of where it is based, if the Master Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.  Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.  In addition, the Master Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.  The Master Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the Master Fund ’s investment adviser will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.   The investment adviser to the Master Fund maintains a list of qualified countries and securities in which the Master Fund may invest.  Qualified developing countries in which the Master Fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam, and Zambia.

The prices of securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.  The growth-oriented, equity-type securities generally purchased by the Master Fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.  Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the Master Fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities.  For example, the values of debt securities in the Master Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.  In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Master Fund having to reinvest the proceeds in lower yielding securities.  Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.  The Master Fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.  For instance, developing countries may have less developed legal and accounting systems.  The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices.  In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.  Securities markets in these countries are also relatively small and have substantially lower trading volumes.  As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds New World Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Bonds risk
•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bond s , and unrated securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Small cap investing risk
•	Thinly traded securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leverage risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.74%; Distribution and/or Service (12b-1) Fee: 0.00%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.79%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.40%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.00%; Total Annual Fund Operating Expenses: Class A 0.65%; Class B 0.40%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of their investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments.  The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions make investment decisions on an independent basis and include Capital World Investors, Capital Research Global Investors and a third equity investment division.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2013 or 2014 ; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2012, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master New World Fund
Management Fee	0.74%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.79%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if a Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 1.05% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.80% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Semi-Annual Report to shareholders for the period ended June 30, 2012.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets in excess of $106.7 billion as of December 31, 2012.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.
The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Funds’ investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”
JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Carl M. Kawaja is a Senior Vice President of Capital World Investors and has been an investment professional for 26 years in total; 22 years with CRMC or its affiliates.

•	Nicolas J. Grace is a Senior Vice President of Capital World Investors and has been an investment professional for 23 years in total , 19 years with CRMC or its affiliates.

•	F. Galen Hoskin is a Senior Vice President of Capital World Investors and has been an investment professional for 19 years, all with CRMC or its affiliates.

•	Robert H. Neithart is a Senior Vice President – Fixed Income, CRMC and has been an investment professional for 26 years, all with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL Institutional Alt 20 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 20 Fund is long-term growth of capital and income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Fund allocates a percentage of its assets to “Traditional” and “Non-Traditional” asset classes represented by the Underlying Funds.  The Fund allocates approximately 80% of its assets to Traditional asset classes creating a “Core” component of its portfolio.  The Fund then allocates approximately 20% of its assets to Non-Traditional asset classes creating an “Alt” component of its portfolio.  The Fund may allocate 10% - 30% of its assets to Non-Traditional asset classes.

For the Fund, among the considerations that JNAM uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations to Traditional and Non-Traditional asset classes, as well as, allocations to the Underlying Funds are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes and strategies:

Underlying Funds and Traditional Asset Classes and Strategies

JNL Series Trust
Underlying Fund	Asset Class
JNL/BlackRock Global Allocation Fund	Global Tactical Asset Allocation
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Ivy Asset Strategy Fund	Global Tactical Asset Allocation
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital S&P 500 Index Fund	Large Cap Equity
JNL/Mellon Capital S&P 400 MidCap Index Fund	Mid Cap Equity
JNL/Mellon Capital Small Cap Index Fund	Small Cap Equity
JNL/Mellon Capital International Index Fund	International Equity
JNL/Mellon Capital Bond Index Fund	Investment Grade
JNL/Mellon Capital European 30 Fund	International Equity
JNL/Mellon Capital Pacific Rim 30 Fund	International Equity
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	U.S. Equity
JNL/Neuberger Berman Strategic Income Fund	Fixed Income
JNL/PIMCO Real Return Fund	Inflation Protected Securities
JNL/PPM America Floating Rate Income Fund	Floating Rate Securities
JNL/PPM America High Yield Bond Fund	High Yield Bonds
JNL/S&P Competitive Advantage Fund	U.S. Equity
JNL/S&P Dividend Income & Growth Fund	U.S. Equity
JNL/S&P Intrinsic Value Fund	U.S. Equity
JNL/S&P Total Yield Fund	U.S. Equity
JNL/WMC Money Market Fund	Money Market

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital JNL 5 Fund	U.S. Equity
JNL/Mellon Capital Select Small-Cap Fund	U.S. Equity
JNL/Mellon Capital 25 Fund	U.S. Equity
JNL/Mellon Capital S&P® 24 Fund	U.S. Equity
JNL/Mellon Capital DowSM Dividend Fund	U.S. Equity
JNL/Mellon Capital Nasdaq® 25 Fund	U.S. Equity
JNL/Mellon Capital Value Line® 30 Fund	U.S. Equity
JNL/Mellon Capital VIP Fund	U.S. Equity
JNL/Mellon Capital JNL Optimized 5 Fund	Global Equity
JNL/Mellon Capital S&P® SMid 60 Fund	U.S. Equity
JNL/Mellon Capital NYSE® International 25 Fund	International Equity

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/DFA U.S. Micro Cap Fund	Micro Cap Equity
Curian/Franklin Templeton Frontier Markets Fund	Emerging Market Equity

Underlying Funds and Non-Traditional Asset Classes and Strategies

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Invesco Global Real Estate Fund	Global Real Estate
JNL/BlackRock Commodity Securities Strategy Fund	Commodities Broad Basket
JNL/Goldman Sachs U.S. Equity Flex Fund	Equity Long/Short
JNL/Mellon Capital Global Alpha Fund	Absolute Return
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/BlackRock Global Long Short Credit Fund	Global Long/Short Credit
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Global Macro
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Neuberger Berman Currency Fund	Currency
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian Long Short Credit Fund	Global Long/Short Credit
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral
Curian/UBS Global Long Short Income Opportunities Fund	Global Long/Short Credit
Curian/Van Eck International Gold Fund	Precious Metals

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Limited management, trading cost and rebalance risk
•	Liquidity risk
•	Loans risk
•	Market risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Industry concentration risk
•	Leverage risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Fund has a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Funds are made by JNAM.  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $5.4 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL Institutional Alt 35 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 35 Fund is long-term growth of capital and income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Fund allocates a percentage of its assets to “Traditional” and “Non-Traditional” asset classes represented by the Underlying Funds.  The Fund allocates approximately 65% of its assets to Traditional asset classes creating a “Core” component of its portfolio.  The Fund then allocates approximately 35% of its assets to Non-Traditional asset classes creating an “Alt” component of its portfolio.

For the Fund, among the considerations that JNAM uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations to Traditional and Non-Traditional asset classes, as well as, allocations to the Underlying Funds are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes and strategies:

Underlying Funds and Traditional Asset Classes and Strategies

JNL Series Trust
Underlying Fund	Asset Class
JNL/BlackRock Global Allocation Fund	Global Tactical Asset Allocation
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Ivy Asset Strategy Fund	Global Tactical Asset Allocation
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital S&P 500 Index Fund	Large Cap Equity
JNL/Mellon Capital S&P 400 MidCap Index Fund	Mid Cap Equity
JNL/Mellon Capital Small Cap Index Fund	Small Cap Equity
JNL/Mellon Capital International Index Fund	International Equity
JNL/Mellon Capital Bond Index Fund	Investment Grade
JNL/Mellon Capital European 30 Fund	International Equity
JNL/Mellon Capital Pacific Rim 30 Fund	International Equity
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	U.S. Equity
JNL/Neuberger Berman Strategic Income Fund	Fixed Income
JNL/PIMCO Real Return Fund	Inflation Protected Securities
JNL/PPM America Floating Rate Income Fund	Floating Rate Securities
JNL/PPM America High Yield Bond Fund	High Yield Bonds
JNL/S&P Competitive Advantage Fund	U.S. Equity
JNL/S&P Dividend Income & Growth Fund	U.S. Equity
JNL/S&P Intrinsic Value Fund	U.S. Equity
JNL/S&P Total Yield Fund	U.S. Equity
JNL/WMC Money Market Fund	Money Market

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital JNL 5 Fund	U.S. Equity
JNL/Mellon Capital Select Small-Cap Fund	U.S. Equity
JNL/Mellon Capital 25 Fund	U.S. Equity
JNL/Mellon Capital S&P® 24 Fund	U.S. Equity
JNL/Mellon Capital DowSM Dividend Fund	U.S. Equity
JNL/Mellon Capital Nasdaq® 25 Fund	U.S. Equity
JNL/Mellon Capital Value Line® 30 Fund	U.S. Equity
JNL/Mellon Capital VIP Fund	U.S. Equity
JNL/Mellon Capital JNL Optimized 5 Fund	Global Equity
JNL/Mellon Capital S&P® SMid 60 Fund	U.S. Equity
JNL/Mellon Capital NYSE® International 25 Fund	International Equity

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/DFA U.S. Micro Cap Fund	Micro Cap Equity
Curian/Franklin Templeton Frontier Markets Fund	Emerging Market Equity

Underlying Funds and Non-Traditional Asset Classes and Strategies

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Invesco Global Real Estate Fund	Global Real Estate
JNL/BlackRock Commodity Securities Strategy Fund	Commodities Broad Basket
JNL/Goldman Sachs U.S. Equity Flex Fund	Equity Long/Short
JNL/Mellon Capital Global Alpha Fund	Absolute Return
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/BlackRock Global Long Short Credit Fund	Global Long/Short Credit
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Global Macro
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Neuberger Berman Currency Fund	Currency
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian Long Short Credit Fund	Global Long/Short Credit
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral
Curian/UBS Global Long Short Income Opportunities Fund	Global Long/Short Credit
Curian/Van Eck International Gold Fund	Precious Metals

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Limited management, trading cost and rebalance risk
•	Liquidity risk
•	Loans risk
•	Market risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Industry concentration risk
•	Leverage risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.  Because the JNL Institutional Alt 65 Fund and the JNL Institutional Alt 50 Fund invest in a higher percentage of investments in non-traditional asset classes, these Funds may incur more risk than the JNL Institutional Alt 20 Fund and the JNL Institutional Alt 35 Fund.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Funds are made by JNAM.  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $5.4 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL Institutional Alt 50 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 50 Fund is long-term growth of capital and income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Fund allocates a percentage of its assets to “Traditional” and “Non-Traditional” asset classes represented by the Underlying Funds.  The Fund allocates approximately 50% of its assets to Traditional asset classes creating a “Core” component of its portfolio.  The Fund then allocates approximately 50% of its assets to Non-Traditional asset classes creating an “Alt” component of its portfolio.

For the Fund, among the considerations that JNAM uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes and strategies:

Underlying Funds and Traditional Asset Classes and Strategies

JNL Series Trust
Underlying Fund	Asset Class
JNL/BlackRock Global Allocation Fund	Global Tactical Asset Allocation
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Ivy Asset Strategy Fund	Global Tactical Asset Allocation
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital S&P 500 Index Fund	Large Cap Equity
JNL/Mellon Capital S&P 400 MidCap Index Fund	Mid Cap Equity
JNL/Mellon Capital Small Cap Index Fund	Small Cap Equity
JNL/Mellon Capital International Index Fund	International Equity
JNL/Mellon Capital Bond Index Fund	Investment Grade
JNL/Mellon Capital European 30 Fund	International Equity
JNL/Mellon Capital Pacific Rim 30 Fund	International Equity
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	U.S. Equity
JNL/Neuberger Berman Strategic Income Fund	Fixed Income
JNL/PIMCO Real Return Fund	Inflation Protected Securities
JNL/PPM America Floating Rate Income Fund	Floating Rate Securities
JNL/PPM America High Yield Bond Fund	High Yield Bonds
JNL/S&P Competitive Advantage Fund	U.S. Equity
JNL/S&P Dividend Income & Growth Fund	U.S. Equity
JNL/S&P Intrinsic Value Fund	U.S. Equity
JNL/S&P Total Yield Fund	U.S. Equity
JNL/WMC Money Market Fund	Money Market

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital JNL 5 Fund	U.S. Equity
JNL/Mellon Capital Select Small-Cap Fund	U.S. Equity
JNL/Mellon Capital 25 Fund	U.S. Equity
JNL/Mellon Capital S&P® 24 Fund	U.S. Equity
JNL/Mellon Capital DowSM Dividend Fund	U.S. Equity
JNL/Mellon Capital Nasdaq® 25 Fund	U.S. Equity
JNL/Mellon Capital Value Line® 30 Fund	U.S. Equity
JNL/Mellon Capital VIP Fund	U.S. Equity
JNL/Mellon Capital JNL Optimized 5 Fund	Global Equity
JNL/Mellon Capital S&P® SMid 60 Fund	U.S. Equity
JNL/Mellon Capital NYSE® International 25 Fund	International Equity

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/DFA U.S. Micro Cap Fund	Micro Cap Equity
Curian/Franklin Templeton Frontier Markets Fund	Emerging Market Equity

Underlying Funds and Non-Traditional Asset Classes and Strategies

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Invesco Global Real Estate Fund	Global Real Estate
JNL/BlackRock Commodity Securities Strategy Fund	Commodities Broad Basket
JNL/Goldman Sachs U.S. Equity Flex Fund	Equity Long/Short
JNL/Mellon Capital Global Alpha Fund	Absolute Return
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/BlackRock Global Long Short Credit Fund	Global Long/Short Credit
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Global Macro
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Neuberger Berman Currency Fund	Currency
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian Long Short Crdit Fund	Global Long/Short Credit
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral
Curian/UBS Global Long Short Income Opportunities Fund	Global Long/Short Credit
Curian/Van Eck International Gold Fund	Precious Metals

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Credit risk
•	Derivatives risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Limited management, trading cost and rebalance risk
•	Liquidity risk
•	Loans risk
•	Market risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Industry concentration risk
•	Leverage risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.  Because the JNL Institutional Alt 65 Fund and the JNL Institutional Alt 50 Fund invest in a higher percentage of investments in non-traditional asset classes, these Funds may incur more risk than the JNL Institutional Alt 20 Fund and the JNL Institutional Alt 35 Fund.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Funds are made by JNAM.  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $5.4 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL Institutional Alt 65 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 65 Fund is long-term growth of capital and income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Fund allocates a percentage of its assets to “Traditional” and “Non-Traditional” asset classes represented by the Underlying Funds.  The Fund allocates approximately 35% of its assets to Traditional asset classes creating a “Core” component of its portfolio.  The Fund then allocates approximately 65% of its assets to Non-Traditional asset classes creating an “Alt” component of its portfolio.

For the Fund, among the considerations that JNAM uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes and strategies:

Underlying Funds and Traditional Asset Classes and Strategies

JNL Series Trust
Underlying Fund	Asset Class
JNL/BlackRock Global Allocation Fund	Global Tactical Asset Allocation
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Ivy Asset Strategy Fund	Global Tactical Asset Allocation
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital S&P 500 Index Fund	Large Cap Equity
JNL/Mellon Capital S&P 400 MidCap Index Fund	Mid Cap Equity
JNL/Mellon Capital Small Cap Index Fund	Small Cap Equity
JNL/Mellon Capital International Index Fund	International Equity
JNL/Mellon Capital Bond Index Fund	Investment Grade
JNL/Mellon Capital European 30 Fund	International Equity
JNL/Mellon Capital Pacific Rim 30 Fund	International Equity
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	U.S. Equity
JNL/Neuberger Berman Strategic Income Fund	Fixed Income
JNL/PIMCO Real Return Fund	Inflation Protected Securities
JNL/PPM America Floating Rate Income Fund	Floating Rate Securities
JNL/PPM America High Yield Bond Fund	High Yield Bonds
JNL/S&P Competitive Advantage Fund	U.S. Equity
JNL/S&P Dividend Income & Growth Fund	U.S. Equity
JNL/S&P Intrinsic Value Fund	U.S. Equity
JNL/S&P Total Yield Fund	U.S. Equity
JNL/WMC Money Market Fund	Money Market

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital JNL 5 Fund	U.S. Equity
JNL/Mellon Capital Select Small-Cap Fund	U.S. Equity
JNL/Mellon Capital 25 Fund	U.S. Equity
JNL/Mellon Capital S&P® 24 Fund	U.S. Equity
JNL/Mellon Capital DowSM Dividend Fund	U.S. Equity
JNL/Mellon Capital Nasdaq® 25 Fund	U.S. Equity
JNL/Mellon Capital Value Line® 30 Fund	U.S. Equity
JNL/Mellon Capital VIP Fund	U.S. Equity
JNL/Mellon Capital JNL Optimized 5 Fund	Global Equity
JNL/Mellon Capital S&P® SMid 60 Fund	U.S. Equity
JNL/Mellon Capital NYSE® International 25 Fund	International Equity

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/DFA U.S. Micro Cap Fund	Micro Cap Equity
Curian/Franklin Templeton Frontier Markets Fund	Emerging Market Equity

Underlying Funds and Non-Traditional Asset Classes and Strategies

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Invesco Global Real Estate Fund	Global Real Estate
JNL/BlackRock Commodity Securities Strategy Fund	Commodities Broad Basket
JNL/Goldman Sachs U.S. Equity Flex Fund	Equity Long/Short
JNL/Mellon Capital Global Alpha Fund	Absolute Return
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/BlackRock Global Long Short Credit Fund	Global Long/Short Credit
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Global Macro
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Neuberger Berman Currency Fund	Currency
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian Long Short Credit Fund	Global Long/Short Credit
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral
Curian/UBS Global Long Short Income Opportunities Fund	Global Long/Short Credit
Curian/Van Eck International Gold Fund	Precious Metals

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Credit risk
•	Derivatives risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Loans risk
•	Market risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Industry concentration risk
•	Leverage risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.  Because the JNL Institutional Alt 65 Fund and the JNL Institutional Alt 50 Fund invest in a higher percentage of investments in non-traditional asset classes, these Funds may incur more risk than the JNL Institutional Alt 20 Fund and the JNL Institutional Alt 35 Fund.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Funds are made by JNAM.  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $5.4 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/American Funds Balanced Allocation Fund
Class A

Investment Objectives.  The investment objective of the JNL/American Funds Balanced Allocation Fund is to seek a balance between current income and growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of AFIS.  Not all Funds of AFIS are available as Underlying Funds.

Under normal circumstances, the JNL/American Funds BAlanced Allocation Fund allocates approximately 50%-80% of its assets to Underlying Funds that investment primarily in equity securities and 20%-50% of its assets to Underlying Funds that invest primarily fixed income securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

American Funds Insurance Series®

Global Discovery FundSM
Global Growth FundSM
Global Small Capitalization FundSM
Growth FundSM
International FundSM
New World Fund®
Blue Chip Income and Growth FundSM
Global Growth and Income FundSM
Growth-Income FundSM
International Growth and Income FundSM
Global Balanced FundSM
Bond FundSM
Global Bond FundSM
High-Income Bond FundSM
Mortgage FundSM
U.S. Government/AAA-Rated Securities FundSM

The Fund seeks to achieve a balance between current income and growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities.  These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Fund investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-related and other asset-backed risk
•	Non-diversification risk
•	Small cap investing risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Index investing risk
•	Issuer risk
•	Leverage risk
•	License termination risk
•	Liquidity risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for AFIS for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management.  The allocations for the JNL/American Funds Balanced Allocation Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $106.7 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed by William Harding, who is responsible for setting the allocations made to the Fund and the application of the Fund’s strategy.

Mr. Harding is Vice President, Head of Investment Management for JNAM since October 2012.  Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research.  Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 13 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation..  Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business.  He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report dated December 31, 2011.

JNL/American Funds Growth Allocation Fund
Class A

Investment Objectives.  The investment objective of the JNL/American Funds Growth Allocation Fund is to seek capital growth with secondary emphasis on current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of AFIS.  Not all Funds of AFIS are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that investment primarily in equity securities and 0%-30% of its assets to Underlying Funds that invest primarily fixed income securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

American Funds Insurance Series®

Global Discovery FundSM
Global Growth FundSM
Global Small Capitalization FundSM
Growth FundSM
International FundSM
New World Fund®
Blue Chip Income and Growth FundSM
Global Growth and Income FundSM
Growth-Income FundSM
International Growth and Income FundSM
Global Balanced FundSM
Bond FundSM
Global Bond FundSM
High-Income Bond FundSM
Mortgage FundSM
U.S. Government/AAA-Rated Securities FundSM

The Fund seeks to achieve capital growth with secondary emphasis on current income through its investments in Underlying Funds that invest primarily in equity and fixed income securities.  These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Fund investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-related and other asset-backed risk
•	Non-diversification risk
•	Small cap investing risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Index investing risk
•	Issuer risk
•	Leverage risk
•	License termination risk
•	Liquidity risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for AFIS for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management.  The allocations for the JNL/American Funds Growth Allocation Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $106.7 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed by William Harding, who is responsible for setting the allocations made to the Fund and the application of the Fund’s strategy.

Mr. Harding is Vice President, Head of Investment Management for JNAM since October 2012.  Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research.  Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 13 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation.  Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business.  He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report dated December 31, 2011.

JNL/AQR Managed Futures Strategy Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to seek positive absolute returns.

Principal Investment Strategies.  To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts , futures-related instruments and equity swaps (defined below).  The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, equity swaps and forward contracts across three major asset classes (currencies, fixed income and equities); however, the Fund may also have exposure to the commodities markets.  The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts, futures-related instruments and equity swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, the “Instruments”), either by investing directly, subject to regulatory clarification, in those Instruments, or indirectly by investing in the Subsidiary (as described herein) that invests in those Instruments.  These instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund may also invest in fixed income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund’s assets.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund’s portfolio managers use proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments.  Once a trend is determined, the Fund will take either a long or short position in the given Instrument.   The owners of a “long” position in a derivative instrument will benefit from an increase in price of the underlying instrument. The owner of a “short” position in a derivative instrument will benefit from a decrease in price of the underlying instrument .  The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk.  The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all three major asset classes (currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class or may add exposure to an asset class, such as commodities.

The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.

The Sub-Adviser generally expects that the Fund’s performance will have a low correlation to the performance of the general global equity, fixed income, currency and commodity markets over any given market cycle; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future.  The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s NAV to be volatile. For example, if the Sub-Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect.   Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured b the annualized standard deviation of its returns.  Higher volatility generally indictes higher risk.   The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 5% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market or economic conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times.  The 1940 Act and the rules and interpretations there under impose certain limitations on the Fund’s ability to use leverage and require the Fund to “set aside” (often referred to as asset segregation”) liquid assets, or engage in other SEC or SEC staff-approved measures, to “cover” open positions with respect to certain Instruments that have the economic effect of financial leverage (as described above).  The Fund, however, is not subject to any additional limitations on its net long and short exposures.  For more information on the asset segregation requirements and these and other risk factors, please see the “Principal Risks of Investing in the Fund.”

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%). The Sub-Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Instrument.  A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences.  The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities (including U.S. treasury bills) , U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings may serve as collateral or coverage for the positions the Fund takes and also earn income for the Fund.  While the Fund normally does not engage in any direct borrowing, leverage is implicit in the futures and other derivatives it trades.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Fund’s investment adviser otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Commodity-linked derivatives risk
•	Commodities regulatory and tax risk
•	Commodity risk
•	Counterparty and settlement risk
·	Credit risk
·	Currency management strategies risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	Forward foreign currency exchange contracts risk
•	Hedging instruments risk
•	Interest rate risk
•	Investment in money market mutual funds risk
·	Investment in other investment companies risk
·	Investment strategy risk
•	Leverage risk
•	Managed portfolio risk
•	Market risk
•	Model risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Short sales risk
•	Swaps risk
•	Tax risk
•	U.S. Government securities risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Commodity-linked notes risk
•	Subsidiary risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/AQR Managed Futures Strategy Fund is AQR Capital Management, LLC (“AQR”), located at Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830.  AQR is a Delaware limited liability company formed in 1998.  AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts.  AQR focuses in providing quantitative investment analysis, which relies on its proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on securities and apply them in a disciplined and systematic process.

The Fund is managed by a team of investment professionals.  The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Clifford S. Asness, Ph.D., John M. Liew, Ph.D., Brian K. Hurst and Yao Hua Ooi.   Information regarding the portfolio managers of the Fund is set forth below.

Clifford S. Asness, Ph.D. is the Managing and Founding Principal of the Sub-Adviser. Prior to co-founding the Sub-Adviser in 1998, Dr. Asness was a Managing Director and Director of Quantitative Research for Goldman Sachs Asset Management. Dr. Asness holds a B.S. in Economics from the Wharton School and a B.S. in Engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in Finance from the University of Chicago.

John M. Liew, Ph.D. is a Founding Principal of the Sub-Adviser. Prior to co-founding the Sub-Adviser in 1998, Dr. Liew was a Vice President and portfolio manager for Goldman Sachs Asset Management. Dr. Liew holds a B.A. in Economics, an M.B.A. and a Ph.D. in Finance from the University of Chicago.

Brian K. Hurst is a Principal of the Sub-Adviser. Prior to joining the Sub-Adviser in 1998, Mr. Hurst was associated with Goldman Sachs &Co. where he worked as an Associate in the Asset Management Division’s Quantitative Research Group (1994-1998). He received a BS in Economics at the Wharton School at the University of Pennsylvania in 1994.

Yao Hua Ooi is a Principal of the Sub-Adviser. Prior to joining the Sub-Adviser in 2004, Mr. Ooi was a summer analyst in the Fixed Income group at UBS. He received a B.S. in Economics from the Wharton School and a B.S. in Engineering from The School of Engineering and Applied Science at the University of Pennsylvania in 2004.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/BlackRock Commodity Securities Strategy Fund
(formerly, JNL/BlackRock Commodity Securities Fund)
Class A and B

Investment Objective.  The investment objective of the JNL/BlackRock Commodity Securities Strategy Fund is to seek long-term capital growth.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% to 75% of its assets in the “Natural Resources Strategy,” and 25% to 50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials.  The “Commodity Strategy” will focus on investments in commodity securities.

To gain exposure in natural resources, the Fund will invest in companies active in the extraction, production, processing and trading of natural resources, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products (e.g. fertilizer and chemicals); containers and packaging, as well as companies in the energy resources sector.  The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities.

To gain exposure to commodities, the Fund may invest in certain securities, instruments or derivatives that provide exposure to commodities, including, but not limited to: commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.  The Fund may hold a portion of its portfolio in fixed income securities.  The Fund does not intend to invest directly in commodities.

Natural Resources Strategy.  The Fund chooses securities using a combination of “top down” and “bottom up” investment styles. “Top down”means that the Fund seeks to allocate its investments to natural resource-related economic sectors the Fund’s management believes have more favorable pricing power than other natural resource related sectors. “Bottom up” means that the Fund also selects investments based on management’s assessment of the earning prospects of individual companies.

When assessing individual companies, the Fund seeks to invest in companies that the Fund’s management believes are relatively undervalued. A company’s stock is undervalued when the stock’s current price is less than what the Fund believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, rate of return on capital, quality of management, and overall business prospects. A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover.

The Fund attempts to identify companies that are undervalued based on relative price-earnings, price-to-book, and price-to-cash-flow ratios. In seeking to identify such companies, Fund management considers which of the companies that meet its criteria would be most likely to benefit from the economic circumstances anticipated by Fund management.

Commodity Strategy.  The Commodity Strategy seeks total return and is designed to achieve positive total return relative to the performance of the Dow Jones UBS Commodity Index Total Return (DJ-UBS Index).  To pursue this goal, it primarily invests in commodity-linked derivative instruments.  To meet coverage and collateral requirements associated with these derivative investments, and invest excess cash, the Fund may hold a portion of its portfolio in fixed income securities.  To comply with the Internal Revenue Code of 1986, as amended, the commodity-linked derivatives purchased will primarily be commodity-linked structured notes, and the Fund will limit its direct investments in commodity-linked swap agreements and futures such that the income derived from commodity-linked swap agreements and futures is limited to a maximum of 10% of the Fund’s annual gross income.

A commodity-linked structured note contains a return component based on a security, index, or other measure.  Performance of the particular index will affect performance of the commodity-linked structured note.  These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.  A portion of the commodity-linked structured notes may be tied to the DJ-UBS Index, which is an index comprised of commodity futures, including, but not limited to: aluminum; coffee; gold, natural gas, silver, unleaded gasoline, and wheat.  The commodities in the DJ-UBS Index may change.  The principal value of commodity-linked structured notes held by the Commodities Portfolio is expected to equal between 0% and 25% of the Commodity Strategy’s net assets at the time of investment, which percentage may be higher or lower as the value of the DJ-UBS Index changes.

Investments in other commodity-linked derivative instruments may have different exposures to other commodities.  The Commodity Strategy may purchase single commodity-related instruments, such as, futures contracts on oil.  It should be noted that other commodity-linked derivative instruments may have different contract terms, such as different roll dates, reset dates, or contract months other than those specified by a particular commodity index.  As a result, the commodity-linked derivatives component may deviate from the returns of the DJ-UBS Index.  Due to volatility in the commodities and natural resources markets, there can be no guarantee that the Commodity Strategy will outperform the DJ-UBS Index.

The Fund may invest, irrespective of currency and regardless of the issuer’s country of origin, in convertible bonds and warrants, rights, provided that the associated rights confer entitlement to the subscription of shares in companies in which the Fund is permitted to invest under terms of its investment policy.  Furthermore, the Fund may invest in listed and equity-linked notes, which is an instrument whose return is determined by the performance of a single equity security, a basket of equity securities, or an equity index, provided the underlying equities relate to companies permitted under the terms of the Fund’s investment policy.  Investments in equity-linked notes, together with convertible bonds and warrants may not exceed 15% of the net assets of the Fund.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Commodity-lined derivatives risk
•	Commodity-linked notes risk
•	Commodities regulatory and tax risk
•	Commodity risk
•	Credit risk
•	Derivatives risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward foreign currency exchange contracts risk
•	Industry concentration risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization risk
•	Natural resource related securities risk
•	Non-diversification risk
•	Precious metals related securities risk
•	Prepayment risk
•	Sector risk
•	Swaps risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Asset-based securities risk
•	Borrowing risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Depositary receipts risk
•	Emerging markets risk
•	Illiquid securities risk
•	Indexed and inverse securities risk
•	Investment in other investment companies risk
•	Investment style risk
•	Leverage risk
•	Model risk
•	Repurchase agreements, purchase and sale contracts risk
•	Restricted securities risk
•	Rule 144A securities risk
•	Small cap investing risk
•	Tax risk
•	Temporary defensive positions and large cash positions risk
•	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/BlackRock Commodity Securities Strategy Fund is BlackRock Investment Management, LLC, (“BlackRock”) located at 800 Scudders Mill Road, Plainsboro, New Jersey, 08536.

Robert Shearer, Managing Director and portfolio manager, is the lead portfolio manager for the Equity Dividend Fund and the BlackRock Natural Resources Fund.  Mr. Shearer’s service with the firm dates back to 1997, including his years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. At MLIM, he managed the Merrill Lynch World Natural Resources Portfolio. Prior to joining MLIM, Mr. Shearer was a vice president with David L. Babson & Company, Inc., at Concert Capital Management, Inc. as a Vice President and Sector Manager and at Fiduciary Trust Company International as a Vice President.  Mr. Shearer earned a BSc degree in economics at the University of Wisconsin in 1978, an MA degree in international management at Thunderbird, School of Global Management in 1982, and an MBA degree from the University of Wisconsin in 1985.

Robert Shimell, Director and investment strategist, is a member of BlackRock’s Institutional Index Equity team. Mr. Shimell’s service with the firm dates back to 2004, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, he was an investment strategist in the Institutional Index Equity team. Prior to joining BGI, he was a business analyst and project manager at Invesco UK Limited.  Mr. Shimell earned a degree, with first class honours, in construction and project management from University College London in 1999 and an MSc degree, with distinction, in international securities, investment and banking from the ICMA Business School for Financial Markets in 2004.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/BlackRock Global Allocation Fund
Class A and B

Investment Objective.  The investment objective of the JNL/BlackRock Global Allocation Fund is high total investment return.

Investment Process.  In making investment decisions, Fund management tries to identify the long term trends and changes that could benefit particular markets and/or industries relative to other markets and industries. The Sub-Adviser will consider a variety of factors when selecting the markets, such as the rate of economic growth, natural resources, capital reinvestment and the social and political environment.

In deciding between equity and debt investments, the Sub-Adviser looks at a number of factors, such as the relative opportunity for capital appreciation, capital recovery risk, dividend yields, and the level of interest rates paid on debt securities of different maturities.

In selecting real assets (like real estate or precious metals-related securities), the Sub-Adviser identifies real assets that it believes will increase in value because of economic trends and cycles or political or other events.

In selecting stocks and other securities that are convertible into stocks, the Sub-Adviser emphasizes stocks that it believes are undervalued. The Sub-Adviser places particular emphasis on companies with below average price/earnings ratios or that may pay above average dividends.

The Sub-Adviser will invest in “junk” bonds, corporate loans and distressed securities only when it believes that they will provide an attractive total return, relative to their risk, as compared to higher quality debt securities.

The Sub-Adviser will invest in distressed securities when the Sub-Adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Fund will generally achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in both equity and debt securities, money market securities and other short-term securities or instruments, of issuers located around the world. There is no limit on the percentage of assets the Fund can invest in a particular type of security.  Generally, the Fund seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Except as described below, the Fund has no geographic limits on where its investments may be located. This flexibility allows the Sub-Adviser to look for investments in markets around the world that it believes will provide the best relative asset allocation to meet the Fund’s objective. The Fund may invest in securities of any market capitalization. The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

The Fund may also invest in REITs.  REITs are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.

The Sub-Adviser uses the Fund’s investment flexibility to create a portfolio of assets that, over time, tends to be relatively balanced between equity and debt securities and that is widely diversified among many individual investments.  The Fund may invest in both developed and emerging markets.  In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund will also invest in non-U.S. currencies, however, the Fund may underweight or overweight a currency based on the Sub-Adviser’s outlook. The Fund may invest in corporate loans.

The Fund’s composite Reference Benchmark has at all times since the Fund’s formation included a 40% weighting in non-US securities. Throughout its history, the Fund has maintained a weighting in non-US securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Fund anticipates it will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Sub-Adviser, in which case the Fund would invest at least 30%) — of its total assets in securities of  (i) foreign government issuers; (ii) issuers organized or located outside the U.S.; (iii) issuers which primarily trade in a market located outside the U.S.; or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).  For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

The Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as stock, bonds or convertible bonds issued by real estate investment trusts or companies that mine precious metals.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary invests primarily in commodity-related instruments. JNAM is the manager of the Subsidiary. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund will limit its investments in the Subsidiary to 25% of its total assets.

The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM”) and has the same money managers as the Fund. The President and Chief Financial Officer of the Fund serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary portfolio pursuant to which JNAM agrees to receive no additional compensation for services to the Subsidiary. This provision of the investment advisory agreement with the Subsidiary may not be discontinued by JNAM as long as its contract with the Subsidiary is in place.

The Fund can invest in all types of equity securities, including common stock, preferred stock, warrants and stock purchase rights of companies of any market capitalization. The Sub-Adviser may seek to invest in the stock of smaller or emerging growth companies that it expects will provide a higher total return than other equity investments. Investing in smaller or emerging growth companies involves greater risk than investing in more established companies.

The Fund can invest in all types of debt securities, including U.S. and foreign government bonds, corporate bonds and convertible bonds, mortgage-and asset-backed securities, and securities issued or guaranteed by certain international organizations such as the World Bank.

The Fund may invest up to 35% of its total assets in “junk” bonds, corporate loans and distressed securities. Junk bonds are bonds that are rated below investment grade by independent rating agencies or are bonds that are not rated but which the Sub-Adviser considers to be of comparable quality. Corporate loans are direct obligations of U.S. or foreign corporations that are purchased by the Fund in the secondary market. Distressed securities are securities that are in default on payments of interest or principal at the time the Fund buys the securities or are issued by a bankrupt entity. These securities offer the possibility of relatively higher returns but are significantly riskier than higher rated debt securities.

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index such as the S&P 500 Index. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets. While these instruments involve certain risks, the Fund will not engage in certain strategies that are considered highly risky and speculative.

Other Strategies

In addition to the main strategies discussed above, the Fund may use certain other investment strategies. The Fund may also invest or engage in the following investments/strategies:

•	Borrowing — The Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions.

•
Depositary Receipts — The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Fund may invest in unsponsored Depositary Receipts.

•
Illiquid/Restricted Securities — The Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. The Subsidiary will also limit its investment in illiquid securities to 15% of its net assets. In applying the illiquid securities restriction to the Fund, the Fund’s investment in the Subsidiary is considered to be liquid. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., certain Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

•
Indexed and Inverse Securities — The Fund may invest in securities that provide a return based on fluctuations in a stock or other financial index. For example, the Fund may invest in a security that increases in value with the price of a particular securities index. In some cases, the return of the security may be inversely related to the price of the index. This means that the value of the security will rise as the price of the index falls and vice versa.  Although these types of securities can make it easier for the Fund to access certain markets or hedge risks of other assets held by the Fund, these securities are subject to the risks related to the underlying index or other assets.

•
Investment Companies — The Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

•	Non-U.S. Dollar Cash Investments — The Fund may hold non-U.S. dollar cash investments.

•
Repurchase Agreements, Purchase and Sale Contracts — The Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.

•
Securities Lending — The Fund may lend securities with a value up to 33 1⁄3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

•
Short Sales — The Fund may engage in short sales. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its total assets. The Fund may also make short sales “against the box” without being subject to this limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical securities at no additional cost.

•
Short-Term Securities or Instruments — The Fund can invest in high quality short-term U.S. dollar or non-U.S. dollar denominated fixed income securities or other instruments, such as U.S. or foreign government securities, commercial paper and money market instruments issued by U.S. or foreign commercial banks or depository institutions. The Sub-Adviser may increase the Fund’s investment in these instruments in times of market volatility or when it believes that it is prudent or timely to be invested in lower yielding but less risky securities.  Large investments in such securities or instruments may prevent the Fund from achieving its investment objective.

•
Standby Commitment Agreements — Standby commitment agreements commit the Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to the Fund at the option of the issuer.

•
Temporary Defensive Strategies — For temporary defensive purposes, the Fund may restrict the markets in which it invests and may invest without limitation in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed income securities.

•
Warrants – A warrant gives the Fund the right to buy stock.  The warrant specifies the amount of underlying stock, the purchase (or “exercise” price), and the date the warrant expires.  The Fund has no obligation to exercise the warrant and buy the stock.  A warrant has value only if the Fund is able to exercise it or sell it before it expires.

•
When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Fund’s investment adviser otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Call risk
•	Commodity-linked derivatives risk
•	Commodity-linked notes risk
•	Commodities regulatory and tax risk
•	Commodity risk
•	Convertible securities risk
•	Corporate loan risk
•	Credit risk
•	Custody risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Extension risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward foreign currency exchange contracts risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Loans risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Non-diversification risk
•	Real estate investment risk
•	Risks of investments in Russia
•	Small cap investing risk
•	Sovereign debt risk
•	Structured note risk
•	Subsidiary risk
•	Swaps risk
•	Tax risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Borrowing risk
•	Currency risk
•	Expense risk
•	Indexed and inverse securities risk
•	Investment in other investment companies risk
•	Leverage risk
•	Liquidity risk
•	Mortgage-backed and mortgage-related securities risk
•	Precious metal s related securities risk
•	Preferred stock risk
•	Repurchase agreements, purchase and sale contracts risk
•	Risk arbitrage securities and distressed companies risk
•	Short sales risk
•	Standby commitment agreements risk
•	Temporary defensive positions and large cash positions risk
•	Warrants risk
•	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/BlackRock Global Allocation Fund is BlackRock Investment Management, LLC (“BlackRock”), located at 1 University Square Drive, Princeton, New Jersey 08540-6455.

Dennis Stattman, CFA, Managing Director and senior portfolio manager, is head of BlackRock’s Global Allocation team and a member of the Leadership Committee.  Mr. Stattman’s service with the firm dates back to 1989, including his years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. His responsibilities at MLIM included managing the Global Allocation Fund. Prior to joining MLIM, he was the director of research for a leading investment management company and investment officer for the World Bank, supervising the management of US equities in the bank’s retirement plan.  Mr. Stattman earned a BA degree in commerce from the University of Virginia in 1973, and an MBA degree, with honors, from the University of Chicago in 1980.

Dan Chamby, CFA, Managing Director and associate portfolio manager, is a member of BlackRock’s Global Allocation team.  Mr. Chamby’s service with the firm dates back to 1993, including his years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. He has been with the Global Allocation Fund since joining MLIM, most recently as an associate portfolio manager. Prior to joining MLIM, he was with Fujitsu Ltd. in their Tokyo headquarters as a research analyst. He began his investment career with Mellon Bank in 1982 as an Asia/Pacific credit analyst, and later managed the International Money Market desk. Mr. Chamby speaks Japanese and French. He earned a BA degree in political science and French literature from Duquesne University in 1982, and an MBA degree from the University of Pennsylvania in 1988.

Romualdo Roldan, PhD, Managing Director and associate portfolio manager, is a member of BlackRock’s Global Allocation team.  Mr. Roldan’s service with the firm dates back to 1998, including his years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. At MLIM, he was an associate portfolio manager for various global portfolios, and was head of emerging market debt. Prior to joining MLIM in 1998, he was a senior vice president at Santander Investments, and earlier was a global economic analyst at JP Morgan Chase. Mr. Roldan began his investment career at Chase Econometrics, where he founded and managed the emerging markets research group.  Mr. Roldan earned a BA degree in economics from the University of Chile in 1973, and a PhD in economics and econometrics from the University of Pennsylvania in 1978.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Brookfield Global Infrastructure Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to seek total return through growth of capital and current income.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing primarily in securities of publicly traded infrastructure companies. Under normal market conditions, the Fund will attempt to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets in publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States.  The Fund defines an infrastructure company as any company that derives at least 50% of its revenue or profits from the ownership or operation of infrastructure assets. The Fund defines infrastructure assets as the physical structures, networks and systems of transportation, energy, water and sewage, and communication.

Infrastructure assets currently include, but are not limited to, the following:

•	Toll roads, bridges and tunnels;
•	Airports;
•	Seaports;
•	Electricity transmission and distribution lines;
•	Gathering, treating, processing, fractionation, transportation and storage of hydrocarbon products;
•	Communication towers and satellites; and
•	Railroads.

Securities in which the Fund may invest include, but are not limited to, common, convertible and preferred stock, stapled securities, income trusts, limited partnerships, and limited partnership interests in the general partners of master limited partnerships, issued by infrastructure and infrastructure-related companies.  The Fund may also hold exchange-traded funds (ETFs) and exchange-traded notes (ETNs) that invest in the infrastructure industry.  The Fund may also invest up to 25% of its net assets in energy-related companies organized as master limited partnerships (MLPs) and their affiliates.  The Fund retains the ability to invest in infrastructure-related companies of any size market capitalization.

The Fund may invest in the securities of issuers located in a number of different countries throughout the world.  Under normal market conditions, the Fund will maintain exposure to infrastructure related securities of issuers in the U.S. and in at least three countries outside the U.S.  The amount invested outside the U.S. may vary, and at any given time, the Fund may have a significant exposure to non-U.S. securities, including infrastructure related securities of issuers domiciled in emerging market countries.  The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs).  Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security.  GDRs, in bearer form, are designated for use outside the United States.  EDRs, in bearer form, are designed for use in the European securities markets.

Certain instruments in which the Fund invests may be illiquid or thinly-traded securities.

The Sub-Adviser draws upon the expertise and knowledge within its investment team and its parent, Brookfield Asset Management Inc. and its affiliates. Brookfield Asset Management Inc. provide s extensive owner/operator insights into industry drivers and trends.  The Sub-Adviser autilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows.  The Sub-Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends.  The Sub-Adviser uses proprietary research to select individual securities that they believe can add value from income and/or the potential for capital appreciation.  The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors.  The Sub-Adviser may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile.  A security may also be sold due to changes in portfolio strategy or cash flow needs.

From time to time, the Fund may invest in stapled securities to gain exposure to many infrastructure companies in Australia.  A stapled security, which is widely used in Australia, is a security that is comprised of two parts that cannot be separated from one another.  The two parts of a stapled security are a unit of a trust and a share of a company.  The resulting security is influenced by both parts, and must be treated as one unit at all times, such as when buying or selling a security. The value of stapled securities and the income they derive from them may fall as well as rise.  Stapled securities are not obligations of, deposits in, or guaranteed by, the Fund.  The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

The Fund may invest up to 25% of its net assets in energy-related companies organized as master limited partnerships (MLPs) and their affiliates.  An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for Federal income tax purposes.  MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.  MLPs generally have two classes of owners, the general partner and limited partners.  The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP.  The general partner may be structured as a private or publicly traded corporation or other entity.  The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.  Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

The Fund may invest in ETFs.  An ETF is an investment company that is similar to an index fund in that it seeks to achieve the same return as a particular market index and will primarily invest in the securities of companies that are included in that index.  Unlike index funds, however, ETFs are traded on stock exchanges.  ETFs are a convenient way to invest in both broad market indexes and market sector indexes, particularly since ETFs can be bought and sold at any time during the day, like stocks.  ETFs, like mutual funds, charge asset-based fees.  When the Fund invests in ETFs, the Fund will pay a proportionate share of the management fee and the operating expenses of the ETF.  The Fund will not invest in actively managed or leveraged ETFs.  Unlike index funds, the associated expenses of ETNs are not reflected in the fee table.

Generally, investments in ETFs are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (“1940 Act”).  These limitations include a prohibition on a fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a fund’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities.  Many ETFs, however, have obtained exemptive relief from the U.S. Securities and Exchange Commission (“SEC”) to permit unaffiliated funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds.  The Fund intends to rely on these exemptive orders in order to invest in unaffiliated ETFs beyond the foregoing statutory limitations.

The Fund may invest in ETNs.  ETNs are designed to provide investors with a way to access the returns of market benchmarks or strategies.  ETNs are not equities or index funds, but they do share several characteristics.  For example, like equities, they trade on an exchange and can be shorted.  Like an index fund, they are linked to the return of a benchmark index.  Unlike index funds, the associated expenses of exchange-traded notes are not reflected in the fee table.

The Fund may, but is not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives.  A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.  The Fund may use derivatives for a variety of purposes, including:

-	As a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates;
-	As a substitute for purchasing or selling securities;
-	To increase the Fund’s return as a non-hedging strategy that may be considered speculative; and
-	To manage the Fund’s portfolio characteristics.

The Fund also may enter into credit default swaps, which can be used to acquire or to transfer the credit risk of a security without buying or selling the security.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Fund’s investment adviser otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Depository receipts risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Exchange traded funds investing risk
•	Exchange-traded note risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Infrastructure companies investment risk
•	Investment strategy risk
•	Issuer risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Master limited partnership risk
•	Mid-capitalization investing risk
•	Non-diversification risk
•	Preferred stock risk
•	Sector risk
•	Small cap investing risk
•	Stapled securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Distressed debt risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Brookfield Global Infrastructure Fund is Brookfield Investment Management Inc. Brookfield Place, 250 Vesey Street, 15 th Floor, New York, New York 10281-1023

Brookfield is a global alternative asset manager with approximately $181 billion in assets under management as of December 31, 2012. Brookfield has over a 100-year history of owning and operating assets with a focus on property, renewable power, infrastructure and private equity. Brookfield offers a range of public and private investment products and services, which leverage their expertise and experience and provide Brookfield with a distinct competitive advantage in the markets where Brookfield operates. On behalf of Brookfield clients, Brookfield is also an active investor in the public securities markets, where their experience extends more than 30 years. Over this time, Brookfield has successfully developed several investment operations and built expertise in the management of institutional portfolios, retail mutual funds, and structured product investments. Through their SEC-registered investment adviser, Brookfield Investment Management , Brookfield’s public market activities complement their core competencies as a direct investor. These activities encompass global listed real estate and infrastructure equities, corporate high yield investments, opportunistic credit strategies and a dedicated insurance asset management division. Headquartered in New York, NY, Brookfield Investment Management maintains offices and investment teams in Toronto, Chicago, Boston and London.

Craig Noble, CFA (Co-Chief Investment Officer and Portfolio Manager) – Mr. Noble is Managing Director and Co-Chief Investment Officer of Brookfield Investment Management as well as Portfolio Manager for Brookfield’s global infrastructure securities business.  Based in Chicago, Mr. Noble oversees all aspects of portfolio management and business development related to the firm’s public equity and credit securities investment strategies.  Additionally, Mr. Noble maintains responsibility for performance and growth of the firm’s global infrastructure securities business, which he has led since its inception in 2008.  Mr. Noble joined Brookfield in 2004 and has more than 15 years of investment experience, including several years with Brookfield’s long-short credit opportunity fund as well as several years of direct infrastructure investment activity with Brookfield’s private equity infrastructure business.  Prior to this, Mr. Noble spent five years with the Bank of Montreal, focused on credit analysis, corporate lending and corporate finance.  Mr. Noble holds the Chartered Financial Analyst designation and has a Masters degree from York University’s Schulich School of Business and a Commerce degree from Mount Allison University.

Samuel Arnold, CFA (Director and Portfolio Manager) – Mr. Arnold is a Portfolio Manager for Brookfield’s global infrastructure securities business. Mr. Arnold is responsible for coverage of the North American infrastructure market as well as the development and growth of Brookfield’s listed infrastructure strategies. Mr. Arnold has 15 years of infrastructure investment experience, including sell-side research and analysis in the U.S. pipeline sector at Credit Suisse.  Additionally, Mr. Arnold was previously an analyst for a long/short energy infrastructure fund at a Chicago-based multi-strategy hedge fund.  Trained as an engineer, Mr. Arnold began his career with Exxon USA, where he spent six years focusing on the design, construction, and operation of energy infrastructure assets. Mr. Arnold holds the Chartered Financial Analyst designation and has an MBA from Tulane University and a BS with honors in Civil Engineering from the University of Illinois.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report dated December 31, 2011.

JNL/Capital Guardian Global Balanced Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Principal Investment Strategies.  The Fund’s investment objective is to seek the balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed income , but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed income securities.

Equity portion of the Fund
The investment objective of the equity portion of the Fund is to seek long-term growth of capital and income by investing in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $750 million at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Fixed income portion of the Fund
The investment objective of the fixed income portion of the Fund is to seek as high a total return, measured in U.S. dollars, as is consistent with conservation of capital, by investing principally in marketable fixed income securities, denominated in currencies from around the world, as follows:

The bond portion of the Fund will be invested in one or a combination of the following:

(a)
Securities rated Baa3 or better by Moody’s Investors Service, Inc. or Fitch, or BBB or better by Standard & Poor’s Ratings Services , or securities unrated by any of the foregoing entities that are deemed by the Sub-Adviser to be of equivalent investment quality;

(b)	Securities issued or guaranteed by a national government, its agencies and instrumentalities (excluding developing countries) or a supranational organization,
(c)	Cash equivalents and cash; and/or
(d)	Currency options or forward currency contracts.

The Fund may also invest in debt securities of developing country (emerging market) issuers.  Up to 20% of the fixed income portion of the Fund will be invested in securities rated lower than those in (a) above, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Derivatives risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Investments in IPOs securities risk
•	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Portfolio turnover risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Balanced Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Mark A. Brett is senior vice president of Capital International Limited and a vice president of Capital International Research, Inc., both affiliates of Capital Guardian. His responsibilities include global fixed income portfolio management and currency research. Prior to joining the Capital in 1993, Mr. Brett spent 14 years as an economist/strategist with Barclays de Zoete Wedd (formerly De Zoete and Bevan) in London. In addition, he was a director of BZW Capital Markets Ltd. and a member of the London Stock Exchange. He is a member of the CFA Institute UK and a fellow of the Chartered Institute for Securities and Investment. He is based in London.

Michael Cohen is a director of Capital Guardian and vice chairman and senior vice president of Capital International Limited, an affiliate of Capital Guardian, and has equity portfolio management responsibilities for Capital Guardian.  Michael joined the Capital organization in 2000 as an investment analyst and later became a portfolio counselor for Capital Research and Management Company, an affiliate of Capita Guardian, until the fall of 2009.  Prior to this, he was a research analyst with both Schroders and Salomon Brothers in London.  He received his MBA from the London Business School and his BA in accounting and economics from Tel Aviv University. He is based in London.

Mark H. Dalzell is a senior vice president of Capital Research and Management Company, Fixed Income Investors Division, an affiliate of Capital Guardian . He joined the organization’s fixed income area as a global bond specialist in 1988 and is involved with Capital International and Capital Guardian’s global and non-U.S. portfolios. Prior to joining the organization, he was a vice president and senior portfolio manager in the International Fixed income department at Citibank Investment Management, London for three years, spent two years in institutional sales at Bear, Stearns & Co., two years in the Foreign Exchange Consultancy group of Chase Manhattan Bank, and three years in the International Research department of the Federal Reserve Bank of New York. He received a Master’s degree in public policy from the Kennedy School at Harvard University and a BA in international affairs from the Woodrow Wilson School, Princeton University (magna cum laude). Mr. Dalzell is based in Los Angeles.

David I. Fisher is chairman emeritus of Capital Group International, Inc. and Capital Guardian. He is a portfolio manager for U.S., non-U.S., global, and emerging market assets and has been responsible for our organization’s international investing activities since 1982. He joined the organization in 1969 as a financial analyst and was director of research for ten years. Previously, he was an officer of Smith Barney & Co. and a marketing executive with General Electric Company. A graduate of the University of California at Berkeley, he holds an MBA from the University of Missouri Graduate School of Business Administration. Mr. Fisher is a member of the Los Angeles Society of Financial Analysts, as well as the International Society of Security Analysts. He is based in Los Angeles.

Nancy J. Kyle is vice chair of the Board and director of Capital Guardian.  Ms. Kyle is a portfolio manager in non-U.S. and All Country World Equity mandates. Prior to joining Capital in 1991, she was a managing director at JPMorgan Investment Management in New York. Ms. Kyle earned a BA from Connecticut College and did graduate work at the London School of Economics. She is a member of the MSCI Barra Editorial Advisory Board.

Robert H. Neithart is senior vice president of Capital International Research, Inc., a senior vice president of Capital Guardian Trust Company and chairman and executive vice president of Capital Strategy Research.  He is a member of the CG Fixed Income Management Committee with investment responsibilities focusing on emerging market debt, global fixed income and macroeconomics.  Mr. Neithart joined the organization in 1987 as a participant in “The Associates Program.” He earned an AB degree (cum laude) in economics from Occidental College. He is a member of the National Association of Business Economists (NABE), is active in the Los Angeles chapter of NABE and holds the Chartered Financial Analyst® designation. He is based in Los Angeles.

Lionel M. Sauvage is a senior vice president of Capital Guardian as well as a senior vice president of Capital International, Inc., with portfolio management responsibilities for both Capital Guardian and Capital International, Inc. He is also chairman and senior vice president of Capital International Limited. He joined the organization in 1987 as an investment analyst and has covered European food, beverage, and airline industries, as well as U.S. aerospace companies. Mr. Sauvage earned his MBA from INSEAD in Fontainebleau, France and his electronic engineering degree from ENSEM in Nancy, France. Prior to attending business school, he was a project manager at Sogelerg Engineering in France for five years. He is based in London.

Wesley K.-S. Phoa is a senior vice president of Capital International Research, Inc.  He manages U.S. fixed income portfolios, and is also an investment analyst covering U.S. government bonds, as well as having responsibilities for fixed income quantitative research. Prior to joining Capital in 1999, he was with Capital Management Sciences in Los Angeles for three years, where he served as vice president and later as director of research. Before that he spent three years with Deutsche Bank in Australia as a quantitative analyst and three years as a mathematics lecturer and research fellow. Dr. Phoa received a PhD in pure mathematics from Trinity College at the University of Cambridge. He also holds a BSc (Honors) from the Australian National University and is based in Los Angeles.

Lisa B.Thompson is a senior vice president of and an emerging markets equity portfolio manager for Capital Guardian Trust Company. Prior to joining Capital Group in 1994, she was a securities analyst in the investment research department of Goldman, Sachs & Co. in New York. Ms. Thompson received a BA degree in mathematics from the University of Pennsylvania and holds the Chartered Financial Analyst ® designation. She is based in New York.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Capital Guardian Global Diversified Research Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Principal Investment Strategies. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Market risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Diversified Research Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071.  Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Patricio Ciarfaglia serves as the research portfolio coordinator for the Fund since November 2012.

Patricio Ciarfaglia is a Vice President, Research Portfolio Coordinator and investment analyst for Capital International Research, Inc. with international and Europe equity responsibilities.  Mr. Ciarfaglia joined Capital International in 2008 from Harvard Business School. During his summer, he was a research analyst for Brandes Investment Partners. Before business school, Mr. Ciarfaglia worked for Merrill Lynch's Private Wealth department for six years, the last two of which he worked as a senior private wealth associate.  Mr. Ciarfaglia earned a bachelor's (with honors) in accounting from the Universidad Catolica Argentina and holds the Chartered Financial Analyst® designation. He is based in London.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/DFA U.S. Core Equity Fund
Class A and B

Investment Objective.  The investment objective of the JNL/DFA U.S. Core Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of U.S. companies.  The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies as defined below will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe .   The Sub-Adviser generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Sub-Adviser. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.  Additionally, the range by which the Fund’s percentage allocation to all securities as compared to the U.S. Universe may be modified after considering other factors the Sub-Adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management, and expected profitability.  In assessing expected profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets .

In constructing the portfolio, the Sub-Adviser identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  It then places priority on efficiently managing portfolio turnover and keeping trading costs low.  The Sub-Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Fund purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe.  The Fund’s increased exposure to small and value companies may be achieved by decreasing the allocation of the Fund’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies.  An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization.  An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

The Fund may also use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds and ETFs may involve a duplication of certain fees and expenses.  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Exchange traded funds investing risk
•	Investment in other investment companies risk
•	Leverage risk
•	Regulation of derivatives risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/DFA U.S. Core Equity Fund is Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746.  The Sub-Adviser has been engaged in the business of providing investment management services since May 1981.  DFA is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.  As of December 31, 2012, assets under management for the Sub-Adviser and its affiliated advisors totaled approximately $262 billion.

The Sub-Adviser uses a team approach in managing investment portfolios.  The investment team includes the Investment Committee of the Sub-Adviser, portfolio managers and trading personnel.  In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee.  The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios managed by the Sub-Adviser based on the parameters established by the Investment Committee.  The following individuals coordinate the efforts of all other portfolio managers and trading personnel with respect to the day-to-day management of the Fund.

Joseph H. Chi is Co-Head of Portfolio Management, a Senior Portfolio Manager and Vice President of the Sub-Adviser and chairman of the Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined the Sub-Adviser as a Portfolio Manager in 2005, has been co-head of the Sub-Adviser's portfolio management group since 2012, and has been responsible for the Fund since April 2012.

Jed S. Fogdall is Co-Head of Portfolio Management, a Senior Portfolio Manager and Vice President of the Sub-Adviser and a member of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Sub-Adviser as a Portfolio Manager in 2004, has been co-head of the Sub-Adviser's portfolio management group since 2012, and has been responsible for the Fund since April 2012.

Henry F. Gray is Head of Global Equity Trading and a Vice President of the Sub-Adviser and a member of the Investment Committee. Mr. Gray received his MBA from the University of Chicago in 1995 and his AB from Princeton University in 1989. Mr. Gray joined the Sub-Adviser in 1995, was a Portfolio Manager from 1995 to 2005, and has been Head of Global Equity Trading since 2006 and responsible for the Fund since April 2012.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report dated December 31, 2011.

JNL/Eagle SmallCap Equity Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of the companies represented by the Russell 2000® Index (“Index”).  As of December 31, 2012, the market capitalization of the Index ranged from $87 million to $4.66 billion.  The Sub-Adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value.  The Sub-Adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs risk
•	Liquidity risk
•	Managed portfolio risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Growth investing risk
•	Market risk
•	Temporary defensive positions and large cash positions risk

Other investments. The Fund may also invest in American Depositary Receipts of foreign issuers, U.S. government securities, repurchase agreements and other short-term money market instruments which may diminish returns.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Eagle SmallCap Equity Fund is Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716.  Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, a Senior Vice President, Managing Director and Portfolio Manager of Eagle, and Eric Mintz, CFA, an Assistant Portfolio Manager of Eagle, are responsible for the day-to-day management of the Fund.  Mr. Boksen joined Eagle in April 1995 as a Senior Vice President and has portfolio management responsibilities for its small cap equity accounts. He was appointed a Managing Director in June 1999.  Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department.  While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee.  Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund.  As portfolio manager, Mr. Boksen dedicates the majority of his time to investment research and portfolio management and acts as a generalist, covering a variety of different issues.  The research analysts and portfolio manager are responsible for performing in-depth fundamental research for the portfolio.  Mr. Boksen relies upon a team of research analysts for in-depth company information.  The research analysts are specialists, assigned to specific industries.  Team members meet on a daily basis to discuss investment candidates, as well as securities in the portfolio.  Mr. Boksen retains final authority for all buy-and-sell decisions.

Mr. Mintz has been Portfolio Co-Manager since 2011, Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Mintz joined Eagle in 2005 as a Senior Research Analyst and brings 12 years of investment experience as an analyst and research associate. Mr. Mintz assists Mr. Boksen in the responsibilities of managing the Fund. Mr. Mintz does not have individual discretion over the assets of the Fund. Previously, Mr. Mintz served as Vice President of equity research for the Oakmont Corporation from 1999 to 2005.He holds a B.A. in economics from Washington and Lee University and earned his M.B.A. from the University of Southern California.  Mr. Mintz received his Chartered Financial Analyst designation in 2000.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Eastspring Investments Asia ex-Japan Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Eastspring Investments Asia ex-Japan Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer’s most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region. The Asia ex-Japan region includes, but is not limited to, the following countries: Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People’s Republic of China; India; Pakistan and Vietnam.  The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Asia ex-Japan concentration risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Cyclical opportunities risk
•	Investments in IPOs risk
•	Investment style risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser for the JNL/Eastspring Investments Asia ex-Japan Fund is Eastspring Investments (Singapore) Limited  (formerly known as Prudential Asset Management (Singapore) Limited), located at 10 Marina Boulevard, #32-01 Marina Bay Financial Centre Tower 2, Singapore 018983.   Eastspring Investments (Singapore) Limited is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc (the “Group”), a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Kannan Venkataramani is an Investment Director at Eastspring Investments (Singapore) Limited and manages a wide range of regional products for retail and institutional clients.  Kannan joined Eastspring Investments (Singapore) Limited in February 2007.  Kannan joined the Hong Kong affiliate of Eastspring Investments (Singapore) Limited in 2002, where he covered India, Indonesia, the Philippines and Taiwan and also managed several country-focused and regional portfolios.  Prior to joining the Hong Kong affiliate of Eastspring Investments (Singapore) Limited, Kannan was a Portfolio Manager at the Group’s asset management joint venture in India, focusing on the Indian equities market.  Kannan has over 16 years of investment experience.  Kannan has a MBA (post graduate Diploma in Management) from the Indian Institute of Management, Ahmedabad, India and a degree in Electronic and Communication Engineering from Anna University India.  He is also a Chartered Financial Analyst (CFA) Charterholder.  Kannan has been the portfolio manager since the Fund’s inception.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Trust’s Semi-Annual Report for the fiscal year ended June 30, 2012.

JNL/Eastspring Investments China-India Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Eastspring Investments China-India Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.  In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	China and India country specific risks
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign regulatory risk
•	Foreign securities risk
·	Forward and futures contract risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Cyclical opportunities risk
•	Emerging markets risk
•	Investments in IPOs risk
•	Investment style risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser for the JNL/Eastspring Investments China-India Fund is Eastspring Investments (Singapore) Limited (formerly known as Prudential Asset Management (Singapore) Limited), located at 10 Marina Boulevard, #32-01 Marina Bay Financial Centre Tower 2, Singapore.   Eastspring Investments (Singapore) Limited is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Krishna Kumar is a Portfolio Manager and Investment Director with Eastspring Investments (Singapore) Limited.  Mr. Kumar joined Eastspring Investments (Singapore) Limited in 2009 and has over 16 years of investment experience.  Mr. Kumar was previously at Birla Sun Life AMC and prior to that in a Eastspring Investments (Singapore) Limited’s joint venture affiliate in India.  He has also spent time in equity research and sales.  Mr. Kumar holds a Bachelor of Commerce degree and is a qualified Chartered Accountant and Cost Accountant from India.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Trust's Semi-Annual Report for the fiscal year ended June 30, 2012.

JNL/Franklin Templeton Founding Strategy Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Founding Strategy Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The investment results of the Underlying Funds will vary.  As a result, the pre-determined percentage allocations to the Underlying Funds will be monitored daily by the Fund’s Adviser.

The Fund seeks to achieve its objective by making allocations (approximately 33 1/3%) of its assets and cash flows among the following three Underlying Funds:

•	JNL/Franklin Templeton Income Fund;
•	JNL/Franklin Templeton Global Growth Fund; and
•	JNL/Franklin Templeton Mutual Shares Fund.

The Fund’s allocations to the Underlying Funds may be rebalanced when the actual allocations to the Underlying Funds approaches plus or minus 3% of the predetermined allocation percentages.  The Fund seeks to maintain the pre-determined allocation percentages among the Underlying Funds and may invest new cash flows to, or process redemptions from, one or more of the Underlying Funds at the discretion of the Adviser.  Further, the performance and income distributions of the Fund may differ from the performance and income distributions of the Underlying Funds, as a result of the variations in the Fund’s allocations.  Please see the disclosure for the Underlying Funds for their respective principal investment strategies and risks.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Investment style risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Growth investing risk
•	Interest rate risk
•	Leverage risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Risk arbitrage securities and distressed companies risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the JNL/Franklin Templeton Founding Strategy Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $106.7 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed by William Harding, who is responsible for setting the allocations made to the Fund and the application of the Fund’s strategy.

Mr. Harding is Vice President, Head of Investment Management for JNAM since October 2012.  Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research.  Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 13 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation.  Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business.  He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

JNL/Franklin Templeton Global Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

Principal Investment Strategies.  Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

An equity security or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company’s business, any income paid to shareholders, the value of its assets, and general market conditions.  Common stocks, preferred stocks and convertible securities are examples of equity securities.  Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).  The Fund also invests in depositary receipts.  These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

In addition to the Fund’s main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.  Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally to pay interest to the holder.  Bonds, notes and debentures are examples of debt securities.  In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.  Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy to enhance its returns.  No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment).  With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time.  The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for this Fund, the Sub-Adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential.  The Sub-Adviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Depositary receipts risk
•	Focus risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus.  These certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.  These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Interest rate risk
•	Leverage risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Franklin Templeton Global Growth Fund is Templeton Global Advisors Limited (“Global Advisors”), Lyford Cay, Nassau, Bahamas.  Together, Global Advisors and its affiliates manage over $781.8 billion in assets as of December 31, 2012.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Norm Boersma, CFA (President and Director of Global Advisors) has been a manager of the Fund since March 2011.  Mr. Boersma is the chief investment officer of Templeton Global Equity Group (TGEG) and president of Templeton Global Advisors Limited. He is also lead portfolio manager for Templeton Growth Fund and Templeton Growth (Euro) Fund and related strategies, as well as co-portfolio manager for Templeton World Fund and associated funds.  Mr. Boersma has over 26 years of experience in the investment industry. He joined the Templeton organization in 1991, and previously served as TGEG's director of research from 2000 to mid-2003, director of portfolio management from 2003 through 2007, and again as director of research from December 2007 to December 2010. After working in the Toronto office for much of his career, Mr. Boersma transitioned to Nassau, Bahamas, in 2011 to take on the role of lead portfolio manager on the group's flagship fund, Templeton Growth Fund. In 2012, he was named CIO of TGEG.  Mr. Boersma holds a B.A. in economics and political science from York University and an M.B.A. from the University of Toronto. He is a Chartered Financial Analyst (CFA) Charterholder and past treasurer and director of the Toronto Society of Financial Analysts.

•
Tucker Scott, CFA (Executive Vice President) has been a manager of the Fund since October 2007.  Mr. Scott is an executive vice president, joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts. Mr. Scott is the lead portfolio manager of Templeton Foreign Fund and a co-manager of Templeton World Fund. He has global research responsibility for the diversified financials and capital markets industries.  Mr. Scott holds a B.A. in history from the University of Virginia and an M.B.A. from the Amos Tuck School of Business at Dartmouth College. Mr. Scott is a Chartered Financial Analyst (CFA) Charterholder and member of the CFA Institute.

•
Lisa F. Myers, CFA (Executive Vice President of Global Advisors) has been a manager of the Fund since its inception and joined the Templeton organization in 1996. Ms. Myers is the lead equity portfolio manager of Templeton Growth Fund and Templeton Global Income Fund in Canada. She is also the lead portfolio manager of Templeton Global Balanced Fund and the Templeton Global Income Fund, and is a co-portfolio manager of Templeton World Fund. Ms. Myers also manages institutional separate accounts with global mandates. She is the coordinator of the global consumer team and has direct research responsibility for the global retail, textile and apparel industries.  Ms. Myers earned her B.A. from the University of Pennsylvania, where she is currently on the Executive Board of The Penn Fund, and is the chairperson of Penn's Secondary School Committee for The Bahamas. She was awarded her J.D. from Georgetown University, where she also taught legal research and writing. Ms. Myers is a Chartered Financial Analyst (CFA) Charterholder and is a member of the CFA Institute.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Franklin Templeton Global Multisector Bond Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to seek total investment return consisting of a combination of interest income, capital appreciation, and currency gains.

Principal Investment Strategies.   Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related or corporate issuers worldwide (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities. In addition, the Fund’s assets will be invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

The Fund may invest in debt securities of any maturity and does not attempt to maintain any pre-set average portfolio maturity or duration. The average maturity or duration of debt securities in the Fund’s portfolio will fluctuate depending on the Sub-Adviser’s outlook on changing market, economic, and political conditions.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

Bonds represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. The Fund may buy bonds rated in any category, including securities in default. Bonds rated in the top four rating categories by at least one independent rating agency, such as Standard & Poor’s Ratings Services (S&P ® )or Moody's Investors Service (Moody's), are considered to be “investment grade.” However, ratings by the independent rating agencies are relative and subjective, are not absolute standards of quality, and do not evaluate the market risk of securities. Securities rated BB or lower by S&P ® Ratings Services or Ba or lower by Moody’s or are unrated but determined to be of comparable quality are considered to be below investment grade. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the greater risk of default or of price fluctuations due to changes in the issuer’s creditworthiness. Such lower rated but higher yielding securities are sometimes referred to as “junk bonds.” If, subsequent to its purchase a security is downgraded in rating or goes into default, the Fund will consider such events in its evaluation of the overall investment merits of that security but will not necessarily dispose of the security immediately.

Many debt securities of non-U.S. issuers, and especially developing market issuers, are rated below investment grade or are unrated so that their selection depends on the Sub-Adviser’s internal analysis.

The Fund may invest in asset-backed securities, mortgage-backed securities and mortgage dollar rolls. An asset-backed security is a security backed by loans, leases, and other receivables. A mortgage-backed security is an interest in a pool of mortgage loans made by and packaged or “pooled” together by banks, mortgage lenders, various governmental agencies and other financial institutions for sale to investors to finance purchases of homes, commercial buildings and other real estate.

For purposes of pursuing its investment goal, the Fund regularly enters into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, and currency and currency index futures contracts. The use of derivative currency transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may also represent, from time to time, a significant component of the Fund’s investment returns. The Fund may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures); swap agreements (which may include interest rate and credit default swaps); and options on interest rate or bond futures; and options on interest rate swaps. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

The Fund may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, interest rates and other market factors. By way of example, when the Sub-Adviser believes that the value of a particular foreign currency is expected to increase compared to the U.S. dollar, the Fund could enter into a forward contract to purchase that foreign currency at a future date. If at such future date the value of the foreign currency exceeds the then current amount of U.S. dollars to be paid by the Fund under the contract, the Fund will recognize a gain. When used for hedging purposes, a forward contract or other derivative instrument could be used to protect against possible declines in a currency’s value where a security held or to be purchased by the Fund is denominated in that currency, or it may be used to hedge the Fund’s position by entering into a transaction on another currency expected to perform similarly to the currency of the security held or to be purchased (a “proxy hedge”).

A currency forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A cross currency forward is a forward contract to sell a specific foreign currency in exchange for another foreign currency and may be used when the Fund believes that the price of one of those foreign currencies will experience a substantial movement against the other foreign currency. A cross currency forward will tend to reduce or eliminate exposure to the currency that is sold, and add or increase exposure to the currency that is purchased, similar to when the Fund sells a security denominated in one currency and purchases a security denominated in another currency. When used for hedging purposes, a cross currency forward will protect the Fund against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date that trade on an exchange. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument or asset. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap agreements, such as interest rate and credit default swaps, are contracts between the Fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.   For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “buyer” of the credit default swap, the Fund is purchasing the obligation of its counterparty to offset losses the Fund could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. The Fund may be a buyer of credit default swaps. An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks).

The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular derivative instrument or strategy. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in any derivative transactions.

The Fund also may invest a portion of its assets in corporate loans made to, or issued by, borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers and that typically have floating interest rates. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as LIBOR or the Prime Rate.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Fund’s investment adviser otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency management strategies risk
•	Debt securities ratings risk
•	Derivatives risk
•	Emerging markets risk
•	Floating rate corporate loans risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Income risk
•	Inflation-indexed securities risk
•	Interest rate risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Franklin Templeton Global Multisector Bond Fund is Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, California 94403-1906.  Together, Franklin Advisers and its affiliates manage over $781.8 billion in assets as of December 31, 2012.

The Fund is managed by the Sub-Adviser’s professional investment team focused on investments in government and sovereign debt. The portfolio managers of the Fund’s portfolio are:

•
Michael Hasenstab Ph.D. (Senior Vice President of Franklin Advisers) has been a lead portfolio manager of the Fund since its inception in 2011. Dr. Hasenstab is a senior vice president of Franklin Advisers, Inc. and co-director of the international bond department, overseeing the global fixed income portfolio management team. The group offers a variety of investment vehicles ranging from retail mutual funds to unregistered, privately offered hedge funds. In addition, he is a member of the group's Fixed Income Policy Committee and is a portfolio manager for a number of Franklin Templeton funds, including Templeton Global Bond Fund and Templeton Global Total Return Fund.  Dr. Hasenstab initially joined Franklin Templeton Investments in July 1995. After a leave of absence to obtain his doctor of philosophy (Ph.D.) degree, he rejoined the company in April 2001. He specializes in global macroeconomic analysis with a focus on currency, interest rate and sovereign credit analysis of developed and emerging market countries. Dr. Hasenstab has worked and traveled extensively abroad, with a special focus on Asia.  Dr. Hasenstab holds a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master's degree in economics of development from the Australian National University and a B.A. in international relations/political economy from Carleton College in the United States.

•
Canyon Chan, CFA (Senior Vice President and Portfolio Manager of Franklin Advisers, Inc.)  Mr. Chan has been portfolio manager of the Fund since its inception in 2011.  He is a senior vice president and portfolio manager in the Franklin Templeton Fixed Income Group’s international bond department.  He focuses on portfolio construction and implementation, derivatives, quantitative strategies and analytics, and risk management.  Additionally, he performs generalist research across global asset classes.  Mr. Chan was a director in Franklin Templeton’s alternative investment strategies group from 2003 to 2007.  He managed Franklin Templeton’s fund of hedge funds portfolios and the style allocation for the Franklin Templeton Global Growth and Value Fund.  In addition, he researched and developed new hedge fund, currency and commodity investment strategies.  Mr. Chan joined Franklin Templeton in 1991 after earning his B.A. in quantitative economics from Stanford University.  He is a Chartered Financial Analyst (CFA) Charterholder, a member of the Security Analysts of San Francisco (SASF) and the CFA Institute.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report dated December 31, 2011.

JNL/Franklin Templeton Income Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

Principal Investment Strategies.   Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund may shift its investments from one asset class to another based on the Sub-Adviser's analysis of the best opportunities for the Fund’s portfolio in a given market. The equity securities in which the Fund invests consist primarily of common stock.

Debt securities obligate the issuer to repay a loan of money at a future date and generally provides for the payment of interest on the amount borrowed to the bond or note holders. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage-backed securities and other asset-backed securities, debentures, zero coupon bonds, notes, and short-term debt instruments. Debt securities tend to increase in value when interest rates decline and decrease in value when interest rates rise. Lower-rated debt securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks, and securities convertible into common stock, are examples of equity securities. The Fund may invest in convertible securities without regard to the ratings assigned by the rating services.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the Sub-Adviser believes are attractive. In its search for growth opportunities, the Fund maintains the flexibility, based on economic conditions, to invest in common stocks of companies from a variety of industries such as utilities, financials, energy and healthcare but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes called “junk bonds”), including a portion in defaulted securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Services (S&P ® ) and Moody's Investors Service (Moody’s) are considered investment grade. Securities rated Ba or lower by Moody's or BB or lower by S&P Rating Services are considered to be below investment grade. If, subsequent to its purchase a security is downgraded in rating or goes into default, the Fund will consider such events in its evaluation of the overall investment merits of that security but will not necessarily dispose of the security immediately.

The Fund may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, the Sub-Adviser considers a variety of factors, including:

•	a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;
•	the experience and strength of the company's management;
•	the company's changing financial condition and market recognition of the change;
•	the company's sensitivity to changes in interest rates and business conditions; and
•	the company's debt maturity schedules and borrowing requirements.

With respect to debt and equity securities in the utilities industry, the Sub-Adviser considers the effects of the regulatory environment on utilities companies.

The Fund may invest up to 10% of its net assets in equity-linked notes (ELNs), which are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form. The Fund may engage in all types of ELNs, including those that: (1) provide for protection of the Fund’s principal in exchange for limited participation in the appreciation of the underlying securities, and (2) do not provide for such protection and subject the Fund to the risk of loss of the Fund’s principal investment. ELNs can provide the Fund with an efficient investment tool that may be less expensive than investing directly in the underlying securities and the related equity derivative.

The Fund may, from time to time, seek to hedge (protect) against currency risks, using principally forward foreign currency exchange contracts and currency futures contracts when, in the Sub-Adviser’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, seek to hedge against market risk, using a variety of derivative instruments, which may include purchasing or selling call and put options. A currency forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific currency, at a specified price at a specified later date that trade on an exchange. A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price. For example, when the Subadvisor expects the price of a stock held by the Fund to decline in value, the Fund may also purchase put options that are expected to increase in value as the market price of the stock declines to hedge against such anticipated decline in value. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

·	Convertible securities risk
•	Credit risk
•	Derivatives risk
·	Floating rate corporate loans risk
•	Focus risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Income risk
•	Interest rate risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk
•	Prepayment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Credit risk
•	Currency risk
•	Leverage risk
•	Loans risk
•	Mortgage-realted and other asset-backed risk
•	Prepayment risk
•	Sector risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Income Fund is Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, California 94403-1906.  Together, Franklin Advisers and its affiliates manage over $781.8 billion in assets as of December 31, 2012.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Edward D. Perks, CFA (Senior Vice President of Advisers) has been a manager of the Fund since its inception.  Mr. Perks is a senior vice president and director of Portfolio Management. He is lead portfolio manager for Franklin Income Fund and related portfolios. He is also lead portfolio manager for Franklin Balanced Fund, and co-lead portfolio manager for Franklin Equity Income Fund. As director of Portfolio Management, Mr. Perks oversees investment strategies including US Core, Hybrid, Sector, and US Growth.  Mr. Perks joined Franklin Templeton Investments in 1992. His prior responsibilities have included equity research across a wide range of industries and lead portfolio manager of convertible securities. He became portfolio manager of Franklin Income Fund in 2002.  Mr. Perks holds a B.A. in economics and political science from Yale University. He is a Chartered Financial Analyst (CFA) Charterholder, a member of the CFA Institute, and the Security Analysts of San Francisco (SASF).

•
Alex W. Peters (Vice President of Advisers) has been a manager of the Fund since 2009.  Mr. Peters is a vice president, research analyst and portfolio manager with Franklin Equity Group. Mr. Peters specializes in research analysis of the commercial real estate industry and analyzes debt and equity investments for the Core/Hybrid team in San Mateo, California. He is also the co-manager of the FTVIP Large Cap Growth Fund and various institutional large cap separate accounts.  Mr. Peters previously managed the Franklin Real Estate Securities Fund and the Franklin Global Communications Fund. His previous research coverage includes the global communication and technology industries, the global utility sector, and the asset management industry.  Mr. Peters earned his B.A. from University of Washington and an M.B.A. from the University of San Francisco. He is a Chartered Financial Analyst (CFA) Charterholder and a member of the CFA Institute. He is also member of the Security Analysts of San Francisco (SASF) and the National Association of Securities Dealers (NASD).

•
Matt Quinlan (Vice President of Advisers) has been a manager of the Fund since 2009. Mr. Quinlan is a vice president, research analyst and portfolio manager for Franklin Equity Group. He is a co-manager of the Franklin Convertible Securities Fund as well as the Franklin Equity Income Fund. Mr. Quinlan has research responsibilities for companies in the retail and consumer products sectors and analyzes debt and equity investments for the Core/Hybrid team.  Prior to joining Franklin Templeton in 2005, Mr. Quinlan worked in investment banking at Citigroup where he covered the retail and consumer products industries as well as private equity firms.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Franklin Templeton International Small Cap Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Franklin Templeton International Small Cap Growth Fund is long-term capital appreciation.

Principal Investment Strategies.   Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies.

For this Fund, smaller international companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) EAFE Small Cap Index, whichever is greater, at the time of purchase. The MSCI EAFE Small Cap Index is designed to measure the equity market small cap segment performance in the global developed markets, excluding U.S. and Canada. As of December 31 2012, the largest company in the MSCI EAFE Small Cap Index had a market capitalization of $4.5 billion.

The Fund considers international companies to be those organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States. The Fund may invest up to 10% of its net assets in developing or emerging market countries.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. The Fund invests predominantly in securities listed or traded on recognized international markets in developed countries included in the MSCI EAFE Small Cap Index. The Sub-Adviser generally intends to maintain a more focused portfolio consisting of approximately 25-45 securities. The Fund, from time to time, may have significant investments in a particular sector or country.

In choosing individual equity investments, the Sub-Adviser utilizes a fundamental “bottom-up” approach involving in-depth proprietary analysis of individual equity securities. In narrowing down the universe of eligible investments, the Sub-Adviser employs a quantitative and qualitative approach to identify smaller international companies that the Sub-Adviser believes have the potential to generate attractive returns with lower downside risk. Overall, the Sub-Adviser seeks to invest in growth companies with attractive valuations.

The Sub-Adviser does not select investments for the Fund that are merely representative of the small cap asset class, but instead aims to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive growth potential. The Sub-Adviser has a team of research analysts fully dedicated to the identification of smaller companies that have, in their opinion, the potential to provide above average performance. While the manager seeks to outperform the MSCI EAFE Small Cap Index, positions may be taken by the Fund that are not represented in that index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Focus risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Growth investing risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/Franklin Templeton International Small Cap Growth Fund is Franklin Templeton Institutional, LLC (“FT Institutional”), 600 Fifth Avenue, New York, New York 10020.  FT Institutional is an indirect subsidiary of Franklin Resources, Inc.  Together, FT Institutional and its affiliates manage over $781.8 billion in assets as of December 31, 2012.

The Fund is managed by a team of dedicated professionals focused on investments in international securities, both of small capitalization companies and mid- large-capitalization companies.  The portfolio managers are as follows:

•
Edwin Lugo CFA (Senior Vice President of Franklin Equity Group ) has been lead portfolio manager of the Fund since its May 2010. Mr. Lugo has primary responsibility for the investments of the Fund.  Mr. Lugo has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements.  The degree to which Mr. Lugo may perform these functions, and the nature of these functions, may change from time to time.  Mr. Lugo joined FT Institutional in June 2006.  Prior to rejoining the Franklin Templeton organization, Mr. Lugo was an international portfolio manager with Brown Capital Management from 2002 to 2006.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Franklin Templeton Mutual Shares Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Franklin Templeton Mutual Shares Fund is capital appreciation, which may occasionally be short-term (which is capital appreciation return on an investment in less than 12 months), and secondarily, income.

Principal Investment Strategies.  Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in:

•	Undervalued Securities - Securities trading at a discount to intrinsic value. And, to a lesser extent, the Fund also invests in:

•
Merger Arbitrage Securities - Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the Subadvisor believes are cheap relative to an economically equivalent security of another or the same company; and

•	Distressed Companies - Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks, and securities convertible into common stock are examples of equity securities. The Fund may invest in convertible securities without regard to the ratings assigned by the rating services.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion or significant amount in smaller companies.

While the Fund generally purchase securities for investment purposes, the Sub-Adviser may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Fund may benefit.

The Fund expects to invest a significant portion (up to 35%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

The Fund’s investments in Distressed Companies typically involve the purchase of bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, trade claims or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

The Fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the Sub-Adviser believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the Sub-Adviser believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

For purposes of pursuing its investment goal, the Fund may, from time to time, enter into currency related transactions involving certain derivative instruments, including currency forwards, and currency and currency index futures contracts. The use of derivative currency transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including put and call options on equity securities and swap agreements (which may include total return and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected countries, currencies or issuers. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions. The Fund may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, market prices and other market factors. By way of example, when the Sub-Adviser believes that the value of a particular foreign currency is expected to increase compared to the U.S. dollar, the Fund could enter into a forward contract to purchase that foreign currency at a future date. If at such future date the value of the foreign currency exceeds the then current amount of U.S. dollars to be paid by the Fund under the contract, the Fund will recognize a gain. When used for hedging purposes, a forward contract or other derivative instrument could be used to protect against possible declines in a currency’s value where a security held or to be purchased by the Fund is denominated in that currency.

A currency forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is typically individually negotiated and privately traded by currency traders and their customers in the interbank market.

A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date that trade on an exchange. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument or asset. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap agreements, such as total return swaps and credit default swaps, are contracts between the Fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates. For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “buyer” of the credit default swap, the Fund is purchasing the obligation of its counterparty to offset losses the Fund could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation.

A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular derivative instrument or strategy. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in any derivative transactions.

The Sub-Adviser employs a research driven, fundamental value strategy for the Fund. In choosing equity investments, the Sub-Adviser focuses on the market price of a company’s securities relative to the Sub-Adviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The Sub-Adviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Derivatives risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Risk arbitrage securities and distressed companies risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus.  These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Short sales risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Mutual Shares Fund is Franklin Mutual Advisers, LLC (“Franklin Mutual”), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078.  Together, Franklin Mutual and its affiliates manage over $781.8 billion in assets as of December 31, 2012.

The following individuals are jointly responsible for the day-to-day management of the Fund. The portfolio manager for the Fund has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio managers provide research and advice on the purchases and sales of individual securities and portfolio risk assessment.  Mr. Langerman and Mr. Segal are co-portfolio managers for the Fund and Ms. Turner is an assistant portfolio manager for the Fund.

•
Peter A. Langerman (Chairman, President and Chief Executive Officer of Franklin Mutual) has been a manager of the Fund since its inception.  He rejoined Franklin Templeton Investments, an affiliate of Franklin Mutual in 2005.  He originally joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and portfolio manager, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds.  Mr. Langerman graduated magna cum laude from Yale University, earning his B.A. in Russian studies.  He holds a Master’s degree in Accounting from New York University Graduate School of Business and received his Juris Doctor from Stanford University Law School.

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Deborah A. Turner, CFA (Portfolio Manager of Franklin Mutual) has been a manager of the Fund since its inception.  Ms. Turner is an assistant portfolio manager for Mutual Series. She has been in this role for Mutual Shares Fund since 2001 and is also portfolio manager of the Luxembourg-registered FTIF Franklin Mutual Beacon Fund. Ms. Turner specializes in analyzing several consumer industries including retail, gaming, lodging, leisure, restaurants, apparel, food, bottling companies and tobacco in North America and Europe.  Ms. Turner has more than 17 years of experience in the investment management industry. Prior to joining Mutual Series in 1993, she was an associate analyst for Fred Alger Management.  Ms. Turner earned a B.A. in economics from Vassar College. She is a Chartered Financial Analyst (CFA) Charterholder.

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F. David Segal, CFA (Portfolio Manager of Franklin Mutual) has been a manager of the Fund since its inception. He is a research analyst and portfolio manager for Mutual Series. He is co-portfolio manager of Mutual Shares Fund and is also portfolio manager of the Luxembourg-registered FTIF Franklin Mutual Beacon Fund. He is an analyst specializing in the autos and auto parts, paper and forest products industries and special situations.  Prior to joining Mutual Series in 2002, Mr. Segal was an associate director in the structured finance group at MetLife. He began his career trading interest rate options at the Chicago Mercantile Exchange. He has 18 years of experience in the financial services industry.  Mr. Segal holds an M.B.A. from New York University's Stern School of Business and a B.A. from the University of Michigan, Ann Arbor. He is a Chartered Financial Analyst (CFA) Charterholder. Mr. Segal is a member of the New York Society of Security Analysts.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Franklin Templeton Small Cap Value Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

Principal Investment Strategies.   Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization (small-cap) companies. Small-cap companies are companies with market capitalizations (the total market value of a company's outstanding stock) under $3.5 billion at the time of purchase.

The Fund generally invests in equity securities that the Sub-Adviser believes are currently undervalued and have the potential for capital appreciation. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks, and securities convertible into common stock, are examples of equity securities. The Fund may invest in convertible securities without regard to the ratings assigned by the rating services. In choosing investments that are undervalued, the Sub-Adviser focuses on companies that it believes have one or more of the following characteristics:

•	Stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales -- all relative to the market, a company's industry or a company’s earnings history
•	Recent sharp price declines but the potential for good long-term earnings prospects, in the Sub-Adviser’s opinion
•
Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks

A stock price is undervalued, or is a "value," when it is less than the price at which the Sub-Adviser believes it would trade if the market reflected all factors relating to the company's worth. The Sub-Adviser may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund employs a “bottom-up” stock selection process and the Sub-Adviser invests in securities without regard to benchmark comparisons.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign regulatory risk
•	Foreign securities risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Cyclical opportunities risk
•	Industry concentration risk
•	Interest rate risk
•	Market risk
•	Mid-capitalization investing risk
•	Sector risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Small Cap Value Fund is Franklin Advisory Services, LLC (“Advisory Services”), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024.  Together Advisory Services and its affiliates manage over $781.8 billion in assets as of December 31, 2012.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

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William J. Lippman (President of Advisory Services) has been President of the Fund since inception and has more than 30 years experience in the securities industry.   Mr. Lippman is the president of Franklin Advisory Services, LLC, and president and trustee of Franklin Managed Trust. He is a chief investment officer, US Value, Franklin Equity Group. In addition, Mr. Lippman is the president of Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin Micro Cap Value Fund, Franklin Small Cap Value Fund, Franklin Mid Cap Value Fund, Franklin Rising Dividends Fund, and Franklin Large Cap Value Fund. He is also on the portfolio management team of several variable insurance products.  Mr. Lippman graduated cum laude with a bachelor's degree in business administration from City College of New York and earned an M.B.A. degree from New York University.

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Steven B. Raineri (Research Analyst) has been a manager of the Fund since July 2012.  He joined Franklin Templeton Investments in 2005.  Mr. Raineri is a research analyst, portfolio manager at Franklin Advisory Services, LLC. He is part of a team that manages several equity funds, including Franklin All Cap Value Fund and Franklin Small Cap Value Fund, where he is a co-manager. Mr. Raineri has been in the investment industry for more than 15 years.  Mr. Raineri earned a B.B.A. in finance from Bernard Baruch College and an M.B.A. in finance from Fordham University.

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Bruce C. Baughman, CPA (Senior Vice President of Advisory Services), has been a manager of the Fund since inception.  He joined Franklin Templeton Investments in 1988.  Mr. Baughman is a senior vice president and portfolio manager with Franklin Equity Group. He is part of a team that manages several equity funds, including Franklin MicroCap Value Fund where he is a lead manager, and Franklin Balance Sheet Investment Fund, where he is a co-lead manager.  Mr. Baughman earned his B.A. in English from Stanford University and an M.S. in accounting from New York University. He is a Certified Public Accountant (CPA).

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Margaret McGee (Vice President of Advisory Services) has been a manager of the Fund since inception.  She joined Franklin Templeton Investments in 1988.  Ms. McGee is a vice president, research analyst and portfolio manager of Franklin Equity Group. She is part of a team that manages several equity funds and is responsible for research and compliance for each fund.  Ms. McGee earned her B.A. in business administration and an M.B.A. from William Paterson University.

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Donald G. Taylor, CPA (Senior Vice President of Advisory Services), has been a manager of the Rising Dividends Fund and Small Cap Value Fund since 1996.  He joined Franklin Templeton Investments in 1996.  Mr. Taylor is a senior vice president and portfolio manager for Franklin Equity Group. He is part of a team that manages several equity funds, including Franklin Rising Dividends Fund, Franklin Rising Dividends Securities Fund and Franklin U.S. Rising Dividends Fund, where he is lead manager. Mr. Taylor has been in the investment industry for more than 30 years.  Mr. Taylor earned his B.S. in economics from the Wharton School of the University of Pennsylvania.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Goldman Sachs Core Plus Bond Fund
Class A and B

Investment Objective.  The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed income securities and related investments.  The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed income market, including in U.S. investment-grade bonds, collateralized loan obligations, high-yield non-investment grade debt securities (securities rated BB + or below, or the equivalent, by one nationally recognized statistical ratings organization (“NRSRO”) or, if unrated, determined by the Sub-Adviser to be of comparable quality) (commonly referred to as “junk bonds”), corporate debt securities, emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.  These segments include U.S. government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization.   The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including District of Columbia) (“Municipal Securities”) and convertible securities.   The Fund may engage in forward foreign currency transactions for both speculative and hedging purposes.  The Fund also intends to invest in other derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund’s investments in derivatives may include, in addition to forward foreign currency exchange contracts, interest rate futures contracts, options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps), and other forward contracts. The Fund may use derivatives instead of buying and selling bonds to manage duration, to gain exposure or to short individual securities or to gain exposure to a credit or asset backed index.  The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  For purposes of this 75% constraint, the Fund will not deem a security to be non-investment grade if one NRSRO rates the security as investment grade.  In pursuing its investment objective, the Fund uses the Index as its performance benchmark, but eh Fund will not attempt to replicate the Index.  The Fund may, therefore, invest in securities that are not included in the Index.  The Fund may also purchase securities of issuers in default.

The Sub-Adviser uses duration management as a fundamental part of the management for this Fund. Generally, the Sub-Adviser expects to track the duration of the Barclays Capital U.S. Aggregate Bond Index (plus or minus 1.5 years) although the securities held may have short, intermediate, and long terms to maturity. The Fund’s average duration will not likely exceed 6 years. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It’s often used to measure the potential volatility of a bond’s price, and is considered a more accurate measure than maturity of a bond’s sensitivity to changes in market interest rates.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Managed portfolio risk
•	Mortgage-related and other asset-backed risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Call risk
•	Counterparty and settlement risk
•	Currency risk
•	Extension risk
•	Leverage risk
•	Liquidity risk
•	Loans risk
•	Market risk
•	Municipal securities risk
•	Non-hedging foreign currency trading risk
•	Prepayment risk
•	Portfolio turnover risk
•	Sovereign debt risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-sub-adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Core Plus Bond Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York, 10282.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2012, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $742.4 billion (firm-wide assets includes assets managed by GSAM and its investment advisory affiliates).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis. The individual members of the team, who are assisted by the U.S. and Global Fixed Income-Investment Management Team (“U.S. Fixed Income Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

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Jonathan Beinner (Managing Director, Chief Investment Officer, Co-Head of Global Fixed Income and Liquidity Management).  Mr. Beinner is the chief investment officer and co-head of the Global Fixed Income and Liquidity Management team in Goldman Sachs Asset Management (GSAM). He is a member of the Investment Management Division's Operating Committee. Mr. Beinner joined GSAM in 1990 and is responsible for more than $250 billion in fixed income assets, including multi-sector portfolios, single-sector portfolios and fixed income hedge funds. Mr. Beinner also manages GSAM's more than $200 billion in money market assets. He was named managing director in 1997 and partner in 2004. Mr. Beinner earned dual BS degrees, summa cum laude, from the University of Pennsylvania in 1988.

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Michael Swell (Managing Director, Co-Head of Global Lead Portfolio Management). Mr. Swell is the co-head of Global Lead Portfolio Management within the Global Fixed Income team in Goldman Sachs Asset Management (GSAM). In this role, he  is responsible for co-leading the global team of portfolio managers that oversee multi-sector portfolios. Previously, Michael was a senior portfolio manager and co-head of the US Fixed Income group. He joined the firm in GSAM in 2007 as a managing director and head of Structured Products. This role entailed the creation of structured product asset management vehicles across the spectrum of fixed income products and management of opportunistic/alternative portfolios. Michael was named partner in 2012.  Prior to joining the firm, Michael was a senior managing director in charge of Friedman, Billings & Ramsey’s (FBR) Fixed Income Sales & Trading Division. Under Michael’s guidance, his division was responsible for the underwriting of more than $22 billion of mortgage-related transactions. Prior to FBR, he was the vice president and head of the Securities Sales and Trading Group at Freddie Mac.  Michael earned a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics and an MA in International Economics and Finance from the Lemberg School at Brandeis University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency and /or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.  Such instruments referred to in (i) above may include credit linked notes and other investments with similar economic exposures. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Generally, the Sub-Adviser has broad discretion to identify other countries that it considers to qualify as emerging markets countries. The majority of these countries are likely to be located in Asia, South and Central America, the Middle East, Central and Eastern Europe, and Africa. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities, denominated in the currency of that country, and may also include nominal and real inflation-linked securities. In determining whether an issuer of corporate debt is in an emerging market country, the Sub-Adviser will ordinarily do so by identifying the issuer’s “country of risk.” The issuer’s “country of risk” is defined by Bloomberg and is based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. However, the Sub-Adviser may also (but is not required to) deem other issuers to be in an emerging market country if they are otherwise tied economically to an emerging market country.

Sovereign debt in this Prospectus consists of fixed income securities issued by a national government within a given country denominated in the currency of that country, as well as, debt denominated in U.S. dollars (sometimes referred to as “Brady Bonds”), and may also include nominal and real inflation-linked securities. Currency investments, particularly longer-dated forward contracts, provide the Fund with currency and interest rate exposure similar to investments in sovereign and corporate debt.

The Sub-Adviser currently intends that the Fund’s investment focus will be in the following emerging countries: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Kazakstan, Kenya, Latvia, Lithuania, Malawi, Malaysia, Mauritius, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, Serbia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Turkey, Uganda, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia, as well as other emerging countries to the extent that foreign investors are permitted by applicable law to make such investments.

The Fund may invest in all types of emerging country fixed income securities, including the following:

•
Brady Bonds (Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan) and other debt issued by governments, their agencies and instrumentalities, or by their central banks;

•	Interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers;
•	Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper);
•	Loan participations; and/or
•	Repurchase agreements with respect to the foregoing.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated. Non-investment grade fixed income securities (commonly known as ‘‘junk bonds’’) tend to offer higher yields than higher-rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than more highly rated securities. The Fund may purchase the securities of issuers that are in default.

Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Although a majority of the Fund’s assets will be denominated in non-U.S. dollars, the Fund may invest in securities denominated in the U.S. dollar.

Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts to attempt to improve the performance of the Fund and to gain exposure to certain countries or currencies in the Fund’s investment portfolio in accordance with its investment objective. The Fund’s investments in these instruments may be significant. These transactions may result in substantial realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s investments in bonds and other securities. Short-term and long-term realized capital gains distributions paid by the Fund are taxable to its shareholders.

Currently, the Sub-Adviser’s emerging markets debt strategy invests significantly in emerging market sovereign issues. As such, country selection is believed to be the most important factor in the portfolio construction process. The Sub-Adviser evaluates macro developments and assesses the net flows within countries. The next most important factor is security selection.

Analysis of emerging market debt involves an understanding of the finances, political events, and macroeconomic condition of a country. The Sub-Adviser’s research analysts analyze the ‘‘balance sheets’’ of the countries they follow. This may include evaluating factors such as balance of payments, tax revenues, and external and domestic debt. They also assess macroeconomic measures, which may include inflation, interest rates, growth prospects and monetary policy. For some emerging market debt countries, politics is the key driver of performance. As a result, the Sub-Adviser’s research analysts may spend a significant portion of their time following the political developments of the countries they cover.

Fundamental analysis is combined with valuation techniques to determine relative values of securities. Although the Sub-Adviser may believe a security is attractive from a fundamental point of view, the Sub-Adviser may not believe the price is attractive relative to other credits. As a result, even if the Sub-Adviser likes a security’s fundamentals, the Sub-Adviser may not invest in it due to its valuation. Likewise, the Sub-Adviser may believe that a certain security’s fundamentals are less positive but may invest in the security because the Sub-Adviser believes the yield offers significant compensation for the additional risk.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.  Therefore, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Derivatives risk
•	Emerging market risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Non-diversification risk
•	Non-hedging foreign currency trading risk
•	Sovereign debt risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Call risk
•	Concentration risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Distressed debt risk
•	Extension risk
•	Leverage risk
•	Loans risk
•	Market risk
•	Prepayment risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may invest in the aggregate up to 20% of its net assets in investments other than emerging country fixed income securities, currency investments and related derivatives, including (without limitation) emerging country equity securities and both equity securities and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-sub-adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Emerging Markets Debt Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York, 10282.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2012, GSAM, including its investment advisory affiliates, had assets under management of $742.4 billion (firm-wide assets includes assets managed by GSAM and its investment advisory affiliates).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust for these services.  GSAM, together with GSAMI and its other affiliates, determine the compensation, if any, for intercompany servicing arrangements of this sort.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Samuel Finkelstein (Managing Director, Lead Portfolio Manager, Global Head of Macro Strategies).  Mr. Finkelstein joined the GSAM in 1997 as an analyst. Prior to joining the emerging market team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Mr. Finkelstein became a managing director in 2005 and the Global Head of Macro Strategies in 2010.  Prior to that, he worked for one year as a foreign currency trader at the Union Bank of Switzerland.  Mr. Finkelstein earned an MBA from New York University’s Stern School of Business, and a BA in Economics and Mathematics from Yale University.

•
Ricardo Penfold (Managing Director, Portfolio Manager, US and Global Fixed Income).  Mr. Penfold joined the GSAM in 2000. Prior to that he was Head of Research and Economics in Venezuela for Santander Investments and Banco Santander Central Hispano for four years.  Mr. Penfold received his BA from Boston University, and has a master degree and is a Ph.D. candidate in Economics at the University of Pennsylvania.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Goldman Sachs Mid Cap Value Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities within the market capitalization range of the Russell Mid Cap Value Index and the Russell 2500 Value Index.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  As of December 31, 2012, the capitalization range of the Russell Midcap® Value Index was between $317.2 million and $21.4 billion.  As of December 31, 2012, the capitalization range of the Russell 2500 Value Index was between $44.7 million and $10.3 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities denominated in foreign currencies. The Fund may also invest in derivatives.

The Sub-Adviser may allocate assets of the Fund to two sub-strategies:  the mid-cap value and the small-mid cap value strategies.  Within the mid-cap value strategy, under normal market conditions, assets will be invested in companies with public market capitalizations within the range of market capitalization of companies constituting the Russell Midcap Value Index, although generally the Sub-Adviser intends to invest in a diversified portfolio of stocks within a market capitalization range of $1 - $10 billion.  Within the small-mid cap value strategy, under normal market conditions, assets will be invested in companies with public market capitalizations within the range of market capitalization of companies constituting the Russell 2500 Value Index although generally the Sub-Adviser intends to invest in a diversified portfolio of stocks within a market capitalization range between $1 and $5 billion.

The Sub-Adviser will make investment decisions between the strategies depending on the cash flows in and out of the Fund and the level of assets that is required to maintain the market capitalization of 80% of its assets within the range of market capitalization of companies constituting the Russell MidCap Value Index and the Russell 2500 Value Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Equity securities risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk
•	Mid-cap and small-cap risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging market risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Investments in IPOs risk
•	Leverage risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Mid Cap Value Fund is Goldman Sachs Asset Management, L.P. (“GSAM®”), 200 West Street, New York, New York, 10282.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2012, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $742.4 billion (firm-wide assets includes assets managed by GSAM and its investment advisory affiliates).

The Fund is managed on a team basis.  The individual members of the team, who are assisted by the Value Investment Team (“Value Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Dolores Bamford, CFA (Managing Director) is a Portfolio Manager for the US Value Team, where she has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm's Mid Cap Value Strategy. Dolores also has responsibilities for overseeing portfolio construction and research for the Fundamental Equity sustainable strategies.  Prior to her arrival at Goldman Sachs Asset Management in 2002, Dolores was a Portfolio Manager and Research Analyst at Putnam Investments for Value products since 1992.  Prior to business school, Dolores started her career as a Research Associate at Fidelity Investments.  Dolores has 24 years of industry experience focused on value investing.  She received a BA in Economics from Wellesley College and an MS from MIT Sloan School of Management.

•
Andrew Braun (Managing Director, Co-Chief Investment Officer) is Co-CIO and portfolio manager of the US Value Equity Team, where he oversees the portfolio management and investment research efforts for the firm's US Value Equity accounts.  Andy has 22 years of industry experience and has been a member of the US Value Equity team since 1997.  He currently has research responsibility for banks, specialty finance and broker dealers.  He has also covered insurance, basic materials, environmental services and transportation stocks throughout his tenure at Goldman Sachs.  He joined GSAM in 1993 where he was responsible for product development and strategy for mutual fund and institutional clients.  Prior to that, Andy worked in the Corporate Finance Department at Dillon Read.  He received a BA in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

•
Sean Gallagher (Managing Director, Co-Chief Investment Officer) Sean Gallagher (Managing Director, Co-Chief Investment Officer) is Co-CIO and portfolio manager of the US Value Equity Team, where he oversees the portfolio management and investment research efforts for the firm's US Value Equity accounts.  Sean has 20 years of industry experience and has been a member of the US Value Equity team since 2000. Prior to joining Goldman Sachs, he spent 6 years as a research analyst at Merrill Lynch Asset Management focusing on technology, telecomm and REITs.  Sean received a BS in Finance from Drexel University and an MBA in Finance and Accounting from the Stern School of Business at New York University.

•
Robert Crystal (Managing Director, Portfolio Manager) Robert is a portfolio manager on the US Value Equity Team, where he has broad research responsibilities and oversees the portfolio construction and investment research for the firm's Small Cap Value and Small Mid Cap Value Strategies .  Before joining Goldman Sachs Asset Management, Rob was a Director at Brant Point Capital Management LLC.  Before that, he was a Vice President at Schroder Investment Management and Assistant Vice President at Wheat First Butcher Singer.  Rob has 16 years of industry experience.  He received his BA from the University of Richmond and his MBA from Vanderbilt University.  Rob joined the Value Team in March of 2006.

•
Sally Pope Davis (Managing Director, Portfolio Manager) Sally is a portfolio manager for the US Value Equity Team, where she has broad research responsibilities and oversees the portfolio construction and investment research for the firm's Small Cap Value and Small Mid Cap Value Strategies . Prior to joining Goldman Sachs Asset Management in 2001, Sally was a Relationship Manager for two years in Private Wealth Management.  Previously, she was a sell-side Bank Analyst for ten years in the Goldman Sachs Investment Research Department.  Before her experiences at Goldman Sachs, Sally spent two years as a Bank Analyst at Brown Brothers Harriman & Co.  and six years at Chase Manhattan.  Sally has 32 years of industry experience.  She graduated Summa Cum Laude with a BS in Finance from the University of Connecticut and received her MBA from the University of Chicago Graduate School of Business.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Goldman Sachs U.S. Equity Flex Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Goldman Sachs U.S. Equity Flex Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund’s principal investment strategy is to invest in a broad mix of equity securities that aims to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index.

The Sub-Adviser will normally establish long and short positions in equity securities.  In seeking to outperform its benchmark index, the S&P 500 Index, the Fund will hold long securities that the Sub-Adviser believes are more likely to outperform the index, and will take short positions in securities the Sub-Adviser believes will underperform the index.  This strategy offers the portfolio management team increased flexibility in expressing their views, whether positive or negative, on certain issuers. The Sub-Adviser intends to maintain a net long exposure (the market value of long positions minus the market value of short positions divided by the total market value of the portfolio) of approximately 100% and a beta of 1. The Sub-Adviser will normally target long positions of 130% of the Fund’s net assets, and short positions of 30% of the Fund’s net assets, but may vary from these targets.

Beta is a measure of a stock’s volatility relative to the volatility of the market.  A fund that has the same volatility as that of the market has a beta of 1.  If a fund has a beta less than 1, a fund is less volatile than the market. On the other hand, a fund that has a beta greater than 1 is more volatile than the market.  For this Fund, the market is considered to be all of the stocks included in the S&P 500 Index.

When the Fund sells a security short, it borrows the security from a lender and then sells it to a third party. To complete or close the short transaction, the Fund must acquire the same security in the market and return it to the lender.  If the Fund can close the transaction by buying the security at a price lower than the price paid by the third party, a profit results; however, if the price rises, a loss occurs.  When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of the short sale to purchase additional securities or for any other Fund purpose.  This is a form of leverage, and when the Fund does this, it is required to pledge replacement collateral as security to the broker, and may use securities it owns to meet any such collateral obligations.

The Sub-Adviser’s investment philosophy is based on the belief that investing should thoughtfully weigh two important attributes of a stock:  price and prospects.  The Sub-Adviser believes a company’s prospective ability to generate high cash flow returns on capital will strongly influence investment success.  The Fund will favor investments in equities that the Sub-Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.  Conversely, the Fund will short equities where the Sub-Adviser believes the businesses have limited prospects, such as those facing deteriorating fundamentals and severe headwinds, with limited or no competitive advantage.

Investment Process:

The decision to purchase, hold or short a security is driven by the Sub-Adviser’s fundamental research process. The GSAM Fundamental Equity Value team is comprised of sector specialists organized by industry expertise.  Investment ideas are generated by each member of the team through first-hand fundamental research, and capital is allocated to the most compelling ideas after the team takes the following steps:

Step 1: Research Prioritization. Stock selection begins with research prioritization.  The initial investment universe consists of securities throughout the entire market spectrum and is narrowed by evaluating each security’s valuation, profitability and business characteristics.

Step 2: Rigorous Analysis of Business Fundamentals.  The Fundamental Equity Value team conducts in-depth company research by rebuilding, analyzing and forecasting the financial statements of companies and tests assumptions through meetings and discussions with companies’ management, competitors, customers and suppliers. The team assesses a company’s overall business quality, focusing on its competitive advantage, free cash flow, cost structure, return on invested capital and management quality.

Step 3: Discussion with co-Lead Portfolio Managers and team: Sector specialists prepare formal investment theses, and the team meets daily to discuss these investment ideas.

Step 4: Portfolio Construction: A security’s weighting in the portfolio (as a percentage of the Fund’s total assets) is decided based on its expected return potential relative to its contribution to overall portfolio risk.

Once a position is in the portfolio, continued analysis is performed on the stock.  The entire Fundamental Equity Value team attends weekly meetings to perform a comprehensive review of the portfolio, and its allocations and positions. Subsequent earnings and business developments are monitored carefully, and additional meetings with the management of the company are conducted.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment style risk
•	Leverage risk
•	Managed portfolio risk
•	Market risk
•	Short sales risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Industry concentration risk
•	Liquidity risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Goldman Sachs U.S. Equity Flex Fund is Goldman Sachs Asset Management, L.P. (“GSAM®”), 200 West Street, New York, New York, 10282.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2012, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $742.4 billion (firm-wide assets includes assets managed by GSAM and its investment advisory affiliates).
The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Andrew Braun (Managing Director, Co-Chief Investment Officer) is Co-CIO and portfolio manager of the US Value Equity Team, where he oversees the portfolio management and investment research efforts for the firm's US Value Equity accounts.  Andy has 22 years of industry experience and has been a member of the US Value Equity team since 1997.  He currently has research responsibility for banks, specialty finance and broker dealers.  He has also covered insurance, basic materials, environmental services and transportation stocks throughout his tenure at Goldman Sachs.  He joined GSAM in 1993 where he was responsible for product development and strategy for mutual fund and institutional clients.  Prior to that, Andy worked in the Corporate Finance Department at Dillon Read.  He received a BA in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

•
Sean Gallagher (Managing Director, Co-Chief Investment Officer) is Co-CIO and portfolio manager of the US Value Equity Team, where he oversees the portfolio management and investment research efforts for the firm's US Value Equity accounts.  Sean has 20 years of industry experience and has been a member of the US Value Equity team since 2000. Prior to joining Goldman Sachs, he spent 6 years as a research analyst at Merrill Lynch Asset Management focusing on technology, telecomm and REITs.  Sean received a BS in Finance from Drexel University and an MBA in Finance and Accounting from the Stern School of Business at New York University.

•
Charles “Brook” Dane, CFA (Vice President, Portfolio Manager) is a portfolio manager on the US Value Equity Team, where he has broad research responsibilities across the value strategies.  Before joining GSAM, Brook was a Senior Vice President at Putnam Investments with research and portfolio management responsibilities for the technology portion of their large cap strategies.  Prior to that, he was an Associate at Dane, Falb, Stone & Co.  Brook has 21 years of industry experience.  He received a BA in History from Tufts University and an MBA from the University of California, Walter A. Haas School of Business.

•
Michael Ho ( Vice President, Portfolio Manager ) is a portfolio manager for the US Value  Equity Team, where he has broad research responsibilities across the value portfolios.  Prior to joining Goldman Sachs, Michael received his MBA, with highest honors, from Columbia University.  During business school, he worked part time at UBS Global Asset Management in New York as a research associate.  Prior to attending Columbia University, Michael spent six years in product management, most recently at EarthLink in Atlanta.  Michael has a BS in Finance from the University of Pennsylvania, Wharton School of Business and is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Invesco Global Real Estate Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Invesco Global Real Estate Fund is high total return.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts (“REITs”).  A REIT is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.  The principal type of securities purchased by the Fund is common stock, which is a type of equity security. The companies will be located in at least three different countries, including the United States.  As of February 29, 2012, the principal countries in which the Fund invested were the United States, Hong Kong, Japan, Australia and the United Kingdom.

In complying with the 80% investment requirement, the Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments:  derivatives, exchange-traded funds and American Depository Receipts.  These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio.

The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate.  These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may engage in short sales of securities.  A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles.  Instead, it borrows that security for delivery when the sale settles.  The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own.  Generally, the Fund may sell a security short to (i) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (ii) to protect a profit in a security that it owns (short sale against the box).  The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets.

The Fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital.   The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

The Fund may invest in non-investment grade debt-securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.

The Fund’s investments in the types of securities described in this Prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this Prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

When constructing the portfolio, the portfolio managers use a fundamental driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives.  The portfolio managers and investment team focus on equity REITs and real estate operating companies.  Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation.  Each potential investment is analyzed using fundamental research and pricing components to identify attractively priced securities that appear to have relatively favorable long-term prospects.  Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable financing and fixed charge coverage ratios.  The market and company research available to the investment team helps the portfolio managers in their efforts to identify REITs and real estate companies operating in the most attractive markets that represent quality properties, solid management teams with the ability to effectively manage capital structure decisions.  The companies that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess stock valuations relative to one another and relative to the investment teams’ assessment of underlying asset value.  The fundamental research and pricing factors are combined to identify attractively priced securities of companies that appear to have relatively favorable long-term prospects.  The portfolio managers also consider the relative liquidity of each security in the construction of the Fund.  The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Developed Real Estate Index (the benchmark index).  The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and/or geographic areas from time to time.  Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas from time to time.  The Fund uses the benchmark index as a guide to structuring the portfolio, but the Fund is not an index fund.

The portfolio managers will consider selling a security if they conclude (i) its relative valuation falls below desired levels; (ii) its risk/return profile changes significantly; ( ii i) its fundamentals change, or ( iv ) it no longer continues to offer an attractive relative value.

The Fund may, from time to time, take defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions.  As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this Prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this Prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Managed portfolio risk
•	Real estate investment risk
•	Short sales risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Derivatives risk
•	Leverage risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-sub-adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Invesco Global Real Estate Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA 30309.

The sub-Sub-Adviser to the JNL/Invesco Global Real Estate Fund is Invesco Asset Management Ltd. (“IAML”), with its principal office at 30 Finsbury Square, London, EC2A 1AG, United Kingdom.  IAML is an affiliate of Invesco.  IAML is compensated by Invesco at no additional expense to the Trust.  Invesco and IAML are collectively referred to herein as “Invesco.”

Day-to-day investment management decisions for the Fund will be made by the Sub-Adviser.  The sub-Sub-Adviser is responsible for choosing certain types of real estate securities for the Fund.  Invesco and its affiliates are indirect, wholly-owned subsidiaries of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  As of December 31, 2012, Invesco, Ltd. managed approximately $687.7 billion in total assets.

The Fund is managed on a team basis.  The individual members of the team, who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Joe Rodriguez, Jr. (lead Manager), Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1998.
•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.
•	Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.
•	James Cowen, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2001.
•	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2005.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Invesco International Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Invesco International Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by primarily investing in equity securities and depository receipts of foreign issuers that are considered by the Fund’s portfolio managers to have strong earnings growth.  The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.  The Fund will normally invest in the securities of companies located in at least three countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin. The Fund may also invest no more than 30% in emerging markets securities .  Emerging markets countries are those countries that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund invests primarily in the securities of large-capitalization issuers; however, the Fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000 ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000 ® Index ranged from $319 million to $499 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell Midcap ® Index ranged from $319 million to $21.5 billion.

The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts .

The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. The use of such futures contracts is primarily intended to manage cash balances on a short-term basis, though the managers may on occasion use such instruments, where appropriate, to manage other elements of the Fund.   A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date.

The Fund may invest up to 20% of its assets in high-grade short-term securities and debt securities including U.S. Government obligations and investment grade corporate bonds, whether denominated in U.S. dollars or foreign currencies.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and , at any time, the Fund may not be invested in all of the types of securities described in this prospectus.   The Fund may also invest in securities and other investments not described in this prospectus.

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research to identify quality growth companies and is supported by quantitative analysis, portfolio construction and risk management techniques.  The strategy primarily focuses on identifying  issuers that they believe havesustainable above-average earnings growth, efficient capital allocation, and attractive prices .  Investments for the portfolio are selected bottom-up on a  security-by-security basis.  The focus is on the strengths of individual  issuers, rather than sector or country trends.  The Sub-Adviser may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid , or (3) a more  compelling investment opportunity is identified.

In response to market, economic, political, or other conditions, the Sub-Adviser may temporarily use a different investment strategy for defensive purposes. If the Sub-Adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Geographic concentration risk
•	Growth investing risk
•	Investing in the European Union risk
•	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed income securities.  Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due.  A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Interest rate risk
•	Leverage risk
•	Liquidity risk
•	Market risk
•	Tax risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/Invesco International Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  As of December 31, 2012, Invesco Ltd. managed approximately $687.7 billion in total assets.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•
Clas Olsson (lead manager with respect to the Fund’s investments in Europe and Canada), Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1994.

•	Mark Jason, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2001.
•	Shuxin Cao, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1997.
•	Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 2000.
•	Jason Holzer, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1996.
•	Richard Nield, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or affiliates since 2000.
•	Brently Bates, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or affiliates since 1996.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Invesco Large Cap Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Invesco Large Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments.  Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization.  The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.  As of December 31, 2012, the market capitalization resulting from this formula was $498.9 billion.

The Fund’s portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase.  The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings.  The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Investment style risk
•	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Growth investing risk
•	Leverage risk
•	Market risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Invesco Large Cap Growth Fund is Invesco Advisers, Inc.  (“Invesco”), located at 1555 Peachtree, N.E, Atlanta, GA  30309.  Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2012, Invesco Ltd. managed approximately $687.7 billion in total assets.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.  From 2007 to 2010, he was a vice president and senior analyst with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).  Prior to 2007, he was a member of a technology, media and telecom-focused investment team at Diamondback Capital.

•
Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.  From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).  Prior to 2006, he was a portfolio manager with Wells Capital Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Invesco Small Cap Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Invesco Small Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as derivative instruments.   D erivative instruments are investments that have economic characteristics similar to the Fund’s direct investments.   D erivative instruments in which the Fund may invest may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).   D erivative instruments may have the effect of leveraging the Fund’s portfolio.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 2000 ® Index is a widely recognized, unmanaged index of common stocks that measures performance of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.  As of December 31, 2012, the market capitalization resulting from this formula was $4.7 billion.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.  The Fund may also invest up to 25% of its total assets in foreign securities.  Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the Sub-Adviser utilizes a disciplined portfolio construction process that aligns the Fund with the Russell 2000 ® Growth Index which the Sub-Adviser believes represents the small cap growth asset class.  The security selection process is based on a three-step process that includes fundamental, valuation, and timeliness analysis.  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management.  The goal is to find high quality, fundamentally sound companies operating in an attractive industry.  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one-to-two year horizon.  Timeliness analysis is used to help identify the “timeliness” of a purchase.  In this step, relative price strength, trading volume, characteristics, and trend analysis are reviewed for signs of deterioration.  If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.  The Sub-Adviser considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Derivatives risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Investment style risk
•	Liquidity risk
•	Managed portfolio risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Leverage risk
•	Market risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Invesco Small Cap Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  As of December 31, 2012, Invesco Ltd. managed approximately $687.7 billion in total assets.

The Fund is managed on a team basis.  The individual members of the team are:

•
Juliet Ellis (lead manager), Portfolio Manager and Chief Investment Officer of Invesco’s Domestic Growth Investment Management Unit, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

•
Juan Hartsfield, Portfolio Manager, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management.  From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

•
Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated with Invesco and/or its affiliates since 2001.  From 2002 to February 2008, he was a senior equity analyst on Invesco’s small-cap team.  Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University.  Mr. Manley is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Ivy Asset Strategy Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Ivy Asset Strategy Fund is to seek to provide total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective by allocating its assets primarily among stocks, bonds, and short-term instruments of issuers in markets around the globe , as well as investments in precious metals and investments with exposure to various foreign currencies.  The Fund may invest its assets in any market that the Sub-Adviser believes can offer a high probability of return or, alternatively, can provide a high degree of safety in uncertain times .   Dependent on its outlook for the U.S. and global economies, the Sub-Adviser identifies growth themes and then focuses its strategy on allocating the Fund’s assets among stocks, bonds, cash, precious metals, currency and dertivative instruments, including derivatives traded over-the-counter an don exchanges.  After determining these allocations, the Sub-Adviser seeks attractive opportunities within each market by focusing on issuers in countries, sectors and companies with strong cash flow and low balance sheet leverage.

•
“Stocks” include equity securities of all types, although the Sub-Adviser, typically emphasizes growth potential in selecting stocks by focusing on what it believes are steady-growth companies that fit the Sub-Adviser’s criteria for sustainable competitive advantage and that the Sub-Adviser believes are positioned to benefit from continued global rebalancing and the globally emerging middle class.  Growth stocks are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy.  The Fund may invest in securities issued by companies of any size, but primarily focuses on securities issued by large cap companies .

•
“Bonds” include all varieties of fixed income instruments, such as corporate debt securities, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year.  This investment type may include a significant amount, up to 35% of the Fund’s total assets, of high- yield/high risk bonds, or junk bonds, which include bonds rated BB + or below by S&P Ratings Services or comparably rated by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated , determined by the Sub-Adviser to be of comparable quality.

•	“Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.

Within each of these investment types, the Fund may invest in U.S. and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities, including issuers located in and/or generating revenue from emerging markets.  Many U.S. companies have diverse operations, with products or services in foreign markets.  Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

The Sub-Adviser may allocate the Fund’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively.  The Sub-Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization, or industry sector.  The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.  Subject to diversification limits , the Fund also may invest up to 25% of its total assets in precious metals.

Generally, in determining whether to sell a security, the Sub-Adviser considers many factors, which may include a deterioration in a company’s fundamentals caused by global-specific factors such as geo-political landscape changes, regulatory or currency changes, or increased competition, as well as company-specific factors, such as reduced pricing power, diminished market opportunity, or increased competition. The Sub-Adviser also may sell a security if the price of the security reaches what the Sub-Adviser believes is fair value, to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

The Sub-Adviser may, when consistent with the Fund’s investment objective, seek to manage exposure to various securities, various companies, sectors or markets, various foreign currencies, precious metals and various markets. In an effort to manage exposure to companies, sectors, or equity markets, the Sub-Adviser may utilize various instruments including, but not limited to, the following: futures contracts, both long and short positions on foreign and U.S. equity indices , total return swaps, credit default swaps and options contracts, both written and purchased, on foreign and U.S. equity indices and/or on individual equity securities . In seeking to manage foreign currency exposure, the Sub-Adviser may utilize forward contracts and option contracts , both written and purchased, either to increase or decrease exposure to a given currency. In seeking to manage the Fund’s exposure to precious metals, the Sub-Adviser may utilize futures contracts, both long and short positions as well as options contracts, both written and purchased, on precious metals .

The Sub-Adviser may reduce the Fund’s net equity exposure by selling, among other instruments, combined futures and option positions, and may effect short sales of individual securities and/or exchange-traded funds (ETFs) or take long positions in inverse ETFs.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity-linked derivatives risk
•	Commodity-lined notes risk
•	Commodities regulatory and tax risk
•	Commodity risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward foreign currency exchange contracts risk
•	Managed portfolio risk
•	Swaps risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Company risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Investment style risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Small cap investing risk
•	Tax risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Ivy Asset Strategy Fund is Ivy Investment Management Company (“IICO”).  IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.  IICO is a registered investment adviser with approximately $56 billion in assets as of December 31, 2012.

Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Fund.  Mr. Avery has been a portfolio manager for the Fund since its inception.  In June 2005, he is Executive Vice President of IICO and Waddell & Reed Investment Management Company (“WRIMCO”), an affiliate of IICO.  Mr. Avery is Vice President of Ivy Funds and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994, and has been an employee of such since June 1981.  Mr. Avery has served as President of Waddell & Reed Financial, Inc. (WDR) since January 2010.  He formerly served as Chief Investment Officer (CIO) of WDR from June 2005 until February 2011 and formerly served as CIO of WRIMCO and IICO from June 2005 until August 2010.From August 1987 until June 2005, Mr. Avery had served as the Director of Equity Research for IICO and for WRIMCO and its predecessor.  He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has been a portfolio manager for the Fund since its inception.  His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors.  Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst.  In January 2003, he was appointed an investment analyst, and in June 2005, was named assistant portfolio manager funds managed by WRIMCO or IICO.  Mr. Caldwell is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds and Vice President of other investment companies for which WRIMCO serves as investment manager.  Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas.  He is currently pursuing the Chartered Financial Analyst designation.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/JPMorgan International Value Fund
Class A and B

Investment Objective.  The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  The Fund’s industry weightings generally approximate those of the MSCI EAFE Value Index, although it does not seek to mirror the index in its choice of individual securities.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.  The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.” The Sub-Adviser considers “emerging markets” to be any market not included in the MSCI EAFE Value Index or Canada (U.S. equities are not emerging markets, but are prohibited in this portfolio).  An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country and (ii) is organized under the laws of an emerging market.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/JPMorgan International Value Fund seeks to achieve its investment objective primarily through its stock selection process.  Using a variety of quantitative valuation techniques and based on in-house research, the Sub-Adviser ranks issuers within each industry group according to their relative value.  The Sub-Adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Investment style risk
•	Leverage risk
•	Market risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

When-issued securities. The Fund may invest in when-issued and delayed delivery securities.  Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement.  The purchase of these securities will result in a loss if their value declines prior to the settlement date.  This could occur, for example, if interest rates increase prior to settlement.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/JPMorgan International Value Fund is J.P. Morgan Investment Management Inc. (“JPMorgan”), with principal offices at 270 Park Avenue, New York, NY 10017.  JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide.  As of December 31, 2012, JPMorgan and its affiliates had approximately $1.4 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Gerd Woort-Menker, Managing Director of JPMorgan, Jeroen Huysinga, Managing Director of J.P. Morgan and Georgina Perceval Maxwell, Managing Director of J.P. Morgan.

Gerd Woort-Menker, managing director, is a senior portfolio manager in the Global Equities Team. An employee since 1987, Gerd started his investing career as a research analyst following the European insurance industry, was later promoted to head of European research, and then named global head of research. Gerd currently manages international and global equity portfolios; he has also managed the International Value strategy since its inception. Gerd began his career at VARTA in Hanover, where he was a financial comptroller. Gerd obtained a business accounting degree from Muenster University and earned an MA in Economics from Freiburg University. He is a CFA charterholder.

Jeroen Huysinga, managing director, is a portfolio manager in the Global Equities Team.  An employee since 1997, he previously spent two years at Lombard Odier (UK) Ltd., where he was a Japanese equity portfolio manager. Prior to this, he held positions with the British Steel pension fund as a UK analyst and latterly a Japanese equity portfolio manager, after beginning his career at Lloyds Bank. Jeroen obtained a BA in Economics and International Studies from the University of Warwick. Jeroen is an associate of the Institute of Investment Management and Research.

Georgina Perceval Maxwell, managing director, is a portfolio manager in the Global Equities Team in London.  An employee since 1997, Georgina was previously a senior investment manager with Lombard Odier Ltd. in London, where she managed Asia ex-Japan portfolios for North American and European institutional clients.  She was based in Hong Kong following the Asian markets with special responsibilities for Malaysia, Singapore and Indonesia for three years.  Prior to this, from 1986 to 1993, Georgina was a director of Kleinwort Benson International Investment. Before Kleinwort, Georgina was a Pacific Basin analyst with Capel-Cure Myres.  Georgina obtained an MA in history from Edinburgh University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/JPMorgan MidCap Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Principal Investment Strategies.  The Fund invests primarily in common stocks of mid-cap companies which its Sub-Adviser, J.P. Morgan Investment Management Inc. (“JPMorgan”), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.  Market capitalization is the total market value of a company’s shares.  As of December 31, 2012, the market capitalization range for the Russell Mid Cap Growth Index was $404 million to $25.1 billion.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments or repurchase agreements.

In managing the Fund, the Sub-Adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the Sub-Adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The Sub-Adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the Sub-Adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The Sub-Adviser may sell a security for several reasons. The Sub-Adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the Sub-Adviser may also sell a security that the Sub-Adviser no longer considers reasonably valued.

Investments in all types of foreign securities will not exceed 20% of the total assets of the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Investment style risk
•	Managed portfolio risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Growth investing risk
•	Leverage risk
•	Market risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/JPMorgan MidCap Growth Fund is JPMorgan, with principal offices at 270 Park Avenue, New York, NY 10017.  JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide.  As of December 31, 2012, JPMorgan and its affiliates had approximately $1.4 trillion in assets under management.

Christopher M.V. Jones, managing director, is the CIO of the Growth and Small Cap U.S. Equity Team.  An employee since 1982, Chris has had fund management and analytical responsibilities on the small cap team since 1986.  He has served as the team’s chief investment officer since 1993 and has headed JPMorgan’s Growth investments since 2006.  He holds an M.A. in history from Cambridge University and is a member of both the New York Society of Security Analysts and The CFA Institute.  He is a CFA charterholder.

Tim Parton, managing director, is a portfolio manager in the U.S. Equity Group.  Tim has been managing the Mid Cap Growth strategy since 2001 and the Multi Cap Growth strategy since 2005.  An employee since 1986, Tim has managed a variety of small and mid cap portfolios.  Tim obtained a BSc in economics and accounting from the University of Bristol.  He is a member of the New York Society of Security Analysts and the CFA Institute.  He is also a CFA charterholder and NASD Series 66 licensed.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A and B

Investment Objective.  The investment objective of the JNL/JPMorgan U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:

(i)	U.S. treasury obligations;
(ii)	obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government;
(iii)
mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.  Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

(iv)
mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

(v)
collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government;

(vi)	repurchase agreements collateralized by any of the foregoing; and
(vii)	other investments (such as derivatives contracts) related to those listed above.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages.  A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security.  Shares of the Fund are not insured or guaranteed by the U.S. government, its agencies or instrumentalities.  The Fund may also invest in high-quality corporate debt securities.

The Sub-Adviser seeks to add value by actively managing the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  In selecting mortgage-backed securities for the Fund, the Sub-Adviser determines a security’s average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	Managed portfolio risk
•	Mortgage-related and other asset-backed risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Leverage risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/JPMorgan U.S. Government & Quality Bond Fund is J.P. Morgan Investment Management Inc. (“JPMorgan”), with principal offices at 270 Park Avenue, New York, NY 10017.  JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide.  As of December 31, 2012, JPMorgan and its affiliates had approximately $1.4 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Michael Sais, Managing Director of JPMorgan. Mr. Sais is a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Additionally, he is a member of the Columbus Taxable Bond Team where he has served as lead manager for the JPMorgan Ultra Short-Term Bond Fund since 1995 and Government Bond Products since 1996.  Mr. Sais joined the firm in 1994 as a senior fixed income research analyst responsible for the valuation and analysis of the mortgage-backed securities market.  Prior to this, he served as senior investment portfolio manager of Valley National Bank of Phoenix, where he was responsible for the management of the bank’s $2.2 billion investment portfolio.  Mr. Sais began his career with Citibank in San Juan, Puerto Rico, as an asset/liability manager and eurodollar trader.  He obtained a B.S. and an M.B.A, both in finance, from Indiana University.  Mr. Sais is also a CFA charterholder and member of The CFA Institute as well as the CFA Society of Columbus.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Lazard Emerging Markets Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries.

Emerging market countries include, but are not limited to, all countries represented by the MSCI Emerging Markets Index.  The Index includes, but is not limited to, the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The Sub-Adviser has expertise in managing relative value and relative growth emerging markets equity strategies and may allocate assets to relative value and relative growth investment strategies.  In the emerging markets relative value strategy, assets are invested in companies that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.  In the emerging markets relative growth strategy, the Sub-Adviser employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection.  The philosophy is implemented by assessing the trade-off between forward earnings growth rates and valuations for an individual security.  The Sub-Adviser’s approach consists of an analytical framework, accounting validation, fundamental analysis, and portfolio construction parameters.

The Sub-Adviser will make allocation decisions between the strategies based on quantitative and qualitative analysis through proprietary software models.  Quantitative analysis includes, among others, statistical analysis of portfolio risks, factor dependencies and trading tendencies.  Qualitative analysis includes, among others, analysis of the global economic environment as well as internal and external research on individual securities, portfolio holdings, attribution factors, behavioral patterns, and overall market views and scenarios.

The allocation of the Fund’s assets among emerging market countries may shift from time to time based on the Sub-Adviser’s judgment and its analysis of market conditions.  However, the Fund is likely to focus on companies in Latin America, the Pacific Basin, and Eastern Europe.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Country/Regional risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  While the portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns.  However, there is a risk that these transactions may reduce returns or increase volatility.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Investment style risk
•	Market risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Emerging Markets Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112.  Lazard is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

John R. Reinsberg is a Deputy Chairman with responsibility for international and global strategies. He is also a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, John was Executive Vice President with General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. John has an MBA from Columbia University and a BA from the University of Pennsylvania. He is a member of the University of Pennsylvania School of Arts and Sciences Board of Overseers, the University of Pennsylvania Huntsman Program Advisory Board, the Board of Directors of the Alliance for Cancer Gene Therapy, the Board of Directors of The Jewish Museum, as well as the Board of Directors of the U.S. Institute (Institutional Investor).

James Donald is a Portfolio Manager/Analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. He began working in the investment field in 1985. Prior to joining Lazard in 1996, James was a Portfolio Manager with Mercury Asset Management. He has a BA (Hons) in history from the University of Western Ontario.

Rohit Chopra is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis.  He began working in the investment field in 1996. Prior to joining the Firm in 1999, Rohit was with Financial Resources Group, Deutsche Bank and Morgan Stanley, Dean Witter, Discover Company. He has a BS in Finance and Information Systems from New York University and also studied at the London School of Economics and Political Science.

Erik McKee is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on the materials and industrials sectors.  He began working in the investment field in 1996.  Prior to joining Lazard in 1999, he was with Bank of America and Unibanco in Sao Paulo, Brazil.  Erik has a BA in International Finance from Brown University. He also studied history at the Sorbonne in Paris.

Jai Jacob is a Portfolio Manager/Analyst, leading the Lazard Multi Strategy investment team. Prior to joining the Multi Strategy investment team, Jai worked in Global Risk Management, Fixed Income, Quantitative Technology and Settlements. He led the development of Lazard’s proprietary Risk Analysis system, and has built quantitative analytical tools for over 40 Lazard investment strategies. Jai began working in the investment field in 1998 upon joining Lazard. He has a BA in English from Cornell University.

Kevin O'Hare is a Portfolio Manager/Analyst on the Developing Markets Equity team, focusing on the technology, health care, telecommunications and consumer discretionary sectors. He began working in the investment field in 1991. Prior to joining Lazard in 2001, Kevin was with Merrill Lynch, and Moore Capital Management. Kevin has an MBA in Finance from St. John's University and a BS in Finance from King's College.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Lazard Mid Cap Equity Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.  The Fund typically invests in securities, with a market capitalization within the range of the Russell MidCap® Index at the time of purchase.  As of December 31, 2012, the market capitalization range for the Russell MidCap® Index was $317 million to $21.4 billion.   The Russell MidCap® Index is composed of selected common stocks of medium-size U.S. companies.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed income securities.  In searching for undervalued medium capitalization stocks, the Sub-Adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The Sub-Adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell MidCap® Index.  The Sub-Adviser may sell a security for any of the following reasons:

•	Its price rises to a level where it no longer reflects value (target valuation);
•	The underlying investment assumptions are no longer valid;
•	Portfolio management changes its direction; and/or
•	External events occur (e.g., changes in regulation, taxes and competitive position).

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs risk
•	Managed portfolio risk
•	Mid-capitalization investing risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Market risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Mid Cap Equity Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis by Christopher Blake, Daniel Breslin, Andrew Lacey, Robert A. Failla, and Martin Flood.  Mr. Blake has been with Lazard since 1995.  Mr. Blake is a Managing Director of Lazard.  Mr. Breslin is a Director of Lazard and has been with Lazard since 2002.  Mr. Lacey has been with Lazard since 1996.  He is a portfolio manager and Deputy Chairman of Lazard.  Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively. Mr. Failla is a Managing Director and portfolio manager and has been with Lazard since 2003.  Mr. Flood is a Portfolio Manager/Analyst for various U.S. equity strategies and focuses on client communications. In addition, Martin is a Portfolio Manager/Analyst for the U.S. Equity Select (PCG) strategy, which focuses on after tax returns for private clients. He began working in the investment field in 1993. Prior to joining Lazard in 1996, Martin was a Senior Accountant with Arthur Andersen LLP. He has a BS in accounting from St. John’s University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/M&G Global Basics Fund
Class A and B

Investment Objective.  The investment objective of the JNL/M&G Global Basics Fund is to maximize long-term capital growth.

Principal Investment Strategies.  The Fund seeks to invest in companies operating in basic industries (“primary” and “secondary” industries) as further described below and also in companies that service these industries.  The Fund may also invest in other global equities.

The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Sub-Adviser seeks to identify companies that exhibit the following qualities: strong competitive edge and sustainable market share (e.g. leadership in a niche market, natural barriers to entry, technological advantage); a proven business model; financial strength (e.g. strong balance sheet, good revenue growth); and attractive valuations.  Detailed, qualitative research is used, and importance is placed upon face-to-face company meetings and visits. The visits are used to identify industry themes and trends as well as to assess the quality of the company and its management.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Managed portfolio risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Market risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/M&G Global Basics Fund is M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Graham French, Global Fund Equity Manager, joined MAGIM in 1989 as a graduate from Durham University where he studied geography. He manages two global equity funds, including MAGIM’s proprietary fund, the M&G Global Basics Fund, and also an MAGIM fund of funds. Mr. French was instrumental in the design and development of the investment strategy of MAGIM’s proprietary Global Basics Fund and has managed the fund since its launch in November 2000.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/M&G Global Leaders Fund
Class A and B

Investment Objective.  The investment objective of the JNL/M&G Global Leaders Fund is to maximize long-term total return (the combination of income and growth of capital).  The Fund invests in a wide range of global equities issued by companies that the Sub-Adviser considers to be, or have the potential to be, leading in their field in terms of improving shareholder value.

Principal Investment Strategies.  The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.  The Fund has a clearly defined active investment approach, focused exclusively on individual stock selection decisions and driven by fundamental company analysis.  The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.  Companies are identified by the Sub-Adviser using a comprehensive research process and the full range of the Sub-Adviser’s equity expertise. The Sub-Adviser selects the companies to include in the portfolio, supported by a risk management process designed to ensure the appropriate risks are being taken by the Fund.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Managed portfolio risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Market risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/M&G Global Leaders Fund is M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Aled Smith joined MAGIM in December 2000 as a global equity fund manager. Before joining MAGIM, Mr. Smith worked at J.P. Morgan Asset Management for eight years, four of these as a specialist senior analyst for the media sector. Prior to joining J.P. Morgan Asset Management, he was an actuarial consultant for Coopers & Lybrand from 1989 to 1992. Mr. Smith graduated from Lincoln College, Oxford University, in 1989 with a BA in mathematics. He is a CFA charterholder.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Mellon Capital 10 x 10 Fund
(formerly, JNL/Mellon Capital Management 10 x 10 Fund)
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital 10 x 10 Fund is capital appreciation and income.

Principal Investment Strategies. The Fund seeks to achieve its objective by initially allocating in the following Funds:

➢	50% in the Class A shares of the JNL/Mellon Capital JNL 5 Fund*;
➢	10% in the Class A shares of the JNL/Mellon Capital S&P 500 Index Fund*;
➢	10% in the Class A shares of the JNL/Mellon Capital S&P 400 MidCap Index Fund*;
➢	10% in the Class A shares of the JNL/Mellon Capital Small Cap Index Fund*;
➢	10% in the Class A shares of the JNL/Mellon Capital International Index Fund*; and
➢	10% in the Class A shares of the JNL/Mellon Capital Bond Index Fund*.

* The Funds are referred to as the “Underlying Funds” and are also described in this Prospectus and in the Prospectus of JNL Variable Fund LLC.

The Fund expects to rebalance its assets to the allocation weights specified above for each Underlying Fund every January. Between rebalance dates, when cash inflows and outflows require, the Fund purchases and sells shares of the six Underlying Funds according to the approximate current percentage relationship among the Underlying Funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Derivatives risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Index investing risk
•	License termination risk
•	Limited management, trading cost and rebalance risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Leverage risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Prepayment risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the JNL/Mellon Capital 10 x 10 Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $106.7 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed by William Harding, who is responsible for setting the allocations made to the Fund and the application of the Fund’s strategy.

Mr. Harding is Vice President, Head of Investment Management for JNAM since October 2012.  Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research.  Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 13 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation.  Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business.  He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Mellon Capital Index 5 Fund
(formerly, JNL/Mellon Capital Management Index 5 Fund)
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Index 5 Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by initially allocating in the following Funds:

•	20% in the JNL/Mellon Capital S&P 500 Index Fund*;
•	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund*;
•	20% in the JNL/Mellon Capital Small Cap Index Fund*;
•	20% in the JNL/Mellon Capital International Index Fund*; and
•	20% in the JNL/Mellon Capital Bond Index Fund*.

* The Funds are referred to as the “Underlying Funds” and are also described in this Prospectus.

The Fund expects to rebalance its assets to the allocation weights specified above for each Underlying Fund every January. Between rebalance dates, when cash inflows and outflows require, the Fund purchases and sells shares of the five Underlying Funds according to the approximate current percentage relationship among the Underlying Funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Deriviatives risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Index investing risk
•	Interest rate risk
•	License termation risk
•	Limited management, trading cost and rebalance risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Leverage risk
•	Liquidity risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the JNL/Mellon Capital Index 5 Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $ 106.7 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed by William Harding, who is responsible for setting the allocations made to the Fund and the application of the Fund’s strategy.

Mr. Harding is Vice President, Head of Investment Management for JNAM since October 2012.  Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research.  Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 13 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation.  Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business.  He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Mellon Capital Emerging Markets Index Fund
(formerly, JNL/Mellon Capital Management Emerging Market Index Fund)
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Emerging Markets Index Fund is to to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Principal Investment Strategies.  The Fund seeks to invest under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”).

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that comprise the Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund will generally give the same weight to a given stock as the Index does.  However, when the Sub-Adviser believes it is in the best interest of the Fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the Sub-Adviser may cause the Fund’s weighting of a stock to be more or less than the Index’s weighting of the stock.  The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index, or buy securities that are not yet represented in the Index in anticipation of their addition to the Index.  The Fund does not hedge its exposure to foreign currencies.  However, the Fund may use forward contracts to lock-in exchange rates for portfolio securities that are purchased or sold, but awaiting settlement.  These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

When replicating the Index, portfolio turnover is typically limited to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the Index in proportion to the weighting in the Index.  To the extent that the Fund seeks to replicate the Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between Fund and Index performance may be affected by changes in securities markets and changes in the composition of the Index.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.  In addition, the Fund may also invest in exchange-traded funds.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also so concentrated.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Counterparty and settlement risk
•	Country/Regional risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Exchange traded funds investing risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Industry concentration risk
•	Index investing risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Risks of investments in Russia

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Mellon Capital Emerging Markets Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2009 to managing director.  Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds.  Ms. Wong holds a M.B.A from San Francisco State University and has 14 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 17 years of investment experience.  Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 30 years of investment experience, and 13 years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios. He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.   Mr. Durante has been a manager of the Fund since 2009.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Mellon Capital European 30 Fund
(formerly, JNL/Mellon Capital Management European 30 Fund)
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital European 30 Fund is to provide capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 companies are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 18, 2011, the MSCI Europe Index consists of stocks from the following 16 developed markets: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.  The population of stocks is divided into the following country groupings:

1.	United Kingdom;
2.	Austria, Germany, Netherlands, Switzerland;
3.	Denmark, Finland, Norway, Sweden; and
4.	Belgium, France, Greece, Ireland, Italy, Portugal, Spain

The 30 companies are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts’ covering the stock) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 companies with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  The number of companies selected from each country grouping is based on the aggregate market capitalization of each country grouping relative to the total market capitalization on the Stock Selection Date. The final selections from each grouping are made from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Europe Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the European 30 Fund to invest more than 25% of the European 30 Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the European 30 Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign regulatory risk
•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Managed portfolio risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	European investing risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital European 30 Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 14 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 17 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research, and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 30 years of investment experience, and 13 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Mellon Capital Pacific Rim 30 Fund
(formerly, JNL/Mellon Capital Management Pacific Rim 30 Fund)
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Pacific Rim 30 Fund is to provide capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 companies are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 18, 2011, the MSCI Pacific Index consisted of the following 5 developed market countries: Australia, Hong Kong, Japan, New Zealand, and Singapore. The population of stocks is divided into the following country groupings:

1.	Japan; and
2.	Australia, Hong Kong, New Zealand, and Singapore

The 30 companies are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts covering the stocks) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 companies with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  Fifteen companies are selected from each country grouping on the Stock Selection Date from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Pacific Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Pacific Rim 30 Fund to invest more than 5% of the Pacific Rim 30 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Pacific Rim 30 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign regulatory risk
•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Managed portfolio risk
•	Non-diversification risk
•	Pacific Rim investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Pacific Rim 30 Fund is Mellon Capital, located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 14 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 17 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research, and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 30 years of investment experience, and 13 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Mellon Capital S&P 500 Index Fund
(formerly, JNL/Mellon Capital Management S&P 500 Index Fund)
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in large-capitalization company securities.  The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  As of December 31, 2012, the market capitalization range of the S&P 500 Index is $1.45 billion to $501.4 billion.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, investor contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the S&P 500 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index.  To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in financial futures, a type of derivative, that may be used to obtain exposure, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As an indexed portfolio the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Index investing risk
•	License termination risk
•	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor’s to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks.  Each stock in the S&P 500 Index is weighted by its float adjusted market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leverage risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital S&P 500 Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 14 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 17 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research, and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 30 years of investment experience, and 13 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Mellon Capital S&P 400 MidCap Index Fund
(formerly, JNL/Mellon Capital Management S&P 400 MidCap Index Fund)
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  As of December 31, 2012, the market capitalization range of the S&P MidCap 400 Index is $494.6 million to $16.5 billion.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the S&P MidCap 400 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P MidCap 400 Index in proportion to the weighting in the S&P MidCap 400 Index.  To the extent that the Fund seeks to replicate the S&P MidCap 400 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P MidCap 400 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between the Fund and S&P MidCap 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P MidCap 400 Index.

The Fund may invest in financial futures, a type of derivative, that may be used to obtain exposure, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As an indexed portfolio the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Index investing risk
•	License termination risk
•	Managed portfolio risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P MidCap 400 Index. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor’s to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks included in the S&P MidCap 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy.  Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P MidCap 400 Index is weighted by its float adjusted market capitalization (or the stock’s price multiplied by the number of shares outstanding adjusted for float, as the S&P MidCap 400 Index is considered a capitalization-weighted index.)  The inclusion of a stock in the S&P MidCap 400 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leverage risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital S&P 400 MidCap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 14 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 17 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research, and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 30 years of investment experience, and 13 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Mellon Capital Small Cap Index Fund
(formerly, JNL/Mellon Capital Management Small Cap Index Fund)
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.  To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.  As of December 31, 2012, the market capitalization range for the Russell 2000 Index was $28 million to $4.78 billion.

The Fund may invest in financial futures, a type of derivative, that may be used to obtain exposure, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As an indexed portfolio the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Index investing risk
•	License termination risk
•	Managed portfolio risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Russell 2000 Index. The Russell 2000 Index is composed of approximately 2000 common stocks that are selected by the Russell Investments to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks that are included in the Russell 2000 Index are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy.  These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks.  Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index.  The Russell 2000 Index is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market.  Each stock in the Russell 2000 Index is weighted by its float adjusted market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000 Index).

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leverage risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Small Cap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 14 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 17 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research, and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 30 years of investment experience, and 13 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

JNL/Mellon Capital International Index Fund
(formerly, JNL/Mellon Capital Management International Index Fund)
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Principal Investment Strategies.  The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE® Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index.  To the extent that the Fund seeks to replicate the MSCI EAFE Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the MSCI EAFE Index may be anticipated in both rising and falling markets.

To implement this strategy, the Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.  In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the MSCI EAFE Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As an indexed portfolio the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Index investing risk
•	License termination risk
•	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The MSCI EAFE Index. The MSCI EAFE Index is comprised of common stocks including, but not limited to, the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets.  Stocks included in the MSCI EAFE Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy.  Aggregate market value and trading activity are also considered in the selection process.  The inclusion of a stock in the MSCI EAFE Index in no way implies that MSCI, Inc. believes the stock to be an attractive investment, nor is MSCI, Inc. in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Leverage risk
•	Liquidity risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital International Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 14 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 17 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research, and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 30 years of investment experience, and 13 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Mellon Capital Bond Index Fund
(formerly, JNL/Mellon Capital Management Bond Index Fund)
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed income investments.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Barclays Capital U.S. Aggregate Bond Index through statistical procedures.  Bonds are selected based on their characteristics to create a portfolio that profiles the Index.  The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund’s composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

The Fund can invest in a number of different kinds of “derivative” instruments to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As an indexed portfolio the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Index investing risk
•	Interest rate risk
•	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Leverage risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Bond Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

Zandra  Zelaya is a Director, Senior Portfolio Manager, Fixed Income team at Mellon Capital and has been involved with the portfolio since its inception.  She joined Mellon Capital in 1997 as an equity trading assistant.  In 1999 she was promoted to Associate Portfolio Manager and promoted to Senior Portfolio Manager in 2002.  She was promoted to Director in 2009.  Prior to joining Mellon Capital she worked as client support for fixed income analytics and managed the data analytics department at Gifford Fong Associates.  Ms. Zelaya attained the Chartered Financial Analyst (“CFA”) designation. She graduated with a BS from California State University, Hayward, California. She has over 17 years of investment experience.

Gregg Lee is a Vice President, Senior Portfolio Manager, Fixed Income and has been involved with the portfolio since its inception.  He joined Mellon Capital in 1989 as an equity indexing portfolio manager and after just over a year, transferred to the fixed income department.  Mr. Lee is responsible for managing various fixed income index funds with a focus on the MBS sector, with a prior focus on the corporate and government sectors.  Prior experience includes managing and trading domestic and international active fixed income portfolios with a focus on the Active Core and Core Plus strategies.  Mr. Lee graduated with a B.S. from University of California at Davis in Managerial Economics. Mr. Lee has 23 years of investment experience. Mr. Lee is a member of the CFA Institute and the CFA Society of San Francisco.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Mellon Capital Global Alpha Fund
(formerly, JNL/Mellon Capital Management Global Alpha Fund)
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Global Alpha Fund is to seek total return.

Principal Investment Strategies.  To achieve this objective, the Fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years.  The Fund is not managed to a benchmark index.  Rather than managing to track a benchmark index, the Fund seeks to provide returns that are largely independent of market moves.

The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed income securities.  The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.  The Fund ordinarily invests in at least three countries.  The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund’s portfolio managers to implement investment decisions quickly and cost-effectively.  The Fund will use futures and options as a substitute for long and short investments in conventional securities and currencies.  The Fund also will invest in fixed income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The Fund’s Sub-Adviser seeks to deliver value added excess returns (“alpha”) by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets.  Active investment decisions to take long or short positions in individual country, equity, bond, and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world.  To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies.  The portfolio managers have considerable latitude in allocating the Fund’s assets and in selecting derivative instruments and securities to implement the Fund’s investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class.  The Fund’s portfolio will not have the same characteristics as its performance baseline benchmark – the Citibank 30-Day Treasury Bill Index – because the Fund seeks excess return above the benchmark.  The portfolio managers also assess and manage the overall risk profile of the Fund’s portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive expected returns for stocks, bonds, and currencies in each country. The models then incorporate the risk and correlation of those assets with robust risk controls in order to come up with a portfolio that is expected to produce positive returns that have a low correlation with major markets.  The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among long-term government bond markets.  The most relevant long-term bond yield within each country serves as the expected return for each bond market.  The portfolio managers tend to favor developed countries whose bonds have been identified as offering greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country’s equities and bonds.  When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the “risk premium” within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier.  The portfolio managers then determine the allocation of the Fund’s assets between the country’s equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may “sell short” securities and other instruments that it does not own, with the intention of purchasing them back later at a lower price, enabling the fund to profit if prices fall.  The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short.  Short-selling is considered “leverage” and involves unlimited risk.  The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity-linked derivatives risk
•	Commodity-linked notes risk
•	Commodities regulatory and tax risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward foreign currency exchange contracts risk
•	Interest rate risk
•	Managed portfolio risk
•	Non-diversification risk
•	Swaps risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Industry concentration risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk
•	Market risk
•	Short sales risk
•	Tax risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Global Alpha Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Vassilis Dagioglu is a Managing Director, Head of Asset Allocation at Mellon Capital. He has a total of 14 years of investment experience and has been with Mellon Capital for 13 years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 21 years of investment experience and has been with Mellon Capital for 14 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
(formerly, JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund)
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund is to match the performance of the Dow Jones U.S. Contrarian Opportunities Index.  The Fund is constructed to mirror the Dow Jones U.S. Contrarian Opportunities Index to systematically measure the performance of stocks that lag behind the broader market in terms of recent performance, but that outrank their peers based on fundamentals-based and other qualitative criteria.

Principal Investment Strategies.   The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of  the Dow Jones U.S. Contrarian Opportunities Index (“Index”).  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Contrarian Opportunities Index is $138.4 million to $228.2 billion.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index.  This approach is called “replication.”  When replicating an index such as the Dow Jones U.S. Contrarian Opportunities Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the Dow Jones U.S. Contrarian Opportunies Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the Index in proportion to the weighting in the Index.  To the extent that the Fund seeks to replicate the Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between the Fund and Index performance may be affected by changes in securities markets and changes in the composition of the Index.

The Index screens the entire Dow Jones U.S. Broad Stock Market Index, which comprises the 2,500 largest U.S. stocks by float-adjusted market capitalization.  These 2,500 stocks are screened to identify those 1,250 stocks with the lowest relative three-year trailing total returns.  Next, the bottom 5% of stocks in terms of market-capitalization are removed from consideration.  The remaininga pool is ranked according to ten qualitative selection factors.  All ten ranks are combined to form one score.  The index is comprised of the 125 top-scoring stocks from this pool.  These index components are equally weighted to prevent concentration in any single issue.  To promote sector diversification, the weights of sectors are capped at 30% during each index rebalancing.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As an indexed portfolio the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Industry concentration risk
•	Investment strategy risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director.  Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds.  Ms. Wong holds a M.B.A from San Francisco State University and has 14 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 17 years of investment experience.  Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 30 years of investment experience, and 13 years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds.  Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.   Mr. Durante has been a manager of the Fund since inception.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report dated December 31, 2011.

JNL/Mellon Capital Utilities Sector Fund
Class A and B

Investment Objective.  The objective of the JNL/Mellon Capital Utilities Sector Fund (“Utilities Sector Fund”) is total return through capital appreciation and dividend income.

Principal Investment Strategies.  The Utilities Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Utilities Index. The Utilities Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  The Utilities Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Utilities Index in proportion to their market capitalization weighting in the Dow Jones US Utilities Index.  When replicating a capitalization-weighted index such as the Dow Jones US Utilities Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the Dow Jones US Utilities Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones US Utilities Index.  As of December 31, 2012, the market capitalization range of the Dow Jones US Utilities Index was $864.5 million to $49.2 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Utilities Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Utilities sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Government regulatory risk
•	Index investing risk
•	Industry concentration risk
•	Mid-capitalization investing risk
•	Market risk
•	Non-diversification risk
•	Small cap investing risk
•	Utilities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments.  Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials.  In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Utilities Sector Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act.  The Utilities Sector Fund may also invest to some degree in money market instruments.

The performance of the Utilities Sector Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of this Fund.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Company risk
•	Foreign regulatory risk
•	License termination risk
•	Limited management, trading cost and rebalance risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Utilities Sector Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Mellon Capital Utilities Sector Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2009 to managing director.  Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds.  Ms. Wong holds a M.B.A from San Francisco State University and has 14 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 17 years of investment experience.  Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 30 years of investment experience, and 13 years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios. He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.   Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report dated December 31, 2012.

JNL/Morgan Stanley Mid Cap Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Morgan Stanley Mid Cap Growth Fund is to seek long-term capital growth.

Principal Investment Strategies.  Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid cap companies. The Portfolio may also use derivative instruments as discussed in this prospectus.  These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Sub-Adviser seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell MidCap® Growth Index.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries. The Sub-Adviser considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in that country.  By applying these tests, it is possible that a particular company could be deemed to be from more than one country.  The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis.  The Sub-Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Sub-Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

In accordance with the Fund’s investment strategy of investing in mid cap companies, the capitalization range of securities in which the Fund may invest is consistent with the capitalization range of the Russell Midcap® Growth Index, which as of December 31, 2012 was between $ 403.7 million and $ 23.2 billion. The market capitalization limit is subject to adjustment annually based upon the Sub-Adviser’s assessment as to the capitalization range of companies which possess the fundamental characteristics of mid cap companies. The Fund may invest in convertible securities. The Fund may also invest in privately placed and restricted securities.  The Fund may invest in foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Convertible securities risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward foreign currency exchange contracts risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Privately placed securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Fixed income risk
•	Foreign exchange and currency derivatives trading risk
•	Forward and futures contract risk
•	Hedging investments risk
•	Investments in IPOs risk
•	Real estate investment risk
•	Swaps risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Morgan Stanley Mid Cap Growth Fund is Morgan Stanley Investment Management Inc. (“MSIM”).  MSIM, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Sub-Adviser. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2012, the Sub-Adviser, together with its affiliated asset management companies, had approximately $338.1 billion in assets under management or supervision.

The Sub-Adviser makes investment decisions for the Fund and places the Fund’s purchase and sales orders.

The Fund is managed by members of the Growth team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are Dennis P. Lynch, David S. Cohen, Jason C. Yeung and Sam G. Chainani, each a Managing Director of the Sub-Adviser, and Alexander T. Norton and Armistead B. Nash, each an Executive Director of the Sub-Adviser.

Mr. Lynch is the lead portfolio manager of the Fund.  Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund.

Mr. Lynch has been associated with the Sub-Adviser in an investment management capacity since 1998.  Mr. Cohen has been associated with the Sub-Adviser in an investment management capacity since 1993.  Mr. Chainani has been associated with the Sub-Adviser in an investment management capacity since 1996.   Mr. Norton has been associated with the Sub-Adviser in an investment management capacity since 2000.  Mr. Yeung has been associated with the Sub-Adviser in an investment management capacity since 2002.  Mr. Nash has been associated with the Sub-Adviser in an investment management capacity since 2002.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report dated December 31, 2011.

JNL/Neuberger Berman Strategic Income Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to seek high current income with a secondary objective of long-term capital appreciation.

Principal Investment Strategies.  To pursue its goal, the Fund invests primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans. Securities in which the Fund may invest may be structured as fixed rate debt; floating rate debt; and debt that may not pay interest at the time of issuance.

The Fund may invest in debt securities across the credit spectrum, including investment grade securities, below investment grade securities and unrated securities, and may invest without limit in below investment grade securities (“high yield bonds,” commonly called “junk bonds”). The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are deemed by the Portfolio Managers to be of comparable quality. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments.

The Fund may also invest without limit in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund may also invest without limit in foreign securities, but normally will not invest more than 25% of its total assets at the time of investment in obligations of issuers in emerging market countries. The Fund defines emerging market countries as those countries included in the JP Morgan Emerging Markets Bond Index-Global Diversified Index.

Additionally, the Fund may invest in convertible securities and preferred securities. The Fund may also engage in when-issued and delayed delivery transactions (such as to-be-announced mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued at a later date. The Fund may also hold short-term securities including cash, cash equivalents and other debt obligations.

The Fund may invest in debt securities of any maturity and does not have a target average duration.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

Investment Philosophy and Process.  The Sub-Adviser’s investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the unique strengths of its proprietary fundamental research capabilities, decision-making frameworks, and quantitative risk management tools.  The Sub-Adviser employs an integrated investment process in managing the Fund.

•
Portfolio Strategy: The Global Investment Strategy Team, which consists of the portfolio management team and other senior investment professionals, establishes the investment profile for the Fund, which its monitors on an ongoing basis, including exposures to sectors (such as government, structured debt, credit, etc.) and duration/yield curve positioning, utilizing internally generated data that are produced by specialty sector investment teams in conjunction with asset allocation tools.

•
Strategy Implementation: Once the Global Investment Strategy Team establishes the investment profile for the Fund, the research teams and the portfolio management team determine industry/sub-sector weightings and make securities selections within the types of securities that the Fund can purchase, such as investment grade securities, below investment grade securities, emerging market securities and non-U.S. dollar denominated securities.

When assessing the worth of a particular security, the team utilize internally generated research and proprietary quantitatively driven tools and frameworks to a) establish an internal outlook, b) evaluate the market’s outlook as it is reflected in asset prices, and c) contrast the two.  The goal is to identify and evaluate investment opportunities that other may have missed.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Call risk
•	Credit risk
•	Currency risk
•	Currency transaction risks
•	Derivatives risk
•	Emerging markets risk
•	Extension risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Illiquid securities risk
•	Interest rate risk
•	Loans risk
•	Managed portfolio risk
•	Prepayment risk
•	Sector risk
•	U.S. Government securities risk
•	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Prior Performance of a Related Fund. Past performance of the Fund has not been included as the Fund has less than one calendar year of performance .  The Neuberger Berman Strategic Income Portfolio (“Related Fund”) has substantially similar investment objectives, policies and investment strategies as the Fund, and both funds are managed by Neuberger Berman Fixed Income LLC.

Historical performance of the Related Fund is shown below and shows how this performance compares with those of a broad measure of market performance.  This performance data is not the performance of the Fund and should not be considered a substitute for past performance or an indication of future performance of the Fund. The Related Fund performance figures shown below reflect the deduction of the historical fees and expenses paid by the Related Fund and not those paid by the Fund.  The fees deducted for the Related Fund Class C shares are higher than the expenses incurred by the Fund.  If expenses of the Fund had been deducted instead, the performance results of the Related Fund would have been higher.  In addition, the Related Fund performance does not reflect Contract fees or charges imposed by Jackson National Life Insurance Company/Jackson National Life Insurance Company of New York.  Investors should refer to the separate account prospectus for information describing the Contract fees and charges.  These fees and charges will lower the Fund’s performance.  The Related Fund performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

The Fund and the Related Fund are expected to hold similar securities.  However, their investment results are expected to differ due to differences in asset size and cash flow resulting from purchases and redemptions of the Fund shares which may result in different security selections, differences in the relative weightings of securities, differences in the price paid for particular portfolio holdings, and differences relating to certain tax matters.

These differences do not alter the conclusion that the Fund has substantially similar investment objectives, policies and strategies as the Related Fund.  The information presented may help provide an indication of the Fund’s risks by showing how a similar mutual fund has performed historically.  The performance of the Related Fund, however, is not the performance of the Fund, and you should not assume that the Fund will have the same performance as the Related Fund.

The chart below shows performance information derived from historical performance of the Related Fund.  It compares the Related Fund’s average annual total returns to that of a broad-based securities market index that is unmanaged. The Related Fund’s average annual returns reflect deduction of current maximum initial sales charge of 4.25% for Class A shares and applicable contingent deferred sales charges (CDSC) for Class C shares.  The maximum CDSC for Class C shares is 1%, which is redulced to 0% after 1 year.

Related Fund Performance For Periods Ended December 31, 2012

Average Annual Returns As Of December 31, 2012 *
	Neuberger Berman Strategic Income Fund (Class C)	Neuberger Berman Strategic Income Fund (Class A)	Barclays Capital U.S. Aggregate Index
1 year	9.80%	6.85%	4.21%
5 years	8.56%	8.40%	5.95%
Since Inception (7/11/2003)	8.05%	7.97%	5.08%

* The performance prior to December 20, 2007 is that of the Fund’s Institutional Class. Because the Institutional Class has lower expenses than Class A and Class C, its performance typically would have been better than that of Class A and Class C.

Related Fund performance is presented net of all fees and reflects reinvestment of dividends and capital gains.  Past performance does not guarantee future results.  Actual performance will vary depending on the size of the portfolio and applicable fee schedule.

The Barclays Capital U.S. Aggregate Index is an unmanaged index that represents the U.S. domestic investment grade bond market. It is comprised of the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base.  The Fund may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Neuberger Berman Strategic Income Fund is Neuberger Berman Fixed Income LLC (“NBFI”), located at 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603. Pursuant to an investment advisory agreement, NBFI is responsible for choosing the Fund’s investments and handling its day-to-day business. NBFI carries out its duties subject to the policies established by the Board of Trustees. Together, the Neuberger Berman affiliates manage approximately $205 billion in total assets (as of 12/31/2012) and continue an asset management history that began in 1939.

The Fund is managed by a team consisting of the following Portfolio Managers, each of whom has managed the Fund since its inception in April 2012:

Thanos Bardas, Managing Director, joined the predecessor firm to NBFI in 1998.  Thanos serves as a co-portfolio manager on multiple fixed income portfolios.  He is a member of the fixed income investment team setting overall portfolio strategy and serves on specialty investment grade teams.  Thanos graduated with honors from Aristotle University, Greece, earned his MS from the University of Crete, Greece, and holds a PhD in Theoretical Physics from State University of New York at Stony Brook.

David M. Brown, Managing Director, re-joined the predecessor firm to NBFI in January 2003.  Dave is Head of Investment Grade Corporate Strategies and the Head of Corporate Trading.  He is a member of the Investment Grade Strategy Committee and is responsible for determining credit exposures across various portfolio strategies and for managing the credit trading group.  Dave initially joined the firm in 1991 after graduating from the University of Notre Dame with a BA in Government and subsequently received his MBA in Finance from Northwestern University.  Prior to his return, he was a senior credit analyst at Zurich Scudder Investments and later a credit analyst and portfolio manager at Deerfield Capital.  Dave has been awarded the Chartered Financial Analyst designation.

Andrew A. Johnson, Managing Director, joined the predecessor firm to NBFI in 1989.  Andy is the Head of Investment Grade Fixed Income and lead portfolio manager for multiple core bond portfolios.  He is the Chief Investment Officer for investment grade strategies with responsibility for the overall direction of the investment process and research.  Andy leads the senior investment team that sets overall portfolio strategy, and serves on numerous investment grade sector specialty teams.  He is also a member of Neuberger Berman’s Fixed Income Board of Directors.  Prior to joining the firm, Andy was a manager of financial planning and analysis at Illinois Bell.  Previously, he had been an R&D engineer at Northrop Defense Systems Division.  Andy earned his BS and MS degrees in Electrical Engineering at the Illinois Institute of Technology and his MBA from the University of Chicago.

Bradley C. Tank, Managing Director, joined the predecessor firm to NBFI in 2002 after 23 years of experience in trading and asset management. Brad is the Chief Investment Officer and Global Head of Fixed Income. He is a member of the firm’s Senior Management Committee and Asset Allocation Committee. From 1990 to 2002, Brad was director of fixed income for Strong Capital Management in Wisconsin. He was also a member of the Office of the CEO and headed institutional and intermediary distribution. In 1997, Brad was named “Runner Up” for Morningstar Mutual Fund Manager of the Year. From 1982 to 1990, he was a vice president at Salomon Brothers in the government, mortgage and financial institutions areas. Brad earned a BBA and an MBA from the University of Wisconsin.

Thomas J. Marthaler,   CFA, Managing Director, joined NBFI in 2006. Tom is a Portfolio Manager/Client Specialist on the Investment Grade Fixed Income Team. Prior to joining the firm, Tom served as executive vice president and CIO for North American Fixed Income at ABN AMRO Asset Management, and its predecessor firm, Chicago Title and Trust. His career began in 1981 in fixed income and includes trading, research, portfolio management, client service and product management.  He earned a BA from the University of St. Thomas and an MBA from Loyola University in Chicago. In addition, Tom has been awarded the Chartered Financial Analyst designation.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report dated December 31, 2011.

JNL/Oppenheimer Global Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

Principal Investment Strategies.  The Fund attempts to achieve its objective by investing mainly in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States).  Typically, the Fund invests in a number of different countries.

The portfolio manager primarily looks for U.S. and foreign companies with high growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations, product development, and industry position. The portfolio manager also evaluates factors affecting particular industries, market trends and general economic conditions.

The portfolio manager currently focuses

s tocks of small-, medium- and large-cap growth oriented companies worldwide ,
c ompanies that stand to benefit from global growth trends at attractive valuations ,
b usinesses with strong competitive positions and high demand for their products or services , and
c yclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.  These criteria may vary.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns or to try to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, corporate restructuring and demographic changes. The portfolio manager does not invest any fixed amount of the Fund's assets according to these criteria and the trends that are considered may change over time. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Currency risk
•	Cyclical opportunities risk
•	Depositary receipts risk
•	Equity securities risk
•	European investing risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Growth investing risk
•	Investment strategy risk
•	Managed portfolio risk
•	Market risk
•	Special sit u ations risk
•	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).
There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Emerging market risk
•	Eurozone investment risk
•	Industry concentration risk
•	Leverage risk
•	Mid-capitalization investing risk
•	Preferred stock risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. (“Oppenheimer”), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

The portfolio manager of the Fund is Rajeev Bhaman, Senior Vice President of Oppenheimer.  He is the person principally responsible for the day-to-day management of the Fund's portfolio.  Mr. Bhaman has been a manager of the Fund since August 2004 and a Portfolio Manager at Oppenheimer since January 1997.  Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.  Mr. Bhaman holds a B.A. and an M.B.A. from Cornell University as well as an M.B.A. in International Business from Katholieke Universiteit te Leuven in Belgium.  He has earned the right to use the Chartered Financial Analyst designation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/PIMCO Real Return Fund
Class A and B

Investment Objective.  The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments.  “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index, as calculated by PIMCO.  For these purposes, in calculating the Fund's average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P Ratings Services or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.  The Fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

The Fund may invest all of its assets in derivative instruments, such as futures, options, or swap agreements, or in mortgage or asset-backed securities.  The Fund may purchase or sell securities on a when-issued basis, delayed delivery or forward commitment basis and may engage in short sales.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used by this Fund include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, and event-linked bonds:
•	Bank capital and trust preferred securities;
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Issuer risk
•	Leverage risk
•	Managed portfolio risk
•	Mortgage-related and other asset-backed risk
•	Non-diversification risk
•	Short sale risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Investment strategy risk
•	Liquidity risk
•	Market risk
•	Portfolio turnover risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Real Return Fund is Pacific Investment Management Company LLC (“PIMCO”), is a majority-owned subsidiary of Allianz Asset Management with a minority interest held by PIMCO Partners, LLC, a California limited liability company. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE As of December 31, 2012, PIMCO had assets under management of $2.003 trillion.

Mr. Worah is a managing director in the Newport Beach office, a portfolio manager, and head of the real return portfolio management team. He was previously a member of the analytics team and worked on real and nominal term structure modeling and options pricing. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has 12 years of investment experience and holds a Ph.D. in theoretical physics from the University of Chicago.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/PIMCO Total Return Bond Fund
Class A and B

Investment Objective.  The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above.  “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index, as calculated by PIMCO.  Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related seucirities rated below B) .  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used in this Prospectus includes:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, event-linked bonds;
•	Bank capital and trust preferred securities;
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Investment strategy risk
•	Issuer risk
•	Levergaing risk
•	Managed portfolio risk
•	Mortgage-related and other asset-backed risk
•	Short sale risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund seeks to consistently add value relative to the Barclays Capital U.S. Aggregate Bond Index, while keeping risk equal to or less than that index.  In managing the Fund, the Sub-Adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Barclays Capital U.S. Aggregate Bond Index.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Liquidity risk
•	Market risk
•	Portfolio turnover risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Total Return Bond Fund is Pacific Investment Management Company LLC (“PIMCO”), is a majority-owned subsidiary of Allianz Asset Management with a minority interest held by PIMCO Partners, LLC, a California limited liability company. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE . As of December 31, 2012, PIMCO had assets under management of $2.003 trillion.

Mr. Gross is a founder, managing director and co-CIO of PIMCO based in the Newport Beach office. He has been with PIMCO since he co-founded the firm in 1971 and oversees the management of more than $1.9 trillion of securities. He is the author of numerous articles on the bond market, as well as the book, "Everything You’ve Heard About Investing is Wrong," published in 1997. Among the awards he has received, Morningstar named Mr. Gross and his investment team Fixed Income Manager of the Decade for 2000-2009 and Fixed Income Manager of the Year for 1998, 2000, and 2007 (the first three-time recipient). He received the Bond Market Association’s Distinguished Service Award in 2000 and became the first portfolio manager inducted into the Fixed Income Analysts Society's hall of fame in 1996. Mr. Gross is a seven-time Barron's Roundtable panelist (2005-2011), appearing in the annual issue featuring the industry's top investment experts, and he received the Money Management Lifetime Achievement Award from Institutional Investor magazine in 2011. In a survey conducted by Pensions and Investments magazine in 1993, he was recognized by his peers as the most influential authority on the bond market in the U.S. He has 43 years of investment experience and holds an MBA from the Anderson School of Management at the University of California, Los Angeles. He received his undergraduate degree from Duke University.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/PPM America Floating Rate Income Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Floating Rate Income Fund is to seek to provide a high level of current income.

Principal Investment Strategies.  Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate investments, structured products including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), money market securities of all types, repurchase agreements,  shares of money market funds, short-term bond funds, and floating rate funds.  Further, while not a principal investment strategy, the Fund may engage in derivatives transactions as further described in the Prospectus under “Additional Information About Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).”  Investment in such derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments mentioned above may be used for purposes of satisfying the 80% minimum investment requirement.

The Fund invests primarily in U.S. dollar denominated senior floating rate loans of domestic and foreign borrowers (“Senior Loans”).  Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics, and are commonly known as “junk bonds.”

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities such as, notes, bonds, asset-backed securities, debtor-in-possession loans, and mezzanine loans, fixed income debt obligations and money market instruments.  Junior Loans typically are of below investment grade quality and have below investment grade credit ratings which ratings are associated with securities having high risk and speculative characteristics.  Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

The Fund may invest up to 20% of its assets in cash and non-floating rate securities, including lower-rated (“high yield”), commonly known as “junk bonds,” corporate bonds, investment grade corporate bonds and equity securities.

In buying and selling securities for the Fund, the Sub-Adviser relies on fundamental credit analysis of each issuer and its ability to pay principal and interest given its current financial condition, its industry position and economic and market conditions.  The Sub-Adviser’s upfront credit selection and ongoing credit monitoring focuses on issuers that it believes (i) have the ability to generate positive cash flow, (ii) have reasonable debt multiples and equity capital, and (iii) have sufficient liquidity sources.  The Sub-Adviser also evaluates each security’s structural and security characteristics, underlying collateral, covenant protection and price compared to its long-term value.

In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Counterparty and settlement risk
•	Credit risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds and unrated securities risk
•	Interest rate risk
•	Liquidity risk
•	Loans risk
•	Managed portfolio risk
•	Market risk
•	Mortgage-related and other asset-backed risk
•	Non-diversification risk
•	Servicer risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may also invest in derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments mentioned above.  Although the Fund may engage in derivatives transactions of any kind, the Fund currently anticipates that it may invest in the LCDX index (an unfunded index of 100 equally weighted loan credit default swaps (“LCDS”)) and individual LCDS as a substitute for the purchase of floating rate loans and it may use futures and swaps to hedge against fluctuations in interest rates on the Fund’s investments in non-floating rate securities.  The Fund’s derivative exposure will vary from time to time depending upon market conditions, inflows and outflows of investments in the Fund and other factors considered by the Sub-Adviser from time to time.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Derivatives risk
•	Leverage risk
•	Prepayment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Floating Rate Income Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2012, PPM, an affiliate of the investment adviser to the Trust, managed approximately $98 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes a team of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review new issue transactions, portfolio holdings and to discuss secondary trading activity.  The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.  John Walding, as head of the team, has the ultimate decision making responsibility for the team, but the process reflects the interactive and regular communication among the entire team.

John Walding, Senior Managing Director, Head of the High Yield Loan Group.  Mr. Walding joined PPM in 1999 and is currently Head of the High Yield Loan Group.   Mr. Walding is responsible for managing all aspects of the group, including portfolio management, marketing, new issue transaction review and trading.  Previously, Mr. Walding was employed by First Source Financial, Inc. (and its predecessor, Household Commercial Financial Services) for ten years.  He led a team responsible for underwriting and portfolio management of direct and syndicated leveraged debt transactions.  He also served in various capacities including managing a high yield bond portfolio, underwriting, structuring and managing leveraged loan transactions and working out troubled loans and owned-company positions.  He began his career at Dai-Ichi Kangyo Bank where he spent two years in the corporate finance group.  He received his M.B.A., Finance from DePaul University in 1988 and graduated from Elmhurst College in 1986.

David Wagner, Managing Director and Portfolio Manager .  Mr. Wagner joined PPM in 2000.  Mr. Wagner is focused on portfolio management, credit monitoring, new issue transaction review and secondary trading.  Previously, he was employed by First Source Financial, Inc. and its predecessor Household Commercial Financial Services for eight years where he led a team responsible for underwriting and portfolio management of direct and syndicated leveraged debt transactions.  Mr. Wagner was also involved in developing, underwriting, structuring and managing leveraged loan transactions and working out troubled loans and owned-company positions.  He began his career in the Corporate Finance Group of GE Capital as an investment analyst conducting collateral audits for new business opportunities and existing portfolio loans.  Mr. Wagner received his M.M. from Kellogg Graduate School of Business at Northwestern University in 1996 and a B.B.A. in Finance and Marketing from the University of Wisconsin in 1988.

Christopher Kappas, Managing Director and Portfolio Manager . Mr. Kappas joined PPM in 1999 and is focused on portfolio management, credit monitoring, new issue transaction review and secondary trading.  Previously, he worked at Black Diamond Capital Management, a hedge fund investing in high yield bank debt and bonds, in a similar capacity.  Mr. Kappas also worked as a commercial lender at Sakura Bank for four years and LaSalle Bank for three years.  Mr. Kappas received his M.B.A from Loyola University Chicago in 1990 and his B.B.A. in finance from the University of Iowa in 1987.

Anthony Balestrieri, Senior Managing Director and Portfolio Manager .  Mr. Balestrieri with his team is responsible for managing the non-loan investments for the Fund.  Mr. Balestrieri, with his team, manages or supervises over $25 billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri has over 26 years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement will be available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/PPM America High Yield Bond Fund
Class A and B

Investment Objective.  The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  Further, while not a principal investment strategy, the Fund may engage in derivatives transactions as further described in the Prospectus under “Additional Information About Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).”  The Fund’s investment in derivatives instruments that have economic characteristics similar to the fixed income instruments mentioned above may be used for purpose of satisfying the 80% investment minimum requirement. The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

In light of the risks associated with such securities, the Sub-Adviser takes various factors into consideration in evaluating the creditworthiness of an issuer.  For corporate debt securities, these typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. With respect to derivative instruments, the Sub-Adviser also takes into consideration the credit-worthiness of the counterparty to the transaction.  For sovereign debt instruments, these typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history.  The Sub-Adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the Sub-Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service.  The Fund’s ability to achieve its investment objectives may be more dependent on the Sub-Adviser’s credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Fund’s secondary objective of capital appreciation, the Sub-Adviser looks for those companies that the Sub-Adviser believes have the highest potential for improving credit fundamentals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Derivative Instruments. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, including credit default swaps.

Foreign securities. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed income securities of foreign corporate issuers.

Zero-coupon, pay-in-kind, and deferred payment securities. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations.  In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest.

Loans, Equipment Leases, Trust Certificates and Limited Partnership Interests. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments.  The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

Equity securities. The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit), typically equity investments acquired as a result of purchases of fixed income securities.

Portfolio maturity. The Sub-Adviser has discretion to select the range of maturities of the fixed income securities in which the Fund may invest.  The Sub-Adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 6 to 12 years.  However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging market risk
•	Leverage risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America High Yield Bond Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2012, PPM, an affiliate of the investment adviser to the Trust, managed approximately $98 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Anthony Balestrieri, Senior Managing Director and Scott B. Richards, Senior Managing Director, manage the assets of the Fund. Mr. Balestrieri and Mr. Richards review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. As of December 31, 2012, PPM’s Public Fixed Income Group managed approximately $82 billion in assets, including approximately $9 billion in high yield bond assets for various institutional clients based in the U.S. and abroad. Mr. Balestrieri and Mr. Richards share the ultimate decision making responsibility for the portfolio determinations.

Anthony Balestrieri , Senior Managing Director and Portfolio Manager . Mr. Balestrieri is responsible for managing or supervising over $25 billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri has over 26 years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College. Mr. Balestrieri has been the portfolio manager since April 30, 2007.

Scott B. Richards , Senior Managing Director and Portfolio Manager . Mr. Richards is responsible for managing over $5 billion in high yield assets for PPM clients.  Mr. Richards has over 22 years of investment experience, and joined PPM in June 2008. Prior to joining PPM, Mr. Richards was Senior High Yield Portfolio Manager responsible for all global below investment grade securities for State Street Global Advisers. Prior to joining State Street Global Advisers in October 2006, Mr. Richards was a senior portfolio manager and co-head of high yield at MFS Investment Management and, prior to 2004, Mr. Richards was head of the high yield group at Liberty Funds, a portfolio manager at State Street Research, and an analyst and director of high yield research at Wellington Management Company.  Mr. Richards earned a B.A. in Applied Economics from Cornell University and a M.B.A. from the Amos Tuck School at Dartmouth, and is a Chartered Financial Analyst.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/PPM America Mid Cap Value Fund
Class A and B

Investment Objective.  The investment objective of the JNL/PPM America Mid Cap Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index (“Index”) under normal market conditions at the time of the initial purchase.  The market capitalization range of the Index will vary with market conditions over time, and was $313 million to $25 billion as of December 31, 2012.  If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment style risk
•	Managed portfolio risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Market risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Mid Cap Value Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2012, PPM, an affiliate of the investment adviser to the Trust, managed approximately $98 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund.  All decisions are made by no less than three of the four investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $5 billion in assets, including approximately $154 billion in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, Executive Vice President and Head of Equity Management. Mr. Brody has over 33 years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.  Mr. Brody has been a portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, Senior Managing Director and Portfolio Manager.  Mr. Yee has over 26 years of experience in investment industry experience. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been a portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, Senior Managing Director and Portfolio Manager.   Mr. Moran has over 15 years of investment industry experience.   Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been a portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, Senior Managing Director and Portfolio Manager.   Mr. McCloskey has over 19 years of investment industry experience.   Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.  Mr. McCloskey has been a portfolio manager for the Fund since September 2008.

Michael P. MacKinnon, CFA, CPA, Managing Director and Portfolio Manager.  From May 2000 through March 2009, Mr. MacKinnon served several functions in the PPM Equity Group, including serving as Managing Director, Equity Research.  Mr. MacKinnon joined PPM in January 1999.   Mr. MacKinnon has over nine years of investment industry experience.   Prior to joining PPM, Mr. MacKinnon was a Senior Accountant at Arthur Andersen LLP.  Mr. MacKinnon graduated with a BBA in Accounting from University of Notre Dame in 1993 and is also a Certified Public Accountant.  He received an MBA from the University of Chicago’s Graduate School of Business in 2000 and completed the Chartered Financial Analyst program in 2002.  Mr. MacKinnon has been a portfolio manager of the Fund since April 2009.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/PPM America Small Cap Value Fund
Class A and B

Investment Objective.  The investment objective of the JNL/PPM America Small Cap Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase.  The market capitalization range of the Index will vary with market conditions over time, and was $6.4 million to $5.4 billion as of December 31, 2012.  If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment style risk
•	Liquidity risk
•	Managed portfolio risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Market risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Small Cap Value Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2012, PPM, an affiliate of the investment adviser to the Trust, managed approximately $98 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund.  All decisions are made by no less than three of the four investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $5 billion in assets, including approximately $189 million in small cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, Executive Vice President and Head of Equity Management. Mr. Brody has over 33 years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.  Mr. Brody has been a portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, Senior Managing Director and Portfolio Manager.  Mr. Yee has over 26 years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been a portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, Senior Managing Director and Portfolio Manager.   Mr. Moran has over 15 years of investment industry experience.   Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been a portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, Senior Managing Director and Portfolio Manager.   Mr. McCloskey has over 19 years of investment industry experience.   Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.  Mr. McCloskey has been a portfolio manager of the Fund since September 2008.

Michael P. MacKinnon, CFA, CPA, Managing Director and Portfolio Manager.  From May 2000 through March 2009, Mr. MacKinnon served several functions in the PPM Equity Group, including serving as Managing Director, Equity Research.   Mr. MacKinnon has over nine years of investment industry experience.   Mr. MacKinnon joined PPM in January 1999.  Prior to joining PPM, Mr. MacKinnon was a Senior Accountant at Arthur Andersen LLP.  Mr. MacKinnon graduated with a BBA in Accounting from University of Notre Dame in 1993 and is also a Certified Public Accountant.  He received an MBA from the University of Chicago’s Graduate School of Business in 2000 and completed the Chartered Financial Analyst program in 2002.  Mr. MacKinnon has been a portfolio manager of the Fund since April 2009.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/PPM America Value Equity Fund
Class A and B

Investment Objective.  The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies.  Such companies will have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of initial purchase.  The market capitalization range of the Index will vary with market conditions over time, and was $1.7 billion to $3.8 billion as of December 31, 2012.  At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Value Equity Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2012, PPM, an affiliate of the investment adviser to the Trust, managed approximately $98 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $5 billion in assets, including approximately $3.8 billion in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, Executive Vice President and Head of Equity Management. Mr. Brody has over 33 years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.  Mr. Brody has been a portfolio manager since January 16, 2007.

Samuel A. Yee, CFA, Senior Managing Director and Portfolio Manager.  Mr. Yee has over 26 years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been a portfolio manager since January 16, 2007.

Jeffrey J. Moran, CFA, CPA, Senior Managing Director and Portfolio Manager.   Mr. Moran has over 15 years of investment industry experience.   Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been a portfolio manager since January 16, 2007.

Kevin R. McCloskey, CFA, Senior Managing Director and Portfolio Manager.   Mr. McCloskey has over 19 years of investment industry experience.   Prior to joining PPM in September 2008, Mr. McCloskey spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.  Mr. McCloskey has been a portfolio manager for the Fund since September 2008.

Michael P. MacKinnon, CFA, CPA, Managing Director and Portfolio Manager.  From May 2000 through March 2009, Mr. MacKinnon served several functions in the PPM Equity Group, including serving as Managing Director, Equity Research.   Mr. MacKinnon has over nine years of investment industry experience.   Mr. MacKinnon joined PPM in January 1999.  Prior to joining PPM, Mr. MacKinnon was a Senior Accountant at Arthur Andersen LLP.  Mr. MacKinnon graduated with a BBA in Accounting from University of Notre Dame in 1993 and is also a Certified Public Accountant.  He received an MBA from the University of Chicago’s Graduate School of Business in 2000 and completed the Chartered Financial Analyst program in 2002.  Mr. MacKinnon has been a portfolio manager of the Fund since April 2009.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/Red Rocks Listed Private Equity Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Red Rocks Listed Private Equity Fund is to seek to maximum total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a significant portion of their assets invested in or exposed to private companies or have as its stated intention to have a significant portion of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives or other instruments (such as exchange traded funds) that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicles whose purpose is to invest in privately held companies.  The determination of whether a company is a Listed Private Equity Company will be made at the time of purchase and a portfolio company’s status will not vary solely as a result of fluctuations in the value of its assets or as a result of the progression of its holdings through the normal stages of a private equity company, including the exit stage.  A portfolio company is considered to have a stated intention of investing primarily in private equity companies if it meets the criteria above under normal circumstances, notwithstanding temporary fluctuations in the public/private values of its private equity portfolio.  The inclusion of a company in a recognized Listed Private Equity index will be considered a primary factor in the determination of whether a company is a Listed Private Equity Company.

The Sub-Adviser selects investments from the private equity company universe using quantitative and qualitative historical results and commonly used financial measurements such as:  price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis.  In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover.  The Sub-Adviser looks to allocate the portfolio amongst industry sectors, geographic locations, stage of investment, vintage year and capital structures.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign regulatory risk
•	Foreign securities risk
•	Liquidity risk
•	Managed portfolio risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Industry concentration risk
•	Market risk
•	Portfolio turnover risk
•	Private equity risk
•	Sector risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Red Rocks Listed Private Equity Fund is Red Rocks Capital LLC (“RRC”) located at 25188 Genesee Trail Road, Suite 250, Golden, Colorado 80401.  RRC is the creator, manager and owner of the Listed Private Equity Index, International Listed Private Equity Index and Global Listed Private Equity Index.  RRC also has extensive investment experience and has developed proprietary research on the universe of Listed Private Equity Companies.

Adam Goldman, Portfolio Manager of the Fund, is a Co-Founder and Managing Director of Red Rocks Capital LLC, from 2003 to the present.  Previously, he served as a General Partner and Managing director in four separate venture funds with Centennial Ventures, Denver, Colorado, investing and managing approximately $1 billion in committed capital from 1992 through 2002.

Mark Sunderhuse, Portfolio Manager of Fund, is a Co-Founder and Managing Director of Red Rocks Capital LLC, from 2003 to the present.  Previously, he was a Portfolio Manager and Partner with Berger Financial, in Denver, Colorado, from 1998 – 2001.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/T. Rowe Price Established Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  The Sub-Adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.  The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes may provide an opportunity for substantial appreciation. These situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign regulatory risk
•	Foreign securities risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/T. Rowe Price Established Growth Fund invests most of its assets in common stocks of U.S. companies.  However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Emerging markets risk
•	Growth investing risk
•	Leverage risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Established Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. P. Robert Bartolo is chairman of the Investment Advisory Committee, and has day-to-day portfolio management responsibilities over the Fund.  Mr. Bartolo joined T. Rowe Price in 2002. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a portfolio manager in the Equity Division.  He is an executive vice president and chairman of the Investment Advisory Committee of the T. Rowe Price Growth Stock Fund.  Prior to 2002, he was director of finance for MGM Mirage, Inc.  Mr. Bartolo earned a B.S. in Accounting, cum laude, from the University of Southern California and an M.B.A. from the Wharton School of the University of Pennsylvania.  He is a Certified Public Accountant and also has earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.  The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P Mid Cap Index or Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the S&P and Russell indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.

Depending upon cash flows into and out of the Fund, the Adviser may direct up to 20% of the portfolio be invested in a mid-cap growth index strategy (“index sleeve”) managed by Mellon Capital Management Corporation (“Mellon Capital”).  For the index sleeve, the Fund does not employ traditional methods of active investment management, which involves the buying and selling of individual securities based upon security analysis. The index sleeve attempts to replicate the Russell MidCap® Growth Index by investing all or substantially all of its assets in the stocks that make up the Russell MidCap® Growth Index in proportion to their market capitalization weighting in the Russell MidCap® Growth Index.

The index sleeve managed by Mellon Capital attempts to replicate the Russell MidCap® Growth Index by replicating a majority of the Russell MidCap® Growth Index and sampling from the securities remaining in the index.  To the extent that the Fund seeks to replicate the Russell MidCap® Growth Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell MidCap® Growth Index may be anticipated in both rising and falling markets.  The Fund may invest in derivative instruments to manage cash flows and to equitize dividend accruals.

In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its total assets (excluding reserves) in foreign securities.

Stock selection is based on a combination of fundamental bottom-up analysis in an effort to identify companies with superior long-term appreciation prospects.  In addition, a portion of the portfolio will be invested using T. Rowe Price’s fundamental research.  The Portfolio will be broadly diversified, and this should help to mitigate the downside risk attributable to any single poorly-performing security on overall fund performance.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

•	A demonstrated potential to sustain earnings growth;
•	A record of above-average earnings growth;
•	Connection to an industry experiencing increasing demand;
•	Proven products or services; or
•	Stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes may provide an opportunity for a substantial appreciation. These situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign regulatory risk
•	Foreign securities risk
•	Index investing risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may also invest in securities other than U.S. common stocks, including foreign securities (up to 25% of its assets, excluding reserves), futures and options, convertible securities, and warrants, in keeping with Fund objectives.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Growth investing risk
•	Leverage risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe is responsible for managing the active sleeve of the portfolio.  Mellon Capital is responsible for the management of assets invested in the mid-cap growth index strategy.

T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Brian W.H. Berghuis.  Brian W.H. Berghuis, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division.  He is President of the T. Rowe Price Mid-Cap Growth Fund and Chairman of the fund’s Investment Advisory Committee.  He joined the firm in 1985.  Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School.  He is a past President of the Baltimore Security Analysts Society.  Brian has also earned the Chartered Financial Analyst accreditation.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

The individual members of the team who are jointly and primarily responsible for management of the index sleeve are:

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 14 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 17 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 30 years of investment experience, and 13 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/T. Rowe Price Short-Term Bond Fund
Class A and B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Principal Investment Strategies.  The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.  The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase.  Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices , yields and credit quality of the various securities.  For example, if interest rates are expected to fall, the Sub-Adviser may purchase longer-term securities (within the Fund’s investment program) in an attempt to seek higher yields and /or capital appreciation.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.  Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies.  Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions).  Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Derivatives risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Mortgage-related and other asset-backed risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leverage risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese.  Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the Investment Advisory Committee in developing and executing the Fund’s investment program.  Mr. Wiese has been chairman of the committee since 2009.  Since joining T. Rowe Price in 1984, Mr. Wiese’s responsibilities have included managing multi-currency portfolios in London, managing the firm’s taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/T. Rowe Price Value Fund
Class A and B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Principal Investment Strategies.  In taking a value approach to investment selection, at least 65% of total assets will normally be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.  In selecting investments, the Sub-Adviser generally looks for the following:

•	Low price/earnings, price/book value, price/sales or price/cash flow ratios relative to the S&P 500 Index, the company’s peers, or its own historic norm;

•	Low stock price relative to a company’s underlying asset values;

•	Companies that may benefit from restructuring activities; and

•	A sound balance sheet and other positive financial characteristics.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes may provide an opportunity for substantial appreciation. These situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk
Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Other investments. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund’s investment program.  These may include:

•	Futures and options;
•	Preferred stocks;
•	Convertible securities and warrants;
•	Fixed income securities, including lower quality (high-yield, high-risk bonds) commonly referred to as “junk bonds” (up to 10% of total assets), and bank debt;
•	Hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options ; and
•	Private placements.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Leverage risk
•	Liquidity risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.   The Sub-Adviser to the JNL/T. Rowe Price Value Fund is T. Rowe Price Associates, Inc.  (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee, chaired by Mark S. Finn.  Mr. Finn joined T. Rowe in 1990 and his investment experience dates from 1998.  Mark Finn is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is a Portfolio Manager in the U.S. Equity Division.  Mark is a vice president and Investment Advisory Committee member of the Equity Income Fund, New Era Fund, Capital Appreciation Fund, Capital Opportunity Fund, and Mid-Cap Value Fund. In 2005, he transferred to Equity from T. Rowe Price’s Fixed Income Division where he covered utilities and power generation. From 1998 to 2001, Mark worked with the T. Rowe Price Recovery Fund team where he evaluated financially distressed companies. He began his career with the firm in 1990 in the Finance Division where he served as controller of T. Rowe Price Investment Services, Inc., and as the principal accounting officer for the T. Rowe Price Realty Income Funds. Prior to joining the firm, Mark had five years of auditing experience with Price Waterhouse LLP where he worked on engagements for both public and private companies. Mark earned a B.S. from the University of Delaware and has obtained the Chartered Financial Analyst and Certified Public Accountant accreditations.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/UBS Large Cap Select Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/UBS Large Cap Select Growth Fund is long-term capital appreciation.

Principal Investment Strategies.  Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities of U.S. large capitalization companies.  The Fund defines large capitalization companies as those with a market capitalization of at least $2.5 billion at the time of investment.  In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.  Investments in equity securities include common stock and preferred stock, as well as, American Depository Receipts (“ADRs”).  The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Funds’s investment strategies. The derivatives in which the Fund may invest include futures and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets .  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The principal types of derivatives used by the Fund include options, futures and forward currency agreements.  The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund will invest in companies within its capitalization range as described above.  However, the Fund may invest a portion of its assets in securities outside of this range.  Further, if movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund.  In addition, when the Fund engages in active and frequent trading, a larger portion of the distributions investors receive from the Fund may reflect short-term capital gains which are taxed like ordinary income, rather than long-term capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations.  When the Fund engages in such activities, it may not achieve its investment objective.

In selecting securities, the Sub-Adviser seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the Sub-Adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities.  The Sub-Adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In deciding whether an investment is tied to the U.S., the Sub-Adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; or the investment is exposed to the economic fortunes and risks of the U.S.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Growth investing risk
•	Large cap investing risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Currency risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/UBS Large Cap Select Growth Fund is UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), an investment management firm managing approximately $150 billion, as of December 31, 2012.  UBS Global AM is located at 1285 Avenue of the Americas, New York, New York 10019.  UBS Global AM is an indirect wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division, which had approximately $634 billion in assets under management as of December 31, 2012.

In its capacity as Sub-Adviser, UBS Global AM provides day-to-day portfolio management services to the Fund.

Paul A. Graham, Jr. is a portfolio manager for the Fund since December 2012. In this capacity, Mr. Graham will oversee the portfolio construction process and provide oversight and leadership for the team.  Mr. Graham has held portfolio management responsibilities with UBS Global AM since 1994.  Mr. Graham has 26 years of investment experience and has a Bachelor of Arts from Dartmouth College.

Peter J. Bye is a portfolio manager for the Fund since December 2012, Mr. Bye also has research responsibility for the health care and consumer discretionary sectors.  Mr. Bye joined UBS Global Asset Management in 2010 as a Senior Investment Analyst after twelve years in equity research on the sell side covering health care sectors at Cowen & Co., Citigroup, Wachovia and most recently at Jefferies and Co.  Mr. Bye has 18 years of investment experience and has a Bachelor of Arts from Harvard University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement will be available in the Fund’s Annual Report dated December 31, 2011.

JNL/WMC Balanced Fund
Class A and B

Investment Objective.  The investment objective of the JNL/WMC Balanced Fund is reasonable income and long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed income securities, including cash and cash equivalents.  Changes between the two asset classes will generally be made gradually based on the managers’ long-term perspective and assessment of business, economic, and market projections.

In choosing equity securities, the Sub-Adviser employs a “bottom-up” stock selection process that utilizes proprietary fundamental research to identify primarily large capitalization companies with a value orientation or out of favor growth stocks.  The Fund typically focuses on dividend-paying companies.

With respect to fixed income investments, the Fund emphasizes investment-grade, fixed income securities, including obligations of the U.S. government and its agencies, corporate bonds, taxable municipal bonds, asset-backed securities, and mortgage-backed securities.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally the foreign fixed income securities in which the Fund will invest will be dollar denominated bonds issued by foreign governments and corporations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Illiquid securities risk
•	Interest rate risk
•	Investment strategy risk
•	Managed portfolio risk
•	Market risk
•	Mortgage-related and other asset-backed risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/WMC Balanced Fund invests primarily in common stocks and fixed income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Leverage risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/WMC Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2012, Wellington Management had investment management authority with respect to approximately $758 billion in assets.

Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity component of the Fund since October 2004. Mr. Bousa joined Wellington Management as an investment professional in 2000.

John C. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income component of the Fund since October 2004.  Mr. Keogh joined Wellington Management as an investment professional in 1983.

Glen M. Goldman, Vice President and Fixed Income Portfolio Manager of Wellington Management, is involved in portfolio management and securities analysis for the Fund beginning in April 2012.  Mr. joined Wellington Management as an investment professional in 2007 .

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/WMC Money Market Fund
Class A and B

Investment Objective.  The investment objective of the JNL/WMC Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies.  The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

•	Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;
•	Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by banks and other lending institutions;
•	Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);
•	Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and
•	Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself.  In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.  The Fund may also invest in unrated securities that are of comparable quality as rated securities, as determined by the Sub-Adviser in accordance with procedures adopted by the Fund’s Board.

The Sub-Adviser’s investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund’s overall weighted average maturity. The overall weighted average maturity of the Fund’s investments is 60 days or fewer.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The weighted average maturity of the Fund’s portfolio shall not exceed 60 days and the weighted average life of the Fund’s portfolio shall not exceed 120 days.  The Fund may invest more than 25% of its assets in the banking industry.

The Fund seeks to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Income risk
•	Managed portfolio risk
•	Risk of investment in banking industry
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Dividends:

The JNL/WMC Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00.  The Fund expects to declare dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day.  Such dividends will be paid monthly.  If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive.  The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class.  For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “PURCHASES, REDEMPTIONS AND PRICING OF SHARES” in the SAI.  For a description of the allocation of expenses among fund share classes, see “Classes of Shares and Distribution Plans” in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00.  When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses.  In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser.  The Sub-Adviser to the JNL/WMC Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2012, Wellington Management had investment management authority with respect to approximately $758 billion in assets.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/WMC Value Fund
Class A and B

Investment Objective.  The investment objective of the JNL/WMC Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.  Foreign securities include (1) companies organized outside of the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States.  Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks. The Fund’s investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average valuation ratios.  Fundamental analysis may include the assessment of company-specific factors such as its business environment, management quality, financial statements and outlook, dividends and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals.  Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions, but which the Sub-Adviser believes provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. Limited consideration is given to macroeconomic analysis in establishing sector and industry weightings.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/WMC Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2012, Wellington Management had investment management authority with respect to approximately $758 billion in assets.

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the Fund since October 2004.  Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Director and Equity Portfolio Manager affiliated with Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Mr. Link joined Wellington Management as an investment professional in 2006.

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/S&P Competitive Advantage Fund
Class A and B

Investment Objective.  The investment objective of the JNL/S&P Competitive Advantage Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.  In selecting the companies, SPIAS looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples, as determined by the criteria below.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identifying trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The 30 companies are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS excludes stocks with a S&P Capital IQ Quality Rank of B- or lower; and then,
•	Of the remaining, SPIAS selects the top 50 stocks as ranked by return on invested capital; and then,
•	SPIAS selects the 30 companies with the lowest price to book multiple.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act, and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities or other permissible investments.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Regulatory investment limits risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Erin Gibbs and William Charles Bassignani share the primary responsibility for the development of the investment allocations of each Fund.

In December 2011, William Charles Bassignani was appointed President, Chief Investment Officer & Asset Allocation Manager for SPIAS. Mr. Bassignani is primarily responsible for driving the asset allocation recommendations for SPIAS. In addition, Mr. Bassignani is currently Managing Director, Head of Analytical Model Development for Market Credit and Risk Strategies since March 2010 for Standard & Poor’s Securities Evaluations, Inc. From March 2008 to March 2010, Mr. Bassignani was Managing Director, Head of Analytical Model Development, Market Credit and Risk Strategies for Standard & Poor’s. Prior to that, Mr. Bassignani was Managing Director of Quantitative Model Development for the Quantitative Analytics Research Group for Standard & Poor’s Ratings Services from August 2002 to March 2008. Mr. Bassignani earned his Masters in Business Administration and a BA in International Relations and Economics (Political Science) from Boston University.

In October 2011, Erin Gibbs was appointed Equity Chief Investment Officer, SPIAS and Director, Quantitative Portfolio Research Global Market Intelligence for S&P Capital IQ. Ms Gibbs is responsible for developing the advisory business in the United States and for quantitative portfolio research. Prior to that, Ms Gibbs was Director, ClariFI group for S&P Capital IQ from May 2006 to September 2011. Ms Gibbs earned a bachelor’s degree in International Management with a focus in Finance from Pace University. She has also completed level 3 of the CMT certification program and completed additional courses at the Courant Institute of New York University.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 14 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 17 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research, and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 30 years of investment experience, and 13 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/S&P Dividend Income & Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/S&P Dividend Income & Growth Fund is primarily capital appreciation with a secondary focus on current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies, determined by the criteria below, that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three companies with the highest Dividend Yield, determined by the criteria below, are selected from each of 10 economic sectors in the S&P 500.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The 30 companies are chosen on each Stock Selection Date, as follows:

•
First, from the companies included in the S&P 500 Index, SPIAS selects stocks with an S&P Capital  IQ Quality Rank of B+ or better and an S&P Credit Rating of BBB+ or better.  If a minimum of three stocks does not pass the screens in a particular sector, the S&P Credit Rating hurdle will be lowered until a minimum of three stocks qualifies.  If a minimum of three stocks still does not pass the screens in a particular sector, the S&P Capital  IQ Quality Rank hurdle will be lowered until a minimum of three stocks qualifies, and then

•	SPIAS selects from each of ten economic sectors in the S&P 500 the three companies with the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act, and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities or other permissible investments.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Regulatory investment limits risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Erin Gibbs and William Charles Bassignani share the primary responsibility for the development of the investment allocations of each Fund.

In December 2011, William Charles Bassignani was appointed President, Chief Investment Officer & Asset Allocation Manager for SPIAS. Mr. Bassignani is primarily responsible for driving the asset allocation recommendations for SPIAS. In addition, Mr. Bassignani is currently Managing Director, Head of Analytical Model Development for Market Credit and Risk Strategies since March 2010 for Standard & Poor’s Securities Evaluations, Inc. From March 2008 to March 2010, Mr. Bassignani was Managing Director, Head of Analytical Model Development, Market Credit and Risk Strategies for Standard & Poor’s. Prior to that, Mr. Bassignani was Managing Director of Quantitative Model Development for the Quantitative Analytics Research Group for Standard & Poor’s Ratings Services from August 2002 to March 2008. Mr. Bassignani earned his Masters in Business Administration and a BA in International Relations and Economics (Political Science) from Boston University.

In October 2011, Erin Gibbs was appointed Equity Chief Investment Officer, SPIAS and Director, Quantitative Portfolio Research Global Market Intelligence for S&P Capital IQ. As Director, Ms Gibbs is responsible for developing the advisory business in the United States and for quantitative portfolio research. Prior to that, Ms Gibbs was Director, ClariFI group for S&P Capital IQ from May 2006 to September 2011. Ms Gibbs earned a bachelor’s degree in International Management with a focus in Finance from Pace University. She has also completed level 3 of the CMT certification program and completed additional courses at the Courant Institute of New York University.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 14 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 17 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research, and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 30 years of investment experience, and 13 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/S&P Intrinsic Value Fund
Class A and B

Investment Objective.  The investment objective of the JNL/S&P Intrinsic Value Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), companies with positive free cash flows and low external financing needs.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The 30 companies are chosen on each Stock Selection Date, as follows:

•
First, from the companies included in the S&P 500 Index, excluding financial companies, SPIAS selects stocks with a S&P Capital IQ Quality Rank of B or better and a S&P Credit Rating of BB- or better; and then

•	SPIAS selects only those stocks with a positive value of free cash flow; and then
•	SPIAS selects only those stocks with a decreasing amount of shares outstanding; and then
•	SPIAS selects the top 30 companies as measured by highest free cash flow yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act, and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities or other permissible investments.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Regulatory investment limits risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Erin Gibbs and William Charles Bassignani share the primary responsibility for the development of the investment allocations of each Fund.

In December 2011, William Charles Bassignani was appointed President, Chief Investment Officer & Asset Allocation Manager for SPIAS. Mr. Bassignani is primarily responsible for driving the asset allocation recommendations for SPIAS. In addition, Mr. Bassignani is currently Managing Director, Head of Analytical Model Development for Market Credit and Risk Strategies since March 2010 for Standard & Poor’s Securities Evaluations, Inc. From March 2008 to March 2010, Mr. Bassignani was Managing Director, Head of Analytical Model Development, Market Credit and Risk Strategies for Standard & Poor’s. Prior to that, Mr. Bassignani was Managing Director of Quantitative Model Development for the Quantitative Analytics Research Group for Standard & Poor’s Ratings Services from August 2002 to March 2008. Mr. Bassignani earned his Masters in Business Administration and a BA in International Relations and Economics (Political Science) from Boston University.

In October 2011, Erin Gibbs was appointed Equity Chief Investment Officer, SPIAS and Director, Quantitative Portfolio Research Global Market Intelligence for S&P Capital IQ. Ms Gibbs is responsible for developing the advisory business in the United States and for quantitative portfolio research. Prior to that, Ms Gibbs was Director, ClariFI group for S&P Capital IQ from May 2006 to September 2011. Ms Gibbs earned a bachelor’s degree in International Management with a focus in Finance from Pace University. She has also completed level 3 of the CMT certification program and completed additional courses at the Courant Institute of New York University.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105 Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 14 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 17 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research, and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 30 years of investment experience, and 13 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/S&P Total Yield Fund
Class A and B

Investment Objective.  The investment objective of the JNL/S&P Total Yield Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies determined by the criteria below, that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.  It is expected that the strategy will tend to select mid- and small-capitalization stocks of the S&P 500.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The 30 companies are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS selects stocks with a S&P Capital IQ Quality Rank of B or better; and then
•
SPIAS selects the 30 companies with the highest S&P Total Yield.  S&P Total Yield is defined by taking the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act, and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities or other permissible investments.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Regulatory investment limits risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Erin Gibbs and William Charles Bassignani share the primary responsibility for the development of the investment allocations of each Fund.

In December 2011, William Charles Bassignani was appointed President, Chief Investment Officer & Asset Allocation Manager for SPIAS. Mr. Bassignani is primarily responsible for driving the asset allocation recommendations for SPIAS. In addition, Mr. Bassignani is currently Managing Director, Head of Analytical Model Development for Market Credit and Risk Strategies since March 2010 for Standard & Poor’s Securities Evaluations, Inc. From March 2008 to March 2010, Mr. Bassignani was Managing Director, Head of Analytical Model Development, Market Credit and Risk Strategies for Standard & Poor’s. Prior to that, Mr. Bassignani was Managing Director of Quantitative Model Development for the Quantitative Analytics Research Group for Standard & Poor’s Ratings Services from August 2002 to March 2008. Mr. Bassignani earned his Masters in Business Administration and a BA in International Relations and Economics (Political Science) from Boston University.

In October 2011, Erin Gibbs was appointed Equity Chief Investment Officer, SPIAS and Director, Quantitative Portfolio Research Global Market Intelligence for S&P Capital IQ. Ms Gibbs is responsible for developing the advisory business in the United States and for quantitative portfolio research. Prior to that, Ms Gibbs was Director, ClariFI group for S&P Capital IQ from May 2006 to September 2011. Ms Gibbs earned a bachelor’s degree in International Management with a focus in Finance from Pace University. She has also completed level 3 of the CMT certification program and completed additional courses at the Courant Institute of New York University.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 14 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 17 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research, and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 30 years of investment experience, and 13 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2012.

Summary of Main Risk Characteristics of JNL/S&P Funds and JNL Disciplined Funds Based On Typical Investment Holdings of Underlying Funds

The main risk characteristics of the JNL/S&P Funds and JNL Disciplined Funds are summarized below. The extent of the risk exposure to each category of risk for each Fund depends on its allocation to Underlying Funds that invest in those categories of portfolio investments.  It should be noted that the investment objectives and investment strategies of the JNL/S&P Funds and JNL Disciplined Funds remain constant regardless of which Underlying Funds are invested in.  Thus, the inherent risk characteristics of the JNL/S&P Funds and JNL Disciplined Funds remain constant, although there may be variations in the degrees of exposure to each category of risk.  Moreover, each Fund is subject to the risk of the Sub-Adviser’s ability to identify or anticipate changes in market and economic conditions in connection with determining and revising the percentages of allocations among and the selection of appropriate Underlying Funds.  Other risks and more detailed descriptions may be found in the descriptions of each of the JNL/S&P Funds and JNL Disciplined Funds.

JNL/S&P Managed Conservative Fund; JNL/S&P Managed Moderate Fund; JNL/S&P Managed Moderate Growth Fund; JNL/S&P Managed Growth Fund; and JNL/S&P Managed Aggressive Growth Fund (the “JNL/S&P Managed Funds”)

As between the five JNL/S&P Managed Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed income and money market securities of the Funds in which they invest.  The JNL/S&P Managed Conservative Fund is expected to invest the lowest percentage in equity securities (approximately 10% to 30%); the JNL/S&P Managed Moderate Fund a slightly higher percentage (approximately 30% to 50%); the JNL/S&P Managed Moderate Growth Fund a slightly higher percentage (approximately 50% to 70%); the JNL/S&P Managed Growth Fund a slightly higher percentage (approximately 70% to 90%); and the JNL/S&P Managed Aggressive Growth Fund the greatest percentage (approximately 80% to 100%).  The anticipated investments in fixed income, money market securities, and other investments generally vary in inverse relationship to the equity investments.

JNL Disciplined Moderate Fund; JNL Disciplined Moderate Growth Fund; JNL Disciplined Growth Fund (the “JNL Disciplined Funds”)
As between the three JNL Disciplined Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed income and money market securities of the Funds in which they invest.  The JNL Disciplined Moderate Fund is expected to invest the lowest percentage in equity securities (approximately 50% to 70%); the JNL Disciplined Moderate Growth Fund a slightly higher percentage (approximately 70% to 90%); and the JNL Disciplined Growth Fund the greatest percentage (approximately 80% to 100%).  The anticipated investments in fixed income, money market securities, and other investments generally vary in inverse relationship to the equity investments.

Underlying Fund Portfolio Securities Major Categories
Stocks.  All JNL/S&P Funds and JNL Disciplined Funds.  Because the Fund will invest in Underlying Funds that invest in stocks, its returns will fluctuate with changes in stock markets.  In the U.S., stocks have historically outperformed other types of investments over the long term.  Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term.

Smaller and Mid-Size Companies. All JNL/S&P Funds and JNL Disciplined Funds. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term.

Fixed Income: Interest Rate Risk. All JNL/S&P Funds and JNL Disciplined Funds (excluding JNL/S&P 4 Fund).  Interest rate risk is the risk that when interest rates increase, fixed income securities will decline in value. Interest rate changes can be sudden and unpredictable.  A fund’s distributions to its shareholders may decline when interest rates fall, since a fund can only distribute what it earns.  Debt securities that pay interest at a fixed rate tend to lose market value when interest rates rise and increase in value when interest rates decline.   Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including treasury inflation-protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Fixed Income: Credit. All JNL/S&P Funds and JNL Disciplined Funds (excluding JNL/S&P 4 Fund).  Income securities, which may include indebtedness and participations, entail credit risk.  An issuer may be unable to make interest payments or repay principal when due.  Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact performance.  Subordinated debt securities are riskier than senior debt securities because their holders will be paid only after the holders of senior debt securities are paid.  Debt securities that are rated below investment grade and comparable unrated securities generally have more risk, fluctuate more in price and are less liquid than higher-rated securities and can be considered speculative.

High-yield bonds, lower-rated bonds, and unrated securities. All JNL/S&P Funds and JNL Disciplined Funds (excluding JNL/S&P 4 Fund).  High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

Mortgage-related and other asset-backed risk. All JNL/S&P Funds and JNL Disciplined Funds (excluding JNL/S&P 4 Fund). A Fund that purchases mortgage-related securities and mortgage-backed securities is subject to certain additional risks.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.  Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Foreign Securities.  All JNL/S&P Funds and JNL Disciplined Funds (excluding JNL/S&P 4 Fund). Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war; social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility). With regard to currency risk many investments may be issued and traded in foreign currencies.  Changes in the value of foreign currencies relative to the U.S. dollar can dramatically decrease (or increase) the value of foreign portfolio holdings.  To the extent the currency risk is not hedged, or not successfully hedged, currency exchange rate changes can have a disproportionate impact on, even accounting for most of the gain or loss in a particular period.

Derivative Securities. All JNL/S&P Funds and JNL Disciplined Funds (excluding JNL/S&P 4 Fund). Options, futures, swaps, structured securities and other derivative transactions involve special risks.  The performance of derivative investments depends, in part, on the performance of an underlying asset, including the ability to correctly predict price movements. Derivatives involve costs, may be volatile, may involve a small investment relative to the risk assumed, and require correlation with other investments. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

Industry concentration risk. All JNL/S&P Funds and JNL Disciplined Funds (excluding JNL/S&P 4 Fund).   When there is concentration in a certain industry, performance will be closely tied to, and affected by, the specific industry.  Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions.  As a result of these factors, there may be more volatility, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying Funds invest, than a mixture of stocks of companies from a wide variety of industries.

Small cap investing risk. JNL/S&P 4 Fund and JNL Disciplined Funds.  Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  The companies in which the Underlying Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  In addition, many small capitalization companies may be in the early stages of development.  Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.  Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.  Accordingly, an investment in the Fund may not be appropriate for all investors.

JNL/S&P 4 Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P 4 Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”) by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

•	JNL/S&P Competitive Advantage Fund;
•	JNL/S&P Dividend Income & Growth Fund;
•	JNL/S&P Intrinsic Value Fund; and
•	JNL/S&P Total Yield Fund.

For the Underlying Funds, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) generally uses a buy and hold strategy, recommending trades only around each Stock Selection Date, when cash flow activity occurs. Therefore, the Fund may hold securities of a smaller number of issuers. For the Underlying Funds, SPIAS may also recommend trades for mergers if the original stock is not the surviving company.

Between Stock Selection Dates, when cash inflows and outflows require, Jackson National Asset Management, LLC purchases and sells shares of the four Underlying Funds according to the approximate current percentage relationship among the Underlying Funds determined based on market value.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Equity securities risk
•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the JNL/S&P 4 Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $106.7 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

The Fund is managed by William Harding, who is responsible for setting the allocations made to the Fund and the application of the Fund’s strategy.

Mr. Harding is Vice President, Head of Investment Management for JNAM since October 2012.  Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research.  Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 13 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation.  Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business.  He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/S&P Managed Conservative Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Conservative Fund is capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70 % to 90 % to Underlying Funds that invest primarily in fixed income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, SPIAS provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 604 for the “Summary of Main Risk Characteristics of JNL/S&P Funds and JNL Disciplined Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Commodity Securities Strategy Fund
JNL/BlackRock Global Allocation Fund
JNL/Brookfield Global Infrastructure Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/DFA U.S. Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Eastspring Investments China-India Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund

JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Global Alpha Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunties Index Fund
JNL/Mellon Capital Utilities Sector Fund
JNL/Morgan Stanley Mid Cap Growth Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/WMC Balanced Fund
JNL/WMC Money Market Fund
JNL/WMC Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/UBS Large Cap Select Growth Fund

JNL Variable Fund LLC

JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital 25 Fund
JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital DowSM Dividend Fund
JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Value Line® 30 Fund
JNL/Mellon Capital VIP Fund
JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital NYSE® International 25 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

JNL Investors Series Trust

JNL/PPM America Total Return Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-related and other asset-backed risk
•	Non-diversification risk
•	Small cap investing risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Growth investing risk
•	Leverage risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P Financial Services ”), a wholly owned subsidiary of McGraw-Hill.  S&P Financial Services is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P Financial Services operates several affiliates that engage in other separate business activities.  S&P Financial Services ’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P Financial Services in connection with its ratings business, except to the extent such information is made available by S&P Financial Services to the general public.

William Charles Bassignani and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

In December 2011, William Charles Bassignani was appointed President, Chief Investment Officer & Asset Allocation Manager for SPIAS. Mr. Bassignani is primarily responsible for driving the asset allocation recommendations for SPIAS. In addition, Mr. Bassignani is currently Managing Director, Head of Analytical Model Development for Market Credit and Risk Strategies since March 2010 for Standard & Poor’s Securities Evaluations, Inc. From March 2008 to March 2010, Mr. Bassignani was Managing Director, Head of Analytical Model Development, Market Credit and Risk Strategies for Standard & Poor’s. Prior to that, Mr. Bassignani was Managing Director of Quantitative Model Development for the Quantitative Analytics Research Group for Standard & Poor’s Ratings Services from August 2002 to March 2008. Mr. Bassignani earned his Masters in Business Administration and a BA in International Relations and Economics (Political Science) from Boston University.

Michael Carapucci has been a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011 . Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. Mr. Carapucci holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/S&P Managed Moderate Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50 % to 70 % to Underlying Funds that invest primarily in fixed income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, SPIAS provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 604 for the “Summary of Main Risk Characteristics of JNL/S&P Funds and JNL Disciplined Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Commodity Securities Strategy Fund
JNL/BlackRock Global Allocation Fund
JNL/Brookfield Global Infrastructure Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/DFA U.S. Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Eastspring Investments China-India Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund

JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Global Alpha Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunties Index Fund
JNL/Mellon Capital Utilities Sector Fund
JNL/Morgan Stanley Mid Cap Growth Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/WMC Balanced Fund
JNL/WMC Money Market Fund
JNL/WMC Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/UBS Large Cap Select Growth Fund

JNL Variable Fund LLC

JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital 25 Fund
JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital DowSM Dividend Fund
JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Value Line® 30 Fund
JNL/Mellon Capital VIP Fund
JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital NYSE® International 25 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

JNL Investors Series Trust

JNL/PPM America Total Return Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-related and other asset-backed risk
•	Non-diversification risk
•	Small cap investing risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Growth investing risk
•	Leverage risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P Financial Services ”), a wholly owned subsidiary of McGraw-Hill.  S&P Financial Services is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P Financial Services operates several affiliates that engage in other separate business activities.  S&P Financial Services ’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P Financial Services in connection with its ratings business, except to the extent such information is made available by S&P Financial Services to the general public.

William Charles Bassignani and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

In December 2011, William Charles Bassignani was appointed President, Chief Investment Officer & Asset Allocation Manager for SPIAS. Mr. Bassignani is primarily responsible for driving the asset allocation recommendations for SPIAS. In addition, Mr. Bassignani is currently Managing Director, Head of Analytical Model Development for Market Credit and Risk Strategies since March 2010 for Standard & Poor’s Securities Evaluations, Inc. From March 2008 to March 2010, Mr. Bassignani was Managing Director, Head of Analytical Model Development, Market Credit and Risk Strategies for Standard & Poor’s. Prior to that, Mr. Bassignani was Managing Director of Quantitative Model Development for the Quantitative Analytics Research Group for Standard & Poor’s Ratings Services from August 2002 to March 2008. Mr. Bassignani earned his Masters in Business Administration and a BA in International Relations and Economics (Political Science) from Boston University.

Michael Carapucci has been a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011 . Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. Mr. Carapucci holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/S&P Managed Moderate Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Growth Fund is capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30 % to 50% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, SPIAS provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 604 for the “Summary of Main Risk Characteristics of JNL/S&P Funds and JNL Disciplined Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Commodity Securities Strategy Fund
JNL/BlackRock Global Allocation Fund
JNL/Brookfield Global Infrastructure Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/DFA U.S. Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Eastspring Investments China-India Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund

JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Global Alpha Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunties Index Fund
JNL/Mellon Capital Utilities Sector Fund
JNL/Morgan Stanley Mid Cap Growth Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/WMC Balanced Fund
JNL/WMC Money Market Fund
JNL/WMC Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/UBS Large Cap Select Growth Fund

JNL Variable Fund LLC

JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital 25 Fund
JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital DowSM Dividend Fund
JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Value Line® 30 Fund
JNL/Mellon Capital VIP Fund
JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital NYSE® International 25 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

JNL Investors Series Trust

JNL/PPM America Total Return Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-related and other asset-backed risk
•	Non-diversification risk
•	Small cap investing risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Growth investing risk
•	Leverage risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P Financial Services ”), a wholly owned subsidiary of McGraw-Hill.  S&P Financial Services is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P Financial Services operates several affiliates that engage in other separate business activities.  S&P Financial Services ’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P Financial Services in connection with its ratings business, except to the extent such information is made available by S&P Financial Services to the general public.

William Charles Bassignani and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

In December 2011, William Charles Bassignani was appointed President, Chief Investment Officer & Asset Allocation Manager for SPIAS. Mr. Bassignani is primarily responsible for driving the asset allocation recommendations for SPIAS. In addition, Mr. Bassignani is currently Managing Director, Head of Analytical Model Development for Market Credit and Risk Strategies since March 2010 for Standard & Poor’s Securities Evaluations, Inc. From March 2008 to March 2010, Mr. Bassignani was Managing Director, Head of Analytical Model Development, Market Credit and Risk Strategies for Standard & Poor’s. Prior to that, Mr. Bassignani was Managing Director of Quantitative Model Development for the Quantitative Analytics Research Group for Standard & Poor’s Ratings Services from August 2002 to March 2008. Mr. Bassignani earned his Masters in Business Administration and a BA in International Relations and Economics (Political Science) from Boston University.

Michael Carapucci has been a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011 . Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. Mr. Carapucci holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/S&P Managed Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Growth Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors SeriesTrust.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10 % to 30% to Underlying Funds that invest primarily in fixed income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, SPIAS provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 604 for the “Summary of Main Risk Characteristics of JNL/S&P Funds and JNL Disciplined Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Commodity Securities Strategy Fund
JNL/BlackRock Global Allocation Fund
JNL/Brookfield Global Infrastructure Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/DFA U.S. Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Eastspring Investments China-India Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund

JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Global Alpha Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunties Index Fund
JNL/Mellon Capital Utilities Sector Fund
JNL/Morgan Stanley Mid Cap Growth Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/WMC Balanced Fund
JNL/WMC Money Market Fund
JNL/WMC Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/UBS Large Cap Select Growth Fund

JNL Variable Fund LLC

JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital 25 Fund
JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital DowSM Dividend Fund
JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Value Line® 30 Fund
JNL/Mellon Capital VIP Fund
JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital NYSE® International 25 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

JNL Investors Series Trust

JNL/PPM America Total Return Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-related and other asset-backed risk
•	Non-diversification risk
•	Small cap investing risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Growth investing risk
•	Leverage risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P Financial Services ”), a wholly owned subsidiary of McGraw-Hill.  S&P Financial Services is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P Financial Services operates several affiliates that engage in other separate business activities.  S&P Financial Services ’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P Financial Services in connection with its ratings business, except to the extent such information is made available by S&P Financial Services to the general public.

William Charles Bassignani and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

In December 2011, William Charles Bassignani was appointed President, Chief Investment Officer & Asset Allocation Manager for SPIAS. Mr. Bassignani is primarily responsible for driving the asset allocation recommendations for SPIAS. In addition, Mr. Bassignani is currently Managing Director, Head of Analytical Model Development for Market Credit and Risk Strategies since March 2010 for Standard & Poor’s Securities Evaluations, Inc. From March 2008 to March 2010, Mr. Bassignani was Managing Director, Head of Analytical Model Development, Market Credit and Risk Strategies for Standard & Poor’s. Prior to that, Mr. Bassignani was Managing Director of Quantitative Model Development for the Quantitative Analytics Research Group for Standard & Poor’s Ratings Services from August 2002 to March 2008. Mr. Bassignani earned his Masters in Business Administration and a BA in International Relations and Economics (Political Science) from Boston University.

Michael Carapucci has been a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011 . Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. Mr. Carapucci holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL/S&P Managed Aggressive Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Aggressive Growth Fund is capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed income securities and 0% to 10 % to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, SPIAS provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 604 for the “Summary of Main Risk Characteristics of JNL/S&P Funds and JNL Disciplined Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Commodity Securities Strategy Fund
JNL/BlackRock Global Allocation Fund
JNL/Brookfield Global Infrastructure Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/DFA U.S. Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Eastspring Investments China-India Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund

JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Global Alpha Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunties Index Fund
JNL/Mellon Capital Utilities Sector Fund
JNL/Morgan Stanley Mid Cap Growth Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/WMC Balanced Fund
JNL/WMC Money Market Fund
JNL/WMC Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/UBS Large Cap Select Growth Fund

JNL Variable Fund LLC

JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital 25 Fund
JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital DowSM Dividend Fund
JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Value Line® 30 Fund
JNL/Mellon Capital VIP Fund
JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital NYSE® International 25 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

JNL Investors Series Trust

JNL/PPM America Total Return Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-related and other asset-backed risk
•	Non-diversification risk
•	Small cap investing risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Growth investing risk
•	Leverage risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P Financial Services ”), a wholly owned subsidiary of McGraw-Hill.  S&P Financial Services is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P Financial Services operates several affiliates that engage in other separate business activities.  S&P Financial Services ’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P Financial Services in connection with its ratings business, except to the extent such information is made available by S&P Financial Services to the general public.

William Charles Bassignani and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

In December 2011, William Charles Bassignani was appointed President, Chief Investment Officer & Asset Allocation Manager for SPIAS. Mr. Bassignani is primarily responsible for driving the asset allocation recommendations for SPIAS. In addition, Mr. Bassignani is currently Managing Director, Head of Analytical Model Development for Market Credit and Risk Strategies since March 2010 for Standard & Poor’s Securities Evaluations, Inc. From March 2008 to March 2010, Mr. Bassignani was Managing Director, Head of Analytical Model Development, Market Credit and Risk Strategies for Standard & Poor’s. Prior to that, Mr. Bassignani was Managing Director of Quantitative Model Development for the Quantitative Analytics Research Group for Standard & Poor’s Ratings Services from August 2002 to March 2008. Mr. Bassignani earned his Masters in Business Administration and a BA in International Relations and Economics (Political Science) from Boston University.

Michael Carapucci has been a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011 . Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. Mr. Carapucci holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL Disciplined Moderate Fund
Class A

Investment Objectives.  The investment objective of the JNL Disciplined Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.

Under normal circumstances, the JNL Disciplined Moderate Fund allocates approximately 40% to 80% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Please see the disclosure beginning on page 604 for the “Summary of Main Risk Characteristics of JNL/S&P Funds and JNL Disciplined Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/WMC Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund

JNL Variable Fund LLC

JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Value Line® 30 Fund
JNL/Mellon Capital DowSM Dividend Fund
JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital 25 Fund
JNL/Mellon Capital VIP Fund
JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital NYSE® International 25 Fund
JNL/Mellon Capital Communciations Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

JNL Investors Series Trust

JNL/PPM America Total Return Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The JNL Disciplined Moderate Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The JNL Disciplined Moderate Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-related and other asset-backed risk
•	Non-diversification risk
•	Small cap investing risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Index investing risk
•	Issuer risk
•	Leverage risk
•	License termination risk
•	Liquidity risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management.  The allocations for the Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $106.7 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed by William Harding, who is responsible for setting the allocations made to the Fund and the application of the Fund’s strategy.

Mr. Harding is Vice President, Head of Investment Management for JNAM since October 2012.  Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research.  Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 13 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation.  Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business.  He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL Disciplined Moderate Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL Disciplined Moderate Growth Fund is to seek capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.

Under normal circumstances, the JNL Disciplined Moderate Growth Fund allocates approximately 60% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 10% to 40% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Please see the disclosure beginning on page 604 for the “Summary of Main Risk Characteristics of JNL/S&P Funds and JNL Disciplined Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/WMC Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund

JNL Variable Fund LLC

JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Value Line® 30 Fund
JNL/Mellon Capital DowSM Dividend Fund
JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital 25 Fund
JNL/Mellon Capital VIP Fund
JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital NYSE® International 25 Fund
JNL/Mellon Capital Communciations Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

JNL Investors Series Trust

JNL/PPM America Total Return Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The JNL Disciplined Moderate Growth Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The JNL Disciplined Moderate Growth Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-related and other asset-backed risk
•	Non-diversification risk
•	Small cap investing risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Index investing risk
•	Issuer risk
•	Leverage risk
•	License termination risk
•	Liquidity risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management.  The allocations for the Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $106.7 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed by William Harding, who is responsible for setting the allocations made to the Fund and the application of the Fund’s strategy.

Mr. Harding is Vice President, Head of Investment Management for JNAM since October 2012.  Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research.  Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 13 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation.  Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business.  He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

JNL Disciplined Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL Disciplined Growth Fund is capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.

Under normal circumstances, the JNL Disciplined Growth Fund allocates approximately 70% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Please see the disclosure beginning on page 604 for the “Summary of Main Risk Characteristics of JNL/S&P Funds and JNL Disciplined Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/WMC Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund

JNL Variable Fund LLC

JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Value Line® 30 Fund
JNL/Mellon Capital DowSM Dividend Fund
JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital 25 Fund
JNL/Mellon Capital VIP Fund
JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital NYSE® International 25 Fund
JNL/Mellon Capital Communciations Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

JNL Investors Series Trust

JNL/PPM America Total Return Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-related and other asset-backed risk
•	Non-diversification risk
•	Small cap investing risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Index investing risk
•	Issuer risk
•	Leverage risk
•	License termination risk
•	Liquidity risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management.  The allocations for the Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $106.7 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed by William Harding, who is responsible for setting the allocations made to the Fund and the application of the Fund’s strategy.

Mr. Harding is Vice President, Head of Investment Management for JNAM since October 2012.  Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research.  Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 13 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation.  Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business.  He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2012.

Master-Feeder Structure

Each of the JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth & Income Fund, JNL/American Funds International Fund, and JNL/American Funds New World Fund (the “Feeder Funds” or “AF Funds”) operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each feeder fund invests in a single registered investment company referred to as a “master fund.” The master fund purchases and manages a pool of investment securities.  Each Feeder Fund’s investment objective and restrictions are the same as its corresponding master fund.  Each master fund of the JNL/American Funds is a series of American Funds Insurance Series® (“AFIS” or “AF Master Funds”).  This structure differs from the other Funds of the Trust, and other investment companies that invest directly in securities and are actively managed.

The Board considered that each Feeder Fund will bear its own operating expenses as well as its pro rata share of its corresponding AF Master Fund’s fees and expenses.  Because each Fund invests all or substantially all of its assets in an AF Master Fund, its shareholders will bear the fees and expenses of both the Fund and the AF Master Fund in which it invests. Thus, the Fund’s expenses could be higher than those of other mutual funds which invest directly in securities.  Each AF Master Fund may have other shareholders, each of whom, like each Fund, will pay their proportionate share of the AF Master Fund’s expenses. Each AF Master Fund may also have shareholders that are not Feeder Funds, but are separate accounts of insurance companies or qualified retirement plans.  The expenses and, correspondingly, the returns of the other shareholders of the AF Master Funds may differ from those of the Funds.  The AF Master Funds pay distributions to each AF Master Fund shareholder, including the Funds.  Also, a large-scale redemption by another feeder fund or any other large investor may increase the proportionate share of the costs of an AF Master Fund borne by the remaining feeder fund and other shareholders, including the applicable Fund.

Under the master/feeder structure, each Fund may withdraw its investment in the corresponding AF Master Fund if the Board determines that it is in the best interest of the Fund and its shareholders to do so.  The AF Master Fund may fulfill a large withdrawal by a distribution in-kind of portfolio securities, as opposed to a cash distribution.  A Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having JNAM manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of each Fund’s assets in its corresponding AF Master Fund is not a fundamental investment policy of any Fund and a shareholder vote is not required for any Fund to withdraw its investment from its corresponding AF Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the AF Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the AF Master Funds’ prospectus. The summary prospectus for each AF Master Fund is delivered together with this prospectus.

Each AF Feeder Fund’s master fund is listed below:

JNL Series Trust Feeder Fund	American Funds Master Fund
JNL/American Funds Blue Chip Income and Growth Fund	Blue Chip Income and Growth Fund (Class 1 shares)
JNL/American Funds Global Bond Fund	Global Bond Fund (Class 1 shares)
JNL/American Funds Global Small Capitalization Fund	Global Small Capitalization Fund (Class 1 shares)
JNL/American Funds Growth-Income Fund	Growth-Income Fund (Class 1 shares)
JNL/American Funds International Fund	International Fund (Class 1 shares)
JNL/American Funds New World Fund	New World Fund® (Class 1 shares)

Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the AF Master Funds’ prospectus. The summary prospectus for each AF Master Fund is delivered together with this prospectus.  To obtain a copy of the statutory prospectus for each AF Master Fund, you may go to www.americanfunds.com/afis, call 1-800-421-9900 ext. 65413, or e-mail us at afisclass1@americanfunds.com.

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the AF Master Fund’s prospectus and in the AF Master Fund’s semi-annual and annual report available upon request at 1-800-873-5654.

More About The Funds

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Funds to invest in other registered investment companies and unit investment trusts that are within or outside the same group of investment companies.  A Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are funds managed by the Trust’s investment adviser or its affiliates.  As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.  The Sub-Advisers may execute transactions in a manner to cause the least disruption to the Fund when attempting to bring the Fund into compliance with such restrictions, which could affect performance.

Commodities regulatory risk.  Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide.  In February 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) narrowed the basis for exclusion from the requirement that the investment adviser to an entity investing in commodities needs to register as a Commodity Pool Operator (“CPO”).  Filings for exclusion or registration generally must occur prior to December 31, 2012.  Assuming that the Adviser will be a CPO then the Sub-Adviser must generally be registered as a Commodity Trading Advisor (“CTA”).  Registration as a CPO imposes stricter laws, regulations and enforcement policies which would likely increase compliance costs and may affect the operations and financial performance of registered investment companies whose Adviser is required to register as a CPO. It is not expected, however, to materially adversely affect the ability of the Fund to achieve its objective.  The CFTC and the SEC have not yet issued rules reflecting the harmonization of disclosure and reporting requirements.  The effect of the future regulatory changes relating to disclosure and reporting requirements of the Adviser if it is a CPO or the Fund can not be predicted, but are not expected to materially adversely affect the ability of the Fund to achieve its objective.  In addition, the CFTC and the exchanges continue to be authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets.

Restrictions on the Use of Futures Contracts .  The Commodity Futures Trading Commission (“CFTC”) recently adopted amendments to Rule 4.5 under the Commodity Exchange Act (“CEA”) that significantly limit the ability of certain regulated entities, including registered investment companies and their advisers and sub-advisers, such as the Funds of the Trust, JNAM and the Sub-Advisers, to rely on an exclusion from registration with the National Futures Association (“NFA”) as a commodity pool operator (“CPO”).  The exclusion from Rule 4.5 previously allowed registered investment companies to engage in unlimited transactions involving commodity interests (futures contracts, options on futures, and swaps).  However, under amended Rule 4.5, the adviser to a registered investment company can claim exclusion from registration as a CPO only if the fund uses commodity interests solely for “bona fide hedging purposes,” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions with respect to commodity interests do not exceed 5% of the liquidation value of the registered investment company’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the registered investment company’s portfolio (taking into account unrealized profits and unrealized losses on any such positions).  Compliance with either of the two tests must be calculated and satisfied whenever the Fund enteres into a new commodity interest transaction.

JNAM is currently registered with the NFA as a CPO and will act as a CPO with respect to the operation of certain of its funds that qualify as “commodity pools” under and pursuant to the CEA.  Certain sub-advisers may also be required to register, or may already be registered, as a commodity trading adviser (“CTA”).  Registration as a CPO or CTA each entails a variety of regulatory obligations.  The impact of these new requirements on JNAM and the qualifying commodity pools is uncertain at this time.  However, the new requirements will cause the commodity pools to incur additional regulatory compliance and reporting expenses, since they will be subject to dual registration by the CFTC and the SEC.  The effects of these regulatory changes could reduce the investment returns or harm the commodity pool’s ability to implement its investment strategy. In that event, the Board may determine to reorganize or close the commodity pool or materially change the commodity pool’s investment objective and strategies.

For Each of the JNL/Mellon Capital Sub-Advised Funds (excluding the JNL/S&P Funds co-Sub-Advised Funds).  The Sub-Adviser is a subsidiary of The Bank of New York Mellon Corporation, the owner of a number of asset managers and a diversified global financial institution.  Through this ownership structure and through other entities owned by the Sub-Adviser’s direct and indirect owners, the Sub-Adviser has various financial industry affiliations.  As a result of the business activities of the Sub-Adviser and its affiliates, the Sub-Adviser may be prohibited or limited from effecting transactions on behalf of the Fund due to rules in the marketplace in which the Sub-Adviser trades, foreign laws or the Sub-Adviser’s own policies and procedures.  By way of illustration only, in certain cases, the Sub-Adviser may face trading limitations or prohibitions because of aggregation issues due to its relationships with affiliated investment advisory firms, position limits imposed by regulators or foreign laws such as mandatory takeover offer requirements (which it will need to avoid).  However, if the Sub-Adviser cannot invest in a security directly, the Fund may, instead, invest in the relevant American Depositary Receipt (ADR).  In any case, the Fund may invest in securities of affiliates of the Fund and the Sub-Adviser to the extent permissible under applicable U.S. laws and regulations and exemptions granted by the SEC.

Portfolio Turnover. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Derivatives Risk.  As an open-end investment company registered with the SEC a Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and CFTC staff positions. In accordance with these positions with respect to certain kinds of derivatives, a Fund must “set aside” (referred to sometimes as “asset segregation” or “coverage”) liquid assets, or engage in other SEC or CFTC staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked – to market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks. See below for Leverage risk . A Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The Funds enter into certain kinds of derivative transactions that involve obligations to make future payments to third parties.  These transactions include, but are not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when issued or delayed delivery basis, or reverse repurchase agreements.  In connection with this, the Funds may be required to “set aside” or segregate liquid assets, or engage in other measures, to cover open purchases and derivatives positions, in accordance with federal securities laws, rules thereunder, or interpretations thereof, including positions that the SEC or its staff have taken.  In such situations, the Funds set aside liquid assets on either of two bases.  Where a derivatives contract does not require cash settlement, the Funds must set aside liquid assets on the basis of the contracts full notional value.  Where a derivatives contract does require cash settlement, the Funds are permitted to set aside assets on the basis of daily marked-to-market net obligations (i. e., a Fund’s daily net liability or unrealized loss, if any), rather than the contract’s full notional value.  In the latter situation, a Fund may employ leverage to a greater extent than under the former situation.  Each Fund reserves the right to change its procedures for setting aside assets in order to comply with any change in governing law, rules, interpretations, SEC or CFTC staff positions.

Dodd-Frank (Regulatory) Risk . T he Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”)   made a number of changes to the regulatory framework in the financial services industry, including regulations applicable to banks, insurance companies, and other firms.  The Dodd-Frank Act also made a number of regulatory changes to the oversight and treatment of various securities, in particular, derivatives.  The impact of these regulatory changes will be felt across industries for a number of years, and will impact the Funds’ investments and the administration of the Funds.  Securities in which the Funds invest may incur increased regulatory compliance costs, and could be subject to regulatory action.  The Funds may incur Dodd-Frank regulatory compliance costs, which could impact performance.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit that meet certain guidelines. Cash collateral may be invested by a Fund in money market-type investments or short-term liquid investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent. There is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Cash and Cash Equivalents. The Funds may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, time deposits, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities (including U.S. treasury bills) that mature, or may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

Market Events.  Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Natural disasters and adverse weather conditions. Certain areas of the world historically have been prone to major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, and have been economically sensitive to environmental events.  Such disasters, and the resulting damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which a Fund invests to conduct their businesses in the manner normally conducted.  Adverse weather conditions may also have a particularly significant negative affect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Legislation.  At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the shares of the Funds or the issuers of such common stock.  Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds.  There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.  The Adviser is currently operating under relief provided by a No-Action Letter filed with the U.S. Commodity Futures Trading Commission on August 10, 2012, on the basis that it would have been excluded from the definition of CPO under former Regulation 4.5.  This No-Action Letter is currently pending with the U.S. Commodity Futures Trading Commision.

Benchmarks.  Listed below are the primary benchmarks, and secondary benchmarks, if applicable, for each of the Funds of the Trust that do not currently have performance information.

Name	Primary Benchmark	Secondary Benchmark(s)
JNL/American Funds Balanced Allocation Fund	Russell 3000 Index MSCI All Country World Index ex USA Barclays Capital US Aggregate Bond Index	Not Applicable
JNL/American Funds Growth Allocation Fund	Russell 3000 Index MSCI All Country World Index ex USA Barclays Capital US Aggregate Bond Index	Not Applicable
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	Dow Jones U.S. Contrarian Opportunities Index	Not Applicable
JNL/Mellon Capital Utilities Sector Fund	Dow Jones US Utilities Index	Not Applicable
JNL/Morgan Stanley Mid Cap Growth Fund	Russell Mid Cap Growth Index	Not Applicable
JNL/Neuberger Berman Strategic Income Fund	Barclays Capital US Aggregate Bond Index	Not Applicable

Regulatory Inquiries and Pending Litigation

JNL/Oppenheimer Global Growth Fund

Since 2009, a number of class action lawsuits have been pending in federal courts against OppenheimerFunds, Inc. (the “OFI”) and certain Oppenheimer mutual funds (but not including JNL/Oppenheimer Global Growth Fund) advised by OFI (the "Defendant Funds"). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund's investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the "Ponzi" scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC ("BLMIS"). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court's order approving the settlement. The aforementioned settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark IV Funding Limited ("AAArdvark IV"), an entity advised by OFI's affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited ("AAArdvark I"), an entity advised by OFI's affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited ("AAArdvark XS"), an entity advised by OFI's affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair OFI’s ability to perform its duties to EQ/Oppenheimer Global, and that the outcome of all of the suits together should not have any material effect on the operations of OFI.

GLOSSARY OF RISKS

The following risks may apply to the Funds and the AF Master Funds.  Please consult the Summary Prospectus and Statutory Prospectus for applicable risks.

Accounting risk – The Fund makes investment decisions in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

Allocation risk – The Fund is subject to the risk of changes in market and economic conditions when determining and revising the selection and percentages of allocations among appropriate Underlying Funds.

Asia ex-Japan concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Asia ex-Japan countries and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are generally characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, less developed legal systems and less efficient markets.  Adverse developments in one country can affect the entire region.  Numerous elements of the auditing and reporting standards may not provide the same shareholder protection or information as those in developed countries.

Asset-based securities risk – Asset-based securities are typically fixed income securities whose value is related to the market price of certain commodities, interests, and other items , such as precious metals, as well as, other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For example, precious metal prices historically have been very volatile, which may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to such commodities include changes to laws and regulations, changes in regulatory interpretations, changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Borrowing risk – Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return.   Borrowing will typically cause a Fund to segregate (cover) assets sufficient to cover 300% of any amounts borrowed.   Borrowing may cause the Fund to increase its cash position and/or liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.  Government reforms and the move to capitalism may not positively impact the economies of either country. Stable economic growth may be hampered by a number of factors, including, burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, and social instability with a corresponding affect on securities holdings and volatility.

Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

Commodity-linked notes risk – Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and general derivatives risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.  There may be a change in the tax treatment of commodity-linked notes, which could impact the Fund’s use of commodity-linked notes in the implementation of its investment strategy.  The Fund could lose money investing in commodity-linked notes.

Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives. For example, regulations recently proposed by the CFTC may limit the Fund’s ability to invest in certain commodity-linked instruments regulated by the CFTC, such as futures, options on futures and options on commodities, such that no more than 5% of the Fund’s total assets may be used to establish positions in futures, options on futures and options on commodities for purposes other than hedging, unless the Adviser registers as a commodity pool operator and the Sub-Adviser registers as a commodity trading adviser .

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.   Although the IRS previously issued numerous private letter rulings that income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.

Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility than traditional securities.  Derivative instruments’ values may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

Concentration risk —If the JNL/Goldman Sachs Emerging Markets Debt Fund invests more than 25% of its total assets in issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Corporate loan risk – Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest.  The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Counterparty and settlement risk – Trading options, futures contracts , swaps, and other derivative financial instruments entails credit risk on the counterparties. Such instruments are not afforded the same protections as may apply to trading futures , options , swaps, and other derivatives instruments on organized exchanges. Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom it trades securities.  This risk may be heightened during volatile market conditions.  Settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries thus increasing the risks.

Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit ratings may reflect the varying degrees of risk.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest

Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the sub-adviser expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.  The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions.

Currency transaction risks – Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts may not be guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the U.S. Commodities Future Trading Commission nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.

Custody risk – The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Cyclical opportunities risk –The Fund might seek to take tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries.  If the anticipated changes do not occur, the value of the stock could fall.  Cyclical stocks may tend to increase in value quickly during economic upturns, but they also tend to lose value quickly in economic downturns.  These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.

Depositary receipts risk – Investments in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs) are subject to certain risks.  ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  EDRs and GDRs typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Depositary receipts may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and un-sponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program.  To the extent the Fund invests in depositary receipts of an un-sponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.  Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

Derivatives risk – Derivatives instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, counterparty risk, credit risk and management risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index.  The Fund’s Adviser or Sub-Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment.  The Fund’s Adviser or Sub-Adviser must correctly predict price, credit or other applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.  If the Fund’s Adviser or Sub-Adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful , and the Fund may lose money .  To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments.  The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors. The use of derivative strategies may also have a tax impact on the Fund. The timing and character of income, gains or losses from these strategies could impair the ability of the investment manager to utilize derivatives when it wishes to do so.

The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments.  Certain derivative transactions may have a leveraging effect on the Fund.  For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments.  As a result a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain.  The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument.  The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

Distressed debt risk – Each Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”).  To the extent that a Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

European investing risk – Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). The EMU imposes tight fiscal and monetary controls on its members or requires it for EMU membership.  Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

Eurozone investment risk – The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).

The recent global economic crisis has caused severe financial difficulties for many EU countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on the assistance from others such as the ECB, the International Monetary Fund, or other governments and institutions to address those issues. Failure by one or more EU countries to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably.

Exchange traded funds investing risk – Most exchange-traded funds (“ETFs”) are investment companies whose shares are purchased and sold on a securities exchange.  Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions.  A Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest.

Exchange-traded note risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Fixed income risk –The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

Floating rate corporate loans risk – Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Some of these loans may be “covenant lite” loans which do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.

Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Foreign exchange and currency derivatives trading risk – The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund. The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments and currency derivative instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. In addition, there may be less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Adviser’s or Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are : (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Geographic concentration risk – Because the Fund has a significant level of investment in issuers in the developed countries of Western Europe and Japan, the Fund’s performance is expected to be closely tied to social,   political and economic conditions within countries in those regions and to be more volatile than the performance of more geographically diversified funds.

Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements.  There can be no guarantee that companies in which the Funds invest will meet all applicable regulatory requirements.  Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements.  These requirements may also result in additional compliance expenses and costs.  Such increased regulatory compliance costs could hurt a company’s performance.

Growth investing risk – Growth stocks can perform differently from the market as a whole or other types of stocks.  Growth stocks are generally priced based on future or anticipated earnings, and may be more expensive relative to their earnings or assets.  As a result of forward-looking growth and revenue expectations, growth stocks tend to be more sensitive to changes in their earnings, contributing to their volatility.

Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments, which may include purchasing or selling call and put options. A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price. Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund may also use futures, swaps, and other derivative instruments to hedge risk.  The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.

High-yield bonds, lower-rated bond s , and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  An unanticipated default would result in a reduction in income, a decline in the market value of the related securities and a decline in value.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility.

Illiquid securities risk – The Fund may invest in “illiquid securities,” which is typically defined as a security that cannot be sold or disposed of within seven (7) days, at price or value at which it is carried.  Securities and other investments purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen.  With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.  Not all over-the-counter securities will be deemed illiquid.  Illiquid securities may be difficult to sell or redeem because, often, there is no secondary market for those securities.

Limitation on Illiquid Investments.  If one or more instruments in a Fund’s portfolio become illiquid, a Fund may exceed its limit on illiquid instruments.  In the event that this occurs, the Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable.  This requirement would not force a Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Valuation of Illiquid Investments.  Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Trustees.  These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity; there are exchange imposed trading restrictions or trading halts; and/or securities are restricted for re-sale.  The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV.

Income risk – Which is the chance that the Fund’s income will decline because of falling interest rates. Because the Fund’s income may be based on short-term interest rates – which can fluctuate significantly over short periods – income risk is expected to be high.  The Fund’s distributions to shareholders may decline when interest rates fall.

Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Market fluctuations can cause the performance of an index to be significantly influenced by a handful of companies.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance may sometimes be lower than funds that actively invest in stocks that comprise the index.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  The correlation between the Fund and index performance may be affected by:  the Fund’s/Underlying Fund’s expenses, which do not apply to the index; changes in securities markets; changes in the composition of the index; the size of the portfolio; the timing of purchases and redemptions of the Fund’s/Underlying Fund’s shares; and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Internal Revenue Code.

Indexed and inverse securities risk – Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks within a certain industry in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Inflation-indexed securities risk – Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Infrastructure companies investment risk – Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries.  Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.  Infrastructure companies may also be affected by or subject to:

•	Regulation by various government authorities;
•	Government regulation of rates charged to customers;
•	Service interruption due to environmental, operational or other mishaps;
•	The imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and
•	General changes in market sentiment towards infrastructure and utilities assets.

Other factors that may affect the operations of infrastructure-related companies include innovations in technology, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due, and general changes in market sentiment towards infrastructure and utilities assets.

Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Conversely, as interest rates decrease, the prices of fixed income securities tend to increase.  In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments.  However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in the Fund’s value.  In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in the Fund’s value.  Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investing in the European Union risk – Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, primarily as a result of their lavish social welfare programs and unsustainable socialist economic policies.  Socialism does not work.  A Fund’s investment in the sovereign debt of certain European Union countries, such as Greece, Italy, Portugal  and Spain may carry significant risks. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Investments in IPOs risk – The Fund may purchase shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. The Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time. The purchase of shares issued in IPOs may have a greater impact upon the Fund’s total returns during any period that the Fund has a small asset base. As the Fund’s assets grow, any impact of IPO investments on the Fund’s total return may decline.

Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such money market funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Investment strategy risk – The Adviser or Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Adviser or Sub-Adviser in using these investment strategies may not produce the returns expected by the Adviser or Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Investment style risk – The returns from a certain investment style may trail returns from the overall stock market.   For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. As another example, g rowth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met their valuations may return to more typical norms, causing their stock prices to fall.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage risk  – Certain transactions, such as reverse repurchase agreements, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.  To minimize these risks, the Funds attempt to segregate (cover) liquid assets sufficient to cover the value of such transactions.  Such coverage techniques may not always be successful and the Funds could lose money.

License termination risk – The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to specific, mechanical criteria and applied on a specific date each year may prevent a Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies during the year.  As compared to other mutual funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

Liquidity risk (JNL/American Funds Global Bond Fund) – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Master Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Master Fund’s principal investment strategy that involves small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.  Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Indebtedness of companies whose creditworthiness is poor may be highly speculative involving substantially greater risks that those companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, with a substantial risk of losing the entire amount invested.

In the event that a borrower defaults on a secured loan, access to the collateral securing the loan may be limited by bankruptcy and other insolvency laws.  The collateral may decline in value and/or be inadequate or difficult to realize upon. In addition, a court could take action with respect to the floating rate loan adverse to the holders of the loan, such as invalidating the loan, subordinating the loan to presently existing or future indebtedness, or ordering the refund of interest previously paid to the borrower. As a result, the Fund might not receive payments to which it is entitled.  The Adviser or Sub-Adviser may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations. This could increase the Fund’s operating expenses and decrease its net asset value.  The Fund can invest in loans that are not secured by any collateral of the borrower.  If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose.  Therefore, these loans present greater risks than collateralized loans.

After purchase of a loan participation, the Fund may only be able to enforce its rights through the participating lender, and may assume the credit risk of both the participating lender and the borrower.

Loan instruments may not be rated by a rating agency, registered with the SEC or any state securities commission or listed on any national securities exchange.  The amount of public information available with respect to loans may be less extensive than that available for registered or exchange listed securities.  In evaluating the creditworthiness of borrowers, the Adviser or Sub-Adviser relies on its own evaluation of borrowers, but will consider, and may rely in part on, analyses performed by others. As a result, the Fund is particularly dependent on the analytical abilities of the Adviser or Sub-Adviser.

An increase in demand for loan instruments may adversely affect the supply of available loans and/or the rate of interest payable on loans acquired by the Fund, thus reducing Fund returns. During periods of limited supply of loans, the Fund’s yield may be lower.

The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the Fund to be unable to realize full value and thus cause a material decline in the Fund’s net asset value.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund.  There is no guarantee that the investment objective of the Fund will be achieved.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Master limited partnership risk – An investment in a master limited partnersip (“ MLP ”) units involves some risks that differ from an investment in the common stock of a corporation.  Holders of MLP units have limited control on matters affecting the partnership.  Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers.  MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.  The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.  Certain MLPs may be illiquid securities.

Mid-cap and small-cap risk —The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower   markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Model risk – Funds that use models bear the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund s achieve their investment objectives, causing the Fund s to underperform its benchmark or other funds with a similar investment objective.

Mortgage-related and other asset-backed risk – The risk of investing in mortgage-related and other asset-backed securities include interest rate risk, extension risk, and prepayment (contraction) risk.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities may exhibit additional volatility. This is known as extension risk.  Rising interest rates and falling property prices may increase the likelihood that individuals and entities may fall behind or fail to make payments on their mortgages.  This is referred to as default risk.  When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid.  In addition, a number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities.  There may also exist legal and documentation risk related to mortgage defaults.  Mortgage-related securities are also subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns because the Fund will have to reinvest that money at the lower prevailing interest rates. This is referred to as contraction risk.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral.  An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price.  The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile.  Some mortgage-backed securities may also not be as liquid as other securities.  The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation, interest rates, tax policies, the real estate market, and/or the overall economy.

Municipal securities risk —Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term.

Natural resource related securities risk – Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.

Non-diversification risk – The Fund is “non-diversified.” As such, the Fund may invest in a limited number of issuers. Under a definition provided by the Investment Company Act of 1940, as amended (the “1940 Act”), non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Non-hedging foreign currency trading risk— The Fund may engage in forward foreign currency transactions for speculative purposes. The Funds’ Investment Adviser may purchase or sell foreign currencies throug the use of forward contracts based on the Sub-Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Sub-Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Sub-Adviser’s expectations may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.

Pacific Rim investing risk – The Pacific Rim economies are in various stages of economic development. Many of the economies in the region can be characterized as developing , newly industrialized , or developed .  However, the Fund will concentrate investments in developed Pacific Rim markets.  Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.  The Australia and New Zealand economies are largely dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim and to be more volatile than the performance of more geographically diversified funds.

Portfolio turnover risk – The Fund may actively trade securities in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

Precious metal s related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

Private equity risk – In addition to the risks of direct investments, Listed Private Equity Companies are subject to various risks depending on their underlying investments, which are not limited to, additional liquidity risk, sector risk, non-U.S. security risk, currency risk, credit risk, managed portfolio risk and derivatives risk (derivatives risk is the risk that the value of the Listed Private Equity Companies’ derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment).

There are inherent risks in investing in private equity companies, whose principal business is to invest in and lend capital to privately held companies.  Generally, little public information exists for private and thinly traded companies , which may impede the ability to make a fully informed investment decision.  Listed Private Equity Companies may have relatively concentrated investment portfolios of small number of holdings.  The aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, or the need to write down the value of an investment.

Privately placed securities risk – The Fund’s investments may also include privately placed securities, which are subject to resale restrictions.  Typically, the securities are sold as an offering exempt from registration with the SEC.  These securities will have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.

Real estate investment risk – Real estate is also affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.   The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks.  Investment in REITs may be affected by the management skill of the persons managing the REIT and are often not diversified.  Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended.  REITs are also subject to heavy cash flow dependency and to defaults by borrowers or lessees.  In addition, REITs possible could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act.  Certain REITs provide for a specified term of existence in their trust documents.  Such REITs run the risk of liquidating at an economically disadvantageous time.  The Fund will bear a proportional share of the REITs’ expenses.

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities.  These limits may be Fund specific or they may apply to the Adviser and/or it Sub-Advisers.  As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the Sub-Advisers and their affiliates, the Adviser, Sub-Advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser, the Sub-Advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements.  The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Risk arbitrage securities and distressed companies risk– Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company.  Distressed companies are companies that are, or about to be, involved in reorganizations, financial restructurings or bankruptcy. The actual transaction may not be completed on the terms or within the time frame originally contemplated, if at all, resulting in losses.  Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default.  Also, securities of distressed companies are generally more likely to become worthless.

Risk of investment in banking industry – Investment in securities issued by banks, would entail the risk s associated with the health of the banking industry , may affect performance.  These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers.   B ank securities typically are not insured by the federal government or other governmental entities and governments.   Bank s ecurities that do not represent deposits have lower priority in the bank’s capital structure than those securities comprised of deposits. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. While Russia is moving away from the registrar system and moving toward a central registration system or central depository system, it is possible for a Fund to lose its registration through fraud, negligence , or mere oversight during the transition process . While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.  The effective operation of the new Russian central registration or central depository system is unproven, and there is no guarantee that a Fund will maintain its interests in the shares of a Russian security.

Restricted securities risk – Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but are typically treated as liquid securities because there is a market for the securities.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sector risk– Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in a sector affecting performance. The financial services sector is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for services decreases and prices and dividends may decline.

Although financial services companies carry more risk than a more diversified fund the dividends typically paid by financial services companies may help to moderate this risk to some extent. The financial services sector is highly correlated and particularly sensitive to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition. Financial services companies may also be hurt when interest rates rise sharply to varying degrees.  The stocks may also be vulnerable to rapidly rising inflation. The industry is not generally perceived to be dynamic or aggressive, which could lessen fund performance.

Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.  It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Servicer risk – Floating rate loans are typically structured and administered by a financial institution that acts as an agent for the holders of the loan.  In the event of the insolvency of an agent bank, a loan could be subject to settlement risk, as well as, the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing LIBOR calculations, processing draws, etc.).

Short sales risk – A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, the losses could be greater than the actual cost of the investment. Increased liquidity risk and transaction costs are frequently involved, as is the risk that the third party to the short sale may fail to honor its contract terms.

Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks.  Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost.  For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Standby commitment agreements risk – Standby commitment agreements involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund and will no longer be worth what the Fund has agreed to pay for it. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Stapled securities risk – The two parts of a stapled security are a unit of a trust and a share of a company.  The resulting security is influenced by both parts, and must be treated as one unit at all times, such as when buying or selling a security.  The value of stapled securities and the income derived from them may rise and fall with the company . Stapled securities are not obligations of, deposits in, or guaranteed by, the Fund.  The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Special situations risk – At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.

Structured note risk – A Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities.  Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities.  The performance of these notes is determined by the price movement of the commodities underlying the note.  These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities.  This means that a Fund may lose money if the issuer of the note defaults and that a Fund may not be able to readily close out its investment in such notes without incurring losses.

Subsidiary risk (for JNL/AQR Managed Futures Strategy Fund and JNL/BlackRock Global Allocation Fund only) – The “Subsidiary” is a wholly-owned Cayman Islands entity for each respective Fund.  Each Fund invests directly in its Subsidiary.   By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodity Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Fund’s Adviser and sub-adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could affect the Fund.

Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Tax risk – The Internal Revenue Service (“IRS”) has issued a ruling that causes certain income from commodity-linked swaps, to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of being taxed as a regulated investment company.  Any income derived from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund’s gross income. Failure to qualify as a RIC, subjects a fund to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.  Failure to qualify as a RIC would subject Fund shareholders to federal income tax, to the risk of diminished returns.

Tax risk (for JNL/AQR Managed Futures Strategy Fund and JNL/BlackRock Global Allocation Fund only) – In order for a Fund to qualify as a regulated investment company under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”) , the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  A Fund will therefore annually restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

A Fund’s investment in the Subsidiary is expected to provide a Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to a Fund should constitute “qualifying income” for purposes of a Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.  The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary (if made) may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (“ IRS ”) that could, among other things, affect the character, timing and/or amount of a Fund’s taxable income or gains and of distributions made by a Fund.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Thinly traded securities risk – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.  The ability of the Fund to achieve its investment objective will depend in part upon the Sub-Adviser’s ability to allocate investments in the Underlying Funds and their ability to achieve their investment objectives.  There can be no assurance that the investment objective of any Underlying Fund will be achieved.  The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association (“Fannie Mae”); (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Fannie Mae, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.  In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA. The ongoing effect that this conservatorship will continue to have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

Through the second quarter of 2012, the Fannie Mae and Freddie Mac required U.S. Treasury support through draws under preferred stock purchase agreements.  However, they have repaid some of that amount in dividends.  Both Fannie Mae and Freddie Mac ended the second quarter of 2012 with positive net worth, and as a result, neither required a draw from the U.S. Treasury.  The ultimate survivorship of Fannie Mae and Freddie Mac remains unclear.

Utilities risk - Utility company securities are particularly sensitive to interest rate movements; when interest rates rise, the stock prices of these companies tend to fall. The continually changing regulatory environment, at both the state and federal level, has led to greater competition in the industry and the emergence of non-regulated providers as a significant part of the industry, which may make some companies less profitable. Companies in the utilities industry may: (1) be subject to risks associated with the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases and of financing large construction programs during periods of inflation; (2) face restrictions on operations and increased costs due to environmental and safety regulations, including increased fuel costs; (3) find that existing plants and equipment or products have been rendered obsolete by technical innovations; (4) confront challenging environmental conditions, including natural or man-made disasters; (5) tackle difficulties of the capital markets in absorbing utility debt and equity securities; (6) incur risks associated with the operation of nuclear power plants; and (7) face the effects of energy conservation and other factors affecting the level of demand for services.  Government regulators monitor nad control utility revenues and costs, and therefore may limit utility profits.  The deregulation of certain utility companies may eliminate restrictions on profits, but may also subject these companies to greater risks of loss.

Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

When-issued and delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLCSM (“JNAM®” or the “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the ultimate parent of Curian Capital, LLC, the sponsor of investment companies that are in the same group of investment companies as the Trust and JNL Variable Fund LLC, M&G Investment Management Limited, PPM America, Inc. and Eastspring Investments (Singapore) Limited.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

Management Fee

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.  Each JNL/S&P Fund (except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund), the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Index 5 Fund, the JNL/Mellon Capital 10 x 10 Fund, the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, the JNL Disciplined Growth Fund, the JNL/American Funds Balanced Allocation Fund, and the JNL/American Funds Growth Allocation Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the AF Feeder Funds and JNL/WMC Money Market Fund.  There can be no assurance that JNAM will continue to waive fees and reimburse expenses after December 31, 2012 .  The Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  Each Feeder Fund charges the advisory fee disclosed in the table below. Each Master Fund charges a separate advisory fee.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/American Funds Blue Chip Income and Growth Fund	$0 to $1 billion Over $1 billion	.70% .65%
JNL/American Funds Global Bond Fund	$0 to $1 billion Over $1 billion	.70% .65%
JNL/American Funds Global Small Capitalization Fund	$0 to $1 billion Over $1 billion	.75% .70%
JNL/American Funds Growth-Income Fund	$0 to $1 billion Over $1 billion	.70% .65%
JNL/American Funds International Fund	$0 to $1 billion Over $1 billion	.85% .80%
JNL/American Funds New World Fund	$0 to $1 billion Over $1 billion	1.05% 1.00%
JNL Institutional Alt 20 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL Institutional Alt 35 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL Institutional Alt 50 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL Institutional Alt 65 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL/American Funds Balanced Allocation Fund	$0 to $1 billion Over $1 billion	.30% .275%
JNL/American Funds Growth Allocation Fund	$0 to $1 billion Over $1 billion	.30% .275%
JNL/AQR Managed Futures Strategy Fund	$0 to $500 million $500 million to $1 billion Over $1 billion	.95% .90% .85%
JNL/BlackRock Commodity Securities Strategy Fund	$0 to $300 million Over $300 million	.70% .60%
JNL/BlackRock Global Allocation Fund	$0 to $1 billion Over $1 billion	.75% .70%
JNL/Brookfield Global Infrastructure Fund	$0 to $1 billion Over $1 billion	.80% .75%
JNL/Capital Guardian Global Balanced Fund	$0 to $500 million Over $500 million	.65% .60%
JNL/Capital Guardian Global Diversified Research Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.75% .70% .65% .60%
JNL/DFA U.S. Core Equity Fund	$0 to $100 million $100 million to $300 million Over $300 million	.65%2 .60%2 .55%2
JNL/Eagle SmallCap Equity Fund	$0 to $100 million $100 million to $500 million Over $500 million	.75% .70% .65%
JNL/Eastspring Investments Asia ex-Japan Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/Eastspring Investments China-India Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/Franklin Templeton Founding Strategy Fund	All Assets	0%
JNL/Franklin Templeton Global Growth Fund	$0 to $300 million $300 to $500 million Over $500 million	.75% .65% .60%
JNL/Franklin Templeton Global Multisector Bond Fund	$0 to $1 billion Over $1 billion	.75% .70%
JNL/Franklin Templeton Income Fund	$0 to $100 million $100 million to $200 million $200 million to $500 million Over $500 million	.80% .75% .65% .60%
JNL/Franklin Templeton International Small Cap Growth Fund	$0 to $500 million Over $500 million	.95% .90%
JNL/Franklin Templeton Mutual Shares Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/Franklin Templeton Small Cap Value Fund	$0 to $200 million $200 million to $500 million Over $500 million	.85% .77% .75%
JNL/Goldman Sachs Core Plus Bond Fund	$0 to $500 million Over $500 million	.60% .55%
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $200 million $200 million to $1 billion Over $1 billion	.75% .70% .675%
JNL/Goldman Sachs Mid Cap Value Fund	$0 to $100 million Over $100 million	.75% .70%
JNL/Goldman Sachs U.S. Equity Flex Fund	$0 to $300 million Over $300 million	.80% .75%
JNL/Invesco Global Real Estate Fund	$0 to $50 million Over $50 million	.75% .70%
JNL/Invesco International Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/Invesco Large Cap Growth Fund	$0 to $150 million Over $150 million	.70% .65%
JNL/Invesco Small Cap Growth Fund	$0 to $300 million Over $300 million	.85% .80%
JNL/Ivy Asset Strategy Fund	$0 to $500 million $500 million to $1.5 billion Over $1.5 billion	.90% .85% .825%
JNL/JPMorgan International Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million $250 million to $750 million $750 million to $1,500 million Over $1,500 million	.70% .65% .60% .55%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.50% .45% .40% .35%
JNL/Lazard Emerging Markets Fund	$0 to $100 million $100 million to $250 million Over $250 million	1.00%1 .90% .85%
JNL/Lazard Mid Cap Equity Fund	$0 to $50 million $50 million to $250 million Over $250 million	.75% .70% .65%
JNL/M&G Global Basics Fund	$0 to $500 million Over $500 million	.85% .80%
JNL/M&G Global Leaders Fund	$0 to $500 million Over $500 million	.85% .80%
JNL/Mellon Capital 10 x 10 Fund	All Assets	0%
JNL/Mellon Capital Index 5 Fund	All Assets	0%
JNL/Mellon Capital Emerging Markets Index Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/Mellon Capital European 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital Pacific Rim 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital S&P 500 Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.28% .24% .23%
JNL/Mellon Capital S&P 400 MidCap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Small Cap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital International Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Bond Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Global Alpha Fund	$0 to $500 million Over $500 million	1.00% .90%4
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	$0 to $1 billion Over $1 billion	.325% .30%
JNL/Mellon Capital Utilities Sector Fund	$0 to $50 million $50 to $100 million $100 million to $750 million Over $750 million	.34% .31% .28% .27%
JNL/Morgan Stanley Mid Cap Growth Fund	$0 to $1 billion Over $1 billion	.75% .70%
JNL/Neuberger Berman Strategic Income Fund	$0 to $1 billion Over $1 billion	.60% .55%
JNL/Oppenheimer Global Growth Fund	$0 to $300 million Over $300 million	.70% .60%
JNL/PIMCO Real Return Fund	$0 to $1 billion Over $1 billion	.50% .475%
JNL/PIMCO Total Return Bond Fund	All assets	.50%
JNL/PPM America Floating Rate Income Fund	$0 to $500 million Over $500 million	.65% .60%
JNL/PPM America High Yield Bond Fund	$0 to $150 million $150 million to $500 million Over $500 million	.50% .45% .425%
JNL/PPM America Mid Cap Value Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/PPM America Small Cap Value Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/PPM America Value Equity Fund	$0 to $300 million Over $300 million	.55% .50%
JNL/Red Rocks Listed Private Equity Fund	$0 to $200 million Over $200 million	.85% .80%
JNL/T. Rowe Price Established Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.65% .60% .55%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $150 million Over $150 million	.75% .70%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million $250 million to $1.5 billion Over $1.5 billion	.45% .40% .375%
JNL/T. Rowe Price Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65%3 .60%
JNL/UBS U.S. Growth Equity Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.70% .65% .60% .55%
JNL/WMC Balanced Fund	$0 to $50 million $50 million to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.55% .50% .475% .45% .425%
JNL/WMC Money Market Fund	$0 to $500 million Over $500 million	.28% .25%
JNL/WMC Value Fund	$0 to $300 million $300 million to $500 million Over $500 million	.55% .50% .45%
JNL/S&P Competitive Advantage Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P Dividend Income & Growth Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P Intrinsic Value Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P Total Yield Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P 4 Fund	All Assets	0%
JNL/S&P Managed Conservative Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Moderate Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Moderate Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Aggressive Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL Disciplined Moderate Fund	$0 to $500 million Over $500 million	.13% .08%
JNL Disciplined Moderate Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL Disciplined Growth Fund	$0 to $500 million Over $500 million	.13% .08%

1 JNAM will voluntarily waive 0.10% on the first $100 million of the Fund’s assets.
2 JNAM has contractually agreed to limit management fees of the Fund to 0.50%.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.
3 JNAM has contractually agreed to waive 0.05% of the management fees of the Fund for net assets exceeding $150 million and up to $500 million as long as the total net assets for this Fund are above $1 billion.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.
4 JNAM has contractually agreed to waive 0.10% of the management fee of the Fund for total net assets over $750 million.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Sub-Advisory Arrangements

The Adviser selects, contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust.  The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus.  Each Sub-Adviser (except SPIAS as Sub-Adviser to the following Funds: JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund), implements such programs by purchases and sales of securities.  Because the investments of the Funds listed above for which SPIAS is Sub-Adviser consist exclusively of shares of other Funds of the Trust or the Funds of the JNL Variable Fund LLC, SPIAS relays its program recommendations to the Adviser for implementation.  Each Sub-Adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs. For the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and the JNL/S&P Total Yield Fund, Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions in the Funds, as required, to closely replicate the allocations developed by SPIAS.

As compensation for its services, each Sub-Adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund.  The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Trustees, but without the approval of shareholders.  The order allows the Adviser to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval.  Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following services:

•	Performing initial due diligence on prospective Sub-Advisers for the Funds;
•	Monitoring the performance of Sub-Advisers;
•	Communicating performance expectations to the Sub-Advisers; and
•	Ultimately recommending to the Board of Trustees whether a Sub-Adviser’s contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers.  Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.  At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as an annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as “Other Expenses” in the fee tables).

Funds	Assets	Administrative Fee
JNL/American Funds Blue Chip Income and Growth Fund	All Assets	.15%
JNL/American Funds Global Bond Fund	All Assets	.15%
JNL/American Funds Global Small Capitalization Fund	All Assets	.15%
JNL/American Funds Growth-Income Fund	All Assets	.15%
JNL/American Funds International Fund	All Assets	.15%
JNL/American Funds New World Fund	All Assets	.15%
JNL Institutional Alt 20 Fund	All Assets	.05%
JNL Institutional Alt 35 Fund	All Assets	.05%
JNL Institutional Alt 50 Fund	All Assets	.05%
JNL Institutional Alt 65 Fund	All Assets	.05%
JNL/American Funds Balanced Allocation Fund	All Assets	.15%
JNL/American Funds Growth Allocation Fund	All Assets	.15%
JNL/AQR Managed Futures Strategy Fund	All Assets	.20%
JNL/BlackRock Commodity Securities Strategy Fund	All Assets	.15%
JNL/BlackRock Global Allocation Fund	All Assets	.15%
JNL/Brookfield Global Infrastructure Fund	All Assets	.15%
JNL/Capital Guardian Global Balanced Fund	All Assets	.15%
JNL/Capital Guardian Global Diversified Research Fund	All Assets	.15%
JNL/DFA U.S. Core Equity Fund	All Assets	.10%
JNL/Eagle SmallCap Equity Fund	All Assets	.10%
JNL/Eastspring Investments Asia ex-Japan Fund	All Assets	.15%
JNL/Eastspring Investments China-India Fund	All Assets	.20%
JNL/Franklin Templeton Founding Strategy Fund	All Assets	.05%
JNL/Franklin Templeton Global Growth Fund	All Assets	.15%
JNL/Franklin Templeton Global Multisector Bond Fund	All Assets	.15%
JNL/Franklin Templeton Income Fund	All Assets	.10%
JNL/Franklin Templeton International Small Cap Growth Fund	All Assets	.15%
JNL/Franklin Templeton Mutual Shares Fund	All Assets	.10%
JNL/Franklin Templeton Small Cap Value Fund	All Assets	.10%
JNL/Goldman Sachs Core Plus Bond Fund	All Assets	.10%
JNL/Goldman Sachs Emerging Markets Debt Fund	All Assets	.15%
JNL/Goldman Sachs Mid Cap Value Fund	All Assets	.10%
JNL/Goldman Sachs U.S. Equity Flex Fund	All Assets	.15%
JNL/Invesco Global Real Estate Fund	All Assets	.15%
JNL/Invesco International Growth Fund	All Assets	.15%
JNL/Invesco Large Cap Growth Fund	All Assets	.10%
JNL/Invesco Small Cap Growth Fund	All Assets	.10%
JNL/Ivy Asset Strategy Fund	All Assets	.15%
JNL/JPMorgan International Value Fund	All Assets	.15%
JNL/JPMorgan MidCap Growth Fund	All Assets	.10%
JNL/JPMorgan U.S. Government & Quality Bond Fund	All Assets	.10%
JNL/Lazard Emerging Markets Fund	All Assets	.15%
JNL/Lazard Mid Cap Equity Fund	All Assets	.10%
JNL/M&G Global Basics Fund	All Assets	.15%
JNL/M&G Global Leaders Fund	All Assets	.15%
JNL/Mellon Capital 10 x 10 Fund	All Assets	.05%
JNL/Mellon Capital Index 5 Fund	All Assets	.05%
JNL/Mellon Capital Emerging Markets Index Fund	All Assets	.15%
JNL/Mellon Capital European 30 Fund	All Assets	.20%
JNL/Mellon Capital Pacific Rim 30 Fund	All Assets	.20%
JNL/Mellon Capital S&P 500 Index Fund	All Assets	.10%
JNL/Mellon Capital S&P 400 MidCap Index Fund	All Assets	.10%
JNL/Mellon Capital Small Cap Index Fund	All Assets	.10%
JNL/Mellon Capital International Index Fund	All Assets	.15%
JNL/Mellon Capital Bond Index Fund	All Assets	.10%
JNL/Mellon Capital Global Alpha Fund	All Assets	.15%
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	All Assets	.15%
JNL/Mellon Capital Utilities Sector Fund	All Assets	.15%
JNL/Morgan Stanley Mid Cap Growth Fund	All Assets	.15%
JNL/Neuberger Berman Strategic Income Fund	All Assets	.15%
JNL/Oppenheimer Global Growth Fund	All Assets	.15%
JNL/PIMCO Real Return Fund	All Assets	.10%
JNL/PIMCO Total Return Bond Fund	All Assets	.10%
JNL/PPM America Floating Rate Income Fund	All Assets	.15%
JNL/PPM America High Yield Bond Fund	All Assets	.10%
JNL/PPM America Mid Cap Value Fund	All Assets	.10%
JNL/PPM America Small Cap Value Fund	All Assets	.10%
JNL/PPM America Value Equity Fund	All Assets	.10%
JNL/Red Rocks Listed Private Equity Fund	All Assets	.15%
JNL/T. Rowe Price Established Growth Fund	All Assets	.10%
JNL/T. Rowe Price Mid-Cap Growth Fund	All Assets	.10%
JNL/T. Rowe Price Short-Term Bond Fund	All Assets	.10%
JNL/T. Rowe Price Value Fund	All Assets	.10%
JNL/UBS U.S. Growth Equity Fund	All Assets	.10%
JNL/WMC Balanced Fund	All Assets	.10%
JNL/WMC Money Market Fund	All Assets	.10%
JNL/WMC Value Fund	All Assets	.10%
JNL/S&P Competitive Advantage Fund	All Assets	.10%
JNL/S&P Dividend Income & Growth Fund	All Assets	.10%
JNL/S&P Intrinsic Value Fund	All Assets	.10%
JNL/S&P Total Yield Fund	All Assets	.10%
JNL/S&P 4 Fund	All Assets	.05%
JNL/S&P Managed Growth Fund	All Assets	.05%
JNL/S&P Managed Conservative Fund	All Assets	.05%
JNL/S&P Managed Moderate Growth Fund	All Assets	.05%
JNL/S&P Managed Moderate Fund	All Assets	.05%
JNL/S&P Managed Aggressive Growth Fund	All Assets	.05%
JNL Disciplined Moderate Fund	All Assets	.05%
JNL Disciplined Moderate Growth Fund	All Assets	.05%
JNL Disciplined Growth Fund	All Assets	.05%
CLASSES OF SHARES

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, each Fund has two classes of shares (Class A and Class B), except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/American Fund Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/S&P 4 Fund, JNL/Mellon Capital Index 5 Fund, JNL/Mellon Capital 10 x 10 Fund, and JNL/Franklin Templeton Founding Strategy Fund have one class of shares.  The outstanding shares of all Funds (except JNL/S&P Funds) as of that date have been redesignated Class A shares.

This Prospectus offers two classes of shares.  Under the multi-class structure, the Class A shares and Class B shares of each Fund represent interests in the same portfolio of securities, and will be substantially the same except for “class expenses.”  The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class.  “Class expenses” will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

DISTRIBUTION PLAN

All Funds of the Trust except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/S&P 4 Fund, JNL/Mellon Capital Index 5 Fund, JNL/Mellon Capital 10 x 10 Fund, and JNL/Franklin Templeton Founding Strategy Fund, have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).

The Board of Trustees, including all of the Independent Trustees, must approve, at least annually, the continuation of the Distribution Plan (“Plan”) in connection with the Board’s adoption of a multi-class plan authorizing Class A and Class B interests.  Under the Plan, each Fund that adopted the Plan, except for the JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/American Funds Balanced Allocation Fund, and JNL/American Funds Growth Allocation Fund, will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests.  The JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/American Funds Balanced Allocation Fund, and JNL/American Funds Growth Allocation Fund will pay a Rule 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributed to Class A interests.  Jackson National Life Distributors LLC (“JNLD”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

THE DISTRIBUTOR

The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies (the “Contracts”) issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York (“Jackson NY”).  Raymond James Financial Services, a brokerage affiliate of the Sub-Adviser to the JNL/Eagle Fund, participates in the sale of Contracts and is compensated by JNLD for its activities.  The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (“Accounts”) of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain Contracts; to qualified and unqualified retirement plans; and to other regulated investment companies.  The Accounts, through their various sub-accounts invest in designated Funds, purchase the shares of the Funds at their net asset value (“NAV”). There is no sales charge.

Shares of the Funds are not available to the general public directly.  Some of the Funds are managed by Sub-Advisers who manage publicly available mutual funds having similar names and investment objectives.  While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The NAV per share of each Fund is determined by the Adviser at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open.  Calculations of the NAV per share of each Fund may be suspended by the Trust’s Board of Trustees.  The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Adviser may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Adviser in good faith that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Adviser, subject to verification by the Trustees, to determine the “fair value” of such foreign securities for purposes of calculating a Fund’s NAV.  When fair valuing such foreign securities, the Adviser will adjust the closing prices of all foreign securities held in any Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.  When fair-value pricing is employed, the foreign securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“MARKET TIMING” POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended as vehicles for market timing.  The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. This does not apply to a money market Fund.

See the Account Prospectus for the contract that describes Jackson’s anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred.  In addition, the net asset values for the JNL/S&P Funds’, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Index 5 Fund, and JNL/Mellon Capital 10 x 10 Fund are calculated based on the net asset values of the Underlying Funds and the “fair value” pricing policy may apply to the Underlying Funds as described above. The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Fund.  However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing.  If they are ineffective, the adverse consequences described above could occur.

DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Fund’s Statement of Additional Information and at www.jackson.com.

SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAX STATUS

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income or excise taxes.  The interests in each Fund are owned by one or more separate accounts of Jackson and Jackson NY that hold such interests pursuant to variable annuity and variable life insurance contracts and by various funds of the JNL Series Trust and Curian Variable Series Trust , which are regulated investment companies under Subchapter M of the Code , as well as, Jackson .

Each Fund is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are separate accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders for buying, holding, exchanging and selling shares of the Funds.  Distributions from the Funds are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Account Prospectus for more detailed information on tax issues related to the Contracts.

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of Jackson and Jackson NY.  The Sub-Advisory Agreements require the Funds to be operated in compliance with these diversification requirements.  The Sub-Advisers may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements.  See the SAI for more specific information.

FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund.  The information does not reflect any charges imposed under a variable insurance contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds Blue Chip Income and Growth Fund(e)
Class A
12/31/2012	$10.21	$0.22	$1.15	$1.37	$(0.10)	$(0.01)		$11.47	13.43%	$698,789	5%	0.65%	1.10%	1.97%
12/31/2011	10.39	0.21	(0.34)	(0.13)	(0.05)	–		10.21	(1.25)	403,577	4	0.65	1.10	2.05
12/31/2010 *	10.00	0.29	0.10	0.39	–	–		10.39	3.90	148,996	5	0.65	1.10	4.51
Class B
12/31/2012	10.25	0.25	1.15	1.40	(0.11)	(0.01)		11.53	13.69	114	5	0.40	0.85	2.26
12/31/2011	10.41	0.32	(0.43)	(0.11)	(0.05)	–		10.25	(1.03)	55	4	0.40	0.85	3.12
12/31/2010 *	10.00	0.42	(0.01)	0.41	–	–		10.41	4.10	9	5	0.40	0.85	6.57
JNL/American Funds Global Bond Fund(e)
Class A
12/31/2012	10.82	0.22	0.41	0.63	(0.21)	(0.09)		11.15	5.76	466,274	11	0.55	1.10	1.98
12/31/2011	10.45	0.38	0.07	0.45	(0.08)	(0.00	)(f)	10.82	4.32	339,564	18	0.55	1.10	3.54
12/31/2010 *	10.00	0.48	(0.03)	0.45	–	–		10.45	4.50	105,262	5	0.55	1.10	6.97
Class B
12/31/2012	10.86	0.24	0.43	0.67	(0.22)	(0.09)		11.22	6.15	260	11	0.30	0.85	2.15
12/31/2011	10.47	0.39	0.08	0.47	(0.08)	(0.00	)(f)	10.86	4.53	176	18	0.30	0.85	3.58
12/31/2010 *	10.00	0.63	(0.16)	0.47	–	–		10.47	4.70	79	5	0.30	0.85	8.98
JNL/American Funds Global Small Capitalization Fund(e)
Class A
12/31/2012	8.95	0.11	1.49	1.60	(0.07)	(0.08)		10.40	17.90	205,624	8	0.55	1.15	1.09
12/31/2011	11.15	0.11	(2.28)	(2.17)	(0.03)	(0.00	)(f)	8.95	(19.43)	130,159	10	0.55	1.15	1.11
12/31/2010 *	10.00	0.13	1.02	1.15	–	–		11.15	11.50	80,924	4	0.55	1.15	1.93
Class B
12/31/2012	8.99	0.13	1.49	1.62	(0.08)	(0.08)		10.45	18.10	107	8	0.30	0.90	1.30
12/31/2011	11.16	0.12	(2.26)	(2.14)	(0.03)	(0.00	)(f)	8.99	(19.11)	49	10	0.30	0.90	1.19
12/31/2010 *	10.00	0.22	0.94	1.16	–	–		11.16	11.60	23	4	0.30	0.90	3.11
JNL/American Funds Growth-Income Fund(e)
Class A
12/31/2012	10.17	0.17	1.55	1.72	(0.08)	(0.01)		11.80	16.92	864,206	1	0.70	1.10	1.52
12/31/2011	10.45	0.18	(0.42)	(0.24)	(0.04)	–		10.17	(2.30)	460,263	3	0.70	1.10	1.76
12/31/2010 *	10.00	0.24	0.21	0.45	–	–		10.45	4.50	174,494	0	0.70	1.10	3.72
Class B
12/31/2012	10.20	0.19	1.56	1.75	(0.09)	(0.01)		11.85	17.18	170	1	0.45	0.85	1.71
12/31/2011	10.46	0.22	(0.44)	(0.22)	(0.04)	–		10.20	(2.09)	92	3	0.45	0.85	2.14
12/31/2010 *	10.00	0.27	0.19	0.46	–	–		10.46	4.60	23	0	0.45	0.85	4.22
JNL/American Funds International Fund(e)
Class A
12/31/2012	9.23	0.13	1.48	1.61	(0.11)	(0.02)		10.71	17.41	359,964	3	0.70	1.25	1.35
12/31/2011	10.85	0.20	(1.75)	(1.55)	(0.06)	(0.01)		9.23	(14.38)	213,058	3	0.70	1.25	1.99
12/31/2010 *	10.00	0.27	0.58	0.85	–	–		10.85	8.50	102,766	3	0.70	1.25	3.92
Class B
12/31/2012	9.28	0.18	1.45	1.63	(0.12)	(0.02)		10.77	17.57	161	3	0.45	1.00	1.82
12/31/2011	10.87	0.25	(1.77)	(1.52)	(0.06)	(0.01)		9.28	(14.05)	57	3	0.45	1.00	2.41
12/31/2010 *	10.00	0.46	0.41	0.87	–	–		10.87	8.70	20	3	0.45	1.00	6.65
JNL/American Funds New World Fund(e)
Class A
12/31/2012	9.69	0.09	1.59	1.68	(0.10)	(0.04)		11.23	17.38	464,295	5	0.65	1.45	0.83
12/31/2011	11.36	0.20	(1.82)	(1.62)	(0.05)	–		9.69	(14.30)	275,059	7	0.65	1.45	1.91
12/31/2010 *	10.00	0.27	1.09	1.36	–	–		11.36	13.60	133,465	0	0.65	1.45	3.78
Class B
12/31/2012	9.73	0.11	1.59	1.70	(0.11)	(0.04)		11.28	17.55	136	5	0.40	1.20	1.05
12/31/2011	11.37	0.35	(1.94)	(1.59)	(0.05)	–		9.73	(14.00)	81	7	0.40	1.20	3.34
12/31/2010 *	10.00	0.28	1.09	1.37	–	–		11.37	13.70	18	0	0.40	1.20	3.94

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL Institutional Alt 20 Fund(e)
Class A
12/31/2012	$13.82	$0.20	$1.33	$1.53	$(0.21)	$(0.32)		$14.82	11.15%	$1,405,890	17%	0.17%	0.17%	1.35%
12/31/2011	14.32	0.29	(0.66)	(0.37)	(0.12)	(0.01)		13.82	(2.57)	910,347	23	0.19	0.19	1.99
12/31/2010	12.73	0.25	1.41	1.66	(0.07)	(0.00	)(f)	14.32	13.06	615,034	3	0.20	0.20	1.91
12/31/2009 *	10.00	0.45	2.28	2.73	–	–		12.73	27.30	199,516	3	0.20	0.20	4.93
JNL Institutional Alt 35 Fund(e)
Class A
12/31/2012	14.35	0.16	1.46	1.62	(0.25)	(0.43)		15.29	11.33	2,020,087	21	0.17	0.17	1.06
12/31/2011	15.05	0.33	(0.90)	(0.57)	(0.11)	(0.02)		14.35	(3.81)	1,389,770	29	0.17	0.17	2.17
12/31/2010	13.24	0.25	1.65	1.90	(0.08)	(0.01)		15.05	14.36	885,456	2	0.20	0.20	1.79
12/31/2009 *	10.00	0.44	2.80	3.24	–	–		13.24	32.40	308,516	6	0.20	0.20	4.72
JNL Institutional Alt 50 Fund(e)
Class A
12/31/2012	14.65	0.13	1.45	1.58	(0.26)	(0.40)		15.57	10.88	2,799,205	27	0.16	0.16	0.83
12/31/2011	15.49	0.39	(1.10)	(0.71)	(0.11)	(0.02)		14.65	(4.63)	1,816,781	28	0.17	0.17	2.54
12/31/2010	13.57	0.26	1.76	2.02	(0.08)	(0.02)		15.49	14.90	1,077,623	2	0.20	0.20	1.82
12/31/2009 *	10.00	0.49	3.08	3.57	–	–		13.57	35.70	361,516	13	0.20	0.20	5.06
JNL Institutional Alt 65 Fund(e)
Class A
12/31/2012	15.05	0.06	1.57	1.63	(0.42)	(0.93)		15.33	10.95	910,895	37	0.18	0.18	0.36
12/31/2011	16.07	0.33	(1.20)	(0.87)	(0.11)	(0.04)		15.05	(5.43)	986,845	40	0.18	0.18	2.06
12/31/2010	13.97	0.22	1.99	2.21	(0.07)	(0.04)		16.07	15.85	728,410	5	0.20	0.20	1.52
12/31/2009 *	10.00	0.47	3.50	3.97	–	–		13.97	39.70	229,813	24	0.20	0.20	4.80
JNL/American Funds Balanced Allocation Fund(e)
Class A
12/31/2012 *	10.00	0.33	0.09	0.42	–	–		10.42	4.20	148,585	9	0.70	0.70	4.79
JNL/American Funds Growth Allocation Fund(e)
Class A
12/31/2012 *	10.00	0.28	0.16	0.44	–	–		10.44	4.40	104,924	11	0.70	0.70	4.15
JNL Disciplined Moderate Fund(e)
Class A
12/31/2012	9.80	0.15	1.15	1.30	(0.15)	(0.33)		10.62	13.30	761,054	25	0.17	0.17	1.43
12/31/2011	9.85	0.16	(0.09)	0.07	(0.12)	–		9.80	0.72	462,723	127	0.18	0.18	1.64
12/31/2010	8.94	0.18	0.81	0.99	(0.08)	–		9.85	11.10	346,433	21	0.18	0.18	1.93
12/31/2009	7.72	0.23	1.21	1.44	(0.16)	(0.06)		8.94	18.67	168,455	12	0.19	0.19	2.75
12/31/2008	10.70	0.27	(3.12)	(2.85)	(0.09)	(0.04)		7.72	(26.60)	58,062	27	0.19	0.19	2.91
JNL Disciplined Moderate Growth Fund(e)
Class A
12/31/2012	8.92	0.13	1.13	1.26	(0.12)	(0.30)		9.76	14.21	817,974	28	0.17	0.17	1.34
12/31/2011	9.09	0.13	(0.21)	(0.08)	(0.09)	–		8.92	(0.86)	509,358	101	0.18	0.18	1.40
12/31/2010	8.10	0.14	0.94	1.08	(0.09)	–		9.09	13.29	376,092	26	0.18	0.18	1.64
12/31/2009	6.81	0.21	1.34	1.55	(0.17)	(0.09)		8.10	22.77	206,365	16	0.19	0.19	2.78
12/31/2008	10.67	0.23	(3.94)	(3.71)	(0.09)	(0.06)		6.81	(34.76)	74,452	29	0.19	0.19	2.60
JNL Disciplined Growth Fund(e)
Class A
12/31/2012	8.17	0.11	1.08	1.19	(0.10)	(0.25)		9.01	14.58	316,315	34	0.18	0.18	1.24
12/31/2011	8.52	0.11	(0.38)	(0.27)	(0.08)	–		8.17	(3.14)	181,732	109	0.18	0.18	1.24
12/31/2010	7.64	0.13	0.84	0.97	(0.09)	–		8.52	12.74	137,476	28	0.18	0.18	1.71
12/31/2009	6.31	0.20	1.40	1.60	(0.17)	(0.10)		7.64	25.39	80,863	24	0.19	0.19	2.87
12/31/2008	10.65	0.22	(4.40)	(4.18)	(0.10)	(0.06)		6.31	(39.21)	26,133	48	0.19	0.19	2.55

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from					Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/AQR Managed Futures Strategy Fund
Class A
12/31/2012	$9.46	$(0.12)	$0.65	$0.53	$–		$–		$9.99	5.60%	$541,596	0%		1.35%	1.35%	(1.31)%
12/31/2011 *	10.00	(0.04)	(0.50)	(0.54)	–		–		9.46	(5.40)	459,751	0		1.36	1.36	(1.34)
Class B
12/31/2012	9.47	(0.12)	0.67	0.55	–		–		10.02	5.81	100	0		1.15	1.15	(1.26)
12/31/2011 *	10.00	(0.04)	(0.49)	(0.53)	–		–		9.47	(5.30)	95	0		1.16	1.16	(1.14)
JNL/BlackRock Commodity Securities Fund
Class A
12/31/2012	10.15	0.03	0.05	0.08	–		–		10.23	0.79	1,458,953	11		0.98	0.98	0.26
12/31/2011	11.02	(0.02)	(0.79)	(0.81)	(0.06)		–		10.15	(7.37)	1,052,317	14		0.98	0.98	(0.21)
12/31/2010	9.41	0.08	1.56	1.64	(0.03)		–		11.02	17.44	1,000,238	102		1.00	1.00	0.87
12/31/2009	6.31	0.07	3.09	3.16	(0.06)		–		9.41	50.17	641,108	108		1.03	1.03	0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)		(0.43)		6.31	(51.30)	214,651	71		1.04	1.04	1.67
Class B
12/31/2012	10.20	0.04	0.06	0.10	–		–		10.30	0.98	817	11		0.78	0.78	0.43
12/31/2011	11.06	(0.00)	(0.79)	(0.79)	(0.07)		–		10.20	(7.13)	848	14		0.78	0.78	(0.01)
12/31/2010	9.44	0.11	1.55	1.66	(0.04)		–		11.06	17.59	694	102		0.80	0.80	1.13
12/31/2009	6.33	0.09	3.09	3.18	(0.07)		–		9.44	50.34	538	108		0.83	0.83	1.22
12/31/2008	13.93	0.21	(7.36)	(7.15)	(0.02)		(0.43)		6.33	(51.18)	270	71		0.84	0.84	1.94
JNL/BlackRock Global Allocation Fund(g)
Class A
12/31/2012	9.91	0.11	0.84	0.95	–		–		10.86	9.59	1,592,841	49		1.10	1.10	1.03
12/31/2011	10.35	0.01	(0.41)	(0.40)	(0.04)		(0.00	)(f)	9.91	(3.82)	513,329	33	(h)	0.81	1.19	0.08
12/31/2010 *	10.00	0.28	0.07	0.35	–		–		10.35	3.50	179,580	5		0.59	1.26	12.50
Class B
12/31/2012	9.94	0.13	0.84	0.97	–		–		10.91	9.76	217	49		0.90	0.90	1.24
12/31/2011	10.35	0.02	(0.38)	(0.36)	(0.05)		(0.00	)(f)	9.94	(3.53)	85	33	(h)	0.61	0.99	0.28
12/31/2010 *	10.00	0.33	0.02	0.35	–		–		10.35	3.50	20	5		0.39	1.06	14.63
JNL/Brookfield Global Infrastructure Fund
Class A
12/31/2012	10.36	0.33	1.60	1.93	(0.00	)(f)	–		12.29	18.67	298,842	79		1.15	1.15	2.90
12/31/2011 *	10.00	0.01	0.35	0.36	–		–		10.36	3.60	127,282	0		1.18	1.18	1.96
Class B
12/31/2012	10.36	0.35	1.61	1.96	(0.00	)(f)	–		12.32	18.96	171	79		0.95	0.95	3.05
12/31/2011 *	10.00	0.01	0.35	0.36	–		–		10.36	3.60	104	0		0.98	0.98	2.16
JNL/Capital Guardian Global Balanced Fund
Class A
12/31/2012	8.97	0.17	1.00	1.17	(0.20)		–		9.94	13.04	415,794	37	(i)	1.01	1.01	1.75
12/31/2011	9.52	0.15	(0.60)	(0.45)	(0.10)		–		8.97	(4.76)	371,075	46	(i)	1.01	1.01	1.58
12/31/2010	8.82	0.14	0.65	0.79	(0.09)		–		9.52	9.01	358,593	47	(i)	1.01	1.01	1.62
12/31/2009	7.35	0.15	1.50	1.65	(0.18)		–		8.82	22.48	279,806	78		1.01	1.01	1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)		(1.06)		7.35	(28.29)	183,572	70		1.01	1.01	2.37
Class B
12/31/2012	9.18	0.19	1.04	1.23	(0.22)		–		10.19	13.38	481	37	(i)	0.81	0.81	1.95
12/31/2011	9.75	0.17	(0.63)	(0.46)	(0.11)		–		9.18	(4.70)	443	46	(i)	0.81	0.81	1.77
12/31/2010	9.01	0.16	0.68	0.84	(0.10)		–		9.75	9.40	421	47	(i)	0.81	0.81	1.82
12/31/2009	7.50	0.17	1.54	1.71	(0.20)		–		9.01	22.75	411	78		0.81	0.81	2.04
12/31/2008	12.17	0.30	(3.78)	(3.48)	(0.13)		(1.06)		7.50	(28.22)	189	70		0.81	0.81	2.74

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Capital Guardian Global Diversified Research Fund
Class A
12/31/2012	$21.97	$0.35	$3.38	$3.73	$(0.29)		$–	$25.41	17.02%	$343,838	32%	1.08%	1.08%	1.47%
12/31/2011	23.23	0.27	(1.31)	(1.04)	(0.22)		–	21.97	(4.51)	299,322	39	1.08	1.08	1.17
12/31/2010	20.92	0.21	2.25	2.46	(0.15)		–	23.23	11.77	436,897	30	1.08	1.08	1.00
12/31/2009	15.33	0.17	5.70	5.87	(0.28)		–	20.92	38.32 (j)	332,577	85	1.09	1.09	0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	–		–	15.33	(42.52)	163,107	96	1.09	1.09	2.04
Class B
12/31/2012	22.17	0.40	3.42	3.82	(0.34)		–	25.65	17.28	366	32	0.88	0.88	1.68
12/31/2011	23.40	0.33	(1.29)	(0.96)	(0.27)		–	22.17	(4.12)	308	39	0.88	0.88	1.41
12/31/2010	21.05	0.25	2.27	2.52	(0.17)		–	23.40	12.01	311	30	0.88	0.88	1.21
12/31/2009	15.41	0.21	5.74	5.95	(0.31)		–	21.05	38.63 (j)	329	85	0.89	0.89	1.19
12/31/2008	26.75	0.44	(11.78)	(11.34)	–		–	15.41	(42.39)	161	96	0.89	0.89	2.05
JNL/DFA U.S. Core Equity Fund
Class A
12/31/2012	7.23	0.11	0.88	0.99	(0.07)		–	8.15	13.70	230,034	113	0.84	0.92	1.34
12/31/2011	7.33	0.06	(0.12)	(0.06)	(0.04)		–	7.23	(0.84)	242,320	44	0.93	0.93	0.85
12/31/2010	6.57	0.05	0.73	0.78	(0.02)		–	7.33	11.86	203,409	52	0.93	0.93	0.79
12/31/2009	4.96	0.05	1.63	1.68	(0.07)		–	6.57	33.83	84,192	36	0.96	0.96	0.84
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)		(3.47)	4.96	(39.04)	42,644	57	0.96	0.96	1.35
Class B
12/31/2012	7.56	0.13	0.92	1.05	(0.09)		–	8.52	13.85	233	113	0.64	0.72	1.61
12/31/2011	7.65	0.08	(0.12)	(0.04)	(0.05)		–	7.56	(0.55)	177	44	0.73	0.73	1.10
12/31/2010	6.85	0.06	0.76	0.82	(0.02)		–	7.65	12.02	119	52	0.73	0.73	0.95
12/31/2009	5.16	0.07	1.70	1.77	(0.08)		–	6.85	34.26	94	36	0.76	0.76	1.11
12/31/2008	14.93	0.19	(6.09)	(5.90)	(0.40)		(3.47)	5.16	(38.93)	138	57	0.76	0.76	1.55
JNL/Eagle SmallCap Equity Fund
Class A
12/31/2012	20.16	0.02	2.76	2.78	–		(0.17)	22.77	13.83	1,272,126	51	0.98	0.98	0.07
12/31/2011	21.88	(0.11)	(0.41)	(0.52)	–		(1.20)	20.16	(2.31)	820,374	39	0.99	0.99	(0.51)
12/31/2010	16.14	(0.03)	5.80	5.77	(0.03)		–	21.88	35.73	589,399	50	1.02	1.02	(0.18)
12/31/2009	11.91	0.04	4.19	4.23	–		–	16.14	35.52	279,448	67	1.03	1.03	0.34
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	–		(0.85)	11.91	(38.34)	164,108	69	1.03	1.03	(0.25)
Class B
12/31/2012	20.57	0.05	2.84	2.89	–		(0.17)	23.29	14.09	912	51	0.78	0.78	0.23
12/31/2011	22.25	(0.07)	(0.41)	(0.48)	–		(1.20)	20.57	(2.09)	638	39	0.79	0.79	(0.31)
12/31/2010	16.40	0.00	5.89	5.89	(0.04)		–	22.25	35.94	531	50	0.82	0.82	0.02
12/31/2009	12.08	0.06	4.26	4.32	–		–	16.40	35.76	248	67	0.83	0.83	0.44
12/31/2008	20.96	(0.01)	(8.02)	(8.03)	–		(0.85)	12.08	(38.20)	183	69	0.83	0.83	(0.03)
JNL/Eastspring Investments Asia ex-Japan Fund
Class A
12/31/2012	7.05	0.10	1.47	1.57	(0.05)		(0.35)	8.22	22.55	152,083	76	1.27	1.27	1.25
12/31/2011	9.71	0.08	(2.10)	(2.02)	(0.04)		(0.60)	7.05	(21.20)	108,550	72	1.28	1.28	0.88
12/31/2010	8.14	0.03	1.55	1.58	(0.01)		–	9.71	19.40	150,646	75	1.31	1.31	0.40
12/31/2009	4.80	0.03	3.31	3.34	(0.00	)(f)	–	8.14	69.59	108,276	39	1.27	1.27	0.46
12/31/2008	9.80	0.12	(5.03)	(4.91)	(0.09)		–	4.80	(50.09)	7,727	132	1.29	1.29	1.66
Class B
12/31/2012	7.07	0.11	1.48	1.59	(0.07)		(0.35)	8.24	22.72	256	76	1.07	1.07	1.43
12/31/2011	9.73	0.10	(2.11)	(2.01)	(0.05)		(0.60)	7.07	(21.00)	150	72	1.08	1.08	1.13
12/31/2010	8.15	0.06	1.54	1.60	(0.02)		–	9.73	19.59	187	75	1.11	1.11	0.65
12/31/2009	4.80	0.06	3.29	3.35	(0.00	)(f)	–	8.15	69.80	134	39	1.07	1.07	0.94
12/31/2008	9.80	0.13	(5.02)	(4.89)	(0.11)		–	4.80	(49.92)	57	132	1.09	1.09	1.73

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Eastspring Investments China-India Fund
Class A
12/31/2012	$6.02	$0.07	$1.34	$1.41 $	$(0.05)		$–		$7.38	23.48%	$373,612	24%	1.31%	1.31%	0.99%
12/31/2011	8.93	0.06	(2.52)	(2.46)	(0.03)		(0.42)		6.02	(27.89)	292,573	20	1.31	1.31	0.76
12/31/2010	7.71	0.04	1.26	1.30	–		(0.08)		8.93	16.93	385,002	40	1.33	1.33	0.46
12/31/2009	4.23	(0.00)	3.48	3.48	–		–		7.71	82.27	233,497	73	1.33	1.33	0.05
12/31/2008	9.98	0.03	(5.78)	(5.75)	–		–		4.23	(57.62)	25,987	188	1.41	1.41	0.51
Class B
12/31/2012	6.07	0.08	1.34	1.42	(0.06)		–		7.43	23.52	387	24	1.11	1.11	1.23
12/31/2011	8.98	0.08	(2.53)	(2.45)	(0.04)		(0.42)		6.07	(27.61)	244	20	1.11	1.11	1.01
12/31/2010	7.74	0.04	1.28	1.32	–		(0.08)		8.98	17.12	332	40	1.13	1.13	0.55
12/31/2009	4.24	0.03	3.47	3.50	–		–		7.74	82.55	239	73	1.13	1.13	0.40
12/31/2008	9.98	0.03	(5.77)	(5.74)	–		–		4.24	(57.52)	68	188	1.21	1.21	0.52
JNL/Franklin Templeton Founding Strategy Fund(e)
Class A
12/31/2012	8.58	0.23	1.14	1.37	(0.21)		–		9.74	15.96	1,226,311	5	0.05	0.05	2.44
12/31/2011	8.83	0.21	(0.33)	(0.12)	(0.13)		–		8.58	(1.36)	1,065,109	8	0.05	0.05	2.35
12/31/2010	8.22	0.14	0.71	0.85	(0.24)		–		8.83	10.39	1,037,981	3	0.05	0.05	1.72
12/31/2009	6.32	0.29	1.61	1.90	(0.00	)(f)	–		8.22	30.13	838,759	5	0.06	0.06	4.15
12/31/2008	10.09	(0.00)	(3.66)	(3.66)	(0.11)		(0.00	)(f)	6.32	(36.13)	580,801	14	0.06	0.06	(0.02)
JNL/Franklin Templeton Global Growth Fund
Class A
12/31/2012	7.52	0.15	1.51	1.66	(0.13)		–		9.05	22.06	657,764	15	1.05	1.05	1.77
12/31/2011	8.08	0.14	(0.63)	(0.49)	(0.07)		–		7.52	(6.08)	514,730	18	1.06	1.06	1.78
12/31/2010	7.64	0.10	0.44	0.54	(0.10)		–		8.08	7.07	475,458	5	1.08	1.08	1.38
12/31/2009	5.92	0.10	1.74	1.84	(0.12)		–		7.64	31.06	375,505	5	1.10	1.10	1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	(0.00	)(f)	(0.00	)(f)	5.92	(40.72)	236,023	11	1.11	1.11	2.18
Class B
12/31/2012	7.53	0.16	1.52	1.68	(0.14)		–		9.07	22.35	374	15	0.85	0.85	1.99
12/31/2011	8.10	0.16	(0.65)	(0.49)	(0.08)		–		7.53	(6.04)	293	18	0.86	0.86	2.00
12/31/2010	7.65	0.12	0.44	0.56	(0.11)		–		8.10	7.32	283	5	0.88	0.88	1.58
12/31/2009	5.93	0.12	1.73	1.85	(0.13)		–		7.65	31.21	219	5	0.90	0.90	1.85
12/31/2008	9.97	0.20	(4.24)	(4.04)	(0.00	)(f)	(0.00	)(f)	5.93	(40.50)	153	11	0.91	0.91	2.48
JNL/Franklin Templeton Global Multisector Bond Fund
Class A
12/31/2012	10.07	0.39	1.40	1.79	(0.02)		(0.00	)(f)	11.84	17.78	977,534	11	1.10	1.10	3.48
12/31/2011 *	10.00	0.01	0.06	0.07	–		–		10.07	0.70	239,591	3	1.12	1.12	2.34
Class B
12/31/2012	10.07	0.31	1.50	1.81	(0.02)		(0.00	)(f)	11.86	17.98	204	11	0.90	0.90	2.82
12/31/2011 *	10.00	0.01	0.06	0.07	–		–		10.07	0.70	101	3	0.92	0.92	2.52
JNL/Franklin Templeton Income Fund
Class A
12/31/2012	9.94	0.58	0.63	1.21	(0.48)		–		10.67	12.20	1,622,308	24	0.94	0.94	5.47
12/31/2011	10.10	0.60	(0.35)	0.25	(0.41)		–		9.94	2.53	1,254,686	21	0.95	0.95	5.84
12/31/2010	9.29	0.50	0.66	1.16	(0.35)		–		10.10	12.57	1,061,794	33	0.96	0.96	5.17
12/31/2009	7.39	0.55	1.88	2.43	(0.53)		–		9.29	32.92	728,236	39	1.00	1.00	6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)		–		7.39	(29.74)	432,233	56	1.00	1.00	7.05
Class B
12/31/2012	9.59	0.58	0.61	1.19	(0.49)		–		10.29	12.51	548	24	0.74	0.74	5.66
12/31/2011	9.76	0.60	(0.34)	0.26	(0.43)		–		9.59	2.66	514	21	0.75	0.75	6.07
12/31/2010	8.98	0.50	0.64	1.14	(0.36)		–		9.76	12.79	346	33	0.76	0.76	5.37
12/31/2009	7.16	0.55	1.81	2.36	(0.54)		–		8.98	33.07	388	39	0.80	0.80	6.74
12/31/2008	10.17	0.66	(3.66)	(3.00)	(0.01)		–		7.16	(29.51)	228	56	0.80	0.80	7.39

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton International Small Cap Growth Fund
Class A
12/31/2012	$6.89	$0.11	$1.76	$1.87	$(0.11)		$–	$8.65	27.26%	$258,118	32%		1.30%		1.30%		1.46%
12/31/2011	8.17	0.11	(1.28)	(1.17)	(0.11)		–	6.89	(14.38)	219,846	21		1.31		1.31		1.39
12/31/2010	6.85	0.14	1.27	1.41	(0.09)		–	8.17	20.55	213,824	162		1.30		1.30		1.96
12/31/2009	4.53	0.04	2.36	2.40	(0.08)		–	6.85	52.93	144,004	46		1.31		1.31		0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)		–	4.53	(54.00)	44,755	53		1.31		1.31		1.88
Class B
12/31/2012	6.94	0.12	1.77	1.89	(0.13)		–	8.70	27.30	251	32		1.10		1.10		1.59
12/31/2011	8.21	0.12	(1.27)	(1.15)	(0.12)		–	6.94	(14.05)	163	21		1.11		1.11		1.54
12/31/2010	6.88	0.14	1.28	1.42	(0.09)		–	8.21	20.70	181	162		1.10		1.10		2.01
12/31/2009	4.55	0.05	2.36	2.41	(0.08)		–	6.88	53.05	218	46		1.11		1.11		0.88
12/31/2008	9.88	0.14	(5.46)	(5.32)	(0.01)		–	4.55	(53.84)	80	53		1.11		1.11		2.01
JNL/Franklin Templeton Mutual Shares Fund
Class A
12/31/2012	8.22	0.16	0.96	1.12	(0.13)		–	9.21	13.66	829,053	34		1.04		1.04		1.77
12/31/2011	8.48	0.16	(0.22)	(0.06)	(0.20)		–	8.22	(0.66)	690,280	37		1.06		1.06		1.85
12/31/2010	7.61	0.24	0.63	0.87	(0.00	)(f)	–	8.48	11.45	594,707	33		1.06		1.06		3.02
12/31/2009	6.20	0.10	1.55	1.65	(0.24)		–	7.61	26.74	423,572	61		1.11	(k)	1.11	(k)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	–		(0.02)	6.20	(37.90)	255,941	49		1.08	(k)	1.08	(k)	1.67
Class B
12/31/2012	8.27	0.18	0.98	1.16	(0.15)		–	9.28	14.01	445	34		0.84		0.84		1.98
12/31/2011	8.52	0.18	(0.22)	(0.04)	(0.21)		–	8.27	(0.40)	377	37		0.86		0.86		2.05
12/31/2010	7.64	0.26	0.63	0.89	(0.01)		–	8.52	11.66	358	33		0.86		0.86		3.26
12/31/2009	6.22	0.12	1.56	1.68	(0.26)		–	7.64	27.00	282	61		0.91	(k)	0.91	(k)	1.79
12/31/2008	10.03	0.17	(3.96)	(3.79)	–		(0.02)	6.22	(37.76)	170	49		0.88	(k)	0.88	(k)	2.13
JNL/Franklin Templeton Small Cap Value Fund
Class A
12/31/2012	10.69	0.15	1.73	1.88	(0.03)		(0.01)	12.53	17.62	919,607	8		1.10		1.10		1.28
12/31/2011	11.02	0.06	(0.36)	(0.30)	(0.03)		–	10.69	(2.73)	413,671	17		1.12		1.12		0.54
12/31/2010	8.72	0.05	2.29	2.34	(0.04)		–	11.02	26.84	294,200	9		1.14		1.14		0.50
12/31/2009	6.56	0.07	2.15	2.22	(0.06)		–	8.72	33.80	167,589	2		1.16		1.16		0.89
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)		(0.86)	6.56	(33.23)	86,399	14		1.16		1.16		1.10
Class B
12/31/2012	10.66	0.16	1.74	1.90	(0.04)		(0.01)	12.51	17.87	459	8		0.90		0.90		1.40
12/31/2011	10.98	0.08	(0.36)	(0.28)	(0.04)		–	10.66	(2.54)	394	17		0.92		0.92		0.72
12/31/2010	8.68	0.07	2.28	2.35	(0.05)		–	10.98	27.07	400	9		0.94		0.94		0.70
12/31/2009	6.53	0.08	2.14	2.22	(0.07)		–	8.68	33.96	237	2		0.96		0.96		1.09
12/31/2008	11.35	0.13	(3.97)	(3.84)	(0.12)		(0.86)	6.53	(33.06)	139	14		0.96		0.96		1.33
JNL/Goldman Sachs Core Plus Bond Fund
Class A
12/31/2012	12.22	0.20	0.74	0.94	(0.28)		(0.44)	12.44	7.76	908,757	843	(l)	0.88		0.88		1.58
12/31/2011	12.14	0.26	0.49	0.75	(0.24)		(0.43)	12.22	6.26	995,144	1,078	(l)	0.88		0.88		2.07
12/31/2010	11.68	0.28	0.60	0.88	(0.29)		(0.13)	12.14	7.63	1,056,413	977	(l)	0.88		0.88		2.33
12/31/2009	10.71	0.45	1.07	1.52	(0.50)		(0.05)	11.68	14.16	782,744	430	(l)	0.90		0.90		3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)		(0.19)	10.71	(5.17)	564,785	462		0.90		0.90		4.76
Class B
12/31/2012	12.40	0.23	0.75	0.98	(0.31)		(0.44)	12.63	7.97	344	843	(l)	0.68		0.68		1.82
12/31/2011	12.30	0.29	0.50	0.79	(0.26)		(0.43)	12.40	6.52	257	1,078	(l)	0.68		0.68		2.28
12/31/2010	11.83	0.32	0.59	0.91	(0.31)		(0.13)	12.30	7.75	246	977	(l)	0.68		0.68		2.54
12/31/2009	10.83	0.48	1.09	1.57	(0.52)		(0.05)	11.83	14.47	245	430	(l)	0.70		0.70		4.14
12/31/2008	12.13	0.58	(1.19)	(0.61)	(0.50)		(0.19)	10.83	(4.94)	197	462		0.70		0.70		4.95

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
12/31/2012	$12.03	$0.67	$1.73	$2.40	$–	$(0.32)		$14.11	19.96%	$952,660	138%	1.07%			1.07%	5.05%
12/31/2011	13.65	0.42	(1.03)	(0.61)	(0.68)	(0.33)		12.03	(4.67)	782,878	186	1.07		1.07		3.02
12/31/2010	11.89	0.61	1.30	1.91	(0.12)	(0.03)		13.65	16.07	762,892	160	1.08		1.08		4.65
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	–		11.89	23.06	193,046	94	1.11		1.11		3.89
12/31/2008 *	10.00	0.09	(0.42)	(0.33)	–	–		9.67	(3.30)	28,973	44	1.11		1.11		3.92
Class B
12/31/2012	12.09	0.71	1.74	2.45	–	(0.32)		14.22	20.28	261	138	0.87		0.87		5.34
12/31/2011	13.70	0.45	(1.03)	(0.58)	(0.70)	(0.33)		12.09	(4.46)	284	186	0.87		0.87		3.23
12/31/2010	11.92	0.65	1.28	1.93	(0.12)	(0.03)		13.70	16.22	442	160	0.88		0.88		4.95
12/31/2009	9.67	0.47	1.79	2.26	(0.01)	–		11.92	23.38	197	94	0.91		0.91		4.23
12/31/2008 *	10.00	0.09	(0.42)	(0.33)	–	–		9.67	(3.30)	97	44	0.91		0.91		4.06
JNL/Goldman Sachs Mid Cap Value Fund
Class A
12/31/2012	9.56	0.11	1.61	1.72	(0.11)	(0.11)		11.06	18.01	967,000	80	1.01		1.01		1.08
12/31/2011	10.60	0.07	(0.77)	(0.70)	(0.06)	(0.28	)(m)	9.56	(6.54)	725,310	74	1.01		1.01		0.69
12/31/2010	8.56	0.05	2.04	2.09	(0.05)	–		10.60	24.40	496,550	85	1.02		1.02		0.58
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	–		8.56	32.65	275,024	113	1.03		1.03		1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)		6.51	(36.09)	134,460	98	1.04		1.04		0.83
Class B
12/31/2012	9.57	0.14	1.62	1.76	(0.13)	(0.11)		11.09	18.43	10,577	80	0.81		0.81		1.35
12/31/2011	10.61	0.09	(0.77)	(0.68)	(0.08)	(0.28	)(m)	9.57	(6.35)	8,832	74	0.81		0.81		0.83
12/31/2010	8.56	0.07	2.04	2.11	(0.06)	–		10.61	24.62	9,541	85	0.82		0.82		0.76
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	–		8.56	33.09	5,701	113	0.83		0.83		1.55
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)		6.50	(36.03)	244	98	0.84		0.84		1.11
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A
12/31/2012	7.31	0.02	1.41	1.43	(0.03)	–		8.71	19.59	129,675	106	2.13	(k)	2.13	(k)	0.24
12/31/2011	8.19	0.03	(0.90)	(0.87)	(0.01)	–		7.31	(10.63)	98,233	204	2.03	(k)	2.03	(k)	0.45
12/31/2010	7.58	0.01	0.65	0.66	(0.05)	–		8.19	8.70	115,234	639	1.88	(k)	1.88	(k)	0.17
12/31/2009	6.11	0.06	1.46	1.52	(0.05)	–		7.58	24.86	90,306	909	1.54	(k)	1.54	(k)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	–	(0.61)		6.11	(37.68)	41,879	455	1.59	(k)	1.59	(k)	0.98
Class B
12/31/2012	7.36	0.04	1.42	1.46	(0.05)	–		8.77	19.80	249	106	1.93	(k)	1.93	(k)	0.44
12/31/2011	8.24	0.05	(0.91)	(0.86)	(0.02)	–		7.36	(10.38)	171	204	1.83	(k)	1.83	(k)	0.68
12/31/2010	7.62	0.03	0.65	0.68	(0.06)	–		8.24	8.92	170	639	1.68	(k)	1.68	(k)	0.38
12/31/2009	6.14	0.08	1.46	1.54	(0.06)	–		7.62	25.07	147	909	1.34	(k)	1.34	(k)	1.19
12/31/2008	10.87	0.11	(4.23)	(4.12)	–	(0.61)		6.14	(37.51)	93	455	1.39	(k)	1.39	(k)	1.22
JNL/Invesco Global Real Estate Fund
Class A
12/31/2012	7.75	0.18	2.01	2.19	(0.06)	–		9.88	28.31	1,362,397	57	1.05		1.05		2.03
12/31/2011	8.50	0.16	(0.69)	(0.53)	(0.22)	–		7.75	(6.26)	722,875	59	1.06		1.06		1.87
12/31/2010	7.53	0.19	1.09	1.28	(0.31)	–		8.50	17.15	661,172	70	1.06		1.06		2.33
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	–		7.53	32.53	342,951	65	1.07		1.07		2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)		5.79	(35.71)	145,218	117	1.03		1.03		2.78
Class B
12/31/2012	7.82	0.20	2.03	2.23	(0.07)	–		9.98	28.58	911	57	0.85		0.85		2.23
12/31/2011	8.57	0.18	(0.70)	(0.52)	(0.23)	–		7.82	(6.10)	688	59	0.86		0.86		2.08
12/31/2010	7.58	0.20	1.10	1.30	(0.31)	–		8.57	17.37	616	70	0.86		0.86		2.51
12/31/2009	5.82	0.19	1.72	1.91	(0.15)	–		7.58	32.86	404	65	0.87		0.87		3.09
12/31/2008	12.52	0.33	(5.00)	(4.67)	(0.26)	(1.77)		5.82	(35.61)	294	117	0.83		0.83		2.93

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Invesco International Growth Fund
Class A
12/31/2012	$9.56	$0.14	$1.36	$1.50	$(0.17)		$–	$10.89	15.76%	$729,434	35%	1.00%	1.00%	1.33%
12/31/2011	10.34	0.18	(0.89)	(0.71)	(0.07)		–	9.56	(6.89)	636,015	24	1.01	1.01	1.80
12/31/2010	9.27	0.11	1.03	1.14	(0.07)		–	10.34	12.31	588,008	32	1.02	1.02	1.19
12/31/2009	6.88	0.12	2.42	2.54	(0.15)		–	9.27	36.99 (n)	431,595	27	1.04	1.04	1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)		(2.39)	6.88	(40.94)	249,897	53	1.03	1.03	2.10
Class B
12/31/2012	10.01	0.16	1.43	1.59	(0.19)		–	11.41	15.95	566	35	0.80	0.80	1.52
12/31/2011	10.81	0.22	(0.94)	(0.72)	(0.08)		–	10.01	(6.64)	446	24	0.81	0.81	2.02
12/31/2010	9.68	0.14	1.07	1.21	(0.08)		–	10.81	12.52	485	32	0.82	0.82	1.43
12/31/2009	7.04	0.01	2.80	2.81	(0.17)		–	9.68	39.94 (n)	386	27	0.84	0.84	0.10
12/31/2008	15.99	0.29	(6.79)	(6.50)	(0.06)		(2.39)	7.04	(40.85)	9,418	53	0.83	0.83	2.27
JNL/Invesco Large Cap Growth Fund
Class A
12/31/2012	11.73	0.04	1.42	1.46	–		(0.38)	12.81	12.49	995,127	104	0.96	0.96	0.30
12/31/2011	12.59	(0.04)	(0.80)	(0.84)	(0.02)		–	11.73	(6.68)	954,232	112	0.96	0.96	(0.30)
12/31/2010	10.75	0.03	1.84	1.87	(0.03)		–	12.59	17.41	910,935	169	0.96	0.96	0.23
12/31/2009	8.67	0.04	2.07	2.11	(0.03)		–	10.75	24.29	624,156	57	0.97	0.97	0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)		(0.59)	8.67	(37.66)	350,826	56	0.97	0.97	0.29
Class B
12/31/2012	11.83	0.07	1.43	1.50	–		(0.38)	12.95	12.73	917	104	0.76	0.76	0.53
12/31/2011	12.69	(0.01)	(0.81)	(0.82)	(0.04)		–	11.83	(6.49)	749	112	0.76	0.76	(0.10)
12/31/2010	10.82	0.05	1.86	1.91	(0.04)		–	12.69	17.69	778	169	0.76	0.76	0.43
12/31/2009	8.72	0.06	2.08	2.14	(0.04)		–	10.82	24.57	587	57	0.77	0.77	0.66
12/31/2008	15.02	0.06	(5.73)	(5.67)	(0.04)		(0.59)	8.72	(37.55)	404	56	0.77	0.77	0.52
JNL/Invesco Small Cap Growth Fund
Class A
12/31/2012	12.55	0.04	2.17	2.21	–		(0.46)	14.30	17.68	394,626	39	1.15	1.15	0.26
12/31/2011	12.76	(0.07)	(0.10)	(0.17)	–		(0.04)	12.55	(1.36)	178,378	56	1.15	1.15	(0.52)
12/31/2010	10.11	(0.05)	2.70	2.65	–		–	12.76	26.21	149,999	35	1.15	1.15	(0.50)
12/31/2009	7.50	(0.02)	2.63	2.61	–		–	10.11	34.80	92,793	33	1.16	1.16	(0.17)
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	–		(1.33)	7.50	(39.73)	40,314	42	1.16	1.16	(0.32)
Class B
12/31/2012	12.79	0.05	2.24	2.29	–		(0.46)	14.62	17.97	463	39	0.95	0.95	0.35
12/31/2011	12.98	(0.04)	(0.11)	(0.15)	–		(0.04)	12.79	(1.18)	408	56	0.95	0.95	(0.33)
12/31/2010	10.26	(0.03)	2.75	2.72	–		–	12.98	26.51	414	35	0.95	0.95	(0.29)
12/31/2009	7.60	0.00	2.66	2.66	–		–	10.26	35.00	157	33	0.96	0.96	0.01
12/31/2008	14.95	(0.01)	(6.01)	(6.02)	–		(1.33)	7.60	(39.58)	103	42	0.96	0.96	(0.10)
JNL/Ivy Asset Strategy Fund
Class A
12/31/2012 (x)	10.56	0.23	1.59	1.82	(0.01)		–	12.37	17.26	2,044,238	57	1.21	1.21	1.98
12/31/2011	11.43	0.04	(0.90)	(0.86)	(0.01)		–	10.56	(7.49)	1,603,982	60	1.22	1.22	0.34
12/31/2010	10.41	0.09	0.93	1.02	(0.00	)(f)	–	11.43	9.81	975,565	96	1.25	1.25	0.90
12/31/2009 *	10.00	0.01	0.40	0.41	–		–	10.41	4.10	196,774	16	1.25	1.25	0.52
Class B
12/31/2012 (x)	10.60	0.25	1.59	1.84	(0.03)		–	12.41	17.36	501	57	1.01	1.01	2.16
12/31/2011	11.45	0.06	(0.89)	(0.83)	(0.02)		–	10.60	(7.24)	401	60	1.02	1.02	0.53
12/31/2010	10.41	0.10	0.94	1.04	(0.00	)(f)	–	11.45	10.01	280	96	1.05	1.05	0.95
12/31/2009 *	10.00	0.01	0.40	0.41	–		–	10.41	4.10	203	16	1.05	1.05	0.47

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/JPMorgan International Value Fund
Class A
12/31/2012	$6.35	$0.20	$0.88	$1.08	$(0.32)	$–	$7.11	17.16%	$506,613	63%	1.01%	1.01%	2.95%
12/31/2011	7.52	0.21	(1.17)	(0.96)	(0.21)	–	6.35	(12.87)	586,075	68	1.01	1.01	2.83
12/31/2010	7.17	0.12	0.42	0.54	(0.19)	–	7.52	7.58	607,358	71	1.02	1.02	1.73
12/31/2009	5.72	0.14	1.58	1.72	(0.27)	–	7.17	30.17	549,144	92	1.03	1.03	2.24
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)	(1.91)	5.72	(44.49)	346,379	90	1.01	1.01	3.40
Class B
12/31/2012	6.48	0.21	0.91	1.12	(0.34)	–	7.26	17.42	607	63	0.81	0.81	3.11
12/31/2011	7.68	0.22	(1.20)	(0.98)	(0.22)	–	6.48	(12.84)	498	68	0.81	0.81	2.96
12/31/2010	7.31	0.13	0.44	0.57	(0.20)	–	7.68	7.86	587	71	0.82	0.82	1.91
12/31/2009	5.82	0.16	1.62	1.78	(0.29)	–	7.31	30.60	546	92	0.83	0.83	2.51
12/31/2008	14.57	0.39	(6.95)	(6.56)	(0.28)	(1.91)	5.82	(44.44)	458	90	0.81	0.81	3.55
JNL/JPMorgan MidCap Growth Fund
Class A
12/31/2012	18.84	0.07	2.99	3.06	–	–	21.90	16.24	555,997	89	0.97	0.97	0.31
12/31/2011	20.02	(0.03)	(1.15)	(1.18)	–	–	18.84	(5.89)	439,008	77	0.99	0.99	(0.17)
12/31/2010	15.94	(0.03)	4.11	4.08	–	–	20.02	25.60	232,386	84	1.01	1.01	(0.19)
12/31/2009	11.15	(0.03)	4.82	4.79	–	–	15.94	42.96	163,690	82	1.01	1.01	(0.25)
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	–	–	11.15	(44.44)	91,958	105	1.02	1.02	(0.30)
Class B
12/31/2012	18.98	0.11	3.02	3.13	–	–	22.11	16.49	227	89	0.77	0.77	0.53
12/31/2011	20.30	(0.00)	(1.32)	(1.32)	–	–	18.98	(6.50)	187	77	0.79	0.79	(0.00)
12/31/2010	16.13	0.00	4.17	4.17	–	–	20.30	25.85	185	84	0.81	0.81	0.02
12/31/2009	11.26	(0.01)	4.88	4.87	–	–	16.13	43.25	114	82	0.81	0.81	(0.05)
12/31/2008	20.22	(0.01)	(8.95)	(8.96)	–	–	11.26	(44.31)	158	105	0.82	0.82	(0.08)
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
12/31/2012	13.90	0.37	0.14	0.51	(0.32)	–	14.09	3.64	1,661,614	9	0.68	0.68	2.63
12/31/2011	12.94	0.43	0.84	1.27	(0.31)	–	13.90	9.83	1,393,976	12	0.70	0.70	3.19
12/31/2010	12.39	0.46	0.45	0.91	(0.36)	–	12.94	7.34	918,334	9	0.71	0.71	3.50
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	–	12.39	3.69	693,017	12	0.73	0.73	3.78
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	–	12.25	6.53	680,849	14	0.76	0.76	4.06
Class B
12/31/2012	14.50	0.42	0.14	0.56	(0.34)	–	14.72	3.83	1,005	9	0.48	0.48	2.84
12/31/2011	13.47	0.48	0.88	1.36	(0.33)	–	14.50	10.10	1,323	12	0.50	0.50	3.35
12/31/2010	12.88	0.51	0.46	0.97	(0.38)	–	13.47	7.53	523	9	0.51	0.51	3.72
12/31/2009	12.71	0.48	0.02	0.50	(0.33)	–	12.88	3.92	564	12	0.53	0.53	3.71
12/31/2008	12.16	0.51	0.30	0.81	(0.26)	–	12.71	6.73	897	14	0.56	0.56	4.11
JNL/Lazard Emerging Markets Fund
Class A
12/31/2012	9.83	0.19	1.96	2.15	(0.23)	(0.28)	11.47	22.21	1,409,847	31	1.22	1.22	1.76
12/31/2011	12.09	0.25	(2.39)	(2.14)	(0.12)	–	9.83	(17.75)	1,170,395	25	1.22	1.22	2.27
12/31/2010	9.96	0.19	1.99	2.18	(0.05)	–	12.09	21.91	1,386,967	23	1.23	1.23	1.76
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	–	9.96	71.74	735,862	49	1.27	1.27	1.98
12/31/2008	14.47	0.38	(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)	211,608	64	1.28	1.28	3.21
Class B
12/31/2012	9.87	0.22	1.97	2.19	(0.26)	(0.28)	11.52	22.46	759	31	1.02	1.02	2.01
12/31/2011	12.14	0.28	(2.41)	(2.13)	(0.14)	–	9.87	(17.63)	758	25	1.02	1.02	2.46
12/31/2010	9.98	0.22	2.00	2.22	(0.06)	–	12.14	22.24	1,062	23	1.03	1.03	2.04
12/31/2009	5.89	0.18	4.06	4.24	(0.15)	–	9.98	71.96	775	49	1.07	1.07	2.13
12/31/2008	14.49	0.37	(7.63)	(7.26)	(0.09)	(1.25)	5.89	(49.94)	236	64	1.08	1.08	3.28

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Lazard Mid Cap Equity Fund
Class A
12/31/2012	$10.86	$0.03	$0.81	$0.84	$(0.03)	$–		$11.67	7.74%	$220,777	113%	1.01%	1.01%	0.26%
12/31/2011	11.59	0.03	(0.69)	(0.66)	(0.07)	–		10.86	(5.67)	223,465	86	1.02	1.02	0.30
12/31/2010	9.46	0.08	2.10	2.18	(0.05)	–		11.59	23.07	214,053	82	1.02	1.02	0.83
12/31/2009	6.82	0.07	2.63	2.70	(0.06)	–		9.46	39.65	164,730	79	1.03	1.03	0.86
12/31/2008	11.47	0.15	(4.62)	(4.47)	(0.13)	(0.05)		6.82	(38.96)	125,184	81	1.02	1.02	1.50
Class B
12/31/2012	10.96	0.05	0.81	0.86	(0.05)	–		11.77	7.89	184	113	0.81	0.81	0.46
12/31/2011	11.68	0.06	(0.69)	(0.63)	(0.09)	–		10.96	(5.38)	192	86	0.82	0.82	0.49
12/31/2010	9.53	0.10	2.11	2.21	(0.06)	–		11.68	23.24	176	82	0.82	0.82	1.00
12/31/2009	6.90	0.05	2.65	2.70	(0.07)	–		9.53	39.19	167	79	0.83	0.83	0.61
12/31/2008	11.62	0.17	(4.69)	(4.52)	(0.15)	(0.05)		6.90	(38.88)	2,108	81	0.82	0.82	1.70
JNL/M&G Global Basics Fund
Class A
12/31/2012	13.15	0.19	0.83	1.02	(0.15)	(0.36)		13.66	7.90	215,548	41	1.20	1.20	1.36
12/31/2011	14.98	0.13	(1.90)	(1.77)	(0.03)	(0.03)		13.15	(11.89)	275,623	33	1.21	1.21	0.88
12/31/2010	12.27	0.04	2.80	2.84	(0.08)	(0.05)		14.98	23.19	195,399	18	1.22	1.22	0.31
12/31/2009	8.42	0.05	3.89	3.94	(0.03)	(0.06)		12.27	46.88	29,708	43	1.21	1.21	0.47
12/31/2008 *	10.00	0.00	(1.58)	(1.58)	–	–		8.42	(15.80)	4,703	10	1.24	1.24	(0.03)
Class B
12/31/2012	13.21	0.20	0.86	1.06	(0.19)	(0.36)		13.72	8.14	109	41	1.00	1.00	1.46
12/31/2011	15.02	0.16	(1.91)	(1.75)	(0.03)	(0.03)		13.21	(11.73)	107	33	1.01	1.01	1.07
12/31/2010	12.30	0.06	2.81	2.87	(0.10)	(0.05)		15.02	23.37	115	18	1.02	1.02	0.50
12/31/2009	8.43	0.08	3.89	3.97	(0.04)	(0.06)		12.30	47.19	160	43	1.01	1.01	0.75
12/31/2008 *	10.00	0.00	(1.57)	(1.57)	–	–		8.43	(15.70)	84	10	1.04	1.04	0.17
JNL/M&G Global Leaders Fund
Class A
12/31/2012	10.42	0.14	1.40	1.54	(0.12)	(0.02)		11.82	14.76	47,717	50	1.16	1.16	1.23
12/31/2011	12.73	0.09	(1.60)	(1.51)	(0.08)	(0.72)		10.42	(11.60)	36,375	106	1.23	1.23	0.75
12/31/2010	11.41	0.07	1.42	1.49	(0.04)	(0.13)		12.73	13.13	29,788	47	1.24	1.24	0.59
12/31/2009	8.35	0.09	3.03	3.12	(0.06)	–		11.41	37.43	17,302	39	1.21	1.21	0.87
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)	–		8.35	(16.43)	4,501	34	1.23	1.23	0.82
Class B
12/31/2012	10.44	0.16	1.40	1.56	(0.14)	(0.02)		11.84	14.92	155	50	0.96	0.96	1.44
12/31/2011	12.75	0.12	(1.61)	(1.49)	(0.10)	(0.72)		10.44	(11.41)	135	106	1.03	1.03	0.96
12/31/2010	11.42	0.10	1.42	1.52	(0.06)	(0.13)		12.75	13.36	150	47	1.04	1.04	0.84
12/31/2009	8.35	0.12	3.03	3.15	(0.08)	–		11.42	37.70	126	39	1.01	1.01	1.25
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)	–		8.35	(16.40)	84	34	1.03	1.03	1.03
JNL/Mellon Capital Management 10 x 10 Fund(e)
Class A
12/31/2012	7.93	0.21	1.05	1.26	(0.21)	(0.08)		8.90	15.96	314,184	10	0.05	0.05	2.40
12/31/2011	8.22	0.21	(0.38)	(0.17)	(0.12)	–		7.93	(2.09)	276,388	9	0.05	0.05	2.56
12/31/2010	7.19	0.14	1.04	1.18	(0.15)	(0.00	)(f)	8.22	16.43	257,545	8	0.05	0.05	1.90
12/31/2009	6.19	0.21	1.31	1.52	(0.26)	(0.26)		7.19	24.59	194,494	11	0.06	0.06	3.20
12/31/2008	9.92	0.25	(3.85)	(3.60)	(0.07)	(0.06)		6.19	(36.25)	100,370	20	0.06	0.06	3.11
JNL/Mellon Capital Management Index 5 Fund(e)
Class A
12/31/2012	9.31	0.19	1.10	1.29	(0.15)	(0.29)		10.16	13.96	542,692	4	0.05	0.05	1.87
12/31/2011	9.62	0.18	(0.38)	(0.20)	(0.09)	(0.02)		9.31	(2.08)	423,503	9	0.05	0.05	1.86
12/31/2010	8.39	0.14	1.19	1.33	(0.09)	(0.01)		9.62	15.78	332,481	10	0.05	0.05	1.58
12/31/2009	6.83	0.18	1.53	1.71	(0.07)	(0.08)		8.39	25.16	204,951	8	0.06	0.06	2.43
12/31/2008	10.00	0.30	(3.30)	(3.00)	(0.07)	(0.10)		6.83	(29.87)	60,409	23	0.06	0.06	3.49

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management Emerging Markets Index Fund
Class A
12/31/2012	$9.08	$0.17	$1.42	$1.59	$(0.00	)(f)	$–		$10.67	17.56%	$402,390	102%	0.79%	0.79%	1.75%
12/31/2011 *	10.00	0.03	(0.95)	(0.92)	–		–		9.08	(9.20)	98,562	38	0.84	0.84	1.01
Class B
12/31/2012	9.08	0.19	1.43	1.62	(0.01)		–		10.69	17.80	142	102	0.59	0.59	1.95
12/31/2011 *	10.00	0.04	(0.96)	(0.92)	–		–		9.08	(9.20)	91	38	0.64	0.64	1.15
JNL/Mellon Capital Management European 30 Fund
Class A
12/31/2012	9.84	0.39	0.45	0.84	(0.36)		(0.16)		10.16	8.64	30,128	72	0.77	0.77	3.93
12/31/2011	11.48	0.49	(1.33)	(0.84)	(0.23)		(0.57)		9.84	(7.35)	21,311	99	0.78	0.78	4.24
12/31/2010	11.30	0.40	(0.16)	0.24	(0.01)		(0.05)		11.48	2.13	18,217	104	0.78	0.78	3.63
12/31/2009	8.59	0.29	3.23	3.52	(0.25)		(0.56)		11.30	41.03	13,238	65	0.78	0.78	2.76
12/31/2008 *	10.00	0.04	(1.41)	(1.37)	(0.04)		–		8.59	(13.74)	2,055	0	0.84	0.84	2.26
Class B
12/31/2012	9.88	0.44	0.42	0.86	(0.37)		(0.16)		10.21	8.89	136	72	0.57	0.57	4.35
12/31/2011	11.51	0.49	(1.30)	(0.81)	(0.25)		(0.57)		9.88	(7.12)	143	99	0.58	0.58	4.24
12/31/2010	11.31	0.41	(0.15)	0.26	(0.01)		(0.05)		11.51	2.31	142	104	0.58	0.58	3.72
12/31/2009	8.59	0.35	3.19	3.54	(0.26)		(0.56)		11.31	41.27	128	65	0.58	0.58	3.65
12/31/2008 *	10.00	0.05	(1.42)	(1.37)	(0.04)		–		8.59	13.71	86	0	0.64	0.64	2.45
JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A
12/31/2012	11.88	0.45	0.97	1.42	(0.23)		(0.29)		12.78	12.02	100,248	118	0.75	0.75	3.61
12/31/2011	12.71	0.44	(0.67)	(0.23)	(0.18)		(0.42)		11.88	(1.87)	81,702	121	0.77	0.77	3.56
12/31/2010	11.26	0.36	1.09	1.45	–		(0.00	)(f)	12.71	12.89	38,944	78	0.78	0.78	3.03
12/31/2009	9.60	0.21	2.11	2.32	(0.15)		(0.51)		11.26	24.15	16,625	47	0.78	0.78	1.95
12/31/2008 *	10.00	0.02	(0.42)	(0.40)	–		–		9.60	(4.00)	3,299	0	0.82	0.82	0.78
Class B
12/31/2012	11.93	0.48	0.98	1.46	(0.25)		(0.29)		12.85	12.34	247	118	0.55	0.55	3.82
12/31/2011	12.75	0.46	(0.67)	(0.21)	(0.19)		(0.42)		11.93	(1.71)	170	121	0.57	0.57	3.70
12/31/2010	11.28	0.37	1.10	1.47	–		(0.00	)(f)	12.75	13.05	191	78	0.58	0.58	3.16
12/31/2009	9.60	0.26	2.09	2.35	(0.16)		(0.51)		11.28	24.49	136	47	0.58	0.58	2.54
12/31/2008 *	10.00	0.02	(0.42)	(0.40)	–		–		9.60	(4.00)	98	0	0.62	0.62	0.99
JNL/Mellon Capital Management S&P 500 Index Fund
Class A
12/31/2012	10.48	0.20	1.41	1.61	(0.18)		(0.09)		11.82	15.37	1,586,913	5	0.58	0.58	1.74
12/31/2011	10.59	0.16	0.00	0.16	(0.19)		(0.08)		10.48	1.47	1,118,932	16	0.57	0.57	1.49
12/31/2010	9.38	0.15	1.20	1.35	(0.13)		(0.01)		10.59	14.44	1,328,363	2	0.57	0.57	1.51
12/31/2009	7.54	0.14	1.82	1.96	(0.12)		–		9.38	25.97	900,282	4	0.60	0.60	1.76
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)		–		7.54	(37.64)	457,126	7	0.60	0.60	1.80
Class B
12/31/2012	10.68	0.23	1.43	1.66	(0.20)		(0.09)		12.05	15.56	17,633	5	0.38	0.38	1.92
12/31/2011	10.78	0.19	0.00	0.19	(0.21)		(0.08)		10.68	1.77	14,110	16	0.37	0.37	1.71
12/31/2010	9.54	0.17	1.23	1.40	(0.15)		(0.01)		10.78	14.70	12,937	2	0.37	0.37	1.71
12/31/2009	7.66	0.16	1.85	2.01	(0.13)		–		9.54	26.26	10,996	4	0.40	0.40	2.02
12/31/2008	12.57	0.21	(4.93)	(4.72)	(0.19)		–		7.66	(37.57)	8,916	7	0.40	0.40	2.01

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A
12/31/2012	$12.80	$0.16	$2.05	$2.21	$(0.15)	$(0.40)		$14.46	17.24%	$977,712	8%		0.59%	0.59%	1.11%
12/31/2011	13.86	0.10	(0.43)	(0.33)	(0.09)	(0.64)		12.80	(2.14)	658,163	24		0.59	0.59	0.68
12/31/2010	11.17	0.08	2.80	2.88	(0.08)	(0.11)		13.86	25.83	664,777	12		0.60	0.60	0.64
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	–		11.17	38.03	469,779	14		0.61	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)		8.17	(37.58)	284,426	30		0.61	0.61	1.35
Class B
12/31/2012	12.98	0.18	2.09	2.27	(0.18)	(0.40)		14.67	17.50	7,800	8		0.39	0.39	1.27
12/31/2011	14.05	0.13	(0.44)	(0.31)	(0.12)	(0.64)		12.98	(1.99)	6,541	24		0.39	0.39	0.89
12/31/2010	11.30	0.10	2.86	2.96	(0.10)	(0.11)		14.05	26.19	6,033	12		0.40	0.40	0.84
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	–		11.30	38.34	4,541	14		0.41	0.41	1.55
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)		8.26	(37.51)	2,613	30		0.41	0.41	1.55
JNL/Mellon Capital Management Small Cap Index Fund
Class A
12/31/2012	11.56	0.22	1.62	1.84	(0.21)	(0.37)		12.82	15.89	1,064,003	17		0.58	0.58	1.76
12/31/2011	12.61	0.10	(0.65)	(0.55)	(0.10)	(0.40)		11.56	(4.34)	761,311	15		0.59	0.59	0.83
12/31/2010	10.04	0.10	2.54	2.64	(0.07)	–		12.61	26.32	709,661	14		0.60	0.60	0.91
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)		10.04	27.54	470,449	17		0.61	0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)		7.97	(35.01)	241,444	29		0.61	0.61	0.96
Class B
12/31/2012	11.69	0.24	1.65	1.89	(0.24)	(0.37)		12.97	16.15	11,377	17		0.38	0.38	1.87
12/31/2011	12.75	0.14	(0.68)	(0.54)	(0.12)	(0.40)		11.69	(4.20)	10,611	15		0.39	0.39	1.11
12/31/2010	10.14	0.12	2.57	2.69	(0.08)	–		12.75	26.58	5,158	14		0.40	0.40	1.08
12/31/2009	8.05	0.11	2.11	2.22	(0.08)	(0.05)		10.14	27.68	3,916	17		0.41	0.41	1.30
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)		8.05	(34.83)	2,299	29		0.41	0.41	1.17
JNL/Mellon Capital Management International Index Fund
Class A
12/31/2012	10.62	0.33	1.58	1.91	(0.31)	–		12.22	18.02	1,734,284	2		0.65	0.65	2.93
12/31/2011	12.48	0.35	(1.89)	(1.54)	(0.32)	–		10.62	(12.26)	1,144,242	5		0.65	0.65	2.91
12/31/2010	11.90	0.26	0.55	0.81	(0.23)	–		12.48	6.81	1,066,567	2		0.67	0.67	2.23
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	(0.00	)(f)	11.90	29.28	721,755	2		0.69	0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)		9.41	(42.92)	369,368	15		0.65	0.65	3.31
Class B
12/31/2012	10.96	0.38	1.62	2.00	(0.33)	–		12.63	18.28	23,298	2		0.45	0.45	3.21
12/31/2011	12.87	0.39	(1.95)	(1.56)	(0.35)	–		10.96	(12.09)	19,988	5		0.45	0.45	3.14
12/31/2010	12.26	0.30	0.56	0.86	(0.25)	–		12.87	7.01	21,720	2		0.47	0.47	2.48
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	(0.00	)(f)	12.26	29.57	18,284	2		0.49	0.49	2.83
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)		9.68	(42.82)	6,256	15		0.45	0.45	3.55
JNL/Mellon Capital Management Bond Index Fund
Class A
12/31/2012	12.11	0.24	0.19	0.43	(0.27)	(0.05)		12.22	3.61	1,826,770	63	(p)	0.56	0.56	1.98
12/31/2011	11.73	0.31	0.53	0.84	(0.34)	(0.12)		12.11	7.15	1,549,529	94	(p)	0.57	0.57	2.57
12/31/2010	11.39	0.34	0.32	0.66	(0.30)	(0.02)		11.73	5.87	1,328,699	83	(p)	0.57	0.57	2.86
12/31/2009	11.07	0.42	0.21	0.63	(0.30)	(0.01)		11.39	5.65	793,123	87	(p)	0.60	0.60	3.67
12/31/2008	11.16	0.52	(0.10)	0.42	(0.51)	–		11.07	3.79	379,239	51	(p)	0.61	0.61	4.60
Class B
12/31/2012	12.48	0.28	0.20	0.48	(0.30)	(0.05)		12.61	3.85	4,559	63	(p)	0.36	0.36	2.18
12/31/2011	12.08	0.34	0.55	0.89	(0.37)	(0.12)		12.48	7.31	4,345	94	(p)	0.37	0.37	2.75
12/31/2010	11.71	0.38	0.34	0.72	(0.33)	(0.02)		12.08	6.14	2,865	83	(p)	0.37	0.37	3.08
12/31/2009	11.36	0.46	0.21	0.67	(0.31)	(0.01)		11.71	5.90	2,647	87	(p)	0.40	0.40	3.92
12/31/2008	11.44	0.56	(0.11)	0.45	(0.53)	–		11.36	3.98	1,596	51	(p)	0.41	0.41	4.81

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management Global Alpha Fund
Class A
12/31/2012	$10.57	$(0.14)	$(0.06)	$(0.20)	$–	$(0.17)		$10.20	(1.89)%	$488,407	0%		1.35%		1.35%		(1.29)%
12/31/2011	10.47	(0.14)	0.44	0.30	(0.08)	(0.12)		10.57	2.88	515,337	0		1.35		1.35		(1.29)
12/31/2010	9.88	(0.12)	0.71	0.59	–	(0.00	)(f)	10.47	6.00	200,918	0		1.36		1.36		(1.20)
12/31/2009 *	10.00	(0.03)	(0.09)	(0.12)	–	–		9.88	(1.20)	62,275	0		1.35		1.35		(1.28)
Class B
12/31/2012	10.62	(0.12)	(0.07)	(0.19)	–	(0.17)		10.26	(1.78)	219	0		1.15		1.15		(1.09)
12/31/2011	10.49	(0.12)	0.46	0.34	(0.09)	(0.12)		10.62	3.22	247	0		1.15		1.15		(1.09)
12/31/2010	9.89	(0.10)	0.70	0.60	–	(0.00	)(f)	10.49	6.09	196	0		1.16		1.16		(1.01)
12/31/2009 *	10.00	(0.03)	(0.08)	(0.11)	–	–		9.89	(1.10)	109	0		1.15		1.15		(1.09)
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund
Class A
12/31/2012 *	10.00	0.09	0.13	0.22	–	–		10.22	2.20	78,005	61		0.70		0.70		1.37
Class B
12/31/2012 *	10.00	0.10	0.13	0.23	–	–		10.23	2.30	105	61		0.50		0.50		1.50
JNL/Morgan Stanley Mid Cap Growth Fund
Class A
12/31/2012 *	10.00	0.04	(0.45)	(0.41)	(0.04)	–		9.55	(4.13)	17,008	28		1.11		1.11		0.59
Class B
12/31/2012 *	10.00	0.05	(0.45)	(0.40)	(0.05)	–		9.55	(4.05)	96	28		0.91		0.91		0.86
JNL/Neuberger Berman Strategic Income Fund
Class A
12/31/2012 *	10.00	0.13	0.41	0.54	–	–		10.54	5.40	80,917	76	(q)	0.95		0.95		1.93
Class B
12/31/2012 *	10.00	0.14	0.41	0.55	–	–		10.55	5.50	121	76	(q)	0.75		0.75		2.09
JNL/Oppenheimer Global Growth Fund
Class A
12/31/2012	9.55	0.14	1.82	1.96	(0.11)	–		11.40	20.54	636,096	34		1.01		1.01		1.33
12/31/2011	10.47	0.13	(0.99)	(0.86)	(0.06)	–		9.55	(8.22)	546,730	19		1.01		1.01		1.25
12/31/2010	9.14	0.09	1.31	1.40	(0.07)	–		10.47	15.38	401,636	25		1.06		1.06		0.97
12/31/2009	7.00	0.10	2.65	2.75	(0.12)	(0.49)		9.14	39.42	289,972	21		1.06		1.06		1.19
12/31/2008	14.97	0.21	(6.42)	(6.21)	(0.17)	(1.59)		7.00	(40.86)	176,084	22		1.06		1.06		1.71
Class B
12/31/2012	9.66	0.16	1.85	2.01	(0.13)	–		11.54	20.82	839	34		0.81		0.81		1.49
12/31/2011	10.59	0.15	(1.01)	(0.86)	(0.07)	–		9.66	(8.11)	631	19		0.81		0.81		1.40
12/31/2010	9.23	0.11	1.34	1.45	(0.09)	–		10.59	15.68	616	25		0.86		0.86		1.16
12/31/2009	7.07	0.11	2.68	2.79	(0.14)	(0.49)		9.23	39.58	507	21		0.86		0.86		1.40
12/31/2008	15.11	0.22	(6.46)	(6.24)	(0.21)	(1.59)		7.07	(40.69)	340	22		0.86		0.86		1.82
JNL/PIMCO Real Return Fund
Class A
12/31/2012	12.83	0.13	0.96	1.09	(0.25)	(0.78)		12.89	8.43	3,083,176	85		0.85	(k)	0.85	(k)	0.98
12/31/2011	12.06	0.21	1.20	1.41	(0.11)	(0.53)		12.83	11.71	2,714,541	443		0.81	(k)	0.81	(k)	1.65
12/31/2010	11.57	0.17	0.72	0.89	(0.17)	(0.23)		12.06	7.72	1,794,823	536		0.82		0.82		1.36
12/31/2009	10.10	0.30	1.44	1.74	(0.27)	–		11.57	17.25	1,189,828	722		0.81		0.81		2.69
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)	(0.40)		10.10	(3.73)	663,938	2,289		0.81		0.81		3.44
Class B
12/31/2012	12.93	0.16	0.97	1.13	(0.27)	(0.78)		13.01	8.67	952	85		0.65	(k)	0.65	(k)	1.20
12/31/2011	12.15	0.23	1.20	1.43	(0.12)	(0.53)		12.93	11.84	513	443		0.61	(k)	0.61	(k)	1.76
12/31/2010	11.64	0.19	0.73	0.92	(0.18)	(0.23)		12.15	7.96	263	536		0.62		0.62		1.57
12/31/2009	10.13	0.32	1.48	1.80	(0.29)	–		11.64	17.76	237	722		0.61		0.61		2.97
12/31/2008	11.11	0.41	(0.82)	(0.41)	(0.17)	(0.40)		10.13	(3.57)	350	2,289		0.61		0.61		3.63

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/PIMCO Total Return Bond Fund
Class A
12/31/2012	$12.57	$0.24	$0.76	$1.00	$(0.25)		$(0.26)	$13.06	8.00%	$5,788,043	448%	0.80	% (k)	0.80	% (k)	1.79%
12/31/2011	12.35	0.30	0.31	0.61	(0.37)		(0.02)	12.57	4.91	3,843,292	500	0.80	(k)	0.80	(k)	2.35
12/31/2010	12.19	0.26	0.65	0.91	(0.27)		(0.48)	12.35	7.57	3,248,237	489	0.81		0.81		2.05
12/31/2009	11.07	0.48	1.24	1.72	(0.29)		(0.31)	12.19	15.45	2,348,470	177	0.81		0.81		4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)		(0.47)	11.07	0.40	1,325,740	660	0.81		0.81		4.22
Class B
12/31/2012	13.37	0.28	0.81	1.09	(0.27)		(0.26)	13.93	8.21	24,851	448	0.60	(k)	0.60	(k)	2.00
12/31/2011	13.11	0.34	0.33	0.67	(0.39)		(0.02)	13.37	5.12	17,968	500	0.60	(k)	0.60	(k)	2.55
12/31/2010	12.89	0.30	0.69	0.99	(0.29)		(0.48)	13.11	7.79	15,912	489	0.61		0.61		2.24
12/31/2009	11.67	0.53	1.30	1.83	(0.30)		(0.31)	12.89	15.66	14,110	177	0.61		0.61		4.21
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)		(0.47)	11.67	0.57	9,891	660	0.61		0.61		4.40
JNL/PPM America Floating Rate Income Fund
Class A
12/31/2012	10.07	0.44	0.35	0.79	(0.26)		–	10.60	7.82	659,373	55	1.00		1.00		4.17
12/31/2011 *	10.00	0.36	(0.29)	0.07	–		–	10.07	0.70	445,716	57	1.00		1.00		3.64
JNL/PPM America High Yield Bond Fund
Class A
12/31/2012	6.51	0.49	0.60	1.09	(0.39)		–	7.21	16.75	2,193,974	73	0.74		0.74		6.87
12/31/2011	6.67	0.50	(0.19)	0.31	(0.47)		–	6.51	4.67	1,261,007	46	0.75		0.75		7.21
12/31/2010	6.15	0.52	0.44	0.96	(0.44)		–	6.67	15.63	900,088	66	0.76		0.76		7.81
12/31/2009	4.46	0.50	1.56	2.06	(0.37)		–	6.15	46.30	566,513	50	0.78		0.78		8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)		–	4.46	(30.75)	188,010	78	0.79		0.79		8.82
Class B
12/31/2012	7.23	0.56	0.66	1.22	(0.40)		–	8.05	16.90	11,478	73	0.54		0.54		7.10
12/31/2011	7.35	0.56	(0.20)	0.36	(0.48)		–	7.23	4.96	8,751	46	0.55		0.55		7.41
12/31/2010	6.74	0.58	0.48	1.06	(0.45)		–	7.35	15.76	7,612	66	0.56		0.56		8.03
12/31/2009	4.86	0.55	1.71	2.26	(0.38)		–	6.74	46.58	5,989	50	0.58		0.58		9.22
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)		–	4.86	(30.65)	3,280	78	0.59		0.59		9.09
JNL/PPM America Mid Cap Value Fund
Class A
12/31/2012	9.78	0.11	1.47	1.58	(0.05)		(0.67)	10.64	16.43	153,777	71	1.06		1.06		0.99
12/31/2011	10.69	0.05	(0.84)	(0.79)	(0.01)		(0.11)	9.78	(7.41)	117,872	68	1.06		1.06		0.48
12/31/2010	8.25	0.03	2.41	2.44	(0.00	)(f)	–	10.69	29.58	86,297	73	1.06		1.06		0.29
12/31/2009	5.62	0.05	2.61	2.66	(0.03)		–	8.25	47.38	20,020	89	1.06		1.06		0.77
12/31/2008 *	10.00	0.07	(4.37)	(4.30)	(0.08)		–	5.62	(43.00)	5,011	154	1.06		1.06		1.05
Class B
12/31/2012	9.80	0.13	1.48	1.61	(0.07)		(0.67)	10.67	16.70	162	71	0.86		0.86		1.18
12/31/2011	10.70	0.07	(0.84)	(0.77)	(0.02)		(0.11)	9.80	(7.23)	150	68	0.86		0.86		0.69
12/31/2010	8.25	0.04	2.41	2.45	(0.00	)(f)	–	10.70	29.70	122	73	0.86		0.86		0.43
12/31/2009	5.61	0.06	2.62	2.68	(0.04)		–	8.25	47.82	92	89	0.86		0.86		0.99
12/31/2008 *	10.00	0.08	(4.38)	(4.30)	(0.09)		–	5.61	(42.94)	58	154	0.86		0.86		1.28

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Small Cap Value Fund
Class A
12/31/2012	$8.41	$0.08	$1.57	$1.65	$(0.09)		$(0.23)	$9.74	19.68%	$99,004	86%	1.06%	1.06%	0.91%
12/31/2011	10.13	0.03	(0.90)	(0.87)	(0.02)		(0.83)	8.41	(8.02)	68,493	75	1.06	1.06	0.26
12/31/2010	8.37	0.03	2.28	2.31	(0.01)		(0.54)	10.13	27.71	61,362	67	1.06	1.06	0.32
12/31/2009	6.27	0.04	2.09	2.13	(0.03)		–	8.37	33.97	15,861	114	1.06	1.06	0.60
12/31/2008 *	10.00	0.06	(3.75)	(3.69)	(0.04)		–	6.27	(36.85)	8,356	66	1.06	1.06	1.02
Class B
12/31/2012	8.43	0.10	1.58	1.68	(0.12)		(0.23)	9.76	19.93	6,729	86	0.86	0.86	1.10
12/31/2011	10.15	0.05	(0.90)	(0.85)	(0.04)		(0.83)	8.43	(7.84)	6,119	75	0.86	0.86	0.46
12/31/2010	8.38	0.04	2.29	2.33	(0.02)		(0.54)	10.15	27.91	6,170	67	0.86	0.86	0.46
12/31/2009	6.27	0.05	2.10	2.15	(0.04)		–	8.38	34.30	3,850	114	0.86	0.86	0.68
12/31/2008 *	10.00	0.07	(3.75)	(3.68)	(0.05)		–	6.27	(36.75)	87	66	0.86	0.86	1.15
JNL/PPM America Value Equity Fund
Class A
12/31/2012	11.36	0.21	1.57	1.78	(0.18)		–	12.96	15.66	118,286	39	0.86	0.86	1.63
12/31/2011	12.15	0.17	(0.82)	(0.65)	(0.14)		–	11.36	(5.26)	102,336	50	0.86	0.86	1.39
12/31/2010	10.46	0.14	1.68	1.82	(0.13)		–	12.15	17.46	113,586	36	0.86	0.86	1.29
12/31/2009	7.57	0.14	3.23	3.37	(0.48)		–	10.46	44.58	93,660	63	0.86	0.86	1.65
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)		(2.00)	7.57	(47.21)	87,770	96	0.86	0.86	2.28
Class B
12/31/2012	11.40	0.23	1.59	1.82	(0.21)		–	13.01	15.92	369	39	0.66	0.66	1.83
12/31/2011	12.19	0.18	(0.80)	(0.62)	(0.17)		–	11.40	(5.06)	264	50	0.66	0.66	1.47
12/31/2010	10.50	0.15	1.69	1.84	(0.15)		–	12.19	17.55	372	36	0.66	0.66	1.37
12/31/2009	7.62	0.16	3.24	3.40	(0.52)		–	10.50	44.72	675	63	0.66	0.66	1.61
12/31/2008	19.30	0.37	(9.61)	(9.24)	(0.44)		(2.00)	7.62	(47.07)	76	96	0.66	0.66	2.53
JNL/Red Rocks Listed Private Equity Fund
Class A
12/31/2012	7.25	0.15	2.04	2.19	–		(0.11)	9.33	30.26	684,236	31	1.17	1.17	1.79
12/31/2011	10.07	0.19	(1.96)	(1.77)	(0.85)		(0.20)	7.25	(17.97)	602,339	65	1.17	1.17	1.88
12/31/2010	8.03	0.07	2.04	2.11	(0.02)		(0.05)	10.07	26.32	643,051	24	1.18	1.18	0.76
12/31/2009	5.91	0.07	2.31	2.38	(0.25)		(0.01)	8.03	40.33	223,873	34	1.20	1.20	0.92
12/31/2008 *	10.00	0.04	(4.10)	(4.06)	(0.03	)(r)	–	5.91	(40.56)	15,265	6	1.22	1.22	2.55
Class B
12/31/2012	7.28	0.17	2.06	2.23	–		(0.11)	9.40	30.69	430	31	0.97	0.97	2.00
12/31/2011	10.10	0.22	(1.98)	(1.76)	(0.86)		(0.20)	7.28	(17.83)	402	65	0.97	0.97	2.23
12/31/2010	8.04	0.07	2.06	2.13	(0.02)		(0.05)	10.10	26.53	234	24	0.98	0.98	0.85
12/31/2009	5.91	0.09	2.31	2.40	(0.26)		(0.01)	8.04	40.62	156	34	1.00	1.00	1.36
12/31/2008 *	10.00	0.03	(4.08)	(4.05)	(0.04	)(r)	–	5.91	(40.54)	66	6	1.02	1.02	1.82
JNL/S&P Competitive Advantage Fund
Class A
12/31/2012	10.95	0.14	1.68	1.82	(0.07)		(0.16)	12.54	16.63	824,193	58	0.69	0.69	1.17
12/31/2011	10.70	0.13	0.99	1.12	(0.09)		(0.78)	10.95	10.53	534,406	67	0.70	0.70	1.17
12/31/2010	9.95	0.14	1.11	1.25	(0.08)		(0.42)	10.70	12.63	296,032	77	0.71	0.71	1.35
12/31/2009	6.90	0.11	2.94	3.05	(0.00	)(f)	–	9.95	44.22	254,695	101	0.72	0.72	1.28
12/31/2008	9.92	0.16	(3.08)	(2.92)	(0.10)		–	6.90	(29.40)	90,399	97	0.71	0.71	1.81
Class B
12/31/2012	10.95	0.21	1.64	1.85	(0.08)		(0.16)	12.56	16.91	531	58	0.49	0.49	1.70
12/31/2011	10.70	0.15	0.98	1.13	(0.10)		(0.78)	10.95	10.65	102	67	0.50	0.50	1.38
12/31/2010	9.94	0.16	1.12	1.28	(0.10)		(0.42)	10.70	12.87	59	77	0.51	0.51	1.55
12/31/2009	6.87	0.14	2.93	3.07	(0.00	)(f)	–	9.94	44.70	50	101	0.52	0.52	1.57
12/31/2008	9.92	0.15	(3.08)	(2.93)	(0.12)		–	6.87	(29.59)	14	97	0.51	0.51	1.61

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Dividend Income & Growth Fund
Class A
12/31/2012	$10.70	$0.38	$0.99	$1.37	$(0.18)		$(0.50)		$11.39	12.81%	$1,267,104	55%	0.67%	0.67%	3.30%
12/31/2011	9.76	0.32	0.89	1.21	(0.13)		(0.14)		10.70	12.42	920,551	62	0.69	0.69	3.10
12/31/2010	8.69	0.31	1.26	1.57	(0.11)		(0.39)		9.76	18.24	440,926	38	0.70	0.70	3.33
12/31/2009	7.04	0.23	1.42	1.65	(0.00	)(f)	–		8.69	23.47	239,392	84	0.72	0.72	3.24
12/31/2008	9.77	0.35	(2.89)	(2.54)	(0.19)		(0.00	)(f)	7.04	(25.93)	101,329	64	0.71	0.71	4.47
Class B
12/31/2012	10.76	0.41	0.98	1.39	(0.19)		(0.50)		11.46	12.93	447	55	0.47	0.47	3.50
12/31/2011	9.80	0.35	0.89	1.24	(0.14)		(0.14)		10.76	12.66	341	62	0.49	0.49	3.34
12/31/2010	8.70	0.33	1.28	1.61	(0.12)		(0.39)		9.80	18.65	166	38	0.50	0.50	3.57
12/31/2009	7.03	0.25	1.42	1.67	(0.00	)(f)	–		8.70	23.79	158	84	0.52	0.52	3.40
12/31/2008	9.75	0.36	(2.88)	(2.52)	(0.20)		(0.00	)(f)	7.03	(25.79)	120	64	0.51	0.51	4.41
JNL/S&P Intrinsic Value Fund
Class A
12/31/2012	9.90	0.20	1.20	1.40	(0.11)		(0.26)		10.93	14.11	698,722	75	0.69	0.69	1.90
12/31/2011	9.97	0.16	0.50	0.66	(0.08)		(0.65)		9.90	6.52	568,684	104	0.70	0.70	1.51
12/31/2010	9.75	0.15	1.24	1.39	(0.08)		(1.09)		9.97	14.39	319,617	103	0.71	0.71	1.52
12/31/2009	6.21	0.11	3.43	3.54	(0.00	)(f)	–		9.75	57.04	246,578	151	0.72	0.72	1.40
12/31/2008	9.91	0.15	(3.70)	(3.55)	(0.09)		(0.06)		6.21	(35.84)	96,643	98	0.71	0.71	1.88
Class B
12/31/2012	10.00	0.25	1.18	1.43	(0.12)		(0.26)		11.05	14.31	421	75	0.49	0.49	2.28
12/31/2011	10.05	0.17	0.52	0.69	(0.09)		(0.65)		10.00	6.77	196	104	0.50	0.50	1.62
12/31/2010	9.80	0.17	1.26	1.43	(0.09)		(1.09)		10.05	14.74	100	103	0.51	0.51	1.68
12/31/2009	6.21	0.12	3.47	3.59	(0.00	)(f)	–		9.80	57.84	108	151	0.52	0.52	1.45
12/31/2008	9.91	0.14	(3.68)	(3.54)	(0.10)		(0.06)		6.21	(35.73)	35	98	0.51	0.51	1.55
JNL/S&P Total Yield Fund
Class A
12/31/2012	8.66	0.20	1.69	1.89	(0.09)		(0.10)		10.36	21.83	518,667	74	0.70	0.70	2.03
12/31/2011	9.74	0.14	(0.66)	(0.52)	(0.10)		(0.46)		8.66	(5.40)	368,696	76	0.70	0.70	1.47
12/31/2010	9.10	0.16	0.75	0.91	(0.07)		(0.20)		9.74	10.08	281,137	88	0.71	0.71	1.71
12/31/2009	6.37	0.10	2.63	2.73	(0.00	)(f)	–		9.10	42.88	212,981	126	0.72	0.72	1.28
12/31/2008	10.07	0.20	(3.79)	(3.59)	(0.11)		(0.00	)(f)	6.37	(35.67)	103,601	115	0.71	0.71	2.38
Class B
12/31/2012	8.68	0.21	1.71	1.92	(0.10)		(0.10)		10.40	22.16	128	74	0.50	0.50	2.18
12/31/2011	9.76	0.16	(0.67)	(0.51)	(0.11)		(0.46)		8.68	(5.27)	126	76	0.50	0.50	1.66
12/31/2010	9.11	0.18	0.75	0.93	(0.08)		(0.20)		9.76	10.30	65	88	0.51	0.51	1.90
12/31/2009	6.37	0.11	2.63	2.74	(0.00	)(f)	–		9.11	43.04	55	126	0.52	0.52	1.50
12/31/2008	10.07	0.20	(3.78)	(3.58)	(0.12)		(0.00	)(f)	6.37	(35.58)	88	115	0.51	0.51	2.35
JNL/S&P 4 Fund(e)
Class A
12/31/2012	10.92	0.12	1.64	1.76	(0.22)		(0.46)		12.00	16.23	1,284,464	10	0.05	0.05	0.97
12/31/2011	10.86	0.11	0.53	0.64	(0.53)		(0.05)		10.92	5.87	1,009,149	13	0.05	0.05	0.97
12/31/2010	9.55	0.09	1.23	1.32	–		(0.01)		10.86	13.79	843,945	10	0.05	0.05	0.90
12/31/2009	6.79	(0.00)	2.84	2.84	(0.08)		(0.00	)(f)	9.55	41.85	627,405	12	0.06	0.06	(0.03)
12/31/2008	9.93	0.21	(3.35)	(3.14)	(0.00	)(f)	–		6.79	(31.62)	265,183	15	0.06	0.06	2.54
JNL/S&P Managed Conservative Fund(e)
Class A
12/31/2012	10.96	0.17	0.79	0.96	(0.26)		(0.15)		11.51	8.77	1,840,028	18	0.15	0.15	1.47
12/31/2011	11.00	0.17	0.17	0.34	(0.23)		(0.15)		10.96	3.12	1,298,317	35	0.16	0.16	1.48
12/31/2010	10.34	0.18	0.72	0.90	(0.24)		–		11.00	8.70	979,568	9	0.17	0.17	1.67
12/31/2009	9.35	0.26	1.00	1.26	(0.17)		(0.10)		10.34	13.53	623,958	11	0.18	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)		(0.15)		9.35	(13.75)	407,426	30	0.19	0.19	2.95

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Managed Moderate Fund(e)
Class A
12/31/2012	$11.18	$0.16	$1.06	$1.22	$(0.21)		$(0.35)		$11.84	10.92%	$2,913,234	30%	0.14%	0.14%	1.30%
12/31/2011	11.39	0.14	(0.04)	0.10	(0.21)		(0.10)		11.18	0.84	2,129,486	28	0.15	0.15	1.24
12/31/2010	10.41	0.15	1.02	1.17	(0.19)		–		11.39	11.30	1,665,098	5	0.15	0.15	1.41
12/31/2009	8.97	0.25	1.43	1.68	(0.12)		(0.12)		10.41	18.63	1,021,335	6	0.17	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)		(0.24)		8.97	(21.24)	557,615	28	0.18	0.18	2.36
JNL/S&P Managed Moderate Growth Fund(e)
Class A
12/31/2012	11.27	0.14	1.41	1.55	(0.18)		(0.40)		12.24	13.74	4,800,412	34	0.14	0.14	1.15
12/31/2011	11.80	0.14	(0.29)	(0.15)	(0.18)		(0.20)		11.27	(1.27)	3,519,718	23	0.14	0.14	1.19
12/31/2010	10.54	0.13	1.26	1.39	(0.13)		–		11.80	13.18	2,861,191	6	0.15	0.15	1.16
12/31/2009	8.79	0.21	1.86	2.07	(0.07)		(0.25)		10.54	23.46	1,774,984	13	0.16	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)		(0.51)		8.79	(27.50)	997,961	28	0.16	0.16	1.45
JNL/S&P Managed Growth Fund(e)
Class A
12/31/2012	10.70	0.12	1.52	1.64	(0.14)		(0.36)		11.84	15.34	3,263,336	26	0.14	0.14	1.03
12/31/2011	11.18	0.11	(0.46)	(0.35)	(0.08)		(0.05)		10.70	(3.14)	2,482,133	19	0.14	0.14	0.98
12/31/2010	9.71	0.08	1.49	1.57	(0.10)		–		11.18	16.12	2,140,816	7	0.15	0.15	0.75
12/31/2009	7.94	0.14	2.09	2.23	(0.16)		(0.30)		9.71	28.06	1,479,759	8	0.16	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)		(0.93)		7.94	(35.36)	808,800	32	0.16	0.16	0.80
JNL/S&P Managed Aggressive Growth Fund(e)
Class A
12/31/2012	11.51	0.11	1.71	1.82	(0.11)		–		13.22	15.84	1,091,906	24	0.16	0.16	0.86
12/31/2011	12.17	0.10	(0.68)	(0.58)	(0.08)		–		11.51	(4.79)	843,436	20	0.16	0.16	0.84
12/31/2010	10.46	0.08	1.71	1.79	(0.08)		–		12.17	17.09	788,664	11	0.17	0.17	0.76
12/31/2009	8.39	0.10	2.51	2.61	(0.21)		(0.33)		10.46	31.05	582,868	19	0.19	0.19	1.07
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)		(0.61)		8.39	(39.16)	414,718	42	0.18	0.18	0.50
JNL/T. Rowe Price Established Growth Fund
Class A
12/31/2012	20.97	0.03	3.92	3.95	–		–		24.92	18.84	2,497,336	29	0.87	0.87	0.11
12/31/2011	21.22	(0.02)	(0.23)	(0.25)	–		–		20.97	(1.18)	1,802,773	28	0.87	0.87	(0.11)
12/31/2010	18.18	(0.02)	3.07	3.05	(0.01)		–		21.22	16.76	1,475,748	35	0.88	0.88	(0.10)
12/31/2009	12.70	0.02	5.50	5.52	(0.04)		–		18.18	43.49	916,445	62	0.91	0.91	0.12
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)		(0.14)		12.70	(42.85)	581,447	54	0.90	0.90	0.30
Class B
12/31/2012	21.26	0.07	3.98	4.05	–		–		25.31	19.05	42,448	29	0.67	0.67	0.29
12/31/2011	21.47	0.02	(0.23)	(0.21)	–		–		21.26	(0.98)	35,832	28	0.67	0.67	0.08
12/31/2010	18.37	0.02	3.11	3.13	(0.03)		–		21.47	17.02	35,881	35	0.68	0.68	0.09
12/31/2009	12.83	0.05	5.57	5.62	(0.08)		–		18.37	43.79	30,411	62	0.71	0.71	0.33
12/31/2008	22.69	0.09	(9.79)	(9.70)	(0.02)		(0.14)		12.83	(42.75)	19,925	54	0.70	0.70	0.50
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
12/31/2012	26.86	(0.04)	3.69	3.65	(0.06)		(1.31)		29.14	13.59	1,729,982	33	1.01	1.01	(0.12)
12/31/2011	29.78	(0.14)	(0.32)	(0.46)	(0.00	)(f)	(2.46)		26.86	(1.46)	1,437,209	38	1.01	1.01	(0.47)
12/31/2010	23.79	0.00	6.62	6.62	(0.04)		(0.59)		29.78	27.86	1,366,836	27	1.01	1.01	0.01
12/31/2009	16.20	(0.05)	7.65	7.60	–		(0.01	)(s)	23.79	46.93	820,894	32	1.02	1.02	(0.26)
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	–		(1.80)		16.20	(40.68)	425,184	37	1.02	1.02	(0.14)
Class B
12/31/2012	27.44	0.02	3.78	3.80	(0.12)		(1.31)		29.81	13.83	41,608	33	0.81	0.81	0.06
12/31/2011	30.31	(0.08)	(0.32)	(0.40)	(0.01)		(2.46)		27.44	(1.25)	38,236	38	0.81	0.81	(0.27)
12/31/2010	24.19	0.05	6.74	6.79	(0.08)		(0.59)		30.31	28.10	38,125	27	0.81	0.81	0.17
12/31/2009	16.44	(0.01)	7.77	7.76	–		(0.01	)(s)	24.19	47.22	28,372	32	0.82	0.82	(0.05)
12/31/2008	30.71	0.01	(12.48)	(12.47)	–		(1.80)		16.44	(40.56)	17,811	37	0.82	0.82	0.05

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)				Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/T. Rowe Price Short-Term Bond Fund
Class A
12/31/2012	$9.91	$0.11		$0.13	$0.24	$(0.09)		$–	$10.06	2.44%	$2,018,886	45%		0.71%	0.71%	1.08%
12/31/2011	9.88	0.14	(w)	0.00 (w)	0.14	(0.11)		–	9.91	1.38	1,220,682	50		0.72	0.72	1.41	(w)
12/31/2010	9.71	0.17	(w)	0.11 (w)	0.28	(0.11)		–	9.88	2.94	872,892	54		0.72	0.72	1.67	(w)
12/31/2009	9.36	0.25		0.47	0.72	(0.28)		(0.09)	9.71	7.64	484,832	102		0.74	0.74	2.56
12/31/2008	10.49	0.40		(1.04)	(0.64)	(0.45)		(0.04)	9.36	(5.97)	295,409	134		0.74	0.74	3.86
Class B
12/31/2012	9.99	0.14		0.12	0.26	(0.10)		–	10.15	2.64	206	45		0.51	0.51	1.36
12/31/2011	9.95	0.16	(w)	0.00 (w)	0.16	(0.12)		–	9.99	1.58	284	50		0.52	0.52	1.54	(w)
12/31/2010	9.76	0.19	(w)	0.12 (w)	0.31	(0.12)		–	9.95	3.22	88	54		0.52	0.52	1.87	(w)
12/31/2009	9.41	0.26		0.47	0.73	(0.29)		(0.09)	9.76	7.74	211	102		0.54	0.54	2.57
12/31/2008	10.53	0.42		(1.03)	(0.61)	(0.47)		(0.04)	9.41	(5.66)	50	134		0.54	0.54	4.05
JNL/T. Rowe Price Value Fund
Class A
12/31/2012	10.47	0.20		1.82	2.02	(0.15)		–	12.34	19.33	1,565,619	62		0.92	0.93	1.76
12/31/2011	10.84	0.17		(0.39)	(0.22)	(0.15)		–	10.47	(2.07)	1,305,413	51		0.93	0.93	1.53
12/31/2010	9.44	0.19		1.31	1.50	(0.10)		–	10.84	15.89	1,136,182	27		0.94	0.94	1.97
12/31/2009	6.98	0.15		2.44	2.59	(0.13)		–	9.44	37.09	727,672	21		0.96	0.96	1.89
12/31/2008	14.65	0.20		(6.20)	(6.00)	(0.24)		(1.43)	6.98	(40.47)	412,536	29		0.96	0.96	1.65
Class B
12/31/2012	10.75	0.23		1.87	2.10	(0.17)		–	12.68	19.58	1,008	62		0.72	0.73	1.96
12/31/2011	11.11	0.19		(0.39)	(0.20)	(0.16)		–	10.75	(1.80)	731	51		0.73	0.73	1.75
12/31/2010	9.67	0.22		1.33	1.55	(0.11)		–	11.11	16.04	594	27		0.74	0.74	2.19
12/31/2009	7.14	0.17		2.50	2.67	(0.14)		–	9.67	37.46	549	21		0.76	0.76	2.16
12/31/2008	14.95	0.23		(6.34)	(6.11)	(0.27)		(1.43)	7.14	(40.39)	385	29		0.76	0.76	1.85
JNL/UBS Large Cap Select Growth Fund
Class A
12/31/2012	21.28	0.01		2.22	2.23	(0.04)		(1.95)	21.52	10.61	471,670	143		0.97	0.97	0.04
12/31/2011	21.19	0.03		0.13	0.16	(0.07)		–	21.28	0.75	450,150	40		0.96	0.96	0.13
12/31/2010	18.85	0.04		2.35	2.39	(0.05)		–	21.19	12.67	894,742	34		0.95	0.95	0.21
12/31/2009	13.99	0.09		4.79	4.88	(0.02)		–	18.85	34.91	554,978	55		0.98	0.98	0.57
12/31/2008	23.68	0.06		(9.75)	(9.69)	(0.00	)(f)	–	13.99	(40.92)	195,824	47		0.99	0.99	0.29
Class B
12/31/2012	21.69	0.06		2.25	2.31	(0.09)		(1.95)	21.96	10.81	269	143		0.77	0.77	0.25
12/31/2011	21.43	0.07		0.33	0.40	(0.14)		–	21.69	1.84	252	40		0.76	0.76	0.32
12/31/2010	19.03	0.08		2.39	2.47	(0.07)		–	21.43	12.96	227	34		0.75	0.75	0.40
12/31/2009	14.11	0.12		4.84	4.96	(0.04)		–	19.03	35.16	310	55		0.78	0.78	0.73
12/31/2008	23.88	0.09		(9.84)	(9.75)	(0.02)		–	14.11	(40.81)	157	47		0.79	0.79	0.47
JNL/WMC Balanced Fund
Class A
12/31/2012	16.81	0.32		1.37	1.69	(0.22)		(0.13)	18.15	10.10	2,398,046	100	(o)	0.74	0.74	1.79
12/31/2011	16.45	0.30		0.24	0.54	(0.18)		–	16.81	3.27	1,792,691	52	(o)	0.74	0.74	1.81
12/31/2010	15.01	0.28		1.34	1.62	(0.18)		–	16.45	10.83	1,290,162	46	(o)	0.76	0.76	1.84
12/31/2009	12.81	0.34		2.19	2.53	(0.33)		–	15.01	19.78	736,864	54	(o)	0.78	0.78	2.53
12/31/2008	17.56	0.48		(4.18)	(3.70)	(0.39)		(0.66)	12.81	(20.79)	455,105	60	(o)	0.78	0.78	2.98
Class B
12/31/2012	17.16	0.36		1.39	1.75	(0.24)		(0.13)	18.54	10.26	1,181	100	(o)	0.54	0.54	1.99
12/31/2011	16.77	0.34		0.25	0.59	(0.20)		–	17.16	3.50	1,230	52	(o)	0.54	0.54	2.00
12/31/2010	15.29	0.32		1.35	1.67	(0.19)		–	16.77	10.99	1,041	46	(o)	0.56	0.56	2.04
12/31/2009	13.03	0.38		2.24	2.62	(0.36)		–	15.29	20.08	855	54	(o)	0.58	0.58	2.74
12/31/2008	17.84	0.52		(4.25)	(3.73)	(0.42)		(0.66)	13.03	(20.62)	662	60	(o)	0.58	0.58	3.21

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from					Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/WMC Money Market Fund
Class A
12/31/2012	$1.00	$0.00	$0.00	$0.00	$(0.00	)(f)	$(0.00	)(f)	$1.00	0.00%	$1,243,885	N/A	%	0.25%	0.57%	0.00	%(t)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00	1,054,701	N/A		0.23	0.57	0.00	(t)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.00	706,007	N/A		0.27	0.57	0.00	(t)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.15 (u)	1,140,511	N/A		0.47	0.57	0.16	(t)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		–		1.00	2.20 (v)	1,340,054	N/A		0.57	0.57	2.08
Class B
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00	7,924	N/A		0.25	0.37	0.00	(t)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00	8,547	N/A		0.23	0.37	0.00	(t)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.00	7,245	N/A		0.27	0.37	0.00	(t)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.21 (u)	7,270	N/A		0.37	0.37	0.24	(t)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		–		1.00	2.40 (v)	7,220	N/A		0.37	0.37	2.32
JNL/WMC Value Fund
Class A
12/31/2012	16.83	0.37	2.39	2.76	(0.42)		(0.63)		18.54	16.35	1,262,528	31		0.78	0.78	2.00
12/31/2011	17.37	0.29	(0.66)	(0.37)	(0.17)		–		16.83	(2.06)	1,220,027	19		0.79	0.79	1.66
12/31/2010	15.41	0.21	1.90	2.11	(0.15)		–		17.37	13.70	1,138,293	25		0.80	0.80	1.34
12/31/2009	12.60	0.22	2.80	3.02	(0.21)		–		15.41	23.98	762,013	42		0.82	0.82	1.64
12/31/2008	19.33	0.32	(6.76)	(6.44)	(0.01)		(0.28)		12.60	(33.35)	484,751	54		0.83	0.83	1.97
Class B
12/31/2012	17.12	0.42	2.43	2.85	(0.47)		(0.63)		18.87	16.59	19,665	31		0.58	0.58	2.20
12/31/2011	17.66	0.33	(0.68)	(0.35)	(0.19)		–		17.12	(1.87)	17,156	19		0.59	0.59	1.86
12/31/2010	15.65	0.25	1.93	2.18	(0.17)		–		17.66	13.92	17,032	25		0.60	0.60	1.53
12/31/2009	12.79	0.25	2.84	3.09	(0.23)		–		15.65	24.18	14,220	42		0.62	0.62	1.87
12/31/2008	19.57	0.36	(6.85)	(6.49)	(0.01)		(0.28)		12.79	(33.19)	10,950	54		0.63	0.63	2.13

*
Commencement of operations was as follows:  JNL/American Funds Blue Chip Income and Growth Fund – May 3, 2010; JNL/American Funds Global Bond Fund – May 3, 2010; JNL/American Funds Global Small Capitalization Fund – May 3, 2010; JNL/American Funds Growth-Income Fund - May 3, 2010; JNL/American Funds International Fund – May 3, 2010; JNL/American Funds New World Fund – May 3, 2010; JNL Institutional Alt 20 Fund - April 6, 2009; JNL Institutional Alt 35 Fund - April 6, 2009; JNL Institutional Alt 50 Fund - April 6, 2009; JNL Institutional Alt 65 Fund - April 6, 2009; JNL/American Funds Balanced Allocation Fund - April 30, 2012; JNL/American Funds Growth Allocation Fund - April 30, 2012; JNL/AQR Managed Futures Strategy Fund - August 29, 2011; JNL/BlackRock Global Allocation Fund – October 11, 2010; JNL/Brookfield Global Infrastructure Fund - December 12, 2011; JNL/Franklin Templeton Global Multisector Bond Fund - December 12, 2011; JNL/Goldman Sachs Emerging Markets Debt Fund – October 6, 2008; JNL/Ivy Asset Strategy Fund – September 28, 2009; JNL/M&G Global Basics Fund – October 6, 2008; JNL/M&G Global Leaders Fund – October 6, 2008; JNL/Mellon Capital Management Emerging Markets Index Fund - August 29, 2011; JNL/Mellon Capital Management European 30 Fund – October 6, 2008; JNL/Mellon Capital Management Pacific Rim 30 Fund – October 6, 2008; JNL/Mellon Capital Management Global Alpha Fund – September 28, 2009; JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund - April 30, 2012; JNL/Morgan Stanley Mid Cap Growth Fund - April 30, 2012; JNL/Neuberger Berman Strategic Income Fund - April 30, 2012; JNL/PPM America Floating Rate Income Fund - January 1, 2011; JNL/PPM America Mid Cap Value Fund – March 31, 2008; JNL/PPM America Small Cap Value Fund – March 31, 2008; JNL/Red Rocks Listed Private Equity Fund – October 6, 2008;

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)
Total return assumes reinvestment of all distributions for the period.  Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)
Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions.  Securities sold short are considered long term investments for purposes of calculating portfolio turnover.  Portfolio turnover rate is based on the Feeder Funds' or fund of funds' purchases or sales of the Master Fund or underlying funds, respectively.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund's and underlying funds' expenses.
(f)	Amount represents less than $0.005.
(g)
For the years ended 2011 and 2012, Consolidated Financial Statements.  Prior to August 27, 2011, the JNL/BlackRock Global Allocation Fund had a Master-Feeder structure and invested substantially all its assets in a Master Fund.  For periods prior to August 27, 2011 that the Fund had a Master-Feeder structure, the ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund's expenses.

(h)	Portfolio turnover for the JNL/BlackRock Global Allocation Fund excludes the liquidation transactions related to the transition from a Master-Feeder structure to a Sub-Advised Fund.
(i)	Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 52%, 53% and 86% in 2010, 2011 and 2012, respectively.
(j)
Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

JNL Series Trust
Financial Highlights
For a Share Outstanding

(k)	The net and total ratios of expenses to average net assets without dividend expenses, borrowing fees on securities sold short or interest expense for the following funds were as follows:

	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Fund
Class A	N/A	N/A	N/A	1.06%	1.07%
Class B	N/A	N/A	N/A	0.86	0.87
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1.16%	1.15%	1.16%	1.17	1.19
Class B	0.96	0.95	0.96	0.97	0.99
JNL/PIMCO Real Return Fund
Class A	0.79	0.79	N/A	N/A	N/A
Class B	0.59	0.59	N/A	N/A	N/A
JNL/PIMCO Total Return Bond Fund
Class A	0.80	0.80	N/A	N/A	N/A
Class B	0.60	0.60	N/A	N/A	N/A

(l)
Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 484%, 1,137%, 1,302% and 1,111% in 2009, 2010, 2011 and 2012, respectively.  The Fund had no dollar roll transactions in 2008.

(m)
Distribution amount for the JNL/Goldman Sachs Mid Cap Value Fund includes a return of capital distribution for Class A and Class B shares of $0.03 and $0.03 per share, respectively, for the year ended December 31, 2011.

(n)
Total return for the JNL/Invesco International Growth Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.

(o)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 76%, 81%, 90%, 139% and 223% in 2008, 2009, 2010, 2011 and 2012, respectively.
(p)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 52%, 90%, 83%, 106% and 89% in 2008, 2009, 2010, 2011 and 2012, respectively.
(q)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 246% in 2012.
(r)	Distribution amount for JNL/Red Rocks Listed Private Equity Fund includes a return of capital distribution which was less than $0.005 per share.
(s)
Distribution amount for the JNL/T. Rowe Price Mid-Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2009.

(t)
The ratios for net income (loss) to average net assets without expense waivers for JNL/WMC Money Market Fund for 2009, 2010, 2011 and 2012 was 0.06%, (0.30)%, (0.34)% and (0.32)%, respectively for Class A and 0.24%, (0.10)%, (0.14)%, and (0.12)%, respectively for Class B shares.

(u)
Total return for the JNL/WMC Money Market Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(v)
For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/WMC Money Market Fund.  The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

(w)
Net investment income and net realized and unrealized gains (losses) for a share outstanding and ratios of net investment income to average net assets for T. Rowe Price Short-Term Bond Fund includes a correction for a misclassification for the years ended December 31, 2010 and 2011.   Refer to Note 10 in the Notes to the Financial Statements.

(x)	For the year ended 2012, Consolidated Financial Statements.

APPENDIX A

The JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, the JNL/S&P Managed Aggressive Growth Fund, and the JNL/S&P 4 Fund are also referred to in this Prospectus as the JNL/S&P Funds.  The JNL/S&P Funds do not include the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund.

The JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund are also referred to in this Prospectus as the JNL Disciplined Funds.

The JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund are also referred to in this Prospectus as the JNL Alt Funds.

Certain Funds utilize a master-feeder structure.

Each Fund, except the JNL Alt Funds, the JNL/American Funds Balanced Allocation Fund, the JNL/American Funds Growth Allocation Fund, the JNL Disciplined Funds, the JNL/S&P Funds, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Index 5 Fund, the JNL/Mellon Capital 10 x 10 Fund , and the JNL/PPM America Floating Rate Income Fund offer two classes of shares, Class A and Class B.  Class A and B shares are described in this Prospectus.

The Investment Divisions investing in the JNL Institutional Alt 65 Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund have been closed.  Please refer to the contract prospectus for additional information.

Please note that the JNL/AQR Managed Futures Strategy Fund, JNL/Mellon Capital Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund are only available for investment to the JNL/S&P Funds and JNL Alt Funds.

Please note that the JNL/Goldman Sachs Emerging Markets Debt Fund is only available for investment to the JNL Disciplined Funds, JNL/S&P Funds, and JNL Alt Funds.

The JNL/Mellon Capital Utilities Sector Fund is not available as investment option.  However, the Fund is an Underlying Fund in which the JNL/S&P Funds may invest.

APPENDIX B

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The S&P 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, Dow Jones U.S. Select Dividend Index, Dow Jones U.S. Contrarian Opportunities and Dow Jones Brookfield Global Infrastructure Index (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”).  The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and Dow Jones U.S. Contrarian Opportunities Index is a service mark of Dow Jones; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; the foregoing trademarks have been licensed by SPDJI for use.  The JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap index Fund,  JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, and the JNL/Brookfield Global Infrastructure Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).  S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance.  S&P Dow Jones Indices’ only relationship to Jackson or Brookfield Asset Management with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products.  S&P Dow Jones Indices have no obligation to take the needs of Jackson, Brookfield Asset Management or the owners of the Products into consideration in determining, composing or calculating the Indices.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices or Brookfield to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR BROOKFIELD BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

“SPDR” is a registered trademark of Standard & Poor's Financial Services LLC (“S&P Financial Services”) and has been licensed for use by State Street Corporation. Standard & Poor’s and S&P are registered trademarks of S&P Financial Services. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P Financial Services or its affiliates, and S&P Financial Services and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors' rights are described in the prospectus for the applicable product.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund and JNL/S&P 4 Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund:

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment advisor and a wholly owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor’s  Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P,  S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P’s opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees .

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds.  In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services.  In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P.  SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

PROSPECTUS

April 29, 2013

JNL SERIES TRUST

You can find more information about the Trust in:

•
The Trust’s Statement of Additional Information (“SAI”) dated April 29, 2013, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions.  The current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

•
The Trust’s Annual and Semi-Annual Reports to shareholders, which shows the Fund’s actual investments and includes financial statements as of the close of the particular annual or semi-annual period.  The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C.  Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549.  You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

The Trust’s SEC file number is:  811-8894

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2013

JNL SERIES TRUST

This Statement of Additional Information (“SAI”) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Series Trust Prospectus dated April 29, 2013 (“Prospectus”).  Not all Funds described in this SAI may be available for investment in each variable annuity contract or variable life insurance policy offered by Jackson National Life Insurance Company (“JacksonSM”) or Jackson National Life Insurance Company of New York (“Jackson NYSM”). The financial statements of the JNL Series Trust for the period ended December 31, 2012 are incorporated by reference (which means they legally are a part of this SAI) from the Trust’s Annual Report to shareholders.  The Prospectus, SAI and Annual/Semi-Annual Reports may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

Shareholder Communications with Trustees

Shareholders of the Funds can communicate directly with the Board of Trustees (“Trustees”) by writing to the Chair of the Board, Michelle Engler, P.O. Box 30902, Lansing, MI 48909-8402.  Shareholders can communicate directly with an individual trustee by writing to that trustee at P.O. Box 30902, Lansing, MI 48909-8402.  Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

I.    GENERAL INFORMATION AND HISTORY

The JNL Series Trust (“Trust”) is an open-end management investment company organized as a Massachusetts business trust, by a Declaration of Trust dated June 1, 1994.  The Trust offers shares in separate Funds, each with its own investment objective.

II.           MASTER FEEDER STRUCTURE

Certain Funds operate as a “feeder” fund (each a “Feeder Fund”).  A “Feeder” fund is a fund that does not buy investment securities directly; instead, each Feeder Fund invests in a single registered investment company referred to as a “Master Fund.” The Master Fund purchases and manages a pool of investment securities.  Each Feeder Fund’s investment objective and restrictions is the same as its corresponding Master Fund.  Currently, six of the Master Funds are a series of American Funds Insurance Series® (“AFIS,” “American Funds,” or “AFIS Master Funds”).  This structure differs from the other Trust series and other investment companies that invest directly in securities and are actively managed.

Under the master/feeder structure, each Feeder Fund may withdraw its investment in the corresponding Master Fund if the Board determines that it is in the best interest of the Feeder Fund and its shareholders to do so.  The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Feeder Fund in another Fund, having Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) manage the Feeder Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.  Investment of each Feeder Fund’s assets in its corresponding Master Fund is not a fundamental investment policy of any Feeder Fund and a shareholder vote is not required for any Feeder Fund to withdraw its investment from its corresponding Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the AFIS Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Each JNL/American Funds Feeder Fund and its corresponding AFIS Master Fund is listed below:

JNL/American Funds®/ Feeder Fund	AFIS Master Fund
JNL/American Funds® Blue Chip Income and Growth Fund	Blue Chip Income and Growth FundSM (Class 1 shares)
JNL/American Funds Global Bond Fund	Global Bond FundSM (Class 1 shares)
JNL/American Funds Global Small Capitalization Fund	Global Small Capitalization FundSM (Class 1 shares)
JNL/American Funds Growth-Income Fund	Growth-Income FundSM (Class 1 shares)
JNL/American Funds International Fund	International FundSM (Class 1 shares)
JNL/American Funds New World Fund	New World Fund® (Class 1 shares)

Information about the AFIS Master Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the AFIS Master Funds’ SAI.  CRMC is an investment adviser affiliate of Capital Guardian Trust Company, a sub-adviser to the Trust.  The SAI for each AFIS Master Fund is delivered together with this SAI.

  III.   COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES
    (ALL FUNDS EXCEPT FEEDER FUNDS)

THIS SECTION III DESCRIBES COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES APPLICABLE TO ALL FUNDS EXCEPT THE FEEDER FUNDS.  ACCORDINGLY, ALL REFERENCES TO A “FUND” OR THE “FUNDS” IN THIS SECTION DO NOT INCLUDE THE FEEDER FUNDS.  A DESCRIPTION OF INVESTMENT STRATEGIES AND RISKS APPLICABLE TO THE FEEDER FUNDS (THROUGH INVESTMENT IN THE MASTER FUNDS) APPEARS UNDER THE HEADING “CERTAIN INVESTMENT STRATEGIES AND RISKS APPLICABLE TO THE FEEDER FUNDS” BEGINNING ON PAGE  41 OF THIS SAI.

This section describes some of the types of securities and financial instruments a Fund may hold in its portfolio and the various kinds of investment strategies that may be used in day-to-day portfolio management, as well as the risks associated with such investments.  A Fund may invest in the following securities and financial instruments or engage in the following practices to the extent that such securities and practices are consistent with the Fund’s investment objective(s) and policies described in the Prospectus and in this SAI.

Adjustable and Floating Rate Obligations.  A Fund may purchase adjustable or floating rate obligations, including floating rate demand notes and bonds.  The Fund may invest in adjustable or floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security’s interest rate is tied.  The Fund also may purchase adjustable or floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days’ notice.  See also the discussion of “Variable Rate Securities” below.

Alternative Entity Securities.  Companies that are formed as limited partnerships, limited liability companies, business trusts, or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.  These companies may also issue bonds and other fixed-income type securities.

Asset-Backed Securities.  A Fund may invest in asset-backed securities, which include mortgage-backed securities.  Asset-backed securities represent interests in pools of assets which are backed by assets such as, but not exclusively, installment sales contracts, credit card receivables, automobile loans and leases, equipment sales/lease contracts, obligation trusts, commercial and residential mortgages and most are structured as pass-through securities.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities.  The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  A Sub-Adviser considers estimated prepayment rates in calculating the average weighted maturities of the Fund.  Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates.  In the event of a prepayment during a period of declining interest rates, a Fund may be required to invest the unanticipated proceeds at a lower interest rate.  Prepayments during such periods will also limit a Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

Asset-backed securities may be classified as pass-through certificates or collateralized obligations.  Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets.  Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.  Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.  Such assets are most often trade, credit card or automobile receivables.  The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof.  Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided.  As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

If a Fund purchases an asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  However, though the value of an asset-backed security may decline when interest rates rise, the converse is not necessarily true.  As noted above, interest rate changes also affect prepayments, which in turn affect the yield on asset-backed securities.  For these and other reasons, an asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return.  Asset-backed securities may, at times, be illiquid securities.

Auction Rate Securities.  A Fund may invest in auction rate securities, which are debt instruments (corporate or municipal bonds) with long-term nominal maturity for which the interest rate is reset through a dutch auction.  Auction rate securities also refer to a preferred stock for which the dividend is reset through the same process.  In a dutch auction, a broker-dealer submits bids, on behalf of current and prospective investors, to the auction agent.  Based on the submitted bids, the auction agent will set the next interest rate by determining the lowest rate to clear the total outstanding amount of auction rate securities.  The lowest bid rate at which all the securities can be sold at par establishes the interest rate, otherwise known as the “clearing rate.”  This rate is paid on the entire issue for the upcoming period and includes current holders of the auction rate securities.  Investors who bid a minimum rate above the clearing rate receive no securities, while those whose minimum bid rates were at or below the clearing rate receive the clearing rate for the next period.  Auction rate security holders do not have the right to put their securities back to the issuer; as a result, no bank liquidity facility is required.  Auctions are typically held every 7, 28, or 35 days; interest on these securities is paid at the end of each auction period.  Certain types of auction rate securities will auction daily, with a coupon being paid on the first of every month.  Auction rate securities may have less liquidity than comparable debt and equity securities, and may be subject to changes in interest rates, including decreased interest rates.

While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities.  Auction rate securities may be subject to changes in interest rates, including decreased interest rates.  Failed auctions may impair the liquidity of auction rate securities.

Bank Loans, Term Loans, Fixed and Floating Rate Loans, and Participations and Assignments.  A Fund may invest in fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”).  Loans are typically variable-rate loans made by financial institutions to companies that are generally considered to have low credit quality.  Borrowers enter into these Loans to raise capital for a several reasons, including, recapitalizations, debt refinancing, or to make acquisitions.  Loans are called “floating-rate” because the interest paid on the loans adjusts periodically (usually every 30-90 days), based on changes in widely accepted reference rates, such as LIBOR plus a predetermined credit spread over the reference rate.  The Loans are typically classified as senior debt, and are usually collateralized by specific assets, like the borrower’s inventory, receivables or property.  Loans are usually senior to bondholders, preferred stock holders and common stock holders in the borrower’s capital structure.

Loans are arranged through private negotiations between a borrower and one or more lenders (financial institutions).  The lenders are represented by an agent(s) that is typically a commercial or investment bank (each an “Agent Bank,” and collectively, “Agent Banks”).  The Agent Bank originates the Loans and invites other parties (including the Funds) to join the lending syndicate.  Typically, one Agent Bank has the primary responsibility for documentation and administration of the Loan.  Agent Banks are also responsible for negotiating the Loan agreement (“Agreement”), which establishes the terms and conditions of the Loan and the rights of the borrower and lenders.  The Funds rely on the Agent Banks to collect payments of principal and interest on the Loans.  Loan ownership interests are evidenced by the Agreements.  Loans are similar to derivative instruments and private placements; there are no share certificates or notes evidencing ownership.

A Fund may also invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”).  Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower.  A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower.  In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation.  As a result, a Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.  In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.  A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the Sub-Adviser to be creditworthy.  When a Fund purchases Assignments from Lenders, a Fund will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

A Fund may have difficulty disposing of Assignments and Participations, because the market for certain instruments may not be highly liquid, such instruments may be resold only to a limited number of institutional investors.  The lack of a highly liquid secondary market for certain Assignments and Participations may have an adverse impact on the value of such instruments and may have an adverse impact on a Fund’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower, or a change in market conditions.  The Funds currently treat investments in Participations and Assignments as liquid securities, however, certain Assignments and Participations may be illiquid characteristics, and may be reviewed for liquidity by the Funds’ Sub-Advisers in accordance with guidelines established by the Trust’s Board of Trustees.

The JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund may also invest in Loans through the T. Rowe Price Institutional Floating Rate Fund.  The JNL/PPM America Floating Rate Fund invests primarily in Loans.

Bank Capital Securities.  The Funds may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.

Borrowing and Lending.  A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets, except that the JNL/Invesco International Growth Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Small Cap Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Franklin Templeton Small Cap Value Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund each may borrow up to 33 1/3% of their respective total assets.  However, the JNL/JPMorgan MidCap Growth Fund may only borrow up to 5% of its total assets.  To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets.  Notwithstanding the foregoing, the JNL/AQR Managed Futures Strategy Fund, the JNL/Goldman Sachs U.S. Equity Flex Fund and the JNL/Franklin Templeton Mutual Shares Fund may pledge their net assets as collateral to secure the short sales inherent in its investment strategy.  The JNL/Lazard Emerging Markets Fund and the JNL/Goldman Sachs U.S. Equity Flex Fund may borrow for investment purposes to the extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”).

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.”  A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security.  A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects.  In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price.  A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.  Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6)

satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund.  As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings.  Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.

Brady Bonds.  A Fund may invest in Brady Bonds.  Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of Treasury, Nicholas F. Brady (“Brady Plan”).  Brady Plan debt restructurings have been implemented in a number of countries, including:  Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds do not have a long payment history.  Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily in U.S. dollars) and are actively traded in the over-the-counter (“OTC”) secondary market.  Brady Bonds are not considered to be U.S. government securities.  U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds.  Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted to at least one year’s interest payments based on applicable interest rate at that time and is adjusted at regular intervals thereafter.  Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.  Brady Bonds are often viewed as having three or four valuation components:  (1) the collateralized repayment of principal at final maturity; (2) the collateralized interest payments; (3) the uncollateralized interest payments; and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors including residual risk and the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.  There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

Investments in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due in accord with the terms of the debt.

Cash Position.  JNL/Select Money Market Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in up to 397 days that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. A Fund also may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds.  For temporary, defensive purposes, and where purchases and redemptions (cash-flows) require a Fund may invest without limitation in such securities.  This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, rebalances, and serves as a short-term defense during periods of unusual market volatility.

Collateralized Bond Obligations, Collateralized Loan Obligations, and other Collateralized Debt Obligations.  A Fund may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Funds’ Prospectuses (e.g., interest rate risk and default risk), CBOs, CLOs and other CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”).  A Fund may invest in CMOs, which are debt obligations of legal entities that are collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis.  CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the Federal Home Loan Mortgage Company (“FHLMC” or “Freddie Mac”), or the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments.  Actual maturity and average life will depend upon the pre-payment experience of the collateral.  In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates.  Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds.  Proceeds of the CMO bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third party trustee as security for the CMO bonds.  Principal and interest payments from the Collateral are used to pay principal on the CMO bonds in the order A, B, C, Z.  The Series A, B, and C CMO bonds all bear current interest.  Interest on the Series Z CMO bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C CMO bond currently being paid off.  When the Series A, B, and C CMO bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently.  CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common.  For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates.  Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class.  These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.  PACs generally require payments of a specified amount of principal on each payment date.  PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes.  Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience.  These support tranches are subject to a higher level of maturity risk compared to other mortgage-backed securities, and usually provide a higher yield to compensate investors.  If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.  Consistent with a Fund’s investment objectives and policies, Pacific Investment Management Company (“PIMCO”) may invest in various tranches of CMO bonds, including support bonds.

Commercial Paper.  A Fund may invest in commercial paper.  Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.  Commercial paper may have fixed, floating or variable rates, and a maturity of up to 270 days.

Commodities, Commodities Futures, and Commodity Linked Notes.  Certain of the Funds may invest in commodity futures, which are futures agreements on certain commodities or on a commodities index, as well as swaps on commodity futures.  Certain of the Funds may also invest in commodity-linked notes.  Like any other investment, commodities are subject to risk of loss, and the prices and values of commodities move with market and economic conditions.

Besides investment risk, investments in commodities and commodities futures are limited by their tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”).  For example, the purchase or sale of commodity futures contracts generate “qualifying income” for a regulated investment company under Section 851(b)(2) of the Code.  However, the Internal Revenue Service has held that certain commodity linked notes could generate regulated investment companies qualifying income.

A commodity-linked note requires an initial investment by the Fund and provides a return based on a formula referenced to a commodity index or specific commodity.   C ertain Funds will typically invest in commodity linked notes referenced to a particular commodity index.  At maturity, the issuer repays the initial investment to the Fund, plus a return, if any, based on the percentage change increase or decrease (sometimes magnified by a “leverage factor”) of the referenced index or commodity during the investment’s term.  Typically, the issuer is also required to repay or retire the instrument before maturity if the index or commodity declines by a certain amount.  For example, a 15% decline in the referenced commodities index would trigger repayment.  Although these features may moderate a Fund’s exposure to the relevant commodity index or commodity, they do not prevent the Fund from loss if the referenced commodities index or commodity underperforms.  A Fund may lose money investing in commodity linked notes.

The JNL/Ivy Asset Strategy Fund may invest directly in precious metals, including, gold, as well as other commodity derivatives.  The JNL/BlackRock Commodity Securities Strategy Fund, the JNL/PIMCO Total Return Bond Fund and the JNL/PIMCO Real Return Fund may invest in commodity linked notes and other commodity derivatives.  The JNL/AQR Managed Futures Strategy Fund may invest in commodity futures, swaps on commodity futures and other commodity derivatives.

Contracts for Difference (“CFDs”). The JNL/Morgan Stanley Mid Cap Growth Fund may invest in CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the JNL/Morgan Stanley Mid Cap Growth Fund buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the JNL/Morgan Stanley Mid Cap Growth Fund ’s shares, may be reduced. The JNL/Morgan Stanley Mid Cap Growth Fund will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

Convertible and Exchangeable Securities.  Each Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.

A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.  A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable.  Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions.  The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset.  However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price.  If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when believed that such a combination may better achieve a Fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.

A Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Fund in turn assumes credit risk associated with the convertible note.

Corporate Bonds.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Corporate Reorganizations affecting securities held by the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund.  If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger promptly and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages. If two portfolio companies in the same benchmark merge, the Fund will keep the resulting company in the portfolio in accordance with the combined weighting of the 2 companies prior to the merger. At the time of stock selection, a security may be removed from the stock selection universe if there is a pending acquisition or reorganization that is likely to be completed shortly after the stock selection date.

Custodial Receipts and Trust Certificates.  The Funds may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government Securities, municipal securities or other types of securities in which the Funds may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities law purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the Funds will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Funds may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate the Funds would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Funds could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Funds may be subject to delays, expenses and risks that are greater than those that would have been involved if the Funds had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of Fixed Income Instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.  At times, custodial receipts and trust certificates may be considered illiquid securities.

Depositary Receipts. American depositary receipts (“ADRs”) typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  European depositary receipts (“EDRs”) and Global depositary receipts (“GDRs”) typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, depositary receipts in registered form are intended for use in the U.S. securities markets, while depositary receipts in bearer form are intended for use in securities markets outside the U.S. Depositary receipts may or may not be denominated in the same currency as the underlying securities which they represent.

Depositary receipts may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and un-sponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program.  To the extent a Fund invests in depositary receipts of an un-sponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.

Depositary receipts involve many of the same risks as direct investments in foreign securities, described herein.

Derivative Instruments.  A Fund may, but is not required to, use derivative instruments for risk management purposes and as a part its investment strategies.  Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices (a “reference instrument”) and may relate to stocks, bonds, interest rates, currencies, commodities or related indices.  Derivative instruments allow a Fund to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument.

Derivative instruments may be used for “hedging,” which means that they may be used when the sub-adviser seeks to protect a Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations or other market factors.  Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of a Fund’s portfolio investments and/or enhance total return.  However, derivative instruments are used, their successful use is not assured and will depend upon the respective sub-adviser’s ability to gauge relevant market movements.  See “Futures, Options, and Derivative Instruments in the “Additional Risk Considerations” section herein.

Diversification.  Certain of the Funds are diversified companies, as such term is defined under the 1940 Act.  A Fund that is a diversified company under the 1940 Act will have at least 75% of the value of its total assets represented by the following:

●	Cash and cash items (including receivables);
●	Government securities;
●	Securities of other investment companies; and
●	Other securities limited in respect to any one issuer to not more than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

These percentage limitations are measured at the time that a Fund acquires a security, and a Fund will not lose its diversification status if the Fund’s holdings exceed these percentages because of post-acquisition changes in security prices.

Equity Linked Derivatives.  Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts (“SPDRs”), World Equity Benchmark Series (“WEBs”), NASDAQ 100 tracking shares (“QQQs”), Dow Jones Industrial Average Instruments (“DIAMONDS”) and Optimized Portfolios As Listed Securities (“OPALS”). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See “Investment Companies” in this section.

Equity Securities.  The Funds may also invest directly in equity securities.  Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer.

Common stock generally takes the form of shares in a corporation.  The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services.  A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.  The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock.  For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.  Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.  Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks.  The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer.  In addition to common stock, equity securities may include preferred stock, convertible securities and warrants, which are discussed elsewhere in the Prospectuses and this Statement of Additional Information.

Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees.   The risks of equity securities are generally magnified in the case of equity investments in distressed companies.

Equity Swaps.  Equity swap contracts offer an opportunity to invest in a market without owning or taking physical custody of securities.  The counterparty to an equity swap contract typically will be a bank, investment banking firm or broker-dealer.  The counterparty generally will agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in specified equity securities, plus the dividends that would have been received on those equity securities.  The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such equity securities.  Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the equity securities less the interest paid by the Fund on the notional amount.

A Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  Payments may be made at the conclusion of an equity swap contract or periodically during its term.  Equity swaps do not involve the delivery of securities or other underlying assets.  Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that are contractually obligated to be made.  If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.  The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).  Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Fund will not treat them as being subject to the Funds’ restrictions on borrowing or investing in senior securities.

Event-Linked Bonds.  A Fund may invest in event-linked bonds, which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon.  They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities.  If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond.  If no trigger event occurs, the Fund will recover its principal plus interest.  For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses.  Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  An extension of maturity may increase volatility.  Event-linked bonds also may expose a Fund to certain unanticipated risks including issuer (credit) risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risks.

Event-linked bonds are a relatively new type of financial instrument.  As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop.  Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so.  Event-linked bonds are typically rated, and a Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, each known as a member state. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).

The global economic crisis that began in 2008 has caused severe financial difficulties for many EU countries, pushing some EU countries to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Recovery from the crisis has been challenged by high unemployment and budget deficits as well as by weaknesses in sovereign debt issued by Greece, Spain, Portugal, the Republic of Ireland, Italy and other EU countries. The sovereign debt of several of these countries has been downgraded in 2012 and many remain subject to further downgrades, which may have a negative effect on European and non-European banks that have significant exposure to sovereign debt. Since 2010, several countries, including Greece, Italy, Spain, the Republic of Ireland and Portugal, agreed to multi-year bailout loans from the ECB, the International Monetary Fund, and other institutions. To address budget deficits and public debt concerns, a number of European countries have imposed strict austerity measures and comprehensive financial and labor market reforms. In the wake of the crisis, EU countries will need to make economic and political decisions in order to restore economies to sustainable growth. While a number of initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU, greater regulation is expected but the exact nature and effect of this regulation is still unknown.

Some EU countries may continue to be dependent on assistance from the ECB, the International Monetary Fund, or other governments and institutions. Such assistance could depend on a country’s implementation of reforms or attainment of a certain level of performance. Failure by one or more EU countries to reach those objectives or an insufficient level of assistance could result in a deeper or prolonged economic downturn, which could have a significant adverse effect on the value of investments in European countries. By adopting the euro, a member country relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU and may be limited to some degree from implementing their own economic policies. The euro may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally.

Additionally, it is possible that EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably.

Exchange-Traded Funds. Investments in investment companies may include shares of exchange-traded funds ( “ETFs”), which are designed to provide investment results generally corresponding to a securities index. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by each Portfolio. Moreover, a Portfolio’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.  See “Investment Companies” in this section.

Fixed-Income Securities.  A Fund may invest in fixed-income securities of companies that meet the investment criteria for the Fund.  In general, fixed income securities represent a loan on money by the purchaser to the issuer.  A fixed income security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain period of time or at a specified date, called “maturity.”  The security issuer typically must meet its obligations associated with its outstanding fixed income securities before it may declare or pay any dividend to holders of its equity securities, and may also be obliged under the terms of its fixed income securities to maintain certain measures of financial condition.  Bonds, notes and commercial paper are typical types of fixed income securities, differing in the length of the issuer’s repayment schedule.

The price of fixed-income securities fluctuates with changes in interest rates and in response to changes in the financial condition of the issuer.  The value of fixed income securities generally rises when interest rates fall, and fall when interest rates rise.  Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

Foreign Currency Transactions.  A Fund that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options, forward currency contracts, foreign currency futures contracts, and related options (see “Futures, Options, and Derivative Instruments” in the “Additional Risk Considerations” section herein), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts.  A Fund may engage in these transactions for a number of reasons, including, to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, to gain exposure to certain countries, and to enhance return.  A Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.  Such transactions may be effected on non-U.S. dollar denominated instruments owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund.  Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.

A forward foreign currency contract is an obligation to purchase or sell a specific currency or multinational currency unit at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract), which is individually negotiated and privately traded by currency traders and their customers in the interbank market.  A Fund may either accept or make delivery of the currency specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.  Forward currency contracts may also be cash settled (sometimes referred to as non-deliverable), and a Fund may not actually deliver or take delivery of a foreign currency.  Closing transactions with respect to forward contracts are usually effected with the counter-party to the original forward contract.

On July 21, 2010, the President signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Reform Act”). Under the Reform Act, the Commodity Futures Trading Commission (“CFTC”) has regulatory authority over “swaps,” which include foreign currency swaps and forwards unless the Secretary of the U.S. Treasury makes a determination that such instruments should not be considered swaps. As such, a Fund’s ability to utilize forward contracts in the manner set forth above may be restricted by CFTC regulations. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities that are denominated in a particular currency and currencies bought or sold in the forward contracts entered into by a Fund. This imperfect correlation may cause a Fund to sustain losses that will prevent a Fund from achieving a complete hedge or expose a Fund to risk of foreign exchange loss.

Forward foreign currency contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to gain exposure to a particular foreign currency or currencies as a part of its investment strategy.  Although forwards used for hedging purposes are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.  In addition to being used by a Fund to gain exposure to a particular foreign currency or to enhance the Fund’s return, forwards may be used to adjust the foreign exchange exposure of a Fund and a Fund might be expected to enter into such contracts under the following circumstances:

Lock In.  When a Fund desires to fix the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency, the Fund will ‘lock in’ the exchange rate.  If a foreign currency is expected to become more expensive in U.S. dollar terms, a Fund could lock in the exchange rate today for a transfer that needs to occur in the future, thereby protecting against exchange rate movements.

Cross Hedge.  If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of a Fund’s portfolio holdings denominated in the currency sold.

Direct Hedge.  If a Fund wants to a eliminate substantially all of the risk of owning a particular currency, or if the Sub-Adviser expects that a Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar.  In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract.  The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the security.

Proxy Hedge.  A Fund might choose to use a “proxy” hedge, which may be less costly than a direct hedge.  In this case, a Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated.  Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding.  This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Foreign Securities. A Fund may invest in foreign securities.  Investors should realize that investing in foreign securities involves certain special considerations that typically are not associated with investing in U.S. securities.  These include non-U.S. dollar-denominated securities traded principally outside the U.S. and U.S. dollar-denominated securities traded in the U.S. (such as ADRs).  Such investments increase a Fund’s diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value).  In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees.  Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

Currency Risk. The value of the Fund’s foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States’ economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.

Regulatory Risk. Foreign companies are not registered with the U.S. Securities and Exchange Commission (“SEC”) and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.

Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

Risk of Developing (Emerging Market) Countries. Certain of the Funds may invest in securities of developing (emerging market) countries, including foreign markets.  While subject to reasonable interpretation, developing countries are generally those countries which are not included in the MSCI World Index. Each Fund considers various factors when determining whether a company is in a developing country, including whether: (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an OTC market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments.

Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments.

Futures and Options.  Futures contracts are often used to manage risk because they enable the investor to buy or sell an asset in the future at an agreed upon price.  Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future.  A Fund may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets.  A Fund may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. government securities, foreign government securities or equity or fixed-income securities. A Fund may buy or sell “regulated” futures contracts that are traded on U.S. exchanges, as well as standardized futures contracts that are traded on foreign exchanges or boards of trade, or non-standardized instruments traded in U.S. or foreign OTC or inter-dealer markets.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund’s total return; and the potential loss from the use of futures can exceed the Fund’s initial investment in such contracts.  These instruments may also be used for non-hedging purposes such as increasing a Fund’s income.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).

The Commodity Futures Trading Commission (“CFTC”) recently adopted amendments to Rule 4.5 under the Commodity Exchange Act (“CEA”) that significantly limit the ability of certain regulated entities, including registered investment companies and their advisers and sub-advisers, such as the Funds of the Trust, JNAM and the Sub-Advisers, to rely on an exclusion from registration with the National Futures Association (“NFA”) as a commodity pool operator (“CPO”).  The exclusion from Rule 4.5 previously allowed registered investment companies to engage in unlimited transactions involving futures contracts. However, under amended Rule 4.5, the adviser to a registered investment company can claim exclusion from registration as a CPO only if the fund uses futures contracts solely for “bona fide hedging purposes,” or limits its use of futures contracts for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions with respect to futures contracts do not exceed 5% of the liquidation value of the registered investment company’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the registered investment company’s portfolio (taking into account unrealized profits and unrealized losses on any such positions).

JNAM is currently registered with the NFA as a CPO and will act as a CPO with respect to the operation of certain of its funds that qualify as “commodity pools” under and pursuant to the CEA.  Certain sub-advisers may also be required to register, or may already be registered, as a commodity trading adviser (“CTA”).  Registration as a CPO or CTA each entails a variety of regulatory obligations.  The impact of these new requirements on JNAM and the qualifying commodity pools is uncertain at this time.  However, the new requirements will cause the commodity pools to incur additional regulatory compliance and reporting expenses, since they will be subject to dual registration by the CFTC and the U.S. Securities and Exchange Commission (“SEC”).  The effects of these regulatory changes could reduce the investment returns or harm the commodity pool’s ability to implement its investment strategy. In that event, the Board may determine to reorganize or close the commodity pool or materially change the commodity pool’s investment objective and strategies.

High-Yield Bonds and Securities of Distressed Companies.  Investments in securities rated below investment grade that are eligible for purchase by certain of the Funds are described as “speculative” by Moody’s, S&P and Fitch.  Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.  Securities of distressed companies include both debt and equity securities.  High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Issuer of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful.  Analysis of the creditworthiness of issuers of debt securities that are high yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.

High yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities.  The prices of these securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in prices of high yield securities and debt securities of distressed companies because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds, by investing in such securities, may incur additional expenses to seek recovery of their respective investments.  In the case of securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.  The respective sub-advisers seek to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The secondary market on which high yield and distressed company securities are traded may be less liquid than the market for higher grade securities.  Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield or distressed company security, and could adversely affect the daily net asset value of the shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield and distressed company securities, especially in a thinly-traded market.  When secondary markets for high yield and distressed company securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.  The respective sub-advisers seekto minimize the risks of investing in all securities through diversification, in-depth analysis and attention to current market developments.

The use of credit ratings as the sole method of evaluating high yield securities and debt securities of distressed companies can involve certain risks.  For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security.  Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.  Each of the Sub-Advisers does not rely solely on credit ratings when selecting debt securities for a Fund, and develops its own independent analysis of issuer credit quality.  If a credit rating agency changes the rating of a debt security held by a Fund, the Fund may retain the security if the Sub-Adviser deems it in the best interest of shareholders.

Hybrid Instruments.  A Fund may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument.  Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or equity securities index.  Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Illiquid Securities. A Fund may hold illiquid investments.  Illiquid investments are generally investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the price at which they are valued.  Illiquid investments generally include: repurchase agreements with remaining maturities in excess of seven days; securities for which market quotations are not readily available; certain loan participation interests; fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits); and restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of 1933, as amended (“1933 Act”)) not determined to be liquid in accord with guidelines established by the Trust’s Board; OTC options and derivative instruments, and, in certain instances, their underlying collateral.  See the description of the Funds’ investment restrictions herein for more information about the Funds’ policies with respect to investments in illiquid securities.

Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds’ shares.

Certain of the Funds may invest up to 15% (5% of total assets for money market funds, under amendments to Rule 2a-7 under the 1940 Act) of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

Inflation-Indexed Bonds.  A Fund may purchase inflation-indexed bonds.  Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.  Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time.  The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation.

Inflation-indexed securities issued by the U.S. Treasury (typically referred to as “TIPS”) have maturities of five (5), ten (10), and thirty (30) years, although it is anticipated that securities with other maturities may be issued in the future.  The securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed, and will fluctuate.  The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

The periodic adjustment of U.S. inflation-index bonds is tied to the Consumer Price Index (“CPI”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Initial Public Offerings (“IPOs”).  The Funds may purchase securities in IPOs.  These securities are subject to many of the same risks as investing in companies with smaller market capitalizations.  Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.  The prices of securities sold in IPOs may be highly volatile.  At any particular time, or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund.  In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs.  Similarly, as the number of Funds which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease.  The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so.  Investments in IPOs may have a disparate impact on a small fund.  In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Installment Receipts.  Installment receipts are viewed as new issues of stock sold with the obligation that buyers will pay the issue price in a series of installment payments instead of one lump sum payment. The buyer usually pays a deposit upon settlement, normally one-half the issue price of the shares, with the balance to be paid in one year.

Investment Companies.   A Fund may invest in other investment companies, including other Funds of the Trust, to the extent permitted under the 1940 Act, including unaffiliated money market funds.  A Fund may invest cash balances in shares of investment companies, including other Funds of the Trust, which are money market funds managed by the Trust’s investment adviser or its affiliates.  As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

A Fund may also invest, without limitation, in affiliated and unaffiliated money market funds in accordance with Rule 12d1-1 under the 1940 Act (see “Cash Position”).

The JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, and JNL/T. Rowe Price Value Fund may also invest in shares of the T. Rowe Price Institutional Floating Rate Fund (“TRP Floating Rate Fund”), consistent with each Fund’s investment objective and policies.  The TRP Floating Rate Fund is a series of TRP Institutional Income Funds, Inc., registered as an investment company under the 1940 Act.  The investment objective of the TRP Floating Rate Fund is high current income and secondarily, capital appreciation.  The TRP Floating Rate Fund invests at least 80% of its net assets in floating rate loans and other floating rate debt instruments.  In order to prevent paying duplicate management fees to T. Rowe Price Associates, Inc., the value of shares of the TRP Floating Rate Fund held in a Fund’s portfolio will be excluded from the Fund’s total assets in calculating the sub-advisory fees payable to T. Rowe Price.

Listed Private Equity Companies.  In addition to the risks associated with the Fund’s direct investments in “Listed Private Equity Companies” (“LPEs”), the Fund is also subject to the risks, which affect the underlying companies owned by the LPEs.  As a result, LPEs are subject various additional risks, depending on their underlying investments, which could include, but are not limited to, management risk, small company risk, additional liquidity risk, valuation risk, sector risks, non-U.S. security risk, currency risk, credit risk, managed portfolio risk, and derivatives risk.

There are inherent risks in investing in LPEs, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to the underlying companies.  Most of the underlying companies are privately – held companies.  Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision when investing in LPEs.

LPEs may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings.  A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

Investments in LPEs may also cause the Fund(s) to indirectly incur higher expenses.  In certain instances, a LPE will be considered an investment company.  In such instances, the applicable expenses of the LPE are considered as part of the acquired fund fee disclosure in the expense table.

Mortgage-Related Securities.  A Fund may invest in mortgage-related securities.  Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial bankers and others.  Pools or mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.  The mortgages may be of a variety of types, including adjustable rate, conventional 30-year, fixed-rate, graduated payment, and 15-year.  The mortgages underlying the securities may also reflect credit quality differences (e.g. sub-prime mortgages).  Principal and interest payments made on the mortgages in the underlying mortgage pool of a mortgage-related security held by a Fund are passed through to the Fund.  This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities’ weighted average life and may raise or lower their total return.  (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund.  This principal is returned to the Fund at par.  As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments. Conversely, if a mortgage security is trading at a premium, its total return would be decreased by prepayments.).  The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.  In the case of privately-issued mortgage-related and asset-backed securities, the Funds take the position that such instruments do not represent interests in any particular industry or group of industries.

Mortgage Dollar Rolls and U.S. Treasury Rolls. A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which the Fund maintains an offsetting cash or cash equivalent position which matures on or before the forward repurchase settlement date of the dollar roll transaction.  At the time a Fund enters into a “covered roll,” it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. government securities or other liquid assets equal in value to its repurchase obligation and, accordingly, such dollar rolls will not be considered borrowings (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).  Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.  In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

In a U.S. Treasury roll, a Fund sells U.S. Treasury securities and buys back “when issued” U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the “when issued” U.S. Treasury security.  A Fund might enter into this type of transaction to (i) incrementally adjust the average maturity of its portfolio (which otherwise would constantly decrease with the passage of time), or (ii) increase the interest yield on its portfolio by extending the average maturity of the portfolio.  During the period before the settlement date of a U.S. Treasury roll, the Fund continues to earn interest on the securities it is selling, but does not earn interest on the securities it is purchasing until after the settlement date.  A Fund could suffer an opportunity loss if the counter-party to the roll transaction failed to perform its obligations on the settlement date, and if market conditions changed adversely between the date of the transaction and the date of settlement.  However, to minimize this risk, the Funds intend to enter into U.S. Treasury roll transactions only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

Municipal Bonds. A Fund may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities, including Build America Bonds. Build America Bonds are tax credit bonds created by the American Recovery and Reinvestment Act of 2009 (the “Recovery Act”), which authorizes state and local governments to issue Build America Bonds as taxable bonds in 2009 and 2010, without volume limitations, to finance any capital expenditures for which such issuers could otherwise issue traditional tax-exempt bonds. State and local governments may receive a direct federal subsidy payment for a portion of their borrowing costs on Build America Bonds equal to 35% of the total coupon interest paid to investors. The state or local government issuer can elect to either take the federal subsidy or pass the 35% tax credit along to bondholders. The Fund’s investments in Build America Bonds will result in taxable income and the Fund may elect to pass through to shareholders the corresponding tax credits. Build America Bonds involve similar risks as Municipal Bonds, including credit and market risk. In particular, should a Build America Bond’s issuer fail to continue to meet the applicable requirements imposed on the bonds as provided by the Recovery Act, it is possible that such issuer may not receive federal cash subsidy payments, impairing the issuer’s ability to make scheduled interest payments.  They are intended to assist state and local governments in financing capital projects at lower borrowing costs and are likely to attract a broader group of investors than tax-exempt Municipal Bonds. For example, taxable funds, including the JNL/PIMCO Total Return Fund, may choose to invest in Build America Bonds. Although Build America Bonds are only authorized for 2009 and 2010, the program may result in reduced issuance of tax-exempt Municipal Bonds.  The Build American Bond program may also be terminated by U.S. Congress and the 35% tax credit may be reduced.  The Build America Bond program expired on December 31, 2010, at which point no further issuance was permitted, unless the program is renewed by Congress at a future date.  As of December 31, 2012, there is no indication that Congress will renew the program.

Passive Foreign Investment Companies. A Fund may purchase the securities of passive foreign investment companies.  A passive foreign investment company, in general, is a foreign corporation of which either at least 75% of its income is passive or an average of at least 50% of its assets produce, or are held for the production of, passive income.  In addition to bearing their proportionate share of the Trust’s annual operating expenses, shareholders will also indirectly bear similar expenses of such investment companies.

Payment-In-Kind Securities. PIK securities may be treated as restricted securities, and may be considered private placements.  Subject to its investment policies and restrictions, a Fund may invest in payment-in-kind (“PIK”) securities.

PIK securities are securities that contain provisions that allow an issuer, at its discretion, to make current interest payments either in cash or in the form of additional securities.  These instruments may be valued at a deep discount from the face amount.  Interest received in the form of additional securities is recorded as interest income.  Current federal income tax law requires the holder of certain PIK securities to accrue income with respect to these securities prior to the receipt of cash payments.  Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute cash attributable to income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

It is possible that by effectively increasing the principal balance payable to a Fund or deferring cash payment of such interest until maturity, the use of PIK features will increase the risk that such amounts will become uncollectible when due and payable.  Prices of PIK securities may be more sensitive to changes in the issuer’s financial condition, fluctuations in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative than are securities that pay interest periodically in cash.  Investments in PIK securities may be illiquid or restricted, making it difficult for a Fund to dispose of them or to determine their current value.

Restricted securities that have not been registered are generally referred to as private placements and are purchased directly from the issuer or in the secondary market and are usually not listed on an exchange nor traded in other established markets.  Such securities are restricted as to disposition and generally are sold to institutional investors.  Certain of the Funds’ investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks than investments in the securities of more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

As a result of the absence of a public trading market, privately placed securities and other restricted securities may be less liquid and more difficult to value than publicly-traded securities.  As relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions or adverse changes in the issuer’s financial condition, a Fund could have difficulty selling them when a Sub-Adviser believes it advisable to do so.  To the extent that restricted securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than the fair market value.

In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if the securities were publicly traded.  As a result, a Fund may be less able to predict a loss.  In making investments in such securities, a Fund may obtain access to material non-public information, which may restrict a Fund’s ability to conduct portfolio transactions in such securities.  A Fund may also take a minority interest in a privately offered security, which may limit a Fund’s ability to protect shareholders interests in connection with corporate actions by the privately held company.

Portfolio Turnover.  A Fund may engage in short-term transactions if such transactions further its investment objective.  A Fund may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains.  The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities.  Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests.  Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Precious Metal-Related Securities.  Certain Funds may invest in the equity securities of companies that explore for, extract, process or deal in precious metals, i.e., gold, silver and platinum, and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability.  Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies which, in turn, may affect adversely the financial condition of such companies.

Certain Funds may also invest in exchange-traded funds, debt securities, preferred stock or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some precious metals such as gold bullion. These securities are referred to herein as “asset-based securities.”  While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which a Fund may invest may bear interest or pay preferred dividends at below market (or even at relatively nominal rates). As an example, assume gold is selling at a market price of $300 per ounce and an issuer sells a $1,000 face amount gold-related note with a seven year maturity, payable at maturity at the greater of either $1,000 in cash or the then market price of three ounces of gold. If at maturity, the market price of gold is $400 per ounce, the amount payable on the note would be $1,200. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because a Fund presently does not intend to invest directly in natural resource assets, the Fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

Preferred Stock.  Each Fund may invest in preferred stock.  Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.  Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return.  Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities.  In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.  Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Private Placements.  A Fund may invest in “Private Placements,” which are securities exempt from registration under the 1933 Act, and state securities laws.  Private Placements are typically offered to institutional investors, such as the Funds, and are used by the companies offering such securities to raise capital.  Private Placements may be debt or equity securities.  There is generally no secondary market for Private Placement securities, and as such, Private Placements are generally treated as illiquid securities and subject to limitations on investments in illiquid securities (see “Illiquid Securities” and “Rule 144A Securities and Section 4(2) Paper” herein).  Many companies issuing Private Placements are unseasoned companies and Private Placements involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited financial resources.  There is no guarantee that securities issued through Private Placements will retain their value, and a Fund could lose money investing in such securities.

Private Investments in Public Equity. A Portfolio may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class (“private investments in public equity” or “PIPES”). Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Portfolio cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

As a general matter, a Portfolio may not invest more than 15% of its net assets in illiquid securities, such as securities for which there is not a readily available secondary market or securities that are restricted from sale to the public without registration. However, certain Restricted Securities can be offered and sold to qualified institutional buyers under Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “1933 Act”), and may be deemed to be liquid under guidelines adopted by the Fund’s Board of Trustees. The Portfolios may invest without limit in liquid Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

Real Estate Investment Trusts (“REITs”). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Repurchase Agreements and Reverse Repurchase Agreements.  A Fund may invest in repurchase or reverse repurchase agreements.  A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller (generally by a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand.  This technique offers a method of earning income on idle cash.  A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security.  A Fund will only enter into repurchase agreements that are fully collateralized.  For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

The Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects:  (1) the agreement has no set maturity, but instead matures upon 24 hours’ notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement.  In addition, a Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price.  Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

Rule 144A Securities and Section 4(2) Paper.  Rule 144A securities and Section 4(2) Paper are securities which, while privately placed, are eligible for purchase and resale pursuant to Section 4(2) of the 1933 Act and Rule 144A thereunder, and state securities laws. Rule 144A and Section 4(2) permit certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act.  The Sub-Advisers, under the supervision of the Board and in accordance with guidelines approved by the Board, will consider whether securities purchased under Rule 144A and/or Section 4(2) are illiquid and thus subject to the Funds’ restriction on investment in illiquid securities. Determination of whether a Rule 144A or Section 4(2) security is liquid or not is a question of fact.  In making this determination the Sub-Advisers may consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A or Section 4(2) security. In addition, the Sub-Advisers may also consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The Sub-Advisers will also monitor the liquidity of Rule 144A and Section 4(2) securities and, if as a result of changed conditions, the Sub-Advisers determines that a Rule 144A or Section 4(2) security is no longer liquid, the Sub-Advisers will review a Fund’s holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A or Section 4(2) securities could increase the amount of each Fund’s investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Securities Lending.  The Fund’s Board has approved each Fund’s participation in a securities lending program.  Under the securities lending program, the Funds have retained JPMorgan Chase Bank, N.A. to serve as the securities lending agent.  JPMorgan Chase Bank, N.A. is an affiliate of the Sub-Adviser to certain Funds (J.P. Morgan Investment Management Inc.) and serves as the Funds’ custodian.  A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned.  The Funds’ Board of Trustees will periodically review information on the Funds’ securities lending program.

Lending portfolio securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities.  The borrower of a Fund’s portfolio securities must deposit acceptable collateral with the Fund’s custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends.  Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines.

A Fund may reinvest any cash collateral in money market investments or other investments subject to guidelines approved by the Adviser and the Board of Trustees.  The cash collateral investments are not guaranteed, and may lose money.  A Fund retains authority to terminate any of its loans at any time.  A Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund’s interest.

In the event of bankruptcy or other default of the borrower, a Fund may be unable to recover the loaned securities or could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while a Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The net securities lending revenue is shared by the lending agent and the Funds.  The Funds retain 100% of their portion after the split.  The securities lending revenue “split” between the Funds and the lending agent was determined based on the Adviser’s review of competitive industry information. The Adviser and the Funds’ Board will periodically review the “split” between the lending agent and the Funds.

Short Sales.  Certain of the Funds may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of a Fund; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments.  A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale of a security , it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

The Funds may invest pursuant to a risk arbitrage strategy to take advantage of a perceived relationship between the value of two securities.  Frequently, a risk arbitrage strategy involves the short sale of a security.

To the extent that a Fund engages in short sales of securities , it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Sub-Adviser determines to be liquid and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security.  A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.  The Funds will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder.  To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

A Fund may also take a short position in a derivative instrument, such as a future, forward or swap.  A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument.

The Funds will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder.  To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Short-Term Corporate Debt Securities.  A Fund may invest in short-term corporate debt securities.  These are non-convertible corporate debt securities (e.g., bonds, debentures or notes) which have one year or less remaining to maturity.  Short-term corporate debt securities may have fixed, variable, or floating rates.

Short-Term Funding Agreements.  Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets will be invested in short-term funding agreements and other illiquid securities.

Standard & Poor’s Depositary Receipts (“SPDRs ® ”).  SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust that has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”).  The SPDR Trust is sponsored by a subsidiary of the American Stock Exchange.  SPDRs may be used for several reasons including but not limited to facilitating the handling of cash flows or trading or reducing transaction costs.  The use of SPDRs would introduce additional risk to a Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.  SPDR’s are commonly referred to as ETFs.

Stripped Mortgage-Backed Securities (“SMBS”).  A Fund may purchase SMBS, which may be considered derivative mortgage-backed securities. SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.  If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Structured Products.  The Funds may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives.  For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract.  Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”).  The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark.  An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level.  Such a structured product would be a combination of a bond and a call option on oil.

Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return.  Structured products may not bear interest or pay dividends.  The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product.  Under certain conditions, the redemption value of a structured product could be zero.  Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product.  These risks may cause significant fluctuations in the net asset value of the Fund.

Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets.  For example, a Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available.  Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security.  However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.  For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based.  If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the trust. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act.  Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Commodity-Linked Notes. Certain structured products may provide exposure to the commodities markets.  These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments.  Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics.  A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.  The Funds will only invest in commodity-linked structured products that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Supranational Agency Securities.  A Fund may invest in securities issued or guaranteed by certain supranational entities, such as the International Development Bank or International Monetary Fund.

Special Situations.  A Fund may invest in “special situations.”  A special situation arises when, in the opinion of the Fund’s investment Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Swap Agreements. A Fund may enter into interest rate, total return, credit default, indices (including but not limited to credit default, commercial mortgage-backed securities and other similar indices), spread-lock, credit-linked notes (with embedded swaps) and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. Each Fund may also enter into options on swap agreements , swaps on futures contracts and other types of swaps agreements. These transactions are entered into an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.  In addition, the Fund may enter into such transactions to manage certain risks and to implement investment strategies in a more efficient manner.  Swap agreements are typically two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  Forms of swap agreements include interest rate “caps,” under which, in return for premium, one party agrees to make payments to the other to the extent that interest rates rise above a specified rate; interest rate “floors,” under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate; and interest rate “collars,” under which a party sells a “cap” and purchases a “floor” or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum values.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (“net amount”).  A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty may be covered by the segregation of assets (or review of “cover”) determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio.  The Fund may also collateralize the net amounts under a swap agreement by delivering or receiving cash and securities if exposures exceed certain minimum thresholds.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the 1940 Act’s restriction concerning issuance by a Fund of senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective of total return will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Because they are primarily two party contracts and because they may have remaining terms of greater than seven days, swap agreements may be construed to be illiquid.  Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.  Certain restrictions imposed on the Fund by the Code may limit the Fund’s ability to use swap agreements.  It is possible that developments in the swaps market, including with respect to current and potential government regulation, could adversely affect a Fund’s ability to enter into, or terminate existing , swap agreements or to realize amounts to be received under such agreements.

For purposes of applying the Funds’ investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Funds at market value.  In the case of a credit default swap, however, in applying certain of the Funds’ investment policies and restrictions the Fund will generally value the credit default swap at its notional or full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Funds’ other investment policies and restrictions and for calculating net asset value (“NAV”).   For example, a Fund may value credit default swaps at full exposure value for the purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement.  In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap.   The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

A Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment (premium payment) and recover nothing. However, if an event of default occurs and the counterparty fulfills its payment obligation under the swap agreement, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the Fund (if the seller) must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

Trade claims.  The JNL/Franklin Templeton Small Cap Value Fund and JNL/Franklin Templeton Mutual Shares Fund may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed. Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments. For buyers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer’s financial position improve. Trade claims are generally liquid, as there is a secondary market. An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors. At the present time, however, each Fund intends to limit these investments to no more than 5% of its net assets.

Trust Preferred Securities.  The JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Goldman Sachs Core Plus Bond Fund, the JNL/PIMCO Real Return Fund, and the JNL/PIMCO Total Return Bond Fund may invest in trust preferred securities.  Trust preferred securities have the characteristics of both subordinated debt and preferred stock.  Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company.  The financial institution creates the trust and owns the trust’s common securities.  The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution.  The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt.  The trust uses the funds received to make dividend payments to the holders of the trust preferred securities.  The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer.  Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value.  Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution.  The market value of trust preferred securities may be more volatile than those of conventional debt securities.  Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale.  There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings.  In identifying the risks of the trust preferred securities, the Sub-Adviser will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities.  If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Fund.

Unseasoned Issuers. Investments in the equity securities of companies having less than three (3) years’ continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. Government Securities .  A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. government securities”) in pursuit of its investment objective, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government.  Not all U.S. government securities are backed by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years).  All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Fannie Mae © , the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Ginnie Mae®, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks the Freddie Mac©, the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae © ”).

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae © and Freddie Mac ® had been placed in conservatorship.  Since that time, Fannie Mae © and Freddie Mac ® have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”).  The FHFA and the U.S. Treasury (through its agreement to purchase Fannie Mae © and Freddie Mac ® preferred stock) have imposed strict limits on the size of their mortgage portfolios.  While the MBS purchase programs ended in 2010, the U.S. Treasury continues its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012.  While the U.S. Treasury is committed to offset negative equity at Fannie Mae © and Freddie Mac ® through its preferred stock purchases through 2012, no assurance can be given that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that Fannie Mae © and Freddie Mac ®

will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date.

In addition, the problems faced by Fannie Mae © and Freddie Mac ® , resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans.  The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down Fannie Mae © and Freddie Mac ® by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio.  From the end of 2007 through the second quarter of 2012, the Fannie Mae ® and Freddie Mac ® required U.S. Treasury support of approximately $187 billion through draws under the preferred stock purchase agreements.  However, they have repaid approximately $46 billion in dividends.  Both Fannie Mae ® and Freddie Mac ® ended the second quarter of 2012 with positive net worth, and as a result, neither required a draw from the U.S. Treasury. Serious discussions among policymakers continue, however, as to whether Fannie Mae © and Freddie Mac ® should be nationalized, privatized, restructured, or eliminated altogether.  Fannie Mae © and Freddie Mac ® also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.  Importantly, the future of Fannie Mae © and Freddie Mac ® is in question as the U.S. Government considers multiple options.

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation.  Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. government securities generally varies inversely with changes in the market interest rates.  An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

Variable Rate Securities.  Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations.  The terms of such obligations provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index described in the respective obligations.  The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

A Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades.  The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate.  The interest rate on a floater resets periodically, typically every six months.  While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well.  A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by changes in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

A Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed.  An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.  The Funds have adopted a policy under which no Fund will invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Warrants to Purchase Securities.  The Funds may invest in or acquire warrants to purchase equity or fixed income securities.  Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.  Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.  Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock.  Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate.  A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit.  If interest rates rise, the warrants would generally expire with no value.  A Fund will not invest more than 5% of its net assets in warrants to purchase securities.  Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

When-Issued, Delayed Delivery and Forward Commitment Transactions.  Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.  When such purchases or sales are outstanding, the Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees or otherwise cover its position in an amount sufficient to meet the Fund’s obligation.  Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked.”

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.  Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments.  If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity.  If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security.  If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss.  Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, a Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date.

A Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.  There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Zero Coupon, Stripped and Pay-in-Kind Bonds.  Unless otherwise stated herein, a Fund may invest up to 10% of its total assets in “zero coupon” bonds or “strips.”   This 10% restriction does not apply to U.S. Treasury Bills.   Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value.  Principal and accreted discount (representing interest accrued but not paid) are paid at maturity.  Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds.  A Fund may also purchase “pay-in-kind” bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

Zero coupon, stripped and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.  The value of zero coupon or stripped securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities of similar quality and with similar maturities.  Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

Current federal income tax law requires holders of zero coupon and stripped securities, certain pay-in-kind securities, and certain other securities acquired at a discount, to accrue current interest income with respect to such securities even though no payment of interest is actually received, and a regulated investment company, such as a Fund, may be required to distribute its net income, including the interest income accrued but not actually received, to its shareholders. To avoid income or excise tax, a Fund may be required to distribute income accrued with respect to these discount securities, and may need to dispose of other securities owned to generate cash sufficient to make such distributions. The operation of these tax requirements may make such investments less attractive to investment companies and to taxable investors.

Money Market Fund Investments

The JNL/WMC Money Market Fund will comply with Rule 2a-7 (“Rule”) under the 1940 Act, as amended from time to time, including the diversification, quality, and maturity limitations imposed by the Rule.  The Rule is applicable to any registered investment company, such as the Fund, which holds itself out as a “money market” fund and which seeks to maintain a stable net asset value per share by either the “amortized cost” or “penny rounding” methods of determining net asset value.

Pursuant to the Rule, the Funds’ Board has established procedures that attempt to maintain the NAV at $1.00 per share.  The procedures include monitoring the relationship between amortized cost value per share and value per share based upon available indications of market value for the Funds’ portfolio securities.  The Funds’ Board will decide what, if any, steps should be taken if there is a difference of more than .05 of 1% (or $.005) between the two values.  In the event the Funds’ Board determines that a deviation exists which may result in material dilution or unfair results to investors or existing shareholders, the Funds’ Board may take such corrective action as they regard as necessary and appropriate.

It is the policy of the Fund to seek to maintain a stable net asset value per share of $1.00.  The portfolio investments of the Fund are valued on the basis of their “amortized cost” in accordance with the Rule.  This involves valuing an investment at its cost initially and, thereafter, assuming a constant rate of amortization to maturity of the investment of any discount or premium, regardless of the impact of fluctuating interest rates on the fair market value of the investment during the period in which it is held by the Fund prior to its maturity.  While this method provides certainty in valuation, it may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment in the market.  The Rule imposes certain diversification, quality and maturity requirements for money market funds in order to reduce the risk the Fund’s net asset value per share as determined by the fair market value of the investments held will materially differ from the Fund’s net asset value per share determined on the basis of amortized cost. However, there can be no assurance the Fund will be able to maintain a stable net asset value per share of $1.00.

Pursuant to the Rule, the Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less, a weighted average life of 90 days or less, and may invest only in U.S. dollar-denominated “Eligible Securities” (as that term is defined in the Rule) that have been determined by the Sub-Adviser, pursuant to procedures approved by the Trustees, to present minimal credit risks.  Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by a nationally recognized statistical rating organization (“NRSRO”).  An unrated security may also be an Eligible Security if the Sub-Adviser determines that it is of comparable quality to a rated Eligible Security pursuant to the guidelines approved by the Trustees.  A description of the ratings of some NRSROs appears in the Appendix to this SAI.  Securities in which the Fund invests may be subject to liquidity or credit enhancements.  These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

Under the Rule, the Fund may not invest more than 5% of its assets in the securities of any one issuer, other than the U.S. government, its agencies and instrumentalities.  A “first tier security” is an Eligible Security that has received a short-term rating from the requisite NRSROs in the two (2) highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality.  Government securities are also considered to be first tier securities.  The Fund may not invest in a security that has received, or is deemed comparable in quality to a security highest rating by the requisite number of NRSROs (a “second tier security”) if immediately after the acquisition thereof the Fund would have invested more than (i) one-half of one percent of its total assets in securities issued by that issuer which are second tier securities, or (ii) three percent (3%) of its total assets in securities that are second tier securities.  The Fund shall not acquire a Second Tier Security with a remaining maturity of greater than 45 calendar days.

The Fund cannot acquire any security, other than a “daily liquid asset” if, immediately after the acquisition, the Fund would have less than ten percent (10%) of its total assets invested in daily liquid assets.  Daily liquid assets are defined as cash (including demand deposits), Treasury securities, and securities (including repurchase agreements) for which the Fund has a legal right to receive cash in one business day.  The Fund cannot acquire any security, other than a “weekly liquid asset” if, immediately after the acquisition, the Fund would have less than thirty percent (30%) of its total assets invested in weekly liquid assets.  Weekly liquid assets are defined as daily liquid assets (except the Fund has the right to receive the cash within five business days) and agency discount notes with remaining maturities of 60 days or less.

Additional Risk Considerations

Emerging Markets. The risk considerations noted herein under “Foreign Securities” may be particularly relevant in the case of investments in developing countries or emerging markets.  Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative.  These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree.  These heightened risks include:  (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.  In addition, emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Foreign Securities.  Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.  There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers.  Certain markets may require payment for securities before delivery.  A Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument.  Delays may be encountered in settling securities transactions in certain foreign markets and a Fund will incur costs in converting foreign currencies into U.S. dollars.  Bank custody charges are generally higher for foreign securities.  The Funds that invest primarily in foreign securities are particularly susceptible to such risks. Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve the same direct currency and liquidity risks as direct investments in foreign securities.

The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated.  A Fund’s foreign investments may cause changes in a Fund’s share price that have a low correlation with movement in the U.S. markets.  Because most of the foreign securities in which a Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of a Fund, depending on the extent of the Fund’s foreign investments.

A Fund may employ certain strategies in order to manage currency exchange rate risks.  For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency.  A Fund may enter into contracts to sell that foreign currency for U.S. dollars or by participating in options or futures contracts with respect to such currency (position hedge).  A Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge).  A Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the Sub-Adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge).  A Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries.  In addition, when a Fund anticipates purchasing securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely a Fund’s performance depending on the Sub-Adviser’s ability to correctly predict future exchange rates.  If the Sub-Adviser employs such strategies based on an incorrect prediction of future exchange rates, the Fund’s return may be lower than if such strategies had not be employed at all.

Futures, Options and Other Derivative Instruments. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes a Fund to additional investment risks and transaction costs.  If a Sub-Adviser seeks to protect a Fund against potential adverse movements in portfolio securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, that Fund could be left in a less favorable position than if such strategies had not been used.  Risks inherent in the use of futures, options, forward contracts and swaps include:  (i) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (ii) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the possible absence of a liquid secondary market for any particular instrument at any time; and (v) counterparty risk associated with the ability of the derivative instrument counterparty to meet its obligations under the agreement. Investments in derivative instruments traded on foreign exchanges or in foreign markets also entail the additional risks described above with respect to foreign securities. Foreign derivatives may be standardized contracts traded on a foreign exchange or board of trade, or traded in OTC or inter-dealer markets.

Central Clearing of Swaps .  In addition, some swaps are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, a swap investment by a Fund could lose margin payments deposited with the clearing organization, as well as the net amount of gains not yet paid by the clearing organization, if the clearing organization breaches the swap agreement with the Fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the Fund may be entitled to the net amount of gains the Fund is entitled to receive, plus the return of margin owed to it, only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the Fund.

Options.  A Fund may purchase and sell both put and call options on fixed income or other securities, swap agreements or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an OTC market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder (purchaser) of the option, in return for a premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to (in the case of a put option) the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates.  The writer of an option (seller) on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option.  (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)  An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto.  Put and call options that a Fund may purchase or write may be traded on a national securities exchange and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby, reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Fund has a right to buy the underlying instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire.  For example, a Fund may buy call options on underlying instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying investment changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which case a Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire.  A Fund may buy a put option on an underlying instrument owned by a Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price.  A Fund may also seek to offset a decline in the value of the underlying instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the manager deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold.  A Fund also may buy put options at a time when it does not own the underlying instrument. By buying put options on an instrument it does not own, a Fund seeks to benefit from a decline in the market price of the underlying instrument. If a put option that a Fund bought were not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying instrument remains equal to or greater than the exercise price during the life of the put option, a Fund would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options.  A Fund may write options, including to generate additional income and to seek to hedge its portfolio against market or exchange rate movements.  As the writer of an option, a Fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.  A Fund may write “covered” call options, meaning that a Fund owns the underlying instrument that is subject to the call option or may write call options on instruments that it does not own.

When a Fund writes a call option, that Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying instrument rise in value.  If the value of the underlying instrument rises above the exercise price of the call option, the instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price.  In that case, a Fund will sell the underlying instruments to the option buyer for less than its market value, and a Fund will experience a loss (which will be offset by the premium received by a Fund as the writer of such option). If a call option expires unexercised, a Fund will realize a gain in the amount of the premium received. If the market price of the underlying instrument decreases, the call option will not be exercised and a Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying instrument at the time the option is written.

To the extent that a Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline.  If a Fund were unable to close out such a call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.

To the extent that a Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline.

As the writer of a put option, a Fund has a risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, a Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying instrument at that time.  A Fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, a Fund will realize a gain in the amount of the premium received.

A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security.  A straddle will be covered when sufficient cash or liquid assets are segregated to meet a Fund’s immediate obligations.  A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, a Fund also will segregate cash or liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Closing out options. As the writer of an option, if a Fund wants to terminate its obligation, that Fund may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation or counterparty (with respect to an OTC option) will cancel a Fund’s position.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale.  There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund.  Closing transactions allows a Fund to terminate its positions in written and purchased options.  A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by a Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by a Fund.

OTC options.  A Fund may buy and write (sell) both put and call OTC options. Like exchange traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying instrument at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency. While a Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying instruments and in a wider range of expiration dates and exercise prices than exchange traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time.  A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  When a Fund writes an OTC option, it generally can closeout that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which a Fund originally wrote the option.  A Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

Additional Risks of options.  A Fund’s options investments involve certain risks. There can be no assurance that a liquid secondary market on an exchange or in the OTC market will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options.  Therefore, a Fund may have to exercise the options it purchased in order to realize any profit, perhaps taking or making delivery of the underlying instrument when not desired.  A Fund could then incur transaction costs upon the sale of the underlying instruments.  Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, that Fund may be required to take delivery and would incur transaction costs upon the sale of the underlying instruments purchased.  If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying investments at the marked-to-market price during the term of the option. When trading options on foreign exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged.  In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the manager is not successful in using options in managing a Fund’s investments, that Fund’s performance will be worse than if the manager did not employ such strategies.

High-Yield/High-Risk Bonds.  Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due.  In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares.  More careful analysis of the financial condition of issuers of lower-rated securities is therefore necessary.  During an economic downturn or a period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer.  Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.  High-yield debt securities are often used to fund highly leveraged corporate acquisitions and restructurings.  In an economic downturn, the use of high yield securities for leveraged transactions could result in defaults, and could affect the price of such securities.  Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions.  Many high-yield bonds do not trade frequently.  When they do trade, their price may be substantially higher or lower than had been expected.  A lack of liquidity also means that judgment may play a bigger role in valuing the securities.  Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

A Fund may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market.  Sovereign debt of foreign governments is generally rated by country, because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly.

High-Yield Foreign Sovereign Debt Securities.  Investing in fixed and floating rate high-yield foreign sovereign debt securities will expose the Fund investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. (See “Foreign Securities.”)  The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government’s policy towards the International Monetary Fund, the World Bank and other international agencies.

Hybrid Instruments. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity.  Reference is made to the discussion of futures, options, and forward contracts herein for a discussion of these risks.  Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time.  Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss.  In addition, because the purchase and sale of hybrid instruments could take place in an OTC or in a private transaction between the Fund and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be an additional risk factor that the Fund must consider.  Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission (“CTFC”), which generally regulates the trading of commodity futures on U.S. exchanges, and certain CFTC collateral (margin) requirements.  The SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority may also regulate the sale of certain hybrid instruments.

Recent Market Events.  Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally, particularly in Europe.  While entire markets have been affected, issuers that have exposure to the real estate, mortgage and credit markets have been particularly vulnerable.  These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments.

The recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and, in some cases, a lack of liquidity.  Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable.  Recent laws and regulations contain provisions limiting the way banks and their holding companies are able to pay dividends, purchase their own common stock and compensate officers. The Reform Act establishes a Financial Services Oversight Council to facilitate information sharing and identify systemic risks. Additionally, the Reform Act allows the Federal Deposit Insurance Corporation to “take over” a failing bank in situations when the overall stability of the financial system could be at risk. These regulatory changes could cause business disruptions or result in significant loss of revenue, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets.  Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

IV.       CERTAIN FUNDAMENTAL AND OPERATING POLICIES AND RISKS
APPLICABLE TO THE MASTER FUNDS AND FEEDER FUNDS

The investment objective and principal investment strategies for each Feeder Fund, and its corresponding Master Fund, are discussed in the Feeder Funds’ prospectuses.  A further description of certain investment strategies used by the Master Funds is set forth below.  Because each Feeder Fund does not invest directly in securities but rather invests directly in its corresponding Master Fund, each Feeder Fund is subject to the risks described below indirectly through its investment in the Master Fund, which invests directly in securities.  Note, however, that in the event that the Board determines that it is in the best interests of a Feeder Fund to withdraw its entire investment in a Master Fund and instead allow JNAM to direct the investment/reinvestment of the Feeder Fund’s assets directly in securities, then the Feeder Fund would directly utilize the following investment instruments and techniques and would be subject to the related risks, as applicable. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

Certain descriptions in the prospectuses of the Feeder Funds and in this SAI of a particular investment practice or technique in which the Master Funds may engage or a financial instrument which the Master Funds may purchase are meant to describe the spectrum of investments that the Master Fund’s adviser, in its discretion, might, but is not required to, use in managing a Master Fund’s portfolio assets in accordance with the Master Fund’s investment objective, policies, and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

A.           AFIS MASTER FUNDS

New Fund Risks. Although the AFIS Master Funds have been in existence and thus have an operating history, the JNL/American Funds Feeder Funds are new funds, with limited operating history, which may result in additional risk.  There can be no assurance that each JNL/American Funds Feeder Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate or otherwise alter a JNL/American Funds Feeder Fund.  While shareholder interests will be the paramount consideration, the timing of any action may not be favorable to certain individual shareholders.

Equity Securities. The AFIS Master Funds (except Master Global Bond Fund) are eligible to invest in equity securities.

Equity securities represent an ownership position in a company. Equity securities held by the AFIS Master Funds typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.  Holders of equity securities are no creditors of the issuer.  As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the AFIS Master Funds’ ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the AFIS Master Funds may involve large price swings and potential for loss.   To the extent the AFIS Master Funds invest in income-oriented, equity-type securities, income provided by the AFIS Master Funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the AFIS Master Funds invest.

Debt Securities. The AFIS Master Funds (except for Blue Chip Income and Growth Fund) may invest in debt securities.  The Master Global Bond Fund invests in debt securities as part of its principal investment strategy as described in the Prospectus.  The Master Global Small Capitalization Fund may invest up to 10% of its assets, and the Master International Fund may invest up to 5% of its assets, in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below by and BBB+ or below by NRSROS or unrated but determined to be of equivalent quality by the funds’ investment adviser. The funds currently intend to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of those ratings, consistent with the funds’ investment policies.

Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money.  Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity.  Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity.  Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices.  The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity.  In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.  These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.   Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Certain of the AFIS Master Funds may invest in lower rated debt securities.  The Master Global Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below or BB+ or below by NRSROS or unrated but determined to be of equivalent quality by the fund’s investment adviser. The Master New World Fund may invest up to 25% of its assets, and the Master Growth-Income Fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below or BB+ or below by NRSROS or unrated but determined to be of equivalent quality by the fund’s investment adviser.  Lower rated debt securities, rated Ba1 or below by Moody’s and/or BB+ or below by S&P or unrated but determined by CRMC to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.  Investment grade bonds rated A or Baa by Moody’s and A or BBB by S&P may be more susceptible to changes in circumstances or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

-      Sensitivity to Interest Rate and Economic Changes - Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.  Changes in the value of the Master Fund’s portfolio securities will not necessarily affect the income derived from these securities, but may affect the Master Fund’s net asset value.

-      Payment Expectations - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the AFIS Master Funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the AFIS Master Funds may incur losses or expenses in seeking recovery of amounts owed to them.

-      Liquidity and Valuation - There may be little trading in the secondary market for particular debt securities, which may affect adversely the AFIS Master Funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

CRMC attempts to reduce the risks described above through diversification of the AFIS Master Funds’ portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See Appendix A to this SAI for more information about credit ratings.

Securities With Equity And Debt Characteristics. The AFIS Master Funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend.  They may have a preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved.  Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which are securities which generally have both debt and equity characteristics, such as a convertible bond that has features of an ordinary bond but may be influenced by the price of the stock into which it is convertible. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in Smaller Capitalization Stocks. Master Global Small Capitalization Fund, Master International Fund, Master New World Fund, and Master Growth-Income Fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $4 billion at the time of purchase).  CRMC believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities.  However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets, or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Master Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The AFIS Master Funds determine relative market capitalizations using U.S. standards. Accordingly, the AFIS Master Funds’ investments in certain countries outside the United States may have larger capitalizations relative to other companies within those countries.

Investing in Private Companies. Master Global Small Capitalization Fund, Master International Fund, Master New World Fund, Master Growth-Income Fund, and Master Global Bond Fund may invest in companies that have not publicly offered their securities. The Master Blue Chip Income and Growth Fund will not invest in private placements of stock of companies. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the AFIS Master Funds from selling their company shares for a period of time following the public offering. Investments in private companies can offer the AFIS Master Funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing Outside the U.S. The AFIS Master Funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. In determining the domicile of an issuer, CRMC will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of CRMC, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in emerging markets .  Although there is no universally accepted definition, CRMC generally considers emerging markets to refer to the securities markets of countries in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the AFIS Master Funds’ investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the AFIS Master Funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Certain risk factors related to developing countries are discussed below:

-      Currency Fluctuations - Certain AFIS Master Funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the AFIS Master Funds’ securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the AFIS Master Funds can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

-      Government Regulation - The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the AFIS Master Funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the AFIS Master Funds’ investment. If this happened, the AFIS Master Funds’ response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the AFIS Master Funds’ liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the AFIS Master Funds because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the AFIS Master Funds’ investments.

-      Less Developed Securities Markets - Developing countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

-      Settlement Risks - Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the AFIS Master Funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the AFIS Master Funds to suffer a loss. The AFIS Master Funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the AFIS Master Funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the AFIS Master Funds.

-      Investor Information - The AFIS Master Funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, CRMC will seek alternative sources of information, and to the extent CRMC is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the AFIS Master Funds will not invest in such market or security.

-      Taxation - Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the AFIS Master Funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

-      Litigation - The AFIS Master Funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

-      Fraudulent Securities - Securities purchased by the AFIS Master Funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the AFIS Master Funds.

Currency Transactions.  Master Global Small Capitalization Fund, Master International Fund, Master New World Fund, and Master Global Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. Master Blue Chip Income and Growth Fund and Master Growth-Income Fund do not currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For all funds except Master Global Bond Fund forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. Master Global Bond Fund may also enter into foreign currency contracts not involving the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The AFIS Master Funds will not generally attempt to protect against all potential changes in exchange rates. The AFIS Master Funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the SEC.

Master Global Bond Fund may use forward currency contracts to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Master Global Bond Fund may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. In connection with these futures transactions, the AFIS Master Funds have filed a notice of eligibility with the Commodity Futures Trading Commission (“CFTC”) that exempts the AFIS Master Funds from CFTC registration as a “commodity pool operator” as defined under the Commodity Exchange Act. Pursuant to this notice, these AFIS Master Funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than “hedging” (as defined by CFTC rules) up to 5% of an AFIS Master Fund’s net assets.

Master Global Bond Fund may attempt to accomplish objectives similar to those involved in its use of currency contracts by purchasing put or call options on currencies. A put option gives an AFIS Master Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives an AFIS Master Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. An AFIS Master Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency’s value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the AFIS Master Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the AFIS Master Fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter (“OTC options”). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Master Global Bond Fund will not purchase an OTC option unless CRMC believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved,

OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue Code may limit the extent to which the AFIS Master Funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the AFIS Master Funds.

Forward Commitment, When Issued and Delayed Delivery Transactions. The AFIS Master Funds may enter into commitments to purchase or sell securities at a future date. When an AFIS Master Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the AFIS Master Fund could miss a favorable price or yield opportunity, or could experience a loss.

The AFIS Master Funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent an AFIS Master Fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the AFIS Master Fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the AFIS Master Fund’s portfolio securities decline while the AFIS Master Fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The AFIS Master Funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the AFIS Master Funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the AFIS Master Funds may sell such securities.

Master Global Bond Fund may also enter into “roll” transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The AFIS Master Funds assume the risk of price and yield fluctuations during the time of the commitment. The AFIS Master Funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

Repurchase Agreements. The AFIS Master Funds may enter into repurchase agreements under which the AFIS Master Funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price.  Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased.  Repurchase agreements permit the AFIS Master Funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the AFIS Master Funds’ custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by CRMC. The AFIS Master Funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by CRMC. If the seller under the repurchase agreement defaults, the AFIS Master Funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the AFIS Master Funds may be delayed or limited.

Obligations backed by the “full faith and credit” of the U.S. Government. U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

-      U.S. Treasury Securities - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

-      Federal Agency Securities - The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (“FEB”), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other Federal Agency Obligations.  Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  Government support for short-term debt instruments - Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Following is a brief summary of some of these programs (please refer to the applicable entity’s website for further information on the specific program). Entities issuing obligations supported by these programs in which the funds invest must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may change the terms or adopt new programs at their discretion.

Temporary Liquidity Guarantee Program - The FDIC will guarantee payment of new senior unsecured debt issued by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies. The guarantee will cover all new senior unsecured debt issued under this program, including commercial paper, issued by these entities on or before December 31, 2009. Entities eligible to participate in this program may also issue debt that is not guaranteed by the FDIC. The guarantee will extend only until December 31, 2012, even if the debt has not then matured.

Commercial Paper Funding Facility (CPFF) - The Federal Reserve Bank of New York will lend money to a special purpose vehicle that will purchase eligible commercial paper from eligible issuers from October 27, 2008 until February 1, 2010. Under the CPFF, eligible issuers are U.S. domiciled issuers of commercial paper (including those with parent companies outside the U.S.) and eligible commercial paper must have a three month maturity, be U.S. dollar denominated and be rated at least A-1/P-1/F1 by two or more nationally recognized rating agencies.

Asset Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF) - The Federal Reserve Bank of Boston will lend money to eligible borrowers, including U.S. depository institutions, bank holding companies and U.S. branches and agencies of banks domiciled outside the United States, in order to fund purchases of eligible asset backed commercial paper from money market funds until February 1, 2010. Under the AMLF, eligible asset backed commercial paper must be issued by a U.S. issuer that was in existence on September 18, 2008, be U.S. dollar denominated, be rated at least A-1, P-1 or F1 by at least two major rating agencies (or in the top rating category if rated by only one agency) and have a maturity that does not exceed 120 days if the borrower is a bank or 270 days for nonbank borrowers.

Government guarantees outside the U.S. - Various governments outside the U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

Pass-Through Securities. The AFIS Master Funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

-      Mortgage-Backed Securities - These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates. Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies and the underlying mortgages are not subject to the same underwriting requirements. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

-      Collateralized Mortgage Obligations (CMOs) - CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

-      Commercial Mortgage-Backed Securities - These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

-      Asset-Backed Securities - These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities.  These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and Rights.  The AFIS Master Funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity.

Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Inflation- Linked Bonds. Master Global Bond Fund may invest in inflation- linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation- linked bond is adjusted in response to changes in the level of an inflation index , such as the Consumer Price Index for Urban Consumers . Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities , and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation- linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The value of inflation protected securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected securities. There can be no assurance, however, that the value of inflation protected securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation- linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation protected securities currently available for the AFIS Master Funds   to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real Estate Investment Trusts. The AFIS Master Funds may invest in securities issued by real estate investment trusts (“REITs”), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Cash and Cash Equivalents. The AFIS Master Funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper )); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes ; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations ); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less ; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

“Floating rate obligations” have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). CRMC considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

Restricted or Illiquid Securities. The AFIS Master Funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 , as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the AFIS Master Funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the AFIS Master Funds’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The AFIS Master Funds may incur certain additional costs in disposing of illiquid securities.

Loan Assignments and Participations. The AFIS Master Funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default. CRMC generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the AFIS Master Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the AFIS Master Fund is committed to advance additional funds, the AFIS Master Fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims).  There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the AFIS Master Fund’s only recourse will be against the collateral securing the DIP financing.

CRMC generally chooses not to receive this information. As a result, CRMC may be at a disadvantage compared to other investors that may receive such information.

CRMC’s decision not to receive material, non-public information may also impact CRMC’s ability to assess a borrower’s requests for amendments or waivers to provisions in the loan agreement. However, CRMC may on a case-by-case basis decide to receive such information when it deems prudent. In these situations CRMC may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The AFIS Master Funds normally acquire loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the AFIS Master Funds purchase assignments they acquire direct contractual rights against the borrower on the loan. The AFIS Master Funds acquire the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by an AFIS Master Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the AFIS Master Fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the ability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The AFIS Master Funds will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the AFIS Master Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the AFIS Master Funds may not directly benefit from any collateral supporting the loan in which they have purchased the participation and the AFIS Master Funds will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the AFIS Master Funds will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, an AFIS Master Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the AFIS Master Funds could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the AFIS Master Funds could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The AFIS Master Funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Reverse Repurchase Agreements. Master Global Bond Fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by an AFIS Master Fund and its agreement to repurchase the security at a specified time and price. An AFIS Master Fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by an AFIS Master Fund. The use of reverse repurchase agreements by an AFIS Master Fund creates leverage which increases the AFIS Master Fund’s investment risk. As an AFIS Master Fund’s aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, an AFIS Master Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, an AFIS Master Fund’s earnings or net asset value would decline faster than otherwise would be the case.

Maturity. There are no restrictions on the maturity compositions of the portfolios of certain AFIS Master Funds . Certain AFIS Master Funds invest in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Interest rate swaps. Certain AFIS Master Funds may enter into interest rate swaps in order to manage the interest rate sensitivity of the AFIS Master Funds by increasing or decreasing the duration of the AFIS Master Funds or a portion of the AFIS Master Fund ’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other rate changes based on changes in a designated interest rate benchmark such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to the principal dollar amount (called the “notional amount”). Accordingly, the AFIS Master Fund ’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by an AFIS Master Fund ’s investment adviser. The AFIS Master Funds will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, an AFIS Master Funds may bear the risk of loss of any amount it expected to receive from the counterparty. The term of an interest rate swap can be days, months or years and as a result certain swaps may be less liquid than others.

Loans of Portfolio Securities. Master Global Bond Fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by CRMC. The borrower must maintain with the AFIS Master Fund’s custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. CRMC will monitor the adequacy of the collateral on a daily basis. An AFIS Master Fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The AFIS Master Fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. An AFIS Master Fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made. The AFIS Master Fund does not currently intend to engage in this investment practice over the next 12 months.

V.     FUNDAMENTAL AND OPERATING POLICIES

A.           INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS (EXCEPT FEEDER FUNDS)

THIS SECTION V.A. DESCRIBES INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS EXCEPT THE FEEDER FUNDS.  ACCORDINGLY, ALL REFERENCES TO A “FUND” OR THE “FUNDS” IN THIS SECTION IV.A. DO NOT INCLUDE THE FEEDER FUNDS.  A DESCRIPTION OF INVESTMENT RESTRICTIONS APPLICABLE TO THE FEEDER FUNDS (AND THE MASTER FUNDS) APPEARS IN SECTION V.B., UNDER THE HEADING “INVESTMENT RESTRICTIONS APPLICABLE TO FEEDER FUNDS” BEGINNING ON PAGE  69 OF THIS SAI.

Fundamental Policies.  Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval.  Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Fund) are present or represented by proxy.  Unless otherwise indicated, all restrictions apply at the time of investment.

           (1)           Each Fund, except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, JNL/Brookfield Global Infrastructure Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Mid Cap Equity Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital Global Alpha Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Utilities Sector Fund, JNL/Eastspring Investments Asia ex-Japan Fund, JNL/Eastspring Investments China-India Fund, JNL/PIMCO Real Return Fund, JNL/Red Rocks Private Listed Equity Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, and JNL/S&P 4 Fund shall be a “diversified company,” as such term is defined under the 1940 Act.

(2)           No Fund (except for the JNL/Brookfield Global Infrastructure Fund, JNL/Invesco Global Real Estate Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/Mellon Capital Utilities Sector Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/WMC Money Market Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund) may invest more than 25% (for the Invesco sub-advised Fund, the percentage limitation is a non-fundamental restriction) of the value of their respective assets in any particular industry (other than U.S. government securities and/or foreign sovereign debt securities).  It is important to note that industry classification may be very narrow.  For example, the telecommunications industry is comprised of several services, which are considered separate industries by the Sub-Advisers.  Services can include cellular, long distance, paging and messaging, satellite or data and internet.  As the telecommunications industry continues to expand, there may be more service industries created.  As another example, within the metals and mining industry, issuers may be classified into several distinct industries that are considered separate industries, including, but not limited to the following: aluminum, diversified metals and mining, gold, precious metals and minerals, steel, copper, and nickel.  As different industries continue to expand, new technologies are created, and companies continue to specialize, there may be more industries created.  Currency positions are not considered to be an investment in a foreign government for industry concentration purposes, but may be considered an investment in a foreign government for other portfolio compliance testing purposes.

The JNL/Invesco Global Real Estate Fund will concentrate (as such term may be defined or interpreted under the 1940 Act, the rules thereunder, and governing interpretations) its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of this fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) where at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

(3)           No Fund may invest directly in real estate or interests in real estate (except for the JNL/Invesco Global Real Estate Fund); however, the Funds may own debt or equity securities issued by companies engaged in those businesses. The JNL/Lazard Emerging Markets Fund may purchase and sell securities that are secured and may invest in interests in or leases relating to oil, gas or other mineral exploration or development programs.

(4)           The JNL/Franklin Templeton Small Cap Value Fund, the JNL/Franklin Templeton Global Growth Fund and the JNL/Franklin Templeton Mutual Shares Fund may not invest in oil, gas or other mineral leases, exploration or development programs, including limited partnership interests.  Debt or equity securities issued by companies engaged in the oil, gas, or real estate businesses are not considered oil or gas interests or real estate for purposes of this restriction.

(5)           No Fund, except the JNL/Ivy Asset Strategy Fund, may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

(6)           No Fund may lend any security or make any other loan if, as a result, more than 33 1/3% (for the Invesco sub-advised Funds, the percentage limitation is a non-fundamental restriction) of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

(7)           No Fund may act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

(8)           No Fund may invest more than 15% of its net assets (5% in the case of the JNL/WMC Money Market Fund and 10% in the case of the JNL/Oppenheimer Global Growth Fund) in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the 1933 Act or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.

(9)           No Fund may issue senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% (33 1/3% for the Invesco sub-advised Funds, the JNL/BlackRock Commodity Securities Strategy Fund, JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Small Cap Value Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Mid Cap Value Fund, and JNL/Goldman Sachs U.S. Equity Flex Fund) of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).  If borrowings exceed 25% of the value of a Fund’s (not applicable to the Invesco sub-advised Funds, the JNL/BlackRock Commodity Securities Strategy Fund, the JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Small Cap Value Fund, JNL/Franklin Templeton Mutual Shares Fund, and the JNL/Goldman Sachs Mid Cap Value Fund) total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation.  This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated.  This policy does not apply to the JNL/Lazard Emerging Markets Fund.

Operating Policies. The Funds also have adopted non-fundamental investment restrictions.  These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval.  The additional investment restrictions adopted by the Trustees to date include the following:

For each Fund, to the extent applicable:

(a)	The Fund intends to comply with the CFTC regulations and NFA requirements limiting the Fund’s investments in futures and options for non-hedging purposes.

(b)	The Fund of Funds will look through to the investment of the Underlying Funds for purposes of determining diversification requirements.

For the JNL/Brookfield Global Infrastructure Fund:

(a)
The Fund will invest at least 80% of its net assets in publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States.

(b)
The Fund may invest in securities including, but not limited to, common, convertible and preferred stock, stapled securities, income trusts, limited partnerships, and limited partnership interests in the general partners of master limited partnerships, issued by infrastructure and infrastructure-related companies.  The Fund may also hold exchange-traded funds (ETFs) and exchange-traded notes (ETNs).

(c)	The Fund may also invest up to 25% of its net assets in energy-related companies organized as master limited partnerships (MLPs) and their affiliates.

(d)	The Fund retains the ability to invest in infrastructure-related companies of any size market capitalization.

(e)
The Fund, under normal market conditions, will maintain exposure to infrastructure related securities of issuers in the U.S. and in at least three countries outside the U.S.  The amount invested outside the U.S. may vary, and at any given time, the Fund may have a significant exposure to non-U.S. securities, including infrastructure related securities of issuers domiciled in emerging market countries.

(f)	The Fund may invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs).

(g)
The Fund may use forward currency contracts, options, futures, swaps, and other derivative instruments as part of its investment strategy or to help manage portfolio risk.  The Fund may also invest in fixed income securities, including high yield securities.  The Fund may also hold cash or other short-term investments.

For the JNL/Capital Guardian Global Balanced Fund:

(a)	The Fund will normally invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $750 million at the time of purchase.

(b)	The equity portion of the Fund may invest in equity securities of developing country (emerging market) issuers.

(c)
The Fund will invest principally in marketable fixed   income securities, denominated in currencies from around the world.  The bond portion of the Fund will be invested in one or a combination of the following:

•
Securities rated either Baa3 or better by Moody’s, or Fitch Ratings Ltd., a division of The Fitch Group, (“Fitch”) or BBB or better by Standard & Poor’s Ratings Services (“S&P Ratings Services ”), or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality;

•	Securities issued or guaranteed by a national government, its agencies and instrumentalities (excluding developing countries) or a supranational organization;
•	Cash equivalents and cash; or
•	Currency options or forward currency contracts.

(d)	The fixed income portion of the Fund may invest in debt securities of developing country (emerging market) issuers.

(e)
The fixed   income portion of the Fund may invest in securities rated lower than those above, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality.

(f)	Instruments received as a result of corporate actions are permitted. Investments in hybrid securities including Tier 1 or other fixed income securities with equity characteristics are permitted.

(g)	Investments in Credit Default Swaps and Interest Rate Swaps are permitted.

For JNL/Capital Guardian Global Diversified Research Fund:

(a)	The Fund will normally invest at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.

(b)	The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

(c)	The Fund may also invest in equity securities of developing country (emerging market) issuers.

For the JNL/DFA U.S. Core Equity Fund:

(a)	At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, will be invested in equity securities of U.S. companies.

For the JNL/Eagle SmallCap Equity Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the equity securities of companies with market capitalizations in the range of the companies represented by the Russell 2000® Index.

(b)	The Fund may invest up to 5% of its assets in non-investment grade securities.

For JNL/Eastspring Investments Asia ex-Japan Fund:

(a)	The Fund may invest up to 20% of its assets in securities in Japanese and/or non-Asian securities.

(b)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in equity and equity-related securities of companies, which are incorporated, are listed in, or have their area of primary activity, in the Asia ex-Japan region .

For JNL/Eastspring Investments China-India Fund:

(a)	The Fund may invest up to 20% of its assets in securities non-Chinese and/or non-Indian securities.

(b)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in equity and equity-related securities (such as depositary receipts, convertible bonds, and warrants) of corporations, which are incorporated in, or listed in, or operating principally from, or carrying on significant business in, or derive substantial revenue from, or whose subsidiaries, related or associated corporations derive substantial revenue from the People’s Republic of China and India.

For JNL/Franklin Templeton Global Growth Fund:

(a)
The Fund may not invest more than 25% of its net assets in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

(b)	The Fund may not invest in “letter stocks” or securities on which there are sales restrictions under a purchase agreement.

(c)	The Fund may not pledge, mortgage, hypothecate, or otherwise encumber its assets except to secure indebtedness permitted under its borrowing policy.

For the JNL/Franklin Templeton Global Multisector Bond Fund:

(a)
The Fund invests, under normal market conditions, primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related or corporate issuers worldwide (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation.

(b)
The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk, including risk from differences in global short-term interest rates.

(c)	The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation.

(d)
The Fund may enter into various currency-related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be invested in issuers located in at least three countries (including the U.S.).

(e)	The Fund may invest all of its assets in developing or emerging markets. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities.

(f)
The Fund may invest in fixed-income securities of any credit quality, including below investment grade or high-yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund may frequently invest up to 50% of its assets in high-yield securities.

(g)	The Fund may also enter into various other transactions involving derivatives, including swap agreements (which may include interest rate and credit default swaps).

For JNL/Franklin Templeton International Small Cap Growth Fund:

(a)	Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of marketable equity and equity related securities of smaller international companies.

(b)
The Fund may not invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

(c)
The Fund may invest up to 10% of its net assets in corporate debt securities, up to 15% of its net assets in illiquid securities, may invest in real estate securities and may invest in relatively new or unseasoned companies that are in the early stages of development.

(d)	The Fund currently does not intend to invest more than 10% of its net assets in convertible securities, though it may invest without limit in such securities.

(e)	The Fund may invest up to 10% of its net assets in developing or emerging market countries.

For the JNL/Franklin Templeton Mutual Shares Fund:

(a)	The Fund may invest up to 35% of its assets in foreign securities.

(b)
The Fund may not invest more than 25% of its net assets in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.)

(c)
The Fund may not purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer, or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

For the JNL/Franklin Templeton Small Cap Value Fund:

(a)
The Fund may not invest in any company for the purpose of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment goal and policies as the Fund.

(a)	The Fund may not purchase securities on margin, except that the Fund may make margin payments in connection with futures, options and currency transactions.

(b)	The Fund may invest up to 15% in high yield bonds.

(c)
The Fund may not buy securities of open-end or closed-end investment companies, except that the Fund may: (i) buy securities of open-end or closed-end investment companies in compliance with the 1940 Act; (ii) invest all or substantially all of its assets in another registered investment company having the same investment goal and policies as the Fund; or (iii) invest in shares of one or more money market funds managed by the manager or its affiliates, to the extent permitted by exemptions granted under the 1940 Act.

(d)	The Fund may not invest more that 5% of its assets in securities of issuers with less than 3 years continuous operation, including the operations of any predecessor companies.

(e)
The Fund may not hold or purchase the securities of any issuer if, as a result, in the aggregate, more than 15% of the value of the Fund’s net assets would be invested in (i) securities that are not readily marketable or (ii) repurchase agreements maturing in more than seven days.  The Fund may, however, invest in registered investment companies as described in restriction (a) above.

(f)	The Fund may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed.

For the JNL/Goldman Sachs Core Plus Bond Fund:

(a)	The Fund does not currently intend to invest more than 75% of its assets in non-investment grade securities.

(b)	The Fund may invest up to 20% of its assets in common stock, convertible securities, warrants, preferred stock or other equity securities when consistent with the Fund’s objectives.

(c)
To maintain liquidity, the Fund may invest up to 20% of its assets in high-quality, short-term money market instruments (except that the short-term investment in securities for the forward settlement of trades shall not count for purposes of this policy).

(d)
If at some future date, in the opinion of the Sub-Adviser, adverse conditions prevail in the market for fixed-income securities, the Fund for temporary defensive purposes may invest its assets without limit in high-quality short-term money market instruments.

(e)	The Fund may not make short sales of securities, except short sales against the box.

(f)	The Fund may not invest in companies for the purpose of exercising control.

(g)
The Fund may not invest more than 15% of the Fund’s net assets in illiquid investments including illiquid repurchase agreements with a notice or demand period of more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

(h)	The Fund may not purchase additional securities if the Fund’s borrowings (excluding mortgage dollar rolls) exceed 5% of its net assets.

For the JNL/Goldman Emerging Markets Debt Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in (i) sovereign and corporate debt securities and instruments of issuers located in emerging countries denominated in any currency ; and/or (ii) in currencies of such emerging countries , which may be represented by forwards or other derivatives that may have interest rate exposure .

(b)	The Fund may not invest in companies for the purpose of exercising control or management.

(c)	The Fund may not purchase additional securities if the Fund’s borrowings, as permitted by the Fund’s borrowing policy, exceed 5% of its net assets.

(d)	The Fund may not make short sales of securities, except short sales against the box.

(e)	The Fund may invest up to 25% of their total assets in zero coupon bonds or strips.

For the JNL/Goldman Sachs Mid Cap Value Fund:

(a)	The Fund may not invest in companies for the purpose of exercising control.

(b)
The Fund may not invest more than 15% of the Fund’s net assets in illiquid investments including illiquid repurchase agreements with a notice or demand period of more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

(c)	The Fund may not purchase additional securities if the Fund’s borrowings (excluding mortgage dollar rolls) exceed 5% of its net assets.

(d)	The Fund may make short sales of securities, except short sales against the box.

(e)	The Fund may invest in the aggregate up to 25% of its net assets plus any borrowings (measured at the time of purchase) in foreign securities.

(f)	The Fund may enter into forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates.

(g)
The Fund may invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies but may neither invest more than 5% of its total assets in any one investment company nor acquire more than 3% of the voting securities of any other investment company. The Fund may invest, without limitation, in affiliated and unaffiliated money market funds in accordance with Rule 12d1-1 under the 1940 Act.

For JNL/Goldman Sachs U.S. Equity Flex Fund:

(a)	The Fund seeks to invest in a broad mix of equity securities that aims to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index.

(b)
The Sub-Adviser seeks to maintain a net long exposure (the market value of long positions minus the market value of short positions divided by the total market value of the portfolio) of approximately 100% and a beta of 1.

(c)	The Sub-Adviser will normally target long positions of 130% of the Fund’s net assets, and short positions of 30% of the Fund’s net assets, but may vary from these targets.

(d)	The Fund may favor investments in equities that the Sub-Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

(e)
The Fund may short equities where the Sub-Adviser believes the businesses have limited prospects, such as those facing deteriorating fundamentals and severe headwinds, with limited or no competitive advantage.

For the JNL/Invesco Global Real Estate Fund:

(a)	The Fund will normally invest at least 80% of its assets in securities of real estate and real estate-related companies located in the U.S. and foreign countries.

(b)	The Fund may invest up to 20% of its total assets in securities of companies located in developing countries.

(c)	The Fund may invest up to 10% of its total assets in non-investment grade debt securities (commonly known as “junk bonds”).

(d)	The Fund will normally invest in securities of companies located in at least three different countries, including the United States.

For JNL/Invesco International Growth Fund:

(a)
The Fund will invest in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund’s portfolio managers to have strong fundamentals and/or accelerating earnings growth.

(b)	The Fund will invest in the securities of companies located in at least three countries in the developed markets of Western Europe and the Pacific Basin.

(c)	The Fund will invest no more than 30 % of the Fund’s total assets in companies located in developing countries, i.e. those that are in the initial stages of their industrial cycles.

(d)
The Fund may invest up to 20% of its assets in high-grade short-term securities and debt securities including U.S. Government obligations and investment grade corporate bonds, whether denominated in U.S. dollars or foreign currencies.

For the JNL/Invesco Large Cap Growth Fund and JNL/Invesco Small Cap Growth Fund:

(a)	The Fund may not deposit or pledge as collateral, more than 10% of its total assets for short sales (“against the box”) at any one time.

(b)	The Fund may not invest more than 25% of its net assets in foreign securities.

(c)	The Fund may not invest more than 15% of its net assets in illiquid securities.

(d)	The Fund may not invest more than 15% of its net assets in REITs.

(e)
The Funds will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund’s total assets.  The Funds will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund’s total assets.

(f)	The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

(g)
The Funds do not intend to invest more than 5% in futures contracts. Additionally, they currently do not intend to invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

For JNL/Ivy Asset Strategy Fund:

(a)	The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

(b)
The Fund may invest up to 35% of the Fund’s total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by S&P Ratings Services or Ba and below by Moody’s or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

(c)	The Fund will primarily invest in commodities through the purchase and sale of precious metals.

(d)	The Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

For JNL/JPMorgan MidCap Growth Fund:

(a)
The Fund will invest at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

(b)	The Fund may invest in futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets.

(c)	The Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments or repurchase agreements.

(d)	The Fund may invest up to 20% of its assets in foreign securities.

For the JNL/JPMorgan International Value Fund:

(a)
The Fund will invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

(b)
The Fund may invest up to 10% of its total assets in shares of investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company.  The Fund has received exemptive relief from the SEC permitting the Fund to invest up to 25% in an affiliated money market fund.

For the JNL/JPMorgan U.S. Government & Quality Bond Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the following: U.S. Treasury obligations; obligations issued or guaranteed by agencies or instrumentalities of the U.S. government; mortgage-backed securities guaranteed by Ginnie Mae that are supported by the full faith and credit of the U.S. government; mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; and collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed either by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees them or (ii) the full faith and credit of the U.S. government.

(b)
The Fund may invest up to 20% of its assets in U.S. dollar-denominated non-U.S. government securities or debt obligations of corporations, including medium term notes and US dollar issues of foreign corporations (yankees) and US dollar denominated foreign government securities rated AAA, AA, A, or BBB by S&P Ratings Services or AAA, AA, A or BAA by Moody’s, or if unrated, determined to be of comparable quality.

(c)	The Fund may not invest more than 10% of its total assets in obligations of foreign issuers.

(d)	The Fund may invest up to 20% of its total assets in “zero coupon” bonds or “strips.”

For the JNL/Lazard Mid Cap Equity Fund:

(a)	At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in the equity securities of undervalued medium size companies.

(b)	The Fund may invest up to 15% of its total assets in foreign securities.

For the JNL/Mellon Capital European 30 Fund:

(a)
At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the common stock of 30 companies selected from the MSCI Europe Index.

For the JNL/Mellon Capital Pacific Rim 30 Fund:

(a)
At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the common stock of 30 companies selected from the MSCI Pacific Index.

For the JNL/Mellon Capital S&P 500 Index Fund:

(a)	The Fund may hold up to 25% of its value in S&P 500 Index futures contracts.

For the JNL/Mellon Capital S&P 400 MidCap Index Fund:

(a)	The Fund may hold up to 25% of its value in S&P 400 Index futures contracts.

For the JNL/Mellon Capital Small Cap Index Fund:

(a)	The Fund may hold up to 25% of its value in Russell 2000 Index futures contracts.

For the JNL/Mellon Capital International Index Fund:

(a)	The Fund may hold up to 25% of its value in baskets of local futures contracts (DAX, Cac 40, Euro Stoxx, Topix, FTSE, etc.).

For JNL/Mellon Capital Global Alpha Fund:

(a)	The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed income securities.

(b)	The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

(c)	The Fund will ordinarily invest in at least three countries.

(d)	The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts.

(e)	The Fund also will invest in fixed income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

For JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund:

(a)	The Fund normally invests in stocks in the Dow Jones U.S. Contrarian Opportunities Index (“Index”) in proportion to their market capitalization weighting in the Index.

For JNL/Mellon Capital Utilities Sector Fund:

(a)     The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones US Utilities Index® in proportion to their market capitalization weighting in the Dow Jones US Utilities Index.

For JNL/Morgan Stanley Mid Cap Growth Fund:

(a)	At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in equity securities of mid cap companies.

(b)	The Fund may invest up to 25% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries.

(c)	The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

(d)
The Fund may, but it is not require to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income.  The derivative instruments may include futures, options, swaps, structured investments and other related instruments and techniques.

(e)	The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

For JNL/Neuberger Berman Strategic Income Fund:

(a)	The Fund normally invests in a diversified mix of fixed rate and floating rate debt securities.

(b)
The Fund may invest in debt securities across the credit spectrum, including investment grade securities, below investment grade securities and unrated securities, and may invest without limit in below investment grade securities (“high yield bonds,” commonly called “junk bonds”).

(c)
The Fund may also invest without limit in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers.  These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

(d)
The Fund may also invest without limit in foreign securities, but normally will not invest more than 25% of its total assets at the time of investment in obligations of issuers in emerging market countries.

(e)	The Fund may invest in convertible securities and preferred securities.

(f)	The Fund may invest in debt securities of any maturity and does not have a target average duration.

For the JNL/Oppenheimer Global Growth Fund:

(a)
Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. OTC markets are considered “foreign securities” for the purposes of the Fund’s investment allocations.

For the JNL/PPM America Floating Rate Income Fund:

(a)
At least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate investments, structured products including CLOs, commercial mortgage-backed securities and asset-backed securities, money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds, and floating rate funds.

(b)
The Fund may also invest in derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments mentioned above for purposes of satisfying the 80% requirement.

(c)	The Fund will invest primarily in U.S. dollar denominated senior floating rate loans of domestic and foreign borrowers.

(d)
The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans, other floating rate debt securities such as notes, bonds and asset-backed securities, fixed income debt obligations and money market instruments.

(e)	The Fund may invest up to 20% of its assets in cash and non-floating rate securities, including lower-rated (“high yield”) corporate bonds, investment grade corporate bonds, and equity securities.

(f)
The Fund may engage in derivative transactions (such as futures contracts and options thereon, interest rate and credit default swaps and  credit linked notes ) to enhance return, to hedge against fluctuations in securities prices and interest rates and/or as a substitute for the purchase or sale of securities.

For the JNL/PPM America High Yield Bond Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related instruments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above.

(b)	The Fund may invest up to 35% of its total assets in the securities of foreign issuers.

(c)	The Fund may invest up to 10% of its total assets in either (i) equipment lease certificates, equipment trust certificates and conditional sales contracts or (ii) limited partnership interests.

(d)	The Fund may invest up to 20% of its total assets in common stock, convertible securities, warrants or other equity securities when consistent with its objective.

(e)
To maintain liquidity, the Fund may invest up to 20% of its assets in cash and/or U.S. dollar-denominated debt securities (short term investments in securities for the forward settlement of trades shall not count for purposes of this policy).

(f)
There may be times when, in the Sub-Adviser’s judgment, conditions in the securities markets would make pursuing the Fund’s basic investment strategy inconsistent with the best interests of the Fund’s shareholders.  At such times, the Fund may employ alternative strategies, including investment of a substantial portion of its assets in securities rated higher than Baa by Moody’s or BBB by S&P Ratings Services , or of comparable quality.

(g)
In order to maintain liquidity, the Fund may invest up to 20% of its assets in high-quality short-term money market instruments. Such instruments may include obligations of the U.S. government or its agencies or instrumentalities; commercial paper of issuers rated, at the time of purchase, A-2 or better by S&P Ratings Services or P-2 or better by Moody’s or which, in the Sub-Adviser’s determination, are of comparable quality; certificates of deposit; banker’s acceptances or time deposits of U.S. banks with total assets of at least $1 billion (including obligations of foreign branches of such banks) and of the 75 largest foreign commercial banks in terms of total assets (including domestic branches of such banks); and repurchase agreements with respect to such obligations.

(h)	The Fund may invest without limit in zero coupon bonds.

For JNL/PPM America Mid Cap Value Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell Midcap Index at the time of the initial purchase.

(b)	The Fund may invest up to 5% of its total assets in securities of companies located in developing countries.

For JNL/PPM America Small Cap Value Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  This range will vary with market conditions over time.

(b)	The Fund may invest up to 5% of its total assets in securities of companies located in developing countries.

For JNL/PPM America Value Equity Fund:

(a)	At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

For the JNL/PIMCO Real Return Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in inflation-indexed bonds of varying maturities issued by the U.S. and non-

U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

(b)
The Fund may invest up to 10% of its total assets in non-investment grade, fixed-income securities rated at least B by Moody’s or equivalently rated by S&P Ratings Services or Fitch or, if unrated, determined by the Sub-Adviser to be of comparable quality.

(c)	The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies.

(d)	The Fund may invest up to 10% of its total assets in securities of issuers based in emerging markets.

(f)	The Fund may not invest more than 5% of its net assets in any combination of mortgage-related and/or other asset-backed inverse floater, interest-only or principal-only securities.

(g)
From time to time, a Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

For the JNL/PIMCO Total Return Bond Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

(b)
The Fund may invest up to 10% of its total assets in non-investment grade, fixed-income securities rated at least B by Moody’s or equivalently rated by S&P or Fitch or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B) .

(c)	The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies.

(d)	The Fund may invest up to 15% of its total assets in securities of issuers based in emerging markets.

(e)	The Fund may not invest more than 5% of its net assets in any combination of mortgage-related and/or other asset-backed inverse floater, interest-only or principal-only securities.

(f)
From time to time, a Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

For the JNL/Red Rocks Listed Private Equity Fund:

(a)
At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a significant portion of their assets invested in or exposed to private companies or have as its stated intention to have a significant portion of its assets invested in or exposed to private companies (“Listed Private Equity Companies”), and (ii) derivatives or other instruments (such as exchange traded funds) that otherwise have the economic characteristics of Listed Private Equity Companies.

For the JNL/T. Rowe Price Established Growth Fund:

(a)	The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities.

(b)	The Fund may invest up to 10% of its total assets in hybrid instruments.

For the JNL/T. Rowe Price Mid-Cap Growth Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in mid-cap (as defined in the Prospectus) common stocks with above-average earnings growth potential.

(b)	The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

(c)	The Fund may invest up to 10% of its total assets in hybrid instruments.

For JNL/T. Rowe Price Short-Term Bond Fund:

(a)	The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.

(b)	The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities.

(c)	Normally, the Fund will invest at least 80% of its net assets in bonds and the Fund’s average effective maturity will not exceed three years.

(d)
The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

(e)	The Fund may also invest in other securities, and use futures, options, swaps, and other derivative instruments.

For the JNL/T. Rowe Price Value Fund:

(a)	The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

(b)	The Fund may invest up to 10% of its total assets in hybrid instruments.

(c)	The Fund may invest up to 10% of its total assets in high yield fixed income securities (“junk bonds”).

For JNL/UBS Large Cap Select Growth Fund:

(a)	The Fund will normally invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of U.S. large capitalization companies.

(b)	The Fund may invest up to 20% of its net assets in foreign equity securities.

For the JNL/WMC Balanced Fund:

(a)	At least 25% of its assets will be invested, under normal market conditions, in fixed income securities.

(b)	The Fund may invest up to 35% of its net assets in non-investment grade securities rated at least Ca by Moody’s, CC by S&P Ratings Services or CC by Fitch.

For the JNL/WMC Money Market Fund:

(a)
The Fund may not invest more than 5% of its assets in the securities of any one issuer or invest more than 5% of its assets in securities (other than U.S. government securities and repurchase agreements on such securities) that have not been rated in the highest category by the requisite rating agencies or, if unrated, have not been deemed to be of comparable quality, as determined in accordance with Rule 2a-7 under the 1940 Act.

(b)
The Fund may invest more than 25% of its total assets in banks and the banking industry.  There are no limitations on investments in U.S. government securities, including obligations issued or guaranteed by its agencies or instrumentalities.

For the JNL/WMC Value Fund:

(a)
The Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

(b)
The Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund’s net assets (taken at current value) would be invested in illiquid securities.

(c)	The Fund may not make short sales of securities (except short sales against the box).

(d)
The Fund may not purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

(e)
The Fund may not pledge, mortgage, hypothecate or encumber any of its securities except to secure permitted borrowings or to secure other permitted transactions.  The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

(f)	The Fund may not invest in interests in oil or gas or interests in other mineral exploration or development programs.

(g)
The Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund’s total assets as of the date the option is purchased.  The Fund may not sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund’s total assets.  Likewise, the Fund may not sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund’s assets.  In addition, the current market value all open futures positions held by the Fund may not exceed 50% of its total assets.

B.            INVESTMENT RESTRICTIONS APPLICABLE TO FEEDER FUNDS

Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.  Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

Each Feeder Fund has adopted the following fundamental investment restrictions; however, as long as the Feeder Funds remain invested in the corresponding Master Funds, each Feeder Fund is subject to such Master Fund’s restrictions as well, even if the Master Funds’ restrictions are more restrictive. If one or more Feeder Funds withdraws from its corresponding Master Fund and engages JNAM or a sub-adviser to provide portfolio management services to the Feeder Fund, that Feeder Fund would no longer be subject to the corresponding Master Fund’s investment restrictions and would be subject solely to the following investment restrictions.

All percentage limitations in the following Feeder Fund policies are considered at the time securities are purchased and are based on a Feeder Fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable Feeder Fund. In managing a Feeder Fund, the Feeder Fund’s investment adviser may apply more restrictive policies than those listed below.

1.            JNL/AMERICAN FUNDS FEEDER FUND POLICIES

Fundamental Policies – The investment objectives and principal investment strategies of JNL/American Funds Feeder Fund are set forth in the JNL/American Funds Feeder Funds’ prospectuses. The JNL/American Funds Feeder Funds have adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

a.           Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a JNL/American Funds Feeder Fund may not:

i.            Borrow money;

ii.           Issue senior securities;

iii.          Underwrite the securities of other issuers;

iv.          Purchase or sell real estate or commodities;

v.           Make loans; or

vi.          Purchase the securities of any issuer if, as a result of such purchase, a JNL/American Funds Feeder Fund’s investments would be concentrated in any particular industry.

b.	A JNL/American Funds Feeder Fund may not invest in companies for the purpose of exercising control of management.

Additional information about fundamental policies — The information below is not part of the JNL/American Funds Feeder Funds’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the JNL/American Funds Feeder Funds.

For purposes of fundamental policy a.i., the JNL/American Funds Feeder Funds may borrow money in amounts of up to 33-1/ 3% of their total assets from banks for any purpose, and may borrow up to 5% of their total assets from banks or other lender for temporary purposes .

For purposes of fundamental policy a.v., the JNL/American Funds Feeder Funds may not lend more than 33-1/3% of their total assets, except through the purchase of debt obligations.

For purposes of fundamental policy a.vi., the JNL/American Funds Feeder Funds may not invest 25% or more of their total assets in the securities of issuers in the same industry.

2.          AFIS MASTER FUND POLICIES
All percentage limitations in the following AFIS Master Fund policies are considered at the time securities are purchased and are based on an AFIS Master Fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable AFIS Master Fund. In managing an AFIS Master Fund, the AFIS Master Fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The AFIS Master Funds have adopted the following policies, which may not be changed without approval by holders of a majority of the AFIS Master Fund’s outstanding shares. Such majority is currently defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

a.           Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, an AFIS Master Fund may not:

i.           Borrow money;

ii.          Issue senior securities;

iii.         Underwrite the securities of other issuers;

iv.         Purchase or sell real estate or commodities;

v.           Make loans; or

vi.          Purchase the securities of any issuer if, as a result of such purchase, an AFIS Master Fund’s investments would be concentrated in any particular industry.

b.	An AFIS Master Fund may not invest in companies for the purpose of exercising control of management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

A JNL/American Funds Feeder Fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Additional information about fundamental policies — The information below is not part of the AFIS Master Funds’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the AFIS Master Funds.

For purposes of fundamental policy a.i., the AFIS Master Funds may borrow money in amounts of up to 33-1/ 3% of their total assets from banks for any purpose, and may borrow up to 5% of their total assets from banks or other lender for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days an dis not extended or renewed).   A reverse repurchase agreement may be considered the economic equivalent of borrowing by a JNL/American

Funds Feeder Fund; however, to the extent that a JNL/American Funds Feeder Fund covers its commitments under a reverse repurchase agreement (and under certain similar agreements and transactions) by segregating or earmarking liquid assets equal in value to the amount of the JNL/American Funds Feeder Fund’s commitment, such agreement will not be considered borrowing by the a JNL/American Funds Feeder Fund.

For purposes of fundamental policy a.v., the AFIS Master Funds may not lend more than 33-1/3% of their total assets, except through the purchase of debt obligations.

For purposes of fundamental policy a.vi., the AFIS Master Funds may not invest 25% or more of their total assets in the securities of issuers in the same industry.

C.            NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FEEDER FUNDS

Each Feeder Fund must:

a.           Maintain its assets so that, at the close of each quarter of its taxable year, it will qualify as a “Regulated Investment Company” under Subchapter M of the Code.

b.           Distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income and excise tax.
These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Board to the extent appropriate in light of changes to applicable tax law requirements.

D.            CLASSIFICATION

Each Feeder Fund (except for JNL/American Funds Global Bond Fund), through investments made by the applicable Master Fund, is a diversified series of an open-end management investment company. As a diversified fund, at least 75% of the value of each Feeder Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Feeder Fund’s assets nor more than 10% of the outstanding voting securities of such issuer.  JNL/American Funds Global Bond Fund, through investments made by the American Funds Global Bond Fund, has elected to be classified as a non-diversified series of an open-end management investment company.

A non-diversified fund, such as JNL/American Funds Global Bond Fund, is not required to comply with the diversification rules of the 1940 Act. Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since many factors affecting a given company could affect performance of the fund to a greater degree. A fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders but may change its classification status from non-diversified to diversified without such approval.

E.            INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

Non-Fundamental Investment Restrictions.  Unless otherwise indicated, all limitations applicable to Fund investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund’s investment portfolio, resulting from market fluctuations or other changes in a Fund’s total assets will not require a Fund to dispose of an investment. In the event that ratings services assign different ratings to the same security, the Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

From time to time, a Fund (except a Master Fund or a Feeder Fund) may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”).  Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Operating Policies.  The Trustees have adopted additional investment restrictions for the Funds.  The restrictions or operating policies of the Funds may be changed by the Trustees without shareholder approval.  The additional investment restrictions adopted by the Trustees to date include the following:

(a)   The Funds (other than the following Funds: JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, and Funds sub-advised by Standard & Poor’s Investment Advisory Services, LLC (except JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund)) will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.  The Feeder Funds will acquire securities of registered open-end investment companies in reliance upon Section 12(d)(1)(E) of the 1940 Act. The Feeder Funds are JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund. The JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund acquire securities of registered open-end investment companies in reliance on an exemption granted from the SEC.  However, the Funds will invest in investment companies to the extent permitted under Rule 12d1-1, Rule 12d1-2, and Rule 12d1-3 under the 1940 Act.

Minimum Requirement of Rule 35d-1.  Certain of the Funds, as noted immediately above or in the Prospectus, have adopted non-fundamental operating policies that require at least 80% (or, in the case of certain Funds, an amount greater than 80%) of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to Rule 35d-1.  This includes Funds of the Trust with names such as “equity,” “stock,” “bond,” “U.S. government,” “small, mid or large-cap,” or “high yield,” or which refer in the name of the Fund to a particular securities index, but does not include terms connoting a style of investing (as distinguished from a type of security) such as “growth,” “value” or “global.”

Insurance Law Restrictions.  In connection with the Trust’s agreement to sell shares to the separate accounts, JNAM and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the

Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds.  If a Fund failed to comply with such restrictions or limitations, the insurance company would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation.  Such restrictions and limitations are not expected to have a significant impact on the Trust’s operations.

VI.           TRUSTEES AND OFFICERS OF THE TRUST

The officers of the Trust manage its day-to-day operations and are responsible to the Trust’s Board.  The Trustees set broad policies for each Fund and choose the Trust’s officers. All of the Trustees also serve as Trustees and Managers for the other investment companies in the Fund Complex (as defined below).

The following is a list of the Trustees and officers of the Trust, a statement of their present positions and principal occupations during the past five years.  The following also lists the number of portfolios overseen by the Trustees and other directorships of public companies or other registered investment companies held by the Trustees.  Information regarding the board of trustees of the Master Funds is available in the Master Funds’ statement of additional information, which is delivered together with this SAI.

For purposes of this section, the term “Fund Complex” includes each of the following investment companies:  JNL® Series Trust (90 portfolios), JNL Investors Series Trust (2 portfolios), JNL Variable Fund LLC (20 portfolios), and JNL Strategic Income Fund LLC (1 portfolio).  Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.  The Term Fund Complex does not include other funds that are part of the same group of investment companies, including funds sponsored by Curian Capital, LLC.

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Interested Trustee

Mark D. Nerud (46) 1	Trustee 2	113
1 Corporate Way	(1/2007 to present)
Lansing, MI 48951
	President and Chief Executive
	Officer
	(12/2006 to present)

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Managing Board Member of Curian Capital, LLC (1/2011 to present) and Curian Clearing LLC (1/2011 to present); Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to 12/2010); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

Other Directorships Held by Trustee During Past 5 Years: None

Disinterested Trustees

Michael Bouchard (57)	Trustee 2	113
1 Corporate Way	(12/2003 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:
Sheriff, Oakland County, Michigan (1/1999 to present)

Other Directorships Held by Trustee During Past 5 Years: None

William J. Crowley, Jr. (67)	Trustee 2	113
1 Corporate Way	(1/2007 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:
Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Trustee During Past 5 Years:

Director of Alpha Natural Resources (07/2009 to present); Director of Foundation Coal Holdings, Inc. (from 12/2004 until 7/2009 when the company was acquired); Director of Provident Bankshares Corporation (from 5/2003 until 5/2009 when the company was acquired)

Dominic D’Annunzio (75)	Trustee 2	113
1 Corporate Way	(2/2002 to present)
Lansing, MI 48951
	Chairman of the Board
	(2/2004 to 12/2010)

Principal Occupation(s) During Past 5 Years:
Acting Commissioner of Insurance for the State of Michigan (1/1990 to 5/1990) and (8/1997 to 5/1998)

Other Directorships Held by Trustee During Past 5 Years: None

Michelle Engler (55)	Chair of the Board 3	113
1 Corporate Way	(1/2011 to present)
Lansing, MI 48951
	Trustee 2
	(12/2003 to present)

Principal Occupation(s) During Past 5 Years:
Attorney (1983 to present)

Other Directorships Held by Trustee During Past 5 Years:
Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer

James Henry, Ph.D. (74)	Trustee 2	113
1 Corporate Way	(1/2007 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:
Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to July 2009)

Other Directorships Held by Trustee During Past 5 Years: None

Richard McLellan (70)	Trustee 2	113
1 Corporate Way	(12/1994 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:
Attorney (2010 to present); Adjunct Associate Professor, Michigan State University (2008 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009)

Other Directorships Held by Trustee During Past 5 Years:
Member of the Board of Directors of ITC Holdings Corp. (11/2007 to 08/2012 )

William R. Rybak (62)	Trustee 2	113
1 Corporate Way	(1/2007 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:
Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Trustee During Past 5 Years:

Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Member of the Board of Trustees of Lewis University (10/2012 to present), Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 3/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present) since 2002; Member of the Board of Directors of The PrivateBancorp (2003 to present)

Patricia A. Woodworth (58)	Trustee 2	113
1 Corporate Way	(1/2007 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:
Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present)

Other Directorships Held by Trustee During Past 5 Years: None

1	Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Asset Management, LLC, the Adviser.
2	The interested and disinterested Trustees are elected to serve for an indefinite term.
3
Beginning January 1, 2011, the Chairperson shall serve as Chairperson for no more than three consecutive years and may not be re-elected as Chairperson until at least one year has elapsed since the end of the Chairperson’s term. Chairperson Engler’s term will lapse at the end of 2013.

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Officers

Danielle A. Bergandine (32)	Anti-Money Laundering Officer	Not Applicable
1 Corporate Way	(12/2007 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:

Senior Compliance Analyst of the Adviser (6/2009 to present); Anti-Money Laundering Officer of other Investment Company advised by Curian Capital, LLC (10/2011 to present); Compliance Analyst of the Adviser (08/2006 to 6/2009)

Karen J. Buiter (48)	Assistant Treasurer	Not Applicable
1 Corporate Way	(12/2008 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:

Vice President – Financial Reporting of the Adviser (7/2011 to present); Assistant Vice President – Financial Reporting of the Adviser (4/2008 to 6/2011); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Assistant Treasurer of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Treasurer of Henderson Global Funds (2/2004 to 3/2008)

Kelly L. Crosser (40)	Assistant Secretary	Not Applicable
1 Corporate Way	(9/2007 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:

Assistant Secretary of other Investment Companies advised by the Adviser (9/2007 to present); Assistant Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present)

Steven J. Fredricks (42)	Chief Compliance Officer	Not Applicable
1 Corporate Way	(1/2005 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/2005 to present); Chief Compliance Officer of other Investment Companies advised by Curian Capital, LLC (10/2011 to 5/2012 )

William Harding (38)	Vice President	Not Applicable
1 Corporate Way	(11/2012 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:

Vice President of the Adviser (10/2012 to present); Vice President of other Investment Companies advised by the Adviser (11/2012 to present); Head of Manager Research, Morningstar Associates (8/2011 to 10/2012); Director of Research, Morningstar Investment Services (1/2007 to 8/2011)

Daniel W. Koors (42)	Vice President	Not Applicable
1 Corporate Way	(12/2006 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:

Senior Vice President of the Adviser (1/2009 to present) and Chief Operating Officer of the Adviser (4/2011 to present); Chief Financial Officer of the Adviser (1/2007 to 4/2011); Treasurer and Chief Financial Officer of the Trust (12/2006 to 11/2011); Treasurer and Chief Financial Officer (Principal Financial Officer) of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President of the Adviser (1/2007 to 12/2008); Vice President of other Investment Companies advised by the Adviser (12/2006 to present); Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to 11/2011); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/2006 to 1/2009)

Kristen K. Leeman (37)	Assistant Secretary	Not Applicable
1 Corporate Way	(08/2012 to present)
Lansing, MI 48951

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Principal Occupation(s) During Past 5 Years:
Assistant Secretary of other Investment Companies advised by the Adviser (6/2012 to present); Senior Paralegal of Jackson National Life Insurance Company (03/2006 to present)

Gerard A. M. Oprins (54)	Vice President (06/2012 to	Not Applicable
1 Corporate Way	present)
Lansing, MI 48951	Treasurer and Chief Financial
Officer
(11/2011 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Financial Officer of the Adviser (4/2011 to present); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (3/2012 to present); Business Consultant (2009 to 3/2011); Partner, Ernst & Young LLP (1995 to 2009)

Michael Piszczek (55)	Vice President	Not Applicable
1 Corporate Way	(11/2007 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:

Vice President – Tax of the Adviser (7/2011 to present); Assistant Vice President – Tax of the Adviser (11/2007 to 6/2011); Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Vice President of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

Susan S. Rhee (41)	Vice President, Counsel and	Not Applicable
1 Corporate Way	Secretary
Lansing, MI 48951	(2/2004 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and General Counsel of the Adviser (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel (Chief Legal Officer) and Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/2004 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

Board Of Trustees Leadership Structure

The Board is responsible for oversight of the Trust, including risk oversight and oversight of Trust management.  The Board consists of eight disinterested Trustees and one interested Trustee.  The disinterested Trustees have retained outside independent legal counsel and meet at least quarterly with that counsel in executive session without the interested Trustee and management.

The Chairman of the Board is a disinterested Trustee.  The Chairman presides at all meetings of the Board at which the Chairman is present.  The Chairman exercises such powers as are assigned to him or her by the Trust’s organizational and operating documents and by the Board, which may include acting as a liaison with service providers, attorneys, the Trust’s officers including the Chief Compliance Officer and other Trustees between meetings.

The Board has established a committee structure to assist in overseeing the Trust. The Board has an Audit Committee, a Governance Committee, and two Investment Committees.  Each committee is comprised exclusively of disinterested Trustees, with the exception of one of the Investment Committees, which has the Interested Trustee as a member, and each is chaired by one or more different disinterested Trustees.  The disinterested chairperson(s) of each committee, among other things, facilitates communication among the disinterested Trustees, Trust management, service providers, and the full Board. The Trust has determined that the Board’s leadership structure is appropriate given the specific characteristics and circumstances of the Trust including, without limitation, the number of Funds that comprise the Trust, the net assets of the Trust and the Trust’s business and structure, because it allows the Board to exercise oversight in an orderly and efficient manner.

Risk Oversight

Consistent with its general oversight responsibilities, the Board oversees risk management of each Fund.  The Board administers its risk oversight function in a number of ways, both at the Board level and through its Committee structure, as deemed necessary and appropriate at the time in light of the specific characteristics or circumstances of the Funds.  As part of its oversight of risks, the Board or its Committees receive and consider reports from a number of parties, such as the Adviser, the Sub-Advisers, portfolio managers, the Trust’s independent auditors, the Trust’s officers including the Chief Compliance Officer, Jackson executives and outside counsel.  The Board also adopts and periodically reviews policies and procedures intended to address risks and monitors efforts to assess the effectiveness of the implementation of the policies and procedures in addressing risks.  It is possible that, despite the Board’s oversight of risk, not all risks will be identified, mitigated or addressed.  Further, certain risks may arise that were unforeseen.

Committees of the Board of Trustees

The Audit Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies.  The Audit Committee is responsible for the selection by the Board, of the Trust’s independent auditor, and for the approval of the auditor’s fee.  The Audit Committee also reviews the Trust’s internal controls regarding finance, accounting, legal compliance and the Trust’s auditing, accounting and financial processes generally.  The Audit Committee also serves as the Trust’s “Qualified Legal Compliance Committee”, for the confidential receipt, retention, and consideration of reports of evidence of material violations under rules of the SEC.  As of January 1, 2011, Messrs. Crowley, D’Annunzio, Henry, and Ms. Engler are members of the Audit Committee.  Mr. Crowley serves as Chair of the Audit Committee.  The Audit Committee had six meetings in the last fiscal year.

The Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees.  The Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Governance Committee, c/o Chair of the Governance Committee, Mr. William R. Rybak, P.O. Box 30902, Lansing, Michigan 48909-8402.  As of January 1, 2011, Messrs. Bouchard, McLellan, Rybak and Mesdames Engler and. Woodworth are members of the Governance Committee.  Mr. Rybak serves as Chair of the Governance Committee.  Mrs. Engler is an ex officio (non-voting) member of the Governance Committee.  The Governance Committee had four meetings in the last fiscal year.

The Investment Committees review the performance of the Funds.  Each Committee meets at least four times per year and reports the results of its review to the full Board at each regularly scheduled Board meeting.  Each disinterested Trustee sits on one of the two Committees.  Messrs. Crowley, D’Annunzio, Henry, and McLellan are members of Investment Committee A.  Mr. Henry serves as Chair of Investment Committee A.  Messrs. Bouchard and Rybak and Mesdames Engler and Woodworth are members of Investment Committee B.  Ms. Woodworth serves as Chair of Investment Committee B.  The Trustees do not receive any additional compensation for their service on the Investment Committees.

Certain Positions of Disinterested Trustees and their Family Members

As of December 31, 2012, none of the disinterested Trustees, but not any member of a disinterested Trustee’s immediate family, held a position (other than the disinterested Trustee’s position as such with the Trust) including as officer, employee, director or general partner during the two most recently completed calendar years with (i) any Fund, and/or  (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund.

Ownership of Trustees of Shares in the Funds of the Trust

As of December 31, 2012, the Trustees beneficially owned the following interests in shares of the Funds:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of equity Securities in All registered Investment Companies Overseen by the Trustee in the Family of Investment Companies
Mark D. Nerud1	$1 - $10,000	Over $100,000
JNL/Goldman Sachs Mid Cap Value Fund JNL/Mellon Capital International Index Fund JNL/PPM America High Yield Bond Fund JNL/PPM America Value Equity Fund
$10,001 - $50,000
JNL/Mellon Capital Small Cap Index Fund JNL/PIMCO Total Return Bond Fund
$50,000 - $100,000
JNL/Mellon Capital S&P 500 Index Fund JNL/Mellon Capital S&P 400 MidCap Index Fund JNL/WMC Value Fund
Over $100,000
JNL/T. Rowe Price Established Growth Fund JNL/T. Rowe Price Mid-Cap Growth Fund
Michael Bouchard 3	None	$ 50 ,001 - $ 100,000
William J. Crowley, Jr. 3	None	Over $100,000
Dominic D’Annunzio 3	None	Over $100,000
Michelle Engler 2	$1 - $10,000	Over $100,000
JNL/American Funds New World Fund JNL/Eagle Small Cap Equity Fund JNL/JPMorgan International Value Fund JNL/T. Rowe Price Mid-Cap Growth Fund
$10,000 - $50,000
JNL/Goldman Sachs Core Plus Bond Fund JNL/PIMCO Total Return Bond Fund JNL/PPM America High Yield Bond Fund JNL/T. Rowe Price Established Growth Fund JNL/T. Rowe Price Value Fund
James Henry 3	None	Over $100,000
Richard McLellan2	Over $100,000	Over $100,000
JNL/Mellon Capital S&P 500 Index Fund JNL/Mellon Capital S&P 400 Index Fund JNL/Mellon Capital Small Cap Index Fund JNL/Mellon Capital Bond Index Fund
William R. Rybak2	$50,001 - $100,000	Over $100,000
JNL/Mellon Capital S&P 400 Index Fund JNL/Mellon Capital Small Cap Index Fund
Over $100,000
JNL/Mellon Capital S&P 500 Index Fund
Patricia A. Woodworth 3	None	Over $100,000

1 The beneficial interests of Mr. Nerud in shares of the Funds reflected in the foregoing table are held by him through a qualified retirement plan maintained by Jackson for its officers and employees.
2 Messrs. McLellan and Rybak, and Ms. Engler owns a Jackson National Life Insurance Company variable annuity under which each of their  investments is allocated to the investment divisions that invest in the Funds.
3 Pursuant to the Deferred Compensation Plan, Messrs. Bouchard, Crowley, D’Annunzio, Henry and Ms. Woodworth deferred a portion of their compensation that tracks shares of one or more series of JNL Investors Series Trust.

As is described in the Prospectus, shares in the Funds of the Trust are sold only to Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York and to Jackson qualified and non-qualified retirement plans.

Ownership by Disinterested Trustees of Interests in Certain Affiliates of the Trust

As of December 31, 2012, none of the disinterested Trustees, nor any member of a disinterested Trustee’s immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.

Trustee Compensation

The Trustee who is an “interested person” receives no compensation from the Trust.  Effective January 1, 2013, each disinterested Trustee is paid by the Funds an annual retainer of $140,000, as well as a fee of $10,000 for each meeting of the Board attended.  The Chairman of the Board of Trustees receives an additional annual retainer of $45,000.  The Chair of the Audit Committee receives an additional annual retainer of $15,000 for his services in that capacity.  The members of the Audit Committee receive $2,500 for each in-person or telephonic Audit Committee meeting.  The Chair of the Governance Committee receives an additional annual retainer of $15,000 for his services in that capacity.  The members of the Governance Committee will receive $2,500 for each in-person or telephonic Governance Committee meeting.  If a Trustee participates in a Board meeting by telephone, the Trustee will receive half of the meeting fee.

Trustees will receive $2,500 per day plus travel expenses when traveling, on behalf of a Fund, out of town on Fund business (which, generally, does not include attending educational sessions or seminars).  However, if a Board or Committee meeting is held out of town, Trustees will not receive the “per diem” fee plus the Board or Committee fee for such out of town meeting, but rather will receive the greater of $2,500 or the meeting fee.

The disinterested Trustees and the Trust’s Chief Compliance Officer received the following compensation for their services during the fiscal year ended December 31, 2012:

Trustee	Aggregate Compensation from the Trust 1	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Michael Bouchard	$152,355	$0	$0	$178,000 4
William J. Crowley, Jr.	$169,472	$0	$0	$198,000 5
Dominic D’Annunzio	$156,634	$0	$0	$183,000 6
Michelle Engler 3	$182,312	$0	$0	$213,000
James Henry	$156,634	$0	$0	$183,000 7
Richard McLellan	$150,215	$0	$0	$175,500
William R. Rybak	$165,194	$0	$0	$193,000
Patricia Woodworth	$152,355	$0	$0	$178,000 8
Steven J. Fredricks 2	$272,612	$0	$0	$318,500

1
The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust, JNL Variable Fund LLC, and JNL Strategic Income Fund LLC (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees is $1,501,500.

2
Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

3	Ms. Engler is an ex officio (non-voting) member of the Governance Committee. Therefore, she does not receive any compensation as a member of the Governance Committee.
4	Amount includes $8,900 deferred by Mr. Bouchard.
5	Amount includes $148,500 deferred by Mr. Crowley.
6	Amount includes $91,500 deferred by Mr. D’Annunzio.
7	Amount includes $164,700 deferred by Mr. Henry.

8	Amount includes $178,000 deferred by Ms. Woodworth.

Neither the Trust nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Trustees.

Selection of Trustee Nominees

The Board is responsible for considering Trustee nominees at such times as it considers electing new Trustees to the Board.  The Governance Committee, on behalf of the Board, leads the Board in its consideration of Trustee candidates.  The Board and Governance Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Board or the Governance Committee may engage from time to time and will also consider shareholder recommendations.  The Board has not established specific, minimum qualifications that it believes must be met by a Trustee nominee.  In evaluating Trustee nominees, the Board and the Governance Committee consider, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules.  The Board and the Governance Committee also consider whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board.  There are no differences in the manner in which the Board and the Governance Committee evaluate nominees for Trustee based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a Trustee nominee should submit his or her recommendation in writing to the Chair of the Governance Committee, William R. Rybak, P.O. Box 30902, Lansing, Michigan 48909-8402.  At a minimum, the recommendation should include:

●	The name, address, date of birth and business, educational, and/or other pertinent background of the person being recommended;

●	A statement concerning whether the person is an “interested person” as defined in the 1940 Act;

●	Any other information that the Funds would be required to include in a proxy statement, under applicable SEC rules, concerning the person if he or she was nominated; and

●
The name and address of the person submitting the recommendation, together with an affirmation of the person’s investment, via insurance products, in the Funds and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Board and the Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential plc (the ultimate parent company of the Funds’ investment adviser and distributor) would be deemed an “interested person” under the 1940 Act.  In addition, certain other relationships with Prudential plc or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

Before the Governance Committee decides to nominate an individual as a Trustee, Board members customarily interview the individual in person.  In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information that must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Additional Information Concerning The Trustees

The below is a discussion, for each Trustee, of the particular experience, qualifications, attributes or skills that led to the conclusion that the Trustee should serve as a Trustee.  The Board monitors its conclusions in light of information subsequently received throughout the year and considers its conclusions to have continuing validity until the Board makes a contrary determination.  In reaching their conclusions, the Trustees considered various facts and circumstances and did not identify any factor as controlling, and individual Trustees may have considered additional factors or weighed the same factors differently.

Mark D. Nerud. Mr. Nerud is President and CEO of the Adviser, and President and CEO of other investment companies advised by the Adviser.  Mr. Nerud also served as Vice President – Fund Accounting & Administration of Jackson for 10 years.  Mr. Nerud is the former Chief Financial Officer of the Adviser and of other investment companies advised by the Adviser.  Mr. Nerud has a Bachelor of Arts in Economics from St. Olaf College.

The Board considered Mr. Nerud’s various roles and executive experience with the Adviser, his executive experience, financial and accounting experience, academic background, and his approximately six years experience as Trustee of the Trust.

Michael Bouchard.  Mr. Bouchard is currently Sherriff of Oakland County Michigan.  Mr. Bouchard has a Bachelor’s degree from Michigan State University, where he majored in criminal justice and police administration.

The Board considered Mr. Bouchard’s executive experience, academic background, and his approximately nine years experience as Trustee of the Trust.

William J. Crowley, Jr.  Mr. Crowley formerly served as Managing Partner (Baltimore Office) of Arthur Andersen, and currently serves on the board of Alpha Natural Resources. Mr. Crowley has a Bachelor of Arts and a Master’s in Business Administration from Michigan State University.

The Board considered Mr. Crowley’s accounting and financial experience, board experience with other companies, academic background, and his approximately six years experience as Trustee of the Trust.

Dominic D’Annunzio. Mr. D’Annunzio stepped down as Chairman of the Board at the end of 2010.  Mr. D’Annunzio is a former Acting Commissioner of Insurance for the State of Michigan.  Mr. D’Annunzio graduated from Walsh College with a degree in Accounting and Financial Administration.

The Board considered Mr. D’Annunzio’s experience with insurance matters, academic background, and his approximately eleven years experience as Trustee of the Trust, including eight years as Chairman of the Board.

Michelle Engler. Ms. Engler is currently the Chairperson of the Board.  Ms. Engler is a practicing attorney.  Ms. Engler is a former director of FHLMC.  Ms. Engler received her Bachelor’s degree in Government at the University of Texas and is a graduate of the University of Texas Law School.

The Board considered Ms. Engler’s executive experience, board experience with a financial company, academic background, legal training and practice, and her approximately nine years experience as Trustee of the Trust, including one year as Chairperson of the Board.

James Henry, Ph.D. Mr. Henry is Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University. Mr. Henry has an undergraduate degree in business and an MBA from Ohio University.  He also has a Master’s degree in Accounting and a Doctorate in Finance, Accounting and Economics Syracuse University.

The Board considered Mr. Henry’s financial experience, academic background and his approximately six years experience as Trustee of the Trust.

Richard McLellan.  Mr. McLellan is Senior Counsel, and former Member of Dykema Gossett PLLC (law firm).  He is an Adjunct Associate Professor at Michigan State University. Mr. McLellan received his bachelor’s degree from Michigan State University and is a graduate of the University of Michigan Law School.

The Board considered Mr. McLellan’s legal training and practice, academic background and his approximately eighteen years experience as Trustee of the Trust.

William R. Rybak. Mr. Rybak formerly served as Chief Financial Officer of Van Kampen Investments and is a Board Member of several corporate boards, including another mutual fund company.  Mr. Rybak has a Bachelor of Arts degree in Accounting from Lewis University and a Master’s of Business Administration from the University of Chicago.

The Board considered Mr. Rybak’s board experience with other companies, financial experience, academic background and approximately six years experience as Trustee of the Trust.

Patricia A. Woodworth. Ms Woodworth is Vice President, Chief Financial Officer and Chief Operating Officer of The J. Paul Getty Trust, and is former Executive Vice President for Finance and Administration, Chief Financial Officer of the Art Institute of Chicago.  Ms. Woodworth has a Bachelor of Arts from the University of Maryland.

The Board considered Ms. Woodworth’s executive experience, financial experience, academic background, and approximately six years experience as Trustee of the Trust.

VII.PRINCIPAL HOLDERS OF THE TRUST’S SHARES

As of April 5, 2013, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.

Because shares in the Trust are sold only to Jackson, Jackson NY, certain Funds of the Trust organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts and certain retirement plans, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes referred to as “pass through” voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as “echo” voting.  Master Fund proxies solicited from Feeder Funds are voted in accordance with applicable provisions of Section 12 of the 1940 Act.

As of April 5, 2013, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/AQR Managed Futures Strategy Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	23,559,645.199	40.75%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	11,721,654.462	20.27%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	8,929,573.622	15.44%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	4,676,102.165	8.09%
Curian Guidance – Institutional 100 Fund	7601 Technology Way Denver, CO 80237	3,340,161.706	5.78%
JNL/AQR Managed Futures Strategy Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.000	100.00%
JNL/BlackRock Commodity Securities Fund (Class A)

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	13,716,470.045	9.42%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	12,603,663.644	8.65%
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	10,000,601.628	6.87%
JNL/Brookfield Global Infrastructure Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	6,888,676.401	23.40%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	3,440,456.839	11.69%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	2,585,800.244	8.78%
JNL/Brookfield Global Infrastructure Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,003.610	65.83%
JNL/DFA U.S. Core Equity Fund (Class A)
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	4,432,328.507	15.01%
JNL/Eagle Small Cap Equity Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	10,357,434.146	17.57%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	6,543,748.958	11.10%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	4,361,929.677	7.40%
JNL/Eastspring Investments Asia ex-Japan Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,725.544	43.84%
JNL/Franklin Templeton Global Growth Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	1 Corporate Way Lansing, MI 48951	45,440,941.785	61.92%
JNL/Franklin Templeton Global Multisector Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	28,260,528.854	28.58%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	12,574,340.671	12.72%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	5,371,115.293	5.43%
JNL/Franklin Templeton Global Multisector Bond Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,017.293	34.52%
JNL/Franklin Templeton Income Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	1 Corporate Way Lansing, MI 48951	39,190,917.893	24.59%
JNL/Franklin Templeton Mutual Shares Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	1 Corporate Way Lansing, MI 48951	43,585,440.209	48.26%
JNL/Franklin Templeton Small Cap Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	20,441,565.878	26.91%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	14,660,787.926	19.30%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	5,526,843.353	7.28%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	4,344,775.112	5.72%

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/Goldman Sachs Core Plus Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	6,196,846.978	8.65%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	4,324,466.328	6.04%
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	17,806,675.363	25.88%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	8,944,214.291	13.00%
JNL/Goldman Sachs Mid Cap Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	21,626,512.755	23.53%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	13,647,064.786	14.85%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	8,211,531.784	8.94%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	5,941,847.077	6.47%
JNL/Goldman Sachs Mid Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	582,093.241	48.93%
JNL/Goldman Sachs U.S. Equity Flex Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,326.517	39.63%
JNL/Invesco Global Real Estate Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	14,429,598.565	9.66%
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	10,361,856.213	6.94%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	10,073,824.408	6.75%
JNL/Invesco International Growth Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	12,430,537.981	17.66%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	9,205,813.036	13.08%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	4,319,340.155	6.14%
JNL/Invesco Large Cap Growth Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	19,540,174.843	24.65%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	14,952,764.500	18.87%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	7,608,831.837	9.60%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	6,812,408.259	8.60%
JNL/Invesco Small Cap Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	7,230,103.936	22.85%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	2,275,650.085	7.19%
JNL/JPMorgan International Value Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	9,120,322.317	12.67%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	8,761,099.196	12.18%
JNL/JPMorgan MidCap Growth Fund (Class A)

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	8,602,483.973	32.80%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	2,073,466.331	7.90%
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	18,351,910.203	16.57%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	15,794,222.270	14.26%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	14,695,757.357	13.27%
JNL/Lazard Emerging Markets Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	17,792,196.796	14.55%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	14,570,197.671	11.91%
JNL/M&G Global Basics Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	7,478,871.221	47.43%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	3,528,174.968	22.37%
JNL/M&G Global Leaders Fund (Class A)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	546,405.369	13.83%
JNL/M&G Global Leaders Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,220,825	85.60%
JNL/Mellon Capital Management Bond Index Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	32,401,572.770	20.43%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	29,233,244.896	18.43%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	28,370,565.109	17.89%
JNL/Mellon Capital Management Index 5 Fund	1 Corporate Way Lansing, MI 48951	9,285,807.861	5.85%
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (Class A)
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	3,563,629.773	41.58%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	2,178,149.231	25.42%
JNL Disciplined Growth Fund	1 Corporate Way Lansing, MI 48951	1,615,559.723	18.85%
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.000	94.66%
JNL/Mellon Capital Management Emerging Markets Index Fund (Class A)
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	9,572,365.958	20.62%
JNL Disciplined Growth Fund	1 Corporate Way Lansing, MI 48951	5,423,625.108	11.69%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	5,165,789.727	11.13%
JNL/Mellon Capital Management Emerging Markets Index Fund (Class B)

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,005.482	75.40%
JNL/Mellon Capital Management European 30 Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	12,355.612	92.55%
JNL/Mellon Capital Management Global Alpha Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	20,709,144.894	39.44%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	10,309,035.382	19.63%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	7,840,388.481	14.93%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	4,095,374.086	7.80%
Curian Guidance – Institutional Alt 100 Fund	7601 Technology Way Denver, CO 80237	2,937,764.737	5.59%
JNL/Mellon Capital Management Global Alpha Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,367.209	47.68%
JNL/Mellon Capital Management International Index Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	23,887,883.971	16.47%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	22,124,709.154	15.25%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	15,464,783.187	10.66%
JNL/Mellon Capital Management Index 5 Fund	1 Corporate Way Lansing, MI 48951	9,217,752.252	6.35%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	8,611,840.151	5.94%
JNL/Mellon Capital Management International Index Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	942,656.320	46.67%
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class A)
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	1,713,433.317	19.83%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	1,002,406.260	11.60%
JNL Disciplined Growth Fund	1 Corporate Way Lansing, MI 48951	786,986.130	9.11%
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,601.108	59.51%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)
JNL/Mellon Capital Management Index 5 Fund	1 Corporate Way Lansing, MI 48951	7,602,014.614	10.58%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	6,064,370.136	8.44%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	3,714,666.213	5.17%
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)
JNL/Mellon Capital Management Index 5 Fund	1 Corporate Way Lansing, MI 48951	9,370,364.052	6.64%

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/Mellon Capital Management Small Cap Index Fund (Class A)
JNL/Mellon Capital Management Index 5 Fund	1 Corporate Way Lansing, MI 48951	8,568,811.342	10.15%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	5,764,948.195	6.83%
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	4,347,365.411	5.15%
JNL/Mellon Capital Management Small Cap Index Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	464,349.273	44.23%
JNL/Morgan Stanley Mid Cap Growth Fund (Class A)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	501,922.129	21.62%
JNL/Morgan Stanley Mid Cap Growth Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,047.287	99.79%
JNL/Neuberger Berman Strategic Income Fund (Class A)
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	781,265.456	7.99%
JNL/Neuberger Berman Strategic Income Fund (Class A)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.00	87.15%
JNL/Oppenheimer Global Growth Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	8,940,267.185	15.23%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	4,508,238.881	7.68%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	4,161,096.467	7.09%
JNL/PIMCO Real Return Fund (Class A)
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	18,881,914.200	8.18%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	15,922,556.869	6.90%
JNL/PIMCO Total Return Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	39,537,254.775	8.89%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	24,947,303.009	5.61%
JNL/PPM America Floating Rate Income Fund (Class A)
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	11,261,388.174	14.99%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	9,828,375.204	13.08%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	9,623,206.391	12.81%
JNL/PPM America High Yield Bond Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	27,163,634.779	8.51%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	25,734,949.660	8.07%
JNL/PPM America Mid Cap Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	1,435,991.727	7.11%

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	1,435,991.727	7.11%
JNL/PPM America Mid Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,099.478	62.39%
JNL/PPM America Small Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	833,272.381	99.42%
JNL/PPM America Value Equity Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	28,072.726	86.10%
JNL/Red Rocks Listed Private Equity Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	14,823,929.844	20.50%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	7,433,776.703	10.28%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	5,454,031.032	7.54%
JNL/S&P Competitive Advantage Fund (Class A)
JNL/S&P 4 Fund	1 Corporate Way Lansing, MI 48951	27,844,247.414	39.54%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	7,322,939.632	10.40%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	6,741,357.455	9.57%
JNL/S&P Dividend Income & Growth Fund (Class A)
JNL/S&P 4 Fund	1 Corporate Way Lansing, MI 48951	30,479,987.616	25.61%
JNL/S&P Intrinsic Value Fund (Class A)
JNL/S&P 4 Fund	1 Corporate Way Lansing, MI 48951	31,950,944.407	43.58%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	5,635,932.725	7.69%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	4,462,501.986	6.09%
JNL/S&P Total Yield Fund (Class A)
JNL/S&P 4 Fund	1 Corporate Way Lansing, MI 48951	34,092,563.498	59.18%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	3,801,676.019	6.60%
JNL/T. Rowe Price Established Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	15,577,555.279	15.07%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	13,230,662.158	12.80%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	8,170,912.631	7.90%
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	3,162,431.016	5.22%
JNL/T. Rowe Price Short-Term Bond Fund (Class A)
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	66,153,736.069	32.76%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	43,139,983.172	21.37%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	24,155,582.874	11.96%

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/T. Rowe Price Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	28,608,117.767	21.39%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	19,044,671.281	14.24%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	16,745,945.282	12.52%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	7,181,181.905	5.37%
JNL/WMC Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	15,678,822.707	22.54%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	10,707,865.358	15.39%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	9,842,939.341	14.15%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	4,721,848.129	6.79%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant separate accounts.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Trust, as of April 5, 2013, the following persons may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/American Funds Global Small Capitalization Fund (Class B)
	Hamersly Irrevocable Trust 13200 Southeast Nixon Milwaukie, OR 97222	2,642.637	25.60%
JNL/American Funds International Fund (Class B)
	Cynthia Wilson Henry Irrevocable Trust 222 State Road 60 East Lake Wales, FL 33853	4,017.995	30.06%
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class B)
	P & A Charitable LP 6426 John Jackson Ct. Fairfax Station, VA 20039	20,493.230	29.80%
JNL/M&G Global Basics Fund (Class B)
	Raymond Goodson 3008 Fallentine Road Sandy, UT 84093	2,860.617	34.90%
JNL/S&P Dividend Income & Growth Fund (Class B)
	Richard Doviak 5155 Deeson Point Court Lakeland, FL 33805	14,350.460	35.28%
JNL/WMC Balanced Fund (Class B)
	Roden Insurance Trust 4800 E 42nd Street Suite 310 Odessa, TX 79762	25,324.800	38.40%

The S&P Funds noted above are Funds of the Trust.  The address for the S&P Funds and Jackson is 1 Corporate Way, Lansing, Michigan 48951.

VIII.           INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICE PROVIDERS

Investment Adviser

Jackson National Asset Management, LLC

JNAM, 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust. As investment adviser, JNAM provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees. It may be terminated at any time upon 60 days notice by the Adviser, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement.  The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the Trust pays Adviser a fee in respect of each Fund as described in the Prospectus.  The fee paid by the Trust to the Adviser for the fiscal years ended December 31, 2010, December 31, 2011, and December 31, 2012, were  $181,128,805, $273,565,422, and $351,831,356, respectively.

The JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, and JNL/S&P 4 Fund do not charge an investment advisory fee. The JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund, JNL/Morgan Stanley Mid Cap Growth Fund, and JNL/Neuberger Berman Strategic Income Fund commenced operations on April 30, 2012.  For the fiscal years ended December 31, 2012, 2011 and 2010 , the fees incurred by each remaining Fund (before any fee waivers) pursuant to the Management Agreement were as follows:

Fund	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds® Blue Chip Income and Growth Fund 6	$3,990,200	$1,979,154	$291,864
JNL/American Funds Global Bond Fund 7	$2,848,431	$1,625,980	$237,233
JNL/American Funds Global Small Capitalization Fund 8	$1,288,899	$855,549	$162,265
JNL/American Funds Growth-Income Fund 9	$4,709,315	$2,269,874	$323,676
JNL/American Funds International Fund 10	$2,402,283	$1,447,604	$267,677
JNL/American Funds New World Fund 11	$3,870,355	$2,193,639	$349,932
JNL Institutional Alt 20 Fund	$1,420,553	$1,027,595	$572,730
JNL Institutional Alt 35 Fund	$1,970,689	$1,432,238	$797,580
JNL Institutional Alt 50 Fund	$2,581,561	$1,725,596	$915,414
JNL Institutional Alt 65 Fund	$1,215,691	$1,218,050	$638,880
JNL/American Funds Balanced Allocation Fund	$146,115	n/a	n/a
JNL/American Funds Growth Allocation Fund	$95,237	n/a	n/a
JNL/AQR Managed Futures Strategy Fund	$4,658,194	$1,372,973	n/a
JNL/BlackRock Commodity Securities Strategy Fund (formerly, JNL/BlackRock Commodity Securities Fund)	$7,665,075	$6,877,063	$4,543,578
JNL/BlackRock Global Allocation Fund1	$7,918,399	$2,592,789	$149,632
JNL/Brookfield Global Infrastructure Fund	$1,595,088	$51,382	n/a
JNL/Capital Guardian Global Balanced Fund	$2,596,179	$2,430,970	$2,028,278

Fund	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Capital Guardian Global Diversified Research Fund	$2,349,026	$2,452,515	$2,660,605
JNL/UBS Large Cap Select Growth Fund	$3,155,890	$3,611,761	$4,509,793
JNL/DFA U.S. Core Equity Fund 4	$1,636,765	$1,408,585	$999,237
JNL/Eagle SmallCap Equity Fund	$6,864,150	$5,179,722	$2,551,317
JNL/Franklin Templeton Global Growth Fund	$4,042,920	$3,638,620	$2,949,667
JNL/Franklin Templeton Global Multisector Bond Fund	$3,760,523	$92,682	n/a
JNL/Franklin Templeton Income Fund	$9,159,611	$7,617,509	$5,686,732
JNL/Franklin Templeton International Small Cap Growth Fund	$2,295,317	$2,129,005	$1,637,077
JNL/Franklin Templeton Mutual Shares Fund	$5,610,641	$4,823,378	$3,706,121
JNL/Franklin Templeton Small Cap Value Fund	$4,442,687	$3,034,229	$1,860,174
JNL/Goldman Sachs Core Plus Bond Fund	$6,142,730	$5,752,439	$5,473,572
JNL/Goldman Sachs Emerging Markets Debt Fund	$6,150,045	$5,984,190	$3,728,293
JNL/Goldman Sachs Mid Cap Value Fund	$6,110,635	$4,834,597	$2,636,385
JNL/Goldman Sachs U.S. Equity Flex Fund	$937,782	$854,883	$811,486
JNL/Invesco Global Real Estate Fund	$6,660,307	$5,019,235	$3,293,251
JNL/Invesco International Growth Fund	$4,621,642	$4,150,567	$3,133,630
JNL/Invesco Large Cap Growth Fund	$7,138,188	$6,528,177	$4,774,445
JNL/Invesco Small Cap Growth Fund	$2,246,224	$1,650,714	$962,357
JNL/Ivy Asset Strategy Fund	$15,993,575	$12,388,475	$5,195,473
JNL/JPMorgan International Value Fund	$3,949,815	$4,137,960	$3,419,616
JNL/JPMorgan MidCap Growth Fund	$3,886,367	$2,334,421	$1,280,112
JNL/JPMorgan U.S. Government & Quality Bond Fund	$5,793,401	$4,308,478	$3,474,540
JNL/Lazard Emerging Markets Fund2	$11,102,425	$11,612,210	$8,405,316
JNL/Lazard Mid Cap Equity Fund	$1,593,817	$1,563,844	$1,273,281
JNL/M&G Global Basics Fund	$2,436,602	$2,278,153	$1,092,718
JNL/M&G Global Leaders Fund	$348,581	$305,115	$192,345
JNL/Mellon Capital European 30 Fund (formerly, JNL/Mellon Capital Management European 30 Fund)	$92,848	$87,855	$56,480
JNL/Mellon Capital Pacific Rim 30 Fund (formerly, JNL/Mellon Capital Management Pacific Rim 30 Fund)	$319,978	$176,292	$104,069
JNL/Mellon Capital S&P 500 Index Fund (formerly, JNL/Mellon Capital Management S&P 500 Index Fund)	$3,508,900	$3,406,649	$2,851,452
JNL/Mellon Capital S&P 400 MidCap Index Fund (formerly, JNL/Mellon Capital Management S&P 400 MidCap Index Fund)	$2,274,725	$1,983,242	$1,553,107
JNL/Mellon Capital Small Cap Index Fund (formerly, JNL/Mellon Capital Management Small Cap Index Fund)	$2,468,901	$2,047,086	$1,612,836
JNL/Mellon Capital International Index Fund (formerly, JNL/Mellon Capital Management International Index Fund)	$3,733,948	$3,220,714	$2,405,104
JNL/Mellon Capital Bond Index Fund (formerly, JNL/Mellon Capital Management Bond Index Fund)	$4,470,052	$3,921,539	$2,930,468
JNL/Mellon Capital Global Alpha Fund (formerly, JNL/Mellon Capital Management Global Alpha Fund)	$5,122,380	$4,586,853	$1,281,776
JNL/Mellon Capital Emerging Markets Index Fund (formerly, JNL/Mellon Capital Management Emerging Markets Index Fund)	$1,070,450	$125,259	n/a
JNL/Mellon Capital Dow Jones U.S. Contrarian Index Fund (formerly, JNL/Mellon Capital Management Dow Jones U.S. Contrarian Index Fund)	$141,081	n/a	n/a
JNL/Mellon Capital Utilities Sector Fund	n./a	n/a	n/a
JNL/Morgan Stanley Mid Cap Growth Fund	$57,207	n/a	n/a
JNL/Neuberger Berman Strategic Income Fund	$184,754	n/a	n/a
JNL/Oppenheimer Global Growth Fund	$3,995,368	$3,488,455	$2,297,101

Fund	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Eastspring Investments Asia ex-Japan Fund	$1,242,423	$1,176,293	$1,002,462
JNL/Eastspring Investments China-India Fund	$3,047,879	$3,101,195	$2,466,903
JNL/PIMCO Real Return Fund	$14,930,809	$10,571,540	$7,504,156
JNL/PIMCO Total Return Bond Fund	$23,589,583	$17,454,965	$14,577,873
JNL/PPM America Floating Rate Income Fund	$3,378,876	$2,608,439	n/a
JNL/PPM America High Yield Bond Fund	$7,326,029	$5,098,041	$3,214,835
JNL/PPM America Mid Cap Value Fund	$1,235,052	$979,030	$373,188
JNL/PPM America Small Cap Value Fund	$767,295	$588,503	$319,296
JNL/PPM America Value Equity Fund	$670,241	$640,962	$552,710
JNL/Red Rocks Listed Private Equity Fund	$5,299,876	$5,864,847	$3,254,782
JNL/WMC Balanced Fund	$9,370,895	$6,859,394	$4,372,803
JNL/WMC Money Market Fund3	$2,908,553	$2,436,093	$2,162,952
JNL/WMC Value Fund	$6,591,829	$5,873,592	$4,521,083
JNL/T. Rowe Price Established Growth Fund	$13,165,806	$10,011,251	$6,848,310
JNL/T. Rowe Price Mid-Cap Growth Fund	$11,659,509	$10,847,479	$7,343,463
JNL/T. Rowe Price Short-Term Bond Fund	$6,102,506	$4,630,380	$2,960,408
JNL/T. Rowe Price Value Fund 5	$9,395,154	$7,948,802	$5,737,471
JNL/S&P Competitive Advantage Fund	$2,749,713	$1,445,013	$1,058,824
JNL/S&P Dividend Income & Growth Fund	$4,264,507	$2,361,271	$1,260,863
JNL/S&P Intrinsic Value Fund	$2,553,770	$1,724,521	$1,129,587
JNL/S&P Total Yield Fund	$1,826,863	$1,253,675	$967,961
JNL/S&P Managed Conservative Fund	$1,490,199	$1,146,056	$884,866
JNL/S&P Managed Moderate Fund	$2,316,987	$1,796,613	$1,291,967
JNL/S&P Managed Moderate Growth Fund	$3,637,068	$2,884,005	$2,027,420
JNL/S&P Managed Growth Fund	$2,583,879	$2,164,386	$1,624,053
JNL/S&P Managed Aggressive Growth Fund	$1,037,435	$930,020	$771,974
JNL Disciplined Moderate Fund	$736,558	$534,198	$323,068
JNL Disciplined Moderate Growth Fund	$783,518	$587,799	$366,648
JNL Disciplined Growth Fund	$326,022	$211,195	$130,203

1The Investment Adviser waived $1,200,625 and $109,730 of its management fee for the fiscal years ended December 31, 2011 and 2010, respectively, while the Fund operated under a master-feeder structure. Effective August 29, 2011, the JNL/BlackRock Global Allocation Fund no longer utilized a master-feeder structure.
2 The Investment Adviser waived $99,999, $34,246, and $0 of its management fee for the fiscal years ended December 31, 2012, 2011, and 2010 respectively.
3The Investment Adviser waived $2,908,553, $2,436,093, and $2,162,952 of its management fee for the fiscal years ended December 31, 2012, 2011, and 2010 respectively.
4 The Investment Adviser waived $209,374, $0, and $0 of its management fee for the fiscal years ended December 31, 2012, 2011, and 2010 respectively.
5 The Investment Adviser waived $117,144, $0, and $0 of its management fee for the fiscal years ended December 31, 2012, 2011, and 2010 respectively.
6 The Investment Adviser waived $2,565,130, $1,272,316, and $187,627 of its management fee for the fiscal years ended December 31, 2012, 2011, and 2010 respectively.
7 The Investment Adviser waived $2,238,048, $1,277,555, and $186,397 of its management fee for the fiscal years ended December 31, 2012, 2011, and 2010 respectively.
8 The Investment Adviser waived $1,031,117, $684,442, and $129,813 of its management fee for the fiscal years ended December 31, 2012, 2011, and 2010 respectively.
9 The Investment Adviser waived $2,691,044, $1,297,069, and $184,957 of its management fee for the fiscal years ended December 31, 2012, 2011, and 2010 respectively.
10 The Investment Adviser waived $1,554,419, $936,684, and $173.203 of its management fee for the fiscal years ended December 31, 2012, 2011, and 2010 respectively.
11 The Investment Adviser waived $2,948,841, $1,671,344, and $266,615 of its management fee for the fiscal years ended December 31, 2012, 2011, and 2010 respectively.

Investment Sub-Advisers and Portfolio Managers

In addition to providing the services described above, the Adviser may, subject to the approval of the Trustees of the Trust, select, contract with and compensate Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust.  The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

AQR Capital Management, LLC

AQR Capital Management, LLC (“AQR”) is located at Two Greenwhich Plaza, 3rd Floor, Greenwich, Connecticut 06830.  AQR is a Delaware Limited Liability Company.  AQR, a Delaware limited liability company founded in 1998, is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“ AQR Holdings”), which has no activities other than holding the interests of AQR.   AQR Holdings is a subsidiary of AQR Capital Management Group, L.P. (“AQR LP”) which has not activities other than holding the interests of AQR Holdings.   Clifford Asness, Ph.D. may be deemed to control AQR indirectly through his significant ownership interest in AQR LP .

Portfolio Manager Compensation Structure

Compensation for Portfolio Managers that are Principals: The compensation for each of the portfolio managers that are a Principal of AQR is in the form of distributions based on the revenues generated by AQR. Distributions to each portfolio manager are based on cumulative research, leadership and other contributions to AQR.  Revenue distributions are also a function of assets under management and performance of the funds managed by AQR. There is no direct linkage between performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

Clifford S. Asness, Ph.D.	Number Of Accounts	Total Assets
registered investment companies:	25	$ 8,706,220,350
other pooled investment vehicles:	36	$ 7,632,682,593
other accounts:	54	$ 17,848,166,053

John M. Liew, Ph.D.	Number Of Accounts	Total Assets
registered investment companies:	15	$ 7,674,663,209
other pooled investment vehicles:	28	$ 5,673,230,131
other accounts:	23	$ 10,212,635,217

Brian K. Hurst	Number Of Accounts	Total Assets
registered investment companies:	11	$ 10,968,843,548
other pooled investment vehicles:	31	$ 17,150,036,472
other accounts:	24	$ 10,574,334,581

Yao Hua Ooi	Number Of Accounts	Total Assets
registered investment companies:	11	$ 10,968,843,548
other pooled investment vehicles:	22	$ 13,729,172,724
other accounts:	2	$ 335,138,567

Accounts where advisory fee is based on account performance

Clifford S. Asness, Ph.D.	Number Of Accounts	Total Assets
registered investment companies:	2	$ 126,918,156
other pooled investment vehicles:	26	$ 4,778,561,156
other accounts:	17	$ 6,897,167,894

John M. Liew, Ph.D.	Number Of Accounts	Total Assets
registered investment companies:	1	$ 84,738,316
other pooled investment vehicles:	18	$ 3,851,661,468
other accounts:	6	$ 4,031,674,871

Brian K. Hurst	Number Of Accounts	Total Assets
registered investment companies:	0	$ 0
other pooled investment vehicles:	18	$ 11,630,273,920
other accounts:	7	$ 4,393,374,236

Yao Hua Ooi	Number Of Accounts	Total Assets
registered investment companies:	0	$ 0
other pooled investment vehicles:	9	$ 8,955,399,293
other accounts:	1	$ 63,178,199

Conflicts of Interest

Each of the portfolio managers is also responsible for managing other accounts in addition to the Fund, including other accounts of AQR or its affiliates, such as separately managed accounts for foundations, endowments, pension plans, and high net-worth families. Other accounts may also include accounts managed by the portfolio managers in a personal or other capacity, and may include registered investment companies and unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act of 1940 (such companies are commonly referred to as “hedge funds”). Management of other accounts in addition to the Fund can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. Because of their positions with respect to the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with similar investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by AQR or its affiliates, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, AQR, or the portfolio manager may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts or may not be allocated the full amount of the securities sought to be traded. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of AQR that the overall benefits outweigh any disadvantages that may arise from this practice.  Subject to applicable laws and/or account restrictions, AQR may buy, sell or hold securities for other accounts while entering into a different or opposite investment decision for the Fund.

AQR and its portfolio managers may also face a conflict of interest where some accounts pay higher fees to AQR than others, such as by means of performance fees.

AQR has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts that may arise in connection with the management of the Fund, other funds managed by AQR or its affiliates, separately managed accounts, and other accounts.

Security Ownership of Research Portfolio Coordinators for the JNL/AQR Managed Futures Strategy Fund

Security Ownership of Portfolio Manager(s)	Clifford S. Asness, Ph.D.	John M. Kiew, Ph.D.	Brian K. Hurst	Yao Hua Ooi
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

BlackRock Investment Management, LLC

BlackRock Investment Management, LLC (“BlackRock”) is located at 1 University Square Drive, Princeton, New Jersey 08540-6455 serves as the Sub-Adviser to the JNL/BlackRock Commodity Securities Strategy Fund and JNL/BlackRock Global Allocation Fund.  BlackRock is a wholly-owned subsidiary of BlackRock, Inc.

Portfolio Manager Compensation Structure

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base compensation.   Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation – Messrs. Stattman, Chamby and Roldan
Generally, discretionary incentive compensation for Global Allocation portfolio managers is based on a formulaic compensation program.  The team’s formulaic portfolio manager compensation program is based on team revenue with a measure of operational efficiency, and pre-tax investment performance relative to benchmark over 1 and 5-year performance periods.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, the benchmark for the Fund and other accounts are a combination of S&P 500 Index, FTSE World Index (Ex. US), Bank of America Merrill Lynch 5 Year Treasury Index and Citigroup World Government Bond Index.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management.

Discretionary Incentive Compensation – Mr. Shearer
Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program.  BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are Lipper Equity Income and Lipper Global Natural Resources classification.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation – Mr. Shimell
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.   In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable.  Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable.  Mr. Shimell’s performance is not measured against a specific benchmark.

Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance.  Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Messrs. Shearer and Shimell have each received long-term incentive awards.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products.  All of the eligible portfolio managers have participated in the deferred compensation program.

Other compensation benefits.   In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the IRS limit ($250,000 for 2012).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into an index target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the Purchase Date.  Messrs. Shearer, Stattman, Chamby and Roldan are each eligible to participate in these plans.

United Kingdom-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a Group Personal Pension Plan (GPPP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution to the GPPP is between 6% to 15% (dependent on service related entitlement) of eligible pay capped at £150,000 per annum. The GPPP offers a range of investment options, including several collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, in the absence of an investment election being made, are invested into a passive balanced managed fund. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the Purchase Date.  Mr. Shimell is eligible to participate in these plans.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/BlackRock Commodity Securities Strategy Fund
	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Bob Shearer	12	5	6	0	0	1
	$29.61 Billion	$2 Billion	$178.1 Million	$0	$0	$35.7 Million
Rob Shimell	1	10	5	0	0	0
	$358.1 Million	$3.72 Million	$354.5 Million	$0	$0	$0

JNL/BlackRock Global Allocation Fund
	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Dennis W. Stattman	6	3	0	0	1	0
	$65.19 billion	$14.63 billion	$0	$0	$913.5 Million	$0
Dan Chamby	6	3	0	0	1	0
	$65.19 billion	$14.63 billion	$0	$0	$913.5 Million	$0
Romualdo Roldan	6	3	0	0	1	0
	$65.19 billion	$14.63 billion	$0	$0	$913.5 Million	$0

Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.  Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund.   It should also be noted that a portfolio manager may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees.  Such portfolio managers may therefore be entitled to receive a portion of any incentive fees earned on such accounts. Currently, the portfolio managers of this fund are not entitled to receive a portion of incentive fees of other accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Security Ownership of Portfolio Managers for the JNL/BlackRock Commodity Securities Strategy Fund

Security Ownership of Portfolio Managers	Robert M. Shearer, CFA	Robert Shimell
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/BlackRock Global Allocation Fund

Security Ownership of Portfolio Managers	Dennis W. Stattman	Dan Chamby	Romualdo Roldan
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Brookfield Investment Management Inc.

Brookfield Investment Management Inc. (“ Brookfield ”), Brookfield Place, 250 Vesey Street, 15 th Floor, New York, New York 10281-1023 , serves as Sub-Adviser to the JNL/Brookfield Global Infrastructure Fund.   Brookfield is a Delaware corporation formed in 1989.   Brookfield is a registered investment adviser under the 1940 Act.   Brookfield is a wholly owned subsidiary of Brookfield Asset Management Inc., a publicly held global alternative asset manager with approximately $181 billion in assets under management as of December 31, 2012, and over 100 years of history in owning and operating assets with a focus on real estate, infrastructure, power and private equity.   Brookfield also serves as investment adviser to various open- and closed-end mutual funds.

Portfolio Manager Compensation Structure

Key executives and senior portfolio management personnel are incentivized to exceed client objectives for funds or strategies. The desire is to provide these individuals with an attractive compensation package, properly aligning interests with those of Brookfield , its key professionals and its clients. Compensation packages typically include an appropriate balance of current salary, bonus compensation and incentive-oriented compensation. Bonus percentages vary depending on the level of responsibility of each professional. In general, most employees have a bonus range up to 50% of total compensation. Key executives and senior portfolio management personnel typically have a base salary that is below market and an opportunity for a higher bonus percentage. In addition, key personnel are also eligible for the Long Term Incentive Plan (“LTIP”) as well as sharing of client generated performance fees.

Other Accounts Managed by the Portfolio Manager s and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

Craig Noble	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	4	$ 679
other pooled investment vehicles:	4	$ 246
other accounts:	7	$ 608

Sam Arnold	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	4	$679
other pooled investment vehicles:	4	$246
other accounts:	7	$608

Conflicts of Interest

In the course of our normal business, Brookfield   or its employees may encounter situations where we face a conflict of interest or could be perceived to be in a conflict of interest situation. A conflict of interest occurs whenever the interests of Brookfield   or its employees diverge from those of a client or when the firm or its employees have obligations to more than one party whose interests are different. In order to preserve our reputation and comply with applicable legal and regulatory requirements, we believe managing perceived conflicts is as important as managing actual conflicts. Brookfield   has adopted compliance policies and procedures that are reasonably designed to address the various conflicts of interest that may arise for Brookfield and its employees.

Brookfield   may have potential conflicts in connection with the allocation of investments or transaction decisions for client accounts, including situations in which Brookfield   , its affiliates or personnel of affiliates may have interests in the investment being allocated and situations in which an affiliated account may have interests in the investment being allocated and situations in which an affiliated account may receive certain of the investments being allocated. Brookfield   seeks to manage client accounts and affiliated accounts according to each account’s investment objectives and applicable guidelines and applicable legal and regulatory requirements. Brookfield   and its affiliates may receive greater fees or other compensation, including performance-based fees, from certain client accounts and affiliated accounts, and the advice provided by Brookfield   to a client account or affiliated account may compete or conflict with the advice provided to another client account, or may involve a different timing or course of action taken than with respect to a client account.

Brookfield   , its affiliates or affiliated accounts may buy or sell positions while a client account is undertaking the same or a differing strategy, which could disadvantage the client account. In addition, transactions in investments by one or more client accounts, affiliated accounts, Brookfield   or its affiliates may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a client account. When Brookfield   , its affiliates or an affiliated account implements an investment decision or strategy ahead of, or contemporaneously with, similar investment decisions or strategies for a client account, market impact, liquidity constraints, or other factors could result in the client account receiving less favorable trading results and the costs of implementing such investment decisions or strategies could be increased or the client account could otherwise be disadvantaged.

Conflicts may also arise because investment decisions regarding a client account may benefit Brookfield   , its affiliates or other client accounts. For example, the sale of a long position or establishment of a short position by a client account may impair the price of the same security sold short by (and therefore benefit) Brookfield   , its affiliates or other client account, and the purchase of a security or covering of a short position in a security by a client account may increase the price of the same security held by (and therefore benefit) Brookfield   , its affiliates or other client accounts. Brookfield ’s management of client accounts may benefit Brookfield   or its affiliates. For example, the purchase, holding and sale of securities or other investments by a client account may enhance the profitability of Brookfield ’s, its affiliates’ or other client accounts’ own investments in and investment activities with respect to such securities, other investments or issuer. A client account may also be adversely affected by cash flows and market movements arising from purchase and sale transactions, as well as increases of capital in and withdrawals of capital from affiliate accounts and other client accounts.

Security Ownership of Portfolio Managers for the JNL/Brookfield Global Infrastructure Fund

Security Ownership of Portfolio Managers	Craig Noble	Sam Arnold
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Capital Guardian Trust Company

Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071, serves as Sub-Adviser to the JNL/Capital Guardian Global Balanced Fund, and the JNL/Capital Guardian Global Diversified Research Fund.  Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the 1940 Act since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital organization is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Portfolio Manager Compensation Structure

At Capital Guardian, portfolio managers and investment analysts are paid competitive salaries.  In addition, they may receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans.  The relative mix of compensation represented by bonuses, salary and profit sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors.  To encourage a long-term focus, bonuses tied to investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year, a four-year rolling average and an eight-year rolling average with much greater weight placed on the four-year and eight-year rolling averages.  For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts.  For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise.

The benchmarks used to measure performance of the equity portfolio managers for the JNL/Capital Guardian Global Balanced Fund include, as applicable, the MSCI USA Index, a median of a customized US Core Equity Competitive Universe compiled from eVestment Alliance, a customized Growth and Income Funds Index based on the Lipper Growth and Income Index, the MSCI AC World Index, a median of a customized AC World Competitive Universe compiled from eVestment Alliance, a customized Global Funds Index based on Lipper Global Index,  the MSCI AC World Ex-U.S. Index, a median of a customized AC World xUS Competitive Universe compiled from eVestment Alliance, a customized International Funds Index based on the Lipper International Index, the MSCI EM Index, a median of a customized Emerging Markets Competitive Universe compiled from eVestment Alliance, and a customized Emerging Markets Funds Index based on Lipper Emerging Markets Index.

The benchmarks used to measure performance of the fixed income portfolio managers for the JNL/Capital Guardian Global Balanced Fund include Barclays Capital Global Aggregate ex. US Securitized Index, Barclays Capital Global Aggregate Government US Dollar Index, Barclays Capital Global Aggregate Securitized Index US Dollar, Barclays Capital Global Aggregate Ex-US Dollar Index, and Barclays Capital Global Aggregate Index.

The benchmarks used to measure the performance of the analysts for the JNL/Capital Guardian Global Diversified Research Fund are the MSCI AC World Index, a median of a customized AC World Competitive Universe compiled from eVestment Alliance, and a customized Global Funds Index based on Lipper Global Index.

Research Portfolio Coordinators are compensated in the manner described above in their role as analysts. The benchmarks used to measure the performance of the analysts, including the Research Portfolio Coordinator, for the JNL/Capital Guardian Global Diversified Research Fund include the MSCI AC World Index, a median of a customized AC World Competitive Universe compiled from eVestment Alliance, and a customized Global Funds Index based on Lipper Global Index.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/Capital Guardian Global Balanced Fund

CGTC’s Other Accounts Managed

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below
	Registered Investment Companies 1		Other Pooled Investment Vehicles2		Other Accounts3,4
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Brett, Mark	4	$47.77	5	$0.34	7	$2.54
Cohen, Michael	2	0.66	9	5.65	50	12.56
Dalzell, Mark	4	59.39	4	0.22	5	2.41
Fisher, David	3	12.29	14	11.61	57	14.40
Kyle, Nancy	2	0.66	9	5.65	50	12.56
Neithart, Robert	7	94.31	9	2.88	22	7.72
Phoa, Wesley	5	46.00	5	0.50	6	3.31
Sauvage, Lionel	2	0.66	16	7.29	82	19.78
Thompson, Lisa	1	11.62	6	6.00	16	4.96

1 Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
2 Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
3 Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
4 Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

CGTC’s Fee Based Accounts

Portfolio Managers
The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
The following information is a subset of “Other Accounts Managed” in the chart above.

	Registered Investment Companies 1		Other Pooled Investment Vehicles2		Other Accounts3,4
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Brett, Mark	0	-	0	-	1	$1.06
Cohen, Michael	0	-	0	-	4	1.25
Dalzell, Mark	0	-	0	-	1	1.06
Fisher, David	0	-	0	-	4	1.25
Kyle, Nancy	0	-	0	-	4	1.25
Neithart, Robert	0	-	0	-	2	1.31
Phoa, Wesley	0	-	0	-	1	0.04
Sauvage, Lionel	0	-	0	-	8	2.28
Thompson, Lisa	0	-	0	-	1	0.78

1 Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
2 Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
3 Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
4 Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

JNL/Capital Guardian Global Diversified Research Fund

Capital Guardian Trust Company’s Other Accounts 1

Research Portfolio Coordinator	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Ciarfaglia, Patricio	0	$0	0	$0	0	$0

1 Assets noted represent total net assets of Research Portfolio - only accounts for which the individual only serves as Research Portfolio Coordinator. Personal brokerage accounts of the Research Portfolio Coordinator and her family are not reflected.

Capital Guardian Trust Company’s Fee Based Accounts1

Research Portfolio Coordinator
The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
The following information is a subset of “Other Accounts Managed” in the chart above.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Ciarfaglia, Patricio	0	$0	0	$0	0	$0

1 Assets noted represent total net assets of Research Portfolio - only accounts for which the individual only serves as Research Portfolio Coordinator.  Personal brokerage accounts of the Research Portfolio Coordinator and her family are not reflected.

Conflicts of Interest

Capital Guardian has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the Funds and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.  While there is no guarantee that such policies and procedures will be effective in all cases, Capital Guardian believes that all issues relating to potential material conflicts of interest involving these portfolios and its other managed accounts have been addressed.

Security Ownership of Research Portfolio Coordinators for the JNL/Capital Guardian Global Balanced Fund

Security Ownership of Portfolio Managers	Mark A. Brett	Michael Cohen	Mark H. Dalzell	David I. Fisher
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers	Nancy J. Kyle	Robert H. Neithart	Wesley K.-S. Phoa	Lionel M. Sauvage	Lisa B. Thompson
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Research Portfolio Coordinator for the JNL/Capital Guardian Global Diversified Research Fund

Security Ownership of Research Portfolio Coordinators	Patricio Ciarfaglia
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Dimensional Fund Advisors LP

Dimensional Fund Advisors LP (“DFA”), 6300 Bee Cave Road, Building One, Austin, Texas 78746, serves as Sub-Adviser to the JNL/DFA U.S. Core Equity Fund.  DFA has been engaged in the business of providing investment management services since May 1981.  DFA is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.  As of December 31, 2012, assets under management for all DFA affiliated advisors totaled approximately $262 billion.

Portfolio Manager Compensation Structure

Portfolio managers receive a base salary and bonus.  Compensation of a portfolio manager is determined at the discretion of DFA and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors.  The compensation of portfolio managers is not directly based upon the performance of the Global Small & Mid Cap Fund or other accounts that they manage.  DFA reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market.  Each portfolio manager’s compensation consists of the following:

●	BASE SALARY. Each portfolio manager is paid a base salary. DFA considers the factors described above to determine each portfolio manager’s base salary.
●	SEMI-ANNUAL BONUS. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based on the factors described above.
●
RESTRICTED STOCK.  Portfolio managers may be awarded the right to purchase restricted shares of DFA’s stock as determined from time to time by the Board of Directors of DFA or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.  In addition, portfolio managers may be given the option of participating in DFA’s Long Term Incentive Plan.  The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations.  Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

Joseph H. Chi	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	108	$ 149,880
other pooled investment vehicles:	24	$ 8,872
other accounts:	72	$ 14,904

Jed S. Fogdall	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	108	$149,880
other pooled investment vehicles:	24	$8,872
other accounts:	72	$14,904

Henry F. Gray	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	96	$ 149,880
other pooled investment vehicles:	20	$ 8,872
other accounts:	72	$ 14,904

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has primary day-to-day responsibilities with respect to multiple accounts.  In addition to the JNL/DFA U.S. Core Equity Fund (“Portfolio”), other accounts may include registered mutual funds, unregistered pooled investment vehicles, and accounts managed for organizations and individuals (“Accounts”).  An Account may have a similar investment objective to the Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Portfolio or apparent conflicts of interest include:

●
TIME MANAGEMENT.  The management of multiple Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolio and/or Accounts.  DFA seeks to manage such competing interests for the time and attention of the portfolio manager by having him focus on a particular investment discipline.  Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolio.

●
INVESTMENT OPPORTUNITIES.  It is possible that at times identical securities will be held by both the Portfolio and one or more Accounts.  However, positions in the same security may vary and the length of time that the Portfolio or an Account may choose to hold its investment in the same security may likewise vary.  If a portfolio manager identifies a limited investment opportunity that may be suitable for the Portfolio and one or more Accounts, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders.  To deal with these situations, DFA has adopted procedures for allocating portfolio transactions across the Portfolio and Accounts.

●
BROKER SELECTION. With respect to securities transactions for the Portfolio, DFA determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, with respect to certain Accounts (such as separate accounts), DFA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, DFA or its affiliates may place separate, non-simultaneous, transactions for the Portfolio and an Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the Account.

●
PERFORMANCE-BASED FEES.  For some Accounts, DFA may be compensated based on the profitability of the Account, such as by a performance-based management fee.  These incentive compensation structures may create a conflict of interest for DFA with regard to Accounts where DFA is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where DFA might share in investment gains.

●
INVESTMENT IN AN ACCOUNT. A portfolio manager or his/her relatives may invest in an account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat an Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Portfolio or other Accounts for which they have portfolio management responsibilities.

DFA has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the JNL/DFA U.S. Core Equity Fund

Security Ownership of Portfolio Managers	Joseph H. Chi	Jed S. Fogdall	Henry F. Gray
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Eagle Asset Management, Inc.

Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as Sub-Adviser to the JNL/Eagle SmallCap Equity Fund.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc., a publicly traded company which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.

Portfolio Manager Compensation Structure

For the JNL/Eagle Small Cap Equity Fund

Eagle typically compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager’s contribution or responsibility to the team. This weighting process is based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the fund. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee.

Eagle has established procedures to mitigate these conflicts, including review of performance dispersion across all firm managed accounts and policies to monitor trading and best execution for all managed accounts and funds.

Mr. Boksen is paid a base salary that is competitive with other portfolio managers in the industry, based on industry surveys.  Mr. Boksen, along with other portfolio managers participate in a revenue sharing program that provides incentives to build a successful investment program over the long term and additional deferred compensation plans are provided to key investment professionals.  Mr. Boksen also participates in a non-qualified stock option program. Additionally, Mr. Boksen, along with all employees receive benefits from Eagle’s parent company including a 401(k) plan, profit sharing, and Employee Stock Purchase Plan.  Although some accounts may pay significantly higher or lower fees than the Fund, there is no difference between the basic methodology used to determine Mr. Boksen’s compensation with respect to the Fund and other Funds managed by Mr. Boksen. This revenue sharing program provides for an annual bonus, a portion of which may be paid in the form of restricted stock in Eagle’s parent company. Mr. Boksen’s compensation is based upon all accounts managed and performance is evaluated annually. Performance is evaluated on the entire composite of accounts and is pre-tax and account weighted.  Mr. Boksen’s additional compensation includes receipt of 50% of the net profits generated by the General Partner EB Management I.

Mr. Boksen’s benchmarks for evaluation purposes includes Lipper and Morningstar Fund rankings for Mutual Fund performance and the Russell 2000 index for separate accounts along with peer group rankings such as that of Callan Associates and Mercer Investment Consulting.

Mr. Mintz is paid a base salary and a bonus that is competitive with other similarly situated investment professionals in the industry, based on industry surveys. Mr. Mintz, along with all Eagle employees, receives benefits from Eagle’s parent company including a 401(k) plan, profit sharing, and Employee Stock Purchase Plan.  Compensation is based on individual performance as research analyst as well as contribution to the results of Eagle’s investment products. In addition, Mr. Mintz may receive additional compensation for his contribution as Assistant Portfolio Managers of the fund and other similarly managed accounts. Mr. Mintz also may receive an allocation of a portion of the incentive fee earned, if any, by EB Management I, LLC.

The following table reflects information as of December 31, 2012:

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

JNL/Eagle SmallCap Equity Fund
Bert Boksen	Number of Accounts	Total Assets
registered investment companies:	13	$ 4.3 billion
other pooled investment vehicles:	2	$ 119 million
other accounts:	5,452	$ 3.3 billion

Eric Mintz	Number of Accounts	Total Assets
registered investment companies:	13	$ 4.3 billon
other pooled investment vehicles:	0	$ 0
other accounts:	5,452	$ 3.3 billion

Conflicts of Interest

Potential Conflicts

Eagle currently holds a 51% ownership interests in EB Management I, LLC which acts as the general partner to a limited partnership formed for investment purposes. Bert Boksen is a 49% owner of EB Management and the Portfolio Manager for the Eagle Aggressive Growth Partners Fund I L.P. and Eagle Aggressive Growth Partners Fund II L.P.  Eagle also provides administrative and investment research services for the general partner.  Certain officers and employees of Eagle have investment interests in the partnership. On occasion, orders for the securities transactions of a partnership may be aggregated with orders for Eagle’s client accounts. In such instances, Eagle will ensure that the allocation of securities among Eagle’s clients and the partnership is equitable; price averaging may be used for trades executed in a series of transactions on the same day.  Eagle does not invest assets of clients’ accounts in such limited partnership. Officers and employees of Raymond James Financial, Inc. and its subsidiaries may have investment interest in such investment partnership.

Eagle’s portfolio management team manages other accounts with investment strategies similar to the Portfolio. Certain conflicts of interest may arise in connection with the management of multiple portfolios. As noted above, fees vary among these accounts and the portfolio manager may personally invest in some of these accounts. This could create potential conflicts of interest where a portfolio manager may favor certain accounts over others, resulting in other accounts outperforming the Portfolio. Other potential conflicts include conflicts in the allocation of investment opportunities and aggregated trading. However, Eagle has developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. Also, as indicated in Eagle’s Code of Ethics there are certain procedures in place to avoid conflicts of interest when Eagle and other investment personnel of Eagle buy or sell securities also owned by, or bought or sold for clients.

Security Ownership of Portfolio Manager for the JNL/Eagle SmallCap Equity Fund

Security Ownership of Portfolio Managers	Bert Boksen	Eric Mintz
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Eastspring investments (Singapore) Limited

Eastspring Investments (Singapore) Limited (“Eastspring Investments Singapore”) (formerly, Prudential Asset Management (Singapore) Limited), located at 10 Marina Boulevard #32-10, Marina Bay Financial Centre Tower 2, Singapore 018983, serves as Sub-Adviser to the JNL/Eastspring Investments Asia ex-Japan Fund and the JNL/Eastspring Investments China-India Fund.  Eastspring Investments Singapore is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Portfolio Manager Compensation Structure

Eastspring Investments Singapore offers fixed base salaries, for its investment professionals.  Bonuses are tied to individual performance, as well as team-wide fund performance, as measured against the Funds’ peer group or benchmark, as applicable, to ensure that each individual’s interests are aligned with those of both the clients and the investment team.

The peer group and benchmark, as applicable, for the Funds are as follows:

Fund	Benchmark(s)/Peer Group(s) Against which Portfolio Manager’s Performance is Measured
JNL/Eastspring Investments Asia ex-Japan Fund	MSCI AC Asia Ex Japan Index
JNL/Eastspring Investments China-India Fund	MSCI China Index and MSCI India Index

Eastspring Investments Singapore also emphasizes long-term performance.

A percentage of an individual’s fund performance key performance indicators (“KPIs”) will be tied to a rolling 3-year performance.  Eastspring Investments Singapore also offers Long-Term Incentive Plan (“LTIP”) for key staff based on a 3-year earnings cycle.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/Eastspring Investments Asia ex-Japan Fund
Kannan Venkataramani, CFA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	1	$ 150.94
other pooled investment vehicles:	3	$ 1,613.40
other accounts:	2	$ 913.51

JNL/Eastspring Investments China-India Fund
Krishna Kumar, ACA, AICWAI	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	1	$ 371.68
other pooled investment vehicles:	5	$ 2,238.62
other accounts:	0	$ 0

Conflicts of Interest

Eastspring Investments Singapore is of the view that it is not in a position of material conflict of interest in connection with its management of the Fund’s investments and the investments of its other accounts. Eastspring Investments Singapore manages potential conflicts between funds or with other types of accounts through a general policy of treating all clients fairly and seeks to achieve this by having policies and procedures on fair allocation of investments, customer order priority, internal review processes and oversight by independent officers.

In addition, personal transactions in securities by a portfolio manager and others may give rise to potential conflicts of interest, including conflicts of interest related to the knowledge of Fund’s and other accounts’ intra-day portfolio holdings; intra-day securities transactions; proposed securities transaction, as well as current or potential investment opportunities under consideration. While Eastspring Investments Singapore has adopted a variety of compliance policies and procedures, including a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited and control activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

As noted above, Eastspring Investments Singapore and the Funds have adopted certain compliance policies and procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Eastspring Investments Asia ex-Japan Fund

Security Ownership of Portfolio Managers	Kannan Venkataramani, CFA
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Eastspring Investments China-India Fund

Security Ownership of Portfolio Managers	Krishna Kumar, ACA, AICWAI
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Franklin Advisory Services, LLC

Franklin Advisory Services, LLC, (“Franklin”) which is located at One Parker Plaza, Ninth Floor, Fort Lee, New Jersey

07024, serves as Sub-Adviser to the JNL/Franklin Templeton Small Cap Value Fund.  Franklin is an indirect wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

Portfolio Manager Compensation Structure

Franklin Advisory Services seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary.  Each portfolio manager is paid a base salary.

Annual bonus.  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders.  The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

●
Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

●
Non-investment performance.  The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

●	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

William J. Lippman	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	14	$ 16,601.9
other pooled investment vehicles:	1	$ 616.9
other accounts:	0	$ 0

Bruce C. Baughman, CPA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	14	$ 16,601.9
other pooled investment vehicles:	1	$ 616.9
other accounts:	0	$ 0

Margaret McGee	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	14	$ 16,601.9
other pooled investment vehicles:	0	$ 0
other accounts:	0	$ 0

Donald G. Taylor, CPA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	14	$ 16,601.9
other pooled investment vehicles:	1	$ 616.9
other accounts:	0	$ 0

Steven B. Raineri	Number Of Accounts	Total Assets (Millions)
registered investment companies:	7	$ 4,226.4
other pooled investment vehicles:	0	$ 0
other accounts:	0	$ 0

Conflicts of Interest

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Small Cap Value Fund

Security Ownership of Portfolio Managers	William J. Lippman	Bruce C. Baughman, CPA	Margaret McGee	Donald G. Taylor, CPA	Steven B. Raineri
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Franklin Advisers, Inc.

Franklin Advisers, Inc. (“Franklin Advisers”) is located at One Franklin Parkway, San Mateo, California 94403, serves as Sub-Adviser to the JNL/Franklin Templeton Global Multisector Bond Fund and JNL/Franklin Templeton Income Fund.  Franklin Advisers is an indirect wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

Portfolio Manager Compensation Structure

Franklin Advisers, Inc. seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary.  Each portfolio manager is paid a base salary.

Annual bonus.  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•
Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•
Non-investment performance.  The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation.  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/Franklin Templeton Income Fund

Edward D. Perks	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	11	$ 83,973.3
other pooled investment vehicles:	2	$ 1,469.9
other accounts:	0	$ 0

Alex Peters, CFA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	9	$ 81,562.3
other pooled investment vehicles:	5	$ 2,129.1
other accounts:	0	$ 0

Matt Quinlan	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	11	$ 84,014.5
other pooled investment vehicles:	2	$ 1,469.9
other accounts:	0	$ 0

JNL/Franklin Templeton Global Multisector Bond Fund

Michael Hasenstab	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	15	$ 80,630.7
other pooled investment vehicles:	35	$ 94,088.0
other accounts:	20	$ 5,415.7

Canyon Chan	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	6	$ 2,267.5
other pooled investment vehicles:	6	$ 1,949.1
other accounts:	10	$ 3,216.1

Conflicts of Interest

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Income Fund

Security Ownership of Portfolio Managers	Edward D. Perks	Alex Peters, CFA	Matt Quinlan
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Global Multisector Bond Fund

Security Ownership of Portfolio Managers	Michael Hasenstab	Canyon Chan
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Franklin Mutual Advisers, LLC

Franklin Mutual Advisers, LLC (“Franklin Mutual”), located at 101 John F. Kennedy Parkway, Short Hills, New Jersey, 07078, serves as Sub-Adviser to the JNL/Franklin Templeton Mutual Shares Fund.  Franklin Mutual is an indirect, wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

Portfolio Manager Compensation Structure

Franklin Mutual Advisers seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary  Each portfolio manager is paid a base salary.

Annual bonus  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•
Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•
Non-investment performance.  The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including business knowledge, contribution to team efforts, mentoring of junior staff, and contribution to the marketing of the Funds, are evaluated in determining the amount of any bonus award.

•	Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation.  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Peter Langerman, as the Chief Investment Officer of the Manager, may participate in a separate bonus opportunity that is linked the achievement of certain objectives, such as team development, defining the research and investment management process and maintaining cost efficiencies.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

Peter A. Langerman	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	14	$ 40,936.1
other pooled investment vehicles:	6	$ 2,821.7
other accounts:	0	$ 0

Deborah A. Turner	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	9	$ 22,000.9
other pooled investment vehicles:	3	$ 797.5
other accounts:	0	$ 0

F. David Segal	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	9	$ 22,000.9
other pooled investment vehicles:	2	$ 782.3
other accounts:	0	$ 0

Conflicts of Interest

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics (“Code”) which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.  The Code provides that a conflict of interest is any circumstance where an individual’s personal interest interferes or even appears to interfere with the interests of Franklin Resources, Inc. and all of its U.S. and non-U.S. subsidiaries and affiliates (collectively, the “Company”).  The Code provides that all officers, directors, employees and temporary employees (each, a “Covered Person”) of the Company have a duty to avoid financial, business or other relationships that might be opposed to the interests of the Company or might cause a conflict with the performance of their duties.  The Code states that a conflict can arise when a Covered Person takes actions or has interests that may make it difficult to perform his or her Company related work objectively and effectively.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Mutual Shares Fund

Security Ownership of Portfolio Managers	Peter A. Langerman	Deborah A. Turner	F. David Segal
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Franklin Templeton Institutional, LLC

Franklin Templeton Institutional, LLC (“Franklin Institutional”) is located at 600 Fifth Avenue, New York, New York 10020 and serves as Sub-Adviser to the JNL/Franklin Templeton International Small Cap Growth Fund.  Franklin Institutional is an indirect wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

Portfolio Manager Compensation Structure

Franklin Institutional seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary.  Each portfolio manager is paid a base salary.

Annual bonus.  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•
Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•
Non-investment performance.  The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation.  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

Edwin Lugo CFA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	1	$ 692.6
other pooled investment vehicles:	3	$ 596.2
other accounts:	5	$ 1,115.2

Conflicts of Interest

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics (“Code”) which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.  The Code provides that a conflict of interest is any circumstance where an individual’s personal interest interferes or even appears to interfere with the interests of Franklin Resources, Inc. and all of its U.S. and non-U.S. subsidiaries and affiliates (collectively, the “Company”).  The Code provides that all officers, directors, employees and temporary employees (each, a “Covered Person”) of the Company have a duty to avoid financial, business or other relationships that might be opposed to the interests of the Company or might cause a conflict with the performance of their duties.  The Code states that a conflict can arise when a Covered Person takes actions or has interests that may make it difficult to perform his or her Company related work objectively and effectively.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton International Small Cap Growth Fund

Security Ownership of Portfolio Managers	Edwin Lugo CFA
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM®”), which is located at 200 West Street, New York, New York, 10282 serves as Sub-Adviser to the JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, and JNL/Goldman Sachs U.S. Equity Flex Fund.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2012, GSAM, including its investment advisory affiliates, along with other units of the Investment Management Division of GSAM, had assets under management of $742.4 billion (firm-wide assets includes assets managed by GSAM and its investment advisory affiliates).

In connection with GSAM’s service as Sub-Adviser to the JNL/Goldman Sachs Core Plus Bond Fund and the JNL/Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of each such Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for each Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

Portfolio Manager Compensation Structure

Value Team Base Salary and Performance Bonus.

Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman, Sachs and Co.; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.

The benchmark for the JNL/Goldman Sachs Mid Cap Value Fund is the Russell Midcap Value Index.

The benchmark for the JNL/Goldman Sachs U.S. Equity Flex Fund is the S&P 500 Index.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation—In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Fixed Income Base Salary and Performance Bonus.

Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman, Sachs and Co.; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.

The benchmark for the JNL/Goldman Sachs Core Plus Bond Fund is Barclays Capital U.S. Aggregate Bond Index.

The primary benchmark for the JNL/Goldman Sachs Emerging Markets Debt Fund is the JPMorgan EMBI Global Diversified Index and  a blended benchmark of 75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan Corporate Emerging Market Bond Index is the secondary benchmark.  This secondary benchmark will be used for purposes of portfolio manager compensation.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation—In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/Goldman Sachs Core Plus Bond Fund

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)

Portfolio Managers
Michael Swell	59	$ 169,424	265	$ 142,077	2,858	$ 231,325
Jonathan Beinner	59	169,424	265	142,077	2,858	231,325

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)

Portfolio Managers
Michael Swell	0	$ 0	11	$ 1,634	72	$ 24,515
Jonathan Beinner	0	$ 0	11	$ 1,634	72	$ 24,515

JNL/Goldman Sachs Emerging Markets Debt Fund

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Samuel Finkelstein	59	$ 169,376	265	$ 142,077	2,858	$ 231,325
Ricardo Penfold	28	11,953	185	$ 47,243	844	$ 154,933

	Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Samuel Finkelstein	0	$ 0	11	$ 1,634	72	$ 24,515
Ricardo Penfold	0	$ 0	11	$ 1,634	44	$ 17,181

JNL/Goldman Sachs Mid Cap Value Fund

	Number of Other Accounts Managed and Total Assets by Account Type
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Dolores Bamford	9	$ 10,729	0	$ 0	6	$ 378
Andrew Braun	13	$ 15,071	2	$ 203	49	$ 5,628
Sean Gallagher	14	$ 15,199	2	$ 203	49	$ 5,628
Robert Crystal	4	$ 3,204	0	$ 0	12	$ 1,094
Sally Pope Davis	4	$ 3,204	0	$ 0	12	$ 1,094

	Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Dolores Bamford	0	$ 0	0	$ 0	0	$ 0
Andrew Braun	0	$ 0	0	$ 0	0	$ 0
Sean Gallagher	0	$ 0	0	$ 0	0	$ 0
Robert Crystal	0	$ 0	0	$ 0	1	$ 183
Sally Pope Davis	0	$ 0	0	$ 0	1	$ 183

JNL/Goldman Sachs U.S. Equity Flex Fund

	Number of Other Accounts Managed and Total Assets by Account Type
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Andrew Braun	13	$ 15,922	2	$ 203	49	$ 5,628
Sean Gallagher	14	$ 16,050	2	$ 203	49	$ 5,628
Charles “Brook” Dane	3	$ 4,215	2	$ 203	43	$ 5,250
Michael Ho	14	$16,061	2	$203	49	$5,628

	Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Andrew Braun	0	$ 0	0	$ 0	0	$ 0
Sean Gallagher	0	$ 0	0	$ 0	0	$ 0
Charles “Brook” Dane	0	$ 0	0	$ 0	0	$ 0
Michael Ho	0	$0	0	$0	0	$0

Conflicts of Interest

The involvement of the GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to one or more funds for which GSAM is a sub-adviser or adviser or limit such funds’ investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equity and other markets and the securities and issuers in which the certain funds directly and indirectly invest. Thus, it is likely that such funds may have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. GSAM acts as sub-adviser to certain of the funds. The fees earned by GSAM in this capacity are generally based on asset levels, the fees are not directly contingent on the Fund performance, and GSAM would still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs advised clients or the GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants and others who recommend the Fund or who engage in transactions with or for the Funds.

The Funds may make brokerage and other payments to Goldman Sachs and its affiliates in connection with the Funds’ portfolio investment transactions, in accordance with applicable law.

Security Ownership of Portfolio Managers for the JNL/Goldman Sachs Mid Cap Value Fund

Security Ownership of Portfolio Managers	Dolores Bamford	Andy Braun	Sean Gallagher	Robert Crystal	Sally Pope Davis
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Goldman Sachs Core Plus Bond Fund

Security Ownership of Portfolio Managers	Michael Swell	Jonathan Beinner
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Goldman Sachs Emerging Markets Debt Fund

Security Ownership of Portfolio Managers	Samuel Finkelstein	Ricardo Penfold
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Goldman Sachs U.S. Equity Flex Fund

Security Ownership of Portfolio Managers	Andrew Braun	Sean Gallagher	Charles “Brook” Dane, CFA	Michael Ho
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Due to GSAM internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

Jackson National Asset Management, LLC

Jackson National Asset Management, LLC (“JNAM”), located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, makes the allocations to the JNL/American Funds Balanced Allocation Fund, JNL/American Fund Growth Allocation Fund, JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Index 5 Fund, the JNL/Mellon Capital 10 x 10 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, the JNL Disciplined Growth Fund, and the JNL/S&P 4 Fund.  JNAM is a is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Portfolio Manager Compensation Structure

Assets of JNL/American Funds Balanced Allocation Fund, JNL/American Fund Growth Allocation Fund, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Index 5 Fund, the JNL/Mellon Capital 10 x 10 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, the JNL Disciplined Growth Fund, and the JNL/S&P 4 Fund (“Funds”) are invested in a combination of mutual funds (“Underlying Funds”).  JNAM manages the Funds according to asset allocation limits.  In this context, the term “portfolio manager” refers to development and oversight of the asset allocation process.  The portfolio managers will determine allocations to the Underlying Funds for the “Alt Strategies,” and apply those allocations.  The portfolio managers are paid their regular base salary, receive an incentive bonus opportunity, and receive a benefits package commensurate with all other JNAM employees.

Jackson’s policy is to reward professional staff according to competitive industry scales, personal effort and performance.  This is accomplished throughout three primary compensation elements:  Base salary and an annual bonus are the primary compensation arrangements.  Certain individuals may participate in Jackson’s long-term incentive program (“LTIP”).  Base salary is evaluated for each professional at least annually based on tenure, performance, and market factors.  The Jackson LTIP program is based on the overall performance of the operations of Jackson and other U.S. based affiliates. To help in retaining its investment professionals, the Jackson LTIP has a four-year cliff vesting.  The mix of base, bonus, and LTIP varies by level, with more senior employees having a greater percentage of their pay at risk through annual bonus and LTIP.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/American Funds Balanced Allocation Fund, JNL/American Fund Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Index 5 Fund, JNL/Mellon Capital 10 x 10 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, and JNL/S&P 4 Fund
William Harding	Number Of Accounts	Total Assets ($ Mil)
registered investment companies:	9	$ 5,516.91
other pooled investment vehicles:	0	$ 0
other accounts:	0	$ 0

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund
Steven B. Young	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	30	$ 13,358
other pooled investment vehicles:	0	$ 0
other accounts:	0	$ 0

Conflicts of Interest

As discussed herein, the Funds, with the exception of the Alt Strategy Funds, are invested in the Underlying Funds according a pre-determined allocation in the Underlying Funds.  The Alt Strategy Funds are allocated to the Underlying Funds based on allocations determined by the portfolio managers.  The Underlying Funds available for the Alt Strategy Funds are limited.  Daily cash flows will require the allocation of Fund assets among the Underlying Funds.  Consequently, the portfolio managers may have access to purchase and sale information related to the Underlying Funds, which may create a conflict of interest should the portfolio managers attempt to trade in shares of the Underlying Funds.  Shares of the Funds and the Underlying Funds may only be acquired through the Jackson variable contracts.  Pursuant to JNAM’s and the Funds’ Code of Ethics, purchases and sales of Jackson and Jackson NY variable contracts must be reported by all “Access Persons,” including the portfolio managers, and consequently, all transactions in the Funds and Underlying Funds are monitored for compliance with the Code of Ethics.  In addition, JNAM and the Funds have adopted certain compliance policies and procedures, which are reasonably designed to maintain compliance with federal and state regulatory requirements, and to prevent conflicts of interests.  However, there is no guarantee that such policies and policies and procedures will detect every situation in which a conflict arises.

Security Ownership of Portfolio Manager(s) for the JNL/American Funds Balanced Allocation Fund, JNL/American Fund Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Index 5 Fund, the JNL/Mellon Capital 10 x 10 Fund, the JNL/S&P 4 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund

Security Ownership of Portfolio Managers	William Harding
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Manager(s) for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund

Security Ownership of Portfolio Managers	Steven B. Young
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Invesco Advisers, Inc. (“Invesco”) [and its Affiliates]

Invesco, located at 1555 Peachtree, N.E., Atlanta, GA  30309, serves as Sub-Adviser to the JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Small Cap Growth Fund and the JNL/Invesco Global Real Estate Fund.  Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

The sub-Sub-Adviser to the JNL/Invesco Global Real Estate Fund (“Real Estate Fund”) is Invesco Asset Management Limited (“IAML”) with its principal office at 30 Finsbury Square, London, EC2A, 1AG United Kingdom.  IAML is an affiliate of Invesco.  IAML is compensated by Invesco at no additional expense to the Trust.  Invesco and IAML are collectively referred to herein as “Invesco.”

Day-to-day investment management decisions for the Real Estate Fund will be made by the sub-Sub-Adviser. The sub-Sub-Adviser is responsible for choosing certain types of real estate securities for the Real Estate Fund. IAML is an indirect, wholly-owned subsidiary of Invesco Ltd.  As of December 31, 2012, Invesco Ltd. managed approximately $687.7 billion in total assets.

Portfolio Manager Compensation Structure

Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals.  Portfolio managers receive a base salary, an incentive bonus opportunity, and an equity compensation opportunity.  Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance.  Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

➢
Base salary.  Each portfolio manager is paid a base salary.  In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

➢
Annual bonus.  The portfolio managers are eligible, along with other employees of Invesco, to participate in a discretionary year-end bonus pool.  The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for each of their investment centers.  The Compensation Committee considers investment performance and financial results in its review.  In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels.  Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in the table below.

Sub-Adviser	Performance time period 1
Invesco 2,3	One-, Three- and Five-year performance against Fund peer group
Invesco Asset Management	One- ,Three-and Five year performance against Fund peer group

1 Rolling time periods based on calendar year end.
2 Portfolio managers may be granted an annual deferral award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible Funds selected by the portfolio manager at the time the award is granted.
3 Portfolio Managers for Invesco Global Real Estate Fund, Invesco Real Estate Fund, Invesco Global Real Estate Income Fund and Invesco V.I. Global Real Estate Fund base their bonus on new operating profits of the U.S. Real Estate Division of Invesco.

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all.  These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

➢
Equity-based compensation.  Portfolio managers may be granted an annual deferral award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors.  Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco funds as well as other mutual funds for which Invesco or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals.  The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into three categories:  (i) other registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.  In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

The following table reflects information as of December 31, 2012:

JNL/Invesco International Growth Fund
Clas Olsson	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	15	$13,268.7
other pooled investment vehicles:	9	$2,419.8
other accounts:	8,030 1	$3,318.6 1

Mark Jason	Number Of Accounts	Total Assets (In Millions)
other registered investment companies:	13	$15,723.1
other pooled investment vehicles:	1	$211.5
other accounts:	8,029 1	$3,066.9 1

Shuxin Cao	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	17	$17,109.9
other pooled investment vehicles:	2	$453.2
other accounts:	8,030 1	$3,318.6 1

Matthew Dennis	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	15	$12,902.0
other pooled investment vehicles:	5	$653.1
other accounts:	8,029 1	$3,066.9 1

Jason Holzer	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	18	$14,500.6
other pooled investment vehicles:	9	$2,419.8
other accounts:	8,030 1	$3,318.6 1

Richard Nield	Number Of Accounts	Total Assets (in millions)
other registered investment companies:		$
other pooled investment vehicles:		$
other accounts:	1	$ 1

Brently Bates	Number Of Accounts	Total Assets (in millions)
other registered investment companies:		$
other pooled investment vehicles:		$
other accounts:	1	$ 1

1 These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds.  These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

JNL/Invesco Large Cap Growth Fund
Ido Cohen	Number Of Accounts	Total Assets ($Mil)
other registered investment companies:	5	$9,125.6
other pooled investment vehicles:	1	$31.3
other accounts:	None	None

Erik Voss	Number Of Accounts	Total Assets ($Mil)
other registered investment companies:	5	$10,317.7
other pooled investment vehicles:	None	None
other accounts:	None	None

JNL/Invesco Small Cap Growth Fund
Juliet Ellis	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	14	$5,803.7
other pooled investment vehicles:	1	$617.8
other accounts:	1	$198.5

Juan Hartsfield	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	15	$6,161.1
other pooled investment vehicles:	2	$649.1
other accounts:	1	$198.5

Clay Manley	Number Of Accounts	Total Assets (Millions)
other registered investment companies:	8	$3,987.7
other pooled investment vehicles:	None	None
other accounts:	None	None

JNL/Invesco Global Real Estate Fund
Mark Blackburn	Number Of Accounts	Total Assets (in millions )
other registered investment companies:	9	$5,578.6
other pooled investment vehicles:	8	$1,445.3
other accounts:	40 1	$11,711.8 1

Joe Rodriguez, Jr.	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	9	$5,578.6
other pooled investment vehicles:	8	$1,445.3
other accounts:	40 1	$11,711.8 1

Ping Ying Wang	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	9	$5,578.6
other pooled investment vehicles:	8	$1,445.3
other accounts:	40 1	$11,711.8 1

Paul Curbo	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	9	$5,578.6
other pooled investment vehicles:	8	$1,445.3
other accounts:	40 1	$11,711.8 1

James Cowen	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	4	$2,280.6
other pooled investment vehicles:	8	$1,445.3
other accounts:	40 1	$11,711.8 1

Darin Turner	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	5	$4,674.6
other pooled investment vehicles:	8	$1,445.3
other accounts:	40 1	$11,711.8 1

1 This amount includes 1 fund that pay performance-based fees with $ 145.4 M in total assets under management.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account.  More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

➢
The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account.  Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

➢
If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts.  To deal with these situations, Invesco and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

➢
Invesco determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts.  Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

➢
Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities.

Invesco and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Invesco International Growth Fund

Security Ownership of Portfolio Managers	Clas Olsson	Shuxin Cao	Matthew Dennis	Jason Holzer
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers	Mark Jason	Richard Nield	Brently Bates
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Invesco Large Cap Growth Fund3

Security Ownership of Portfolio Managers	Ido Cohen	Eric Voss
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Manager for the JNL/Invesco Small Cap Growth Fund3

Security Ownership of Portfolio Managers	Juliet Ellis	Juan Hartsfield	Clay Manley
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Manager for the JNL/Invesco Global Real Estate Fund3

Security Ownership of Portfolio Managers	Joe Rodriguez	Mark Blackburn	Ping Ying Wang	Paul Curbo	James Cowen	Darin Turner
None	X	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

3 Shares of the Funds may only be purchased by insurance company separate accounts and certain qualified retirement plans.  Accordingly, no portfolio manager may invest in Funds directly.

Ivy Investment Management Company

Ivy Investment Management Company (“IICO”), located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217, serves as Sub-Adviser to the JNL/Ivy Asset Strategy Fund.  IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”) and is a registered investment adviser with approximately $96.4 billion in assets as of December 31, 2012.

Portfolio Manager Compensation Structure

IICO believes that integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual’s level of experience and responsibility; b) an attractive bonus structure linked to investment performance, described below; and c) eligibility for a stock incentive plan in shares of WDR that rewards teamwork. Awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent; and d) to the extent a portfolio manager also manages institutional separate accounts, he or she will share in a percentage of the revenues earned, on behalf of such accounts, by IICO.

Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is their percentile ranking against the performance of managers of the same investment style at other firms. The secondary benchmark is an index of securities matched to the same investment style. Half of their bonuses are based upon a three-year period and half is based upon a one-year period. For truly exceptional results, bonuses can be several multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios are similar in investment style and all are taken into account in determining bonuses. Thirty percent of annual performance-based bonuses are deferred for a three-year period. During that time, the deferred portion of bonuses are invested in mutual funds managed by IICO (or its affiliate), with a minimum of 50% of the deferred bonus required to be invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being invested in mutual funds managed by IICO (or its affiliate), the WDR’s 401(k) plan offers mutual funds managed by IICO (or its affiliate) as investment options. Bonus compensation is not based upon, or calculated due to, the amount of the mutual fund assets under management attributable to a respective portfolio manager.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/Ivy Asset Strategy Fund
Michael L. Avery	Number Of Accounts	Total Assets (in millions)
registered investment companies:	14	$ 35,074
other pooled investment vehicles:	2	$ 174
other accounts:	2	$ 107

Ryan F. Caldwell	Number Of Accounts	Total Assets (in millions)
registered investment companies:	7	$ 32,778
other pooled investment vehicles:	2	$ 174
other accounts:	2	$ 107

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

•
The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. IICO seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•
The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund might outperform the securities selected for the fund. IICO seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to IICO’s adopted Allocation Procedures.

IICO and the Funds have adopted certain compliance procedures, including the Code of Ethics, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Ivy Asset Strategy Fund

Security Ownership of Portfolio Managers	Michael L. Avery	Ryan F. Caldwell
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

J.P. Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. (“JP Morgan”), with principal offices at 270 Park Avenue, New York, New York 10017, serves as Sub-Adviser to the JNL/JPMorgan International Value Fund, the JNL/JPMorgan MidCap Growth Fund and the JNL/JPMorgan U.S. Government & Quality Bond Fund.  JP Morgan is an indirect subsidiary of JPMorgan

Chase & Co., a publicly-traded bank holding company.  JP Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

Portfolio Manager Compensation Structure

J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s Prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 40% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/JPMorgan International Value Fund
Gerd Woort-Menker	Number Of Accounts	Total Assets (in millions)
registered investment companies:	12	$ 6,419,030
other pooled investment vehicles:	5	$ 1,045,272
other accounts:	1	$ 65,319

Jeroen Huysinga	Number Of Accounts	Total Assets (in millions)
registered investment companies:	11	$ 2,543,037
other pooled investment vehicles:	6	$ 4,495,259
other accounts:	11	$ 1,786,918

Georgina Perceval Maxwell	Number Of Accounts	Total Assets (in millions)
registered investment companies:	7	$ 1,355,142
other pooled investment vehicles:	5	$ 476,355
other accounts:	5	$ 633,939

Performance Based Fee

Gerd Woort-Menker	Number Of Accounts	Total Assets (in millions)
registered investment companies:	0	$ 0
other pooled investment vehicles:	0	$ 0
other accounts:	0	$ 0

Jeroen Huysinga	Number Of Accounts	Total Assets (in millions)
registered investment companies:	0	$ 0
other pooled investment vehicles:	0	$ 0
other accounts:	1	$ 77,337

Georgina Perceval Maxwell	Number Of Accounts	Total Assets (in millions)
registered investment companies:	0	$ 0
other pooled investment vehicles:	0	$ 0
other accounts:	2	$ 2,323,557

JNL/JPMorgan Mid Cap Growth Fund
Christopher Jones	Number Of Accounts	Total Assets (in millions)
registered investment companies:	12	$ 14,794,199
other pooled investment vehicles:	4	$ 1,349,951
other accounts:	0	$ 0

Timothy Parton	Number Of Accounts	Total Assets (in millions)
registered investment companies:	9	$ 4,010,157
other pooled investment vehicles:	1	$ 696,313
other accounts:	1	$ 27,651

Performance Based Fee

Christopher Jones	Number Of Accounts	Total Assets (in millions)
registered investment companies:	0	$ 0
other pooled investment vehicles:	0	$ 0
other accounts:	0	$ 0

Timothy Parton	Number Of Accounts	Total Assets (in millions)
registered investment companies:	0	$ 0
other pooled investment vehicles:	0	$ 0
other accounts:	0	$ 0

JNL/JPMorgan U.S. Government & Quality Bond Fund
Michael Sais	Number Of Accounts	Total Assets (in millions)
registered investment companies:	7	$ 7,770,028
other pooled investment vehicles:	3	$ 1,160,541
other accounts:	8	$ 4,402,252

Performance Based Fee

Michael Sais	Number Of Accounts	Total Assets (in millions)
registered investment companies:	0	$ 0
other pooled investment vehicles:	0	$ 0
other accounts:	2	$ 523,902

Conflicts of Interest

The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.  A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.

The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.

Security Ownership of Portfolio Managers for the JNL/JPMorgan International Value Fund

Security Ownership of Portfolio Managers	Gerd Woort-Menker	Jeroen Huysinga	Georgina Perceval Maxwell
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/JPMorgan MidCap Growth Fund

Security Ownership of Portfolio Managers	Christopher Jones	Timothy Parton
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Manager for the JNL/JPMorgan U.S. Government & Quality Bond Fund

Security Ownership of Portfolio Managers	Michael Sais
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Lazard Asset Management LLC

Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112, serves as Sub-Adviser to the JNL/Lazard Emerging Markets Fund and JNL/Lazard Mid Cap Equity Fund.  Lazard is a subsidiary of Lazard Frères & Co. LLC (Lazard Frères), a New York limited liability company, which is a member of the New York, American and Chicago Stock Exchanges.  Lazard Frères provides its clients with a wide variety of investment banking, brokerage and related services.  Its clients are both individuals and institutions.

Team Management and Model Portfolios. Portfolio managers at Lazard manage multiple accounts for a diverse client base, including private clients, institutions and investment funds.  Lazard manages all portfolios on a team basis.  The team is involved at all levels of the investment process.  This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm’s best thinking, not that of a single portfolio manager.  Lazard manages all like investment mandates against a model portfolio.  Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

Portfolio Manager Compensation Structure

Lazard’s portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks and fees to those managed on behalf of the Fund.  Portfolio managers responsible for managing the Fund may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as “wrap accounts”) and model portfolios.

Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.

The quantitative compensation factors include:

●	Performance relative to benchmark
●	Performance relative to applicable peer group
●	Absolute return
●	Assets under management

The qualitative compensation factors include:

●	Leadership
●	Mentoring
●	Teamwork

Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates.  Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account.  Various factors are considered in the determination of a portfolio manager’s compensation.  All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time.  Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy such as leadership, teamwork and commitment.

Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team.

Variable bonus is based on the portfolio manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers.  In addition, the portfolio manager’s bonus can be influenced by subjective measurement of the manager’s ability to help others make investment decisions.

The chart below includes information regarding the members of the portfolio management team responsible for managing the Fund.  Specifically, it shows the number of other portfolios and assets (as of the most recent fiscal year end) managed by each team member, as well as the amount (within certain specified ranges) of money invested by each team member in shares of the Fund.  As noted in the chart, the portfolio managers managing the Fund may also individually be members of management teams that are responsible for managing Similar Accounts.  A significant proportion of these Similar Accounts may be within separately managed account programs, where the third party program sponsor is responsible for applying specific client objectives, guidelines and limitations against the model portfolio managed by the portfolio management team.  Regardless of the number of accounts, the portfolio management team still manages each account based on a model portfolio as described above.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/Lazard Emerging Markets Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Rohit Chopra	Other Pooled Vehicles	15	$7,719,857,350	1	$5,363,952
	Other Accounts	90	11,875,012,574	3	1,680,427,081
	Reg Investment Companies	8	17,746,919,707	0	0

James Donald	Other Pooled Vehicles	19	7,865,023,613	1	5,363,952
	Other Accounts	188	14,549,286,771	3	1,680,427,081
	Reg Investment Companies	12	20,027,949,351	1	2,087,227,635

Erik McKee	Other Pooled Vehicles	17	$7,727,351,591	1	$5,363,952
	Other Accounts	90	11,875,012,574	3	1,680,427,081
	Reg Investment Companies	10	17,773,062,387	0	0

John Reinsberg	Other Pooled Vehicles	5	122,719,220	3	86,107,147
	Other Accounts	72	8,582,384,224	1	80,324,303
	Reg Investment Companies	7	2,650,784,853	0	0

Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Jai Jacob	Other Pooled Vehicles	2	137,523,611	0	0
	Other Accounts	6	973,615,676	0	0
	Reg Investment Companies	6	2,275,559,593	0	0

Kevin O’Hare	Other Pooled Vehicles	6	416,156,937	1	7,987,431
	Other Accounts	10	2,015,758,981	0	0
	Reg Investment Companies	5	1,216,199,052	0	0

JNL/Lazard Mid Cap Equity Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Christopher Blake	Other Pooled Vehicles	5	$721,014,917	0	$0
	Other Accounts	73	2,767,946,808	1	319,656,258
	Reg Investment Companies	11	8,595,466,167	1	6,382,835,754

Daniel Breslin	Other Pooled Vehicles	0	0	0	0
	Other Accounts	21	415,855,740	0	0
	Reg Investment Companies	7	1,840,717,562	0	0

Robert Failla	Other Pooled Vehicles	4	687,763,534	0	0
	Other Accounts	42	2,719,864,256	1	319,656,258
	Reg Investment Companies	12	9,014,450,386	1	6,382,835,754

Andrew Lacey	Other Pooled Vehicles	14	1,635,898,924	0	0
	Other Accounts	183	6,125,511,241	1	319,656,258
	Reg Investment Companies	16	10,788,093,313	1	6,382,835,754

Martin Flood	Other Pooled Vehicles	9	1,146,229,426	0	0
	Other Accounts	190	4,808,179,932	1	319,656,258
	Reg Investment Companies	16	10,661,873,486	1	6,382,835,754

Conflicts of Interest

Material Conflicts Related to Management of Similar Accounts.  Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below).  In addition, the Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard’s management of the Fund and Similar Accounts.  For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard’s overall allocation of securities in that offering, or to increase Lazard’s ability to participate in future offerings by the same underwriter or issuer.  Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts.  Initial public offerings, in particular, are frequently of very limited availability.  Additionally, portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard.  Although Lazard does not track each individual portfolio manager’s time dedicated to each account, Lazard periodically reviews each portfolio manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.  In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or portfolios managers have a materially larger investment in a Similar Account than their investment in the Fund.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchase by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.  Lazard manages hedge funds that are subject to performance/incentive fees.  Certain hedge funds managed by Lazard may also be permitted to sell securities short.  When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall.  As described above, Lazard has procedures in place to address these conflicts.  Portfolio managers and portfolio management teams are generally not permitted to manage long-only assets alongside long/short assets, although may from time to time manage both hedge funds and long-only accounts, including open-end and closed-end registered investment companies.

Security Ownership of Portfolio Managers for the JNL/Lazard Emerging Markets Fund

Security Ownership of Portfolio Managers	John R. Reinsberg	James M. Donald	Erik McKee	Rohit Chopra
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers	Jai Jacob	Kevin O’Hare
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Lazard Mid Cap Equity Fund

Security Ownership of Portfolio Managers	Andrew Lacey	Robert A. Failla	Christopher H. Blake
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

M&G Investment Management Limited (“MAGIM”)

M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH sub-advises the JNL/M&G Global Basics Fund and the JNL/M&G Global Leaders Fund.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Portfolio Manager Compensation Structure

MAGIM believes it has a strong and integrated set of compensation practices designed to reflect the logic, internally within MAGIM, of people’s value as well as their outputs. MAGIM’s remuneration package is regularly reviewed by outside consultants to ensure that it is competitive in the London investment management market.

Each component of the remuneration package has a role to play in the effective and appropriate reward of individuals in order to attract, retain and motivate. MAGIM believes it is also important to ensure that in total the components are coherent and relate appropriately to each other, delivering the reward levels that MAGIM wants to make available for different levels of performance. The components are as follows:

●	Base pay is used to reward ‘inputs’, reflecting the values of people’s knowledge, skills, aptitudes and track records. It progresses in line with personal growth, general contribution and potential.

●
Bonus payment levels are closely aligned with ‘outputs’, chiefly investment performance but also other results such as asset accumulation. Bonuses are discretionary, variable year on year and reflect largely personal and team performance.

●
Our long-term incentive plan, based on phantom equity in MAGIM, is designed to provide a meaningful stake in the future growth of the value of the company to those who have a significant role to play in its growth.

MAGIM’s corporate culture aids in the attraction and retention of key professionals through the empowerment and responsibility it offers, together with the opportunities it provides for professionals to work with similarly minded experts in different investment fields.

Evaluations are undertaken on an annual basis with some half-yearly reviews as necessary.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/M&G Global Basics Fund
Graham French	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	3	$ 5,535
other pooled investment vehicles*:	3	$ 10,325
other accounts:	0	$ 0

JNL/M&G Global Leaders Fund
Aled Smith	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$ 0
other pooled investment vehicles*:	5	$ 3,860
other accounts:	0	$ 0

Conflicts of Interest

At MAGIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include non-U.S. collective investment schemes, insurance companies, and segregated pension funds. MAGIM manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors. MAGIM has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds participate in investment decisions involving the same securities.

Security Ownership of Portfolio Managers for the JNL/M&G Global Basics Fund

Security Ownership of Portfolio Managers	Graham French
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/M&G Global Leaders Fund

Security Ownership of Portfolio Managers	Aled Smith
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Mellon Capital Management Corporation

Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, serves as Sub-Adviser to the JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital Bond Index Fund, JNL/Mellon Capital Global Alpha Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, and JNL/Mellon Capital Utilities Sector Fund.  Mellon Capital also serves as co-Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Portfolio Manager Compensation Structure

Passively Managed And Actively Managed Mutual Fund Portfolio Manager Compensation

The primary objectives of the Mellon Capital compensation plans are to:

●	Motivate and reward superior investment and business performance
●	Motivate and reward continued growth and profitability
●	Attract and retain high-performing individuals critical to the on-going success of Mellon Capital
●	Create an ownership mentality for all plan participants

Cash compensation is comprised primarily of a market-based base salary and variable incentives (cash and deferred). Base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) (including both short and long term returns) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed (if applicable). Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.

Participants in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.

Mellon Capital’s Portfolio Managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine Portfolio Manager compensation with respect to the management of mutual funds and other accounts. Mutual fund Portfolio Managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain Portfolio Managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund Portfolio Managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for Employees.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/Mellon Capital S&P 500 Index Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($ Mil)
registered investment companies:	86	$49,900
other pooled investment vehicles:	87	$66,350
other accounts:	72	$82,288

JNL/Mellon Capital S&P 400 MidCap Index Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($ Mil)
registered investment companies:	86	$49,900
other pooled investment vehicles:	87	$66,350
other accounts:	72	$82,288

JNL/Mellon Capital Small Cap Index Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($ Mil)
registered investment companies:	86	$49,900
other pooled investment vehicles:	87	$66,350
other accounts:	72	$82,288

JNL/Mellon Capital International Index Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($ Mil)
registered investment companies:	86	$49,900
other pooled investment vehicles:	87	$66,350
other accounts:	72	$82,288

JNL/Mellon Capital Bond Index Fund
Zandra Zelaya, Gregg Lee	Number Of Accounts	Total Assets ($ Mil)
registered investment companies:	14	$7,854
other pooled investment vehicles:	36	$16,327
other accounts:	28	$10,036

JNL/Mellon Capital European 30 Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	86	$49,900
other pooled investment vehicles:	87	$66,350
other accounts:	72	$82,288

JNL/Mellon Capital Pacific Rim 30 Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	86	$49,900
other pooled investment vehicles:	87	$66,350
other accounts:	72	$82,288

JNL/Mellon Capital Global Alpha Fund
Vassilis Dagioglu and James Stavena	Number Of Accounts	Total Assets ($ Mil)
registered investment companies:	9	$ 1,170
other pooled investment vehicles:	29	$ 6,037
other accounts:	90	$ 5,354

JNL/Mellon Capital Emerging Markets Index Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($ Mil)
registered investment companies:	86	$49,900
other pooled investment vehicles:	87	$66,350
other accounts:	72	$82,288

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($ Mil)
registered investment companies:	86	$49,900
other pooled investment vehicles:	87	$66,350
other accounts:	72	$82,288

JNL/Mellon Capital Utilities Sector Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($ Mil)
registered investment companies:	86	$49,900
other pooled investment vehicles:	87	$66,350
other accounts:	72	$82,288

JNL/T. Rowe Price Mid-Cap Growth Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	86	$49,900
other pooled investment vehicles:	87	$66,350
other accounts:	72	$82,288

JNL/S&P Competitive Advantage Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	86	$49,900
other pooled investment vehicles:	87	$66,350
other accounts:	72	$82,288

JNL/S&P Dividend Income & Growth Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	86	$49,900
other pooled investment vehicles:	87	$66,350
other accounts:	72	$82,288

JNL/S&P Intrinsic Value Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	86	$49,900
other pooled investment vehicles:	87	$66,350
other accounts:	72	$82,288

JNL/S&P Total Yield Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	86	$49,900
other pooled investment vehicles:	87	$66,350
other accounts:	72	$82,288

Conflicts of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists.  Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds.  However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others.  The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios.  A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions.  For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio.  In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts.  However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others.  There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation of Portfolio Managers and Other Accounts Managed”). Mellon Capital has a fiduciary duty to manage all client accounts in a fair and equitable manner.  To accomplish this,  Mellon Capital has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading and purchases of securities from affiliate underwriters).  These procedures are intended to help employees identify and mitigate potential side by side conflicts of interest. Mellon Capital has also developed a conflicts matrix listing potential side by side conflicts and compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest.

Security Ownership of Portfolio Managers for the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Mellon Capital International Index Fund, the JNL/Mellon Capital European 30 Fund, the JNL/Mellon Capital Pacific Rim 30 Fund, the JNL/Mellon Capital Emerging Markets Index Fund, the JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, the JNL/Mellon Capital Utilities Sector Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund

Security Ownership of Portfolio Managers	Richard Brown	Thomas Durante	Karen Wong
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Mellon Capital Bond Index Fund

Security Ownership of Portfolio Managers	Zandra Zelaya	Gregg Lee
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Mellon Capital Global Alpha Fund

Security Ownership of Portfolio Managers	Vassilis Dagioglu	James Stavena
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Inc. (“MSIM”), with principal offices at 522 Fifth Avenue, New York, New York, 10036, serves as Sub-Adviser to the JNL/Morgan Stanley Mid Cap Growth Fund.  MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad.  Morgan Stanley is the direct parent of MSIM.  Morgan Stanley is a preeminient global financial services firm engaged in securities trading and brokerage activities, as well as, providing investment banking, research and analysis, financing and financial advisory services.  As of December 31, 2012, MSIM, together with its affiliated asset management companies, had approximately $338.1 billion in assets under management or supervision.

Portfolio Manager Compensation Structure

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Discretionary year-end compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation.

Discretionary year-end compensation may include:

●	Cash Bonus.

●	Long Term Incentive Compensation awards:

●
A mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.  All long term incentive compensation awards are subject to clawback provisions where awards can be cancelled if an employee takes any action, or omits to take any action which; causes a restatement of the Firm’s consolidated financial results; or constitutes a violation of the Firm’s risk policies and standards.

●
Investment Management Alignment Plan (IMAP) awards—a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include one of the Portfolios. In addition to the clawbacks listed above for long term incentive compensation awards, the provision on IMAP awards is further strengthened such that it may also be triggered if an employee’s actions cause substantial financial loss on a trading strategy, investment, commitment or other holding provided that previous gains on those positions were relevant to the employees’ prior year compensation decisions.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. These factors include:

●	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
●	The investment performance of the funds/accounts managed by the portfolio manager.
●	Contribution to the business objectives of the Adviser.
●	The dollar amount of assets managed by the portfolio manager.
●	Market compensation survey research by independent third parties.
●	Other qualitative factors, such as contributions to client objectives.
●	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

Dennis P. Lynch	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	33	$16,892.5
other pooled investment vehicles:	4	$5,367.6
other accounts:	11	$1,039.0

David S. Cohen	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	33	$ 16,892.5
other pooled investment vehicles:	4	$ 5,367.6
other accounts:	11	$ 1,039.0

Sam G. Chainani	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	33	$16,892.5
other pooled investment vehicles:	4	$5,367.6
other accounts:	11	$1,039.0

Alexander T. Norton	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	33	$16,892.5
other pooled investment vehicles:	4	$5,367.6
other accounts:	11	$1,039.0

Jason C. Yeung	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	33	$16,892.5
other pooled investment vehicles:	4	$5,367.6
other accounts:	11	$1,039.0

Armistead B. Nash	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	33	$16,892.5
other pooled investment vehicles:	4	$5,367.6
other accounts:	11	$1,039.0

Conflicts of Interest

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Sub-Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Sub-Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Security Ownership of Portfolio Managers for the JNL/Morgan Stanley Mid Cap Growth Fund

Security Ownership of Portfolio Managers	Dennis P. Lynch	David S. Cohen	Sam G. Chainani	Alexander T. Norton	Jason C. Yeung	Armistead B. Nash
None	X	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Neuberger Berman Fixed Income LLC

Neuberger Berman Fixed Income LLC (“NBFI”), 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603, serves as Sub-Adviser to the JNL/Neuberger Berman Strategic Income Fund.  NBFI is responsible for choosing the Fund’s investments and handling its day-to-day business.  Together, Neuberger Berman affiliates manage approximately $205 billion in total assets (as of 12/31/2012). Firm assets under management reflect the collective assets for the various investment adviser subsidiaries of Neuberger Berman Group LLC, including, but not limited to, Neuberger Berman LLC, Neuberger Berman Management LLC, Neuberger Berman Fixed Income LLC, NB Alternative Fund Management LLC, NB Alternative Investment Management LLC, and NB Alternatives Advisers LLC.

Portfolio Manager Compensation Structure

Neuberger Berman’s compensation philosophy is one that focuses on rewarding performance and incentivizing its employees.  Neuberger Berman considers a variety of factors in determining fixed and variable compensation for employees, including firm performance, individual performance, overall contribution to the team, collaboration with colleagues across the firm, effective partnering with clients to achieve goals, risk management and the overall investment performance as well as competitive benchmarking.  It is Neuberger Berman’s foremost goal to create a compensation process that is fair, transparent, and competitive with the market.

The Fixed Income Portfolio Managers receive a fixed (salary) and variable (bonus) compensation.  The bonus portion of a Portfolio Manager’s compensation is typically paid out at year end through a team bonus pool that may include both formulaic and discretionary elements. The formulaic portion of a bonus pool is a revenue-based model that generates a range for funding the Portfolio Management team compensation.  The determination of any discretionary funding of a pool outside of the range and the allocation of discretionary bonuses to individual participants are based on a variety of criteria, including aggregate investment performance, utilization of central resources, business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

Incentive Structure

As a firm, Neuberger Berman believes that providing its employees with appropriate incentives, a positive work environment and an inclusive and collaborative culture is critical to its success in retaining employees.

The terms of its long-term retention incentives are as follows:

●
Employee-Owned Equity.  An integral part of the management buyout of Neuberger Berman was the implementation of an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals. Investment professionals have received a majority of the common equity owned by all employees, and the same proportion of the preferred interests owned by employees.  Employee equity and preferred stock will be subject to vesting (generally 25% vests each year at the 2nd, 3rd, 4th and 5th anniversaries of the grant).

●
Contingent Compensation.  Neuberger Berman established the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, a percentage of a participant’s total compensation is contingent and tied to the performance of a portfolio of Neuberger Berman’s investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation be tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas.  In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. In addition, CCP Participants who are also current equity holders may make an election to direct a portion of future Contingent Amounts into a program involving cash, equity or other property subject to vesting provisions and other provisions generally consistent with those of the traditional CCP. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent amounts under the 2009 and 2010 CCP will vest 50% after two years and 50% after three years. The contingent amounts under the 2011 and 2012 CCP will vest in 1/3 increments each year over a three year period.  Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.

●
Restrictive Covenants.  Select senior professionals who have received equity grants have agreed to restrictive covenants which may include non-compete and non-solicit restrictions depending on participation.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

Thanos Bardas	Number Of Accounts	Total Assets ($Mil)(2)
registered investment companies:	5	$ 3,169.8
other pooled investment vehicles:	3	$ 470.9
other accounts(1):	54 (3)	$ 14,567.6

David M. Brown	Number Of Accounts	Total Assets ($Mil)(2)
registered investment companies:	6	$ 3,700.8
other pooled investment vehicles:	9	$ 3,152.5
other accounts(1):	73 (4)	$ 24,945

Andrew A. Johnson	Number Of Accounts	Total Assets ($Mil)(2)
registered investment companies:	6	$ 3,700.8
other pooled investment vehicles:	7	$ 3,030.7
other accounts(1):	108 (4)	$ 15,423

Bradley C. Tank	Number Of Accounts	Total Assets ($Mil)(2)
registered investment companies:	2	$ 1,387.4
other pooled investment vehicles:	1	$ 364.4
other accounts(1):	5 (5)	$ 1591.1

Thomas J. Marthaler (6)	Number Of Accounts	Total Assets ($Mil) (2)
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts (1) :	0	$0

(1) “Other Accounts” includes, without limitation, managed accounts, which are counted as one account per strategy per managed account platform.
(2) A portion of certain accounts may be managed by other portfolio managers; however, the total assets of such accounts are included above even though the portfolio manager listed above is not involved in the day-to-day management of the entire account.
(3) One of the accounts, with total assets of $346.2 million, has a fee with a performance component.
(4) Two of the accounts, with total assets of $1,294.5 million, has a fee with a performance component.
(5) One of the accounts, with total assets of $1,336.3 million, has a fee with a performance component.
(6) Mr. Marthaler became a Portfolio Manager of the Fund in February 2013.

Conflicts of Interest

NBFI’s portfolio managers are often responsible for managing multiple accounts (including proprietary accounts), which may include separately managed advisory accounts (managed on behalf of institutions such as pension and other retirement plans, corporations, insurance companies, foundations, endowments, trusts, and individuals), mutual funds, various pooled investment vehicles and wrap fee programs. Actual or potential conflicts of interest may arise between a portfolio manager’s management of the investments in the Fund and the management of other accounts. As a result, NBFI and its affiliates have adopted policies and procedures designed to mitigate and manage these conflicts.

Accounts other than the Fund may or may not have similar investment objectives and strategies, benchmarks and time horizons as the Fund. Generally, portfolios in a particular product strategy with similar strategies and objectives are managed similarly. However, portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may take actions on behalf of the Fund that may differ from the timing or nature of action taken with respect to other accounts. For instance, portfolio managers may purchase or sell certain securities for one account and not another. Securities purchased in one account may perform better than the securities purchased in another. Similarly, the sale of securities from one account may cause that account to perform better than others if the value of those securities still held in the other accounts decline. Furthermore, a portfolio manager managing more than one account could take positions in certain accounts that appear inconsistent. A portfolio manager may take a short position in a security that may be held long in another account he manages. For instance, where a portfolio manager wants to take a short position in an account that prohibits shorting, a similar effect may be accomplished by holding the security long but underweighting its position relative to a benchmark. Additional reasons for such portfolio positionings may include, but are not limited to, suitability, capital structure arbitrage, model driven trading, hedging, and client direction. NBFI has policies and procedures in place that seek to manage and monitor this conflict.

Neuberger Berman has implemented policies and procedures (“MNPI Procedures”) that are reasonably designed to prevent the misuse by Neuberger Berman and its personnel of material information regarding issuers of securities that has not been publicly disseminated (“material nonpublic information”). In general, under the MNPI Procedures and applicable law, when Neuberger Berman is in possession of material non-public information related to a publicly-traded security or the issuer of such security, whether acquired unintentionally or otherwise, neither Neuberger Berman nor its personnel are permitted to render investment advice as to, or otherwise trade or recommend a trade in, the securities of such issuer until such time as the information that Neuberger Berman has is no longer deemed to be material non-public information.

In the ordinary course of operations, certain businesses within Neuberger Berman may seek access to material non-public information. For instance, the loan and distressed debt businesses within NBFI may utilize material non-public information in purchasing loans and other debt instruments. The MNPI Procedures address the process by which material non-public information may be acquired intentionally by Neuberger Berman. When considering whether to acquire material non-public information, Neuberger Berman will attempt to balance the interests of all clients, taking into consideration relevant factors. The intentional acquisition of material non-public information may give rise to a potential conflict of interest since NBFI may be prohibited from rendering investment advice to clients regarding the public securities of such issuer and thereby potentially limiting the universe of public securities that NBFI may purchase or potentially limiting the ability of NBFI to sell such securities.

Potential conflicts of interest may also arise when aggregating and/or allocating trades. NBFI will frequently aggregate trades (both buys and sells) for a client with other NBFI clients when it is determined that such aggregation should result in a more favorable trade execution for such client. NBFI has also adopted trade allocation policies and procedures that seek to treat all clients fairly and equitably when there is a limited investment opportunity that may be suitable for more than one portfolio. NBFI’s trade allocation procedures seek to ensure that no client is favored over another. However, there are numerous factors that might affect whether a particular account participates in a trade allocation or be allocated a different amount than other accounts. Such factors include, but are not limited to, client guidelines, suitability, cash flows, strategy or product specific considerations, issuer or sector exposure considerations and de minimis allocations.

The fees charged to advisory clients by NBFI may differ depending upon a number of factors, including but not limited to, the particular strategy, the size of the portfolio being managed and the investment vehicle. In addition, certain accounts are subject to performance based fees. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over others. To address this conflict, NBFI, as discussed above, has adopted allocation policies that are intended to fairly allocate investment opportunities among client accounts.

Security Ownership of Portfolio Managers for the JNL/Neuberger Berman Strategic Income Fund

Security Ownership of Portfolio Managers	Thanos Bardas	David M. Brown	Andrew A. Johnson	Bradley C. Tank	Thomas J. Marthaler
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

OppenheimerFunds, Inc.

OppenheimerFunds, Inc. (“Oppenheimer”), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, serves as Sub-Adviser to the JNL/Oppenheimer Global Growth Fund.  Oppenheimer ,

including subsidiaries, managed more than $195 billion in assets , including mutual funds having more than 12 million shareholder accounts, including sub-accounts, as of December 31, 2012.  Oppenheimer is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

Portfolio Manager Compensation Structure

Compensation of Portfolio Managers. Portfolio managers are employed and compensated by the Sub-Adviser or an affiliate, not by the Fund. Under the compensation program for portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of the Sub-Adviser. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. The compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. A portfolio manager’s compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflicts of interest arising from a portfolio manager’s responsibilities managing different funds or accounts.

Portfolio manager compensation generally consists of three components: a base salary, an annual bonus, and eligibility to participate in long-term awards. In general, the average proportion of total compensation among these three components is as follows: base salary is 15%, annual bonus is 65%, and long-term awards are 20%.

The base pay component for each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.

The annual bonus is calculated based on two factors: a formulaic performance portion and a discretionary portion. In general, the formulaic performance portion is a much larger part of the annual bonus than the discretionary portion. The formulaic performance portion of the annual bonus is measured against the one, three and five year performance, or performance since inception, as applicable, of the fund(s) relative to an appropriate Morningstar peer group category selected by senior management. The compensation structure is weighted towards long-term performance of the funds, with one year performance weighted at 20%, three year performance rated at 30%, and five year performance weighted at 50%. This formula has the effect of rewarding consistently above median performance, which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all three periods results in an extremely low, and in some cases no, formulaic performance based bonus.

The discretionary portion of the annual bonus is determined by senior management of the Sub-Adviser and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.

Finally, the long-term award component consists of grants in the form of appreciation rights in regard to the common stock of the Sub-Adviser’s holding company parent, restricted shares of such common stock, as well as deferred cash investments in the fund(s) managed by a portfolio manager. Portfolio managers must elect to receive either 20% or 40% of their long-term award component in the form of deferred cash investments in the fund(s) managed. Through this long-term award component, portfolio managers’ interests are further aligned with those of fund shareholders.

The compensation structure of other funds and/or accounts managed by a portfolio manager, if any, is generally the same as the compensation structure described above. A portfolio manager’s compensation with regard to other portfolios may be based on the performance of those portfolios compared to a peer group category that may be different from that described below.

The Morningstar peer group category for Mr. Bhaman with respect to the Fund is World Stock.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/Oppenheimer Global Growth Fund

Portfolio Manager	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Rajeev Bhaman	Registered Investment Companies	7	$ 14.09 1	0	$ 0
	Pooled Investment Vehicles	2	$ 576 2	0	$ 0
	Other Accounts3	1	$ 111 2	0	$ 0
1 In billions.
2 In millions.
3 Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

Conflicts of Interest

As indicated above, a portfolio manager may also manage other funds and accounts. At different times, a portfolio manager may manage other funds or accounts with investment objectives and strategies similar to, or different from, those of the Fund. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund’s investment objectives and strategies. For example, a portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Sub-Adviser have the same management fee. If the management fee structure of another fund or account is more advantageous to the Sub-Adviser than the fee structure of the Fund, the Sub-Adviser could have an incentive to favor the other fund or account. However, the Sub-Adviser’s compliance procedures and Code of Ethics recognize the Sub-Adviser’s obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude a portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

Security Ownership of Portfolio Manager for the JNL/Oppenheimer Global Growth Fund

Security Ownership of Portfolio Managers	Rajeev Bhaman
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660 serves as Sub-Adviser to the JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund.  PIMCO is an investment management firm founded in 1971.  PIMCO is a Delaware limited liability company and is a majority owned subsidiary of Allianz Asset Management with minority interests held by PIMCO Partners, LLC, a California limited liability company.  Prior to

December 31, 2011 , Allianz Asset Management was named Allianz Global Investors of America L.P.  PIMCO Partners, LLC is owned by current managing directors and executive management of PIMCO .  Through various holding company structures, Allianz Asset Management is wholly owned by Allianz SE.

Portfolio Manager Compensation

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement.  The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm.  The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan.  PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation.  PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

The Total Compensation Plan consists of three components:

●
Base Salary - Base salary is determined based on core job responsibilities, market factors and internal equity. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or a significant change in the market. Base salary is paid in regular installments throughout the year and payment dates are in line with local practice.

●
Performance Bonus - Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the Compensation Committee’s bonus decision process. Final award amounts are determined at the discretion of the Compensation Committee and will also consider firm performance.

●
Equity or Long Term Incentive Compensation – Equity allows certain professionals to participate in the long-term growth of the firm. The M unit program provides for annual option grants which vest over a number of years and may convert into PIMCO equity that shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Option awards may represent a significant portion of individual’s total compensation.

In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Asset Management, and PIMCO over a three-year period.  The aggregate amount available for distribution to participants is based upon Allianz Asset Management’s profit growth and PIMCO’s profit growth.

Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

●
3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Portfolios) and relative to applicable industry peer groups;

●	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
●	Amount and nature of assets managed by the portfolio manager;

●	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
●	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
●	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
●	Contributions to asset retention, gathering and client satisfaction;
●	Contributions to mentoring, coaching and/or supervising; and
●	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Portfolio or any other account managed by that portfolio manager.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits.  Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/PIMCO Real Return Fund
Mihir Worah	Number Of Accounts	Total Assets ($MM)
registered investment companies:	25	$ 66,924.77
other pooled investment vehicles:	17	$ 11,615.81
other accounts:	58	$ 26,874.36

JNL/PIMCO Total Return Bond Fund
William H. Gross	Number Of Accounts	Total Assets ($MM)
registered investment companies:	42	$ 415,463.57
other pooled investment vehicles:	33	$ 52,341.02
other accounts:	67	$ 34,023.94

Conflicts of Interest

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as a Fund or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting a Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund’s investment opportunities.

Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Fund. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between a Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

Security Ownership of Portfolio Manager for the JNL/PIMCO Real Return Fund

Security Ownership of Portfolio Managers	Mihir Worah
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Manager for the JNL/PIMCO Total Return Bond Fund

Security Ownership of Portfolio Managers	William H. Gross
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

PPM America, Inc.

PPM America, Inc. (“PPM”), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as Sub-Adviser to the JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund, and the JNL/PPM America High Yield Bond Fund.  PPM, an affiliate of the Adviser, is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Portfolio Manager Compensation Structure

PPM considers compensation critical to the retention of high quality investment professionals. PPM’s policy is to reward professional staff according to competitive industry scales, quality of work product and performance.  This is accomplished through three primary compensation elements:  Fixed base salary, subject to annual merit increases, discretionary bonus, and PPM’s long-term incentive program (“LTIP”).  Base salary and discretionary bonus are evaluated for each professional annually based on tenure, individual performance, and market factors during that time period.  While investment results may be considered, it is not the sole criteria upon which a bonus is awarded.   With respect to senior portfolio managers on the PPM Equity Team, a small portion of annual bonus is deferred for a three-year period.  The deferred portion is forfeited if the portfolio manager leaves for other investment related employment before the end of the deferral period.   The PPM LTIP program is based on the overall performance of the operations of PPM and other U.S. based affiliates. To help in retaining its investment professionals, the PPM LTIP has a four-year cliff vesting.  The mix of base, discretionary bonus, and LTIP varies by level, with more senior employees having a greater percentage of their pay at risk through discretionary bonus and LTIP.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2012:

JNL/PPM America Mid Cap Value Fund
PPM Equity Team: Richard Brody, Michael P. MacKinnon, Kevin McCloskey, Jeffrey Moran, Samuel Yee	Number Of Accounts	Total Assets
registered investment companies:	3	$ 379,541,888
other pooled investment vehicles:	6	$ 2,287,087,350
other accounts:	8	$ 2,031,375,367

JNL/PPM America Small Cap Value Fund
PPM Equity Team: Richard Brody, Michael P. MacKinnon, Kevin McCloskey, Jeffrey Moran, Samuel Yee	Number Of Accounts	Total Assets
registered investment companies:	3	$379,541,888
other pooled investment vehicles:	6	$2,287,087,350
other accounts:	8	$2,031,375,367

JNL/PPM America Value Equity Fund
PPM Equity Team: Richard Brody, Michael P. MacKinnon, Kevin McCloskey, Jeffrey Moran, Samuel Yee	Number Of Accounts	Total Assets
registered investment companies:	3	$379,541,888
other pooled investment vehicles:	6	$2,287,087,350
other accounts:	8	$2,031,375,367

JNL/PPM America High Yield Bond Fund
Anthony Balestrieri	Number Of Accounts	Total Assets
registered investment companies:	3	$ 2,967,341,767
other pooled investment vehicles:	1	$ 130,761,408

other accounts:	10	$ 21,585,537,866

Scott Richards	Number Of Accounts	Total Assets
registered investment companies:	1	$ 2,206,363,154
other pooled investment vehicles:	3	$ 2,907,024,850
other accounts:	0	$ 0

JNL/PPM America Floating Rate Income Fund
John Walding	Number Of Accounts	Total Assets
registered investment companies:	1	$ 660,407,314
other pooled investment vehicles:	3	$ 2,907,024,850
other accounts:	1	$ 87,627,354

David Wagner	Number Of Accounts	Total Assets
registered investment companies:	1	$660,407,314
other pooled investment vehicles:	3	$2,907,024,850
other accounts:	1	$87,627,354

Christopher Kappas	Number Of Accounts	Total Assets
registered investment companies:	1	$660,407,314
other pooled investment vehicles:	3	$2,907,024,850
other accounts:	1	$87,627,354

Anthony Balestrieri	Number Of Accounts	Total Assets
registered investment companies:	3	$ 2,967,341,767
other pooled investment vehicles:	1	$ 130,761,408
other accounts:	10	$ 21,585,537,866

Conflicts of Interest

PPM is not aware of any material conflicts of interest that may arise in connection with its management of the Fund’s investments and the investments of its other accounts.

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by the PPM Equity Team are managed using the same or substantially similar investment strategies that are used in connection with the management of the Funds.  Similarly, other accounts managed by Mr. Balestrieri and Mr. Richards are managed using the same or substantially similar investment strategies that are used in connection with the management of the PPM Funds.  Accordingly, portfolio holdings, relative position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. However, securities selected for similarly managed funds or accounts other than one of the Funds may outperform the securities selected for the respective JNL/PPM America Fund.  Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, and allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as PPM may have an incentive to allocate securities that are expected to increase in value to preferred accounts, including those of clients affiliated with PPM.  Also, each Fund, as a registered investment company, is subject to different regulations than certain of the accounts managed by PPM, and, consequently, there may be differences in the allowable investments and investment techniques between accounts of clients managed by PPM.  Further, the majority of accounts managed by PPM represent assets of, or accounts sponsored by, its affiliates.  PPM seeks to manage such potential conflicts through the adoption of a variety of policies and procedures, including procedures intended to provide a fair allocation of buy and sell opportunities among the Funds and other accounts.

Also, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest, including conflicts of interest related to the knowledge and timing and potential market impact of trades placed on behalf of clients, as well as current or potential investment opportunities under consideration. While the Fund and PPM have adopted a variety of procedures, including a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

As noted above, PPM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund

Security Ownership of Portfolio Managers	Richard Brody	Kevin McCloskey	Michael P. MacKinnon	Jeffrey Moran	Samuel Yee
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/PPM America High Yield Bond Fund

Security Ownership of Portfolio Managers	Anthony Balestrieri	Scott Richards
None	X
$1-$10,000
$10,001-$50,000		X
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/PPM America Floating Rate Income Fund

Security Ownership of Portfolio Managers	John Walding	David Wagner	Christopher Kappas	Anthony Balestrieri
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Templeton Global Advisors Limited

Templeton Global Advisors Limited (“Global Advisors”), located at Lyford Cay, Nassau, Bahamas, serves as Sub-Adviser to the JNL/Franklin Templeton Global Growth Fund.  Global Advisors is an indirect, wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

Portfolio Manager Compensation Structure

Global Advisors seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary.  Each portfolio manager is paid a base salary.

Annual bonus.  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•
Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•
Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

•	Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation.  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/Franklin Templeton Global Growth Fund
Norman Boersma, CFA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	11	$ 33,549.0
other pooled investment vehicles:	15	$ 12,121.9
other accounts:	11	$ 2,371.0

Tucker Scott	Number of Accounts	Total Assets
registered investment companies:	14	$ 34,466.3
other pooled investment vehicles:	3	$ 8,077.9
other accounts:	4	$ 1,978.5

Lisa F. Myers, CFA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	12	$ 33,924.6
other pooled investment vehicles:	5	$ 8,586.5
other accounts:	9	$ 1,692.3

Conflicts of Interest

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics (“Code”) which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.  The Code provides that a conflict of interest is any circumstance where an individual’s personal interest interferes or even appears to interfere with the interests of Franklin Resources, Inc. and all of its U.S. and non-U.S. subsidiaries and affiliates (collectively, the “Company”).  The Code provides that all officers, directors, employees and temporary employees (each, a “Covered Person”) of the Company have a duty to avoid financial, business or other relationships that might be opposed to the interests of the Company or might cause a conflict with the performance of their duties.  The Code states that a conflict can arise when a Covered Person takes actions or has interests that may make it difficult to perform his or her Company related work objectively and effectively.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Global Growth Fund

Security Ownership of Portfolio Managers	Norman Boersma, CFA	Tucker Scott	Lisa F. Myers, CFA
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Red Rocks Capital LLC

Red Rocks Capital LLC (“RRC”) is the Sub-Adviser to the JNL/Red Rocks Listed Private Equity Fund and is located at 25188 Genesee Trail Road, Suite 250, Golden, Colorado 80401.

RRC is an asset management firm specializing in Listed Private Equity. The firm has developed a proprietary database to identify and track publicly traded private equity funds and companies. RRC brings to market the first U.S.-based Listed Private Equity strategy, comprised of 30-50 publicly traded private equity companies. The objective of the strategy is to provide investors with a fully diversified portfolio of top-tier private equity investments with daily valuation and daily liquidity.

Portfolio Manager Compensation Structure

RRC seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio Managers and other key employees are eligible to receive a fixed base salary, an incentive bonus opportunity and an equity compensation opportunity. Compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good long-term performance.  RRC may evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Compensation consists of the following elements:

●
Base salary. Each employee is eligible to receive a fixed base salary. In setting the base salary, RRC’s intention is to be competitive in light of the particular employee’s experience and responsibilities.

●
Annual bonus. Each employee is eligible to participate in a year-end bonus pool which has quantitative and nonquantitative components. The amount of the bonus is determined based on investment performance and financial results.  Generally, 66.6% of the bonus is quantitatively determined based on employee-specific performance and responsibility considerations, while the remaining 33.3% portion of the bonus is discretionary as determined by RRC and takes into account other subjective factors.

●	Equity. Portfolio Managers and other key employees are eligible to receive equity grants based on their potential to add long-term value to RRC.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/Red Rocks Listed Private Equity Fund
Adam Goldman	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	1	$ 189
other pooled investment vehicles:	0	$ 0
other accounts:	0	$ 0

Mark Sunderhuse	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	1	$ 189
other pooled investment vehicles:	0	$ 0
other accounts:	0	$ 0

Conflicts of Interest

RRC is not aware of any material conflicts of interest that may arise in connection with the Sub-Adviser’s management of the Fund’s investments and the investments of the other account(s).

Portfolio Managers at RRC manage multiple accounts pursuant to a model portfolio.  These accounts may include, among others, mutual funds and separately-managed accounts.  RRC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures and compliance with the firm’s Code of Ethics, which it believes address the conflicts associated with managing multiple accounts for multiple clients.

Security Ownership of Portfolio Managers for the JNL/Red Rocks Listed Private Equity Fund

Security Ownership of Portfolio Managers	Adam Goldman	Mark Sunderhuse
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Standard & Poor’s Investment Advisory Services LLC

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041, serves as Sub-Adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund.  SPIAS is co-Sub-Adviser with Mellon Capital for the following funds: JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund.  SPIAS was established in 1995 to provide investment advice to the financial community.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P Financial Services ”), a wholly owned subsidiary of McGraw-Hill.  S&P Financial Services is a provider of independent financial information, analytical services, credit ratings, and research to the global market place.

Portfolio Manager Compensation Structure

Compensation is a combination of salary and bonus. Bonuses are discretionary based on individual performance assessments and the financial performance of the business unit and S&P Capital IQ.  An individual’s overall performance evaluation and compensation recommendations reflect multiple factors including the performance of their advisory accounts, achievement of goals, and demonstration of competencies. Certain portfolio professionals may be awarded stock options and/or Performance Share Units of McGraw-Hill.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

Erin Gibbs	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$ 0
other pooled investment vehicles*:	26	$ 1,125
other accounts ** :	0	$ 0
* The portfolio manager is involved with the selection of securities for certain UIT portfolios at initial offering and as required thereafter and the selection of securities for offshore investment funds.
** The portfolio manager is responsible for the management of one or more model portfolios published by S&P Capital IQ.

William Charles Bassignani	Number Of Accounts	Approximate Total Assets
Registered investment companies:	0	$ 0
Other pooled investment vehicles:	0	$ 0
Other accounts:	0	$ 0

Michael Carapucci	Number Of Accounts	Approximate Total Assets
Registered investment companies:	0	$ 0
Other pooled investment vehicles:	0	$ 0
Other accounts: *	0	$ 0
* The portfolio manager is responsible for the management of one or more model portfolios published by S&P Capital IQ.

Conflicts of Interest

The portfolio managers manage multiple accounts and there are potential conflicts of interest.  The portfolio managers are required to sign the SPIAS Code of Ethics.  The Code addresses conflict situations, most specifically in terms of personal trading policies, but also in general provisions that our advice to our clients must not be affected by conflicts of interest.   Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P Financial Services or an affiliate licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds.  In cases where S&P Financial Services or an affiliate is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P Financial Services or an affiliate earning compensation in addition to the fees received by SPIAS in connection with its provision of services.  In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

SPIAS may consider research and other information from affiliates in making its investment recommendations.  The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Financial Services and its affiliates.  SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Financial Services and its affiliates.

S&P Financial Services and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

Security Ownership of Portfolio Managers for the JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund

Security Ownership of Portfolio Managers	William Charles Bassignani	Michael Carapucci
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Manager for the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund

Security Ownership of Portfolio Managers	Erin Gibbs	William Charles Bassignani
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Sub-Adviser to the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, and the JNL/T. Rowe Price Value Fund.  T. Rowe was founded in 1937 by the late Thomas Rowe Price, Jr., and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

Portfolio Manager Compensation Structure

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five-, and 10-year periods is the most important input. T. Rowe evaluates performance in absolute, relative, and risk-adjusted terms.  The weightings for these time periods are generally balanced and are applied consistently across similar strategies.  Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and are the same as those presented to the directors of the T. Rowe Price Funds in their regular review of fund performance. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds.  Compensation is viewed with a long- term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/T. Rowe Price Established Growth Fund
P. Robert Bartolo	Number of Accounts	Total Assets* (in millions)
registered investment companies:	9	$ 35,133
other pooled investment vehicles:	1	$ 956
other accounts:	9	$ 1,399.7

JNL/T. Rowe Price Mid-Cap Growth Fund
Brian Berghuis	Number of Accounts*	Total Assets* (in millions)
registered investment companies:	7	$ 25,131.9
other pooled investment vehicles:	3	$ 667.4
other accounts:	6	$ 633.2

JNL/T. Rowe Price Short-Term Bond Fund
Edward A. Wiese	Number Of Accounts	Total Assets (in millions)
registered investment companies:	6	$ 9,777.2
other pooled investment vehicles:	0	$ 0
other accounts:	12	$ 3,150.7

JNL/T. Rowe Price Value Fund
Mark S. Finn	Number of Accounts*	Total Assets* (in millions)
registered investment companies:	10	$ 20,178.4
other pooled investment vehicles:	4	$ 1,371.3
other accounts:	30	$ 3,837.1

*Please note the information above does not include any of the funds for which T. Rowe Price serves as Sub-Adviser for Jackson .  The Portfolio Managers named above did not manage any accounts for which advisory fees are based on performance.  Total assets are based on T. Rowe Price internal records as of December 31, 2012.

Conflicts of Interest

T. Rowe is not aware of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments and the investments of the other account(s).

Portfolio managers at T. Rowe typically manage multiple accounts.  These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts.  Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio.  Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio.  T. Rowe has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.  Also, as disclosed under the “Portfolio Manager Compensation Structure” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Securities Ownership of Portfolio Manager for the JNL/T. Rowe Price Established Growth Fund

Security Ownership of Portfolio Managers	P. Robert Bartolo
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Securities Ownership of Portfolio Managers for JNL/T. Rowe Price Mid-Cap Growth Fund

Security Ownership of Portfolio Managers	Brian Berghuis
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/T. Rowe Price Short-Term Bond Fund

Security Ownership of Portfolio Managers	Edward A. Wiese
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Securities Ownership of Portfolio Manager for the JNL/T. Rowe Price Value Fund

Security Ownership of Portfolio Managers	Mark S. Finn
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

UBS Global Asset Management (Americas) Inc.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), 1285 Avenue of the Americas, New York, New York, 10019, serves as Sub-Adviser to the JNL/UBS Large Cap Select Growth Fund and manages approximately $150 billion as of December 31, 2012.  UBS Global AM is an indirect wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division, which had approximately $634 billion in assets under management as of December 31, 2012.

Portfolio Manager Compensation Structure

UBS Global AM’s compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture with clear accountability. They also align the interests of investment professionals with those of our clients.

The total compensation received by the portfolio managers and analysts at UBS Global AM, including the Funds’ portfolio managers, has up to three basic components – a fixed component (base salary and benefits), a variable and discretionary cash component and, for employees whose total compensation exceeds a defined threshold, a variable and discretionary deferred component. These are described in more detail below:

●
The fixed component (base salary and benefits) is set with the aim of being competitive in the industry and is monitored and adjusted periodically with reference to the relevant local labor market in order to remain so. The fixed component is used to recognize the experience, skills and knowledge that portfolio managers and analysts bring to their roles.

●
Variable compensation is determined annually on a discretionary basis. It is correlated with the individual’s financial and non-financial contribution, as assessed through a rigorous performance assessment process, and on the performance of their respective function, of UBS Global Asset Management and of UBS as a whole. As its name implies, variable compensation is liable to change and is delivered in cash and, when over a defined total compensation threshold, deferred.

●
Variable deferred – employees may have a portion of their variable compensation deferred. The main deferral plan is the UBS Global Asset Management Equity Ownership Plan (Global AM EOP) which vests pro rata over a three year period, subject to continued service. Through the Global AM EOP, awards are granted in the form of some combination of vehicles aligned to selected UBS Global AM funds, UBS shares or notional shares. The vehicles aligned to selected UBS Global AM funds are called Alternative Investment Vehicles or AIVs. UBS Global AM believes that not only does this deferral plan reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool.

UBS Global AM strongly believes that aligning portfolio managers’ variable compensation to both the short-term and longer-term performance of their portfolios closely aligns the portfolio managers’ interests with those of the firm’s clients. The total annual variable compensation pool available for distribution is generally dependant upon the overall profitability of UBS Group and UBS Global AM.

The allocation of the variable compensation pool to each portfolio manager is linked to the investment performance of the assets such portfolio manager manages versus the relevant benchmark or index, and, where appropriate, peer strategies, over one and three years.

For analysts, variable compensation is, in general, based on the performance of some combination of model and/or client portfolios, generally evaluated over one and three years and coupled with a qualitative assessment of their contribution.  This is coupled with a qualitative assessment of their contribution considering factors such as the quality of their research, stock recommendations and their communication within and between teams and with portfolio managers.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

Paul A. Graham, Jr.1	Number Of Accounts	Total Assets
registered investment companies:	5	$ 2,404
other pooled investment vehicles:	9	$ 4,779
other accounts2:	17	$ 4,909

Peter J. Bye1	Number Of Accounts	Total Assets
registered investment companies:	4	$ 2,259
other pooled investment vehicles:	8	$ 4,456
other accounts 3 :	14	$ 4,766

1 Messrs. Graham, Bye and Console became portfolio managers on December 3, 2012.
2 Two account s with approximately $ 603 million has an advisory fee based upon the performance of the account.
3 One accounts with approximately $201 million has an advisory fee based upon the performance of the account.

Conflicts of Interest

The portfolio management team’s management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global AM manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global AM has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global AM has adopted a Code of Ethics that governs such personal trading but there is no assurance that the Code will adequately address all such conflicts.

UBS AG (“UBS”) is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS Global AM and UBS (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of the Fund are engaged in businesses and have interests other than that of managing the Fund. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by the Fund.

UBS Global AM may purchase or sell, or recommend for purchase or sale, for the Fund or its other accounts securities of companies: (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS Global AM may recommend to the Fund or its other clients, or purchase for the Fund or its other clients, securities of issuers in which UBS has an interest as described in this paragraph.

From time to time and subject to client approval, UBS Global AM may rely on certain affiliates to execute trades for the Fund or its other accounts.  For each security transaction effected by UBS, UBS Global AM may compensate and UBS may retain such compensation for effecting the transaction, and UBS Global AM may receive affiliated group credit for generating such business.

Transactions undertaken by UBS or client accounts managed by UBS (“Client Accounts”) may adversely impact the Fund. UBS and one or more Client Accounts may buy or sell positions while the Fund is undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Fund.

UBS Global AM and its advisory affiliates utilize a common portfolio and trading platform for its clients. Certain investment professionals and other employees of UBS Global AM are officers of advisory affiliates and related persons and may provide investment advisory services to clients of such affiliated entities. UBS Global AM’s personnel also provide research and trading support to personnel of certain advisory affiliates.  Research-related costs may be shared by advisory affiliates and related persons and may benefit the clients of such advisory affiliates. Since research services are shared between UBS Global AM and its advisory affiliates, UBS Global AM and its advisory affiliates maintain an aggregated soft dollar budget. Therefore, research services that benefit UBS Global AM’s clients may be paid for with commissions generated by clients of its advisory affiliates. Similarly, research services paid for by commissions generated by UBS Global AM’s clients may benefit advisory affiliates and their clients. UBS Global AM does not allocate the relative costs or benefits of research received from brokers or dealers among its clients because UBS Global AM believes that the research received is, in the aggregate, of assistance in fulfilling UBS Global AM’s overall responsibilities to its clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research. For example, equity research may be used for fixed income funds and accounts.

While we select brokers primarily on the basis of the execution capabilities, UBS Global AM, in its discretion, may cause a client to pay a commission to brokers or dealers for effecting a transaction for that client in excess of the amount another broker or dealer would have charged for effecting that transaction.  This may be done when we have determined in good faith that the commission is reasonable in relation to the value of the execution, brokerage and/or research services provided by the broker. Our arrangements for the receipt of research services from brokers may create conflicts of interest, in that we have an incentive to choose a broker or dealer that provides research services, instead of one that charges a lower commission rate but does not provide any research.

Security Ownership of Portfolio Managers for the JNL/UBS Large Cap Select Growth Fund

Security Ownership of Portfolio Managers	Paul A. Graham, Jr.	Peter J. Bye
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Wellington Management Company, LLP

Wellington Management Company, LLP (“Wellington Management”) serves as Sub-Adviser to the JNL/WMC Balanced Fund, JNL/WMC Money Market Fund and JNL/WMC Value Fund. Wellington Management is a Massachusetts limited liability partnership, with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2012, Wellington Management had investment management authority with respect to approximately $758 billion in assets.

Portfolio Manager Compensation Structure

Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Investment Sub-Advisory Agreement between Wellington Management and JNAM on behalf of the Funds.  Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund.  The following information relates to the fiscal year ended December 31, 2012.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) includes a base salary and incentive components.  The base salary for each Investment Professional who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm.  The base salary for the other Investment Professional is determined by the Investment Professional’s experience and performance in his role as an Investment Professional.  Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries for employees of the firm.  Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional.  Each Investment Professional’s incentive payment relating to the relevant Fund, with the exception of the JNL/WMC Money Market Fund, is linked to the gross pre-tax performance of the portion of the relevant Fund managed by the Investment Professionals compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results.   In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in a five-year performance comparison period.   Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees.  The incentive paid to the Investment Professional for the JNL/WMC Money Market Fund has no performance-related component and is based on the revenues earned by Wellington Management.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year.  The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations.  Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.  Ms. Grimes and Messrs. Bousa, Keogh, Link, and Reckmeyer are partners of the firm.

Fund	Incentive Benchmark(s) / Peer Groups
JNL/WMC Balanced Fund	S&P 500 Index (Bousa) and Barclays Capital US Aggregate Bond Index ( Goldman, Keogh)
JNL/WMC Value Fund	Russell 1000 Value Index

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2012:

JNL/WMC Balanced Fund
Edward P. Bousa	Number Of Accounts	Total Assets
registered investment companies:	5	$ 55,908,862,167
other pooled investment vehicles:	11	$ 2,714,792,582
other accounts:	18	$ 5,455,046,909

Accounts where advisory fee is based on account performance (subset of above)
Edward P. Bousa	Number Of Accounts	Total Assets
registered investment companies:	2	$ 43,346,719,750
other pooled investment vehicles:	0	$ 0
other accounts:	2	$ 1,064,637,319

John C. Keogh	Number Of Accounts	Total Assets
registered investment companies:	7	$ 45,784,093,079
other pooled investment vehicles:	0	$ 0
other accounts:	2	$ 2,814,131

Accounts where advisory fee is based on account performance (subset of above)
John C. Keogh	Number Of Accounts	Total Assets
registered investment companies:	3	$ 43,456,776,670
other pooled investment vehicles:	0	$ 0
other accounts:	0	$ 0

Glen M. Goldman	Number Of Accounts	Total Assets
registered investment companies:	8	$ 46,058,578,120
other pooled investment vehicles:	13	$ 681,862,139
other accounts:	33	$ 1,617,148,875

Accounts where advisory fee is based on account performance (subset of above)
Glen M. Goldman	Number Of Accounts	Total Assets
registered investment companies:	3	$ 43,456,776,670
other pooled investment vehicles:	2	$ 17,491,827
other accounts:	0	$ 0

JNL/WMC Value Fund
Karen H. Grimes	Number Of Accounts	Total Assets
registered investment companies:	7	$ 5,115,110,880
other pooled investment vehicles:	3	$ 165,846,985
other accounts:	5	$ 304,743,652

Accounts where advisory fee is based on account performance (subset of above)
Karen H. Grimes	Number Of Accounts	Total Assets
registered investment companies:	0	$ 0
other pooled investment vehicles:	0	$ 0
other accounts:	0	$ 0

Ian R. Link	Number Of Accounts	Total Assets
registered investment companies:	4	$ 1,142,654,641
other pooled investment vehicles:	1	$ 137,038,458
other accounts:	1	$ 200,098,367

Accounts where advisory fee is based on account performance (subset of above)
Ian R. Link	Number Of Accounts	Total Assets
registered investment companies:	0	$ 0
other pooled investment vehicles:	0	$ 0
other accounts:	0	$ 0

W. Michael Reckmeyer, III	Number Of Accounts	Total Assets ($ mil)
registered investment companies:	12	$ 22,613,873,012
other pooled investment vehicles:	0	$ 0
other accounts:	3	$ 1,048,847,451

Accounts where advisory fee is based on account performance (subset of above)
W. Michael Reckmeyer, III	Number Of Accounts	Total Assets ($ mil)
registered investment companies:	3	$ 18,705,170,229
other pooled investment vehicles:	0	$ 0
other accounts:	0	$ 0

Conflicts of Interest

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients.  These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds.  Each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles.  These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Funds.  The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account.  Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.  Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions.  For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account.  Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time.  In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings.  In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds.   Messrs. Bousa, Goldman, Keogh and Reckmeyer also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients.  Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts.  Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals.  Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Security Ownership of Portfolio Managers for the JNL/WMC Balanced Fund

Security Ownership of Portfolio Managers	Edward P. Bousa	John C. Keogh	Glen M. Goldman
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/WMC Value Fund

Security Ownership of Portfolio Managers	Karen H. Grimes	Ian R. Link	W. Michael Reckmeyer, III
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Sub-Advisory Fees

As compensation for their services, the Sub-Advisers receive fees from the Adviser computed separately for each Fund.  The fee for each Fund is stated as an annual percentage of the net assets of such Fund, and is calculated based on the average net assets of the Fund.

The following is a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fees it receives from the Funds as described elsewhere in this SAI and the Prospectus:

FUND	ASSETS	FEES
JNL/American Funds Blue Chip Income and Growth Fund	All Assets	N/A*
JNL/American Funds Global Bond Fund	All Assets	N/A*
JNL/American Funds Global Small Capitalization Fund	All Assets	N/A*
JNL/American Funds Growth-Income Fund	All Assets	N/A*
JNL/American Funds International Fund	All Assets	N/A*
JNL/American Funds New World Fund	All Assets	N/A*
JNL Institutional Alt 20 Fund	All Assets	N/A*
JNL Institutional Alt 35 Fund	All Assets	N/A*
JNL Institutional Alt 50 Fund	All Assets	N/A*
JNL Institutional Alt 65 Fund	All Assets	N/A*
JNL/American Funds Balanced Allocation Fund	All Assets	N/A*
JNL/American Funds Growth Allocation Fund	All Assets	N/A*
JNL/AQR Managed Futures Strategy Fund	$0 to $500 million $500 million to $700 million Over $700 million	.65% .55% .50%
JNL/BlackRock Commodity Securities Strategy Fund	$0 to $100 million $100 million to $400 million Over $400 million	.40% .29% .20%
JNL/BlackRock Global Allocation Fund	$0 to $500 million $500 million to $1.5 billion Over $1.5 billion	.42% .40% .375%
JNL/Brookfield Global Infrastructure Fund	$0 to $50 million $50 to $100 million Amounts over $100 million	.47% .45% .40%
JNL/Capital Guardian Global Balanced Fund	$0 to $400 million Over $400 million	.425% .375%
JNL/Capital Guardian Global Diversified Research Fund	$0 to $200 million $200 million to $400 million Over $400 million	.50% .45% .40%

FUND	ASSETS	FEES
JNL/DFA U.S. Core Equity Fund	$0 to $100 million Over $100 million	.17% .12%
JNL/Eagle SmallCap Equity Fund	$0 to $100 million Over $100 million	.45% .40%
JNL/Eastspring Investments Asia ex-Japan Fund	$0 to $500 million Over $500 million	.45% .40%
JNL/Eastspring Investments China-India Fund	$0 to $500 million Over $500 million	.45% .40%
JNL/Franklin Templeton Founding Strategy Fund	All Assets	N/A*
JNL/Franklin Templeton Income Fund8	$0 to $50 million $50 million to $200 million $200 million to $500 million Over $500 million	.625% .465% .375% .350%
JNL/Franklin Templeton Global Growth Fund8	$0 to $50 million $50 million to $200 million $200 million to $500 million Over $500 million	.625% .465% .375% .350%
JNL/Franklin Templeton Global Multisector Bond Fund8	$0 to $100 million $100 million to $250 million $250 million to $500 million $500 million to $750 million Amounts over $750 million	.45% .40% .38% .37% .36%
JNL/Franklin Templeton International Small Cap Growth Fund8	$0 to $100 million $101 million to $250 million $250 million to $500 million $500 million to $750 million $750 to $1,000 million Over $1,000 million	.67% .64% .62% .60% .59% .55%
JNL/Franklin Templeton Mutual Shares Fund8	$0 to $1 billion Over $1 billion	.51% .49%
JNL/Franklin Templeton Small Cap Value Fund8	$0 to $200 million $200 million to $500 million Over $500 million	.60% .52% .50%
JNL/Goldman Sachs Core Plus Bond Fund	$0 to $500 million $500 to $1 billion Over $1 billion	.25% .17% .15%
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $200 million $200 million to $1 billion Over $1 billion	.50% .45% .40%
JNL/Goldman Sachs Mid Cap Value Fund	$0 to $100 million Over $100 million	.50% .45%
JNL/Goldman Sachs U.S. Equity Flex Fund	$0 to $150 million Over $150 million	.45% .40%

FUND	ASSETS	FEES
JNL/Invesco Large Cap Growth Fund11	$0 to $150 million Over $150 million	.40% .35%
JNL/Invesco International Growth Fund	$0 to $250 million Over $250 million	.40% .35%
JNL/Invesco Global Real Estate Fund	$0 to $50 million Over $50 million	.50% .45%
JNL/Invesco Small Cap Growth Fund12	$0 to $500 million Over $500 million	.60% .55%
JNL/Ivy Asset Strategy Fund	$0 to $500 million $500 million to $1.5 billion Over $1.5 billion	.55% .47% .43%
JNL/JPMorgan International Value Fund	$0 to $350 million Over $350 million	.40% .35%
JNL/JPMorgan MidCap Growth Fund	All Assets	.40%
JNL/JPMorgan U.S. Government & Quality Bond Fund7	$0 to $200 million $200 million to $500 million Over $500 million	.17% .15% .12%
JNL/Lazard Mid Cap Equity Fund	$0 to $250 million Over $250 million	.45% .40%
JNL/Lazard Emerging Markets Fund	$0 to $50 million $50 million to $200 million $200 million to $600 million Over $600 million	.75% .65% .575% .525%
JNL/M&G Global Basics Fund	$0 to $500 million Over $500 million	.50% .45%
JNL/M&G Global Leaders Fund	$0 to $500 million Over $500 million	.50% .45%
JNL/Mellon Capital Index 5 Fund	All Assets	N/A*
JNL/Mellon Capital 10 x 10 Fund	All Assets	N/A*
JNL/Mellon Capital European 30 Fund	First $50 million Next $50 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
JNL/Mellon Capital Pacific Rim 30 Fund	First $50 million Next $50 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
JNL/Mellon Capital S&P 500 Index Fund	First $750 million Over $750 million	0.03% 0.015%
JNL/Mellon Capital S&P 400 MidCap Index Fund	First $750 million Over $750 million	0.03% 0.015%

FUND	ASSETS	FEES
JNL/Mellon Capital Small Cap Index Fund	First $750 million Over $750 million	0.03% 0.015%
JNL/Mellon Capital International Index Fund	First $750 million Over $750 million	0.03% 0.015%
JNL/Mellon Capital Bond Index Fund	First $750 million Over $750 million	0.03% 0.015%
JNL/Mellon Capital Global Alpha Fund	$0 to $200 million $200 to $400 million $400 to $600 million $600 to $800 million $800 to $900 million Over $900 million	.60% .55% .50% .45% .40% .35%
JNL/Mellon Capital Emerging Markets Index Fund	First $50 million Next $50 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	First $50 million Next $50 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
JNL/Mellon Capital Utilities Sector Fund	First $50 million Next $50 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
JNL/Morgan Stanley Mid Cap Growth Fund	All Assets	.45%
JNL/Neuberger Berman Strategic Income Fund	$0 to $200 million $200 million to $750 million Over $750 million	.20% .15% .12%
JNL/Oppenheimer Global Growth Fund	$0 to $350 million $350 million to $800 million Over $800 million	.35% .30% .25%
JNL/PPM America Floating Rate Income Fund	$0 to $300 million Over $300 million	.25% .20%
JNL/PPM America High Yield Bond Fund	$0 to $150 million $150 million to $300 million Over $300 million	.20% .175% .15%
JNL/PPM America Mid Cap Value Fund	$0 to $150 million $150 million to $300 million Over $300 million	.25% .20% .17%
JNL/PPM America Small Cap Value Fund	$0 to $150 million $150 million to $300 million Over $300 million	.25% .20% .17%

FUND	ASSETS	FEES
JNL/PPM America Value Equity Fund	$0 to $150 million $150 million to $300 million Over $300 million	.25% .20% .17%
JNL/PIMCO Real Return Fund	$0 to $1 billion Over $1 billion	.25% .20%
JNL/PIMCO Total Return Bond Fund10	$0 to $1 billion Over $1 billion	.25% .225%
JNL/Red Rocks Listed Private Equity Fund	$0 to $200 million $200 million to $500 million Over $500 million	.57% .52% .47%
JNL/WMC Balanced Fund	$0 to $200 million $200 million to $400 million Over $400 million	.27% .25% .23%
JNL/WMC Money Market Fund3	$0 to $750 million $750 million to $1 billion Over $1 billion	.05% .04% .025%
JNL/WMC Value Fund	$0 to $50 million Over $50 million	.40% .30%
JNL/T. Rowe Price Established Growth Fund5, 14	Assets up to $1 billion: $0 to $250 million $250 million to $500 million $500 million to $1 billion When assets exceed $1 billion: $0 to $1 billion Over $1 billion	.40% .375% .35% .35% .325%
JNL/T. Rowe Price Mid-Cap Growth Fund2,14	$0 to $20 million Over $20 million	.60% .50%
JNL/T. Rowe Price Mid-Cap Growth Fund13	First $50 million Next $50 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
JNL/T. Rowe Price Short-Term Bond Fund9 , 14	Assets less than $1.5 billion: $0 to $50 million $50 million to $100 million $100 million to $250 million $250 million to $500 million Over $500 million Greater or equal to $1.5 billion: All Assets	.30% .25% .175% .125% .10% .10%

FUND	ASSETS	FEES
JNL/T. Rowe Price Value Fund14,15
Assets up to $100 million:
$0 to $50 million
$50 million to $100 million

When assets exceed $100 million, but are less than $200 million:
All Assets

When assets exceed $200 million, but are less than $500 million:
All Assets

When assets exceed $500 million, but are less than $1 billion:
$0 to $500 million
$500 million to $1 billion

When assets exceed $1 billion:
All Assets

.50% .45% .40% .35% .325% .30% ..30%
JNL/UBS Large Cap Select Growth Fund	$0 to $500 million $500 million to $2 billion Over $2 billion	.32% .25% .20%
JNL/S&P Managed Growth Fund1	$0 to $8 billion Over $8 billion	.02% .01%
JNL/S&P Managed Conservative Fund1	$0 to $8 billion Over $8 billion	.02% .01%
JNL/S&P Managed Moderate Growth Fund1	$0 to $8 billion Over $8 billion	.02% .01%
JNL/S&P Managed Moderate Fund1	$0 to $8 billion Over $8 billion	.02% .01%
JNL/S&P Managed Aggressive Growth Fund1	$0 to $8 billion Over $8 billion	.02% .01%
JNL Disciplined Moderate Fund	All Assets	N/A*
JNL Disciplined Moderate Growth Fund	All Assets	N/A*
JNL Disciplined Growth Fund	All Assets	N/A*
JNL/S&P 4 Fund	All Assets	N/A*
JNL/S&P Competitive Advantage Fund 4	$0 to $100 million $100 million to $750 million Over $750 million	.06% .03% .015%
JNL/S&P Dividend Income & Growth Fund4	$0 to $100 million $100 million to $750 million Over $750 million	.06% .03% .015%

FUND	ASSETS	FEES
JNL/S&P Intrinsic Value Fund4	$0 to $100 million $100 million to $750 million Over $750 million	.06% .03% .015%
JNL/S&P Total Yield Fund 4	$0 to $100 million $100 million to $750 million Over $750 million	.06% .03% .015%
JNL/S&P Competitive Advantage Fund 6	$0 to $1 billion Next $2 billion Over $3 billion	.08% .07% .05%
JNL/S&P Dividend Income & Growth Fund6	$0 to $1 billion Next $2 billion Over $3 billion	.08% .07% .05%
JNL/S&P Intrinsic Value Fund6	$0 to $1 billion Next $2 billion Over $3 billion	.08% .07% .05%
JNL/S&P Total Yield Fund 6	$0 to $1 billion Next $2 billion Over $3 billion	.08% .07% .05%
* This Fund does not have a Sub-Adviser.
1 Assets for these Funds are aggregated in calculating the SPIAS sub-advisory fee.
2 Fees will be paid based on assets invested in the actively managed portion of the JNL/T. Rowe Price Mid-Cap Growth Fund managed by T. Rowe, not including the assets from the mid-cap growth index strategy portion of the JNL/T. Rowe Price Mid-Cap Growth Fund managed by Mellon Capital.  When net assets exceed $200 million, the 0.50% is applicable to all the amounts in the JNL/T. Rowe Price Mid-Cap Growth Fund.
3 The assets of the JNL/WMC Money Market Fund of JNL Series Trust and the assets of the JNL Money Market Fund of JNL Investors Series Trust will be combined for purposes of determining the applicable annual rate.  The Sub-Adviser is voluntarily waiving fees in excess of 0.025% on all aggregated average daily net assets through December 31, 2012.
4 These sub-advisory fees are paid to Mellon Capital.
5 The Sub-Adviser will provide the Adviser a transitional credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule that takes effect once assets exceed $1 billion.  The credit will apply at an asset range between approximately $946.4 million and $1 billion.  The credit will be applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either (a) exceed $1 billion, when the fee schedule of 0.35% for average net assets up to $1 billion and 0.325% for average net assets greater than $1 billion would be triggered, or (b) fall below a threshold of approximately $946.4 million, where the tiered fee schedule as presented above would be fully re-applied.
6 Assets for these Funds are aggregated in calculating the SPIAS sub-advisory fee.
7 For net assets under $500 million, the sub-adviser fees will be 0.20% for assets up to $200 million.
8 For the purpose of calculating the sub-adviser fee for the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Global Multisector Bond Fund, the JNL/Franklin Templeton International Small Cap Growth Fund, the JNL/Franklin Templeton Mutual Shares Fund, and the JNL/Franklin Templeton Small Cap Value Fund, the following fee discount is applied based on the combined average daily net assets of the portfolios:  Assets between $500 million and $1.0 billion, 2.5% fee reduction, assets between $1.0 billion and $1.5 billion, 5.0% fee reduction, assets between $1.5 billion and $2.5 billion, 7.5% fee reduction and assets above $2.5 billion, 10.0% fee reduction.
9 The Sub-Adviser will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the fee schedule that takes effect once assets exceed $100 million. The credit will apply at an asset range between approximately $70 million and $100 million.  The transitional credit will only apply when asset levels decrease due to market depreciation and not when asset levels decrease due to redemption activity.  For net assets greater or equal to $1.5 billion, the sub-adviser fees will be 0.10% on all assets.  The Sub-Adviser will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the fee schedule that takes effect once assets exceed $1.5 billion.  The credit will apply at an asset range between approximately $1.15 billion and $1.5 billion.
10 When aggregate net assets of JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return Bond Fund, and Curian/PIMCO Total Return Fund equal or exceed $3 billion, the annual rate of 0.225% is applicable to amounts over $1 billion in the JNL/PIMCO Total Return Bond Fund.  When aggregate net assets of JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return Bond Fund, and Curian/PIMCO Total Return Fund are less than $3 billion, the annual rate of 0.25% is applicable to all assets.  The fee is computed based on the combined market value of the Total Return portfolios of JNL and Curian; the Sub-Adviser will aggregate Total Return assets to derive an average fee to be applied to these Total Return portfolios.
11 For the purpose of calculating the sub-adviser fee for the JNL/Invesco Large Cap Growth Fund, assets must be combined with assets of the JNL/Invesco Global Real Estate Fund, the JNL/Invesco International Growth Fund, and the JNL/Invesco Small Cap Growth Fund.  For combined net assets greater than $1 billion, the sub-adviser fee will be 0.35% on all assets of the JNL/Invesco Large Cap Growth Fund.

12 For the purpose of calculating the sub-adviser fee for the JNL/Invesco Small Cap Growth Fund, assets must be combined with assets of the JNL/Invesco Global Real Estate Fund, the JNL/Invesco International Growth Fund, and the JNL/Invesco Large Cap Growth Fund, collectively.  For combined net assets greater than $1 billion, the sub-adviser fee will be 0.60% on net assets up to $250 million and 0.55% on net assets greater than $250 million for the JNL/Invesco Small Cap Growth Fund.
13 Fees will be paid based on assets invested in the mid-cap growth index strategy portion of the JNL/T. Rowe Price Mid-Cap Growth Fund managed by Mellon Capital.
14 For the purpose of calculating the sub-adviser fee for the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and the JNL/T. Rowe Price Value Fund, the following fee discount is applied based on the combined average daily net assets of the portfolios , provided the aggregate net assets is at least $1 billion invested in two or more strategies :  Assets between $0 and $1 billion, 2.5% fee reduction, assets between $ 1 billion and $ 2 .5 billion, 5.0% fee reduction, assets between $ 2 .5 billion and $ 5 billion, 7.5% fee reduction, and assets above $ 5 billion, 10.0% fee reduction.
15 The Sub-Adviser will provide the Adviser a transitional credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule that takes effect once assets exceed $1 billion.  The credit will apply at an asset range between approximately $958.3 million and $1 billion.  The credit will be applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either (a) exceed $1 billion, when the fee schedule of 0.30% for all average net assets would be triggered, or (b) fall below a threshold of approximately $958.3 million, where the tiered fee schedule as presented above would be fully re-applied.

Subject to the supervision of the Adviser and the Trustees pursuant to investment sub-advisory agreements entered into between the Adviser and each of the Sub-Advisers, the Sub-Advisers invest and reinvest or make recommendations to invest and reinvest the Fund’s assets consistent with the Fund’s respective investment objectives and policies.  With respect to the foregoing, it should be noted that subject to the supervision of the Adviser and Trustees pursuant to the investment sub-advisory agreements, SPIAS develops recommendations and allocations consistent with each of its sub-advised Fund’s investment objectives and policies, but does not trade securities or invest and reinvest assets on behalf of those Funds. Each investment sub-advisory agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund and by the shareholders of the affected Fund or the Board.  A sub-advisory agreement may be terminated at any time upon 60 days’ notice by either party or under certain sub-advisory agreements, upon 60 days’ notice of the Trust and the Adviser and 90 days’ notice of the Sub-Adviser, or by a majority vote of the outstanding shares of the Fund to which such agreement relates, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund.  Additional Funds may be subject to a different agreement.  Except with respect to the Funds sub-advised by SPIAS, Sub-Advisers are responsible for compliance with or have agreed to use their best efforts to manage the Fund to comply with the provisions of Section 817(h) of the Internal Revenue Code, applicable to each Fund (relating to the diversification requirements applicable to investments in underlying variable annuity contracts). With respect to the Funds sub-advised by SPIAS, the Adviser and the Sub-Adviser jointly are responsible for compliance of the Funds with Section 817(h).

The S&P 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, Dow Jones U.S. Select Dividend Index, Dow Jones U.S. Contrarian Opportunities and Dow Jones Brookfield Global Infrastructure Index (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”).  The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and Dow Jones U.S. Contrarian Opportunities Index is a service mark of Dow Jones; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; the foregoing trademarks have been licensed by SPDJI for use.  The JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap index Fund,  JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, JNL/Mellon Capital Management S&P 24 Fund, JNL/Mellon Capital Management S&P SMid 60 Fund, JNL/Mellon Capital Management Dow Dividend Fund and the JNL/Brookfield Global Infrastructure Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).  S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance.  S&P Dow Jones Indices’ only relationship to Jackson or Brookfield Asset Management with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products.  S&P Dow Jones Indices have no obligation to take the needs of Jackson, Brookfield Asset Management or the owners of the Products into consideration in determining, composing or calculating the Indices.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices or Brookfield to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR BROOKFIELD BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

“SPDR” is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P Financial Services”) and has been licensed for use by State Street Corporation. Standard & Poor’s and S&P are registered trademarks of S&P Financial Services. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P Financial Services or its affiliates, and S&P Financial Services and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund and JNL/S&P 4 Fund.  SPIAS is co-Sub-Adviser with Mellon Capital for the following funds: JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund:

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment advisor and a wholly owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor’s  Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P,  S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P’s opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P’s public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees .

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds.  In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services.  In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P.  SPIAS does not consider the ratings assigned by other credit rating agencies.

Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell.  Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING

MARKETS INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Investment Management Arrangement Applicable to the JNL/American Funds Feeder Funds.  JNAM has entered into a contractual agreement with the Trust under which it will waive a portion, as outlined below, of its advisory fee for each JNL/American Funds Feeder Fund for such time as the JNL/American Funds Feeder Fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Trust.  This fee waiver will continue as long as the JNL/American Funds Feeder Fund is part of a master-feeder fund structure unless the Board of Trustees approves a change in or elimination of the waiver.  The JNL/American Funds Feeder Funds commenced operations on or about May 1, 2010.

JNL/American Funds Feeder Fund	Period ending December 31, 2012	Period ending December 31, 2011	Period ending December 31, 2010
JNL/American Funds Blue Chip Income and Growth Fund	$2,565,130	$1,272,316	$187,627
JNL/American Funds Global Bond Fund	2,238,048	1,277,555	186,397
JNL/American Funds Global Small Capitalization Fund	1,031,117	684, 442	129,813
JNL/American Funds Growth-Income Fund	2,691,044	1,297,069	184,957
JNL/American Funds International Fund	1,554,419	936,684	173,203
JNL/American Funds New World Fund	2,948,841	1,671,344	266,615

In addition, the Agreement provides that CRMC may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers that is approved by the AFIS Master Funds’ board, pursuant to an agreement between CRMC and such subsidiary.  Any such subsidiary adviser will be paid solely by CRMC out of its fees.

JNL/American Funds Feeder Fund	Amount of Waiver
JNL/American Funds Blue Chip Income and Growth Fund	0.45%
JNL/American Funds Global Bond Fund	0.55%
JNL/American Funds Global Small Capitalization Fund	0.60%

JNL/American Funds Feeder Fund	Amount of Waiver
JNL/American Funds Growth-Income Fund	0.40%
JNL/American Funds International Fund	0.55%
JNL/American Funds New World Fund	0.80%

Investment Management Agreement of the AFIS Master Funds.  Each AFIS Master Fund has entered into an Investment Advisory and Service Agreement (collectively, the “Agreements”) with CRMC. The Agreements will continue in effect until December 31, 2012, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable AFIS Master Fund, and (b) the vote of a majority of Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that CRMC has no liability to the AFIS Master Funds for its acts or omissions in the performance of its obligations to the AFIS Master Funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

As compensation for its services, CRMC receives a monthly fee that is accrued daily, calculated at the annual rates of:

AFIS Master Blue Chip Income and Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.38%
Amount over $4 billion	0.37%

AFIS Master Global Bond Fund

Average Daily Net Assets	Annual Rate
First $1 billion	0.57%
Amount over $1 billion	0.50%

AFIS Master Global Small Capitalization Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.80%
Next $400 million	0.74%
Next $1 billion	0.70%
Next $1 billion	0.67%
Next $2 billion	0.65%
Amount over $5 billion	0.635%

AFIS Master Growth-Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.32%
Next $2.5 billion	0.285%
Next $4 billion	0.256%
Next $2.5 billion	0.242%
Next $4 billion	0.235%
Next $4 billion	0.23%

Next $6 billion	0.225%
Next $7 billion	0.222%
Amount over $34 billion	0.219%

AFIS Master International Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.69%
Next $500 million	0.59%
Next $500 million	0.53%
Next $1 billion	0.50%
Next $1.5 billion	0.48%
Next $2.5 billion	0.47%
Next $4 billion	0.46%
Next $6.5 billion	0.45%
Next $4 billion	0.44%
Amount over $21 billion	0.43%

AFIS Master New World Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.85%
Next $500 million	0.77%
Next $500 million	0.71%
Next $1 billion	0.66%
Amount over $2.5 billion	0.62%

In addition to providing investment advisory services, CRMC furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the AFIS Master Funds, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the AFIS Master Funds relating to the services furnished by CRMC. Subject to the expense agreement described below, the AFIS Master Funds will pay all expenses not expressly assumed by CRMC, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with CRMC; association dues; and costs of stationary and forms prepared exclusively for the AFIS Master Funds.

CRMC’s total fees for the fiscal years ended December 31, 2012, 2011, and 2010, were:

Fund Name	2012	2011	2010
Master Blue Chip Income and Growth Fund	$19,284,000	$18,180,000	$16,226,000
Master Global Bond Fund	$12,893,000	$11,290,000	$8,603,000
Master Global Small Capitalization Fund	$24,722,000	$26,096,000	$24,432,000
Master Growth-Income Fund	$64,310,000	$64,952,000	$65,149,000
Master International Fund	$44,296,000	$47,532,000	$45,915,000
Master New World Fund	$17,217,000	17,530,000	$15,648,000

For additional information regarding the AFIS Master Funds investment management agreement, please see the AFIS Master Fund SAI, which is delivered together with this SAI.

AFIS Master Fund Portfolio Managers.  CRMC uses a system of multiple portfolio counselors in managing AFIS Master Fund assets. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of an AFIS Master Fund’s portfolio within their research coverage. Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by CRMC. Because each JNL/American Funds Feeder Fund invests all or substantially all of its assets in a corresponding AFIS Master Fund, the information below summarizes the information applicable to the AFIS Master Funds’ portfolio counselors and investment analysts.

Other Accounts Managed by AFIS Master Fund Portfolio Counselors.  The following tables list the number and types of other accounts managed by the AFIS Master Funds’ portfolio counselors and assets under management in those accounts as of the end of the AFIS Master Funds’ most recently completed fiscal year ended December 31, 2012.

AFIS Master Blue Chip Income and Growth Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
Christopher D. Buchbinder	1	$ 57.2	0	$ 0	0	$ 0
James B. Lovelace	6	$ 175.2	0	$ 0	0	$ 0
C. Ross Sappenfield	2	$ 82.6	1	$ 20	0	$ 0
James Terrile	1	$23.1	0	$0	0	$0

AFIS Master Global Bond Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
Mark H. Dalzell	3	$56.8	0	$0	6 6	$2.83
Thomas H. Hogh	5	$67.9	1	$0.11	1	$0.09
James R. Mulally	5	$157.0	1	$0.03	0	$0

AFIS Master Global Small Capitalization Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
Claudia P. Huntington	5	$76.8	0	$0	0	$0
Mark E. Denning	6	$222.0	1	$0.08	0	$0
J. Blair Frank	3	$155.8	0	$0	0	$0
Harold H. La	2	$27.7	0	$0	0	$0
Kristian Stromsoe	2	$98.2	0	$0	0	$0

AFIS Master Growth-Income Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
Donald D. O’Neal	2	$ 169.8	1	$ 20	0	$ 0
Claudia P. Huntington	5	$ 57.0	0	$ 0	0	$ 0
J. Blair Frank	3	$ 136.0	0	$ 0	0	$ 0
Dylan Yolles	1	$ 23.1	0	$ 0	0	$ 0
William L. Robbins	1	$ 23.1	0	$ 0	0	$ 0

AFIS Master International Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
Sung Lee	3	$174.5	0	$0	0	$0
L. Alfonso Barroso	2	$74.1	1	$0.08	0	0
Jesper Lyckeus	2	$103.9	0	$0	0	$0
Christopher M. Thomsen	2	$123.4	0	$0	0	$0

AFIS Master New World Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
Carl M. Kawaja	4	$241.5	1	$1.39	0	$0
Nicholas J. Grace	2	$123.4	0	$0	0	$0
Robert H. Neithart	6	$71.5	6	$3.32	15 4	$6.70
F. Galen Hoskin	0	$0	1	$1.39	0	$0

1 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
2 Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.
3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
4 The advisory fee of onetwo of these accounts (representing $0.46 billion in total assets) is based partially on its investment results.
5 The advisory fee of one of these accounts (representing $0.36 billion in total assets) is based partially on its investment results.
6 The advisory fee of one of these accounts (representing $0.3635 billion in total assets) is based partially on its investment results.

Conflicts of Interest between the AFIS Master Funds and Other Accounts

CRMC has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of one or more AFIS Master Funds and his or her management of other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. CRMC believes that its policies and procedures are reasonably designed to address these issues.

Compensation of AFIS Master Fund Portfolio Counselors

Portfolio counselors and investment analysts are paid competitive salaries by CRMC. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant AFIS Master Fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. CRMC also separately compensates analysts for the quality of their research efforts. The AFIS Master Funds’ portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

AFIS Master Fund	Benchmark
AFIS Master Blue Chip Income and Growth Fund	S&P 500, Lipper Growth & Income Funds Index

AFIS Master Global Bond Fund	Barclays Global Aggregate Bond Index ex-USD, Barclays Global Aggregate Index U.S. Dollar, Lipper Global Income Funds Average, JP Morgan Government Bond Index – Emerging Market Global Diversified

AFIS Master Global Small Capitalization Fund	Lipper Small Cap Growth Funds Index, Lipper International Small Cap Funds Index, MSCI USA Small Cap Index, MSCI All Country World ex USA Small Cap Index

AFIS Master Growth-Income Fund	S&P 500, Lipper Growth & Income Funds Index

AFIS Master International Fund	MSCI All Country World ex-USA Index , Lipper International Funds Index

AFIS Master New World Fund
MSCI All Country World Index, Lipper Global Funds Index, MSCI Emerging Markets Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, Lipper Emerging Markets Debt Funds Average

From time to time, Capital Research and Management Company may adjust these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Fund Securities Beneficially Owned by AFIS Master Fund Portfolio Counselors

Shares of the AFIS Master Funds may only be owned by purchasing variable annuity and variable life insurance contracts.  Each portfolio counselor’s needs for variable annuity or variable life insurance contracts and the role those contracts would play in their comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The portfolio counselors have determined that variable annuity products are not needed for their individual retirement planning, and, as a result, as of the end of the AFIS Master Funds’ most recent fiscal year period, they did not hold shares of the AFIS Master Funds.

Administrative Fee.  In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as an annual percentage of the average daily net assets of the Fund as set forth below.

Funds	Assets	Administrative Fee
JNL/American Funds Blue Chip Income and Growth Fund	All Assets	.15%
JNL/American Funds Global Bond Fund	All Assets	.15%
JNL/American Funds Global Small Capitalization Fund	All Assets	.15%
JNL/American Funds Growth-Income Fund	All Assets	.15%
JNL/American Funds International Fund	All Assets	.15%
JNL/American Funds New World Fund	All Assets	.15%
JNL Institutional Alt 20 Fund	All Assets	.05%
JNL Institutional Alt 35 Fund	All Assets	.05%
JNL Institutional Alt 50 Fund	All Assets	.05%
JNL Institutional Alt 65 Fund	All Assets	.05%
JNL/American Funds Balanced Allocation Fund	All Assets	.15%
JNL/American Funds Growth Allocation Fund	All Assets	.15%
JNL/AQR Managed Futures Strategy Fund	All Assets	.20%
JNL/BlackRock Commodity Securities Strategy Fund	All Assets	.15%
JNL/BlackRock Global Allocation Fund	All Assets	.15%
JNL/Brookfield Global Infrastructure Fund	All Assets	.15%
JNL/Capital Guardian Global Balanced Fund	All Assets	.15%
JNL/Capital Guardian Global Diversified Research Fund	All Assets	.15%
JNL/DFA U.S. Core Equity Fund	All Assets	.10%
JNL/Eagle SmallCap Equity Fund	All Assets	.10%
JNL/Eastspring Investments Asia ex-Japan Fund	All Assets	.15%
JNL/Eastspring Investments China-India Fund	All Assets	.20%

Funds	Assets	Administrative Fee
JNL/Franklin Templeton Founding Strategy Fund	All Assets	.05%
JNL/Franklin Templeton Global Growth Fund	All Assets	.15%
JNL/Franklin Templeton Global Multisector Bond Fund	All Assets	.15%
JNL/Franklin Templeton Income Fund	All Assets	.10%
JNL/Franklin Templeton International Small Cap Growth Fund	All Assets	.15%
JNL/Franklin Templeton Mutual Shares Fund	All Assets	.10%
JNL/Franklin Templeton Small Cap Value Fund	All Assets	.10%
JNL/Goldman Sachs Core Plus Bond Fund	All Assets	.10%
JNL/Goldman Sachs Emerging Markets Debt Fund	All Assets	.15%
JNL/Goldman Sachs Mid Cap Value Fund	All Assets	.10%
JNL/Goldman Sachs U.S. Equity Flex Fund	All Assets	.15%
JNL/Invesco Global Real Estate Fund	All Assets	.15%
JNL/Invesco International Growth Fund	All Assets	.15%
JNL/Invesco Large Cap Growth Fund	All Assets	.10%
JNL/Invesco Small Cap Growth Fund	All Assets	.10%
JNL/Ivy Asset Strategy Fund	All Assets	.15%
JNL/JPMorgan International Value Fund	All Assets	.15%
JNL/JPMorgan MidCap Growth Fund	All Assets	.10%
JNL/JPMorgan U.S. Government & Quality Bond Fund	All Assets	.10%
JNL/Lazard Emerging Markets Fund	All Assets	.15%
JNL/Lazard Mid Cap Equity Fund	All Assets	.10%
JNL/M&G Global Basics Fund	All Assets	.15%
JNL/M&G Global Leaders Fund	All Assets	.15%
JNL/Mellon Capital 10 x 10 Fund	All Assets	.05%
JNL/Mellon Capital Index 5 Fund	All Assets	.05%
JNL/Mellon Capital Emerging Markets Index Fund	All Assets	.15%
JNL/Mellon Capital European 30 Fund	All Assets	.20%
JNL/Mellon Capital Pacific Rim 30 Fund	All Assets	.20%
JNL/Mellon Capital S&P 500 Index Fund	All Assets	.10%
JNL/Mellon Capital S&P 400 MidCap Index Fund	All Assets	.10%
JNL/Mellon Capital Small Cap Index Fund	All Assets	.10%
JNL/Mellon Capital International Index Fund	All Assets	.15%
JNL/Mellon Capital Bond Index Fund	All Assets	.10%
JNL/Mellon Capital Global Alpha Fund	All Assets	.15%
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	All Assets	.15%
JNL/Mellon Capital Utilities Sector Fund	All Assets	.15%
JNL/Morgan Stanley Mid Cap Growth Fund	All Assets	.15%

Funds	Assets	Administrative Fee
JNL/Neuberger Berman Strategic Income Fund	All Assets	.15%
JNL/Oppenheimer Global Growth Fund	All Assets	.15%
JNL/PIMCO Real Return Fund	All Assets	.10%
JNL/PIMCO Total Return Bond Fund	All Assets	.10%
JNL/PPM America Floating Rate Income Fund	All Assets	.15%
JNL/PPM America High Yield Bond Fund	All Assets	.10%
JNL/PPM America Mid Cap Value Fund	All Assets	.10%
JNL/PPM America Small Cap Value Fund	All Assets	.10%
JNL/PPM America Value Equity Fund	All Assets	.10%
JNL/Red Rocks Listed Private Equity Fund	All Assets	.15%
JNL/T. Rowe Price Established Growth Fund	All Assets	.10%
JNL/T. Rowe Price Mid-Cap Growth Fund	All Assets	.10%
JNL/T. Rowe Price Short-Term Bond Fund	All Assets	.10%
JNL/T. Rowe Price Value Fund	All Assets	.10%
JNL/UBS U.S. Growth Equity Fund	All Assets	.10%
JNL/WMC Balanced Fund	All Assets	.10%
JNL/WMC Money Market Fund	All Assets	.10%
JNL/WMC Value Fund	All Assets	.10%
JNL/S&P Competitive Advantage Fund	All Assets	.10%
JNL/S&P Dividend Income & Growth Fund	All Assets	.10%
JNL/S&P Intrinsic Value Fund	All Assets	.10%
JNL/S&P Total Yield Fund	All Assets	.10%
JNL/S&P 4 Fund	All Assets	.05%
JNL/S&P Managed Growth Fund	All Assets	.05%
JNL/S&P Managed Conservative Fund	All Assets	.05%
JNL/S&P Managed Moderate Growth Fund	All Assets	.05%
JNL/S&P Managed Moderate Fund	All Assets	.05%
JNL/S&P Managed Aggressive Growth Fund	All Assets	.05%
JNL Disciplined Moderate Fund	All Assets	.05%
JNL Disciplined Moderate Growth Fund	All Assets	.05%
JNL Disciplined Growth Fund	All Assets	.05%

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for interest expenses, registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees. The fees paid by the

Fund to the Administrator (before any fee waivers) for the fiscal year ended December 31, 2010, December 31, 2011, and December 31, 2012, were $40,543,386, $61,325,821, and $79,981,237, respectively.   The Administrator waived $276,852, $685,873, and $608,072, of its Administrative Fee for the fiscal years ended December 31, 2010, 2011, and 2012, respectively.

Custodian and Transfer Agent.  The custodian has custody of all securities and cash of the Trust maintained in the United States and attend to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, acts as custodian for all of the Funds, except the JNL/PPM America Floating Rate Income Fund.  The custodian is an affiliate of J.P. Morgan Investment Management Inc., which acts as Sub-Adviser to certain Funds.  JPMorgan Chase Bank, N.A. is an indirect subsidiary of JPMorgan Chase & Co.

The custodian for the JNL/PPM America Floating Rate Income Fund is State Street Bank & Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The custodian for the gold bars held by the JNL/Ivy Asset Strategy Fund is The Bank of Nova Scotia, ScotiaMocatta – New York, Metals Operation, One Liberty Plaza, 24th Floor, New York, New York 10006.

JNAM is the transfer agent and dividend-paying agent for each Fund of the Trust.

Independent Registered Public Accounting Firm.  The Trustees have appointed KPMG LLP as the Trust’s independent registered public accounting firm.  KPMG LLP, 200 E. Randolph Street, Chicago, Illinois 60601, will audit and report on the Trust’s annual financial statements and will perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

The Distributor.  Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), 7601 Technology Way, Denver, Colorado 80237 is the statutory underwriter and facilitates the registration and distribution of shares of the Funds on a continuous basis.  The Distributor is not obligated to sell any specific amount of shares.  JNLD is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.  The Distribution Agreement was last approved by the Board of Trustees on June 11-12, 2012.

The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the Prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (“Contracts”) issued by Jackson and its subsidiary Jackson NY.  Raymond James Financial Services, a brokerage affiliate of the Sub-Adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities.  The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

American Funds Distributors, Inc. (“AFD”) is the distributor of the AFIS Master Funds’ shares.  AFD is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

Distribution Plan.  The Board of Trustees of the Trust, including all of the Independent Trustees, has approved an Amended Plan pursuant to Rule 12b-1 under the 1940 Act (“Amended Plan”) with respect to the Class A shares and the Class B shares of each Fund including the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, but excluding the remaining JNL/S&P Funds, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund.  For purposes of this section of the SAI only, the Funds covered by the Amended Plan are referred to as the “Funds”.)   In adopting the Amended Plan, the Board, including all the Independent Trustees, concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Amended Plan will benefit each Fund and its shareholders by resulting in greater sales of shares.   Following the approval of the Amended Plan, a shareholders meeting was held on December 1, 2003, and the then-existing shareholders of each Fund became the Class A shareholders of that Fund.

The Board, including all of the Independent Trustees, also approved an amendment to the Trust’s existing Distribution Agreement with JNLD.  The Amendment to the Distribution Agreement reflected the provisions of the Amended Plan establishing new Classes of shares and authorizing the Rule 12b-1 fee with respect to Class A shares.

Subsequently, the Board of Trustees of the Trust approved an amendment to the Amended Plan and an amendment to the Trust’s existing Distribution Agreement. The amendments approved on November 23, 2004 did not require a shareholder vote. These amendments terminated the provisions of the Amended Plan and the Distribution Agreement permitting the use of amounts recaptured from portfolio brokerage commissions to promote the sale and distribution of Trust shares through the sale of variable insurance products funded by the Trust. The Board of Trustees approved the amendments to implement amendments to Rule 12b-1. As a result of the amendments to the Amended Plan and the Distribution Agreement, effective December 13, 2004, Class B shares are no longer subject to Rule 12b-1 expenses. The Amended Plan was last approved by the Board of Trustees on June 11-12, 2012 .

Currently, under the Amended Plan, each Fund that adopted the Amended Plan, except for JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund will accrue daily and pay monthly to JNLD the Rule 12b-1 fee.  This fee is computed at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A shares of the Fund; excluding the JNL/American Funds Feeder Funds, JNL/American Funds Balanced Allocation Fund, and JNL/American Funds Growth Allocation Fund, which pay a maximum annual rate of 0.25% of the average daily net assets attributable to the Class A shares of the Fund.  To the extent consistent with the Amended Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative, or other services.  The types of services and expenses that may be reimbursed or compensated by the Rule 12b-1 fee pursuant to the Amended Plan include, but are not limited to, the following:

●
Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Companies or the Funds, including materials intended for use by Jackson National Life and its affiliates, or for broker-dealer only use or retail use.

●	Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of shares of the Companies or the Funds.

●	Payment of servicing fees requested by broker-dealers or other financial intermediaries who sell Variable Contracts that offer the Funds.

●
Obtaining information and providing explanations to Variable Contract owners regarding the Funds’ investment objectives and policies and other information about the Companies and the Funds, including the performance of the Funds.

●	Training sales personnel regarding the sale of Variable Contracts that relate to the Funds offered in those Variable Contracts.

●	Financing any other activity that the Companies’ Board determines are primarily intended directly or indirectly to result in the servicing or sale of Fund shares.

The Plan provides (1) that it is subject to annual approval of continuance by the Trustees and the Independent Trustees; (2) that the Distributor must provide the Board with a quarterly written report of payments made under the Plan and the purpose of the payments; and (3) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees.  The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees.

For the fiscal period on December 31, 2012 , the 12b-1 fees paid by the Funds were as follows:

Fund	Period Ended December 31, 2012
JNL/American ® Funds Blue Chip Income and Growth Fund	1,424,845
JNL/American ® Funds Global Bond Fund	1,016,685
JNL/American ® Funds Global Small Capitalization Fund	429,394
JNL/American ® Funds Growth-Income Fund	1,681,551
JNL/American ® Funds International Fund	706,267
JNL/American ® Funds New World Fund	921,239
JNL/Institutional Alt 20 Fund	-
JNL/Institutional Alt 35 Fund	-
JNL/Institutional Alt 50 Fund	-
JNL/Institutional Alt 65 Fund	-
JNL/American Funds Balanced Allocation Fund 1	121,763
JNL/American Funds Growth Allocation Fund 1	79,365
JNL/AQR Managed Futures Strategy Fund	980,998
JNL/BlackRock Commodity Securities Fund	2,453,391
JNL/BlackRock Global Allocation Fund	2,134,333
JNL/Brookfield Global Infrastructure Fund	398,523
JNL/Capital Guardian Global Balanced Fund	797,944
JNL/Capital Guardian Global Diversified Research Fund	649,030
JNL/DFA U.S. Core Equity Fund	528,513
JNL/Eagle SmallCap Equity Fund	2,018,124
JNL/Eastspring Investments Asia ex-Japan Fund	275,681
JNL/Eastspring Investments China-India Fund	676,667
JNL/Franklin Templeton Founding Strategy Fund	-
JNL/Franklin Templeton Global Growth Fund	1,163,641
JNL/Franklin Templeton Global Multisector Bond Fund	1,002,420
JNL/Franklin Templeton Income Fund	2,885,446
JNL/Franklin Templeton International Small Cap Growth Fund	482,841
JNL/Franklin Templeton Mutual Shares Fund	1,530,762
JNL/Franklin Templeton Small Cap Value Fund	1,116,293
JNL/Goldman Sachs Core Plus Bond Fund	2,142,233
JNL/Goldman Sachs Emerging Markets Debt Fund	1,728,038
JNL/Goldman Sachs Mid Cap Value Fund	1,710,545
JNL/Goldman Sachs U.S. Equity Flex Fund	234,025
JNL/Invesco Global Real Estate Fund	1,894,239
JNL/Invesco International Growth Fund	1,431,193
JNL/Invesco Large Cap Growth Fund	2,171,568
JNL/Invesco Small Cap Growth Fund	529,930
JNL/Ivy Asset Strategy Fund	3,724,777
JNL/JPMorgan International Value Fund	1,207,773
JNL/JPMorgan MidCap Growth Fund	1,156,913

Fund	Period Ended December 31, 2012
JNL/JPMorgan U.S. Government & Quality Bond Fund	3,036,398
JNL/Lazard Emerging Markets Fund	2,557,886
JNL/Lazard Mid Cap Equity Fund	447,907
JNL/M&G Global Basics Fund	573,101
JNL/M&G Global Leaders Fund	81,728
JNL/Mellon Capital 10 x 10 Fund	-
JNL/Mellon Capital Index 5 Fund	-
JNL/Mellon Capital Emerging Markets Index Fund	534,989
JNL/Mellon Capital European 30 Fund	49,896
JNL/Mellon Capital Pacific Rim 30 Fund	186,767
JNL/Mellon Capital S&P 500 Index Fund	2,735,245
JNL/Mellon Capital S&P 400 Mid Cap Index Fund	1,680,588
JNL/Mellon Capital Small Cap Index Fund	1,840,749
JNL/Mellon Capital International Index Fund	2,797,128
JNL/Mellon Capital Bond Index Fund	3,444,492
JNL/Mellon Capital Global Alpha Fund	1,028,373
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund 1	86,688
JNL/Morgan Stanley Mid Cap Growth Fund 1	15,130
JNL/Neuberger Berman Strategic Income Fund 1	61,445
JNL/Oppenheimer Global Growth Fund	1,230,365
JNL/PIMCO Real Return Fund	6,179,932
JNL/PIMCO Total Return Bond Fund	9,391,911
JNL/PPM America Floating Rate Income Fund	1,046,034
JNL/PPM America High Yield Bond Fund	3,332,267
JNL/PPM America Mid Cap Value Fund	329,014
JNL/PPM America Small Cap Value Fund	191,013
JNL/PPM America Value Equity Fund	243,052
JNL/Red Rocks Listed Private Equity Fund	1,299,143
JNL/S&P Competitive Advantage Fund	1,428,062
JNL/S&P Dividend Income & Growth Fund	2,293,197
JNL/S&P Intrinsic Value Fund	1,316,071
JNL/S&P Total Yield Fund	914,053
JNL/T. Rowe Price Established Growth Fund	4,585,154
JNL/T. Rowe Price Mid-Cap Growth Fund	3,224,658
JNL/T. Rowe Price Short-Term Bond Fund	3,002,481
JNL/T. Rowe Price Value Fund	3,021,746
JNL/UBS Large Cap Select Growth Fund	947,519
JNL/WMC Balanced Fund	4,284,015
JNL/WMC Money Market Fund	2,189,687
JNL/WMC Value Fund	2,713,295
JNL/S&P 4 Fund	-
JNL/S&P Managed Conservative Fund	-
JNL/S&P Managed Moderate Fund	-
JNL/S&P Managed Moderate Growth Fund	-
JNL/S&P Managed Growth Fund	-
JNL/S&P Managed Aggressive Growth Fund	-
JNL/Disciplined Moderate Fund	-
JNL/Disciplined Moderate Growth Fund	-
JNL/Disciplined Growth Fund	-

* Period from April 30, 2012 (commencement of operations).

Distribution Plan of the Master Funds.

The Master Funds do not charge a 12b-1 fee for the Class 1 shares in which the Feeder Funds invest.  For additional information regarding the distribution of the Master Funds, please see the Master Funds SAI, which is delivered together with this SAI.

Fund Transactions and Brokerage.

Because the Feeder Funds invest their assets in the Master Funds, JNAM does not currently execute portfolio transactions on behalf of the Feeder Funds.  However, if JNAM or a Sub-Adviser begins to provide portfolio management services to a Feeder Fund, JNAM or the Sub-Adviser would execute portfolio transactions for the Feeder Fund pursuant to the policies and procedures described below.  Because the Feeder Funds do not invest directly in portfolio securities, the Feeder Funds do not pay any brokerage commissions.  For information about the brokerage commissions paid by each Master Fund for the last three fiscal years ended December 31, see the Master Funds’ SAI, which was provided with this SAI and is available upon request.

Pursuant to the Investment Sub-Advisory Agreements, the Sub-Advisers (except for SPIAS) are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust. Except as provided under the Trust’s Directed Brokerage Guidelines, which are described below, the Sub-Advisers may place portfolio securities orders with broker-dealers selected in their discretion.  The Sub-Advisers are obliged to place orders for the purchase and sale of securities with the objective of obtaining the most favorable overall results in commission rates and prices paid for securities for the Trust (“best execution”), and each Sub-Adviser has adopted policies and procedures intended to assist it in fulfilling that obligation.  In doing so, a Fund may pay higher commission rates than the lowest available when a Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as discussed below.

The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities, OTC equities, and certain derivative instruments) and/or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Funds’ transactions.  Bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.

Occasionally, securities may be purchased directly from the issuer.  For securities traded primarily in the OTC market, the Sub-Adviser may deal directly with dealers who make a market in the securities.  Such dealers usually act as principals for their own account.  Securities may also be purchased from various market centers.

In selecting broker-dealers through which to effect transactions, each applicable Sub-Adviser considers a number of factors described in its policy and procedures. The Sub-Advisers’ policies and procedures generally include as factors for consideration such matters as price, confidentiality, broker-dealer spread or commission (if any) the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution.  The Sub-Adviser’s selection of a broker-dealer based on one or more of these factors, either in terms of a particular transaction or the Sub-Adviser’s overall responsibilities with respect to the Trust and any other accounts managed by the Sub-Adviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Under the terms of the Investment Sub-Advisory Agreements, and subject to best execution, the Sub-Advisers also expressly are permitted to consider the value and quality of any “brokerage and research services” (as defined under Section 28(e) of the Securities Exchange Act of 1934, as amended, and typically referred to as “soft dollars”), including securities research, or statistical, quotation, or valuation services provided to the Sub-Adviser by the broker-dealer.  In placing a purchase or sale order, a Sub-Adviser may use a broker-dealer whose commission for effecting the transaction is higher than that another broker-dealer might have charged for the same transaction, if the Sub-Adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the Sub-Adviser’s overall responsibilities with respect to the Trust and any other accounts managed by the Sub-Adviser.  Research services provided by broker-dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy.  A Sub-

Adviser may use research services provided by broker-dealers through which the Sub-Adviser effects Fund transactions in serving any or all of its accounts, and the Sub-Adviser may not use all such services in connection with its’ services to the Trust.

Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a Sub-Adviser in addition to selling the securities to the Fund or other advisory clients of the Sub-Adviser.

During the fiscal year ended December 31, 2012, the Funds directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which may have provided research services to the Funds’ Sub-Advisers:

Fund	Estimated Gross Dollar Value of Purchases/Sales Directed to broker/dealers providing research and brokerage services as defined by Section 28(e) of the Securities Exchange Act of 1934.	Estimated Commissions on Purchases/Sales Directed to broker/dealers providing research and brokerage services as defined by Section 28(e) of the Securities Exchange Act of 1934.
JNL/BlackRock Commodity Securities Strategy Fund (formerly, JNL/BlackRock Commodity Securities Fund)	$41,291,843.65	$83,623.82
JNL/BlackRock Global Allocation Fund	$367,722,452.24	$504,935.11
JNL/Brookfield Global Infrastructure Fund	$283,280,630.40	$381,564.01
JNL/Capital Guardian Global Balanced Fund	$131,050,964.04	$182,249.88
JNL/Capital Guardian Global Diversified Research Fund	$98,553,209.41	$130,203.25
JNL/DFA U.S. Core Equity Fund	$1,391,941.36	$882.96
JNL/Eagle SmallCap Equity Fund	$39,792,357.58	$46,226.97
JNL/Eastspring Investments Asia ex-Japan Fund	$108,016,831.26	$229,715.19
JNL/Eastspring Investments China-India Fund	$129,141,969.98	$223,049.99
JNL/Franklin Templeton Global Growth Fund	$156,131,940.80	$229,167.64
JNL/Franklin Templeton Income Fund	$294,827,326.23	$295,937.86
JNL/Franklin Templeton International Small Cap Growth Fund	$132,278,399.82	$195,878.84
JNL/Franklin Templeton Mutual Shares Fund	$153,000,558.76	$176,864.80
JNL/Franklin Templeton Small Cap Value Fund	$3,348,829.89	$4,451.20
JNL/Goldman Sachs Mid Cap Value Fund	$476,473,610.60	$585,134.78
JNL/Goldman Sachs U.S. Equity Flex Fund	$144,332,388.96	$174,022.43
JNL/Invesco Global Real Estate Fund	$612,361,618.76	$1,034,407.99
JNL/Invesco International Growth Fund	$270,497,827.88	$469,657.58
JNL/Invesco Large Cap Growth Fund	$1,334,199,841.46	$1,145,915.95
JNL/Invesco Small Cap Growth Fund	$70,396,686.17	$88,029.11
JNL/Ivy Asset Strategy Fund	$640,704,466.67	$1,653,846.67
JNL/JPMorgan International Value Fund	$226,480,100.29	$338,879.94
JNL/JPMorgan MidCap Growth Fund	$465,159,885.15	$316,379.91
JNL/Lazard Emerging Markets Fund	$482,431,195.29	$965,745.80
JNL/Lazard Mid Cap Equity Fund	$51,883,854.86	$52,020.00
JNL/M&G Global Basics Fund	$139,866,661.87	$194,544.34
JNL/M&G Global Leaders Fund	$25,628,603.71	$38,648.66
JNL/Mellon Capital Emerging Markets Index Fund	$17,750,365.89	$31,819.63

Fund	Estimated Gross Dollar Value of Purchases/Sales Directed to broker/dealers providing research and brokerage services as defined by Section 28(e) of the Securities Exchange Act of 1934.	Estimated Commissions on Purchases/Sales Directed to broker/dealers providing research and brokerage services as defined by Section 28(e) of the Securities Exchange Act of 1934.
(formerly, JNL/Mellon Capital Management Emerging Markets Index Fund)
JNL/Mellon Capital European 30 Fund (formerly, JNL/Mellon Capital Management European 30 Fund)	$1,180,313.61	$2,360.66
JNL/Mellon Capital International Index Fund (formerly, JNL/Mellon Capital Management International Index Fund)	$364,427.94	$728.85
JNL/Morgan Stanley Mid Cap Growth Fund	$2,550,289.25	$2,728.91
JNL/Neuberger Berman Strategic Income Fund	$1,750,297.76	$1,180.08
JNL/Oppenheimer Global Growth Fund	$132,990,848.95	$202,453.76
JNL/PPM America High Yield Bond Fund	$18,232.32	$26.30
JNL/PPM America Mid Cap Value Fund	$3,491,298.25	$8,270.00
JNL/PPM America Small Cap Value Fund	$605,338.52	$1,735.00
JNL/PPM America Value Equity Fund	$10,652,205.98	$15,620.00
JNL/Red Rocks Listed Private Equity Fund	$70,380,986.98	$101,665.18
JNL/T. Rowe Price Established Growth Fund	$617,409,449.46	$461,942.49
JNL/T. Rowe Price Mid-Cap Growth Fund	$583,080,777.23	$625,040.91
JNL/T. Rowe Price Value Fund	$643,791,978.10	$727,576.60
JNL/UBS Large Cap Select Growth Fund	$433,801,873.23	$295,063.34
JNL/WMC Balanced Fund	$493,199,312.05	$539,730.24
JNL/WMC Value Fund	$372,693,643.78	$443,498.63

The estimates above are based upon custody data provided to CAPIS using the following methodology:   Total Commissions minus transactions executed at discounted rates and/or directed to the funds’ commission recapture program equals total research commissions.   USD transactions executed at $.02 and below and non-USD transactions executed at 8 basis points and below are considered to be executed at discounted rates.   For example, Commission paid on USD transactions at rates greater than $.02 per share and not directed for commission recapture are assumed to be paid to brokers that provide research and brokerage services within the scope of Section 28(e) of the Securities and Exchange Act of 1934. Commissions paid on fixed price offerings and transactions in futures and options are not included in this analysis.

Pursuant to the Trust’s Directed Brokerage Guidelines, the Trust is authorized to enter into agreements or arrangements pursuant to which the Trust may direct JNAM, in its capacity as the Trust’s investment adviser, and each of the Sub-Advisers retained by JNAM (and approved by the Trust) to manage certain of the Funds (each a “Sub-Adviser”), acting as agents for the Trust or its Funds to execute orders for the purchase or sale of portfolio securities with broker-dealers that have agreed to direct a portion of the brokerage commissions paid by the Funds back to the Funds.

In addition, in selecting broker-dealers to execute orders for the purchase or sale of portfolio securities for a Fund, JNAM and Sub-Advisers, may not take into account the broker-dealers’ promotion or sale of variable contracts that invest in Fund shares.  The Trust, JNAM, the Sub-Advisers and JNLD, the principal underwriter for the Trust, may not enter into any agreement (whether oral or written) or other understanding under which the Trust directs or is expected to direct to a broker-dealer, in consideration for the promotion or sale of shares issued by the Trust or any other registered investment company, portfolio securities transactions, or any remuneration, including but not limited to any commission, mark-up, mark-down, or other fee (or portion thereof) received or to be received from the Trust’s portfolio transactions effected through any other broker-dealer.

From time to time, the Board of Trustees will review whether the Sub-Adviser’s use of the recapture program for the benefit of the Funds, and the portion of the compensation paid by the Fund on the portfolio transactions is legally permissible and advisable.  The Board of Trustees intends to continue to review whether recapture opportunities are legally permissible and, if so, to determine in the exercise of its business judgment whether it would be advisable for the Funds to participate, or continue to participate, in the commission recapture program.

Subject to Rule 17e-1 under the 1940 Act, portfolio transactions for a Fund may be executed on an agency basis through broker-dealers that are affiliated with the Trust, the Adviser, or a Sub-Adviser, if, in the Sub-Adviser’s judgment, the use of such affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions.  The Board has adopted procedures and such transactions are reported to the Trustees on a regular basis.

Subject to compliance with Rule 10f-3 under the 1940 Act, Sub-Advisers are permitted to purchase securities from an underwriting syndicate in which an affiliate of the Sub-Adviser is a member.  The Board has adopted procedures and all such transactions are reported to the Trustees on a regular basis.

Subject to compliance with Rule 17a-7 under the 1940 Act, Sub-Advisers are permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the Sub-Adviser.  The Board has adopted procedures and all such transactions are reported to the Trustees on a regular basis.

There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or a Sub-Adviser, or an affiliated company.  Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when the Adviser or the Sub-Adviser believes that to do so is in the interest of a Fund and the other accounts participating.  When such concurrent authorizations occur the executions will be allocated in an equitable manner.

During the past three fiscal years, the Funds paid the following amounts in brokerage commissions for portfolio transactions:

Fund	Fiscal year ended December 31, 2012	Fiscal year ended December 31, 2011	Fiscal year ended December 31, 2010
JNL/American Funds® Blue Chip Income and Growth Fund	$0	$0	$0
JNL/American Funds Global Bond Fund	0	0	0
JNL/American Funds Global Small Capitalization Fund	0	0	0
JNL/American Funds Growth-Income Fund	0	0	0
JNL/American Funds International Fund	0	0	0
JNL/American Funds New World Fund	0	0	0

Fund	Fiscal year ended December 31, 2012	Fiscal year ended December 31, 2011	Fiscal year ended December 31, 2010
JNL/Institutional Alt 20 Fund	0	0	0
JNL/Institutional Alt 35 Fund	0	0	0
JNL/Institutional Alt 50 Fund	0	0	0
JNL/Institutional Alt 65 Fund	0	0	0
JNL/AQR Managed Futures Strategy Fund	0	120,976	n/a
JNL/BlackRock Commodity Securities Strategy Fund (formerly, JNL/BlackRock Commodity Securities Fund)	0	104,553	356,777
JNL/BlackRock Global Allocation Fund	0	131,971	0
JNL/Brookfield Global Infrastructure Fund	0	162,468	n/a
JNL/Capital Guardian Global Balanced Fund	0	224,463	233,592
JNL/Capital Guardian Global Diversified Research Fund	276,707	265,698	274,102
JNL/DFA U.S. Core Equity Fund (formerly, JNL/Eagle Core Equity Fund)	171,494	106,800	141,942
JNL/Eagle SmallCap Equity Fund	975,142	634,284	554,393
JNL/Eastspring Investment Asia ex-Japan Fund (formerly, JNL/PAM Asia ex-Japan Fund)	469,233	293,848	254,928
JNL/Eastspring Investment China-India Fund (formerly, JNL/PAM China-India Fund)	223,119	203,594	413,582
JNL Franklin Templeton Founding Strategy Fund	0	0	0
JNL/Franklin Templeton Global Growth Fund	268,351	372,508	133,892
JNL/Franklin Templeton Global Multisector Bond Fund	0	0	n/a
JNL/Franklin Templeton Income Fund	341,436	179,849	175,838
JNL/Franklin Templeton International Small Cap Growth Fund	212,892	181,918	498,077
JNL/Franklin Templeton Mutual Shares Fund	275,501	349,763	273,995
JNL/Franklin Templeton Small Cap Value Fund	282,634	$159,357	$91,627
JNL/Goldman Sachs Core Plus Bond Fund	92,006	99,393	101,781
JNL/Goldman Sachs Emerging Markets Debt Fund	3,123	0	0
JNL/Goldman Sachs Mid Cap Value Fund	1,151,159	1,143,651	747,682
JNL/Goldman Sachs U.S. Equity Flex Fund	336,213	379,794	305,918
JNL/Invesco Global Real Estate Fund	1,572,126	995,473	1,128,955
JNL/Invesco International Growth Fund	542,873	589,429	540,240
JNL/Invesco Large Cap Growth Fund	1,661,188	1,526,257	1,693,609
JNL/Invesco Small Cap Growth Fund	261,006	213,335	122,160
JNL/Ivy Asset Strategy Fund	3,886,369	2,277,654	1,904,530
JNL/JPMorgan International Value Fund	661,427	723,553	751,017
JNL/JPMorgan MidCap Growth Fund	632,253	471,044	220,359
JNL/JPMorgan U.S. Government & Quality Bond Fund	0	0	0
JNL/Lazard Emerging Markets Fund	1,170,984	1,199,318	$1,441,383
JNL/Lazard Mid Cap Equity Fund	322,926	368,857	259,160
JNL/M&G Global Basics Fund	241,863	174,823	152,418
JNL/M&G Global Leaders Fund	46,333	96,009	31,700
JNL/Mellon Capital 10 x 10 Fund (formerly, JNL/Mellon Capital Management 10 x 10 Fund)	0	0	0
JNL/Mellon Capital Index 5 Fund (formerly, JNL/Mellon Capital Management Index 5 Fund)	0	0	0
JNL/Mellon Capital Emerging Markets Index Fund (formerly, JNL/Mellon Capital Management Emerging Markets Index Fund)	294,652	97,133	n/a
JNL/Mellon Capital European 30 Fund (formerly, JNL/Mellon Capital Management European 30 Fund)	20,888	24,478	16,823
JNL/Mellon Capital Pacific Rim 30 Fund (formerly, JNL/Mellon Capital Management Pacific Rim 30 Fund)	76,427	55,966	27,715
JNL/Mellon Capital S&P 500 Index Fund (formerly, JNL/Mellon Capital Management S&P 500 Index Fund)	67,673	59,611	59,113

Fund	Fiscal year ended December 31, 2012	Fiscal year ended December 31, 2011	Fiscal year ended December 31, 2010
JNL/Mellon Capital S&P 400 MidCap Index Fund (formerly, JNL/Mellon Capital Management S&P 400 MidCap Index Fund)	41,277	27,996	23,328
JNL/Mellon Capital Small Cap Index Fund (formerly, JNL/Mellon Capital Management Small Cap Index Fund)	94,751	50,393	89,228
JNL/Mellon Capital International Index Fund (formerly, JNL/Mellon Capital Management International Index Fund)	160,331	222,635	162,648
JNL/Mellon Capital Bond Index Fund (formerly, JNL/Mellon Capital Management Bond Index Fund)	0	0	0
JNL/Mellon Capital Global Alpha Fund (formerly, JNL/Mellon Capital Management Global Alpha Fund)	435,558	316,051	89,642
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (formerly, JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund)	30,407	n/a	n/a
JNL/Mellon Capital Utilities Sector Fund	n/a	n/a	n/a
JNL/Morgan Stanley Mid Cap Growth Fund	12,966	n/a	n/a
JNL/Neuberger Berman Strategic Income Fund	2,282	n/a	n/a
JNL/Oppenheimer Global Growth Fund	319,446	288,584	183,218
JNL/PIMCO Real Return Fund	12,807	32,708	33,988
JNL/PIMCO Total Return Bond Fund	39,048	124,612	141,258
JNL/PPM America Floating Rate Income Fund	0	0	n/a
JNL/PPM America High Yield Bond Fund	5,786	10,000	12,539
JNL/PPM America Mid Cap Value Fund	215,916	156,687	121,741
JNL/PPM America Small Cap Value Fund	220,361	140,993	126,217
JNL/PPM America Value Equity Fund	63,212	79,051	60,589
JNL/Red Rocks Listed Private Equity Fund	315,514	740,019	348,435
JNL/T. Rowe Price Established Growth Fund	680,715	528,138	559,705
JNL/T. Rowe Price Mid-Cap Growth Fund	832,348	832,867	570,949
JNL/T. Rowe Price Short-Term Bond Fund	3,656	6,258	0
JNL/T. Rowe Price Value Fund	1,167,278	931,048	565,367
JNL/UBS Large Cap Select Growth Fund (formerly, JNL/Capital Guardian U.S. Growth Equity Fund)	430,000	321,038	415,261
JNL/WMC Balanced Fund	705,851	666,326	452,985
JNL/WMC Money Market Fund	0	$0	$0
JNL/WMC Value Fund	625,865	563,652	475,395
JNL/S&P Competitive Advantage Fund	116,001	58,629	51,534
JNL/S&P Dividend Income & Growth Fund	173,140	105,471	58,934
JNL/S&P Intrinsic Value Fund	192,229	133,506	96,620
JNL/S&P Total Yield Fund	168,959	91,024	120,940
JNL/S&P 4 Fund	0	0	0
JNL/S&P Managed Conservative Fund	0	0	0
JNL/S&P Managed Moderate Fund	0	0	0
JNL/S&P Managed Moderate Growth Fund	0	0	0
JNL/S&P Managed Growth Fund	0	0	0
JNL/S&P Managed Aggressive Growth Fund	0	0	0
JNL Disciplined Moderate Fund	0	0	0
JNL Disciplined Moderate Growth Fund	0	0	0
JNL Disciplined Growth Fund	0	0	0

During the past three fiscal years, the Funds paid the following amounts in brokerage commissions to affiliated broker-dealers:

Name of Broker/Dealer	Period Ended December 31, 2012	Period Ended December 31, 2011	Period Ended December 31, 2010
The Bank of New York Mellon Corporation	$122	$10,007	$1,956
Bear Stearns Asset Management Inc.	0	0	0
Credit Suisse Securities LLC	0	0	12,064
Goldman Sachs & Co.	54,103	87,075	46,066
Invest Financial Corp.	0	808	0
J.P. Morgan	4,887	8,631	2,421
Oppenheimer Funds Distributor, Inc.	0	0	0
Raymond James & Associates Inc.	3,630	10,495	8,093
T. Rowe Price Investment Services, Inc.	0	0	0
UBS Securities LLC	7,815	0	0

Each of the broker-dealers listed above is (or, in the case of Goldman Sachs, was, at the time of the transactions) affiliated with the Funds through a Sub-Adviser.

The percentage of the Fund’s aggregate brokerage commissions paid to affiliated broker-dealers during the fiscal year ended December 31, 2012 is as follows:

Fund	Broker/Dealer	Percentage of Aggregate Commissions
JNL/Eagle SmallCap Equity Fund	Raymond James & Associates	0.43%
JNL/Goldman Sachs U.S. Equity Flex Fund	Goldman Sachs & Co.	0.17%
JNL/UBS Large Cap Select Growth Fund	UBS Securities LLC	1.82%
JNL/JPMorgan International Value Fund	JP Morgan	0.74%
JNL/Goldman Sachs Core Plus Bond Fund	Goldman Sachs & Co.	2.62%
JNL/Mellon Capital Management Pacific Rim 30 Fund	BNY Capital Markets	0.16%
JNL/Goldman Sachs Mid Cap Value Fund	Goldman Sachs & Co.	4.44%

As of December 31, 2012, the following Funds owned securities of one of each Fund’s regular broker-dealers, or a publicly traded parent company of such broker-dealer:

Fund	Broker-Dealer	Value Of Securities Owned (In Thousands)
JNL/BlackRock Commodity Securities Strategy Fund	J.P. Morgan	$49,815
JNL/BlackRock Commodity Securities Strategy Fund	UBS Securities, LLC	45,788
JNL/BlackRock Global Allocation Fund	Barclays Capital, Inc.	3,066
JNL/BlackRock Global Allocation Fund	BNP Paribas Securities	3,998
JNL/BlackRock Global Allocation Fund	BNY Capital Markets	3,980
JNL/BlackRock Global Allocation Fund	Bradesco Securities	1,128
JNL/BlackRock Global Allocation Fund	Citigroup Global Markets	8,581
JNL/BlackRock Global Allocation Fund	Credit Suisse Securities, LLC	2,416
JNL/BlackRock Global Allocation Fund	Deutsche Bank Alex Brown, Inc.	2,231
JNL/BlackRock Global Allocation Fund	Fidelity National Capital Investors Inc.	922
JNL/BlackRock Global Allocation Fund	Goldman Sachs & Co.	4,335
JNL/BlackRock Global Allocation Fund	HSBC Securities, Inc.	7,480
JNL/BlackRock Global Allocation Fund	ING Bank	1,949
JNL/BlackRock Global Allocation Fund	J.P. Morgan	9,063
JNL/BlackRock Global Allocation Fund	Morgan Stanley & Co., Inc.	1,836

Fund	Broker-Dealer	Value Of Securities Owned (In Thousands)
JNL/BlackRock Global Allocation Fund	Nomura Securities International Inc.	4,281
JNL/BlackRock Global Allocation Fund	UBS Securities, LLC	2,177
JNL/BlackRock Global Allocation Fund	Wells Fargo	9,133
JNL/Capital Guardian Global Balanced Fund	Bank of America Securities	210
JNL/Capital Guardian Global Balanced Fund	Barclays Capital, Inc.	1,540
JNL/Capital Guardian Global Balanced Fund	Goldman Sachs & Co.	2,951
JNL/Capital Guardian Global Balanced Fund	HSBC Securities, Inc.	4,784
JNL/Capital Guardian Global Balanced Fund	J.P. Morgan	2,106
JNL/Capital Guardian Global Balanced Fund	Merill Lynch	348
JNL/Capital Guardian Global Balanced Fund	Svenska Handelsbanken London	863
JNL/Capital Guardian Global Balanced Fund	UBS Securities, LLC	401
JNL/Capital Guardian Global Diversified Research Fund	Barclays Capital, Inc.	3,252
JNL/Capital Guardian Global Diversified Research Fund	Goldman Sachs & Co.	2,245
JNL/Capital Guardian Global Diversified Research Fund	HSBC Securities, Inc.	2,319
JNL/DFA U.S. Core Equity Fund	Citigroup Global Markets	708
JNL/DFA U.S. Core Equity Fund	Goldman Sachs & Co.	1,097
JNL/DFA U.S. Core Equity Fund	Investment Technology Corporation	16
JNL/DFA U.S. Core Equity Fund	Piper Jaffray Inc.	29
JNL/Franklin Templeton Global Growth Fund	BNP Paribas Securities	9,535
JNL/Franklin Templeton Global Growth Fund	BNY Capital Markets	1,751
JNL/Franklin Templeton Global Growth Fund	Citigroup Global Markets	10,164
JNL/Franklin Templeton Global Growth Fund	Credit Suisse Securities, LLC	8,110
JNL/Franklin Templeton Global Growth Fund	J.P. Morgan	6,156
JNL/Franklin Templeton Global Growth Fund	Morgan Stanley & Co., Inc.	7,623
JNL/Franklin Templeton Global Growth Fund	UBS Securities, LLC	6,452
JNL/Franklin Templeton Income Fund	Barclays Capital, Inc.	4,983
JNL/Franklin Templeton Income Fund	Credit Suisse Securities, LLC	3,145
JNL/Franklin Templeton Income Fund	Deutsche Bank Alex Brown, Inc.	5,364
JNL/Franklin Templeton Income Fund	J.P. Morgan	32,509
JNL/Franklin Templeton Income Fund	Morgan Stanley & Co., Inc.	5,609
JNL/Franklin Templeton Income Fund	Wells Fargo	38,594
JNL/Franklin Templeton Mutual Shares Fund	Citigroup Global Markets	8,633
JNL/Franklin Templeton Mutual Shares Fund	J.P. Morgan	5,969
JNL/Franklin Templeton Mutual Shares Fund	Morgan Stanley & Co., Inc.	8,412
JNL/Goldman Sachs Core Plus Bond Fund	Barclays Capital, Inc.	2,157
JNL/Goldman Sachs Core Plus Bond Fund	Citigroup Global Markets	11,989
JNL/Goldman Sachs Core Plus Bond Fund	Credit Suisse Securities, LLC	1,033
JNL/Goldman Sachs Core Plus Bond Fund	Deutsche Bank Alex Brown, Inc.	158
JNL/Goldman Sachs Core Plus Bond Fund	J.P. Morgan	7,467
JNL/Goldman Sachs Core Plus Bond Fund	Merrill Lynch	1,670
JNL/Goldman Sachs Core Plus Bond Fund	Royal Bank of Scotland	2,226
JNL/Goldman Sachs Emerging Markets Debt Fund	Citigroup Global Markets	37,342
JNL/Goldman Sachs U.S. Equity Flex Fund	Citigroup Global Markets	1,441
JNL/Goldman Sachs U.S. Equity Flex Fund	J.P. Morgan	4,121
JNL/Goldman Sachs U.S. Equity Flex Fund	Morgan Stanley & Co., Inc.	1,310
JNL/Invesco Large Cap Growth Fund	Goldman Sachs & Co.	24,584
JNL/Invesco Large Cap Growth Fund	Wells Fargo	13,321
JNL/Invesco Small Cap Growth Fund	Stifel, Nicolaus & Co.	2,726
JNL/Ivy Asset Strategy Fund	Goldman Sachs & Co.	165
JNL/Ivy Asset Strategy Fund	J.P. Morgan	191

Fund	Broker-Dealer	Value Of Securities Owned (In Thousands)
JNL/JPMorgan International Value Fund	Barclays Capital, Inc.	10,457
JNL/JPMorgan International Value Fund	BNP Paribas Securities	10,508
JNL/JPMorgan International Value Fund	Credit Suisse Securities, LLC	7,598
JNL/JPMorgan International Value Fund	HSBC Securities, Inc.	19,995
JNL/JPMorgan International Value Fund	Mitsubishi Financial Group, Inc.	3,357
JNL/JPMorgan International Value Fund	Societe Generale Bannon, LLC	2,941
JNL/M&G Global Leaders Fund	Citigroup Global Markets	1,115
JNL/M&G Global Leaders Fund	Nomura Securities International Inc.	827
JNL/Mellon Capital S&P 500 Index Fund	Goldman Sachs & Co.	7,019
JNL/Mellon Capital S&P 500 Index Fund	Morgan Stanley & Co., Inc.	3,299
JNL/Mellon Capital S&P 400 Mid Cap Index Fund	Jefferies & Company, Inc.	1,883
JNL/Mellon Capital International Index Fund	Credit Suisse Securities, LLC	4,689
JNL/Mellon Capital International Index Fund	Deutsche Bank Alex Brown, Inc.	6,420
JNL/Mellon Capital International Index Fund	HSBC Securities, Inc.	30,323
JNL/Mellon Capital International Index Fund	UBS Securities, LLC	8,942
JNL/Neuberger Berman Strategic Income Fund	Citigroup Global Markets	659
JNL/Neuberger Berman Strategic Income Fund	Credit Suisse Securities, LLC	316
JNL/Neuberger Berman Strategic Income Fund	Goldman Sachs & Co.	621
JNL/Neuberger Berman Strategic Income Fund	Merrill Lynch	570
JNL/Oppenheimer Global Growth Fund	Citigroup Global Markets	1,618
JNL/Oppenheimer Global Growth Fund	Credit Suisse Securities, LLC	2,415
JNL/Oppenheimer Global Growth Fund	Goldman Sachs & Co.	5,271
JNL/Oppenheimer Global Growth Fund	Societe Generale Bannon, LLC	2,415
JNL/Oppenheimer Global Growth Fund	UBS Securities, LLC	13,626
JNL/PIMCO Real Return Fund	Citigroup Global Markets	32,902
JNL/PIMCO Real Return Fund	Credit Suisse Securities, LLC	8,637
JNL/PIMCO Real Return Fund	J.P. Morgan	7,604
JNL/PIMCO Real Return Fund	Merrill Lynch	916
JNL/PIMCO Real Return Fund	Morgan Stanley & Co., Inc.	15,472
JNL/PIMCO Total Return Bond Fund	Citigroup Global Markets	32,594
JNL/PIMCO Total Return Bond Fund	Credit Suisse Securities, LLC	11,987
JNL/PIMCO Total Return Bond Fund	Merrill Lynch	23,557
JNL/PIMCO Total Return Bond Fund	Morgan Stanley & Co., Inc.	9,582
JNL/PPM America High Yield Bond Fund	Credit Suisse Securities, LLC	1,756
JNL/PPM America Value Equity Fund	Goldman Sachs & Co.	3,036
JNL/PPM America Value Equity Fund	J.P. Morgan	2,986
JNL/PPM America Value Equity Fund	Morgan Stanley & Co., Inc.	3,189
JNL/S&P Total Yield Fund	Citigroup Global Markets	19,213
JNL/S&P Total Yield Fund	Goldman Sachs & Co.	18,179
JNL/S&P Total Yield Fund	J.P. Morgan Clearing Corp.	17,970
JNL/T.Rowe Price Short-Term Bond Fund	Goldman Sachs & Co.	11,440
JNL/T.Rowe Price Value Fund	Goldman Sachs & Co.	1,505
JNL/T.Rowe Price Value Fund	J.P. Morgan	61,804
JNL/T.Rowe Price Value Fund	Lazard Freres & Co., LLC	4,804
JNL/T.Rowe Price Value Fund	Morgan Stanley & Co., Inc.	18,204
JNL/T.Rowe Price Value Fund	State Street Corp.	8,593
JNL/T.Rowe Price Value Fund	SunTrust Equitable Securities	14,810
JNL/WMC Balanced Fund	BNY Capital Markets	597
JNL/WMC Balanced Fund	Barclays Capital, Inc.	391
JNL/WMC Balanced Fund	Bear Stearns Asset Management, Inc.	2,806

Fund	Broker-Dealer	Value Of Securities Owned (In Thousands)
JNL/WMC Balanced Fund	Citigroup Global Markets	14,720
JNL/WMC Balanced Fund	Credit Agricole Indosuez Securities, Inc.	766
JNL/WMC Balanced Fund	Credit Suisse Securities, LLC	364
JNL/WMC Balanced Fund	Deutsche Bank Alex Brown, Inc.	527
JNL/WMC Balanced Fund	Goldman Sachs & Co.	5,337
JNL/WMC Balanced Fund	HSBC Securities, Inc.	5,281
JNL/WMC Balanced Fund	J.P. Morgan	62,379
JNL/WMC Balanced Fund	Merrill Lynch	1,584
JNL/WMC Balanced Fund	Morgan Stanley & Co., Inc.	1,660
JNL/WMC Balanced Fund	Wells Fargo	63,146
JNL/WMC Value Fund	Citigroup Global Markets	22,223
JNL/WMC Value Fund	Credit Suisse Securities, LLC	7,242
JNL/WMC Value Fund	Goldman Sachs & Co.	16,903
JNL/WMC Value Fund	J.P. Morgan	46,732

Code of Ethics.  To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Trust, the Adviser, the Sub-Advisers, the Funds and JNLD have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended.  These Codes of Ethics contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds of the Trust.  The Trust’s and the Adviser’s Codes of Ethics comply, in all material respects, with the recommendations of the Investment Company Institute.  Subject to the requirements of the Codes of Ethics, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

Proxy Voting for Securities held by the Funds.

This section applies to all Funds except Feeder Funds that are investing in a master-feeder arrangement.  For proxy voting policies and procedures applicable to Feeder Funds investing in a master-feeder arrangement, please see the section below entitled, “Proxy Voting Policies and Procedures for Feeder Funds.”

The Board has adopted the proxy voting policy and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers, except Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), which does not have a proxy voting policy, nor does SPIAS vote proxies.  The Trust has adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  For example, JNAM shall permit a Sub-Adviser to abstain from voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.  In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their Procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2012 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance

Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures for Feeder Funds.

When a Fund is a Feeder Fund in a master/feeder structure, it will either (1) pass votes requested by the applicable Master Fund to its shareholders and seek instructions from its own shareholders with regard to the voting of all proxies with respect to such security and vote such proxies only in accordance with such instruction, or (2) vote the shares held by it in the same proportion as the vote of all other holders of such security.  However, the procedures described above (under the heading “Proxy Voting for Securities held by the Funds”) apply if a Fund is removed from the master/feeder structure.

Proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Funds’ proxy voting policies and procedures, which are described in the Master Funds’ SAI.

IX.           DISCLOSURE OF PORTFOLIO INFORMATION

This section describes the Policies and Procedures for Disclosure of Portfolio Information for all Funds except the Feeder Funds.  Under the master-feeder structure, each Feeder Fund’s sole portfolio holding, other than cash or cash equivalents, is shares of its corresponding Master Fund, and so long as each Feeder Fund operates under the master-feeder structure, each Feeder Fund will only disclose its holdings of its corresponding Master Fund. As long as a Feeder Fund invests all of its assets in a Master Fund, it will be subject to the Master Fund’s policies and procedures regarding the disclosure of portfolio holdings. For information regarding the Master Funds’ policies and procedures regarding disclosure of portfolio holdings, please see the Master Funds SAI, which is delivered together with this SAI.  If a Feeder Fund withdraws from the master/feeder structure, the Feeder Fund will be subject to the following policies and procedures regarding the disclosure of portfolio holdings, which currently apply to all other Funds of the Trust.

Policies and Procedures

I.           Introduction

JNAM is the investment adviser to the Funds (includes all Funds of the Fund Complex) and certain affiliated and non-affiliated sub-advisers conduct the day-to-day management of the Funds.  Pursuant to the sub-advisers’ respective “Sub-Advisory Agreements” with JNAM, the sub-advisers make the investment decisions for the Funds, including determinations as to the purchase and sale of securities for the Funds and the disposition of the assets for the Funds.  The Adviser, pursuant to exemptive relief granted by the SEC, is a “Manager of Managers,” and monitors and reviews the performance of the sub-advisers and the Funds.  In providing this oversight function, JNAM regularly reports to the Funds’ Board related to sub-adviser management, trading, and compliance functions.  The Adviser does not make individual investment decisions on behalf of the Funds.  The Adviser does not have a portfolio management department and does not operate a trading desk.  The Adviser provides the Funds with various services, including, but not limited to, compliance, fund accounting, transfer agency services, due diligence, and administrative services.

Certain of the Funds underlie variable products sponsored by Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York, and are primarily sold to the separate accounts of those variable products, and are also sold to participants in certain “Qualified Retirement Plans.”

II.           Statement of Policy.

JNAM, the Distributor, and the Funds’ Board have approved and adopted policies and procedures governing the disclosure of information regarding the Funds’ portfolio holdings.  In adopting these policies and procedures, the Funds’ Board assessed the use of Fund portfolio information, and the manner in which such information is conveyed to other parties, including the shareholders (contractholders).  The procedures are designed to control the disclosure of Fund portfolio information.  These policies and procedures are intended to balance the interests of the Funds’ shareholders and their access to portfolio information, with the interests of JNAM and the Distributor in the administration and management of the Funds.  The Funds’ Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws.

As a general matter, it is the policy that public disclosure of information concerning the Funds’ portfolio holdings should allow all relevant parties consistent and equal access to portfolio information.  In applying these principles, the Funds’ portfolio disclosures shall be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public.

A.           Policy Requirements.  In order to implement this policy, the procedures generally provide that:

(i)           Information about the Funds’ portfolio holdings may not, except as set forth herein, be disclosed until it is either filed with the SEC, or mailed out to shareholders, which filing or mailing will not be made sooner than thirty (30) days after quarter end;

(ii)           Portfolio holdings information that is solely available in other regulatory reports or filings (such as U.S. Treasury Department filings) may not be disclosed, except as expressly authorized by the Funds’ President;

(iii)           Portfolio holdings information for certain of the Funds* (including, but not limited to, the “Fund of Funds,” “Target Funds,” and “Index Funds”) that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials provided the information is posted on the Funds’ website one (1) day prior to the use of any printed materials; and

(iv)           Information about the Funds’ portfolio holdings shall not be disclosed by the Funds, JNAM, the Distributor, and personnel at the foregoing entities, to obtain compensation or consideration.

The foregoing, general policy requirements may not apply to certain of the Funds, including, but not limited, to the money market portfolios.

B.           Public Disclosures.  Information regarding each Fund’s portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC.  Such reports shall be released not sooner than thirty (30) days after the end of the relevant reporting period, or after such period required under applicable law.

* The Fund of Funds, Target Funds, and Index Funds (such as the JNL/S&P Managed Conservative Fund and the JNL/Mellon Capital International Index Fund) generally include those Funds sub-advised by Standard & Poor’s Investment Advisory Services LLC and/or Mellon Capital Management Corporation.  The Fund of Funds, Target Funds, and Index Funds have distinct investment strategies and these policies and procedures recognize that more frequent disclosure of portfolio holdings information may be required for the benefit of shareholders.

III.           Disclosures

In accordance with the foregoing policies, the Funds and the Distributor may periodically disclose portfolio holdings information.

A.           Portfolio Overviews.

(i)           Actively Managed Funds.  The Funds and the Distributor may disclose the Funds’ ten (10) largest portfolio holdings in monthly overviews in connection with the distribution of actively managed Fund shares.  The monthly overview updates may not be released earlier than thirty (30) days after the end of the relevant month and shall not be provided to any broker-dealer on a preferential basis.  The Funds will disclose their ten (10) largest portfolio holdings on the Funds’ website at www.jackson.com one (1) day prior to the use of any printed materials.

(ii)           Index Funds, Fund of Funds, and Target Funds.  For the Index Funds, the Fund of Funds, and the Target Funds (generally, those Funds sub-advised by Standard & Poor’s Investment Advisory Services LLC and/or Mellon Capital Management Corporation), the Funds and the Distributor may periodically disclose complete or partial portfolio holdings, and/or allocations, thirty (30) days after any of the following:

(A)	The relevant reporting periods;

(B)            The “Stock Selection Date”; or

(C)           The effective date of new money allocations and/or rebalances.

Provided that such disclosures are not provided to any broker-dealers on a preferential basis.  The Funds will disclose such portfolio holdings on the Funds’ website at www.jackson.com one (1) day prior to the use of any printed materials.

B.           Service Providers.  The Funds may disclose their portfolio holdings to mutual fund databases and rating services (such as Lipper and Morningstar):

(i)             On a quarterly basis, however, such holdings information shall be released not sooner than thirty (30) days after the end of the relevant reporting period;

(ii)            At such time as those service providers may request; and/or

(iii)           As necessary for JNAM and the Funds to obtain materials and information from the service providers and/or rating services.

The disclosure of portfolio holdings to service providers is generally made for the purpose of obtaining ratings for the Funds and enabling such service providers to provide such portfolio holding information to the public as they typically provide for other rated mutual funds.  Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information to the approved purposes.  Although the Adviser cannot require the service providers to adopt a Code of Ethics to monitor and limit employee trading, any such trading would violate the confidentiality agreements JNAM has in place.

C.           Other Disclosures.  The Funds periodically provide information concerning their portfolio holdings to certain entities in connection with transactions/services provided to, or on behalf of, the Funds, including, but not limited to, sub-advisers and service providers, the Adviser’s consultants, the distributor, senior management and personnel at Jackson, the custodian, the transfer agent(s), broker-dealers, and counterparties, pricing vendors, and the Funds’ Board.  In addition to the Adviser, these service providers may include, but are not limited to, any sub-

adviser, transition manager (for mergers and sub-adviser transitions), distributor, auditor, legal counsel to the funds, the trustees or managers, and/or the Funds’ other service providers.  Any disclosure to service providers shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information for approved purposes.  Although the confidentiality agreement does not explicitly limit or restrict personal securities transactions, JNAM and the Funds may, from time-to-time, limit or restrict personal securities transactions to prevent violations of these policies and procedures, the Code of Ethics, and JNAM’s Insider Trading Policies and procedures.  The Funds may also disclose portfolio holding information to any person who expressly agrees in writing to keep the disclosed information in confidence (agreements shall contain confidentiality provisions), and to use it only for purposes expressly authorized by the Fund.

D.           Exceptions.  From time-to-time, the Funds may need to disclose portfolio holdings and other information.  The Funds’ President shall examine appropriateness of any such disclosure(s).  Any such disclosure(s) will be kept confidential and will be subject to applicable SEC and FINRA requirements related to personal trading and access monitoring.  Upon review and authorization by the Funds’ President, in writing, and upon his/her determination that such disclosures would be in the interests of the relevant Fund(s) and its shareholders, a Fund(s) may disclose portfolio holdings information.  Such authorization shall be disclosed to the Funds’ Board.

E.           Regulatory and Legal Disclosures.  The Funds may also disclose portfolio holdings information to any regulator in response to any regulatory requirement, as part of a legal proceeding or criminal investigation, or any regulatory inquiry or proceeding, and to any person, to the extent required by order or other judicial process.

F.           Monitoring Portfolio Holdings Disclosure and Trading.  JNAM and the Funds will review the personal securities transactions of their Access Persons, pursuant to the Code of Ethics.  The sub-advisers and distributor have each, individually adopted a Code of Ethics and are responsible for monitoring the personal trading activities of their respective personnel.

IV.          Reporting, Recordkeeping, and Exceptions.

Any exceptions to these policies and procedures authorized by the Funds’ President shall be reported to the Funds’ Board.  The Funds’ Board shall also receive annual reports concerning the operation of these policies and procedures.  The Funds’ Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws.  All disclosures made pursuant to these policies and procedures, for both JNAM and the Funds, must be preserved for a period of not less than six (6) years, the first (2) years in an appropriate office of JNAM.

X.           PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Insurance company plans and the JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/S&P Funds, JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Index 5 Fund, and the JNL/Mellon Capital 10 x 10 Fund may purchase shares of the Funds at their respective net asset values, using premiums received with respect to Contracts issued by the insurance company’s separate accounts.  These separate accounts are funded by shares of the Trust.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

As stated in the Prospectus, the NAV of a Fund’s shares is determined once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday).  The NAV of a Fund’s shares is not determined on the days the NYSE is closed, which days generally are New Year’s Day, Martin Luther King Jr. holiday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  The NAV of a Fund’s share may also not be determined on days designated by the Trustees or on days designated by the SEC.

The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding.  In determining NAV, securities listed on the national securities exchanges, the Nasdaq National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.  Securities that are traded on the OTC market are valued at their closing bid prices.  The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation.  A Fund may determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers.  Short-term securities maturing within 60 days are valued on the amortized cost basis.

The Trustees have adopted procedures pursuant to which the Adviser may determine, subject to ratification by the Board of Trustees, the “fair value” of securities for which a current market price is not available or the current market price is considered unreliable or inaccurate.

Certain of the Funds invest in securities that are traded in European and Far Eastern securities markets.  Due to differences in local time, trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the close of business on each Business Day.  In addition, European and Far Eastern securities trading generally, or in a particular country or countries, may not take place on all Business Days due to differing national holidays or for other reasons.  Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on other days which are not Business Days and on which a Fund’s NAV is not calculated.

A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day.  Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio securities used in such calculation, the Trust’s procedures for pricing of portfolio securities authorize the Adviser, subject to verification by the Trustees, to determine the “fair value” of such foreign securities for purposes of calculating a Fund’s net asset value. When fair valuing such foreign securities, the Adviser adjusts the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s net asset value.

For the JNL/WMC Money Market Fund, securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7.  The net income of the JNL/WMC Money Market Fund is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday).  All the net income of the Fund, so determined, is declared as a dividend to shareholders of record at the time of such determination.  Shares purchased become entitled to dividends declared as of the first day following the date of investment.  Dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

For this purpose, the net income of the JNL/WMC Money Market Fund (from the time of the immediately preceding determination thereof) shall consist of:  (a) all interest income accrued on the portfolio assets of the Fund, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Fund determined in accord with generally accepted accounting principles.  Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity.  Securities are valued at amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act.

Because the net income of the JNL/WMC Money Market Fund is declared as a dividend payable in additional shares each time the Fund’s net income is determined, the net asset value per share (i.e., the value of the net assets of the Fund divided by the number of shares outstanding) is expected to remain at one dollar per share immediately after each such determination and dividend declaration.  Any increase in the value of a shareholder’s investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder’s account.

The Trust may suspend the right of redemption for any Fund only under the following unusual circumstances:  (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Net Asset Value Calculations Applicable to AFIS Master Funds.  All portfolio securities of the AFIS Master Funds are valued, and the net asset value per share for each share class are determined, as follows:

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where CRMC deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by CRMC.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each AFIS Master Fund’s shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the AFIS Master Funds’ board. Subject to board oversight, the AFIS Master Funds’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the CRMC. The board receives regular reports describing fair-valued securities and the valuation methods used.

CRMC’s valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what an AFIS Master Fund might reasonably expect to receive upon their current sale. CRMC’s valuation committee considers all indications of value available to it in determining the “fair value” to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. CRMC’s valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable AFIS Master Fund portfolios outside the United States. Securities owned by these AFIS Master Funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these AFIS Master Funds’ net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares of each AFIS Master Fund represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to an AFIS Master Fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Dividends.

The JNL/WMC Money Market Fund intends to declare as dividends substantially all of the net investment income, if any.  Dividends from the net investment income and the net capital gain, if any, will be declared not less frequently than annually and reinvested in additional full and fractional shares of the fund or paid in cash.

The Fund seeks to maintain constant per share NAV of $1.00. Dividends from net investment income and net capital gain, if any, for the Fund will be declared and reinvested, or paid in cash, as to a class daily so long as class income exceeds class expenses on each day.  If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day.  The Fund will resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive.  The accumulated net investment income for a class on any day is equal to the accumulated income attributable to that class less the accumulated expenses attributable to that class since the last payment of a dividend on that class.  When the Fund resumes paying a dividend on a class, the amount of the initial dividend will be the accumulated net investment income for the class on the date of payment.  As a result of this policy, the Fund: (1) on any given day, may pay a dividend on all of its classes, on none of its classes or on some but not all of its classes; (2) may not pay a dividend on one or more classes for one or more indeterminate periods which may be as short as a day or quite lengthy; and (3) may, during a period in which it does not pay a dividend on a class, have days on which the net investment income for that class is positive but is not paid as a dividend because the accumulated net investment income for the class continues to be negative.  In addition, a shareholder who purchases shares of a class with a negative accumulated net investment income could hold those shares during a period of positive net investment income and never receive a dividend unless and until that accumulated positive net investment income exceeded the negative accumulated net investment income at the time of purchase.

XI.           DESCRIPTION OF SHARES; VOTING RIGHTS; SHAREHOLDER INQUIRIES

Description of Shares.  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of a Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund.  Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

Voting Rights.  Shareholders are entitled to one vote for each share held. Except for matters affecting a particular Fund or Class of shares of a Fund, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders.  Shareholders’ meetings ordinarily will not be held unless required by the 1940 Act.  As permitted by Massachusetts law, there normally will be no shareholders’ meetings for the purpose of electing Trustees unless and until such time as fewer than a two-thirds majority of the Trustees holding office have been elected by shareholders.  At that time, the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust.  A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy.  Except as set forth above, the Trustees shall continue to hold office and may appoint additional or successor Trustees, provided that immediately after the appointment of any additional or successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders.  Shares do not have cumulative voting rights.  Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

In matters affecting only a particular Fund or Class of shares of a Fund, the matter shall have been effectively acted upon by a majority vote of the shares of only that Fund or Class of shares of a Fund even though (1) the matter has not been approved by a majority vote of the shares of any other Fund or Class of shares of a Fund; or (2) the matter has not been approved by a majority vote of the shares of the Trust.

Because shares in the Trust are sold only to Jackson, to certain qualified and non-qualified retirement plans and to regulated investment companies, Jackson and the regulated investment companies, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson generally will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes referred to as “pass through” voting. Further, those shares which are owned by Jackson through its general account, as well as shares held by its separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as “echo” voting.  As described above, pursuant to Section 12 of the 1940 Act, when a Fund is a Feeder Fund in a master/feeder structure, it will either (1) pass votes requested by the applicable Master Fund to its shareholders and seek instructions from its own shareholders with regard to the voting of all proxies with respect to such security and vote such proxies only in accordance with such instruction, or (2) vote the shares held by it in the same proportion as the vote of all other holders of such security.  The Agreement and Declaration of Trust for JNL Series Trust provides that thirty percent of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, and that 30% of the aggregate number of shares in any Fund that are entitled to vote shall be necessary to constitute a quorum for the transaction of business by that Fund at a shareholders meeting.  As a result of proportional voting the vote of a small number of contract owners could determine the outcome of a proposal subject to shareholder vote.

Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust.  The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.  The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees.  The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust.  The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

•	Designate a Fund of the Trust;

•	Change the name of the Trust; or

•
Supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.  Shares have no pre-emptive or conversion rights.  Shares are fully paid and non-assessable when issued.

Shareholder Inquiries.  All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the back cover page of the Prospectus.

Information Regarding Master Funds. For information regarding the Master Funds’ shares, voting rights and policies regarding shareholder inquiries, please see the Master Funds SAI, which is delivered together with this SAI.

XII.           TAX STATUS

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Code.  Each Fund intends to distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income and excise tax.  Furthermore, distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards.  In addition, each Fund intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of annuity and life insurance contracts issued by insurance company separate accounts.  The interests in each Fund are owned by one or more separate accounts of Jackson and Jackson NY that hold such interests pursuant to variable annuity and variable life insurance contracts and by various funds of the JNL Series Trust, which are regulated investment companies under Subchapter M of the Code.

Each Fund is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Prior to the Regulated Investment Company Modernization Act of 2010 (“Act”), if any Fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund’s earnings and profits, and (3) most importantly, each insurance company separate account invested therein and the variable annuity and variable life insurance contracts supported by that account would no longer be eligible for tax deferral.  In addition, a Fund may have been required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying for regulated investment company treatment.  Furthermore, the variable annuity and life insurance contracts could also have lost the tax deferral if the Fund separately failed to satisfy the diversification requirements of Section 817(h). The Act allows a Fund to cure, under certain circumstances, a failure to satisfy the “qualifying income requirement” or a failure to satisfy the “asset diversification requirement” for taxation as a RIC under the Code.  If such defect is “cured,” such Fund will be treated as never having violated either the “qualifying income requirement” or “asset diversification requirement.”

The JNL/Ivy Asset Strategy Fund may invest in one or more wholly owned subsidiaries as special purpose entities to hold certain investments that, if held directly by the JNL/Ivy Asset Strategy Fund, might not generate Qualifying Income.  Any such special purpose entity likely would be subject to U.S. federal income tax.

Each Fund automatically reinvests all income dividends and capital gain distributions, if any, in additional shares of the Fund, unless otherwise requested by a shareholder.  The reinvestment is made at the NAV determined on the ex-dividend date, which is generally the first business day following the record date.

Under the Act, beginning in 2011, the Fund will be permitted to carry forward capital losses for an unlimited period. However, any losses incurred during 2011 and any those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law.

At December 31, 2012, the following funds had post-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains and will be carried forward indefinitely and retain their character as follows:

	Short Term Capital Losses	Long Term Capital Losses
JNL/BlackRock Commodity Securities Fund	$ 12,332	$ 10,699
JNL/BlackRock Global Allocation Fund	422	-
JNL/Eastspring Investments China-India Fund	2,389	5,485
JNL/Franklin Templeton Founding Strategy Fund	-	9,758

Short Term Capital Losses	Long Term Capital Losses
JNL/Franklin Templeton Income Fund	-	7,536
JNL/JPMorgan International Value Fund	8,798	25,511
JNL/JPMorgan U.S. Government & Quality Bond Fund	2,921	1,132
JNL/M&G Global Leaders Fund	1,541	279
JNL/Mellon Capital Management Emerging Market Index Fund	2,103	-
JNL/Mellon Capital Management European 30 Fund	630	158
JNL/Mellon Capital Management Pacific Rim 30 Fund	533	648
JNL/Mellon Capital Management International Index Fund	-	9,233
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	83	-
JNL/Morgan Stanley Mid Cap Growth Fund	71	-
JNL/PPM America Floating Rate Income Fund	1,705	894
JNL/PPM America Mid Cap Value Fund	184	-
JNL/Red Rocks Listed Private Equity Fund	8,896	21,447
JNL/T. Rowe Price Short-Term Bond Fund	4,764	3,077

At December 31, 2012, the following Funds had pre-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains.  If not used, the capital loss carryovers will expire as follows:

	Amount	Year(s) of Expiration
JNL/BlackRock Commodity Securities Fund	$ 21,797	2017
JNL/Capital Guardian Global Balanced Fund	34,847	2017-2018
JNL/Capital Guardian Global Diversified Research Fund	55,280	2016-2017
JNL/Franklin Templeton Founding Strategy Fund	9,243	2016
JNL/Franklin Templeton Global Growth Fund	17,474	2017-2018
JNL/Franklin Templeton Income Fund	68,520	2016-2018
JNL/Franklin Templeton Mutual Shares Fund	37,697	2017-2018
JNL/Invesco Global Real Estate Fund	7,476	2017
JNL/Invesco International Growth Fund	95,983	2016-2018
JNL/Ivy Asset Strategy Fund	42,824	2018
JNL/JPMorgan International Value Fund	207,700	2016-2018
JNL/JPMorgan MidCap Growth Fund	3,470	2017
JNL/JPMorgan U.S. Government & Quality Bond Fund	999	2014-2017
JNL/Lazard Mid Cap Equity Fund	42,793	2016-2017
JNL/Mellon Capital Management S&P 500 Index Fund	8,680	2013-2016
JNL/Mellon Capital Management International Index Fund	8,176	2017-2018
JNL/PPM America Value Equity Fund	100,710	2016-2017
JNL/T. Rowe Price Established Growth Fund	96,588	2017
JNL/T. Rowe Price Short-Term Bond Fund	21,370	2017-2018

Contract Owners

Under current tax law, increases in policy value resulting from interest, dividend income and capital gains are not currently taxable to (nor are losses currently deductible by) policy owners, when left to accumulate within a variable annuity or life insurance policy.  Additional information relating to the tax treatment of the variable annuity and life insurance policies for which the Funds serve as underlying funding alternatives is contained in the prospectuses for those policies.

Internal Revenue Code Diversification Requirements

Section 817(h) of the Code imposes certain diversification requirements on the underlying assets of segregated asset accounts (that is, the assets of the Funds) that fund contracts such as the variable annuity and variable life policies issued by Jackson.  Failure to satisfy those requirements would result in imposition of federal income tax on a variable annuity or variable life insurance policy owner with respect to the increase in the value of the variable annuity or variable life insurance policy.  Under the regulations, a segregated asset account, such as the Fund, will be deemed adequately diversified if as of the close of each calendar quarter (or within 30 days after such last day), (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments.  For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

Treasury Regulations amplify the diversification requirements set forth in Section 817(h) and provide an alternative to the provision described above.  Section 817(h)(2) and the Treasury Regulations provide that a segregated asset account that funds contracts such as the variable annuity or variable life insurance policies is treated as meeting the diversification requirements if, as of the close of each calendar quarter (or within 30 days after such last day), the assets in the account meet the diversification requirements for a regulated investment company (Section 851(b)(3)) and no more than 55% of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.  Each Fund intends to comply with these diversification requirements.

Each Fund is managed with the intention of complying with all diversification requirements under the Treasury Regulations.  It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of a Fund.

XIII.           FINANCIAL STATEMENTS

The financial statements of the JNL Series Trust as of and for each of the periods presented through December 31, 2012 (audited) are incorporated by reference (which means they legally are part of this SAI) from the Trust’s Semi-Annual Report and Annual Report to shareholders.  The Semi-Annual Report and Annual Report are available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this SAI.

APPENDIX A — RATINGS OF INVESTMENTS

Moody’s Investors Service

Short-Term Issue Ratings
Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Long-Term Issue Ratings.
Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A.  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa.  Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

A-1

Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C.  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

WR.  Withdrawn.

Moody’s applies all numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Services

Short-Term Issue Credit Ratings.
A-1.  A short-term obligation rated A-1 is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2.  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3.  A small portion of speculative-grade credits, those with outstanding short-term creditworthiness, may obtain an ‘A-3’ short-term rating (i.e., cross over to investment grade for their short-term rating).  These issuers should have relatively low default risk over the near term, despite speculative grade characteristics over medium to long term.

B.  A short-term obligation rated B is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1.  A short-term obligation rated ‘B-1’ have above average creditworthiness over the short term compared to other speculative-grade issuers, despite credit concerns over the medium to long term.  They should have a combination of very strong liquidity and limited near-term event risk.

B-2. A short-term obligation rated ‘B-2’ has average speculative-grade creditworthiness.  They should have adequate to good liquidity and may have limited near-term event risk.

B-3.  A short-term obligation rated ‘B-3’ has weak speculative-grade creditworthiness.  They may have poor to merely adequate liquidity and have significant near-term event risk.

C.  A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D.  A short-term obligation rated D is in payment default.  The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Long-Term Issue Credit Ratings.  Issue credit ratings are based, in varying degrees, on the following considerations:
1.	Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accord with the terms of the obligation;
2.	Nature of and provisions of the obligation;
3.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt, the rating may not confirm exactly with the category definition.

AAA.  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA.  An obligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A.  An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB.  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB.  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B.  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC.  An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC.  An obligation rated CC is currently highly vulnerable to nonpayment.

C.  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

A-3

D.  An obligation rated D is in payment default.  The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-).  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r.  This symbol is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Fitch Ratings
Short-Term Issue Ratings.
F1.  Indicates the strongest capacity for the timely payment of financial commitments relative to other issuers or issues in the same country.  Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state.  Where the credit risk is particularly strong, a “+” is added to the assigned rating.

F2.  Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  However, the margin of safety is not as great as in the case of the ratings.

F3.  Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B.  Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C.  Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D.  Indicates actual or imminent payment default.

Note to National Short-Term Ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature.  In these countries, our National Short-Term Ratings definitions for F1+, F1, F2 and F3 may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Long-Term Issue Ratings

AAA.
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA.
Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A-4

A.
High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB.
Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB.
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B.
Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C.
High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D.
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

DBRS Limited
Commercial Paper and Short Term Debt Ratings

R-1 (high)†
Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

R-1 (middle)†
Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1 (high)

A-5

category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1 (low)†
Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favourable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high)†
Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

R-2 (middle)†
Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

R-2 (low)†
Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer’s liquidity profile.

R-3†
Short-term debt rated R-3 is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

R-4†
Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

R-5†
Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

D†
A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

A-6

† R-1, R-2, R-3, R-4, R-5 and D are certification marks of DBRS Limited

A-7

Jackson National Asset Management, LLC

Proxy Voting Policies and Recordkeeping Procedures

I.	Introduction

The Funds are required to file an annual record of their respective proxy votes with the SEC by August 31st of each year on Form N-PX.  The period covered by the Funds’ Form N-PX filing with the SEC is July 1st through June 30th of the following year.

JNAM views the proxy voting process as a component of the investment process and, as such, seeks to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for its clients.  JNAM maintains a policy of seeking to protect the best interests of its clients should a proxy issue potentially implicate a conflict of interest between its clients and JNAM or its affiliates.  Schedule A lists the Funds to which this policy relates.

While JNAM is the investment adviser to the Funds, certain affiliated and non-affiliated sub-advisers (“Sub-Advisers”) conduct the day-to-day investment management of the Funds.  Pursuant to the Sub-Advisers’ respective “Sub-Advisory Agreements” with JNAM, the Sub-Advisers make the investment decisions for the Funds, including determinations as to the purchase and sale of securities for the Funds and the disposition of the assets for the Funds.  JNAM, pursuant to exemptive relief granted by the SEC, is a “Manager of Managers,” and monitors and reviews the performance of the Sub-Advisers and the Funds.  JNAM does not make individual investment decisions on behalf of the Funds.  JNAM does not have a portfolio management department and does not operate a trading desk.  JNAM provides the Funds with various services, including, but not limited to, compliance, fund accounting, transfer agency services, due diligence, and administrative services.

II.	Delegation to the Sub-Advisers

The Funds have delegated proxy voting responsibilities to JNAM, as the investment adviser to the Funds, and JNAM is authorized to delegate, in whole or in part, its proxy voting authority to the Funds’ Sub-Advisers, or other third-party vendors, consistent with the policies set forth below.  The Sub-Advisers are expected to identify and seek to obtain the optimal benefit for the Funds.  JNAM believes that the Sub-Advisers generally are also best suited to evaluate and vote proxies for the securities they acquire for the Funds.  Therefore, except as provided herein, and as delegated to JNAM by the Funds’ Board, it is JNAM’s policy to delegate its proxy voting responsibility, primarily to the Sub-Advisers of each Fund.  JNAM intends to maintain substantial oversight to ensure that each Fund’s Sub-Adviser has written policies that meet certain minimum standards, as follows:

A.	The policies are expected to be reasonably designed to protect the best interests of the Fund.

B.
JNAM expects that a Sub-Adviser’s proxy voting guidelines will be set forth in sufficient detail.  The proxy voting guidelines (or the Sub-Adviser’s, through separate written means) should address at least the following issues:

•	The extent to which the Sub-Adviser delegates its proxy voting decisions to a third party, or relies on the recommendations of a third party;
•	Policies and procedures relating to matters that may affect substantially the rights or privileges of the holders of securities to be voted; and
•	Policies regarding the extent to which the Sub-Adviser will support or give weight to the views of management of a portfolio company.

The policies are expected to delineate procedures to be followed when a proxy vote presents a conflict between the interests of a Fund and the interests of its Sub-Adviser and/or its affiliates, and to resolve any conflicts of interest based on the best interests of the Fund.  If the matter involves an issue that is specifically addressed in the Sub-Adviser’s proxy voting policies, the proxy shall be cast in accordance with those policies.

C.
To the extent that a Sub-Adviser identifies a material conflict of interest between itself and the interests of a Fund, the Sub-Adviser shall notify JNAM at least annually and confirm how the conflict was resolved.

D.	Each Sub-Adviser is expected to deliver to JNAM, or its appointed vendor, its annual proxy voting record in a form suitable for filing on Form N-PX. This form shall include the following information:

•	Name of the issuer of the portfolio security;
•	Exchange ticker symbol of the portfolio security;
•	The CUSIP number of the portfolio security;
•	The shareholder meeting date;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by the issuer or by a security holder;
•	Whether the registrant cast its vote on the matter;
•	How the registrant cast its vote; and
•	Whether the Sub-Adviser cast its vote for or against management.

E.
JNAM shall periodically report to the Funds’ Board, on the Funds’ proxy voting during that year, including the resolution of any conflicts of interest during that period, any votes cast in contravention of the Sub-Advisers’ proxy voting policy, and any recommended changes in the Funds’ proxy voting policies, and/or any recommended changes in the third party service providers.  JNAM may also provide the Funds’ Board with information related to any third-party vendors used to facilitate proxy voting.

III.	Reservation of JNAM’s Authority and Conflicts of Interest

A.
JNAM shall annually review the proxy voting policies of each Sub-Adviser, and shall provide such policies annually to the Funds’ Board for review.  JNAM seeks to insure that the Sub-Advisers seek the best interests of the Funds in voting proxies for the Funds, as described herein.

In addition, JNAM recognizes that in certain circumstances, Sub-Advisers may wish to abstain from a proxy vote based on a cost benefit analysis that casting a vote would not be in the overall best interests of the Fund it sub-advises.  In cases where the operational or other costs involved in voting a proxy outweigh potential benefits, JNAM shall permit a Sub-Adviser to abstain from voting.  In particular, JNAM recognizes the following circumstances where voting might not be in the best interests of a Fund:

•	Voting a proxy for securities held in a passively managed index fund;
•
Voting a proxy for certain foreign securities with “block out” or other restrictive features associated with proxy voting or which involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person; and

•	Voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.

Sub-Advisers may abstain from voting proxies in other circumstances where it determined that such a vote may not be in the best interests of the Fund(s) and its shareholders, or there is a material conflict of interest.

B.	Where a Sub-Adviser is prohibited from voting a proxy due to regulatory or other limitations, JNAM may, in limited circumstances, vote that proxy on behalf of the Fund and its Sub-adviser.

C .
Further, JNAM reserves the right to vote proxies with respect to any portfolio of a Fund that is operated as “Funds of Funds” pursuant to Section 12(d)(1)(G) of the 1940 Act.  Those portfolios invest solely in shares of other Funds.  As a result, JNAM anticipates that all of the proposals to be voted on by the Fund of Funds portfolios will previously have been presented to the Funds’ Board.

Accordingly, it is JNAM’s policy to vote Fund shares held by the Fund of Funds portfolios in accordance with the recommendation of the relevant Funds’ Board with respect to the proposal, provided that such proposal has been approved by a majority of the independent Managers/Trustees on the relevant Board.  JNAM believes that since all of the Funds’ Board comprises a majority of independent Managers/Trustees, this policy will obviate any potential conflicts of interest.  JNAM will report to the Funds’ Board at least annually, as set forth herein, with respect to JNAM’s voting of proxies on behalf of the Fund of Funds portfolios.

IV.           JNAM Proxy Voting Guidelines

A.	Special Review

From time to time JNAM may vote proxies of a Fund where a sub-adviser is precluded from voting such proxy.  JNAM analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of the Funds.  JNAM’s fiduciary obligation to the Funds extends to proxy voting.  JNAM has contracted with Institutional Shareholder Services Inc. (“ISS”) to vote proxies on behalf of the Funds according to guidelines established with ISS.  When voting proxies, JNAM considers those factors that would affect the value of the Funds’ investments.  JNAM believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value.  The guidelines that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of the Funds.

B.	Procedures and Conflicts of Interest

When a sub-adviser notifies JNAM that the sub-adviser cannot vote a proxy due to regulatory requirements, JNAM shall coordinate such vote with ISS.  JNAM may abstain from voting proxies in other circumstances where it determined that such a vote may not be in the best interests of the Fund(s) and its shareholders, or there is a material conflict of interest.

C.	Proxy Review Process

JNAM will periodically review voting reports from ISS to ascertain, where possible, that votes were cast in accordance with  the proxy voting guidelines established by JNAM with ISS.

V.           Foreign Regulatory Reporting and Conflicts of Interest

For purposes of United Kingdom Financial Services Authority reporting and other foreign jurisdictional reporting, within the larger Prudential plc group framework to which JNAM is subject, it is noted that:

•
Prudential plc does not, and will not, interfere by giving direct or indirect instructions or in any other way in the exercise of the voting rights attached to the Funds’ securities in respect of which JNAM and/or the Sub-Advisers will vote proxies in such securities on behalf the Funds (“Voting Rights”);

•	JNAM and/or the Sub-Advisers are free in all situations to exercise the Voting Rights independently of Prudential plc; and
•
JNAM and/or the sub-advisers disregard and will disregard the interests of Prudential plc or any other Prudential group company whenever conflicts of interest arise in the exercise of the Voting Rights.

V.	Recordkeeping

Rule 30b1-4 under the 1940 Act requires each Fund to file its complete proxy voting record on an annual basis (for each reporting period ending June 30th) on Form N-PX no later than August 31st of each year.  JNAM will prepare and file Form N-PX on behalf of the Funds based on proxy voting data collected by a third party service provider retained by JNAM and the Funds.  In addition, JNAM will post this data on a public website, the address of which will be disclosed for the benefit of shareholders (contract holders) in the statement of additional information of any Fund filing its annual registration statement update.

Effective April 1, 2013

Schedule A

JNAM Clients

JNL Series Trust
JNL Investors Series Trust
JNL Variable Fund LLC
JNL Strategic Income Fund LLC

AQR CAPITAL MANAGEMENT, LLC (“AQR”)

PROXY POLICY

1.         General

Investment Advisers Act of 1940 Rule 206(4)-6 imposes a number of requirements on investment advisers that have voting authority with respect to securities held in their clients’ accounts. The SEC states that the duty of care requires an adviser with proxy voting authority to monitor corporate actions and to vote the proxies. To satisfy its duty of loyalty, an adviser must cast the proxy votes in a manner consistent with the best interests of its clients, and must never put the adviser’s own interests above those of its clients.

These written policies and procedures are designed to reasonably ensure that AQR votes proxies in the best interest of clients over whom AQR has voting authority; and describes how AQR addresses material conflicts between its interests and those of its clients with respect to proxy voting.

2.         Proxy Guidelines

Generally, AQR will vote based upon the recommendations of ISS Governance Services (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. AQR has adopted the Proxy Voting Guidelines employed by ISS for voting proxies. Although ISS’ analyses are reviewed and considered in making a final voting decision, AQR will make the ultimate decision. As a matter of policy, the employees, officers, or principals of AQR will not be influenced by outside sources whose interests conflict with the interests of its Clients.

In addition, unless prior approval is obtained from AQR’s CCO the following must be adhered to:

(a)
AQR shall not engage in conduct that involves an attempt to change or influence the control of a public company. In addition, all communications regarding proxy issues or corporate actions between companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AQR’s concerns for its advisory clients’ interests and not for an attempt to influence or control management.

(b)	AQR will not announce its voting intentions and the reasons therefore.

(c)	AQR shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

Date Modified: 3/26/2012	1

AQR has the responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. Therefore, AQR will attempt to process every vote it receives for all domestic and foreign proxies. However, there may be situations in which AQR cannot vote proxies. For example:

•	If the cost of voting a proxy outweighs the benefit of voting, AQR may refrain from processing that vote.

•
AQR may not be given enough time to process the vote. For example ISS through no fault of its own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda.

•
If AQR has outstanding sell orders or intends to sell, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. Although AQR may hold shares on a company’s record date, should it sell them prior to the company’s meeting date, AQR ultimately may decide not to vote those shares.

•	AQR will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions.

AQR may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. AQR may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations, particularly where AQR is not in favor of electing a director and there is no provision for voting against such director.

If an AQR portfolio manager determines that the interests of clients are best served by voting differently from the ISS recommended vote, approval must be obtained from the CCO or designee. AQR will adhere to the Conflict of Interest (below) section of this policy in all instances where the recommended vote is not taken.

AQR will periodically review the outside party’s voting standards and guidelines to make certain that proxy issues are voted in accordance with the adopted proxy voting guidelines and the avoidance of conflicts of interest.

3.         Proxy Procedures

AQR has engaged ISS to assist in the administrative aspects for the voting of proxies. ISS is responsible for coordinating with Clients’ custodians to ensure that all proxy materials received by the custodians relating to the Clients’ portfolio securities are processed in a timely fashion. To the extent applicable, ISS votes all proxies in accordance with its own proxy voting guidelines (please see Proxy Guidelines above), which have been

Date Modified: 3/26/2012	2

reviewed and adopted by AQR. The CCO shall supervise the proxy voting process.

Upon request, AQR will furnish a copy of the policies and procedures to the requesting client and information on how the client’s proxies were voted.

4.         Conflicts of Interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if AQR has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the CCO and otherwise remove him or herself from the proxy voting process. The CCO will review each item referred to by AQR’s investment professionals to determine if a conflict of interest exists and will draft a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside AQR (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

Date Modified: 3/26/2012	3

BlackRock

Global corporate governance & engagement principles

December 2011

1 2011 Global corporate governance and engagement principles

Introduction to BlackRock

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world.  BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds.  Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients.

Philosophy on corporate governance

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients.  We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership:  companies should be accountable to shareholders for the use of their money, companies and their boards should be structured with appropriate checks and balances to ensure that they operate in shareholders’ interests, effective voting rights are central to the rights of ownership and there should be one vote for one share.  Key elements of shareholder protection include protection against excessive dilution, the election of directors and the appointment of auditors.  Specifically, shareholders should have the right to elect, remove and nominate directors and to amend the corporate charter or by-laws.  Shareholders should also be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, the distribution of income and the capital structure.  In order to exercise these rights in their own best interests, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the performance of the company and management.

Our focus is on the board of directors, as the agent of shareholders, who should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed.  The board should provide direction and leadership to the management and oversee management’s performance.  Our starting position is to be supportive of boards in their oversight efforts on our behalf and the items of business they put to a shareholder vote at shareholder meetings.  Votes against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns communicated to it regarding the strategy or management of a company.

These principles set out our approach to engaging with companies, provide guidance on our position on the key aspects of corporate governance and outline how these might be reflected in our voting decisions.  Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market.  However, we do believe that there are some overarching principles of corporate governance that apply globally.  We assess voting matters on a case-by-case basis and in light of a company’s unique circumstances.  We are interested to understand from the company’s reporting the approach taken, particularly where it is different from the usual market practice and to understand how it benefits shareholders.

2 2011 Global corporate governance and engagement principles

BlackRock also believes that shareholders are responsible for exercising oversight of, and promoting due care in, the stewardship of their investment in a company.  These ownership responsibilities include, in our view, engaging in certain circumstances with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation.  Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures.  BlackRock’s approach to oversight in relation to its corporate governance activities is set out in the section titled “BlackRock’s oversight of its corporate governance activities” below.

Corporate governance, engagement and voting

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles.  The primary objective of our corporate governance activities is the protection and enhancement of our clients’ investments in public corporations.  Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation.  We discuss below the principles under six key themes.  In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

►	Boards and directors

►	Accounting and audit-related issues

►	Capital structure, mergers, asset sales and other special transactions

►	Remuneration and benefits

►	Social, ethical and environmental issues

►	General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders.  Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders, we will engage with the company and/or use our vote to encourage better practice.  In making voting decisions, we take into account research from external proxy advisors, other internal and external research and academic articles, information published by the company or provided through engagement and the views of our equity portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed.  Engagement also allows us to share our philosophy and approach to investment and corporate governance with issuers to enhance their understanding of our objectives.  There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

3 2011 Global corporate governance and engagement principles

Boards and directors

The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests.  Board members serve as agents of shareholders in overseeing the operation and strategic direction of the company.  For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

We expect the board of directors to promote and protect shareholder interests by:

►	establishing an appropriate corporate governance structure;

►	overseeing and supporting management in setting strategy;

►	ensuring the integrity of financial statements;

►	making decisions regarding mergers, acquisitions and disposals;

►	establishing appropriate executive compensation structures; and

►	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.

There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted.  Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders.  We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members.  Concerns about individual board directors may include their membership on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis.  We assess directors nominated for election or re-election in the context of the composition of the board as a whole.  There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee.  We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders.  Common impediments to independence include but are not limited to:

►	current employment at the company or a subsidiary;

►	former employment within the past several years as an executive of the company;

►	providing substantial professional services to the company and/or members of the company’s management;

►	having had a substantial business relationship in the past three years;

►	having, or representing a shareholder with, a substantial shareholding in the company;

►	being an immediate family member of any of the aforementioned; and

4 2011 Global corporate governance and engagement principles

►	interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it.  Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director.  The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations.  The lead independent board director should be available to shareholders where they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members.  BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning.  We believe that directors are in the best position to assess the optimal size for the board but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors.  BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters.  In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters.  An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

Accounting and audit-related issues

BlackRock recognizes the critical importance of financial statements which provide a complete and accurate picture of a company’s financial condition.  We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function.  We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management.  To that end, we believe it is important that auditors are, and are seen to be, independent.  Where the audit firm provides services to the company in addition to the audit the fees earned should be disclosed and explained.  Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

5 2011 Global corporate governance and engagement principles

Capital structure, mergers, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors.  Pre-emption rights are a key protection for shareholders against the dilution of their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders.  Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it.  We will review the transaction to determine the degree to which the proposed transaction enhances long term shareholder value.  We would prefer that such transactions have the unanimous support of the board and have been negotiated at arm’s length.  We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own.  Where the transaction does involve related parties we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction.  In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights.  Such mechanisms can serve to protect and entrench interests other than those of the shareholders.  We believe that shareholders are broadly capable of making decisions in their own best interests.  We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests.  We would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize.  We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice.  We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures.  We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders.  We are not supportive of one-off or special bonuses unrelated to company or individual performance.  We support incentive plans that payout rewards earned over multiple and extended time periods. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

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Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf.  It is within this context that we undertake our corporate governance activities.  We believe that well-managed companies will deal effectively with the social, ethical and environmental (SEE) aspects of their businesses.

BlackRock expects companies to identify and report on the key, business-specific SEE risks and opportunities and to explain how these are managed.  This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company.  The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place.  This helps shareholders assess how well management are dealing with the SEE aspects of the business.  Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately.  Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters.  In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and substantial economic disadvantage to the company if the issue is not addressed.

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients.  We expect investee companies to comply, at a minimum, with the laws and regulations of the jurisdictions in which they operate.  They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and situation of the companies in which they invest.  In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these.  The reporting and disclosure provided by companies forms the basis on which shareholders can assess the extent to which the economic interests of shareholders have been protected and enhanced and the quality of the board’s oversight of management.  BlackRock considers as fundamental, shareholders’ rights to vote, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

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BlackRock’s oversight of its corporate governance activities

Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes.  This function is executed by a team of dedicated BlackRock employees without sales responsibilities (the “Corporate Governance Group”), which reports to the equity portfolio management business and is considered an investment function. BlackRock maintains regional oversight committees (“Corporate Governance Committees”) for the Americas, Europe, Asia ex-Japan, Japan, and Australia/New Zealand, consisting of senior BlackRock investment professionals.  All of the regional Corporate Governance Committees report to a Global Corporate Governance Committee which is composed of the Chair and Vice-Chair of each regional Corporate Governance Committee.  The Corporate Governance Committees review and approve amendments to the BlackRock Guidelines and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines.  The Global Head leads the Corporate Governance Group to carry out engagement, voting and vote operations in a manner consistent with the relevant Corporate Governance Committee’s mandate.  The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance.  The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast.  The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision.  The Corporate Governance Committees likewise retain the authority to, among other things, deliberate or otherwise act directly on specific proxies as they deem appropriate.  BlackRock’s Equity Investment Portfolio Oversight Committee (EIPOC) oversees certain aspects of the Global Corporate Governance Committee and the Corporate Governance Group’s activities.

Vote execution

BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its proxy voting guidelines (“Guidelines”) for the relevant market.  The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees.  The Corporate Governance Committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

8 2011 Global corporate governance and engagement principles

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies.  These issues include but are not limited to:  (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.  We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis.  In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts.  In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those funds, on how best to maximize economic value in respect of a particular investment.  Accordingly, portfolio managers retain full discretion to vote the shares in the funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates.  Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

►
BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each Corporate Governance Committee’s jurisdiction.

►
The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context.  The Corporate Governance Committees reserve the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the voting process.  In addition, the Corporate Governance Committees receive periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Corporate Governance Committees.

9 2011 Global corporate governance and engagement principles

►
BlackRock’s Global Corporate Governance Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees.  The Global Corporate Governance Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

►
BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities.  In addition, BlackRock maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder.  Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure proxy-related client service levels are met.  The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

►
In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law.  The independent fiduciary may either vote such proxies, or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination.  Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock, or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests.  The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes.  Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted.  Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions.  In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Voting guidelines

The attached issue-specific voting Guidelines for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest.  These Guidelines are not intended to be exhaustive.  BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review.  As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance.  Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

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Reporting

We report our proxy voting activity directly to clients and publically as required.  In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

11 2011 Global corporate governance and engagement principles

BROOKFIELD INVESTMENT MANAGEMENT INC.
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES
May 2012

The Portfolio Proxy Voting Policies and Procedures (the “Policies and Procedures”) set forth the proxy voting  policies, procedures and  guidelines to  be  followed  by  Brookfield Investment Management Inc. and its subsidiaries and affiliates (collectively, “BIM”) in voting portfolio proxies relating to securities that are held in the portfolios of the investment companies or other clients (“Clients”) for which BIM has been delegated such proxy voting authority.

A.  Proxy Voting Committee

BIM’s internal proxy voting committee (the “Committee”) is responsible for overseeing the proxy voting process and ensuring that BIM meets its regulatory and corporate governance obligations in voting of portfolio proxies.

The Committee shall oversee the proxy voting agent’s compliance with these Policies and Procedures, including any deviations by the proxy voting agent from the proxy voting guidelines (“Guidelines”).

B.  Administration and Voting of Portfolio Proxies

1.  Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote on portfolio proxies, BIM owes a fiduciary duty to its Clients to monitor corporate events and to vote portfolio proxies consistent with the best interests of its Clients.  In this regard, BIM seeks to ensure that all votes are free from unwarranted and inappropriate influences.   Accordingly, BIM generally votes portfolio proxies in a uniform manner for its Clients and in accordance with these Policies and Procedures and the Guidelines.

In meeting its fiduciary duty, BIM generally view proxy voting as a way to enhance the value of the company’s stock held by the Clients.   Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, BIM’s primary consideration is the economic interests its Clients.

2.  Proxy Voting Agent

BIM may retain an independent third party proxy voting agent to assist BIM in its proxy voting responsibilities in accordance with these Policies and Procedures and in particular, with the Guidelines.  As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, BIM may consider the proxy voting agent’s research and analysis as part of BIM’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis.  BIM bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by BIM, the proxy voting agent, when retained, will vote each portfolio proxy in accordance with the Guidelines.   The proxy voting agent also will assist BIM in  maintaining  records  of  BIM’s  portfolio  proxy  votes,  including  the  appropriate  records necessary for registered investment companies to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the Securities and Exchange Commission (“SEC”).

3.  Material Conflicts of Interest

BIM votes portfolio proxies without regard to any other business relationship between BIM and the company to which the portfolio proxy relates.   To this end, BIM must identify material conflicts  of  interest  that  may  arise  between  a  Client  and  BIM,  such  as  the  following relationships:

•
BIM provides significant investment advisory or other services to a portfolio company  or  its  affiliates  (the  “Company”)  whose  management  is  soliciting proxies or BIM is seeking to provide such services;

•	BIM serves as an investment adviser to the pension or other investment account of the Company or BIM is seeking to serve in that capacity; or

•	BIM and the Company have a lending or other financial-related relationship.

In each of these situations, voting against the Company management’s recommendation may cause BIM a loss of revenue or other benefit.

BIM generally seeks to avoid such material conflicts of interest by maintaining separate investment decision-making and proxy voting decision-making processes.  To further minimize possible conflicts of interest, BIM and the Committee employ the following procedures, as long as BIM determines that the course of action is consistent with the best interests of the Clients:

•
If the proposal that gives rise to a material conflict is specifically addressed in the Guidelines, BIM will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to BIM on how to vote on the matter (i.e., case-by-case); or

•
If the previous procedure does not provide an appropriate voting recommendation, BIM may retain an independent fiduciary for advice on how to vote the proposal or the Committee may direct BIM to  abstain from  voting because voting on the particular proposal is impracticable and/or is outweighed by the cost of voting.

4.  Certain Foreign Securities

Portfolio proxies relating to foreign securities held by Clients are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact to the security, such as “share-blocking.” If BIM votes on the portfolio proxy, share-blocking may prevent BIM from selling the shares of the foreign security for a period of time.  In determining whether to vote portfolio proxies subject to such restrictions, BIM, in consultation with the Committee, considers whether the vote, either in itself or together with the votes of other shareholders, is expected to affect the value of the security that outweighs the cost of voting.   If BIM votes on a portfolio proxy and during the

“share-blocking period,” BIM would like to sell the affected foreign security, BIM, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

C. Fund Board Reporting and Recordkeeping

BIM will prepare periodic reports for submission to the Boards of Directors of its affiliated funds (the “Funds”) describing:

•
any issues arising under these Policies and Procedures since the last report to the Funds’ Boards of Directors/Trustees and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

•
any proxy votes taken by BIM on behalf of the Funds since the last report to such Funds’ Boards of Directors/Trustees that deviated from these Policies and Procedures, with reasons for any such deviations.

In addition, no less frequently than annually, BIM will provide the Boards of Directors/Trustees of the Funds with a written report of any recommended changes based upon BIM’s experience under  these  Policies  and  Procedures,  evolving  industry practices  and  developments in  the applicable laws or regulations.

BIM will maintain all records that are required under, and in accordance with, all applicable regulations, including the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, which include, but not limited to:

•	these Policies and Procedures, as amended from time to time;

•	records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX, as applicable;

•	records of written client requests for proxy voting information and any written responses of BIM to such requests; and

•	any written materials prepared by BIM that were material to making a decision in how to vote, or that memorialized the basis for the decision.

D. Amendments to these Procedures

The Committee shall periodically review and update these Policies and Proce dures as necessary. Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Board of Directors of BIM and to the Boards of Directors of the Funds for review and approval.

E. Proxy Voting Guidelines

Guidelines are available upon request.

Capital Guardian Trust Company
Proxy Voting Policy and Procedures

Policy

Capital Guardian Trust Company (“CGTC”) provides investment management services to clients that include, among others, corporate and public pension plans, foundations and endowments, and registered investment companies. CGTC’s Private Client Services (“PCS”) provides investment management and fiduciary services, including trust and estate administration, primarily to high net-worth individuals and families. CGTC considers proxy voting an important part of those management services, and as such, CGTC seeks to vote the proxies of securities held by clients in accounts for which it has proxy voting authority in the best interest of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of CGTC’s clients.

Fiduciary Responsibility and Long-term Shareholder Value

CGTC’s fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, CGTC considers those factors that would affect the value of its clients’ investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, CGTC votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.

CGTC believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst’s knowledge of a company, its current management, management’s past record, and CGTC’s general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.

As the management of a portfolio company is responsible for its day-to-day operations, CGTC believes that management, subject to the oversight of the relevant board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, CGTC votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. CGTC also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients’ best interests.

Special Review

From time to time CGTC may vote a) on proxies of portfolio companies that are also clients of CGTC or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited CGTC or its affiliates to support a particular position. When voting these proxies, CGTC analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The CGTC Special Review Committee reviews certain of these proxy decisions for improper influences on the decision-making process and takes appropriate action, if necessary.

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Procedures

Proxy Review Process

Associates on the proxy voting team in CGTC’s Portfolio Control department are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies.

The proxy voting team reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year, and certain other administrative items.

All other items are voted in accordance with the decision of the analyst, portfolio managers, investment specialists, the appropriate proxy voting committee or the full investment committee(s) depending on parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are typically comprised primarily of members of CGTC’s and its institutional affiliates’ investment committees and their activity is subject to oversight by those committees.

CGTC seeks to vote all of its clients’ proxies. In certain circumstances, CGTC may decide not to vote a proxy because the costs of voting outweigh the benefits to its clients (e.g., when voting could lead to share blocking where CGTC wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to CGTC to vote and therefore are not voted.

CGTC will periodically review voting reports to ascertain, where possible, that votes were cast in accordance with voting instructions.

Proxy Voting Guidelines

CGTC has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.

CGTC’s general positions related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues are reflected below.

■
Corporate governance. CGTC supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board or establish a majority voting standard for the election of the board of directors. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.

■
Capital structure. CGTC generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as anti-takeover devices, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.

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■
Stock-related remuneration plans. CGTC supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. When voting on proposals related to new plans or changes to existing plans, CGTC considers, among other things, the following information, to the extent it is available: the exercise price of the options, the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, CGTC supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.

■	Corporate social responsibility. CGTC votes on these issues based on the potential impact to the value of its clients’ investment in the portfolio company.

Special Review Procedures

If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue.

Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc. (CGTC’s indirect parent company), are deemed to be “Interested Clients”. Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or a known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the Special Review Committee (“SRC”). The SRC reviews such information in order to identify whether there were improper influences on the decision-making process so that it may determine whether the decision was in the best interest of CGTC’s clients. Based on its review, the SRC may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from CGTC’s and its institutional affiliates’ investment and legal groups and does not include representatives from the marketing department.

Any other proxy will be referred to the SRC if facts or circumstances warrant further review.

In cases where CGTC has discretion to vote proxies for shares issued by an affiliated mutual fund, CGTC will instruct that the shares be voted in the same proportion as votes cast by shareholders for whom CGTC does not have discretion to vote proxies.

Proxy Voting Record

Upon client request, CGTC will provide reports of its proxy voting record as it relates to the securities held in the client’s account(s) for which CGTC has proxy voting authority.

Annual Assessment

CGTC will conduct an annual assessment of this proxy voting policy and related procedures and will notify clients for which it has proxy voting authority of any material changes to the policy and procedures.

Effective Date

This policy is effective as of 21 November 2011.

The Capital Group Companies
Capital International    Capital Guardian    Capital Research and Management    Capital Bank and Trust    American Funds

Effective Date:  February 21, 2012

PROXY VOTING POLICIES AND PROCEDURES
DIMENSIONAL FUND ADVISORS LP
DIMENSIONAL FUND ADVISORS LTD.
DFA AUSTRALIA LIMITED

 Introduction

Dimensional Fund Advisors LP (“Dimensional”) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”).  Dimensional controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFAA”) (Dimensional, DFAL and DFAA are collectively referred to as the “Advisors”).  DFAL and DFAA are also investment advisors registered under the Advisers Act.

The Advisors provide investment advisory or subadvisory services to various types of clients, including registered funds, unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of investors.  These clients frequently give the Advisors the authority and discretion to vote proxy statements relating to the underlying securities that are held on behalf of such clients.  Also, a client may, at times, ask an Advisor to provide voting advice on certain proxies without delegating full voting discretion to the Advisor.  Depending on the client, the Advisors' duties may include making decisions regarding whether and how to vote proxies as part of an investment manager’s fiduciary duty under ERISA.

The following Proxy Voting Policies and Procedures (the “Policy”) address the Advisors’ objectives for voting proxies received by the Advisors on behalf of client accounts to the extent that relationships with such clients are subject to the Advisers Act or clients that are registered investment companies under the Investment Company Act of 1940 (the “40 Act”), including The DFA Investment Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. (together, the “Dimensional Investment Companies”).  The Advisors believe that this Policy is reasonably designed to meet their goal of ensuring that the Advisors endeavor to vote (or refrain from voting) proxies in a manner consistent with the best interests of their clients, as understood by the Advisors at the time of the vote.

Exhibit A to this Policy includes a summary of the Advisors’ current Proxy Voting Guidelines and will change from time to time (the “Guidelines”).  The Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”) an independent third party, except with respect to certain matters which are generally described in Exhibit A. The Investment Committee of Dimensional has determined that, in general, voting proxies pursuant to the Guidelines should be in the best interests of clients.  Therefore, an Advisor will usually instruct voting of proxies in accordance with the Guidelines. The Guidelines provide a framework for analysis and decision making, but do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisors reserve the right to instruct votes counter to the Guidelines if, after a review of the matter, an Advisor believes that a client’s best interests would be served by such a vote. In such circumstance, the analysis will be documented in writing and periodically presented to the Committee (as hereinafter defined).  To the extent that the Guidelines do not cover potential voting issues, an Advisor will instruct the vote on such issues in a manner that is consistent with the spirit of the Guidelines and that the Advisor believes would be in the best interests of the client.

The Advisors may, but will not ordinarily take social concerns into account in voting proxies with respect to securities held by clients, including those held by socially screened portfolios or accounts.

The Advisors have retained ISS to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals and voting recommendations in accordance with the Guidelines, effect votes on behalf of the clients for whom the Advisors have proxy voting responsibility and provide reports concerning the proxies voted (“Proxy Voting Services”).  In addition, the Advisors may retain Proxy Voting Services from supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Guidelines.  Although the Advisors retain third-party service providers for proxy issues, the Advisors remain responsible for proxy voting decisions.  In this regard, the Advisors use commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisors rely to carry out the Proxy Voting Services.  In the event that the Guidelines are not implemented precisely as Advisors’ intend because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents, or any such persons experience any irregularities (e.g. misvotes or missed votes), then such instances will not necessarily be deemed by the Advisors as a breach of this Policy.

 Procedures for Voting Proxies

The Investment Committee at Dimensional is generally responsible for overseeing each Advisor’s proxy voting process.  The Investment Committee has formed a Corporate Governance Committee (the “Corporate Governance Committee” or the “Committee”) composed of certain officers, directors and other personnel of the Advisors and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to instruct the vote on certain specific proxies, (iii) verify the on-going compliance with this Policy and (iv) review this Policy from time to time and recommend changes to the Investment Committee.  The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to these Procedures and may designate other personnel of each Advisor to instruct the vote on proxies on behalf of the Advisors' clients, including all authorized traders of the Advisors (“Authorized Persons”).  The Committee may modify this Policy from time to time to meet the goal of acting in a manner consistent with the best interests of the clients.

Generally, the Advisors analyze proxy statements on behalf of their clients and instruct the vote (or refrain from voting) proxies in accordance with this Policy and the Guidelines.  Therefore, an Advisor generally will not instruct votes differently for different clients unless a client has expressly directed the Advisor to vote differently for such client's account.  In the case of separate accounts, where an Advisor has contractually agreed to follow a client’s individualized proxy voting guidelines, the Advisor will instruct such vote on the client’s proxies pursuant to the client’s guidelines.

Each Advisor seeks to vote (or refrain from voting) proxies for its clients in a manner that the Advisor determines is in the best interests of its clients and which seeks to maximize the value of the client’s investments.  In some cases, the Advisor may determine that it is in the best interests of clients to refrain from exercising the clients' proxy voting rights.  The Advisor may determine that voting is not in the best interest of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting to the client.  For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes.  It is the Advisors’ belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted.  The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of a client’s investment and that it is in the client’s best interests to do so.

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In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

Generally, the Advisors do not intend to engage in shareholder activism with respect to a pending vote.  However, if an issuer’s management, shareholders or proxy solicitors contact the Advisors with respect to a pending vote, a member of the Committee may discuss the vote with such party and report to the full Committee.

 International Proxy Voting

While the Advisors utilize the Policy and Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies.  For U.S. companies, it is relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically.  In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

With respect to non-U.S. companies, however, it is typically both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances may outweigh any anticipated economic benefit of voting.  The major difficulties and costs may include:  (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs.  The Advisors do not intend to vote proxies of non-U.S. companies if they determine that the expected costs of voting outweigh any anticipated economic benefit to the client of voting.  The Advisors intend to make their determination on whether to vote proxies of non-U.S. companies on a client by client basis, and generally seek to implement uniform voting procedures for all proxies of companies in each country.  The Advisors periodically review voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect the Advisors’ decision of whether or not to vote.  In the event an Advisor is made aware of and believes that an issue to be voted is likely to materially affect the economic value of a portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and that the expected benefits to the client of voting the proxies exceed the expected costs, the Advisor will seek to make every reasonable effort to vote such proxies.

 Conflicts of Interest

Occasions may arise where an Authorized Person, the Committee, an Advisor, or an affiliated person of the Advisor may have a conflict of interest in connection with the proxy voting process.  A conflict of interest may exist, for example, if an Advisor is actively soliciting investment advisory business from the company soliciting the proxy.  However, proxies that the Advisors receive on behalf of their clients generally will be voted in accordance with the predetermined Guidelines.  Therefore, proxies voted should not result from any conflicts of interest.

In the limited instances where (i) an Authorized Person is considering voting a proxy contrary to the Guidelines (or in cases for which the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), and (ii) the Authorized Person believes a potential conflict of interest exists, the Authorized Person will disclose the potential conflict to a member of the Committee.  Such disclosure will describe the proposal to be voted upon and disclose any potential conflict of interest including but not limited to any potential personal conflict of interest (e.g., familial

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relationship with company management) the Authorized Person may have relating to the proxy vote, in which case the Authorized Person will remove himself or herself from the proxy voting process.

If the Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Guidelines (or in the case where the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value or (b) determine to abstain from voting, unless abstaining would be materially adverse to the Client’s interest.

 Availability of Proxy Voting Information and Recordkeeping

Each Advisor will inform its clients on how to obtain information regarding the Advisor's voting of its clients' securities.  The Advisor will provide its clients with a summary of its proxy voting guidelines, process and policies and will inform its clients of how they can obtain a copy of the complete Policy upon request.  The Advisor will include such information described in the preceding two sentences in Part II of its Form ADV.  The Advisor will also provide its existing clients with the above information.

 Recordkeeping

The Advisors will also keep records of the following items:  (i) their proxy voting guidelines, policies and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes they cast on behalf of clients, which may be maintained by a third party service provider if the service provider undertakes to provide copies of those records promptly upon request; (iv) records of written client requests for proxy voting information and the Advisors' responses (whether a client's request was oral or in writing); and (v) any documents prepared by the Advisors that were material to making a decision how to vote, or that memorialized the basis for the decision.  The Advisors will maintain these records in an easily accessible place for at least six years from the end of the fiscal year during which the last entry was made on such records.  For the first two years, each Advisor will store such records at one of its principal offices.

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Effective Date:  February 21, 2012
EXHIBIT A

PROXY VOTING GUIDELINES

See Attached

APPENDIX

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after February 1, 2012

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”).

Specifically, if available, the Advisor may obtain research from Glass Lewis in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis.  If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly.  If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the ISS recommendation unless the Corporate Governance Committee determines that voting in accordance with the Glass Lewis recommendation is more consistent with the principle of preserving shareholder value.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees

Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined CASE-BY-CASE.

Four fundamental principles apply when determining votes on director nominees:

1.	Board Accountability
2.	Board Responsiveness

3.	Director Independence
4.	Director Competence

1.	Board Accountability

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses:

Classified Board Structure:

1.1.
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election -- any or all appropriate nominees (except new) may be held accountable;

Director Performance Evaluation:

1.2.
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;
•	A supermajority vote requirement;
•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;
•	The inability of shareholders to call special meetings;
•	The inability of shareholders to act by written consent;
•	A dual-class capital structure; and/or
•	A non–shareholder- approved poison pill.

Poison Pills:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote WITHOLD or AGAINST every year until this feature is removed;
1.4.
The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov. 19, 2009); or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.
Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
•
The date of the pill‘s adoption relative to the date of the next meeting of shareholders– i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer‘s rationale;
•	The issuer's governance structure and practices; and
•	The issuer's track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or
1.9.
There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10.
Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item, or, in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);
1.12.	The company maintains significant problematic pay practices;
1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;
1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or
1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company's previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:
•	The company's response, including:
o	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
o	Specific actions taken to address the issues that contributed to the low level of support;
o	Other recent compensation actions taken by the company;
•	Whether the issues raised are recurring or isolated;
•	The company's ownership structure; and
•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.17.	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
1.18.	Failure to replace management as appropriate; or
1.19.
Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Board Responsiveness

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares outstanding the previous year;
2.2.	The board failed to act on a shareholder proposal that received the support of a majority of shares cast in the last year and one of the two previous years;
2.3.	The board failed to act on takeover offers where the majority of shares are tendered;
2.4.
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or

2.5.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

Vote CASE-BY-CASE on the entire board if:

2.6.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board's rationale for selecting a frequency that is different from the frequency that received a plurality;
•	The company's ownership structure and vote results;
•	ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and
•	The previous year's support level on the company's say-on-pay proposal.

3.	Director Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
3.4.	The full board Independent directors make up less than a majority of the directors.

4.	Director Competence

Attendance at Board and Committee Meetings:

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

4.1.
The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.

Generally vote AGAINST or WITHHOLD from individual directors who:

4.2.	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director absences are generally limited to the following:
•	Medical issues/illness;
•	Family emergencies; and
•	Missing only one meeting.

These reasons for directors' absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST or WITHHOLD from the director.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

4.3.	Sit on more than six public company boards; or
4.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own– withhold only at their outside boards.

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;
•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.

Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

Company-specific factors; and

Proposal-specific factors, including:
o	The ownership thresholds proposed in the resolution (i.e., percentage and duration);
o	The maximum proportion of directors that shareholders may nominate each year; and
o	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

Shareholder Rights & Defenses

Exclusive Venue

Vote CASE-BY-CASE on exclusive venue proposals, taking into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement; and
•	Whether the company has the following good governance features:
o	An annually elected board;
o	A majority vote standard in uncontested director elections; and
o	The absence of a poison pill, unless the pill was approved by shareholders.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
•	The value of the NOLs;
•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
•
The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders' current right to act by written consent;
•	The consent threshold;
•	The inclusion of exclusionary or prohibitive language;
•	Investor ownership structure; and
•	Shareholder support of, and management's response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
•	An unfettered right for shareholders to call special meetings at a 10 percent threshold;
•	A majority vote standard in uncontested director elections;
•	No non-shareholder-approved pill; and
•	An annually elected board.

CAPITAL/RESTRUCTURING

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
o	The company's use of authorized shares during the last three years
•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes of the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
o
The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
o	The company's use of authorized preferred shares during the last three years;
•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes for the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
o
In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

The company discloses a compelling rationale for the dual-class capital structure, such as:
o	The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or
o	The new class of shares will be transitory;
The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Mergers and Acquisitions

Vote CASE –BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.
Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.
Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.
Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.
Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

 Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay – MSOP) if:

There is a significant misalignment between CEO pay and company performance (pay for performance);
The company maintains significant problematic pay practices;
The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•
There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;
•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or
•	The situation is egregious.

Vote AGAINST an equity plan on the ballot if:

A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:
o	Magnitude of pay misalignment;
o	Contribution of non-performance-based equity grants to overall pay; and
o	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay- for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

1.	Peer Group Alignment:

•      The degree of alignment between the company's TSR rank and the CEO's total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);

•      The multiple of the CEO's total pay relative to the peer group median.

2.
Absolute Alignment: The absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, analyze the following qualitative factors to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

The ratio of performance- to time-based equity awards;
The ratio of performance-based compensation to overall compensation;
The completeness of disclosure and rigor of performance goals;
The company's peer group benchmarking practices;
Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;
Special circumstances related to, for example, a new CEO in the prior fiscal year or anomalous equity grant practices (e.g., biennial awards); and
Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

Problematic practices related to non-performance-based compensation elements;
Incentives that may motivate excessive risk-taking; and
Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy.  Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices.   The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
•	New or extended agreements that provide for:
o	CIC payments exceeding 3 times base salary and average/target/most recent bonus;
o	CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);
o	CIC payments with excise tax gross-ups (including "modified" gross-ups).

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;
•	A single or common performance metric used for short- and long-term plans;
•	Lucrative severance packages;
•	High pay opportunities relative to industry peers;
•	Disproportionate supplemental pensions; or
•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
•	Duration of options backdating;
•	Size of restatement due to options backdating;
•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

 on the Board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
•	Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
o	The company's response, including:
▪	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
▪	Specific actions taken to address the issues that contributed to the low level of support;
▪	Other recent compensation actions taken by the company;
o	Whether the issues raised are recurring or isolated;
o	The company's ownership structure; and
o	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (Management "Say on Pay")

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on proposals to approve the company's golden parachute compensation, consistent with ISS' policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);
•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);
•
Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);
•	Potentially excessive severance payments;
•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;
•
In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•
The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.  ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company's separate advisory vote on compensation ("management "say on pay"), ISS will evaluate the "say on pay" proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

The total cost of the company’s equity plans is unreasonable;
The plan expressly permits repricing;
A pay-for-performance misalignment is found;
The company’s three year burn rate exceeds the burn rate cap of its industry group;
The plan has a liberal change-of-control definition; or
The plan is a vehicle for problematic pay practices.

Social/Environmental Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/ environmental issues.  When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

APPENDIX

2012 INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES

Effective for Meetings on or after February 1, 2012

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”).

Specifically, if available, the Advisor may obtain research from Glass Lewis in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis.  If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly.  If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the ISS recommendation unless the Corporate Governance Committee determines that voting in accordance with the Glass Lewis recommendation is more consistent with the principle of preserving shareholder value.

1. OPERATIONAL ITEMS

Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees
Vote FOR the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the procedures used by the auditor;

•	There is reason to believe that the auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position;

•	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

•	Name of the proposed auditors has not been published;

•	The auditors are being changed without explanation; or

•	Fees for non‐audit services exceed standard annual audit‐related fees (only applies to companies on the MSCI EAFE index and/or listed on any country main index).

In circumstances where fees for non‐audit services include fees related to significant one‐time capital structure events (initial public offerings, bankruptcy emergencies, and spinoffs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard "non‐audit fee" category, then such fees may be excluded from the non‐audit fees considered in determining the ratio of non‐audit to audit fees.

For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend AGAINST the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend AGAINST remuneration of auditors if this is a separate voting item; otherwise ISS may recommend AGAINST the auditor election.

Appointment of Internal Statutory Auditors
Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income
Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business
Vote AGAINST other business when it appears as a voting item.

2. BOARD OF DIRECTORS
Director Elections
Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Under extraordinary circumstances, vote AGAINST individual directors, members of a committee, or the entire board, due to:
•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•
Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

ISS Classification of Directors - International Policy 2011

Executive Director
• Employee or executive of the company;
• Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
• Any director who is attested by the board to be a non-independent NED;
• Any director specifically designated as a representative of a significant shareholder of the company;
• Any director who is also an employee or executive of a significant shareholder of the company;
• Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5]  connection with the dissident, either currently or historically;
• Beneficial owner (direct or indirect) of at least 10% of the company's stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);
• Government representative;
• Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;
• Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);
• Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
• Relative[1] of a current employee of the company or its affiliates;
• Relative[1] of a former executive of the company or its affiliates;
• A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

• Founder/co-founder/member of founding family but not currently an employee;
• Former executive (5 year cooling off period);
• Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]
• Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.
Independent NED
• No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.
Employee Representative
• Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Footnotes:
[1] “Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.
[3] A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company's turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company's shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company's total assets, is more than 5 percent.
[4] For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.
[5] For purposes of ISS' director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one's objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections
For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:
•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•
A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•
Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure
Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE
Share Issuance Requests
General Issuances

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans
Generally vote FOR market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of outstanding issued share capital (15 percent in U.K./Ireland);

•	A holding limit of up to 10 percent of a company's issued share capital in treasury (“on the shelf”); and

•	A duration of no more than five years, or such lower threshold as may be set by applicable law, regulation or code of governance best practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders' interests. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company's issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company's historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company's issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In addition, ISS will recommend AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.

Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS

Reorganizations/Restructurings*
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions*
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions
In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues
Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

EAGLE ASSET MANAGEMENT, INC.

PROXY VOTING POLICY AND GUIDELINES

The exercise of proxy voting rights is an important element in the successful management of clients' investments.  Eagle Asset Management recognizes its fiduciary responsibility to vote proxies solely in the best interests of both its ERISA and non-ERISA clients.  We have therefore adopted the following proxy voting guidelines as a part of our overall goal of maximizing the growth of our clients' assets.

Eagle generally votes proxies in furtherance of the long-term economic value of the underlying securities.  We consider each proxy proposal on its own merits, and we make an independent determination of the advisability of supporting or opposing management's position.  We believe that the recommendations of management should be given substantial weight, but we will not support management proposals which we believe are detrimental to the underlying value of our clients' positions.

We usually oppose proposals which dilute the economic interest of shareholders, and we also oppose those that reduce shareholders' voting rights or otherwise limit their authority.  With respect to takeover offers, Eagle calculates a "going concern" value for every holding.  If the offer approaches or exceeds our value estimate, we will generally vote for the merger, acquisition or leveraged buy-out.

The following guidelines deal with a number of specific issues, particularly in the area of corporate governance.  While they are not exhaustive, they do provide a good indication of Eagle's general approach to a wide range of issues. A list of Eagle’s detailed voting guidelines is attached as appendix A and incorporates routine and non-routine proxy issues. On occasion we may vote a proxy otherwise than suggested by the guidelines, but departures from the guidelines will be rare, and we will explain the basis for such votes in our reports to clients.

If you have any questions about these guidelines, or about how we voted, or may vote, on a particular issue, please contact our Compliance Department at 1-800-237-3101.

6/30/09

I.           Directors and Auditors

Eagle generally supports the management slate of directors, although we may withhold our votes if the board has adopted excessive anti-takeover measures. (App. R1)

We favor inclusion of the selection of auditors on the proxy as a matter for shareholder ratification.  As a general rule, in the absence of any apparent conflict of interest, we will support management's selection of auditors. (App. R8)

II.	Corporate Governance

In the area of corporate governance, Eagle will generally support proxy measures which we believe tend to increase shareholder rights.

A.
Confidential Voting.  We generally support proposals to adopt confidential voting and independent vote tabulation practices, which we believe lessen potential management pressure on shareholders and thus allow shareholders to focus on the merits of proxy proposals. (App S31)

B.
Greenmail.  Unless they are part of anti-takeover provisions, we usually support anti-greenmail proposals because greenmail tends to discriminate against shareholders other than the greenmailer and may result in a decreased stock price. (App S23)

C.
Indemnification of Directors.  We usually vote in favor of charter or by-law amendments which expand the indemnification of directors or limit their liability for breaches of care, because we believe such measures are important in attracting competent directors and officers. (App R4)

D.	Cumulative Voting Rights. We usually support cumulative voting as an effective method of guaranteeing minority representation on a board.(App N17, S24)

E.
Opt Out of Delaware.  We usually support by-law amendments requiring a company to opt out of the Delaware takeover statute because it is undemocratic and contrary to the principle that shareholders should have the final decision on merger or acquisition. (App S15, S46)

F.
Increases in Common Stock.  We will generally support an increase in common stock of up to three times the number of shares outstanding and scheduled to be issued, including stock options, provided the increase is not intended to implement a poison pill defense. (App R18)

Eagle generally votes against the following anti-takeover proposals, as we believe they diminish shareholder rights.

A.
Fair Price Amendments.  We generally oppose fair price amendments because they may deter takeover bids, but we will support those that consider only a two year price history and are not accompanied by a supermajority vote requirement.(App N3)

B.	Classified Boards. We generally oppose classified boards because they limit shareholder control. (App N4)

C.
Blank Check Preferred Stock.  We generally oppose the authorization of blank check preferred stock because it limits shareholder rights and allows management to implement anti-takeover policies without shareholder approval. (App N2)

D.	Supermajority Provisions. We usually oppose supermajority-voting requirements because they often detract from the majority's rights to enforce its will. (App N5, S32)

E.
Golden Parachutes.  We generally oppose golden parachutes, as they tend to be excessive and self-serving, and we favor proposals which require shareholder approval of golden parachutes and similar arrangements. (App S18)

F.
Poison Pills.  We believe poison pill defenses tend to depress the value of shares.  Therefore, we will vote for proposals requiring (1) shareholder ratification of poison pills, (2) sunset provision for existing poison pills, and (3) shareholder vote on redemption of poison pills. (App N1)

G.	Reincorporation. We oppose reincorporation in another state in order to take advantage of a stronger anti-takeover statute. (App S15)

H.
Shareholder Rights.  We oppose proposals which would eliminate, or limit, the rights of shareholders to call special meetings and to act by written consent because they detract from basic shareholder authority. (App S26-S30)

Eagle generally votes on other corporate governance issues as follows:

A.	Other Business. Absent any compelling grounds, we usually authorize management to vote in its discretion. (App R22)

B.	Differential Voting Rights. We usually vote against the issuance of new classes of stock with differential voting rights, because such rights can dilute the rights of existing shares. (App N27)

C.
Directors-Share Ownership.  While we view some share ownership by directors as having a positive effect, we will usually vote against proposals requiring directors to own a specific number of shares. (App S5)

D.
Independent Directors.  While we oppose proposals which would require that a board consist of a majority of independent directors, we may support proposals which call for some independent positions on the board. (App S11)

E.	Preemptive Rights. We generally vote against preemptive rights proposals, as they may tend to limit share ownership, and they limit management's flexibility to raise capital. (App N21, S25)

F.
Employee Stock Ownership Plans (ESOPs).  We evaluate ESOPs on a case-by-case basis.  We usually vote for unleveraged ESOPs if they provide for gradual accumulation of moderate levels of stock.  For leveraged ESOPs, we examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for ESOP and number of shares held by insiders.  We may also examine where the ESOP shares are purchased and the dilutive effect of the purchase.  We vote against leveraged ESOPs if all outstanding loans are due immediately upon a change in control or if the ESOP appears to be primarily designed as an anti-takeover device. (App R21)

III.	Compensation and Stock Option Plans

We review compensation plan proposals on a case-by-case basis.  We believe that strong compensation programs are needed to attract, hold and motivate good executives and outside directors, and so we generally tend to vote with management on these issues.  However, if the proposals appear excessive, or bear no rational relation to company performance, we may vote in opposition.

With respect to compensation plans which utilize stock options or stock incentives, our analyses generally have lead us to vote with management.  However, if the awards of options appear excessive, or if the plans reserve an unusually large percentage of the company's stock for the award of options, we may oppose them because of concerns regarding the dilution of shareholder value.  Compensation plans that come within the purview of this guideline include long-range compensation plans, deferred compensation plans, long-term incentive plans, performance stock plans, and restricted stock plans and share option arrangements. (App N7)

IV.	Social Issues

Eagle has a fiduciary duty to vote on all proxy issues in furtherance of the long-term economic value of the underlying shares.  Consistent with that duty, we have found that management generally analyzes such issues on the same basis, and so we generally support management's recommendations on social issue proposals.  (App S40—S65)

Examples of proposals in this category include:
1.	Anti - Abortion.
2.	Affirmative Action.
3.	Animal Rights.
a.	Animal Testing.
b.	Animal Experimentation.
c.	Factory Farming.
4.        Chemical Releases.
5.	El Salvador.
6.	Environmental Issues.
a.	CERES Principles.
b.	Environmental Protection.
7.	Equal Opportunity.
8.	Discrimination.
9.	Government Service.
10.	Infant Formula.
11.	Israel.
12.	Military Contracts.
13.	Northern Ireland.
a.	MacBride Principles.
14.	Nuclear Power.
a.	Nuclear Waste.
b.	Nuclear Energy Business.
15.	Planned Parenthood Funding.
16.	Political Contributions.
17.	South Africa.
a.	Sullivan Principles.
18.	Space Weapons.
19.	Tobacco-Related Products.
20.	World Debt.

VII.	Conflicts of Interest

Investment advisers who vote client proxies may, from time to time, be faced with situations which present the adviser with a potential conflict of interest. For example, a conflict of interest could exist where Eagle, or an affiliate, provides investment advisory services, or brokerage or underwriting services, to a company whose management is soliciting proxies, and a vote against management could harm Eagle’s, or the affiliate’s, business relationship with that company. Potential conflicts of interest may also arise where Eagle has business or personal relationships with other proponents of proxy proposals, participants in proxy contests, or corporate directors or candidates for directorships.

Eagle addresses the potential conflict of interest issue primary by voting proxies in accordance with the predetermined set of Guidelines described above. With very few exceptions, Eagle’s proxy votes are cast as prescribed by our guidelines. On the rare occasion where a portfolio manager may recommend a vote contrary to Eagle’s Guidelines, Eagle’s Compliance Department will review the proxy issue and the recommended vote to ensure that the vote is cast in compliance with Eagle’s overriding obligation to vote proxies in the best interests of clients and to avoid conflicts of interest. By limiting the discretionary factor in the proxy voting process, Eagle is confident that potential conflicts of interest will not affect the manner in which proxy voting rights are exercised.

VIII.	Record Keeping

The following documents related to Proxy Voting are kept by Eagle Compliance in accordance with Rule 204-2 of the Investment Advisers Act.

➢	Copy of each proxy statement received.
➢	Record of each vote cast.
➢	Copy of any documents created by Eagle that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision.
➢	Copy of each written client request for information on how Eagle voted proxies on behalf of the client.
➢	Copy of all written responses by Eagle to client who requested (written or oral) information on how the Eagle voted proxies on behalf of the client.

Attached is appendix A which details Eagle’s proxy voting guidelines for Routine, Non-Routine and Non-Routine Shareholder proposals.

Appendix A

EAGLE ASSET MANAGEMENT

PROXY VOTING GUIDELINES

June 2009

Compliance Department
(573-8285)

This packet contains Eagle’s standard proxy voting policies and the proposal wording used to help in preparing proxy voting authorizarions for portfolio management voting decision.  In addition, most proposals (including their recommended vote and justification) are followed by a brief explanation of the issue.

CONTENTS

SECTION I        PROXY POLICY STATEMENT

SECTION II       DIRECTORY OF PROXY PROPOSALS

SECTION III     PROPOSAL SUMMARIES AND RECOMMENDATIONS

  SECTION I

PROXY POLICY STATEMENT

June 2009

EAGLE ASSET MANAGEMENT
PROXY POLICY STATEMENT

•	These guidelines have been established to assist Portfolio Management in carrying out their responsibility to vote in clients best interests.

•
Eagle Compliance department will make every effort to assure that it receives all proxies for securitities held in client accounts.  Eagle Compliance will attempt to process proxies in a timely manner with a vote or a recommendation provided at least 2 weeks prior to the meeting date if the proxy material has been received in time. Eagle does this by calling custodians, subcustodians, proxy services, proxy solicitors, etc.

•	Eagle examines each proxy and each proxy issue on a case-by-case basis and will rely on these guidelines as the standard.

•
If the economic impact of an issue to shareholders is deemed positive, we will recommend supporting that issue. If the economic impact of an issue to shareholders is deemed negative, we will recommend a vote against the proposal.

•
A proxy issue may have a shareholder rights effect as well.  To the extent that a proposal has no negative effect on shareholder rights, Eagle usually recommends supporting the proposal.  If a proposal has a negative effect on one or several rights currently held by shareholders, Eagle will recommend a vote against that proposal.

•
Eagle Compliance will transmit the vote on all proxies for companies held by clients as of record date. If the client accounts no longer hold the shares on the meeting date, but did hold the shares on record date, those shares will be voted.

Updated on 6/30/09

SECTION II

DIRECTORY OF PROXY PROPOSALS

June 2009

  DIRECTORY OF PROXY PROPOSALS

ROUTINE PROPOSALS

VOTE REC	PAGE	PROPOSAL
F/W	R1	Routine - Election of directors.
F/W	R2	Routine - Limit director monetary liability.
F/W	R3	Routine - Approve/increase director's remuneration.
F/W	R4	Routine - Indemnification of directors and officers.
F/W	R5	Routine - Fix number of directors.
F/W	R6	Routine - Approve discharge of Management Board.
F/W	R7	Routine - Approve discharge of Supervisory Board.
F/W	R8	Routine - Approve auditors.
F/W	R9	Routine - Approve auditors and fix their remuneration.
F/W	R10	Routine - Approve special auditor's report.
F/W	R11	Routine - Approve financial statements.
F/W	R12	Routine - Approve financial statements, directors' reports, and auditors' reports.
F/W	R13	Routine - Set/approve dividend.
F/W	R14	Routine - Approve scrip dividend alternative.
F/W	R15	Routine - Approve allocation of income.
F/W	R16	Routine - Approve appropriation of profits and dividends.
F/W	R17	Routine - Grant Board authority to repurchase shares.
F/W	R18	Routine - Increase number of authorized shares of common/preferred stock.
F/W	R19	Routine - Approve stock splits or reverse stock splits.
F/W	R20	Routine - Approve qualified 401(k) savings plan.
F/W	R21	Routine - Approve/Amend Employee Stock Purchase Plan.
F/W	R22	Routine - Other business.
F/W	R23	Routine - List Company on Additional Exchanges.
F/W	R24	Routine - Designate Keeper of Minutes
F/W	R25	Routine - Open/Close Meeting
F/W	R26	Routine - Approve Minutes
F/W	R27	Routine International - Approve Payment of Corporate Income Taxes
F/W	R28	Routine International - Cancel Preapproved Issuance Authority
F/W	R29	Routine International - Authorize New Product Lines
F/W	R30	Routine International - Appoint Statutory Auditor
F/W	R31	Routine International - Appoint Chairman of the Board
F/W	R32	Routine International - Authorize Filing of Required Documents/Other Formalities.
F/W	R33	Routine International - Propose Publications Media
F/W	R34	Routine International - Clarify Articles of Association
F/W	R35	Routine International - Update Articles of Association with Proxy Results
F/W	R36	Routine International - Conform Articles of Association to Law or Stock Exchange.
F/W	R37	Routine International - Authorize Board to Ratify and Execute Approved Resolutions.
F/W	R38	Routine International - Prepare and Approve List of Shareholders
F/W	R39	Routine International - Announce Vacancies on Management Board
F/W	R40	Routine International - Elect Chairman of Meeting

NONROUTINE MANAGEMENT PROPOSALS

VOTE REC	PAGE	PROPOSAL
F/W	N1	Nonroutine Antitakeover - Approve shareholder rights plan (poison pill).
A/A	N2	Nonroutine Antitakeover - Authorize issuance of preferred stock.
A/A	N3	Nonroutine Antitakeover - Fair price proposal.
A/A	N4	Nonroutine Antitakeover - Classified board of directors.
A/A	N5	Nonroutine Antitakeover - Supermajority vote requirement.
A/A	N6	Nonroutine Antitakeover - Elimination of action by written consent.
VARIES	N7	Nonroutine - Approve/Amend Stock Option Plan.
A/A	N9	Nonroutine - Approve/Amend Stock Option Plan - Insufficient details.
F/W	N10	Nonroutine - Amend Stock Option Plan - no additional shares.
F/W	N11	Nonroutine - Accelerate exercise date of options for retiring employees.
F/W	N12	Nonroutine - Amend Executive Incentive Compensation Plan.
F/W	N13	Nonroutine - Approve Restricted Stock Grant Program.
F/W	N14	Nonroutine - Approve Non-employee Directors' Stock Plan.
A/A	N15	Nonroutine - Approve Non-employee Directors’ Pension Plan.
F/W	N16	Nonroutine - Amend Directors' Deferred Fee Plan.
A/A	N17	Nonroutine - Dissolution of cumulative voting.
F/W	N18	Nonroutine - Board consideration of constituents.
F/W	N19	Nonroutine - Allotment of unissued shares.
F/W	N20	Nonroutine - Authority to issue shares.
F/W	N21	Nonroutine - Issue shares without preemptive rights.
F/W	N22	Nonroutine - Authority to allot shares for cash.
F/W	N23	Nonroutine - Change company name.
F/W	N24	Nonroutine - Adjourn meeting.
F/W	N25	Nonroutine Antitakeover - Authorize Board to Use All Outstanding Capital.
F/W	N26	Nonroutine - Allow Board to Appoint Additional Directors between Annual Meetings.
A/A	N27	Nonroutine - Approve New Class of Common/Preferred Stock.
F/W	N28	Nonroutine - Approve Recapitalization.
F/W	N29	Nonroutine - Amend Stock Ownership Limitations.
F/W	N30	Nonroutine - Extend Term of Directors.
F/W	N31	Nonroutine - Eliminate/Adjust Par Value of Common Stock.
F/W	N32	Nonroutine - Declassify the board of directors.
F/W	N33	Nonroutine International - Change Date/Location of Annual Meeting.
F/W	N34	Nonroutine International - Authorize Issuance of Equity or Equity-Linked Securities.
F/W	N35	Nonroutine International - Authorize Issuance of Bonds.
F/W	N36	Nonroutine International - Authorize Capitalization of Reserves for Bonus Issue or Increase In Par Value.
F/W	N37	Nonroutine International - Increase Issued Capital for Rights Issue.
F/W	N38	Nonroutine International - Authorize Reissuance of Repurchased Shares.
A/A	N39	Nonroutine International - Approve Retirement Bonuses for Directors/Statutory Auditors.
A/A	N40	Nonroutine International - Approve Payment to Deceased Director’s Family.
F/W	N41	Nonroutine International - Authorize company to engage in transactions with related parties.
F/W	N42	Nonroutine International - Authorize Board to Denominate Share Capital in Euros.
A/A	N43	Nonroutine - Approve Granting and Repricing of Stock Options.
F/W	N44	Nonroutine International - Approve Issuance of Equity or Equity-Linked (up to 20%) Securities Without Preemptive Rights.
F/W	N45	Nonroutine - Approve Merger Agreement/Reogranization

NONROUTINE SHAREHOLDER PROPOSALS

VOTE REC	PAGE	PROPOSAL
A/W	S1	Nonroutine - Shareholder proposal on outside director retirement.
A/W	S2	Nonroutine - Shareholder proposal on term of outside directors.
F/A	S3	Nonroutine - Shareholder proposal on annual election of directors (repeal classified boards).
A/W	S4	Nonroutine - Shareholder proposal regarding director attendance.
A/W	S5	Nonroutine - Shareholder proposal on stock ownership by directors.
A/W	S6	Nonroutine - Shareholder proposal on disclosure of compensation.
A/W	S7	Nonroutine - Shareholder proposal to compensate directors solely in stock.
A/W	S8	Nonroutine - Shareholder proposal to review and report on executive compensation.
A/W	S9	Nonroutine - Shareholder proposal regarding the holding of more than one position.
A/W	S10	Nonroutine - Shareholder proposal to limit executives' compensation.
A/W	S11	Nonroutine - Shareholder proposal regarding director independence.
F/A	S12	Nonroutine - Shareholder proposal regarding independent nominating committee.
A/W	S13	Nonroutine - Shareholder proposal regarding women and minorities on the Board.
A/W	S14	Nonroutine - Shareholder proposal regarding union representation on the Board.
A/W	S15	Nonroutine - Shareholder proposal to opt out of Delaware.
A/W	S16	Nonroutine - Shareholder proposal to put all director candidates on the proxy ballot.
A/W	S17	Nonroutine - Shareholder proposal regarding Board nominee statement for candidacy.
F/A	S18	Nonroutine - Shareholder proposal on approval of severance agreements.
A/W	S19	Nonroutine - Shareholder proposal on providing an opposition slate of directors.
F/A	S20	Nonroutine - Shareholder proposal to eliminate non-employee director retirement plans.
A/W	S21	Nonroutine - Shareholder proposal on rotation of meeting sites.
A/W	S22	Nonroutine - Shareholder proposal on annual meeting date.
F/A	S23	Nonroutine - Shareholder proposal regarding greenmail payments.
F/A	S24	Nonroutine - Shareholder proposal requesting cumulative voting.
A/W	S25	Nonroutine - Shareholder proposal regarding preemptive rights.
A/W	S26	Nonroutine - Shareholder proposal to eliminate shareholder rights plans (poison pills).
F/A	S27	Nonroutine - Shareholder proposal to submit shareholder rights plans (poison pills) for shareholder ratification.
F/A	S28	Nonroutine - Shareholder proposal to lower shareholder vote requirement in existing fair price provision to a simple majority.
A/W	S29	Nonroutine - Shareholder proposal to require shareholder approval before implementing blocking preferred stock.
F/A	S30	Nonroutine - Shareholder proposal to allow or simplify shareholder action by written consent.
F/A	S31	Nonroutine - Shareholder proposal on a confidential ballot.
F/A	S32	Nonroutine - Shareholder proposal on supermajority vote requirement.
A/W	S33	Nonroutine - Shareholder proposal regarding equal access to proxies.
A/W	S34	Nonroutine - Shareholder proposal on political contributions.
A/W	S35	Nonroutine - Shareholder proposal on charitable contributions.
A/W	S36	Nonroutine - Shareholder proposal on government service.
A/W	S37	Nonroutine - Shareholder proposal on political non-partisanship.
A/W	S38	Nonroutine - Shareholder proposal regarding capital flight.
A/W	S39	Nonroutine - Shareholder proposal on the MacBride Principles.
A/W	S40	Nonroutine - Shareholder proposal regarding SDI.
A/W	S41	Nonroutine - Shareholder proposal regarding economic conversion.
A/W	S42	Nonroutine - Shareholder proposal regarding lending to Chile.
A/W	S43	Nonroutine - Shareholder proposal on Third World conservation.
A/W	S44	Nonroutine - Shareholder proposal on animal testing.
A/W	S45	Nonroutine - Shareholder proposal regarding abortion.
F/A	S46	Nonroutine - Shareholder proposal on Delaware antitakeover law.
A/W	S47	Nonroutine - Shareholder proposal on political action committees.
A/W	S48	Nonroutine - Shareholder proposal regarding the Ceres principles.
A/W	S49	Nonroutine - Shareholder request for report on Northern Ireland.
A/W	S50	Nonroutine - Shareholder proposal regarding affirmative action.
A/W	S51	Nonroutine - Shareholder proposal regarding tobacco products.
A/W	S52	Nonroutine - Shareholder proposal regarding equal employment opportunity.
A/W	S53	Nonroutine - Shareholder proposal on foreign military sales.
A/W	S54	Nonroutine - Shareholder proposal to uphold Code of Conduct in South Africa.
A/W	S55	Nonroutine - Shareholder proposal regarding Maquiladora operations.
A/W	S56	Nonroutine - Shareholder proposal to amend discretionary voting.
A/W	S57	Nonroutine - Shareholder proposal requesting a report on political practices.
A/W	S58	Nonroutine - Shareholder proposal to update Code of Conduct.
A/W	S59	Nonroutine - Shareholder proposal to Discourage Underage Smoking.
A/W	S60	Nonroutine - Shareholder proposal on Infants and Tobacco.
A/W	S61	Nonroutine - Shareholder proposal to Prepare Tobacco-Related Report.
A/W	S62	Nonroutine - Shareholder proposal to Preserve The Health of Tobacco-Using Customers.
A/W	S63	Nonroutine - Shareholder proposal to Disclose Warning Labels on Tobacco Products.
A/W	S64	Nonroutine - Shareholder proposal to Establish Advisory Committee.
A/W	S65	Nonroutine - Shareholder proposal for Report on Environment and to reduce or eliminate toxic waste or emissions.
A/W	S66	Nonroutine - Shareholder proposal to Require Director Attendance at Annual Meeting.
A/W	S67	Nonroutine - Shareholder proposal to Require Director Nominee Qualifications.
A/W	S68	Nonroutine - Shareholder proposal Regarding Directors Receiving Consulting Fees.
A/W	S69	Nonroutine - Shareholder Proposal to Seek Sale of Company/Assets.
A/W	S70	Nonroutine - Shareholder Proposal to Adopt Policy Relating to Genetically Engineered Food Products.
A/W	S71	Nonroutine - Shareholder Proposal to Adopt Policy/Prepare Report on Drug Pricing.
A/W	S72	Nonroutine – Shareholder Proposal to Hire Advisor to Maximize Shareholder Value

SECTION III

PROPOSAL SUMMARIES AND RECOMMENDATIONS

June 2009

SECTION III

ROUTINE PROPOSALS

  Routine - Election of directors.

This proposal allows shareholders to vote for or against individuals selected by the current board to serve as members of the new board of directors.  However, voters may withhold their votes from any one or more director candidates while casting their votes for the remaining candidates.

In a routine election of directors, we will vote with management on its slate of directors.  We feel that the company is more knowledgeable and qualified to make a decision as to who should be nominated and serve on the board.

The following are other possible terms for the directors of the company:

1.         Management Board
2.         Supervisory Board
3.         Commissioners
4.         Trustees
5.         Censors

RoutineR1

Routine - Limit director monetary liability.

Limit on monetary liability:  a maximum dollar amount that can be obtained through the course of legal action from a director in the event that his/her good faith actions are detrimental to share value, the shareholders and/or any other interested parties.

Many qualified men and women would be unwilling to serve as directors without limits on their monetary liability.  If this were the case, the company might not have the best people in charge which could lead to poor results and, ultimately, economic depreciation of shareholder equity.

The insurance coverage premiums for directors would be rather high, if obtainable at all, without limits on their monetary liability.  Also, if director monetary liability was not limited, directors might always make conservative decisions to avoid legal complications rather than tough decisions in an attempt to advance the company.  However, this provision does not limit liability for gross negligence of duty, willful misconduct or lack of good-faith performance.

We support a proposal to limit director monetary liability.

RoutineR2

Routine - Approve/Increase director's remuneration.

The proposal requests shareholders approval of the annual fees set for the directors.  We feel the level of pay allotted to the directors is a decision the company should make to the extent that it is not excessive.  A competitive fee will allow the Board to attract and retain outstanding directors.

RoutineR3

Routine - Indemnification of directors and officers.

Indemnification is an agreement whereby the company will pay, in advance, the legal expenses of directors and officers should a lawsuit be filed against them in the event that their good faith actions are thought to be detrimental to share value, the shareholders and/or any other interested parties.

Many qualified men and women would be unwilling to serve as directors and officers of a corporation without indemnification protection.  If this were the case, the company might not have the best people in charge which could lead to poor results and, ultimately, economic depreciation of shareholder equity.

The insurance coverage premiums for directors and officers would be rather high, if obtainable at all, without director and officer indemnification.  Also, if the directors and officers are not indemnified, they might make conservative decisions to avoid legal complications rather than tough decisions in an attempt to advance the company.  However, this provision does not indemnify a director or officer for gross negligence of duty, willful misconduct or lack of good-faith performance.

We support a proposal to indemnify directors and officers.

RoutineR4

Routine - Fix number of directors.

The proposal requests that the Board be given the authority to determine the number of directors. This allows the directors to adjust the size of the Board to adapt to needs as they arise.  It also provides the Board with the flexibility to fully comply with their fiduciary duty to shareholders.

RoutineR5

Routine - Approve discharge of Management Board.

This proposal asks that shareholders approve formal discharge of responsibility of the Management Board for fiscal _______.  This is a standard request in Germany, and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

RoutineR6

Routine - Approve discharge of Supervisory Board.

This proposal asks that shareholders approve formal discharge of responsibility of the Supervisory Board for fiscal _______.  This is a standard request in Germany, and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

RoutineR7

 Routine - Approve auditors.

This proposal allows shareholders to vote for or against the accounting firm selected by the board of directors to audit the company's books and prepare the financial statements for the upcoming year.

In a routine selection of auditors, we will vote with management on this issue.  The company has acted in good faith in selecting a qualified, independent auditor in the past and we feel will continue this practice.  The company is knowledgeable and qualified in determining who should serve as auditors based on past experiences, references, etc.

RoutineR8

Routine - Approve auditors and fix their remuneration.

This proposal allows shareholders to vote for or against the accounting firm selected by the board of directors to audit the company's books and prepare the financial statements for the upcoming year.  In addition, shareholders are asked to approve the annual fees set for the auditors.

In a routine selection of auditors, we will vote with management on this issue.  The company has acted in good faith in selecting and compensating auditors in the past and we feel this practice will continue.  The company is knowledgeable and qualified in determining who should serve as auditors and what their remuneration should be based on past experiences, references, etc.

RoutineR9

Routine - Approve special auditor's report.

French companies are required by law to present shareholders with a special auditor's report that confirms the presence or absence of any outstanding related party transactions.  At a minimum, such transactions ( with directors or similar parties ) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions. This approval of the special auditor's report is regarded as routine in France.

RoutineR10

Routine - Approve financial statements.

The proposal requests shareholder approval of the financial statements.  We routinely vote for financial statements which are prepared for the company by auditors which we voted for.  Additionally, we regard the financial statements to be routine business.

RoutineR11

Routine - Approve financial statements, directors' reports, and auditors' reports.

The proposal requests shareholder approval of the financial statements, directors' reports, and auditors' reports.  We routinely vote for these financial statements and reports which are prepared for the company by the directors and auditors which we voted for.  Additionally, we regard such reports to be routine business.

RoutineR12

Routine - Set/approve dividend.

The proposal requests that shareholders approve of the dividend level which management has set or recommended.  We feel that the level of dividends can best be decided upon by management.

RoutineR13

Routine - Approve scrip dividend alternative.

In this proposal, shareholders are being asked to authorize the dividend payment in the form of cash or shares, at the discretion of the shareholder. We approve of giving shareholders this option as long as shareholders are given a financially equal choice between cash and stock.

RoutineR14

Routine - Approve allocation of income.

The proposal asks shareholders to approve the Board's proposed allocation of income for the current fiscal year, as well as the dividend level.  We feel that decisions concerning how to allocate company income and what levels dividends should be set at are best left to management to decide.

RoutineR15

Routine - Approve appropriation of profits and dividends.

The proposal asks shareholders to approve the Board's proposed allocation of income for the current fiscal year, as well as the dividend level.  We feel that decisions concerning how to allocate company income and what levels dividends should be set at are best left to management to decide.

RoutineR16

 Routine - Grant Board authority to repurchase shares.

The proposal requests that the Board be given the authority to repurchase shares of the company on the open market.  This authority would continue until the next annual meeting.  In general, domestic firms do not require shareholder approval to repurchase shares on the open market.  We feel that the Board should be given this authority because strategic repurchase programs can enhance the company's net asset value, earnings per share, and shareholder value.

RoutineR17

Routine - Increase number of authorized shares of common/preferred stock.

This proposal allows shareholders to vote for or against a management-sponsored proposal to increase the number of authorized shares of common or preferred stock.  Typically, an increase in authorized shares is sought in order that the company has an adequate share reserve in the event of a stock split and/or stock dividend.  These additional shares may also be used to finance any future business opportunities.

It should be noted that this is not an increase in the number of outstanding shares, but rather an increase in the number of shares that may be issued.  The number of outstanding shares is increased in the event of a stock split, stock dividend or any future financing activities.

We believe that the company will continue to act in good faith upon the authorization of these shares in order to achieve maximum shareholder value.

RoutineR18

Routine - Approve stock splits or reverse stock splits.

The proposal requests shareholder approval for stock splits or reverse stock splits.  We feel that ownership of a company should be encouraged among all types of investors.  When stock prices are high, it often discourages individual investors from investing in the company.  Likewise, when the price of a share of stock is too low, the transaction fees often make investment in the company prohibitive.  In addition, there is no negative impact on institutional shareholders.

RoutineR19

   Routine - Approve qualified 401(k) savings plan.

This is a benefit plan in which employees can reduce their salaries and contribute that pre-tax money to an account where the money gains tax-free interest until the funds are withdrawn upon/after retirement.  We do not object to plans of this nature.

RoutineR20

  Routine - Approve/Amend Employee Stock Purchase Plan.

An employee stock purchase plan is a method of providing employees with an opportunity to share in the ownership of the company by providing them with a convenient means for regular and systematic purchases of company stock.  We feel an employee stock purchase plan develops a stronger incentive to work for the continued success of the company and will recommend voting for these types of plans provided they contain the following provisions:

•	The purchase price of the company stock may not be less than 85% of fair market value (80% if U.K. company).
•	All full-time employees who own less than 10% of company stock are eligible to participate in the plan.
•	There must be a $25,000 limit on the maximum value of the shares that can be purchased by any one employee during any one offering period.

RoutineR21

Routine - Other business.

We will support the board and the company in their good-faith act of conducting day-to-day business in an attempt to maximize shareholder value.  A vote for this issue will allow the board to respond to any other issues which may surface at the shareholder annual/special meeting.

RoutineR22

  Routine - List company on additional exchanges.

This proposal requests shareholder approval to list the company’s stock on additional stock exchanges.  Trading on more than one exchange can increase the liquidity and marketability of the company’s stock, which is in the best interests of shareholders.

RoutineR23

  Routine - Designate keeper of minutes.

This proposal designates a shareholder or other individual to detail the discussion of the annual meeting and write the minutes for submission to the board, shareholders and/or the government.
RoutineR24

  Routine - Open/Close meeting.

This proposal is to approve the opening or closing of the annual meeting.  We have no objections to this routine request.

RoutineR25

Routine - Approve minutes.

This proposal requests shareholders approve the minutes from the previous meeting.  We have good faith that the Secretary of the Board will properly account for the items covered at the annual meeting.

RoutineR26

Routine International - Approve payment of corporate income taxes.

This item seeks approval for the use by the company of its reserves in order to pay corporate taxes.  This is common practice in Europe.  According to European accounting procedures, a company is required every year to set aside a certain percentage (usually five percent) from its profits which will be allocated to the company's reserves.  Reserves are usually used to cover losses in future years, pay dividends to savings shareholders, and to pay corporate taxes.

RoutineR27

Routine International - Cancel preapproved issuance authority.

This proposal would cancel a previously approved authority to issue capital. Companies in Denmark do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.  They must create specific pools of capital with a limited life for general use, which they may call upon during the life of the pool.  Therefore, companies routinely request the creation of pools of capital for no specific use or for a specific reason.

If the board deems the pool of capital as no longer necessary or relevant to the company's needs, yet the life of the authority has not yet lapsed, then shareholder approval is needed to cancel it.  This is a routine request in Denmark.

RoutineR28

Routine International - Authorize new product lines.

This proposal seeks shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.  In Japan, a company's articles of association are usually very specific about the types of business in which the company may engage.  This originally helped limit intragroup competition.  However, as more companies seek to diversify out of their traditional narrow industries, greater flexibility is being routinely introduced.

This change does not require the company to go into these businesses, but gives them the flexibility to do so if and when they choose.  We support the board seeking new product lines to increase shareholder value.  This is a routine request in Japan.

RoutineR29

Routine International - Appoint statutory auditor.

This item seeks to appoint one internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.  Statutory auditors in Japan are responsible for attending all board meetings and important business meetings, reviewing all major documents, cooperating with the external auditors, and approving the external audit.

Even though the independence of internal auditors is sometimes questionable, we will vote with management on this issue.  The company is knowledgeable and qualified in determining who should serve as statutory auditors based on past experiences, references, etc.

RoutineR30

Routine International - Appoint Chairman of the Board.

This proposal is to appoint or elect a chairman of the board of directors.  We will vote for the proposed candidate, because we feel the board is more knowledgeable and qualified to make a decision as to who should be nominated and serve as chairman.

RoutineR31

Routine International - Authorize filing of required documents/other formalities.

This item would authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law.  This is a routine item in France.

RoutineR32

Routine International - Propose publications media.

This proposal would designate the newspaper as the medium to publish the company’s meeting notice.  Although we would prefer that foreign shareholders receive written notification of the annual meeting, publishing this information in newspapers is common in Chile and other countries.  We do not object to this routine request.

RoutineR33

Routine International - Clarify Articles of Association.

Sometimes the board will ask shareholders to approve a routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.  These requests often have little affect on shareholders, so we routinely support these types of requests.

RoutineR34

Routine International - Update Articles of Association with proxy results.

This proposal updates the company’s articles of association to reflect the results of a proxy vote by shareholders.  For example, if shareholders approve an increase in authorized shares of common stock, they will sometimes be asked to amend this change in capital to the articles of association.  This is a routine proposal in international proxies.

RoutineR35

Routine International - Conform Articles of Association to law or stock exchange.

The company seeks approval to amend its articles of association to conform with new requirements in local or national law or rules established by a stock exchange on which its stock is listed.  This is a routine procedure with international companies and has little affect on shareholder value.

RoutineR36

Routine International - Authorize Board to Ratify and Execute Approved Resolutions

This proposal requests shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting. This is a routine item and is essentially a legal formality.

RoutineR37

Routine International - Prepare and Approve List of Shareholders.

This proposal requests shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting.

RECOMMENDATION:

Vote FOR this proposal.  This is a vote WITH management.

This is a routine formality in European countries.

RoutineR38

Routine International - Announce Vacancies on Management Board.

This proposal requests shareholder approval to announce vacancies on the management Board.

RECOMMENDATION:
Vote FOR this proposal.  This is a vote WITH management.

In accordance with Dutch law, the company must announce which of the supervisory board members will retire from the board during the next year, either because their terms have expired or because they have reached the mandatory retirement age.  This is a routine agenda item.

RoutineR39

Routine International - Elect Chairman of the Meeting.

This proposal requests shareholder approval to elect the chairman of the meeting.

RECOMMENDATION:
Vote FOR this proposal.  This is a vote WITH management.

This is a routine meeting formality in European countries.

RoutineR40

SECTION III

NONROUTINE PROPOSALS

NonroutineN0

Nonroutine Antitakeover - Approve shareholder rights plan (poison pill).

This proposal requests shareholder approval of a poison pill which management could use for antitakeover protection.

RECOMMENDATION:  Vote FOR this proposal.  This is a vote WITH management.

We believe poison pills force uninvited bidders to negotiate with the board.  These negotiations allow time for the company to maximize value for shareholders by forcing a higher premium out of a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value.

NonroutineN1

Nonroutine Antitakeover - Authorize issuance of preferred stock.

This proposal would give the board authorization to issue preferred stock.

RECOMMENDATION:  Vote AGAINST proposal. This is a vote AGAINST management.

We generraly oppose the authorization of blank check preferred stock because it limits shareholder rights and allows management to implement anti-take over policies without shareholder approval.

NonroutineN2

Nonroutine Antitakeover - Fair price proposal.

This proposal would allow the board to include a fair price provision in the company’s charter.

RECOMMENDATION:  Vote AGAINST proposal. This is a vote AGAINST management.

We generally oppose fair price amendments because they may deter takeover bids, but we will support those that consider only a two year price history and are not accompanied by a supermajority vote requirement..

To the extent that fair price provisions protect shareholders from abusive tender offers, they are positive.  However, fair price provisions are only valuable to shareholders when shareholders exercise some control over the application of such provisions

NonroutineN3

Nonroutine Antitakeover - Classified board of directors.

The proposal requests shareholder approval to classify the board.

RECOMMENDATION:  Vote AGAINST proposal. This is a vote AGAINST management.

A classified board is one in which directors are divided into separate classes--in most instances, three classes--so that one-third of the board (a class) is elected each year for a three-year term.  If only one-third of the directors are (re)elected each year, it is more difficult for a hostile bidder to seize control of a target company immediately, even if a bidder controls a majority of a company's stock which otherwise would be sufficient to win control of the board in most cases.  Classifying the board may deter proxy contests for control because only one-third of the directors stand for election in any one year. In this example it would take two years to gain control of the board.

A staggered board system is antitakeover in nature by virtue of the fact that a raider would need at least two years to gain a majority of directors at companies whose board members are elected to staggered three-year terms.  This would delay the raider from finalizing the acquisition, which in turn could prevent shareholders from receiving maximum share appreciation.  Not only does a staggered board entrench management and lengthen the takeover process, it also serves to discourage potential buyers from making an initial bid for the company.  In addition, we feel a staggered board may lead to complacency among its members, which in turn may inhibit optimal corporate performance and maximum share appreciation.  Therefore, we recommend voting against a proposal that calls for a classified board of directors.

NonroutineN4

  Nonroutine Antitakeover -  Supermajority vote requirement.

This item would require the affirmative vote of a super-majority of the outstanding voting stock to amend or repeal company articles and/or bylaws.

RECOMMENDATION:  Vote AGAINST proposal. This is a vote AGAINST management.

Supermajority provisions in a company's charter or bylaws set a level of approval for specified actions that is higher than the minimum set by state law.  Such provisions often establish approval levels of 75 or 80%, sometimes even higher, for actions that otherwise would require majority approval.  Supermajority rules are most frequently based on total shares outstanding, not those represented in person or by proxy at an annual or special shareholder meeting, thereby making action that requires supermajority approval extremely difficult.

We view the required supermajority as having antitakeover implications and recommend reducing the supermajority figure to a simple majority (51%).  Required supermajority rules could lead to entrenchment of management because the number of shares represented in person or by proxy at these meetings does not usually exceed 80%.  In the event of a possible merger, often times the interested third party does not get to vote his/her shares.  Also, as the size of the interested third party's holdings increase, the fewer the number of outstanding shares it takes to defeat the merger proposal (usually management's shares).

Knowing that a supermajority bylaw is in place for a particular company, a third party may not make an offer, even if it is equitable, which results in depriving shareholders of a potential premium/profit.  Also, an SEC study noted that stock prices declined in those companies which sought adoption of supermajority amendments.

NonroutineN5

Nonroutine Antitakeover - Elimination of action by written consent.

The proposed amendment would require that any shareholder action be taken only at a stockholders' meeting and would prohibit action by stockholders by written consent.  Certain by-law amendments allow the Board and certain executives to call a meeting.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote AGAINST management.

This is an antitakeover proposal which substantially reduces the rights of each shareholder.  Its passage would practically eliminate the possibility for a written proxy fight, an activity in which IDS has made its feelings known in the past through its written consent vote.

Written consent allows shareholders to vote on a solicited proxy card.  These proxy cards are not necessarily issued by the board, but may be from an opponent, raider, etc.

The business corporation statutes of some states permit shareholders to act by written consent without a meeting, unless the company's charter or bylaws restrict or prohibit such action.  Usually the holders of written consents must have the consent to act from the same number of shares that would be required to take a proposed action if a meeting were held.  The ability to act through written consent enables shareholders to replace a company's board, amend the bylaws or take other action to effect a change in control without having to call a special meeting or wait for the annual meeting.  Charter or bylaw amendments to prohibit shareholders from acting by written consent, or to require unanimous consent for such action, limit shareholder opportunities to act quickly to change control or to take other actions that could facilitate a change in control.

In recommending an against vote, we feel that allowing action by written consent is in the best interest of shareholders.  Action by written consent gives shareholders an opportunity to act expediently upon any important issues which could enhance or diminish share value, such as a proposed takeover or merger.  In situations that allow only the Board and certain executive officers to call a stockholders' meeting, shareholders are at quite a disadvantage; they must wait until the next annual meeting to raise their concerns.

The inability to act by written consent is essentially an antitakeover proposal which could entrench management and/or prevent a proxy fight; thus shareholders may not realize potential share price appreciation.

NonroutineN6

Nonroutine - Approve/Amend Stock Option Plan.

The plan reserves ______ shares of common stock which may be issued in conjunction with the exercise of incentive and non-qualified stock options.

RECOMMENDATION: Vote FOR AGAINST this proposal.  This is a vote WITH AGAINST management.

We estimate the maximum potential earnings dilution from this plan together with existing (and other proposed) plans is ______%.  The combined allowable dilution cap for this company is ______%.

Approval of plans and amendments to plans are examined on an individual basis with each recommendation completed with the pertinent information, such as the type of award(s), the maximum potential dilution and the allowable dilution cap.  The steps in determining if a plan is voted FOR are as follows:

1.  Determine a company’s dilution by taking the number of shares in all existing and proposed plans and divide it by the number of outstanding shares:

# of shares in proposed & existing plans
# of shares outstanding

2.  Determine the companies 3-year growth rate in total shareholder returns (includes increase in the stock price along with any dividends paid to shareholders).

3. Compensation plans will be given tentative approval if they fall within the following dilution guidelines:

3-Year Growth Rate	Allowable Dilution Cap

30% or less	up to 10% dilution
31- 45%	up to 15% dilution
46-60%	up to 20% dilution
61%+	up to 25% dilution

4. Compensation plans that have a history of repricing or replacing of underwater stock options would automatically be voted AGAINST, even if they meet the above criteria.

NonroutineN7

5. A plan will also be voted AGAINST if the proxy and/or annual report do notprovide all the information needed to evaluate the plan, i.e. the number of existingoptions outstanding, the performance of the company, etc.

The types of awards usually given in compensation plans are listed below in order, generally, from least dilutive (incentive) to most dilutive (performance share).  However, this order is subject to change depending upon the particulars of the plan:

-Incentive Stock Option:  Executive receives right to purchase stock at a stipulated price over a specific period of time, in conformance with the Internal Revenue Code.  Grants may not be given at a price less than 100% of fair market value.
-Non Qualified Stock Option:  Executive receives right to purchase stock at a stipulated price over a specific period of time, in conformance with the Internal Revenue Code.  Grants may be given at a price less than 100% of fair market value.
-Stock Appreciation Right (SAR):  Company grants executive the right to any appreciation in the underlying stock over a specific period of time.  SAR value can usually be received in cash and/or stock.
-Restricted Stock:  Executive receives outright grand of shares free or at a discount, but isrestricted from transferring them into his/her name until certain conditions are met, such as remaining employed by the company for a specified time.  If conditions are not met, stock is forfeited.
-Phantom Stock:  Executive receives the appreciation in the book, fair market or formula value of a specified number of shares over a set period of time.
-Performance Unit:  Executive receives a grant of units with an absolute dollar value.  Payout is contingent on meeting stated performance targets  (ROE, ROI, etc.) over a specified time period.  A performance unit can usually be converted into a specified number of shares of stock.
-Performance Share:  Executive receives a grant of shares with payout contingent on meeting stated performance targets (ROE, ROI, etc.) over a specified time period.

NonroutineN8

Nonroutine - Approve/Amend Stock Option Plan -- Insufficient details.

The proposal requests that the Board of Directors be given the authority to grant stock options to employees.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote AGAINST management.

The proxy lacks sufficient information needed for a proper evaluation of the plan.  The proposal allows stock options to be granted, but doesn't inform the shareholder of the type of option, the number of available shares, or the number of shares outstanding.  Therefore, we cannot perform a dilution test.

NonroutineN9

  Nonroutine - Amend Stock Option Plan -- no additional shares

The proposal asks shareholders to approve an amendment to the Stock and Incentive Plan to change the terms of the plan only.

RECOMMENDATION:  Vote FOR this proposal.  This is a vote WITH management.

The amendment would only amend the terms of the existing plan and would not increase the number of authorized shares of common stock available for the plan.  We have already assumed that all of the shares available under the existing plan would be granted.  Therefore, the amendment would not dilute common stock beyond what we already expect.

NonroutineN10

Nonroutine - Accelerate exercise date of options for retiring employees.

The proposal asks shareholders to approve an amendment to the Stock and Incentive Plan granting the plan committee authority to accelerate the exercise date of options held by retiring employees and employees terminated due to company divestitures.

RECOMMENDATION:  Vote FOR this proposal.  This is a vote WITH management.

We have no objection to accelerating options for these two situations.  The amendment would not increase the number of authorized shares of common stock issuable under the plan.  We have already assumed that all of the shares available under the existing plan would be granted and therefore the amendment would not dilute common stock beyond what we already expect.

NonroutineN11

Nonroutine - Amend Executive Incentive Compensation Plan.

This amendment, if approved, would allow the plan to qualify for federal tax deductions.  The 1993 Omnibus Budget Reconciliation Act (OBRA), mandates certain restrictions on the tax deductibility of executive compensation above $1 million.  The law provides exceptions for certain performance-based compensation, including cash bonuses, provided the plan is administered by a compensation committee of two or more outside directors and amendments to the plan are approved by shareholders.

 RECOMMENDATION:  Vote FOR this proposal.  This is a vote WITH management.

Under the terms of the plan, the company links cash payouts to the attainment of preset hurdle rates.  The goals are appropriate.  We support the plan.

NonroutineN12

Nonroutine - Approve Restricted Stock Grant Program.

This proposal seeks shareholder approval of the Restricted Stock Grant Program, which would grant shares from those reserved under the Executive Award Plan.  This plan has been submitted in order to qualify for certain tax deductions granted for "performance-based" compensation under Section 162(m) of the Internal Revenue Code.

RECOMMENDATION:  Vote FOR this proposal.  This is a vote WITH management.

Under the terms of the plan, the company links the granting of awards to the attainment of preset hurdle rates.  The goals are appropriate.  We support the plan.

NonroutineN13

Nonroutine - Approve Non-Employee Directors' Stock Plan.

This plan seeks shareholder approval of the company's Non-Employee Directors' Stock Plan which is designed to provide outside directors with the option of receiving all or a portion of their annual retainer fees in the form of company stock.

RECOMMENDATION:  Vote FOR this proposal.  This is a Vote WITH management.

We feel plans such as the proposed plan are an important and necessary part of a comprehensive director compensation packages. This plan will help the company to  attract and retain qualified, talented individuals to serve as directors.  In addition, this plan will help to better align director interests with shareholder interests.

NonroutineN14

Nonroutine - Approve Non-employee Directors’ Pension Plan.

This proposal requests shareholder approval of a pension plan for non-employee directors.

RECOMMENDATION:  Vote AGAINST on this proposal.  This is a Vote AGAINST management.

The majority of directors on boards serve or have served as executive officers of major companies and undoubtedly receive substantial compensation and retirement plans at their primary places of employment.  This calls into question the benefits of these plans to both shareholders and directors.

Bonus plans are now being adopted by companies to replace pension plans as well as annual grants of stock units, restricted stock, or deferred stock that cannot be exercised until the individual leaves the board.  Other companies compensate for the removal of pension benefits with outright stock grants or cash payments, which have provided shareholders with better information about the value companies place on such benefits.

We believe that this form of compensation for outside directors is excessive, and we prefer to see pension benefits withdrawn.

NonroutineN15

Nonroutine - Amend Directors' Deferred Fee Plan.

Under the terms of the plan, each non-employee director may elect to defer his or her compensation for a specified period of time, or until he or she retires.  The amendment seeks to amend this plan by providing for transactions in the company's common stock.  Directors will now be able to defer receipt of their annual retainer fees by specifying that a portion of the retainer fee be allocated to either a company cash account or stock account.

RECOMMENDATION:  Vote FOR this proposal.  This is a Vote WITH management.

We believe plans such as this one are an essential part of the comprehensive director compensation packages that are needed to attract and retain well qualified, talented individuals to serve on the Board.

NonroutineN16

Nonroutine - Dissolution of cumulative voting

The proposal requests the dissolution of cumulative voting in the election of directors.

RECOMMENDATION: Vote AGAINST this proposal.  This is a Vote AGAINST management.

We believe minority shareholders should receive representation.  Therefore, we do not support management's proposal requesting dissolution of cumulative voting.

Cumulative voting allows stockholders to cast as many votes as equal to the number of shares they own, multiplied by the number of directors to be elected. The stock holder can then cast all of his /her votes for a single candidate, or any two or more as he/she sees fit. The use of cumulative voting enables the holder of a minority of a company's stock to elect one or more directors if they are able to gain sufficient support. For example, a 10-share holder normally casts 10 votes for each of 12 nominees to the board of directors; therefore, he/she has 120 votes. Under the cumulative voting principle he/she may cast 120 (10x12) votes for any one nominee, 60 votes each for two, 40 each for three, or any other distribution he/she chooses. The greater the number of directors to be elected, the lower the level of support needed to elect directors cumulatively.

NonroutineN17

 Nonroutine - Board consideration of constituents.

This proposal would permit the board to consider the effects of its actions on its employees, customers, suppliers, creditors, and local communities, as well as its shareholders.

RECOMMENDATION:  Vote FOR this proposal.  This is a Vote WITH management.

This amendment would apply to board decisions, including those with respect to tender offers, mergers, and business combinations.  Although we feel that consideration should be given to corporate owners that have assumed the investment risk--the shareholders--we also feel that companies should act as responsible corporate citizens in making decisions.  In addition, we feel that it is the responsibility of the appropriate regulatory and legislative bodies to determine which of the constituents should be given primary consideration.

NonroutineN18

Nonroutine - Allotment of unissued shares.

This proposal requests that shareholders give the directors of the company the authority to allot unissued shares.

RECOMMENDATION: Vote FOR this proposal.  This is a Vote WITH management.

The proposal provides authority to directors which is already provided to U.S. company directors without shareholder approval, i.e. the ability to issue additional shares of common stock.  We support this proposal.  Directors must have the ability to issue stock as necessary.

NonroutineN19

 Nonroutine - Authority to issue shares.

This proposal requests that shareholders give the Board the ability to issue the shares authorized.  This authority will expire in one year.

RECOMMENDATION: Vote FOR this proposal.  This is a Vote WITH management.

We have no objection to allowing the Board the ability to issue authorized shares.  The Board requires this flexibility in order to respond to financing and/or expansion needs of the company.  Similar proposals do not appear in proxies of US companies.  Domestic boards are automatically granted this authority to issue authorized shares.

NonroutineN20

Nonroutine - Issue shares without preemptive rights (up to 20%)

The Board seeks authority until the next annual meeting to issue shares equivalent to xx% of the company's issued ordinary share capital in the form of securities free of preemptive rights.

RECOMMENDATION: Vote FOR this proposal.  This is a Vote WITH management.

We believe the Board must have the ability to issue common stock as necessary and they should not be constrained to issue it first to current shareholders.  Current shareholders may always obtain additional shares from the marketplace if they wish to maintain their current relative ownership position.

NonroutineN21

Nonroutine - Authority to allot shares for cash.

This proposal requests that shareholders give the Board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount of  X (approximately  % of the issued share capital of the company).  This will renew the existing authorization and will terminate in one year.

RECOMMENDATION: Vote FOR this proposal.  This is a Vote WITH management.

UK laws require that current shareholders have pre-emptive rights to all newly-issued shares.  We do not feel that pre-emptive rights are necessary; shareholders can always purchase additional shares in the open market if they wish to maintain their relative ownership in a firm.  Therefore, we approve of the authority to allow the Board to allot shares that are not subject to pre-emptive rights measures.

NonroutineN22

Nonroutine - Change company name.

The proposal requests that shareholders approve of modifying the name of the company from (old name) to (new name).  The new name will be used as the primary identification for all business units.  The Board of Directors and management believe the name change will create a more uniform, visible and effective presence in the markets where the company's products and services compete.

RECOMMENDATION: Vote FOR this proposal.  This is a Vote WITH management.

We believe the name of the company can best be determined by management.  Therefore, we have no objection to the proposed name change.

NonroutineN23

Nonroutine - Adjourn meeting.

Management seeks authority to adjourn the meeting if it become necessary to solicit additional votes for a merger agreement.

RECOMMENDATION: Vote FOR this proposal.  This is a Vote WITH management.

If the board believes that the merger agreement will not be approved by the shareholders, they can elect to adjourn the meeting in order to solicit additional votes to approve the merger at a later date. Opponents of this proposal believe that shareholders already have the information they need to make their voting decisions.  Once their votes have been cast, there is no justification to spend extra money to continue pressing shareholders for more votes.  Proponents, however, feel that if the board believes a merger is in the best interests of shareholders, it should have every opportunity to present the details to the shareholders, even if it requires additional time and another vote.  With this additional time, the merger agreement could be enhanced to increase the value to the shareholders, or additional information could be provided to increase the chances for approval.  In the end, shareholders will still have the opportunity to vote on the merger.

We approve giving the board as much time as it feels is necessary to gain sufficient support for a merger, and therefore approve giving the board authority to adjourn a meeting.

NonroutineN24

Nonroutine Antitakeover - Authorize Board to use all outstanding capital.

This item asks shareholders to authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company.

RECOMMENDATION:  Vote FOR this proposal.  This is a Vote WITH management.

Similar to the way U.S. companies use preferred stock, this is a common antitakeover measure in France.  The antitakeover protection may give companies breathing room for making the right choices, not just the expedient ones.  In addition, a large-block holder serves as a monitor of management that may keep the pressure on to ensure good performance, to the benefit of all shareholders.  We approve of such poison pills, especially if they are ratified by shareholders.

NonroutineN25

Nonroutine - Allow board to appoint additional directors between annual meetings.

This proposal would give the board authority to add additional directors between annual meetings without seeking shareholder approval.

RECOMMENDATION:  Vote FOR this proposal.  This is a Vote WITH management.

Allowing the broad the authority to add additional directors, as they deem necessary, provides the board with continuity.  In some cases, it gives the board the flexibility to bring in new members who have time to become familiar with the issues of the company before the existing board member leaves.  We believe this helps ease the transition and provides a more stable board.  In addition, the board can use this flexibility to bring in new members with expertise in particular areas that may be needed by the company.

NonroutineN26

Nonroutine - Approve new class of common/preferred stock.

This proposal requests shareholder approval to create a new class of common/preferred stock.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a Vote AGAINST management.

A corporation’s management team, subject to review by its board of directors, is responsible for the company’s day-to-day operations and strategic planning.  Therefore, management is best suited to judge the corporation’s current and future requirements for raising additional capital and the means for raising such capital.

NonroutineN27

Nonroutine - Approve Recapitalization.

This proposal requests shareholder approval to combine two or more classes of stock into one class.

RECOMMENDATION:  Vote FOR this proposal.  This is a Vote WITH management.

Recapitalizations which combine classes of stock into one class are usually favorable to all shareholders.  Not only do all shareholders receive an equal voice in the management of the company, but there is evidence to believe that stock prices increase as well.  We support such plans, as long as the different classes do not receive fewer right’s under the terms of the new plan than they currently maintain (unless they are adequately compensated with stock or cash).

NonroutineN28

  Nonroutine - Amend stock ownership limitations.

This proposal seeks to clarify or amend ownership limitations to maintain the company’s status as a Real Estate Investment Trust (REIT).

RECOMMENDATION:  Vote FOR this proposal.  This is a Vote WITH management.

REITs have a special tax-exempt status that mandates them to transfer 95% of the profits of the company to its shareholders.  The IRS also requires that REITs place limits on the percentage of common stock that can be held by its majority shareholders.   Current tax laws apply a "5/50 Rule" in determining whether a company will qualify as a REIT. That is, if, during the last half of a taxable year, more than 50 percent of the value of its outstanding stock is owned by five or fewer individual shareholders, a company will not qualify as a REIT.

REITs usually offer these proposals to allow the company to repurchase its shares on the open market without causing any of the shareholders to violate the company's ownership limits.  We support these proposals, because the tax-advantages of maintaining a company’s REIT status are clearly in shareholders’ best interests.

NonroutineN29

  Nonroutine - Extend terms of directors.

This proposal would extend the term that directors serve between elections to the board.

RECOMMENDATION:  Vote FOR this proposal.  This is a Vote WITH management.

The board of directors and management of a company are in the best positions to determine the optimum board structure.  Extending the board terms provides stability and continuity.

NonroutineN30

Nonroutine - Eliminate/Adjust Par Value of Common Stock

This proposal requests shareholder approval to amend the company's charter to reduce par value of the company's stock. Par value represents the maximum responsibility of a shareholder in the event that the company becomes insolvent and the minimum price a shareholder must pay for a single share of common stock.

RECOMMENDATION: Vote FOR this proposal.  This is a Vote WITH management.

Par value places a restriction on the amount of a company's capital that may be paid out to shareholders in the form of dividends.  Reducing par value may increase paid-in capital in excess of par value, which in turn may allow for greater distributions to shareholders.  We believe that adjusting par value is a routine financing decision that warrants shareholders' support.

NonroutineN31

Nonroutine - Declassify the board of directors

This proposal requests shareholder approval to declassify the board of directors.

RECOMMENDATION: Vote FOR this proposal.  This is a Vote WITH management.

A classified board is one in which directors are divided into separate classes--in most instances, three classes--so that one-third of the board (a class) is elected each year for a three-year term.  Classifying the board may deter proxy contests for control because only one-third of the directors stand for election in any one year.

A staggered board system is antitakeover in nature by virtue of the fact that a raider would need at least two years to gain a majority of directors at companies whose board members are elected to staggered three-year terms.  This would delay the raider from finalizing the acquisition, which in turn could prevent shareholders from receiving maximum share appreciation.  Not only does a staggered board entrench management and lengthen the takeover process, it also serves to discourage potential buyers from making an initial bid for the company.  In addition, we feel a staggered board may lead to complacency among its members, which in turn may inhibit optimal corporate performance and maximum share appreciation.  Therefore, we recommend voting for proposals that call for declassifying the board of directors.

NonroutineN32

Nonroutine International - Change date/location of annual meeting.

In some companies, the annual meeting is established at the same date each year (i.e. the first Monday in May).  This proposal gives the Board flexibility to establish another date or location to hold the annual meeting.

RECOMMENDATION:  Vote FOR this proposal.  This is a Vote WITH management.

The board needs to consider several factors when selecting a meeting date, including the individual schedules of directors and executives, the availability of an appropriate location, the need to solicit shareholder approval, and the economical distribution of annual reports and other information.  We approve giving the board this flexibility.

NonroutineN33

Nonroutine International - Authorize issuance of equity or equity-linked securities.

This item is to authorize the issuance of convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities.

RECOMMENDATION:  Vote FOR this proposal.  This is a vote WITH management.

This is a routine request that will have less affect on shareholder dilution than a stock issuance.  The board should have the flexibility to respond to the financing and/or expansion needs of the company.  Therefore, we support this proposal.

NonroutineN34

Nonroutine International - Authorize issuance of bonds.

This proposal requests shareholder approval to issue bonds or subordinated bonds.

RECOMMENDATION:  Vote FOR this proposal.  This is a vote WITH management.

The board should have the flexibility to respond to the financing and/or expansion needs of the company.  Full use of this authorization could potentially increase the debt-to-equity ratio to _____%.  However, French companies generally do not expect to utilize the total amount of issuance power they request.  This is a routine financing request in France.

NonroutineN35

Nonroutine International - Authorize capitalization of reserves for bonus issue or increase in par value.

This proposal requests shareholder approval to increase authorized issued stock by capitalizing various reserves or retained earnings.  Management will then use this capital to increase the par value of the stock or issue a bonus payment to shareholders.

RECOMMENDATION:  Vote FOR this proposal.  This is a vote WITH management.

Under this authorization, shareholders would receive either new shares or a boost in the par value of their shares at no cost.  When the company capitalizes reserves and distributes new shares to shareholders free of charge in a bonus issue, there is no cost for shareholders to maintain their stakes and no risk of dilution.  Bonus issues basically transfer wealth to shareholders and do not impact share value significantly.  The only impact would be a mildly positive one--by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base.

NonroutineN36

Nonroutine International - Increase issued capital for rights issue.

This proposal requests shareholder approval to increase issued capital to offer a rights issue to current registered shareholders.  With a rights issue, shareholders have the option of purchasing additional shares of the company’s stock, often at a discount to market value.

RECOMMENDATION:  Vote FOR this proposal.  This is a vote WITH management.

The company will use the proceeds from the issue to provide additional financing for the company.  Because the shares are being offered at a discount, this offer is very attractive to shareholders.  Considering the positive effects for both the company and participating shareholders, we have no problems with this plan.

NonroutineN37

Nonroutine International - Authorize reissuance of repurchased shares.

This proposal requests shareholder approval for the Board to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.

RECOMMENDATION:  Vote FOR this proposal.  This is a vote WITH management.

The board needs the flexibility to issue shares in order to respond to the financing needs of the company.  Because shareholders had previously authorized issuance of these shares before they were repurchased by the board, we have no objections to this proposal.   Similar proposals do not appear in proxies of US companies.  Domestic boards are automatically granted this authority to issue any authorized shares, regardless of whether they have been repurchased or not.

NonroutineN38

Nonroutine International - Approve retirement bonuses for directors/statutory auditors.

This item requests shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote AGAINST management.

We believe that retirement benefits for employee directors and auditors should be considered by executives and/or the Board as part of an employee’s comprehensive compensation package, rather than left for shareholders to approve upon a director’s or auditor’s retirement.  Although this is a routine request in Japan, we do not support these proposals because they do not contain enough information in order to perform a sufficient analysis.

We believe the benefits of board membership should be determined in advance when a director can still contribute to the growth and management of the company.

NonroutineN39

Nonroutine International - Approve payment to deceased director’s family.

This item requests shareholder approval for the payment of a retirement bonus to the family of a deceased director.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote AGAINST management.

We believe that retirement benefits for employee directors should be considered by executives and/or the Board as part of an employee’s comprehensive compensation package, rather than left for shareholders to approve upon a director’s death.  Although this is a routine request in Japan, we do not support these proposals because they do not contain enough information in order to perform a sufficient analysis.

The merits of this proposal are laudable, but we believe the benefits of board membership should be determined in advance when a director can still contribute to the growth and management of the company.

NonroutineN40

Nonroutine International - Authorize company to engage in transactions with relatedparties.

This proposal requests shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES).

RECOMMENDATION: Vote FOR this proposal.  This is a vote WITH management.

Singapore’s related-party transaction rules are fairly comprehensive, providing shareholders with substantial protection against insider trading abuses.  Therefore, we support this proposal.

NonroutineN41

Nonroutine International - Authorize Board to Denominate Share Capital in Euros.

This proposal requests shareholder approval to authorize the board to denominate all share capital in euros in preparation for (the country) entrance into the European Monetary Union (EMU). The rate of (currency) to euros will be set on Jan. 1, 1999.

RECOMMENDATION: Vote FOR this proposal.  This is a vote WITH management.

Many European companies are taking these steps this proxy season.  Because this amendment is necessary in order for the company to participate in the unified currency, we recommend supporting it.

NonroutineN42

Nonroutine - Approve Granting and Repricing of Stock Options.

This proposal requests shareholder approval for the repricing of options previously granted to various employees of the company.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote AGAINST management.

We do not approve of the repricing of options.  We believe that such a practice may reward poor performance and may serve to lessen the incentive that stock options are supposed to provide.

NonroutineN43

Nonroutine International - Approve Issuance of Equity or Equity-Linked Securities
           Without Preemptive Rights.

This item is to authorize the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities without preemptive rights.

RECOMMENDATION:  Vote FOR this proposal.  This is a Vote WITH management.

We believe that companies should have the flexibility to transact ordinary business (fund compensation plans, for example) without having to incur the extra expense of providing preemptive rights.  However, shareholders suffer dilution as a result of such issuances, therefore, we will support management on issuance requests without preemptive rights for up to 20 percent of the company’s outstanding capital.

NonroutineN44

Nonroutine - Approve Merger Agreement/Reoganization

This proposal requests shareholder approval for the merger agreement between _______ and _______.

RECOMMENDATION: Vote FOR this proposal.  This is a vote WITH management.

This merger will ensure that the new company is stronger and in a better position to take advantage of future business opportunities.  This merger is in the best interest of shareholders.

[If the analyst does not support the merger and this is not in the best interest of the shareholders, a letterhead memo will be produced with a vote AGAINST the proposal and signed by the analyst.]

NonroutineN45

SECTION III

NONROUTINE SHAREHOLDER PROPOSALS

 Nonroutine - Shareholder proposal on outside director retirement.

The proposal requests the Board take the necessary steps so that future outside directors shall not serve on the Board once they retire from their own corporation or organization.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The adoption of the proposal would arbitrarily prevent the company  from using the services of persons who are extremely qualified merely because they have retired from their own firm.

If an outside director retires from his/her firm, he/she should not be removed from the board of the company for this reason alone.  An outside director is elected to and remains on the board because he/she is a competent individual who can help lead the company to profitability.  We do not believe this competence diminishes or vanishes upon retirement from one's own company.

To have board members continually vacate their positions when they retire would place more of an emphasis on finding a replacement rather than running the company.  As a safeguard against outside directors overstaying their time, there are nominating committees which review board candidates and their qualifications annually, as well as mandatory retirement at a certain age, usually 70.

Nonroutine ShareholderS1

Nonroutine - Shareholder proposal on term of outside directors.

The proposal requests the Board take the necessary steps so that future outside directors shall not serve for more than six years.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

Arbitrarily limiting the period of board service would deny the company the benefits of the valuable contributions and judgment of experienced directors.

In voting against this type of proposal, we feel that continuity of service enhances contributions made by non-employee directors, which in turn is beneficial to company profitability and shareholder value.  An arbitrary time limit on board service could detract from the benefits of experience and familiarity with the company.  If a director has served for the specified number of years and provided valuable service, he/she would still have to be removed from the Board on the basis of his/her time having expired, not due to incompetence.  Proposals such as this are not in the best interest of shareholders as they could deny the most qualified individual(s) a position on the Board.  There are safeguards to keep directors from overstaying their time, such as the nominating committee which reviews qualifications annually, as well as a mandatory retirement age, usually 70.

Nonroutine ShareholderS2

Nonroutine - Shareholder proposal on annual election of directors (repeal of classified boards).

This proposal requests that classified boards be repealed so that all directors are elected annually.

RECOMMENDATION:  Vote FOR this proposal.  This is a vote AGAINST management.

A classified board is one in which directors are divided into separate classes--in most instances, three classes--so that one-third of the board (a class) is elected each year for a three-year term. Classified boards deter proxy contests for control because only one-third of the directors stand for election in any one year.

Staggered board systems are antitakeover in nature by virtue of the fact that a raider needs at least two years to gain a majority of directors at companies whose board members are elected to staggered three-year terms.  This delays the raider from finalizing the acquisition, which in turn could prevent shareholders from receiving maximum share appreciation.  Not only does a staggered board entrench management and lengthen the takeover process, it also serves to discourage potential buyers from making an initial bid for the company.  In addition, we feel a staggered board may lead to complacency among its members, which in turn may inhibit optimal corporate performance and maximum share appreciation.  Therefore, we recommend voting for shareholder proposals calling for the elimination of classified boards.

Nonroutine ShareholderS3

Nonroutine - Shareholder proposal regarding director attendance.

This proposal requests that the company publish a yearly report on the attendance of each Board member at the meetings called.

RECOMMENDATION: Vote AGAINST this proposal.  This is a Vote WITH management.

In compliance with SEC regulations, the company already discloses the names of directors who attend less than 75% of all meetings.  Moreover, a director's contribution cannot be judged solely by his or her attendance record.  There are opportunities outside of regularly scheduled meetings for director-management interaction which may be as significant as the time spent in meetings.

Nonroutine ShareholderS4

Nonroutine - Shareholder proposal on stock ownership by directors.

This proposal requests that each director, before qualifying as a director and at all times while serving as a director, shall own a minimum amount of the company's common and/or preferred stock.  In addition, each director must sign an agreement to hold this minimum amount for at least one year after his or her term expires.

RECOMMENDATION: Vote AGAINST this proposal.  This is a Vote WITH management.

Each director should be selected and nominated on the basis of individual qualifications and past performance without regard to stock ownership.  This proposal would inhibit the company's ability to select and retain outstanding individuals as directors.

Directors should be chosen on their merits alone.  The primary function of a director is to see that the company is operated as profitably as possible, thereby acting in the best interest of shareholders.

These people were chosen as directors based on their expertise, experience and knowledge, not on their personal investment activities.  It would be unfair and inaccurate to assume that directors would not act on behalf of shareholders simply because they themselves do not own company stock.  In addition, placing this restriction on potential board members may hinder the selection of the most qualified individuals and, therefore, be counterproductive.

Nonroutine ShareholderS5

Nonroutine - Shareholder proposal on disclosure of compensation.

The proposal requests that the Board disclose the name, title, and compensation of each individual executive officer who receives cash compensation in excess of $100,000.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The company already complies with the applicable law regarding disclosure of compensation, which includes the disclosure of the company's five highest paid executives.  We feel that additional disclosure would be an improper violation of privacy and of minimal value to shareholders.

The proxy statement provides individual compensation data on the company's five highest paid executives, plus gross amounts for all corporate officers as a group.  This disclosure is in compliance with SEC regulations.

Further, a threshold of $100,000 is arbitrary and we do not know what this additional information would provide for analysis purposes.  In addition, many companies do not have contractual arrangements with executive officers.  When they do, they are disclosed as required under the applicable SEC proxy rules.

Nonroutine ShareholderS6

Nonroutine - Shareholder proposal to compensate directors solely in stock.

This proposal requests that the company give each of its directors ______ shares of company stock as their only compensation for board service.  The proponent argues that such compensation would align the interests of management and shareholders.

RECOMMENDATION: Vote AGAINST this proposal.  This is a Vote WITH management.

A director's investment in the company is a critical factor in evaluation of his candidacy.  However, the appropriate ownership level depends on the individual director's own financial circumstances.  Moreover, we believe this proposal's rigid standards for compensating directors would limit the company's ability to attract and retain talented executives.  The compensation committee should not be constrained by fixed formulas, but should instead have the flexibility to make an appropriate award based on continually changing circumstances affecting the company.

(S7a)  Nonroutine - Shareholder proposal to compensate directors in stock.

This proposal requests that the company give each of its directors 50% of more of their compensation in shares of company stock.  The proponent argues that such compensation would align the interests of management and shareholders.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

A director's investment in the company is a critical factor in evaluation of his or her candidacy.  However, the appropriate ownership level depends on the individual director's own financial circumstances.  Moreover, we believe this proposal's rigid standards for compensating directors would limit the company's ability to attract and retain talented executives.  The compensation committee should not be constrained by fixed formulas, but should instead have the flexibility to make an appropriate award based on continually changing circumstances affecting the company.

Nonroutine ShareholderS7

Nonroutine - Shareholder proposal to review and report on executive compensation.

This proposal requests that the company review executive compensation packages, concentrating on ways in which executive compensation can be more closely linked to financial, environmental, and social performance.  The proponent is also requesting a study and description of the environmental and social criteria the company should take into account, such as environmental performance standards, environmental lawsuits, violations, penalties, and independent environmental audits.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

The company has already undertaken a number of steps designed to more closely link executive pay with company performance and individual performance goals.  Furthermore, the company has implemented policies designed to ensure that environmental and social concerns are integrated into the company's business decisions.  Lastly, because the information requested in this proposal can be found in the company's Compensation Committee Report, we feel that providing an additional report would be redundant.

Nonroutine ShareholderS8

Nonroutine - Shareholder proposal regarding the holding of more than one position.

This proposal requests that the company adopt a policy that would prohibit anyone from holding more than one position simultaneously.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

Adopting this proposal could prevent qualified individuals from holding a certain position when, in fact, this may be in the best interest of the company and the shareholders.  We feel that shareholders are not in a position to determine the segregation of duties.  The Board of Directors is more qualified to evaluate candidates and utilize each position as they see fit.

The most common dual role within the executive ranks is that of Chairman and CEO of a company.  Institutional Shareholder Services (ISS) notes that of the S & P 500 companies, 389 CEO's also serve as Chairman of the Board.  One of the Board's responsibilities is to monitor the management of the company.  Granted, a Chairman who serves the dual role of CEO cannot possibly monitor himself.  However, chairmen, generally, do not have powers over other Board members simply because they chair Board meetings.  Furthermore, a CEO also serving on the Board is a very valuable contributor in another of the Board's responsibilities, that of planning the overall strategic direction of the company.

Although there is the potential for a conflict of interest under this particular structure, there is little indication of abuse.  In addition, a strong argument can be made for the benefits to shareholders value.

Nonroutine ShareholderS9

Nonroutine - Shareholder proposal to limit executives' compensation.

The proposal requests that the Board voluntarily cap the total pay and other compensation of its executive officers to no more than  X  times the pay of the average employee of the company.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The proposal would apply rigid standards and limit the company's ability to attract and retain talented executives.  The compensation committee should not be constrained by fixed formulas, but should instead have the flexibility to make an appropriate award based on continually changing circumstances affecting the company.

(S10a) Nonroutine - Shareholder proposal to limit executives' compensation.

The proposal requests that the Board discontinue the use of all stock-based awards upon termination of existing agreements with management and directors.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The proposal would limit the company's ability to attract and retain talented executives.  The compensation committee should have the flexibility to make an appropriate awards based on continually changing circumstances affecting the company.

(S10b) Nonroutine - Shareholder proposal to limit executives' compensation.

The proposal requests that the Board provide that all bonuses in excess of $30,000 be approved by shareholders.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

This proposal would considerably restrict the use of performance-based awards.  In addition, the proposal would limit the company's ability to attract and retain talented executives.  The compensation committee should have the flexibility to make an appropriate award based on continually changing circumstances affecting the company.

Nonroutine ShareholderS10

Nonroutine - Shareholder proposal regarding director independence.

The proposal requests that the Board of Directors should consist of a majority of independent directors.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

While we oppose proposals which would require that a board consist of a majority of independent directors, we may support proposals which call for some independent positions on the board.

Nonroutine ShareholderS11

Nonroutine - Shareholder proposal regarding independent nominating committee.

The proposal requests that shareholders approve of requiring the company to establish a nominating committee composed solely of independent directors.

RECOMMENDATION: Vote FOR this proposal.  This is a vote AGAINST management.

We feel that a nominating committee which is composed of independent individuals can help to ensure that the directors are nominated based upon objective reasons.  A nominating committee comprised of independent individuals can serve as a conduit for shareholder input into the nominating process.

Nonroutine ShareholderS12

Nonroutine - Shareholder proposal regarding women on the Board.

The proposal requests that the Nominating Committee of the Board of Directors make a greater effort to review women and minority candidates for nomination to the Board.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The Board of Directors of this company believes (as we do) in nominating for membership those persons who demonstrate the highest degree of knowledge, competency, and desire, regardless of race, creed, color, sex, or national origin.  We believe that the Board should continue its practice of seeking the most highly qualified individuals to serve on the Board rather than dictating that gender be a primary criterion.

Nonroutine ShareholderS13

Nonroutine - Shareholder proposal regarding union representation on the Board.

The proposal asks shareholders to declare that union representation on the Board of Directors would be a step toward improving employee relations and achieving the common business objectives of the company.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

We feel that the interests of the shareholders would not be served by the election of directors identified as representatives of special interest groups.  The directors' duty is to administer corporate affairs for the good of all the shareholders.  A director from a special interest group may be more concerned with the welfare of a minority group of shareholders rather than the best interest of all shareholders.

Nonroutine ShareholderS14

Nonroutine - Shareholder proposal to opt out of Delaware takeover statute

The proposal requests that the Board of Directors adopt a by-law amendment requiring the company to opt out of the Delaware takeover statute..

RECOMMENDATION: Vote FOR this proposal.  This is a vote AGAINST management.

We usually support by-law amendments requiring a company to opt out of the Delaware takeover statute because it is undemocratic and contrary to the principle that shareholders should have the final decision on merger and acquisition.

Nonroutine ShareholderS15

Nonroutine - Shareholder proposal to put all director candidates on the proxy ballot.

The proposal requests that the Board of Directors ensure that all qualified candidates for the Board have their name placed on the proxy to be voted on by the shareholders of the corporation.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

A shareholder wishing to propose the nomination of an individual for election to the company's Board of Directors can submit his or her recommendation to the Human Resources Committee of the company.  The qualifications of any such candidate will be weighed by the committee in making its decision.  It is the committee's responsibility to provide, through the nomination process, the balance of member qualifications needed to assure an effective, well-rounded Board of Directors.

Nonroutine ShareholderS16

Nonroutine - Shareholder proposal regarding board nominee statement for candidacy.

The proposal requests that each candidate for the Board of Directors briefly state his or her vision for the corporation, and why their candidacy merits support.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

We feel that the nominations for a seat on the Board of Directors can best be determined by the company.  Qualifications and experience of a prospective board member are carefully researched and considered before a person is nominated.  In addition, the proposal may deter qualified individuals from standing for election.

Nonroutine ShareholderS17

Nonroutine - Shareholder proposal on approval of severance agreements.

This proposal recommends that the Board of Directors adopt a policy against awarding compensation contingent upon a change in control (a golden parachute), unless first approved by a majority of shareholders present and voting.

RECOMMENDATION: Vote FOR this proposal.  This is a vote AGAINST management.

We generally oppose golden parachutes, as they tend to be excessive and self-serving, and we favor proposals which require shareholder approval of golden parachutes and similar arrangements.

Nonroutine ShareholderS18

Nonroutine - Shareholder proposal on providing an opposition slate of directors.

This proposal asks management to adopt a resolution requiring that the company's nominating committee select two candidates for each directorship to be filled by shareholders at annual meetings.  The proposal would also require a statement from each candidate explaining why he/she ought to be elected. The intent of this request is provide shareholders with a means of bringing about director turnovers should shareholders become dissatisfied with the performance of current directors.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

It is the responsibility of the nominating committee to identify candidates for the board who share the interests of the company and its shareholders.  In an effort to fulfill this responsibility, the nominating committee does annual reviews of both existing board members and other possible candidates, and then selects only the most qualified of the potential candidates to stand for election.  We feel that increasing the number of candidates in the election of directors will not result in a higher quality board, but may, in fact, decrease the quality of  board.  We recommend voting against this proposal.

Nonroutine ShareholderS19

Nonroutine - Shareholder proposal to eliminate non-employee director retirement plans.

This proposal asks that the pension plans for non-employee directors be eliminated.

RECOMMENDATION:  Vote FOR on this proposal.  This is a vote AGAINST management.

The majority of directors on boards serve or have served as executive officers of major companies and undoubtedly receive substantial compensation and retirement plans at their primary places of employment.  This calls into question the benefits of these plans to both shareholders and directors.

Bonus plans are now being adopted by companies to replace pension plans as well as annual grants of stock units, restricted stock, or deferred stock that cannot be exercised until the individual leaves the board.  Other companies compensate for the removal of pension benefits with outright stock grants or cash payments, which have provided shareholders with better information about the value companies place on such benefits.

We believe that this form of compensation for outside directors is excessive, and we prefer to see pension benefits withdrawn.

Nonroutine ShareholderS20

Nonroutine - Shareholder proposal on rotation of meeting sites.

This proposal requests that the annual meeting site be rotated each year among cities where a large percentage of shareholders reside, and/or where the company maintains prominent facilities.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

We feel that the Board should be free to consider all appropriate locations, including its own facilities, for meeting sites.  Often, this decision is based upon accessibility of the area, availability of facilities, and costs at each location.

Nonroutine ShareholderS21

Nonroutine - Shareholder proposal on annual meeting date.

This proposal requests the Board hold the annual meeting on the same specific date each year.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

It is important that the Board have flexibility in setting the annual meeting date so that it can consider several factors including the individual schedules of company executives, the availability of an appropriate location, the need to solicit shareholder approval, and the economical distribution of annual reports and other information.

Nonroutine ShareholderS22

 Nonroutine - Shareholder proposal regarding greenmail payments.

This proposal would not allow the corporation to acquire any voting securities from any person or group at a price above the average market price unless the same offer is made to all holders of securities of such class.  This provision shall not apply to any acquisition approved by a majority vote of shareholders.

RECOMMENDATION: Vote FOR this proposal.  This is a vote AGAINST management.

We oppose the practice of making greenmail payments because they damage the corporation's finances and treat shareholders unequally.  Greenmail payments can result in substantial benefits to a single shareholder at the expense of all other shareholders.

Greenmail is the practice of accumulating a sizable block of stock in a company and then selling the stock back to the company, usually at an above-market price, in exchange for agreeing not to attempt to take control of the company for a lengthy period of time.

This proposal typically calls for an amendment to the certificate of incorporation that requires stockholder approval before a company can buy shares of its own common at a premium from beneficial owners of a specified percentage of common stock (usually 2% or more) unless certain conditions are met.  By ratifying this amendment, the corporation is taking measures to: 1) act in the best interest of all shareholders and 2) see that all shareholders are treated equally.

Nonroutine ShareholderS23

Nonroutine - Shareholder proposal requesting cumulative voting.

The proposal requests the Board take the steps necessary to provide for cumulative voting in the election of directors.

RECOMMENDATION: Vote FOR this proposal.  This is a vote AGAINST management.

Cumulative voting allows stockholders to cast as many votes as equal the number of shares they own, multiplied by the number of directors to be elected.  The stockholder can then cast all of his/her votes for a single candidate, or any two or more as he/she sees fit.  The use of cumulative voting enables the holders of a minority of a company's stock to elect one or more directors if they are able to gain sufficient support.  For example, a 10-share holder normally casts 10 votes for each of 12 nominees to the board of directors; therefore, he/she has 120 votes.  Under the cumulative voting principle he/she may cast 120 (10x12) votes for any one nominee, 60 votes each for two, 40 each for three, or any other distribution he/she chooses.  The greater the number of directors to be elected, the lower the level of support needed to elect directors cumulatively.

Cumulative voting is a method by which nominees of minority shareholder groups may be elected.

Nonroutine ShareholderS24

Nonroutine - Shareholder proposal regarding preemptive rights.

The proposal requests the Board take the steps necessary to restore limited preemptive rights to the shareholders.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

We believe that preemptive rights restrict corporate financing, are an unnecessary expense, and create an administrative burden.

Preemptive rights permit current shareholders to purchase new shares offered by corporations in which they own stock before public sales begin.  Essentially, preemptive rights give the shareholder the right to maintain his/her percentage interest in a corporation by requiring the corporation to offer to him/her the opportunity of buying his/her proportion of shares in a new issue before others can buy.

However, if the board were to allow current shareholders the right to first purchase, the board may be prevented from raising capital in a timely manner and receiving favorable terms.  For example, if a potential investment arose that would benefit the shareholders only if the company acted quickly in raising capital, the company may not be able to act quickly enough to secure favorable terms if it had to go through the lengthy and time- consuming process of contacting and offering current shareholders the right to purchase company stock before this stock could be used for financing activities.  Another possibility is that the board may have to make an offering far above what is actually needed, just to meet the preemptive rights requirement.  This results in an inefficient use of funds, and may ultimately hurt stock performance.

Nonroutine ShareholderS25

 Nonroutine - Shareholder proposal to eliminate shareholder rights plans (poison pills).

This proposal asks that the company's current shareholder rights plan either be rescinded or put to a shareholder vote.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management

We believe that poison pills force uninvited bidders to negotiate with the board.  These negotiations allow time for the company to maximize value for shareholders by forcing a higher premium out of a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value.  Despite the potential benefits of poison pills, however, we do believe that companies should submit their poison pills for shareholder ratification.

In total, while we approve of submitting poison pills to a shareholder vote, we cannot support this proposal due to its additional component of eliminating the poison pill.

Nonroutine ShareholderS26

Nonroutine - Shareholder proposal to submit shareholder rights plans (poison pills) for shareholder ratification.

This proposal requests that shareholders ratify any company poison pill plans.

RECOMMENDATION:  Vote FOR this proposal.  This is a vote AGAINST management.

Although we support the use of poison pills for antitakeover protection, we also believe that companies should submit their plans for shareholder approval.

Nonroutine ShareholderS27

Nonroutine - Shareholder proposal to lower shareholder vote requirement in existing fair price provisions to a simple majority.

This proposal requests reducing the vote requirement for negating fair price provisions from 80% to a simple majority.

RECOMMENDATION:  Vote FOR this proposal.  This is a vote AGAINST management.

Although we support the use of fair price provisions for antitakeover protection, we also believe that shareholders should be able to negate such provisions by a simple majority vote of the disinterested shares.  This serves in the best interest of shareholders should they wish to approve a business combination with another entity.

Nonroutine ShareholderS28

Nonroutine - Shareholder proposal to require shareholder approval before implementing blocking preferred stock.

This proposal asks shareholders to approve management’s use of blocking preferred stock as an antitakeover device.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

Blocking preferred stock is a necessary component required by management to implement a poison pill.   Boards are empowered to authorize the issuance of preferred stock in one or more series.  The board could fix the various rights and privileges of the shares, including the voting rights.  In the event of a proposed takeover which the board opposed, it would be possible to authorize the issuance of a series of preferred stock with rights and preferences specifically intended to impede the attempted takeover.

This protection gives companies breathing room for making the right choices in the event of a possible takeover, not just the expedient ones.  In addition, a large-block holder serves as a monitor of management that may keep the pressure on to ensure good performance, to the benefit of all shareholders.

Nonroutine ShareholderS29

Nonroutine - Shareholder proposal to allow or simplify shareholder action by written consent.

The amendment would allow shareholders to submit proposals for changes in governance without holding a meeting.

RECOMMENDATION: Vote FOR this proposal.  This is a vote AGAINST management.

Written consent allows shareholders to vote for proposals on a solicited proxy card.  These proxy cards are not necessarily issued by the board, but may be from an opponent, raider, etc.

The business corporation statutes of some states permit shareholders to act by written consent without a meeting, unless the company's charter or bylaws restrict or prohibit such action.  Usually the holders of written consents must have the consent to act from the same number of shares that would be required to take a proposed action if a meeting were held.  The ability to act through written consent enables shareholders to replace a company's board, amend the bylaws or take other action to effect a change in control without having to call a special meeting or wait for the annual meeting.  Charter or bylaw amendments to prohibit shareholders from acting by written consent, or to require unanimous consent for such action, limit shareholder opportunities to act quickly to change control or to take other actions that could facilitate a change in control.

In recommending this proposal, we feel that allowing or simplifying action by written consent is in the best interest of shareholders.  Action by written consent gives shareholders an opportunity to act expediently upon any important issues which could enhance or diminish share value, such as a proposed takeover or merger.  In situations that allow only the Board and certain executive officers to call a stockholders' meeting, shareholders are at quite a disadvantage; they must wait until the next annual meeting to raise their concerns.

Nonroutine ShareholderS30

Nonroutine - Shareholder proposal on a confidential ballot.

This proposal requests the Board take certain steps to ensure that all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law.

RECOMMENDATION: Vote FOR this proposal.  This is a vote AGAINST management.

The secret ballot is fundamental to the American political system because it ensures that voters are not subjected to actual or perceived unwarranted pressure with regard to their votes.  We feel a confidential ballot would relieve shareholders of these pressures and would allow them to vote without fear of negative consequences.  The cost of such a program would be minimal.

Confidential voting would eliminate the threat of management coercion and retaliation, whether perceived or real, and result in shareholders casting ballots on the merits alone of each proposal.  Shareholders would not have to be concerned with the loss of an information source or the loss of business.

Confidential voting promotes the duty of loyalty by eliminating conflict-of-interest voting when dual business relationships are held with the company, allowing votes to be cast in the best interests of the beneficiaries.

Confidential voting would eliminate management's current unfair advantage of knowing and re-soliciting shareholder votes before the meeting date, something shareholders currently are not able to do.  Both sides would have equal information.

Confidential voting would encourage Employee Stock Ownership Plan (ESOP) participants to vote in their own best interests with no fear of negative consequences such as job loss or demotion.

Confidential voting would result in a higher vote count (Chemical Bank's reason for adopting the proposal).

Confidential voting would result in fewer management re-solicitation phone calls to institutional money managers.

Confidential voting would support a basic tenet of the American political system, the right to a secret ballot.

Nonroutine ShareholderS31

Nonroutine - Shareholder proposal on supermajority vote requirement.

This proposal asks that the company repeal the supermajority vote requirement needed to alter the structure of the board.

RECOMMENDATION: Vote FOR this proposal.  This is a vote AGAINST management.

Supermajority provisions in a company's charter or bylaws set a level of approval for specified actions that is higher than the minimum set by state law.  Supermajority rules are most frequently based on total shares outstanding, not those represented in person or by proxy at an annual or special shareholder meeting, thereby making action that requires supermajority approval extremely difficult.

We view the required supermajority as having antitakeover implications and recommend reducing the supermajority figure to a simple majority (51%).  Required supermajority rules could lead to entrenchment of management because the number of shares represented in person or by proxy at these meetings does not usually exceed 80%.  In the event of a possible merger, often times the interested third party does not get to vote his/her shares.  Also, as the size of the interested third party's holdings increase, the fewer the number of outstanding shares it takes to defeat the merger proposal (usually management's shares).

Knowing that a supermajority bylaw is in place for a particular company, a third party may not make an offer, even if it is equitable, which results in depriving shareholders of a potential premium/profit.

Nonroutine ShareholderS32

Nonroutine - Shareholder proposal regarding equal access to proxies.

This proposal requests that the company allow shareholder opinions in its proxy statement and any other statements with respect to any issue including candidates for director.  These shareholder views will receive equal space and treatment, and may be presented by any shareholder or shareholder group with beneficial ownership of at least $1,000,000 (market value) in company stock.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The company complies fully with existing proxy regulations set forth by the SEC.  Also, adoption of this new format could result in lengthy and unintelligible proxy statements and shareholder confusion.

We feel that unrestricted access to include resolutions in proxy statements could create confusion and possibly lead to misunderstandings among shareholders which could be reflected in their votes.  Current SEC procedures are in place to provide clear and valuable information to shareholders on proxy statements.  Further, it is not apparent that unrestricted access to proxy material will enhance corporate profitability and shareholder value.

Nonroutine ShareholderS33

Nonroutine - Shareholder proposal on political contributions.

The proposal requests that the Board publish in certain newspapers a statement of each contribution made by the company, either directly or indirectly, to a political campaign, political party, referendum, citizens' initiative, or any attempts to influence legislation.  Dates, amounts, and recipients must be listed.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

Legislation and government policies impact the company's business in countless ways; so, corporate funds must be used to monitor these activities.  However, the above requested information is already available to the public upon request from the Federal Election Commission in Washington.

The company already complies with laws that prohibit corporate contributions in federal and some state and local elections; however, the company has established Political Action Committees (PACs) where participation is voluntary.  These PACs comply fully with strict federal and state election laws as well as disclose contributions made to whom and for how much.  This data is available to the public via the Federal Election Commission in Washington D.C..  Also, publishing this data for shareholders would be expensive, redundant and would not enhance shareholder value.

Nonroutine ShareholderS34

Nonroutine - Shareholder proposal on charitable contributions.

This proposal is requesting that the company attach a report concerning its charitable contributions to the proxy statements for the company's next annual meeting.  It also requests that the company shall not give any contributions to charitable, educational or similar organizations except in direct furtherance of the company's business interests.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The company currently complies with all federal and state regulations that require disclosure of charitable contributions for public scrutiny.  We do not see how an additional report on the company's charitable contributions will benefit shareholders.  Therefore, we consider the publication and distribution of the proposed report an unnecessary cost.

By contributing to community organizations, the company is acting as a responsible corporate citizen.  These contributions benefit the society in which the company operates and, therefore, benefit the company as well.

Nonroutine ShareholderS35

Nonroutine - Shareholder proposal on government service.

This proposal requests that the company furnish a list of high-ranking employees who served in any governmental capacities over the last five years.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The company already complies with the limitations and restrictions imposed by federal, state, and local laws which deal with the employment of former government employees in occupations related to their government service.  Also, furnishing such a list would be nearly impossible and would be expensive and time-consuming.

To compile and provide a list of high-ranking company officials who have served in government office during the past five years would not provide any economic value to shareholders.  The company already complies with federal, state and local limitations and restrictions pertaining to employment of former government employees in positions related to their government service.  Also, scrutinizing this particular area of work experience could hamper attracting and retaining qualified employees which would be a disservice to the shareholders.

Nonroutine ShareholderS36

Nonroutine - Shareholder proposal on political non-partisanship.

This proposal requests the company avoid certain practices which might appear to coerce employees to make political contributions against their personal inclinations.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

Current federal and state laws already limit and define the scope of corporate involvement in politics to assure neutrality.  Further, this proposal could inhibit an employee's ability to support political parties or candidates of his/her choice.

The company fully complies with federal and state laws that prevent the coercion of employees to make political contributions or join a political party against their will.  As a corporate citizen, the company is entitled to political beliefs that it feels will benefit the company.  Expression of these beliefs within legal limits is not harmful and may provide an avenue for individuals to express their political views.

Nonroutine ShareholderS37

Nonroutine - Shareholder proposal regarding capital flight.

This proposal addresses the problem of capital flight from lesser-developed countries by requesting that the company report total bank liabilities by country, report policies instituted to prevent any capital flight, and develop policies to prevent the bank from receiving unlawful capital flight.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

Capital outflows are the result of a country's fiscal and monetary policies that jeopardize local investment.  Therefore, the only effective solution is in the implementation of sound economic policies and structural reform.  We believe that the measures called for here would do little to alleviate the problem.

Capital flight is the international transfer of funds to escape domestic taxation, inflation, political instability, devaluation, or any other unfavorable circumstances.  Capital flight may cause balance of payment problems since it can deplete domestic reserves.

Sometimes investors will invest funds outside their native country to achieve higher returns and diversification.  The most reasonable and realistic solution to the problem of capital flight is the implementation of sound economic policies by the governments of the countries involved.

Nonroutine ShareholderS38

Nonroutine -  Shareholder proposal on the MacBride Principles.

The proposal requests the company implement and/or increase activity on each of the nine MacBride Principles.  These Principles relate to the abolition of discrimination in Northern Ireland based on religious, political, or ethnic reasons.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The company fully complies with the Fair Employment (Northern Ireland) Act of 1989 which makes political and religious discrimination unlawful and requires private employers to register with the Fair Employment Commission to monitor and review regularly employment practices in the manner detailed in the Code of Practice, to create a neutral working environment, and to take corrective action when necessary.  In addition, the company already bases hiring decisions solely on the merits and qualifications of candidates.

The MacBride Principles:
1) Increase the representation of individuals from under-represented religious groups in the work force including managerial, supervisory, administrative, clerical and technical jobs.
2) Adequate security for the protection of minority employees both at the workplace and     while traveling to and from work.
3) The banning of provocative religious or political emblems from the workplace.
4) All job openings should be publicly advertised and special recruitment efforts should    be made to attract applicants from under-represented religious groups.
5) Layoff, recall and termination procedures should not favor particular religious groupings.
6) The abolition of job reservations, apprenticeship restrictions and differential employment criteria which discriminate on the basis of religion or ethnic origin.
7) The development of training programs that will prepare substantial numbers of current minority employees for skilled jobs, including the expansion of existing programs and the creation of new programs to train, upgrade and improve the skills of minority employees.
8) The establishment of procedures to assess, identify and actively recruit minority employees with potential for further advancement.
9) The appointment of a senior management staff member to oversee the company's affirmative action efforts and the establishment of timetables to carry out affirmative action principles.

A central overtone to the MacBride principles is the call for more representation of religious minorities in the workplace.  This would result in an employee having to provide personal religious information to the company and hiring decisions made based upon this information.

Nonroutine ShareholderS39

Nonroutine -  Shareholder proposal regarding SDI.

The proposal requests that the company publish certain information concerning its policies and finances regarding the development of space weaponry.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

Shareholder proposals are an inappropriate means by which to debate national defense policy.  This should be addressed through governmental officials who are accountable to the electorate.  If the company has a legitimate, legal business opportunity (SDI contracts) which can increase profitability and enhance shareholder value, it is obligated to pursue the venture.  The company's first priority is to increase shareholder wealth through profitable business ventures, not to be a forum for individual political views.

The company is a contractor for the Department of Defense and is engaged in various types of research and development for Strategic Defense Initiative (SDI) weapons.  The shareholders object to the company engaging in this type of work because they: 1) question the morality of involvement in the development of space weapons and 2) are concerned about the company's dependency on military contracts in light of the possibility of a slowdown in defense spending.

The proposal calls for the company to issue a report to the shareholders regarding the company's views on space weaponization and how financially dependent the company is on defense spending.

The issue in this proposal is one of government policy rather than corporate profitability and should not be debated under the guise of a proxy issue.  If the company has a legitimate, legal business opportunity (SDI contracts) which can increase profitability and enhance shareholder value, it is obligated to pursue the venture.  After all, the company's first priority is to increase shareholder wealth through profitable business ventures, not to be a forum for individual political views.

Nonroutine ShareholderS40

Nonroutine - Shareholder proposal regarding economic conversion.

This proposal requests the Board report within one year on plans for "economic conversion," the planned transfer of productive resources from defense-related contracts to other operations.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

We believe that it is the responsibility of the United States Government to determine which programs are necessary for an effective defense.  This issue should be addressed through governmental officials who are accountable to the electorate.  If the company has a legitimate, legal business opportunity (defense contracts) which can increase profitability and enhance shareholder value, it is obligated to pursue the venture.  The company's first priority is to increase shareholder wealth through profitable business ventures, not to be a forum for individual political views.

This proposal is an attempt to have the company reduce its dependency on weapons contracts and convert its facilities to emphasize "more stable," non-defense related operations.  The shareholders: 1) question the morality of involvement in the development of weapons and 2) are concerned about the company's dependency on military contracts in light of the possibility of a slowdown in defense spending.

The issue in this proposal is one of government policy rather than corporate profitability and should not be debated under the guise of a proxy issue.  If the company has a legitimate, legal business opportunity (defense contracts) which can increase profitability and enhance shareholder value, it is obligated to pursue the venture.  After all, the company's first priority is to increase shareholder wealth through profitable business ventures, not to be a forum for individual political views.

Nonroutine ShareholderS41

Nonroutine - Shareholder proposal regarding lending to Chile.

This proposal requests the Board prohibit further lending to the government of Chile until the country is restored to a democratic form of government with full political rights for its citizens.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

Although we may not philosophically support the Chilean system of government, the extension of credit to this country can lead to the kind of economic progress that frequently results in social and political change.  This act of extending credit to a foreign government does not imply an endorsement of its policies.  We believe it best that the company continue evaluating loan requests based on the creditworthiness of the prospective borrower.

Nonroutine ShareholderS42

Nonroutine - Shareholder proposal on Third World conservation.

This proposal requests that the company develop a policy to encourage management and long term development of natural resources in the Third World, particularly through the use of "debt for conservation" and "debt for development" exchanges.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The Corporation has supported sound economic reforms through such measures as reduced interest charges and lengthened repayment schedules; however, we do not feel the Corporation has the ability to determine what is best for a specific country in terms of natural resource and agricultural policy.  This should be addressed through local governmental agencies and specialized multilateral lenders, such as the World Bank.

Nonroutine ShareholderS43

Nonroutine - Shareholder proposal on animal testing.

The proposal requests that the Board disclose certain information annually on animal testing with the goal of reducing and eliminating such experiments.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The company does no more testing than the law and/or common sense requires.  However, the company will not put humans at unnecessary risk through failure to do appropriate animal testing.  Also, the U.S. Food and Drug Administration has stated that, at the present time, there are no acceptable alternatives to animal testing.

Nonroutine ShareholderS44

Nonroutine - Shareholder proposal regarding abortion.

This proposal requests that the Board eliminate, to the fullest extent permitted by law, all financial support for abortions and abortion-related services and research.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The company's position on this issue is to maintain strict neutrality.  However, selective withholding of benefits for an accepted medical procedure is not a neutral position and may constitute a violation of the Pregnancy Discrimination Act.  In addition, the company does not specifically support organizations that are either pro-abortion or anti-abortion.  Corporate charitable contributions are given to hospitals, universities, and other reputable charities on an unrestricted basis.  The acceptance of this proposal would restrict such contributions.

Nonroutine ShareholderS45

 Nonroutine - Shareholder proposal on Delaware antitakeover law.

This proposal calls for the corporation, which is incorporated in Delaware, to no longer be governed by Article 203 of the General Corporation Law of the State of Delaware.

RECOMMENDATION: Vote FOR this proposal.  This is a vote AGAINST management.

According to this law, a business combination must be approved by:  a) the board, prior to a stockholder acquiring 15% of the firm's outstanding stock, or b) the board and 66% of the outstanding voting stock, not including the acquirer's shares.  This law removes the right from shareholders to decide for themselves whether to accept or reject a merger or tender offer; essentially, the board, rather than the shareholders, has the final say.  We feel this legislation has antitakeover implications and that the decision to realize an immediate return on an investment or wait for a long-term gain is for the shareholders to make.

Nonroutine ShareholderS46

Nonroutine - Shareholder proposal on political action committees.

This proposal calls for the board to issue a report on its political contributions to congressional candidates by the PAC(s) whose expenses the company helps defray.  The proposal also calls for the company to make a statement in favor of the passage of legislation to reduce the role of PACs in political campaigns.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

Political action committees comprised of company employees donate their own funds, not those of the company, and must make public disclosure of their political contributions.  Also, the role of PACs should be debated more appropriately in a public policy forum rather than in an annual meeting and/or proxy statement.

Nonroutine ShareholderS47

Nonroutine - Shareholder proposal regarding the Ceres Principles.

The proposal requests the company issue a report describing company programs and progress toward achieving the Ceres Principles.  These principles relate to the protection of the environment.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The company complies fully with an extensive array of environmental regulations at both the federal and state levels.  We believe it is the responsibility of certain government agencies to determine environmental, health, and safety laws and regulations.  Accordingly, we believe that although the concerns expressed in the proposal are valid, they would be more appropriately addressed to those authorities responsible for environmental regulation.

The proposal requests that the company become a signatory to the Ceres Principles.  The Principles are a 10-point code of environmental conduct for major corporations.  Specifically, the guidelines call for the:
1)  protection of the biosphere via curbs on contaminants that damage the air, water, or earth and its inhabitants;
 2)  sustainable use of renewable resources (i.e. water, soil, woodlands) and conservation of non-renewable resources;
3)  minimal creation of hazardous wastes, safe disposal methods for all refuse and, where possible, recycling of salvageable materials;
4)  wise, efficient use of resources;
5) reduction of all workplace risks and development of contingency plans for emergency;
6)   marketing of safe goods and services, plus disclosure of their environmental impact;
7) assumption of full responsibility for any environmental accident caused by the company;
8) full disclosure of all corporate operations, as well as accidents, that cause environmental damage or pose health and safety hazards;
9) creation of a Board committee for environmental affairs and the appointment of senior environmental managers who would report directly to the CEO;
10) annual audits of progress toward achieving the goals designated by these principals, which would be made available to the public.

We feel that although the spirit of the Principles is well-intentioned, they are vague and potentially unproductive, requiring disclosures and audits that would not necessarily increase the environmental awareness of the company.  More than likely, the company has already addressed many, if not all, of the items listed and has formal reporting procedures in place to ensure compliance with all environmental laws and regulations.

Nonroutine ShareholderS48

 Nonroutine - Shareholder request for report on Northern Ireland

The proposal requests the Board to issue a report on the company's employment practices in Northern Ireland, particularly the fairness of employment opportunities for people of varying religions and political beliefs.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The company fully complies with the Fair Employment (Northern Ireland) Act of 1989 which makes political and religious discrimination unlawful and requires private employers to register with the Fair Employment Commission, to monitor and review regularly employment practices in the manner detailed in the Code of Practice, to create a neutral working environment, and to take corrective action when necessary.  In addition, the company already bases hiring decisions solely on the merits and qualifications of candidates.

Nonroutine ShareholderS49

Nonroutine - Shareholder proposal regarding affirmative action.

The proposal requests that the company adopt various reporting requirements with respect to its affirmative action programs, and that the company develop a program to guide and encourage minority students to attend and graduate from college.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

It is the company's policy to provide equal employment opportunity to all persons.  The company strives to achieve this policy through its affirmative action program.  Although the goals of this proposal are laudable, we believe that issues of this nature should be directed to the applicable government and legislative authorities.

Nonroutine ShareholderS50

Nonroutine - Shareholder proposal regarding tobacco products.

The proposal requests the Board end business in tobacco or tobacco products within ten years.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

It is widely known that smoking cigarettes can be harmful, yet cigarette consumption is legal.  If the company stopped cigarette production, another company would merely step in to fill the gap.  Therefore, we suggest that this issue be addressed to the appropriate government authorities, and that the company not be deprived of a currently legal business opportunity.

Nonroutine ShareholderS51

Nonroutine - Shareholder proposal regarding equal employment opportunity.

This proposal requests that the Board report on the total number of employees in each of the major Equal Employment Opportunity Commission (EEOC) categories and provide a summary of affirmative action programs and timetables to improve equal employment opportunity.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The company is strongly committed to providing equal employment opportunity and complying with all EEOC laws and regulations.  The company's policy is to recruit, hire and promote the most qualified candidates.  Given the company's commitment to equal opportunity, we feel a report is unnecessary.

Specifically, the proposal usually asks that the company provide:
1) a breakdown by sex and race on the number of corporate employees in the nine major job categories established by the Equal Employment Opportunity Commission (EEOC) for the last three years;
2) a summary of affirmative action goals at the company and timetables for achieving them;
3) a rundown on plans to increase the census of women and minorities in creative, managerial and decision-making positions throughout the company.

The company most likely has in place a formal equal employment policy and is committed to recruiting and retaining women and minorities.  They also have formal procedures to insure compliance with all EEOC reporting requirements.  These requirements require much of the information requested in the proposal.  Given that these policies and procedures are in place, we feel the company's commitment to equal opportunity is strong and that additional reporting requirements would be time consuming and of no benefit to women or minorities.

Nonroutine ShareholderS52

 Nonroutine - Shareholder proposal on foreign military sales.

The proposal requests that the Board of Directors provide a comprehensive report to all shareholders on the company's foreign military sales.  The report would include the criteria used to accept a contract, the procedures by which the company engages in military sales directly with foreign governments, and the categories of military equipment exported.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

The sale of military equipment to foreign governments is highly regulated to ensure that all such sales are consistent with U.S. policy.  Accordingly, we believe that although the concerns expressed in the proposal are valid, they would be more appropriately addressed to those authorities responsible for military equipment regulation.  In addition, disclosing business-sensitive information could put the company at a disadvantage with its competitors.  We believe the proposed report would be costly and unnecessary.

Nonroutine ShareholderS53

Nonroutine - Shareholder proposal to uphold Code of Conduct in South Africa.

This proposal requests that the board take steps to implement or increase activity with respect to the principles contained in the Code of Business Conduct developed by the South African Council of Churches and to report to shareholders on its implementation. Among other things, the Code embraces the principals of equal opportunity, workers' rights, and consumer protection.  It also asks that efforts be made to provide training and education, suitable working and living conditions, job security, and the empowerment of black businesses.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

We believe that this proposal, rather than having the desired effect of improving the economic conditions of the black population of South Africa, will result in a  further depression of the local economies by discouraging already wary investors from investing in a South Africa where companies would have to issue reports on their progress in meeting the goals of this proposal.  Although the goals are laudable, we believe that issues such as these would be more effectively addressed if directed to the appropriate government and legislative authorities.  Furthermore, requirements to provide training, living accommodations, and job security would place great costs on the company, thus, decreasing South Africa's attractiveness as a country for company investment.

Nonroutine ShareholderS54

 Nonroutine - Shareholder proposal regarding Maquiladora operations.

The proposal asks the Board of Directors to provide a comprehensive report describing the company's Maquiladora operations (i.e., the company's low cost manufacturing factories operating in Mexico).  The proponents of this plan believe that U.S. companies operating in Mexico should respect the fundamental principles of providing safe environmental practices, adequate health and safety standards, and a fair and dignified quality of life to the workers and their communities.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

The company is in compliance with all Mexican labor and environmental laws as determined by the respective government agencies.  Accordingly, although the concerns expressed in the proposal are valid, we feel they would be more appropriately addressed to those authorities responsible for labor and environmental laws in both the United States and in Mexico.

Nonroutine ShareholderS55

 Nonroutine - Shareholder proposal to amend discretionary voting.

This proposal asks the company to eliminate trustee discretionary voting of unmarked proxies.  The proponent is recommending that only proxy cards that have been voted, signed, dated, and returned by shareholders be used when tabulating proxy results.  Proxy cards that are not returned or are unmarked would not count toward the majority quorum requirement.

RECOMMENDATION:  Vote AGAINST proposal. This is a vote WITH management.

The current proxy system is designed so that in cases where shareholders wish to vote entirely with management, all they need to do is sign their proxies rather than mark each issue separately.  Moreover, because proxies clearly state the effects of not marking specific votes, shareholders are fully aware of the implications of only signing their proxies.  More importantly, many shareholders have entrusted their voting rights to financial advisors precisely because these groups or individuals have the expertise and resources to consider each issue with the interests of the shareholder in mind.  It is out belief that denying brokers or trustees the ability to vote on behalf of shareholders could, in fact, prove detrimental to shareholders.  We recommend voting against this proposal.

Nonroutine ShareholderS56

Nonroutine - Shareholder proposal requesting a report on political practices.

The proponent of this proposal, in an effort to keep the company politically neutral, is requesting that the company avoid the following practices:  a)  handling the contribution cards of a single political party by an employee or a supervisor;  b) requesting an employee to send a political contribution, as part of a group of contributions, to an individual in the corporation for subsequent delivery to a political party or fundraising committee;  c) requesting an employee to issue personal blank checks as to payee for subsequent forwarding to a political party, political committee, or candidate;  d) using supervisory meetings to announce that the contribution cards of one party are available and that anyone desiring cards of a different party will be supplied on request to his/her supervisor;  and e) placing large quantities of the contribution cards of one party at mail station locations.

RECOMMENDATION:  Vote AGAINST proposal. This is a vote WITH management.

We support the company's policy of operating a political action committee, supported by the voluntary contributions of the company's senior officers, that makes nonpartisan donations to groups or individuals most capable of representing the company's business views.  Furthermore, we are satisfied that the laws governing a company's political activities are stringent enough to ensure political nonpartisanship.

Nonroutine ShareholderS57

Nonroutine - Shareholder proposal to update Code of Conduct.

This proposal asks the company to update its Code of Conduct to account for its international conduct.  The proponents believe the company's expanding involvement in the police state of Burma strengthens the repressive military government by portraying that country in a positive light through its investment there.  Further, the proponents claim that in addition to Burma, the company does business in other countries with controversial human rights records, including Indonesia, China, Guatemala, Saudi Arabia, Turkey, and Thailand.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

Although we may not philosophically support the governments mentioned above, investment in these countries can lead to the kind of economic progress that frequently results in social and political change.  This act of trading with a foreign government does not imply an endorsement of its policies.  We believe, as the company does, that international commerce strengthens both peace and understanding while also creating economic growth and opportunities for all countries involved.

Nonroutine ShareholderS58

Nonroutine - Shareholder proposal to discourage underage smoking.

This proposal requests that the company contribute three percent of its profits realized from sales to minorities to run a national anti-smoking campaign to discourage underage smoking.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

The company already adequately supports numerous private and governmental nonsmoking efforts across the country, including programs which discourage underage smoking.  We believe that funding of another program would provide few additional benefits to the public or the company.

Nonroutine ShareholderS59

Nonroutine - Shareholder proposal on infants and tobacco.

This proposal requests that the company develop and implement a program to prevent fetal and neonatal harm from tobacco smoke.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

Cigarette packs and advertising already contain warnings indicating the dangers of smoking by pregnant women.  The company is already in full compliance with government regulations regarding the disclosure of health risks associated with smoking, and we believe implementation of this plan would place the company at a competitive disadvantage with its peers.

Nonroutine ShareholderS60

Nonroutine - Shareholder proposal to prepare tobacco-related report.

This proposal requests the company to develop a nicotine rating system and develop and market a low-nicotine cigarette.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

The company already complies with government standards regarding the disclosure of nicotine yields.  Also, previously marketed de-nicotinized cigarettes have proven unacceptable to consumers.  We believe complying with this proposal would put the company at a competitive disadvantage to its peers and decrease shareholder returns.

Nonroutine ShareholderS61

Nonroutine - Shareholder proposal to preserve the health of tobacco-using customers.

This proposal requests that the board take steps necessary to preserve the health of its tobacco-using customers, including publicizing nicotine ratings for its tobacco-related products, reducing the addictive properties of its products over time, and developing and marketing new nicotine or nicotine-like products that have minimal toxic agents that can be used in lieu of tobacco.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

The proposal requests that the company enter a new business arena with the manufacture and sale of medical devices and drugs, which is not consistent with the company's current business plan and would cause the company to incur substantial costs.  We believe the requests of the proposal would not benefit shareholders or the company's business as a whole.

Nonroutine ShareholderS62

Nonroutine - Shareholder proposal to disclose warning labels on tobacco products.

This shareholder proposal requests that all advertising and promotional use of various tobacco names and symbols be accompanied by a warning label indicating the health hazards associated with the use of these products.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

The company already complies with regulations on all levels of government.  Moreover, additional requirements may place the company at a competitive disadvantage to its peers.  We do not believe this proposal is in the best interest of shareholders.

Nonroutine ShareholderS63

Nonroutine - Shareholder proposal to establish advisory committee.

This proposal requests that the company establish a shareholders' advisory committee which would advise the board on policy and strategy issues which may enhance shareholder value, including mergers, acquisitions, divestitures and restructurings.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

Approval of this proposal could interfere with the board's ability to manage the company in the interests of all shareholders.  Considering that shareholders have already elected a board to represent their interests, we believe that the formation of a shareholders' advisory committee would be costly, time consuming and unnecessary.

Nonroutine ShareholderS64

Nonroutine - Shareholder proposal for report on environment and to reduce or eliminate toxic waste or emissions.

This proposal requests that the company adopt a policy to reduce or eliminate toxic waste or emissions and to prepare a report for shareholders regarding the environmental impact or liability of its products.  The proponent believes that the company’s products or byproducts are hazardous to the environment.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

The company complies fully with all government regulations regarding the environment.  We feel that those concerned with issues regarding the environment should consult with the appropriate government agencies responsible for determining environmental, health & safety laws and regulations.  In addition, we believe that creation of such a report would be time constraining, unnecessarily costly, and of little benefit to shareholders.

Nonroutine ShareholderS65

Nonroutine - Shareholder proposal to require director attendance at annual meeting.

This proposal requests that the board members and nominees attend the annual shareholders meeting to personally respond to questions pertaining to their past or future responsibilities as directors of the company.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

A director’s contribution cannot be judged solely by his or her attendance at the annual meeting.  Also, this formal requirement would have no impact on absences due to illness or unavoidable business conflicts.

Nonroutine ShareholderS66

Nonroutine - Shareholder proposal to require director nominee qualifications.

This proposal requires that no director hold seats on the boards of more than five other for-profit corporations.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

We believe that the recommended number of directorships is arbitrary and does not ensure that a director will be more qualified to serve in shareholders' best interests. Also, the company's proxy statement lists all the boards on which each director serves.  For those shareholders concerned about excessive membership on other corporate boards, the director election process gives them ample opportunity to withhold votes from certain nominees.

Nonroutine ShareholderS67

Nonroutine - Shareholder proposal regarding directors receiving consulting fees.

This proposal requests that directors refrain from accepting consulting fees, either individually or through an associated business entity, while serving on the board.  The proponent believes this practice is a conflict of interest.

RECOMMENDATION:  Vote AGAINST this proposal.  This is a vote WITH management.

Although we feel the board should consist of a majority of independent directors, we do not believe that certain affiliations with a company necessarily impair a director's ability to act objectively in the interests of shareholders.  Shareholders who may be concerned about a director having a conflict of interest can withhold votes from that director or the directors on the Nominating Committee.

Nonroutine ShareholderS68

Nonroutine - Shareholder Proposal to Seek Sale of Company/Assets.

This proposal requests that the board arrange for the prompt sale of the company to the highest bidder.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

We believe that under normal circumstances the decision to buy, sell, or engage in a merger is one appropriately left in the hands of management and the board.  However, we recognize that there are situations which justify the adoption of such proposals, such as a prolonged period of poor or sluggish performance with no turnaround in sight.  Such situations may be exacerbated by an entrenched board and management which appears to be strongly opposed to any sale or merger that could jeopardize their current positions or threaten their control of the company.  Adoption of poison pills, golden parachutes, and other antitakeover provisions in the face of an attractive offer may be signs of entrenchment.

Such proposals have pros and cons.  On the plus side, seeking competing merger offers may boost the stock price through increased investor interest.  The end result may be an offer price that represents a market premium to most or all shareholders.  On the downside, often the worst time for a company to be "put into play" is when the share price has declined to historically low levels.  Then, "bottom feeders" are likely to approach a company with offers that represent a premium only to a few short-term investors and speculators seeking a quick profit, to the detriment of long-term shareholders who purchased their shares at a higher price.  This scenario is only beneficial to long-term shareholders when the company's prospects are dim for any number of reasons, such as the permanent decline of an industry, and share price cannot reasonably be expected to rebound.

Nonroutine ShareholderS69

Nonroutine - Shareholder Proposal to Adopt Policy Relating to Genetically Engineered Food Products.

This shareholder proposal is requesting that the board remove genetically engineered crops, or organisms from the products that are either sold or manufactured by the company until they are found to be safe to humans, animals, and the environment.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

Approval of this proposal would not give the company the flexibility it needs to meet consumers’ changing demands.  By not allowing the company to sell genetically engineered products to consumers, the company could be placed at a competitive disadvantage.  Also, the food industry is heavily regulated already by the USDA, the EPA, and the U.S. Food and Drug Administration.

Nonroutine ShareholderS70

Nonroutine - Shareholder Proposal to Adopt Policy/Prepare Report on Drug Pricing.

This proposal is requesting that the company create and implement a policy of price restraint on pharmaceutical products for individual consumers and institutional purchasers using a combination of approaches to keep drug prices at reasonable levels.  In addition, the shareholder requests that the company prepare a report on changes in policies and pricing procedures for pharmaceutical products.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

We believe that in order for the company to remain competitive in the marketplace, prices need to be based on market forces rather than artificially imposed restraints.  Price restraints would place the company at a competitive disadvantage among its peers.  Absent evidence of illegal pricing activity, determination of prices is best left to the company.  Even if such a policy could be crafted, it would increase costs to the company and provide no benefit to shareholders.

Proxy guidelines 2009.doc

Nonroutine ShareholderS71

Nonroutine - Shareholder Proposal to Hire Advisor to Maximize Shareholder Value.

This proposal requests that the board hire outside professional advisors to help the company explore strategic alternatives to maximize shareholder value, including the possible sale or merger of the company.

RECOMMENDATION: Vote AGAINST this proposal.  This is a vote WITH management.

Under normal circumstances, we feel that the decision to buy, sell, or engage in a merger is best left in the hands of management and the board.  If the board appears to have outlined a reasonable strategic plan of action to enhance shareholder value, we will support management in voting against this type of proposal.

However, we recognize that certain situations may justify the adoption of proposals that suggest exploring alternatives to maximize shareholder value, including a sale or merger.  These proposals will be reviewed on a case-by-case basis.

Nonroutine ShareholderS72

EASTSPRING INVESTMENTS
(SINGAPORE) LIMITED

CHAPTER 27

PROXY VOTING
POLICIES AND PROCEDURES

Version No.	Effective Date	Approved By
2009v2	28 Apr 2009	ACC
2009v3	13 Jul 2009	ACC (via email)
2010	04 October 2010	Management

EASTSPRING INVESTMENTS (SINGAPORE) LIMITED

CHAPTER 27
PROXY VOTING POLICIES AND PROCEDURES

1.	Background

Companies should have as their objective the maximization of shareholder wealth, thereby contributing to the economy.  Shareholders, as providers of equity capital, are the ultimate owners of companies.

Prudential seeks to add value for its clients by pursuing an active investment policy through portfolio management decisions, through voting on resolutions at general meetings and by maintaining a continuing dialogue with company management.  Meetings with companies will therefore occur on a regular basis. This enables us to monitor company development over time and assess progress against objectives.

As an investment adviser registered with the U.S. Securities and Exchange Commission, Eastspring Investments (Singapore) Limited (“Eastspring Investments Singapore” or “the Company”) adopted this policy in accordance with the provisions of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and Rule 30b1-4 under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Company is the sub-adviser to certain funds (the “Fund” or “Funds”) managed by Jackson National Asset Management, LLC (“JNAM”). As sub-adviser, the Company makes investment decisions for the Funds, including determinations as to the purchase and sale of securities for the Funds and the disposition of the assets for the Funds.

2.	Voting policy

As a general policy we are supportive of the management of the companies in which we invest.  However, when companies consistently fail to achieve our reasonable expectations we will actively promote changes.  These changes might range from the formulation of a new strategy to the appointment of new management or non-executive directors.

An active and informed voting policy is an integral part of our investment philosophy.  Voting should never be divorced from the underlying investment activity.  By exercising our votes we seek both to add value and to protect our interests as shareholders.  We consider the issues, meet the management if necessary and vote accordingly.  We would always seek to discuss any contentious resolutions before casting our votes in order to ensure that our objectives are understood and our votes will be cast in the best interests of our investors/clients.

CAP 27 – Proxy Voting Policies and Procedures	2

EASTSPRING INVESTMENTS (SINGAPORE) LIMITED

The Company may decide to not vote proxies or abstain from voting where the costs are prohibitive and would not serve the shareholders’ interest.

It is not the Company’s’ policy to accept client standing instructions.

There are, however, team policies in place where the Investment Specialist will generally vote against management. These include, but are not limited to:

Japan
➢
All motions involving Retirement Bonuses for Directors and Internal Auditors will be voted against.  We in principle do not approve of retirement bonuses for Directors since this is a disincentive for independent oversight by Directors for shareholders.  For Internal Auditors there is an inherent conflict of interest created by paying auditors bonuses.

➢	Anti-takeover poison pulls will also be automatically voted against as outlined in Section 3 Take-over Bids – Voting Policies and Procedures.
➢
Increases in Allowable Capital will be dealt with on a case by case basis.  However, anything involving Warrants will be voted against.  This is as per Section 5 Capital Raising – Voting Policies and Procedures.

Asia ex Japan
➢
Agenda items that pertain to specific share dilutions such as preemptive rights and share placements will be voted against.  This would not be the case for dilutions that more closely align the management’s interests with that of shareholders, e.g. ESOS. This is as per Section 5 Capital Raising - Voting Policies and Procedures

➢	Agenda items that offer broad scope of interpretation, including “Other Matters” or “Any Other Business” will be voted against.
➢	Agenda items, where ISS have recommended to Vote Against the resolution and where the Investment Specialist concurs with the recommendation will be voted against.

In these instances, the Investment Specialist is not required to obtain written pre-clearance from either the Chief Investment Officer ("CIO") or from a member of the Business Operations Group.

3.	Take-over bids

Valuation by the stock market is an important benchmark for monitoring board performance. For a listed company the take-over bid or merger, can be a necessary and important protector of shareholder value.

Our general policy is to support incumbent management in good standing.  We reserve the right to support hostile bids when the management have either consistently failed to respond to the reasonable expectations of shareholders or

CAP 27 – Proxy Voting Policies and Procedures	3

EASTSPRING INVESTMENTS (SINGAPORE) LIMITED

where, in our judgment, the level of a bid fully recognizes the future prospects of the Company.

4.	Compensation plans

It is clearly in the interest of shareholders that boards should have the ability to attract and retain the highest quality of personnel. Remuneration levels in different companies will be a market based judgment, taking business size and complexity into account and should reflect relative performance.

5.	Capital raising

Capital used by companies is derived from equity, debt and other creditors. The rights of lenders and other creditors are precisely defined in law. This contrasts with the economic interest of shareholders providing the equity capital.  Protection of the shareholders’ position relies largely upon ownership, with the right to vote at company meetings and thereby determine company articles and board membership.

We do not support the principle of pre-emption because shareholder wealth is nearly always lost if companies raise capital for potentially wealth creating opportunities from new investors rather than raising capital on comparable terms from existing shareholders. It is therefore incumbent upon boards to demonstrate clearly, on a case-by-case basis, why pre-emption is in the best interests of the existing owners/clients/investors.

6.	Corporate responsibility

“Corporate responsibility” describes the overall framework within which companies and investors approach their business, with particular emphasis on environment, community and employment issues.

Growth and wealth creation remain the cornerstones of prosperity. We believe that well managed business will as a matter of course take account of wider social and environmental issues in taking their businesses forward.

7.	Conflicts

From time to time, proxy voting proposals may raise conflicts between the interests of our clients and the interests of the Company and its employees.  We must take certain steps designed to ensure, and must be able to demonstrate that those steps resulted in, a decision to vote the proxies that was based on the clients’ best interest and was not the product of the conflict.  For example, conflicts of interest may arise when:

•	Proxy votes regarding non-routine matters are solicited by an issuer that has an institutional separate account relationship with the Company;

CAP 27 – Proxy Voting Policies and Procedures	4

EASTSPRING INVESTMENTS (SINGAPORE) LIMITED

•	A proponent of a proxy proposal has a business relationship with the Company;
•	The Company has business relationships with participants in proxy contests, corporate directors or director candidates;
•	A employee of the Company has a personal interest; e.g., through stock ownership, having a spouse working at the Company, etc. in the outcome of a particular matter before shareholders; or
•	A employee of the Company has a business or personal relationship with participants in proxy contests, corporate directors or director candidates.

Issues raising possible conflicts of interest are referred to Chief Compliance Officer for resolution.  Application of these guidelines or voting in accordance with the ISS vote recommendation should, in most cases, adequately address any possible conflicts of interest. In the event that the guidelines do not address the conflict:

(a) In the case of a Fund managed by JNAM, the Company’s Chief Compliance Officer shall inform the Fund’s Chief Compliance Officer, and will determine whether the Fund’s Board of Trustees is able to vote the proxy, or whether another party should vote the proxy.

(b) in all other cases, the vote should be turned to Prudential’s Funds Regional Exco, who may seek the views of an independent employee within Prudential Group, if necessary.

8.	Voting process

•	The voting decision is taken by the designated Sector Analyst or Country PM and relayed to the Corporate Actions team for execution.

•
It must be ensured that there are no conflicts of interest in the exercise of votes. Any portfolio manager or research analyst with knowledge of a personal conflict of interest relating to a particular referral item shall disclose that conflict to the Chief Compliance Officer and may be required to abstain him or herself from the proxy voting process.

•
In respect of voting rights relating to investment of a collective investment scheme / unit trust, where the manager could face conflicts of interest, the votes to be exercised in consultation with the trustee, where applicable.

•
On voting analysis, the Company has engaged an independent third party service provider, Institutional Shareholder Services (“ISS”) to provide research and recommendations in connection with the voting of proxies.  Whilst the investment team retains the final authority and fiduciary responsibility for the voting of proxies ISS shall deliver to the investment team research and vote recommendations electronically for analysis.

CAP 27 – Proxy Voting Policies and Procedures	5

EASTSPRING INVESTMENTS (SINGAPORE) LIMITED

•
Written approval by the CIO or a member of the Business Operations Group is required where the Investment Specialist is either voting against management or abstaining, and where the item has not been described within our predetermined policy as detailed within Section 2 Voting Policy – Voting Policies and Procedures

•
Records of all votes, the ISS recommendations and where appropriate written approvals are maintained centrally.  The Company’s Compliance may from time to time request details from the analyst / portfolio manager covering the stock for such approval records.

•	Voting will be governed by the requirements under the investment management agreement, prospectus and local laws.

9.	Procedure

•	The Corporate action team in Singapore receives notice from custodian;

•	The notice is forwarded by corporate action team to the designated Sector Analyst or Country PM for their decision;

•	Corporate action team then communicates the decision to the custodian; and

•	A record of how the votes should be exercised should be maintained for a period as prescribed under the local laws. This record is generally maintained by the Operations Dept.

•	On a semi-annual basis, the Company’s Compliance checks (on a sample basis) whether votes are cast in accordance with this Policy.

•
On an annual basis, registered management investment companies are required to file with the SEC its proxy voting record (Form N-PX filing) for each twelve month period ending on June 30 of each year. The report must be submitted not later than 31 August.

CAP 27 – Proxy Voting Policies and Procedures	6

FRANKLIN ADVISORY SERVICES, LLC

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisory Services, LLC (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility, or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service.  These services include receipt of proxy ballots, working with custodian banks, account maintenance, executing votes, maintaining vote records, providing comprehensive reporting and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although ISS’s and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

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1.	The issuer is a client1 of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.
The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);2

4.	The issuer is a significant executing broker dealer; 3

5.	An Access Person4 of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.
A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member5 of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products that are offered to the public as a direct investment.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.

1  For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates.  Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”
2 The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest.  In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.
3 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions) will be considered to present a potential conflict of interest.
4  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.
5  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

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Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan.  The Proxy Group may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date.  The Investment Manager may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, ISS, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances:  (1) when a Franklin Templeton registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin Templeton registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law.  Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each

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proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, ISS and/or Glass Lewis analyses, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services.  Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote.  In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients.  These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without

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a valid reason. Investment Manager will review the issue of separating Chairman and CEO positions on a case-by-case basis taking into consideration other factors including the corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.  The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests.  Investment Manager believes that executive compensation should be directly linked to the performance of the company.  Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 5% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

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Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental, Social and Governance Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications. Investment Manager generally supports the right of shareholders to call special meetings and act by written consent.  However, Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or waste company resources for the benefit of a small minority of shareholders.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets.  Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets.  As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers.  As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings.  Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.  However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment

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Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.  Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.  Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

There may be instances in certain non-U.S. markets where split voting is not allowed.  Split voting occurs when a position held within an account is voted in accordance with two differing instructions.  Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV)), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:

1.
The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager.  The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.

3.
The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst for review and voting instructions.

4.
In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent

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third party providers of proxy services.

5.
The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.

6.
After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.
The Proxy Group will make every effort to submit Investment Manager’s vote on all proxies to ISS by the cut-off date.  However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

8.	With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.
The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.
If the Franklin Templeton Services, LLC Global Trade Services learns of a vote on a potentially material event that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the custodian bank in an effort to retrieve the security. If so requested by Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities.  However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities.  Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue.  Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients, or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.

11.
 The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs.   The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster.  Should the Proxy Group not be fully operational, then the Proxy Group will instruct ISS to vote all meetings immediately due per the recommendations of the appropriate

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third-party proxy voting service provider.

12.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that each fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

13.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

14.	The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

15.
The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjuction with the compliance department, will conduct periodic due diligence reviews of ISS and Glass Lewis via on-site visits or by written questionnaires.

16.
The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed.  Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

17.	At least annually, the Proxy Group will verify that:
	a.	A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;
	b.	A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;
	c.	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and
	d.	Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above.  For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year.  For proprietary

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Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year.  The Proxy Group will periodically review web site posting and update the posting when necessary.  In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 3, 2012

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FRANKLIN ADVISERS, INC.

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisers, Inc. (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility, or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service.  These services include receipt of proxy ballots, working with custodian banks, account maintenance, executing votes, maintaining vote records, providing comprehensive reporting and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although ISS’s and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

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1.	The issuer is a client1 of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.
The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);2

4.	The issuer is a significant executing broker dealer;3

5.	An Access Person4 of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.
A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member5 of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products that are offered to the public as a direct investment.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.

1  For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates.  Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”
2 The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest.  In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.
3 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions) will be considered to present a potential conflict of interest.
4  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.
5  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

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Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan.  The Proxy Group may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date.  The Investment Manager may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, ISS, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances:  (1) when a Franklin Templeton registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin Templeton registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law.  Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each

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proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, ISS and/or Glass Lewis analyses, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services.  Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote.  In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients.  These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without

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a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.  The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests.  Investment Manager believes that executive compensation should be directly linked to the performance of the company.  Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.

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Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental, Social and Governance Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications. Investment Manager generally supports the right of shareholders to call special meetings and act by written consent.  However, Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or waste company resources for the benefit of a small minority of shareholders.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets.  Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets.  As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers.  As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings.  Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.  However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment

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Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.  Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.  Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

There may be instances in certain non-U.S. markets where split voting is not allowed.  Split voting occurs when a position held within an account is voted in accordance with two differing instructions.  Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV)), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:

1.
The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager.  The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.

3.
The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst for review and voting instructions.

4.
In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent

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third party providers of proxy services.

5.
The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.

6.
After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.
The Proxy Group will make every effort to submit Investment Manager’s vote on all proxies to ISS by the cut-off date.  However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

8.	With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.
The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.
If the Franklin Templeton Services, LLC Global Trade Services learns of a vote on a potentially material event that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the custodian bank in an effort to retrieve the security. If so requested by Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities.  However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities.  Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue.  Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients, or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.

11.
The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs.   The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster.  Should the Proxy Group not be fully operational, then the Proxy Group will instruct ISS to vote all meetings immediately due per the recommendations of the appropriate

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third-party proxy voting service provider.

12.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that each fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

13.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

14.	The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

15.
The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjuction with the compliance department, will conduct periodic due diligence reviews of ISS and Glass Lewis via on-site visits or by written questionnaires.

16.
The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed.  Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

17.	At least annually, the Proxy Group will verify that:
	a.	A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;
	b.	A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;
	c.	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and
	d.	Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above.  For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year.  For proprietary

9

Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year.  The Proxy Group will periodically review web site posting and update the posting when necessary.  In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 3, 2012

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FRANKLIN MUTUAL ADVISERS, LLC

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Mutual Advisers, LLC (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility, or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service.  These services include receipt of proxy ballots, working with custodian banks, account maintenance, executing votes, maintaining vote records, providing comprehensive reporting and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although ISS’s and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1

1.	The issuer is a client1 of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.
The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);2

4.	The issuer is a significant executing broker dealer; 3

5.	An Access Person4 of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.
A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member5 of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products that are offered to the public as a direct investment.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.

1  For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates.  Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”
2 The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest.  In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.
3 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions) will be considered to present a potential conflict of interest.
4  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.
5  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

2

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan.  The Proxy Group may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date.  The Investment Manager may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, ISS, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances:  (1) when a Franklin Templeton registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin Templeton registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law.  Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each

3

proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, ISS and/or Glass Lewis analyses, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services.  Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote.  In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients.  These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without

4

a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.  The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests.  Investment Manager believes that executive compensation should be directly linked to the performance of the company.  Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.

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Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental, Social and Governance Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications. Investment Manager generally supports the right of shareholders to call special meetings and act by written consent.  However, Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or waste company resources for the benefit of a small minority of shareholders.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets.  Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets.  As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers.  As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings.  Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.  However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment

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Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.  Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.  Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

There may be instances in certain non-U.S. markets where split voting is not allowed.  Split voting occurs when a position held within an account is voted in accordance with two differing instructions.  Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV)), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:

1.
The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager.  The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.

3.
The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst for review and voting instructions.

4.
In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent

7

third party providers of proxy services.

5.
The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.

6.
After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.
The Proxy Group will make every effort to submit Investment Manager’s vote on all proxies to ISS by the cut-off date.  However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

8.	With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.
The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.
If the Franklin Templeton Services, LLC Global Trade Services learns of a vote on a potentially material event that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the custodian bank in an effort to retrieve the security. If so requested by Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities.  However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities.  Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue.  Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients, or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.

11.
 The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs.   The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster.  Should the Proxy Group not be fully operational, then the Proxy Group will instruct ISS to vote all meetings immediately due per the recommendations of the appropriate

8

third-party proxy voting service provider.

12.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that each fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

13.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

14.	The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

15.
The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjuction with the compliance department, will conduct periodic due diligence reviews of ISS and Glass Lewis via on-site visits or by written questionnaires.

16.
The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed.  Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

17.	At least annually, the Proxy Group will verify that:
	a.	A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;
	b.	A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;
	c.	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and
	d.	Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above.  For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year.  For proprietary

9

Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year.  The Proxy Group will periodically review web site posting and update the posting when necessary.  In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 3, 2012

10

TEMPLETON GLOBAL ADVISORS LIMITED

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Templeton Global Advisors Limited (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility, or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service.  These services include receipt of proxy ballots, working with custodian banks, account maintenance, executing votes, maintaining vote records, providing comprehensive reporting and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although ISS’s and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1

1.	The issuer is a client1 of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.
The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);2

4.	The issuer is a significant executing broker dealer; 3

5.	An Access Person4 of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.
A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member5 of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products that are offered to the public as a direct investment.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.

1  For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates.  Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”
2 The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest.  In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.
3 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions) will be considered to present a potential conflict of interest.
4 “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.
5 The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

2

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan.  The Proxy Group may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date.  The Investment Manager may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, ISS, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances:  (1) when a Franklin Templeton registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin Templeton registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law.  Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each

3

proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, ISS and/or Glass Lewis analyses, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services.  Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote.  In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients.  These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without

4

a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.  The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests.  Investment Manager believes that executive compensation should be directly linked to the performance of the company.  Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports "fair price" provisions and confidential voting.

5

Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental, Social and Governance Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications. Investment Manager generally supports the right of shareholders to call special meetings and act by written consent.  However, Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or waste company resources for the benefit of a small minority of shareholders.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets.  Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets.  As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers.  As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings.  Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.  However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment

6

Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.  Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.  Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

There may be instances in certain non-U.S. markets where split voting is not allowed.  Split voting occurs when a position held within an account is voted in accordance with two differing instructions.  Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV)), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:

1.
The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager.  The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.

3.
The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst for review and voting instructions.

4.
In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent

7

third party providers of proxy services.

5.
The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.

6.
After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.
The Proxy Group will make every effort to submit Investment Manager’s vote on all proxies to ISS by the cut-off date.  However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

8.	With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.
The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.
If the Franklin Templeton Services, LLC Global Trade Services learns of a vote on a potentially material event that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the custodian bank in an effort to retrieve the security. If so requested by Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities.  However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities.  Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue.  Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients, or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.

11.
The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs. The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster.  Should the Proxy Group not be fully operational, then the Proxy Group will instruct ISS to vote all meetings immediately due per the recommendations of the appropriate

8

third-party proxy voting service provider.

12.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that each fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

13.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

14.	The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

15.
The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjuction with the compliance department, will conduct periodic due diligence reviews of ISS and Glass Lewis via on-site visits or by written questionnaires.

16.
The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed.  Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

17.	At least annually, the Proxy Group will verify that:
a.	A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;
b.	A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;
c.	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and
d.	Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above.  For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year.  For proprietary

9

Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year.  The Proxy Group will periodically review web site posting and update the posting when necessary.  In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 3, 2012

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FRANKLIN TEMPLETON INSTITUTIONAL, LLC

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Templeton Institutional, LLC (hereinafter "Investment Manager") has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility, or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service.  These services include receipt of proxy ballots, working with custodian banks, account maintenance, executing votes, maintaining vote records, providing comprehensive reporting and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although ISS's and/or Glass Lewis's analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1

1.	The issuer is a client1 of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.
The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);2

4.	The issuer is a significant executing broker dealer; 3

5.	An Access Person4 of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.
A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member5 of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products that are offered to the public as a direct investment.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.

1  For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates.  Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

2 The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest.  In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

3 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions) will be considered to present a potential conflict of interest.

4  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

5  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

2

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d'investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan.  The Proxy Group may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date.  The Investment Manager may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, ISS, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances:  (1) when a Franklin Templeton registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin Templeton registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law.  Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each

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proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, ISS and/or Glass Lewis analyses, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services.  Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote.  In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients.  These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment Manager's officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without

4

a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.  The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests.  Investment Manager believes that executive compensation should be directly linked to the performance of the company.  Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

5

Changes to Capital Structure: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental, Social and Governance Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications. Investment Manager generally supports the right of shareholders to call special meetings and act by written consent.  However, Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or waste company resources for the benefit of a small minority of shareholders.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets.  Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets.  As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers.  As experienced money managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings.  Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.  However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment

6

Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.  Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.  Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

There may be instances in certain non-U.S. markets where split voting is not allowed.  Split voting occurs when a position held within an account is voted in accordance with two differing instructions.  Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as the conducting officer in the case of an open-ended collective investment scheme formed as a Société d'investissement à capital variable (SICAV)), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:

1.
The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager.  The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.

3.
The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst for review and voting instructions.

4.
In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent

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third party providers of proxy services.

5.
The Proxy Group is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation may include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.

6.
After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.
The Proxy Group will make every effort to submit Investment Manager's vote on all proxies to ISS by the cut-off date.  However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

8.	With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.
The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.
If the Franklin Templeton Services, LLC Global Trade Services learns of a vote on a potentially material event that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the custodian bank in an effort to retrieve the security. If so requested by Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities.  However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities.  Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue.  Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients, or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.

11.
 The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs.   The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster.  Should the Proxy Group not be fully operational, then the Proxy Group will instruct ISS to vote all meetings immediately due per the recommendations of the appropriate

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third-party proxy voting service provider.

12.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that each fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

13.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

14.	The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

15.
The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjuction with the compliance department, will conduct periodic due diligence reviews of ISS and Glass Lewis via on-site visits or by written questionnaires.

16.
The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed.  Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

17.	At least annually, the Proxy Group will verify that:

a.	A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;

b.	A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;

c.	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and

d.	Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Advisory Clients may review Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above.  For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year.  For proprietary

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Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year.  The Proxy Group will periodically review web site posting and update the posting when necessary.  In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 3, 2012

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September 2012
Goldman Sachs Asset Management
(“GSAM”)*

POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS

GSAM has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”).  These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf.  Our guiding principles in performing proxy voting are to make decisions that favor proposals that in GSAM’s view tend to maximize a company’s shareholder value and are not influenced by conflicts of interest.  These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by GSAM portfolio management (the “GSAM Guidelines”). The GSAM Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes.  They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals.  Recognizing the complexity and fact-specific nature of many corporate governance issues, the GSAM Guidelines identify factors we consider in determining how the vote should be cast.  A summary of the GSAM Guidelines is attached as Appendix A.

* For purposes of this Policy, “GSAM” refers, collectively, to Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Goldman Sachs Hedge Fund Strategies LLC; GS Investment Strategies, LLC; Dwight Asset Management Company; Goldman Sachs (Singapore) Pte.; Goldman Sachs (Asia) L.L.C.; Goldman Sachs Asset Management Korea Co., Ltd.; Goldman Sachs Asset Management Co. Ltd.; Beijing Gao Hua Securities Company Limited; Goldman Sachs (China) L.L.C.; Goldman Sachs Representacoes Ltda.; Goldman Sachs Asset Management Brasil LTDA; GS Investment Strategies Canada Inc.; Goldman Sachs Management (Ireland) Ltd.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions.  Portfolio management teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

GSAM periodically reviews this Policy, including our use of the GSAM Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams

General Overview

GSAM seeks to fulfill its proxy voting obligations through the implementation of this Policy and the oversight and maintenance of the GSAM Guidelines.  In this connection, GSAM has retained a third-party proxy voting service (“Proxy Service”)** to assist in the implementation of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services.  Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the GSAM Guidelines to the particular proxy issues.

GSAM’s portfolio management teams (each, a “Portfolio Management Team”) generally cast proxy votes consistently with the GSAM Guidelines and the Recommendations.  Each Portfolio Management Team, however, may on certain proxy votes seek approval to diverge from the GSAM Guidelines or a Recommendation by following an “override” process.  The override process requires: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to senior management of GSAM and/or other appropriate GSAM personnel; (iv) an attestation that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

**The third-party proxy voting service currently retained by GSAM is Institutional Shareholder Services.

A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the GSAM Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek an override for that particular vote.

Fundamental Equity and GS Investment Strategies Portfolio Management Teams

The Fundamental Equity and GS Investment Strategies Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process.  On a case-by-case basis, and subject to the approval process described above, each Fundamental Equity Portfolio Management Team and the GS Investment Strategies Portfolio Management Team may vote differently than the GSAM Guidelines or a particular Recommendation.  In forming their views on particular matters, these Portfolio Management Teams may consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the GSAM Guidelines and Recommendations.

Quantitative Investment Strategies Portfolio Management Teams

The Quantitative Investment Strategies Portfolio Management Teams have decided to follow the GSAM Guidelines and Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as their participation in the creation of the GSAM Guidelines and their evaluation of the Proxy Service’s process of preparing Recommendations.  The Quantitative Investment Strategies Portfolio Management Teams may from time to time, however, review and individually assess any specific shareholder vote.

Potential Limitations on GSAM’s Ability to Vote Proxies

In certain circumstances, such as if a security is on loan through a securities lending program or held by a prime broker, the Portfolio Management Teams may not be able to participate in certain proxy votes unless the shares of the particular issuer are recalled in time to cast a vote.  A determination of whether to seek a recall will be based on whether the applicable Portfolio Management Team determines that the benefit of voting outweighs the costs, lost revenue, and/or other detriments of retrieving the securities, recognizing that the handling of such recall requests is beyond GSAM’s control and may not be satisfied in time for GSAM to vote the shares in question.

From time to time, GSAM may face regulatory, compliance, legal or logistical limits with respect to voting securities that it may purchase or hold for client accounts which can affect GSAM’s ability to vote such proxies, as well as the desirability of voting such proxies. Among other limits, federal, state, foreign regulatory restrictions, or company- specific ownership limits, as well as legal matters related to consolidated groups, may restrict the total percentage of an issuer’s voting securities that GSAM can hold for clients and the nature of GSAM’s voting in such securities. GSAM’s ability to vote proxies may also be affected by, among other things: (i) meeting notices were received too late; (ii) requirements to vote proxies in person: (iii) restrictions on a foreigner’s ability to exercise votes;  (iv) potential difficulties in translating the proxy; (v) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions; and (vi) requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting.

GSAM clients who have delegated voting responsibility to GSAM with respect to their account may from time to time contact their client representative if they would like to direct GSAM to vote in a particular solicitation.  GSAM will use its commercially reasonable efforts to vote according to the client’s request in these circumstances, and cannot provide assurances that such voting requests will be implemented.

Use of a Proxy Service

As discussed above, GSAM utilizes a Proxy Service to assist in the implementation and administration of GSAM’s proxy voting function.  The Proxy Service assists GSAM in the proxy voting process by providing operational, recordkeeping and reporting services.  In addition, the Proxy Service produces Recommendations as previously discussed and provides assistance in the development and maintenance of the GSAM Guidelines.

GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

GSAM may hire other service providers to replace or supplement the Proxy Service with respect to any of the services GSAM currently receives from the Proxy Service.  In addition, individual Portfolio Management Teams may supplement the information and analyses the Proxy Service provides from other sources.

Conflicts of Interest

Pursuant to this Policy, GSAM has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions.  These processes include the use of the GSAM Guidelines and Recommendations and the override process described above in instances when a Portfolio Management Team is interested in voting in a manner that diverges from the GSAM Guidelines and/or a Recommendation.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue.  Such Portfolio Management Teams may also adopt policies related to the fixed income or private investments they make that supplement this Policy.

Alternative Investment and Manager Selection (“AIMS”) and
Externally Managed Strategies

Where GSAM places client assets with managers outside of GSAM, which function occurs primarily within GSAM’s AIMS business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies.  AIMS may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances.  To the extent AIMS portfolio managers assume proxy voting responsibility with respect to publicly-traded equity securities they will follow the GSAM Guidelines and Recommendations as discussed above unless an override is requested.  Any other voting decision will be conducted in accordance with AIMS’ policies governing voting decisions with respect to non-publicly traded equity securities held by their clients.

Effective: February 2012

APPENDIX A
GSAM Proxy Voting Guidelines Summary

The following is a summary of the material GSAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Client Accounts (“Policy”).  As described in the main body of the Policy, one or more GSAM portfolio management teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the Policy.

US proxy items:
1.	Operational Items	page 1
2.	Board of Directors	page 2
3.	Executive and Director Compensation	page 4
4.	Proxy Contests and Access	page 7
5.	Shareholder Rights and Defenses	page 8
6.	Mergers and Corporate Restructurings	page 8
7.	State of Incorporation	page 9
8.	Capital Structure	page 9
9.	Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues	page 9

International proxy items:

1.	Operational Items	page 12
2.	Board of Directors	page 13
3.	Compensation	page 15
4.	Board Structure	page 15
5.	Capital Structure	page 16
6.	Other	page 18
7.	Environmental, Climate Change and Social Issues	page 18

The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to U.S. public equity investments.

1.	Operational Items

Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply within the last year:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services are excessive.

Non-audit fees are excessive if:
•	Non-audit fees exceed audit fees + audit-related fees + tax compliance/preparation fees.

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Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services taking into account issues that are consistent with Securities and Exchange Commission (“SEC”) rules adopted to fulfill the mandate of Sarbanes Oxley such as an audit firm providing services that would impair its independence or the overall scope and disclosure of fees for all services done by the audit firm.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;
•	The length of rotation specified in the proposal;
•	Any significant audit-related issues at the company;
•	The number of Audit Committee meetings held each year;
•	The number of financial experts serving on the committee;
•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price; and
•	Whether the auditors are being changed without explanation.

2.	Board of Directors

The Board of Directors should promote the interests of shareholders by acting in an oversight and/or advisory role; the board should consist of a majority of independent directors and should be held accountable for actions and results related to their responsibilities. When evaluating board composition, GSAM believes a diversity of ethnicity, gender and experience is an important consideration.

Classification of Directors
Where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as insiders or affiliated outsiders. General definitions are as follows:
•	Inside Director
•	Employee of the company or one of its affiliates
•	Among the five most highly paid individuals (excluding interim CEO)
•	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934
•	Current interim CEO
•	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group)

•	Affiliated Outside Director
•	Board attestation that an outside director is not independent
•	Former CEO or other executive of the company within the last 3 years
•	Former CEO or other executive of an acquired company within the past three years

•	Independent Outside Director
•	No material connection to the company other than a board seat

Additionally, GSAM will consider compensation committee interlocking directors to be affiliated (defined as CEOs who sit on each other’s compensation committees).

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a disclosed valid excuse for each of the last two years;
•	Sit on more than six public company boards;

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•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice.

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors above) when:
•	The inside or affiliated outside director serves on the audit, compensation, or nominating (vote against affiliated directors only for nominating) committees;
•
The company lacks an audit compensation, or nominating (vote against affiliated directors only for nominating) committee so that the full board functions as that committee and insiders are participating in voting on matters that independent committees should be voting on;

•
The full board is less than majority independent (in this case withhold from affiliated outside directors); at controlled companies, GSAM will vote against the election of affiliated outsiders and nominees affiliated with the parent and will not vote against the executives of the issuer.

Vote AGAINST or WITHHOLD from members of the appropriate committee for the following reasons (or independent Chairman or lead director in cases of a classified board and members of appropriate committee are not up for reelection). Extreme cases may warrant a vote against the entire board.

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;
•
Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

•
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote (members of the Nominating or Governance Committees);

•
The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If GSAM did not support the shareholder proposal in both years, GSAM will still vote against the committee member (s)

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive;
•	The company receives an adverse opinion on the company’s financial statements from its auditor; or
•
There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

See section 3 on executive and director compensation for reasons to withhold from members of the Compensation Committee.

In limited circumstances, GSAM may vote AGAINST or WITHHOLD from all nominees of the board of directors (except from new

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nominees who should be considered on a CASE-BY-CASE basis and except as discussed below) if:
•
The company’s poison pill has a dead-hand or modified dead-hand feature for two or more years.  Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;

•
The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
•	If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Shareholder proposal regarding Independent Chair (Separate Chair/CEO)

Vote on a CASE-BY-CASE basis.

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
•	Two-thirds independent board;
•	All independent key committees; or
•	Established, disclosed governance guidelines.

Majority Vote Shareholder Proposals

GSAM will vote FOR proposals requesting that the board adopt majority voting in the election of directors provided it does not conflict with the state law where the company is incorporated.

GSAM also looks for companies to adopt a post-election policy outlining how the company will address the situation of a holdover director.

Cumulative Vote Shareholder Proposals

GSAM will generally support shareholder proposals to restore or provide cumulative voting unless:
•
The company has adopted majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

3.	Executive and Director Compensation

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably.  Compensation practices should allow a company to attract and retain proven talent.  Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

If the company maintains problematic or poor pay practices, generally vote first:

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•	AGAINST Management Say on Pay (MSOP) Proposals or;

•	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment, then;

•	If no MSOP or equity-based incentive plan proposal item is on the ballot, AGAINST/WITHHOLD on compensation committee members.

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans.  Reasons to vote AGAINST the equity plan could include the following factors:

•	The plan is a vehicle for poor pay practices;
•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval OR does not expressly prohibit the repricing without shareholder approval;
•
The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate and Shareholder Value Transfer (SVT) calculations both materially exceed industry group metrics; or
•
There is a long-term disconnect between CEO pay and the company’s total shareholder return in conjunction with the qualitative overlay as outlined in the policy guidelines OR the company has a poor record of compensation practices, which is highlighted either in analysis of the compensation plan or the evaluation of the election of directors.

Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices. In general two or more of the following in conjunction with a long-term pay-for-performance disconnect will warrant an AGAINST vote. If there is not a long-term pay for performance disconnect GSAM will look for multiple problematic factors to be present to warrant a vote against.

Relative Considerations:
•	Assessment of performance metrics relative to business strategy, as discussed and explained in the Compensation Discussion and Analysis (CD&A) section of a company’s proxy;
•	Evaluation of peer groups used to set target pay or award opportunities;
•	Alignment of long-term company performance and executive pay trends over time;
•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).
Design Considerations:
•	Balance of fixed versus performance-driven pay;
•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.
Communication Considerations:
•
Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).
Other considerations include:
•	Board responsiveness to the majority vote outcome of previous frequency on pay votes
•	Boards responsiveness if company received 70% or less shareholder support in the previous years MSOP vote
•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure:

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•	Includes performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance
•	Egregious employment contracts
•	Excessive severance and/or change in control provisions
•	Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval
•	Excessive Perquisites

The following reasons could warrant a vote AGAINST or WITHHOLD from the members of the Compensation Committee:
•	The company fails to submit one-time transfers of stock options to a shareholder vote;
•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders; or
•	The company has backdated options.

Other Compensation Proposals and Policies

Employee Stock Purchase Plans -- Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans.  Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and
•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:
•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
•	Rationale for the re-pricing
•	If it is a value-for-value exchange
•	If surrendered stock options are added back to the plan reserve
•	Option vesting
•	Term of the option--the term should remain the same as that of the replaced option;
•	Exercise price--should be set at fair market or a premium to market;
•	Participants--executive officers and directors should be excluded.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Frequency on Pay)

Vote for annual frequency.

Golden Coffins/Executive Death Benefits

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Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation.  This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Stock retention holding period
Vote FOR Shareholder proposals asking for a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs if the policy allows retention for two years or less following the termination of their employment (through retirement or otherwise) and a holding threshold percentage of 50% or less.

Also consider:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place.

Elimination of accelerated vesting in the event of a change in control

Vote AGAINST shareholder proposals seeking a policy eliminating the accelerated vesting of time-based equity awards in the event of a change in control.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Performance-based equity awards and pay-for-superior-performance proposals

Generally support unless there is sufficient evidence that the current compensation structure is already substantially performance-based. GSAM considers performance-based awards to include awards that are tied to shareholder return or other metrics that are relevant to the business.

4.	Proxy Contests and Access

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;
•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.

Proxy Access
Vote CASE_BY-CASE on shareholder or management proposals asking for open proxy access.
GSAM may support proxy access as an important right for shareholders and as an alternative to costly proxy contests. While this could be an important shareholder right, the following will be taken into account when evaluating the shareholder proposals:
•
The ownership thresholds, percentage and duration proposed (GSAM will not support if the ownership threshold is less than 3%); The maximum proportion of directors that shareholders may  nominate each year (GSAM will not support if the proportion of directors is greater than 25%);

•	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations

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Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses.  When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

5.	Shareholders Rights & Defenses

Shareholder Ability to Act by Written Consent

Generally vote FOR shareholder proposals that provide shareholders with the ability to act by written consent, unless:
•	The company already gives shareholders the right to call special meetings at a threshold of 25% or lower; and
•	The company has a history of strong governance practices.

Shareholder Ability to Call Special Meetings

Generally vote FOR management proposals that provide shareholders with the ability to call special meetings.

Generally vote FOR shareholder proposals that provide shareholders with the ability to call special meetings at a threshold of 25% or lower if the company currently does not give shareholders the right to call special meetings.  However, if a company already gives shareholders the right to call special meetings at a threshold of at least 25%, do not support shareholder proposals to further reduce the threshold.

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder-approved poison pill in place; or (2) the company has adopted a policy concerning the adoption of a pill in the future specifying certain shareholder friendly provisions.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.

In addition, the rationale for adopting the pill should be thoroughly explained by the company.  In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

6.	Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:
•	Valuation;
•	Market reaction;
•	Strategic rationale;
•	Management’s track record of successful integration of historical acquisitions;
•	Presence of conflicts of interest; and

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•	Governance profile of the combined company.

7.	State of Incorporation

Reincorporation Proposals

GSAM may support management proposals to reincorporate as long as the reincorporation would not substantially diminish shareholder rights.  GSAM may not support shareholder proposals for reincorporation unless the current state of incorporation is substantially less shareholder friendly than the proposed reincorporation, there is a strong economic case to reincorporate or the company has a history of making decisions that are not shareholder friendly.

Exclusive venue for shareholder lawsuits

Generally Vote FOR on exclusive venue proposals, taking into account:
•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement;
•	Whether the company has the following good governance features:
•	An annually elected board;
•	A majority vote standard in uncontested director elections; and
•	The absence of a poison pill, unless the pill was approved by shareholders.

8.	Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis. We consider company-specific factors that include, at a minimum, the following:
•	Past Board performance;
•	The company’s use of authorized shares during the last three years;
•	One- and three-year total shareholder return;
•	The board’s governance structure and practices;
•	The current request;
•	Disclosure in the proxy statement of specific reasons for the proposed increase;
•	The dilutive impact of the request as determined through an allowable increase, which examines the company’s need for shares and total shareholder returns; and
•	Risks to shareholders of not approving the request.

9.	Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues

Overall Approach

GSAM recognizes that Environmental, Social and Governance (ESG) factors can affect investment performance, expose potential investment risks and provide an indication of management excellence and leadership.  When evaluating ESG proxy issues GSAM balances the purpose of a proposal with the overall benefit to shareholders.

Shareholder proposals considered under this category could include: Reports asking for details on 1) labor and safety policies, 2) impact on the environment of the company’s oil sands or fracturing operations or 3) water-related risks.

When evaluating social and environmental shareholder proposals the following factors should be considered:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;
•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;

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•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•	What other companies have done in response to the issue addressed in the proposal;
•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;
•	Whether the subject of the proposal is best left to the discretion of the board;
•	Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;
•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and
•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Sustainability, climate change reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, or how the company may be impacted by climate change. The following factors will be considered:
•	The company’s current level of publicly-available disclosure including if the company already discloses similar information through existing reports or policies;
•	If the company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame;
•	If the company’s current level of disclosure is comparable to that of its industry peers; and
•	If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Establishing goals or targets for emissions reduction
Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;
•	Whether company disclosure lags behind industry peers;
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;
•	The feasibility of reduction of GHGs given the company’s product line and current technology and;
•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.

Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and
•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs;
•
The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets; and

GSAM will not necessarily vote for the proposal merely to encourage further disclosure of trade association or lobbying spending.

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Vote AGAINST proposals barring the company from making political contributions.  Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Gender Identity and Sexual Orientation

A company should have a clear, public Equal Employment Opportunity (EEO) statement and/or diversity policy. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report or implementation of a policy on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed considering:
•	The degree to which existing relevant policies and practices are disclosed;
•	Whether or not existing relevant policies are consistent with internationally recognized standards;
•	Whether company facilities and those of its suppliers are monitored and how;
•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;
•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
•	The scope of the request; and
•	Deviation from industry sector peer company standards and practices.

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The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to non-U.S. public equity investments.  Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1.	Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or
•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;
•	There is reason to believe that the auditor has rendered an opinion, which is neither accurate nor indicative of the company’s financial position;
•	Name of the proposed auditor has not been published;
•
The auditors are being changed without explanation; non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used;
•	Questions exist concerning any of the statutory auditors being appointed; or
•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:
•	The dividend payout ratio has been consistently low without adequate explanation; or
•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

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Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2.	Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner; or
•	There are clear concerns over questionable finances or restatements; or
•	There have been questionable transactions or conflicts of interest; or
•	There are any records of abuses against minority shareholder interests; or
•	The board fails to meet minimum corporate governance standards. or
•	There are reservations about:
•	Director terms
•	Bundling of proposals to elect directors
•	Board independence
•	Disclosure of named nominees
•	Combined Chairman/CEO
•	Election of former CEO as Chairman of the Board
•	Overboarded directors
•	Composition of committees
•	Director independence
•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities;
•	Repeated absences at board meetings have not been explained (in countries where this information is disclosed); or
•
Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:
•	Company performance relative to its peers;
•	Strategy of the incumbents versus the dissidents;
•	Independence of board candidates;
•	Experience and skills of board candidates;
•	Governance profile of the company;
•	Evidence of management entrenchment;
•	Responsiveness to shareholders;

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•	Whether a takeover offer has been rebuffed;
•	Whether minority or majority representation is being sought.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Classification of directors

Executive Director
•	Employee or executive of the company;
•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;
•	Any director specifically designated as a representative of a significant shareholder of the company;
•	Any director who is also an employee or executive of a significant shareholder of the company;
•
Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;
•
Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);
•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
•	Relative of a current employee of the company or its affiliates;
•	Relative of a former executive of the company or its affiliates;
•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
•	Founder/co-founder/member of founding family but not currently an employee;
•	Former executive (5 year cooling off period);
•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered;
•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED
•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is

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reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
•
A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•
Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or
•	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

3.	Compensation

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably.  Compensation practices should allow a company to attract and retain proven talent.  Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

4.	Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Chairman CEO combined role (for applicable markets)

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GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:
•	2/3 independent board, or majority in countries where employee representation is common practice;
•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
•	Fully independent key committees; and/or
•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

5.	Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specfic Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or
•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

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Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

GSAM will generally recommend FOR share repurchase programs if the terms comply with the following criteria:
•	A repurchase limit of up to 10 percent of outstanding issued share capital (15 percent in U.K./Ireland);
•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
•	Duration of no more than 5 years, or such lower threshold as may be set by applicable law, regulation, or code of governance best practice.

In markets where it is normal practice not to provide a repurchase limit, the proposal will be evaluated based on the company’s historical practice. In such cases, the authority must comply with the following criteria:
•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
•	Duration of no more than 5 years.

In addition, vote AGAINST any proposal where:
•	The repurchase can be used for takeover defenses;
•	There is clear evidence of abuse;
•	There is no safeguard against selective buybacks;
•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

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Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

6.	Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;
•	Market reaction;
•	Strategic rationale;
•	Management’s track record of successful integration of historical acquisitions;
•	Presence of conflicts of interest; and
•	Governance profile of the combined company.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into inappropriately risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;
•	The nature of the asset to be transferred/service to be provided;
•	The pricing of the transaction (and any associated professional valuation);
•	The views of independent directors (where provided);
•	The views of an independent financial adviser (where appointed);
•	Whether any entities party to the transaction (including advisers) is conflicted; and
•	The stated rationale for the transaction, including discussions of timing.

Shareholder Proposals

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Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or not benefit.

7.	Environmental, climate change and social issues
Please refer to page 9 for our current approach to these important topics.

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Invesco Perpetual Policy on Corporate Governance and Stewardship

Invesco Perpetual Policy on Corporate Governance and Stewardship

Contents
03	Introduction
03	Scope
03	Responsible voting
04	Voting procedures
04	Dialogue with companies
05	Non-routine resolutions and other topics
06	Evaluation of companies’ environmental, social and governance arrangements (ESG)
06	Disclosure and reporting
07	UK Stewardship Code
09	Appendix 1 – Voting on non-UK/European and blocked shares

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Invesco Perpetual Policy on Corporate Governance and Stewardship

1.	Introduction

Invesco Perpetual (IP), a business name of Invesco Asset Management Limited, has adopted a clear and considered policy towards its responsibility as a shareholder on behalf of all investors in portfolios managed by them. As part of this policy, IP will take steps to satisfy itself about the extent to which the companies in which it invests look after shareholders’ value in their companies and comply with local recommendations and practices, such as the UK Corporate Governance Code issued by the Financial Reporting Council and the U.S. Department of Labor Interpretive Bulletins.

IP has a responsibility to optimise returns to its investors. As a core part of the investment process, IP’s fund managers will endeavour to establish a dialogue with management to promote company decision making that is in the best interests of shareholders, and is in accordance with good Corporate Governance principles.

Being a major shareholder in a company is more than simply expecting to benefit in its future earnings streams. In IP’s view, it is about helping to provide the capital it needs to grow, it is about being actively involved in its strategy and it is about helping to ensure that shareholder interests are always at the forefront of management’s thoughts.

IP considers that shareholder activism is fundamental to good Corporate Governance. Although this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met, with a view to protecting and enhancing value for our investors in our portfolios.

Engagement will also be proportionate and will reflect the size of holdings, length of holding period and liquidity of the underlying company shares. This is because in most of IP’s investment jurisdictions, the only effective remedy of last resort available to shareholders, other than liquidating their share ownership, is the removal of directors.

2.	Scope

The scope of this policy covers all portfolios that are managed by the IP investment teams located in Henley on Thames, United Kingdom and specifically excludes portfolios that are managed by other investment teams within the wider Invesco group that have their own voting, corporate governance and stewardship policies. As an example, within IP’s ICVC range the following funds are excluded: IP UK Enhanced Index, IP US Equity Benchmark Plus, IP Hong Kong & China, IP Japanese Smaller Companies, IP Global Balanced Index Fund, IP Global ex-UK Core Equity and the IP Global ex-UK Enhanced Index.

3.	Responsible voting

One important means of putting shareholder responsibility into practice is via the exercising of voting rights. In deciding whether to vote shares, IP will take into account such factors as the likely impact of voting on management activity, and where expressed, the preference of clients.   As a result of these two factors, IP will tend to vote on all UK and European shares, but to vote on a more selective basis on other shares. (See Appendix I – Voting on non-UK/European shares).

IP considers that the voting rights attached to its clients’ investments should be actively managed with the same duty of care as that applied to all other aspects of asset administration. As such, voting rights will be exercised on an informed and independent basis, and will not simply be passed back to the company concerned for discretionary voting by the Chairman.

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Invesco Perpetual Policy on Corporate Governance and Stewardship

In voting for or against a proposal, IP will have in mind three objectives, as follows:

•	To protect the rights of its investors
•	To minimise the risk of financial or business impropriety within the companies in which its clients are invested, and
•	To protect the long-term value of its clients’ investments.

It is important to note that, when exercising voting rights, the third option of abstention can also be used as a means of expressing dissatisfaction, or lack of support, to a board on any particular issue. Additionally, in the event of a conflict of interest arising between IP and its clients over a specific issue, IP will either abstain or seek instruction from each client.

IP will actively exercise the voting rights represented by the shares it manages on behalf of its investors where it is granted the discretion to do so. In certain circumstances the discretion is retained by the client, where they wish to be responsible for applying their own right to vote.

Note: Share blocking
Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as the time around a shareholder meeting.

4.	Voting procedures

IP will endeavour to keep under regular review with trustees, depositaries, custodians and third party proxy voting services the practical arrangements for circulating company resolutions and notices of meetings and for exercising votes in accordance with standing or special instructions. Although IP’s proxy voting service will provide research and recommendations for each resolution, each fund manager will cast their vote independently considering their own research and dialogue with company management.

Proxy voting research and services are currently provided by Institutional Shareholder Services (ISS), part of the RiskMetrics Group.

IP will endeavour to review regularly any standing or special instructions on voting and where possible, discuss with company representatives any significant issues.

IP will take into account the implications of stock lending arrangements where this is relevant (that is, when stock is lent to the extent permitted by local regulations, the voting rights attaching to that stock pass to the borrower). However, IP does not currently enter into any stock lending arrangements as it believes the facility does not support active shareholder engagement.

5.	Dialogue with companies

IP will endeavour, where practicable in accordance with its investment approach, to enter into a dialogue with companies based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about corporate governance where these may impact on the best interests of clients. In discussion with company boards and senior non-Executive Directors, IP will endeavour to cover any matters of particular relevance to shareholder value.

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Invesco Perpetual Policy on Corporate Governance and Stewardship

Those people on the inside of a company, most obviously its executives, know their businesses much more intimately. Therefore, it is usually appropriate to leave strategic matters in their hands. However, if that strategy is not working, or alternatives need exploring, IP will seek to influence the direction of that company where practicable. In IP’s view, this is part of its responsibility to investors, where possible, in shaping strategy. Ultimately the business’ performance will have an impact on the returns generated by IP’s portfolios, whether it is in terms of share price performance or dividends, and IP wants to seek to ensure that the capital IP has invested on behalf of its clients is being used as effectively as possible. In the majority of cases IP is broadly in agreement with the direction of a company that it has invested in, as its initial decision to invest will have taken these factors into account. But these issues demand regular re-evaluation, which can only be achieved through company meetings.

The building of this relationship facilitates frank and open discussion, and ongoing interaction is an integral part of the fund manager’s role. The fact that IP has been a major shareholder in a number of companies for a long time, in particular within its domestic UK portfolios, reflects both the fact that IP’s original investment was based on a joint understanding of where the business was going and the ability of the management to execute that plan. Inevitably there are times when IP’s views diverge from those of the company’s executives but, where possible, it attempts to work with the company towards a practical solution. However, IP believes that its status as part-owner of a company means that it has both the right and the responsibility to make its views known. The option of selling out of that business is always open, but normally IP prefers to push for change, even if this can be a slow process.

Specifically when considering resolutions put to shareholders, IP will pay attention to the companies’ compliance with the relevant local requirements. In addition, when analysing the company’s prospects for future profitability and hence returns to shareholders, IP will take many variables into account, including but not limited to, the following:

•	Nomination and audit committees
•	Remuneration committee and directors’ remuneration
•	Board balance and structure
•	Financial reporting principles
•	Internal control system and annual review of its effectiveness
•	Dividend and Capital Management policies
•	Socially Responsible Investing policies

6.	Non-routine resolutions and other topics

These will be considered on a case-by-case basis and where proposals are put to the vote will require proper explanation and justification by (in most instances) the board. Examples of such proposals would be all political donations and any proposal made by a shareholder or body of shareholders (typically a pressure group).

Apart from the three fundamental voting objectives set out under ‘Responsible Voting’ above, considerations that IP might apply to non-routine proposals will include:

•	The degree to which the company’s stated position on the issue could affect its reputation and/or sales, or leave it vulnerable to boycott or selective purchasing
•	Peer group response to the issue in question
•	Whether implementation would achieve the objectives sought in the proposal
•	Whether the matter is best left to the Board’s discretion.

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Invesco Perpetual Policy on Corporate Governance and Stewardship

7.	Evaluation of companies’ environmental, social and governance arrangements

At IP, each fund manager is individually responsible for environmental, social and governance (ESG) matters, rather than utilising ESG professionals or an internal / external discrete team independent from the fund management process. ESG issues are deemed as an essential component of the fund manager’s overall investment responsibilities. Additionally, fund managers may call on the support of the IP Operations team on any ESG matter.

As mentioned in Section 5, company meetings are an integral part of IP’s investment research approach and discussions at these meetings include all matters that might affect the share price, including ESG issues.

IP’s research is structured to give it a detailed understanding of a company’s key historical and future, long-term business drivers, such as demand for its products, pricing power, market share trends, cash flow and management strategy. This enables IP’s investment teams to form a holistic opinion of management strategy, the quality of the management, an opinion on a company’s competitive position, its strategic advantages/ disadvantages, and corporate governance arrangements, thus incorporating any inherent ESG issues.

IP will, when evaluating companies’ governance arrangements, particularly those relating to board structure and composition, give due weight to all relevant factors brought to its attention.

8.	Disclosure and reporting

Although IP acknowledges initiatives of transparency, it is also very aware of its fiduciary duty and the interests of all investors in portfolios managed by them. As such, IP is very cognisant that disclosure of any meeting specific information may have a detrimental affect in its ability to manage its portfolios and ultimately would not be in the best interests of all shareholders. Primarily, this is for investor protection and to allow IP’s fund managers to manage their portfolios in the interests of all its clients.

Although IP does not report specific findings of company meetings for external use, regular illustrations will be provided to demonstrate that active engagement is at the heart of its investment process.

For clients with individual mandates, (i.e. not invested in a fund), IP may discuss specific issues where it can share details of a client’s portfolio with that specific client. Occasionally, where IP has expressed strong views to management over matters of governance, those views have gained media attention, but IP will never seek to encourage such debates in the media.

On request from investors, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians provided that:

•	In IP's view, it does not conflict with the best interests of other investors and
•	It is understood that IP will not be held accountable for the expression of views within such voting instructions and
•
IP is not giving any assurance nor undertaking nor has any obligation to ensure that such instructions resulted in any votes actually being cast. Records of voting instructions within the immediate preceding three months will not normally be provided for activities within the funds managed by IP.

Note:
The record of votes will reflect the voting instruction of the relevant fund manager. This may not be the same as votes actually cast as IP is entirely reliant on third parties complying promptly with such instructions to ensure that such votes are cast correctly. Accordingly, the

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Invesco Perpetual Policy on Corporate Governance and Stewardship

provision of information relating to an instruction does not mean that a vote was actually cast, just that an instruction was given in accordance with a particular view taken.

9.	The UK Stewardship Code

The UK Stewardship Code (the Code)issued by the Financial Reporting Council (FRC) aims to enhance the quality of engagement between institutional investors and companies to help improve long-term returns to shareholders and the efficient exercise of governance responsibilities. The Code sets out seven principles, which support good practice on engagement with UK investee companies and to which the FRC believes institutional investors should aspire. The Code is applied on a ‘comply or explain’ approach. IP sets out below how it complies with each principle or details why it chooses not to.

Principle 1
Institutional investors should publicly disclose their policy on how they will discharge their stewardship responsibilities.

IP complies with Principle 1 and publishes the Invesco Perpetual Policy on Corporate Governance and Stewardship on its website –

http://investor.invescoperpetual.co.uk/portal/site/ipinvestor/aboutus/ukstewardshipcode/

Principle 2
Institutional investors should have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.

IP complies with Principle 2 by meeting its regulatory requirement of having an effective Conflicts of Interest Policy. Any conflicts of interest arising through its stewardship of investee companies will be handled in accordance with that policy.

In respect of stewardship, IP anticipates the opportunity for conflicts arising would be limited, e.g. where it invests in a company that is also a broker (i.e. dealing) of, or client of IP.

Principle 3
Institutional investors should monitor their investee companies.

As an active shareholder, IP complies with Principle 3. Through its investment process, fund managers endeavour to establish on a proportionate basis ongoing dialogue with company management and this is likely to include regular meetings. In discussions with company boards and senior non-Executive Directors, IP will explore any concerns about corporate governance where these may impact on the best interests of clients, together with any other matters of particular value to shareholders.

Meeting company boards of investee companies is a core part of IP’s investment process and IP is committed to keeping records of all future key engagement activities.

When casting votes on behalf of investors, IP keeps detailed records of all instructions given in good faith to third parties such as trustees, depositories and custodians. Although the rationale for voting in a particular manner is not automatically captured through the voting process, the individually responsible fund manager would be expected to be able to clearly articulate their decision whenever required.

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Invesco Perpetual Policy on Corporate Governance and Stewardship

Principle 4
Institutional investors should establish clear guidelines on when and how they will escalate their activities as a method of protecting and enhancing shareholder value.

IP complies with Principle 4 with its fund managers managing corporate governance matters independently being a key part of their investment process to protect and add value on behalf investors. Initially any issues / concerns would be raised by its fund managers through IP’s process of ongoing dialogue and company meetings. On occasions that a fund manager believes an issue is significant enough to be escalated, this will be done through IP’s Chief Investment Officer (CIO) and the IP Operations team who will ensure the relevant internal resources are made available to support the fund manager in securing the most appropriate outcome for IP’s clients.

Principle 5
Institutional investors should be willing to act collectively with other investors where appropriate.

IP is supportive of collective engagement in cases where objectives between parties are mutually agreeable and, as they pertain to the UK market, are not in breach of ‘concert party’ rules. Other shareholders can engage directly with the relevant fund manager or through an investment adviser. Alternatively, enquiries can be directed to the members of the IP Operations team detailed below:

•	Charles Henderson – Head of IP Operations and Dealing
•	Dan Baker – IP Operations Manager

Principle 6
Institutional investors should have a clear policy on voting and disclosure of voting activity.

As detailed in Section 3, IP is committed to voting on all the UK stocks it holds for its underlying investors and where it has the full discretion to do so. Whilst comprehensive records of IP’s voting instructions are maintained, IP does not report specifically on its voting activity. Whilst being mindful of its fiduciary duty and the interest of all investors, IP believes that automatic public disclosure of its voting records may have a detrimental affect on its ability to manage its portfolios and ultimately would not be in the best interest of all shareholders.

On specific requests from clients, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians subject to limitations detailed in Section 8.

Principle 7
Institutional investors should report periodically on their stewardship and voting activities.

IP complies with Principle 7 through a commitment to provide regular illustrations of its engagement activities and to respond to voting record requests from investors in its portfolios on an individual basis.

Although IP does not report specific findings of company meetings for external use, regular illustrations will be provided to demonstrate that active engagement is at the heart of its investment process. On request from investors, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians subject to certain limitations outlined in Section 8. Although the rationale for its voting decision is not captured through the voting process, individual fund managers would be expected to articulate their decision whenever required.

8

Invesco Perpetual Policy on Corporate Governance and Stewardship

Appendix 1

Voting on non-UK/European shares

When deciding whether to exercise the voting rights attached to its clients’ non-UK/European shares, IP will take into consideration a number of factors. These will include the:

•	Likely impact of voting on management activity, versus the cost to the client
•	Portfolio management restrictions (e.g. share blocking) that may result from voting
•	Preferences, where expressed, of clients

Generally, IP will vote on non-UK/European shares by exception only, except where the client or local regulator expressly requires voting on all shares.

Note: Share blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

9

As at 30 September 2010.

Information our products is available on the contact details provided below.

Telephone calls may be recorded.

The value of investments and any income will fluctuate (this may partly be the result of exchange rate fluctuations) and investors may not get back the full amount invested.

Past performance is not a guide to future returns.

Where Invesco Perpetual has expressed views and opinions, these may change.

Invesco Perpetual is a business name of Invesco Asset Management Limited.  Authorised and regulated by the Financial Services Authority.

Invesco Asset Management Limited

Perpetual Park, Perpetual Park Drive, Henley-on-Thames,
Oxfordshire, RG9 1HH
Telephone: Broker Services 0800 0282121
www.invescoperpetual.co.uk

30 Finsbury Square, London EC2A 1AG
Telephone: 020 7065 4000
www.invescoperpetual.co.uk/institutional

Registered in England 949417
Registered Office: 30 Finsbury Square, London, EC2A 1AG

10

INVESCO

I.2           PROXY POLICIES AND PROCEDURES – RETAIL FUNDS

Applicable to	Retail Accounts
Risk Addressed by Policy	breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client best economic interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Last Tested Date
Policy/Procedure Owner	Advisory Compliance
Policy Approver	Fund Board
Approved/Adopted Date	January 1, 2010

The following policies and procedures apply to all retail funds managed by Invesco Advisers, Inc. ("Invesco").1

A.  POLICY STATEMENT

Introduction

Our Belief

The AIM Funds Boards of Trustees and Invesco’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco's typical investment horizon.

Proxy voting is an integral part of Invesco’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.

B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES

Proxy administration

The Invesco Retail Proxy Committee (the “Proxy Committee”) consists of members representing Invesco's Investments, Legal and Compliance departments. Invesco’s Proxy Voting Guidelines (the “Guidelines”) are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco uses information gathered from our own research, company managements, Invesco’s portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’ ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco gives proper consideration to the recommendations of a company’s Board of Directors.

Important principles underlying the Invesco Proxy Voting Guidelines

I.  Accountability

Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board’s accountability to its shareholders.  Consequently, Invesco votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management.

The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

•
Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco’s investment thesis on a company.

•
Director performance. Invesco withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

•
Auditors and Audit Committee members. Invesco believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.

•
Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

•
Classified boards. Invesco supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

•
Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

•	Responsiveness. Invesco withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

•
Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

•
Shareholder access. On business matters with potential financial consequences, Invesco votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II.  Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

•
Executive compensation. Invesco evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

•
Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.

•
Employee stock-purchase plans. Invesco supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

•
Severance agreements. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III.  Capitalization

Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company’s stated reasons for the request. Except where the request could adversely affect the fund’s ownership stake or voting rights, Invesco generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.  Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V.  Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.  Shareholder Proposals on Corporate Governance

Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.

VII.  Shareholder Proposals on Social Responsibility

The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco’s typical investment horizon. Therefore, Invesco abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII.  Routine Business Matters

Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco votes against proposals to conduct other unidentified business at shareholder meetings.

Summary

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco may vote the shares held on a fund-by-fund or account-by-account basis.

Exceptions

In certain circumstances, Invesco may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.

Share-lending programs

One reason that some portion of Invesco’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.

“Share-blocking”

Another example of a situation where Invesco may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.

International constraints

An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

Exceptions to these Guidelines

Invesco retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.

Resolving potential conflicts of interest

A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts. Invesco reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco.

Invesco takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco may engage an independent third party to determine how the proxy should be voted; or (3) Invesco may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

C. RECORDKEEPING

Records are maintained in accordance with Invesco's Recordkeeping Policy.

Policies and Vote Disclosure

A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

Footnotes

1AIM Funds not managed by Invesco Advisers, Inc., are governed by the proxy voting policies of their respective sub-advisors.  Proxy Voting Guidelines applicable to AIM China Fund, AIM Core Bond Fund, AIM Floating Rate Fund, AIM Global Core Equity Fund, AIM Global Equity Fund, AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM International Core Equity Fund, AIM International Total Return Fund, AIM Japan Fund, AIM LIBOR Alpha Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Select Equity Fund, AIM Select Real Estate Income Fund, AIM Short Term Bond Fund, AIM Structured Core Fund, AIM Structured Growth Fund, AIM Structured Value Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund, AIM Trimark Small Companies Fund, AIM U.S. Government Fund are available at our website, http://www.invescoaim.com.

January 2010

These Proxy Policies and Procedures apply to the following three funds of JNL Series Trust: 1) JNL/AIM International Growth Fund, 2) JNL/AIM Large Cap Growth Fund, and 3) JNL/AIM Small Cap Growth Fund

WADDELL & REED INVESTMENT
MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY

PROXY VOTING POLICIES

November 2010

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

I.	General Policy Statement	1
II.	Exclusive Benefit - Investing & Proxy Voting for Fiduciary Shareholders	2
III.	Conflicts of Interest	3
IV.	Proxy Voting Policies (set forth below)
SECTION 1:	PROXY SYSTEM ISSUES	5
1.1	Confidential Voting & Independent Inspections	6
1.2	Equal Proxy Access	7
1.3	Bundled Proxy Proposals	8
	a. Bundled Proxies with the Same Outcome
	b. Bundled Proxies with For and Against Votes
1.4	Absention Vote Proposals	9
SECTION 2:	BOARD OF DIRECTOR ISSUES	10
2.1	Size of Board of Directors	11
	a. Limitations on Shareholder Proposals
	b. Other Changes to the Size of the Board
2.2	Outside Versus Inside Directors	12
	a. Majority of Independent Directors
	b. Sub-committee Composition
2.3	Directors' Term of Office	13
2.4	Classified Board of Directors	14
	a. Staggered Terms
	b. Annual Terms
2.5	Cumulative Voting for Directors	16
2.6	Voting on Director Nominees	17
	a. Attendance
	b. Contested Director Nominees
2.7	Proxy Contests for Election of Directors	18
2.8	Compensation of Directors/Approve Remuneration Report	19
	a. Stock-based Compensation
	b. Retirement Benefits
	c. Remuneration Report
2.9	Liability Protection & Indemnification of Directors	20
	a. Duty of Care
	b. Negligence
	c. Other Limitations to Liability
2.10	Retirement / Removal of Directors	21
	a. Mandatory Retirement
	b. Uncontested Retirement
	c. Contested Removal
2.11	Stock Ownership Requirement for Directors	22
2.12	Separate CEO & Chairperson Positions/Require Independent Board Chairman	23
2.13	Election of Meeting Chairperson	24
2.14	Approval of Minutes and Legal Formalities	25
	a. Approval of Minutes
	b. Proposals to Ratify Resolutions
2.15	Approve Release of Restrictions of Competitive Activities of Directors/Overboarded Directors	26
	a. Shareholder Proposal
	b. Management Proposal
SECTION 3:	CORPORATE GOVERNANCE ISSUES	27
3.1	Ratification of Auditors/Statutory Auditors	29
	a. Ratification / Remuneration of Auditors
	b. Non-audit Services
3.2	Shareholder Right to Call Special Meeting/Authorize Directors to Call a General Meeting Other Than the Annual General Meeting	30
	a. Restrictions on Special Meetings
	b. Proposals to Permit Special Meetings
	c. Calling a General Meeting
3.3	Shareholder Right to Take Action by Written Consent	31
	a. Restrictions Against Written Consent
	b. Proposals to Permit Written Consent
3.4	Super-Majority Vote Requirements	32
	a. Requirements for Supermajority
	b. Proposals to Eliminate Supermajority Requirements
3.5	Mergers, Acquisitions & Other Business Combinations	33
3.6	Authorizing Additional Common Stock	34
3.7	Preferred Stock Authorization	35
3.8	Unequal Voting Rights	36
	a. Issuance of shares with Unequal Rights
	b. Recission of shares with Unequal Rights
3.9	Preemptive Rights	37
3.10	Fair Price Provisions	38
	a. Adoption of Fair Price Provision
	b. Reducing Impediments to Fair Price Provisions
3.11	Payment of "Greenmail"	39
3.12	Rights Plans ("Poison Pills")	40
	a. Adoption of Plan
	b. Submission to Shareholders
3.13	Stakeholder Provisions	41
	a. Adding Consideration of Stakeholder Interests
	b. Removing Consideration of Stakeholder Interests
3.14	Targeted Share Placements	42
3.15	Rights of Appraisal	43
3.16	State of Incorporatoin	44
	a. Changing Place of Incorporation
	b. Consideration of Anti-Takeover Statutes
3.17	Change of Corporate Name	45
3.18	Approval of Dividends	46
	a. Approve Dividends
	b. Excessive Dividends
3.19	Expansion of Business Lines	47
3.20	De-Listing Shares	48
3.21	Repurchase Issued Share Capital	49
	a. Shareholder approval
	b. Board Discretion
3.22	Reduce Share Capital thru Cancellation of Repurchased Shares	50
	a. Cancellation of Repurchased Shares - Terms Spelled Out
	b. Cancellation of Repurchased Shares - Terms Not Spelled Out
3.23	Amend Articles	51
	a. Cancel Warrants
	b. Compliance with rules, regulations or laws
	c. Other reasons
3.24	Accept Financial Statements/Statutory Reports/Financial Budgets	52
	a. Accept Financial Statements, Statutory Reports
	b. Financial Budgets
3.25	Approve Discharge of Board and Senior Management Responsibility for Fiscal Year in Review	53
3.26	Reverse Stock Split	54
SECTION 4:	EXECUTIVE / EMPLOYEE ISSUES	55
4.1	Long-Term Incentive Plans	56
4.2	Severance Agreements ("Golden Parachutes")	57
4.3	Employee Stock Ownership Plans	58
	a. Establishment of Plan
	b. Submission of Plan for Shareholder Approval
4.4	Stock Ownership Requirement for Executives	59
4.5	Clawback of Payments	60
4.6	Reimbursement of Expenses for Shareholder Candidates	61
4.7	Death Benefits ("Golden Coffins")	62
4.8	Stock Option Exchange	63
4.9	Stock Option Repricing	64
SECTION 5:	DISCLOSURE ISSUES	65
5.1	Executive Compensation/Ratify Named Executive Compensation	66
	a. Disclosure of Stock-Related Compensation in Financial Statements
	b. Disclosure of Compensation in Proxies
	c. Compensation Limits
	d. Ratify Named Executive Compensation
5.2	Prior Government Service	67
5.3	Fees Paid to Consultants	68
5.4	Other Disclosure Proposals	69
5.5	Say on Pay	70
	a. Shareholder Proposals
	b. Management Proposals
SECTION 6:	SOCIAL ISSUES	71
6.1	Equal Employment Opportunities	72
6.2	The Environment	73
6.3	Lines of Business (Restrictions)	74
6.4	Animal Rights	75
6.5	Adopt Principles for Health Care Reform	76
6.6	Human Rights	77
SECTION 7:	OTHER ISSUES	78
7.1	Location or Date of Annual Meeting	79
7.2	Political Activity	80
	a. Political Contributions within Legal Limits
	b. Publication of Contributions
7.3	Charitable Contributions	81
7.4	Open or Adjourn Meeting	82
7.5	Share Blocking	83
7.6	Majority Voting Versus Plurality Voting	84
	a. Majority Voting (back-up plans)
	b. Majority Voting (no back-up plan)
7.7	Transact Other Business	85
	a. Other Business (disclosed)
	b. Mergers
7.8	Approve Agenda / Acknowledge Meeting is Properly Convened	86

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
& IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

1.	GENERAL POLICY STATEMENT

It is the policy of both Waddell & Reed Investment Management Company ("WRIMCO") and Ivy Investment Management Company ("IICO") (hereinafter referred to as the "Investment Manager") to vote each proxy solicited by security issuers through Institutional Shareholder Services (herein after referred to as “Service Provider”), according to the policies set forth herein.  The Investment Manager strives to vote each proxy issue in the best interest of the client and/or the client's plan participants.  The Investment Manager has provided these proxy policies to its Service Provider who will vote each proxy accordingly.  If a proxy is received by the Investment Manager or its Service Provider that is not specifically covered by the policies herein, the Investment Manager will receive notice from the Service Provider of the issue and the Investment Manager will review the proxy and attempt to supply the Service Provider with voting instructions.  If, however, the Service Provider does not receive any instructions back from the Investment Manager before the vote deadline, the Service Provider has standing instructions to vote the proxy in the direction favored by Management.

These policies do not apply to any client that explicitly retains authority and discretion to vote its own proxies or had delegated such authority and discretion to a third party.  All proxies received will, whenever possible, be voted and transmitted by means necessary to ensure timely receipt by the tabulating agent prior to the annual or special meeting of shareholders.  It is the general policy of the Investment Manager to vote on all matters presented to security holders in any proxy, but the Investment Manager reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if, in its judgment, the costs associated with voting such proxy outweigh the benefits to clients or if circumstances make such an abstention or withholding otherwise advisable and in the best interest of clients.  Voting proxies with respect to shares of foreign securities may be significantly more difficult than with respect to domestic securities, for instance, there may be situations in which the Investment Manager cannot process proxies where a meeting notice was received too late or where the Investment Manager has not received adequate information from the company to make an informed decision.

An annual report to the client and/or trustees of any plan client regarding proxies voted on shares held in that plan's investment portfolio will be provided upon request within three business days of such request.  Written records of all proxies received and a copy of any report made to trustees will be maintained in client files.  In addition, a record of each client's written request for copies of their respective proxy voting records and the Investment Manager's written response to any written or oral request will be kept by the Investment Manager.

The Investment Manager welcomes inquiries and input on any specific proxy issue of concern to any client, the trustees of any client plan or their authorized representatives.

The following state the general policies of the Investment Manager; however, exceptions to the policies may be deemed appropriate.

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PROXY VOTING POLICIES

2.	EXCLUSIVE BENEFIT – PROXY VOTING FOR FIDUCIARY SHAREHOLDERS

It is the Investment Manager’s responsibility to vote proxy issues solely in the best interests of the clients to whom it has a fiduciary responsibility.  In doing so, it is the Investment Manager’s policy to consider the economic cost or benefit to the clients as investors.  The role of shareholders in corporate governance is typically limited.  A majority of the decisions regarding the daily operations and business strategies of most corporations, including the businesses in which the corporation is engaged, the manner and means in which the corporation chooses to do business, and the determination of the users of its products and services, should primarily be left to management’s discretion.  It is the Investment Manager’s policy that the shareholder should become involved with these matters only when management has failed and the corporation’s performance has suffered, or to protect the rights of shareholders to act.

Some shareholders use the proxy voting process as a platform to reflect political, moral or religious beliefs.  Although the Investment Manager may share the beliefs expressed by means of these proposals, as fiduciaries charged with investing for the exclusive benefit of the clients the Investment Manager serves, as a practical matter, it is impossible for the Investment Manager’s decisions in these matters to reflect the divergent views of the plan participants.  The Investment Manager generally restricts its consideration of a proposal to the economic viewpoint and the effect of the proposal on share value.

The above notwithstanding, it is not the Investment Manager’s intent to consider only the immediate impact of each proposal on the corporation’s bottom line.  For example, corporations would save money by not having independent directors, who must be compensated.  It is clear, however, that it is in the best interest of shareholders to have their interests represented by directors independent of management.  Consequently, the Investment Manager recognizes that, while economic factors are of material concern, other considerations may in some cases be of equal or greater importance with respect to the security of shareholders’ investments over the longer term.

The following are the general proxy voting policies for clients of the Investment Manager.  The policies are intended to be guidelines only and each vote will be analyzed based upon all relevant factors; therefore, a vote may vary from the guidelines from time to time.

3.	CONFLICTS OF INTEREST BETWEEN THE INVESTMENT MANAGER AND ITS CLIENTS

The Investment Manager will use the following three-step process to identify and address conflicts of interest:

(1)	The Investment Manager will attempt to identify any potential conflicts of interest;

(2)	The Investment Manager will then determine if the conflict as identified is material; and

(3)	The Investment Manager will follow the procedures established below to ensure that its proxy voting decisions are based on the best interests of clients and are not the product of a material conflict.

I.           Identifying Conflicts of Interest

The Investment Manager will evaluate the nature of its relationships to assess which, if any, might place the interests of the Investment Manager, as well as those of its affiliates, in conflict with those of the client or the fund’s shareholders on a proxy voting matter.  The Investment Manager will review the following three general categories with respect to any proxy voting matter to determine if there is a conflict:

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Business Relationships – The Investment Manager will review any matter for a material conflict where it (or an affiliate) manages money for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it (or an affiliate) is actively soliciting any such business from a company; or if the Investment Manager has determined that it (or an affiliate) otherwise has a similar significant relationship with a third party.

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Personal Relationships – The Investment Manager will review any matter where it (or an affiliate) has a personal relationship with the issuer’s management or other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.

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Familial Relationships – The Investment Manager will review any matter where it (or an affiliate) has a known familial relationship relating to a company (e.g., a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists. Any person with knowledge of a potential conflict of interest of the Investment Manager (or an affiliate) for a particular item shall disclose that conflict to the Director of Research of the Investment Manager.  Any person with a known potential conflict of interest for a particular item shall disclose that conflict to the Director of Research and otherwise remove himself or herself from the proxy voting process with respect to that item.  The Investment Manager or the Director of Research will also review all known relationships of portfolio managers and senior management for potential conflicts.  The Investment Manager will designate an individual or committee to review all proxies to be voted by the Investment Manager on behalf of a client and identify any potential conflicts of interest on an ongoing basis.

II.     Determining "Material Conflicts"

The Investment Manager will review each relationship identified as having a potential conflict based on the individual facts and circumstances.   For purposes of this review, the Investment Manager will determine materiality based on the reasonable likelihood that the relationship, in the particular context, would be viewed as important by the average shareholder.

III.           Procedures to Address Material Conflicts

The Investment Manager will use one or more of the following methods to vote proxies that have been determined to present a "Material Conflict."

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Use a Proxy Voting Service for Specific Proposals –  As a primary means of voting proxies where there is a Material Conflict if no client direction is provided, the Investment Manager will vote per the recommendation of an independent proxy voting service Risk Metrics or another independent third party if a recommendation from Risk Metrics is unavailable).

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Client directed – If the Material Conflict arises on a proxy to be voted for a third-party account and the client provides voting instructions on a particular vote, the Investment Manager will vote according to the directions provided by the client.

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Use a Predetermined Voting Policy – If no directives are provided by an independent proxy voting service or, alternatively, by the client, the Investment Manager may vote Material Conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter.  If the issue involves a Material Conflict and the Investment Manager uses this method, the Investment Manager will not be permitted to vary from the established Voting Policies established herein.

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Seek Client or Board Guidance – Finally, if the Material Conflict does not fall within one of the situations referenced above, the Investment Manager may seek guidance from the client or the fund’s board of directors on voting the proxy for such matters.  Under this method, the Investment Manager will disclose the nature of the conflict to the client or the fund board (or a committee of the board of directors consisting primarily of disinterested directors and to whom authority to direct proxy voting has been delegated) and obtain consent or direction to vote the proxies.

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PROXY VOTING POLICIES

SECTION 1 - PROXY SYSTEM ISSUES

ITEM 1.1. -	CONFIDENTIAL VOTING & INDEPENDENT INSPECTIONS	6
ITEM 1.2. -	EQUAL PROXY ACCESS PROPOSALS	7
ITEM 1.3. -	BUNDLED PROXY PROPOSALS	8
ITEM 1.4. -	ABSTENTION VOTE PROPOSALS	9

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PROXY VOTING POLICIES

ITEM 1.1.	CONFIDENTIAL VOTING & INDEPENDENT INSPECTIONS

Policy	We will vote FOR proposals requiring that proxy voting tabulations identifying shareholders and how they voted be kept confidential and that tabulations be made by an independent third party.

Reasons
In an open system with access to how individual shareholders voted, management could attempt to influence the vote outcome by contacting shareholders and trying to persuade them to change their vote.  While we do not believe that active coercive pressure is common, some shareholders or fiduciaries with proxy voting responsibilities might feel threatened by the fear of a retaliatory reaction to a vote against management that could affect current or prospective business relationships.

Alternatively, a confidential proxy tabulation procedure could hinder the ability of the corporation to communicate effectively with the shareholders.  We do not believe this to be the case.  While management should be allowed to learn which shareholders have or have not voted, there is no reason for them to know how the votes were cast.  We further believe that a confidential procedure can be obtained at a reasonable cost (many corporations have such a procedure), and that the protection afforded to shareholders is worth the expense.

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  PROXY VOTING POLICIES

ITEM 1.2.	EQUAL PROXY ACCESS PROPOSALS

Policy
We will vote AGAINST proposals providing shareholders with access to the proxy statement in order to present their views or positions on issues being presented for shareholder vote in the proxy statement.

Reasons
Although this proposal appears to provide shareholders with the opportunity for increased input on corporate governance and the opportunity to entertain alternative viewpoints, the policy raises several material administrative concerns.  These include matters of time (as to notice and response), volume (as to the potential for a vast number of statements submitted for inclusion), decision (as to which shareholder statements should be included) and corporate exposure (as to the potential for false and misleading information).

Because of the complexity and administrative difficulty associated with such a practice and the potential for serious deterioration of the proxy statement as a communication channel between a corporation and its shareholders, we believe this proposal is not in the best interest of shareholders.  We do support, however, legislative and regulatory efforts to improve the information required to be included in the proxy statement, to ease the restrictions for shareholder proposals to be included in the proxy statement, and to establish controlled procedures which allow greater participation in corporate governance.

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PROXY VOTING POLICIES

ITEM 1.3.	BUNDLED PROXY PROPOSALS

a) Policy	We will vote FOR a bundled proposal if we would vote FOR each proposal separately.

b) Policy
We will vote any “bundled” proposals (two or more proxy proposals bundled together and submitted to shareholders as one proposal) on a CASE-BY-CASE basis where we would not otherwise vote “for” each proposal separately.

Reasons
In some cases, it is appropriate for related proposals to be bundled together.  However, certain corporations have bundled together proposals that should be considered separately.  In some cases, these separate proposals have had substantially different potential impact on the ability of shareholders to participate in corporate governance.

We will separately evaluate each proposal in a bundled proposal and will generally vote FOR a bundled proposal only if we would vote FOR each proposal separately.  However, one proposal in a bundled proposal might be so important as to override our objection to another element and cause us to vote for the bundled proposal when we otherwise would not.

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PROXY VOTING POLICIES

ITEM 1.4.	ABSTENTION VOTE PROPOSALS

Policy	We will vote FOR proposals which recommend that votes to abstain not be counted as votes cast, unless inclusion of abstention votes is required by state law.

Reasons
The shareholder vote required to pass proxy proposals is generally prescribed by state law, and some of these laws require a "majority of votes cast" at the shareholder meeting.  Common practice is to interpret votes "cast" to mean all votes for, against, or to abstain.  This proposal ignores the abstention votes in calculating whether a proposal passes or fails; in other words, a decision would be on the basis of votes "for" versus votes "against."

The argument supporting this proposal assumes that shareholders who feel strongly about an issue will vote for or against, and not vote to abstain.  Shareholders who vote to abstain should be treated the same as shareholders who do not vote at all.  While we recognize the need to consider abstention votes for quorum requirements, we think that proxy proposals should be decided on the basis of votes cast for or against.

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PROXY VOTING POLICIES

SECTION 2 - BOARD OF DIRECTORS ISSUES

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PROXY VOTING POLICIES

ITEM 2.1.	SIZE OF THE BOARD OF DIRECTORS

a) Policy	We will vote AGAINST proposals which limit shareholder ability to change the size of the Board of Directors (the "Board").

Reasons
Management arguments in favor of such a proposal cite concerns about a dominant shareholder's ability to engage in worse-case scenario activities that were not in the other shareholders' best interests if the restriction didn't exist, but generally ignore circumstances under which a dominant shareholder might seek the ability to effect positive change.

Although we generally believe that the shareholders are the owners of the corporation and the group to whom the directors are responsible, we recognize that there may be certain times and special circumstances that such a limitation may in fact be in the best interest of shareholders.  In these cases, the limitation should be of short duration.

b) Policy	We will vote proposals to increase or decrease the size of the Board on a CASE-BY-CASE basis.

Reasons
There are many reasons why the size of the Board may legitimately need to be changed.  Corporate growth may require an increase in the number of directors to be able to properly direct and monitor the corporation's activities.  Likewise, a Board can be too cumbersome and need streamlining for efficiency.  It is possible, however, for a Board to institute change for reasons that may not be in the best interest of shareholders, such as increasing the number of directors to make a takeover less likely or decreasing to freeze out a shareholder activist.  We will be guided by our belief as to the motivations for the proposal and we will vote for proposals to increase or decrease the size of the Board as long as we believe that the reasons for the change are in the best interest of the shareholders.

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PROXY VOTING POLICIES

ITEM 2.2.	OUTSIDE VERSUS INSIDE DIRECTORS

a) Policy	We will vote FOR proposals requiring that a majority of the Board be outside directors.

b) Policy	We will vote FOR proposals that major committees of the Board, such as audit, compensation and nominating committees, be comprised exclusively of outside directors.

Reasons
Outside directors generally bring to the Board the highest degree of objectivity and an independent perspective regarding the issues facing the corporation.  Directors' responsibilities include issues that directly impact management, such as executive compensation policies and responding to takeover offers.  We believe that a majority of the Board should be free from conflicts of interest inherent in issues such as these.

We also believe that certain committees of the Board should consist entirely of outside directors for the purpose of best protecting shareholder interests.

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  PROXY VOTING POLICIES

ITEM 2.3.	DIRECTORS' TERM OF OFFICE

Policy	We will vote AGAINST proposals to limit the tenure of outside directors.

Reasons
While we tend to agree that the fresh outlook new directors can bring to the Board is in many cases of benefit to the shareholders, there are other factors that must be considered as well, such as experience, continuity and stability.

A tenure limit has the potential to harm shareholder interests, especially at times when the Board needs experience, continuity and stability the most.  We believe shareholders have adequate opportunity to evaluate and vote on individual directors and their tenure by retaining the right to elect directors annually.

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  IVY INVESTMENT MANAGEMENT COMPANY
  PROXY VOTING POLICIES

ITEM 2.4.	CLASSIFIED BOARD OF DIRECTORS

a) Policy	We will vote AGAINST proposals seeking to classify the Board into three classes with staggered terms of office.

b) Policy	We will vote FOR proposals requesting the election of all directors annually and not by classes or with staggered terms of office.

Reasons
The practice of dividing the Board of Directors into three classes and electing approximately one-third of the directors each year has been adopted by some corporations and continues to be proposed by others.

Management agreements favoring classification generally include a position that staggered terms help ensure the presence of a majority of directors familiar with corporate operations, which would benefit shareholders by providing experience, continuity and stability.  In addition, management purports that a classified Board would strengthen the position of the Board in dealing with "abusive tactics" used in takeover activities.

Shareholder proposals, prevalent in cases where a classified Board has been previously adopted, take the position that classification makes it more difficult to change the composition of the Board.  Obviously, two shareholder meetings would be required to change a majority of the Board.  Proponents of annual election of all directors contend that shareholders should have the opportunity to determine the entire Board membership each year.

We believe that annual election of directors is desirable for the following reasons:

A.	We believe that, under normal circumstances and without reason to do so otherwise, shareholders will tend to re-elect the directors proposed, thus ensuring continuity and stability.

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  PROXY VOTING POLICIES

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B.	We believe shareholders should have the ability to change a majority of the Board if circumstances so warrant, without having to utilize two shareholder meetings to do so.

C.
We agree that a classified Board provides anti-takeover protection; however, there are clearly times when a corporate takeover might be to the material benefit of shareholders.  We believe that this factor outweighs other considerations.

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PROXY VOTING POLICIES

ITEM 2.5.	CUMULATIVE VOTING FOR DIRECTORS

Policy	We will vote AGAINST proposals requiring the provision for cumulative voting in the election of directors.

Reasons
Cumulative voting means that each shareholder is entitled to as many votes as shall equal the number of shares owned multiplied by the number of directors being elected, and that the shareholder may cast all votes for a single candidate or any two or more of them as the shareholder sees fit.

Cumulative voting may allow a minority group of shareholders to cause the election of one or more directors. This can be good or bad depending on the relation of the outcome to the best interest of all shareholders.  The minority group may tend to represent only the special interests of that group.  We believe that the privilege of cumulative voting has often been used to further the interests of a few without regard for the interests of the entire body of shareholders.  Accordingly, it is our position that directors should be elected based on the shareholder having one vote for each share held.

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PROXY VOTING POLICIES

ITEM 2.6.	VOTING ON DIRECTOR NOMINEES

a) Policy	We will vote FOR a slate of directors or an individual director if they have attended at least 75% of all regular board meetings, committee meetings and special meetings.

b) Policy	We will vote all other proxies on director nominees on a CASE-BY-CASE basis.

Reasons
In an uncontested election there is not a list of directors from which shareholders may choose.  Rather, shareholders are given a list of nominees selected by management and the Board and asked to vote "for" the slate or, if they choose, to "withhold" votes from individual nominees.  Generally, there is little information available concerning individual directors, especially non-management directors.  Information on directors should become more readily available as corporate governance evolves.

Currently, we would generally vote “against” a slate of directors or “withhold” our votes from individual directors if we had reason to believe:

A.	The Board has taken an action which we felt was clearly negligent.

B.	An individual director was for any reason unfit to serve in that capacity, i.e., mental or physical capacity.

C.	An individual director had a clear conflict of interest.

D.	Attendance for a director fell below 75% on all Board meetings and no valid reason for absence is given.

E.	There is a lack of disclosure on the director nominee.

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PROXY VOTING POLICIES

ITEM 2.7.	PROXY CONTESTS FOR ELECTION OF DIRECTORS

Policy	We will evaluate each contested election of directors on a CASE-BY-CASE basis.

Reasons
A contested election generally means that two groups, management and an outside dissident group, have each issued a proxy statement and proxy card.  While the other issues on the two cards may be identical, the director nominee slates are usually different, as the dissident group offers nominees it expects to support its goals and programs.

A thorough evaluation of what each side is offering to shareholders must be performed, including the likelihood of each group being able to accomplish their promises.  The evaluation will include a review of the track record of both management and the dissident group. The decision must ultimately be made based upon our expectation of achievable value.

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PROXY VOTING POLICIES

ITEM 2.8.	COMPENSATION OF DIRECTORS/APPROVE REMUNERATION REPORT

a) Policy	We will vote proposals relating to the compensation of directors, including stock-based compensation in the case of non-employee directors on a CASE-BY-CASE basis

b) Policy	We will vote AGAINST proposals relating to the provision of retirement benefits to outside directors.

c) Policy	We will vote proposals to approve the remuneration report for directors and executives on a CASE-BY-CASE basis.

Reasons
We believe that it is in the best interests of shareholders that directors be fairly compensated for the time, effort and expense required to perform their responsibilities.  This is necessary to attract and retain quality directors.

The use of stock or stock option awards is a reasonable means of providing such compensation and also aligns the interests of the outside director with those of the shareholders. These plans generally include restrictions on the exercise of options granted thereunder or the subsequent sale of shares.

However, concerning retirement plans, outside directors should be thought of as independent contractors; they are not employees, full-time or otherwise.  Most proposed director plans base retirement benefits on the length of time the director has served on the Board which puts at risk the independent nature of the role of the outside director.

We generally vote “for” proposals relating to the compensation of directors, so long as the proposals are reasonable as to terms and amounts.

The following are factors that can determine whether a plan is reasonable:

1)	Exercise price of non-qualified stock options are greater than 85% of fair market value:

2)	The compensation plan amounts to less than 10% of the shares available for grant.

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PROXY VOTING POLICIES

ITEM 2.9.	LIABILITY PROTECTION & INDEMNIFICATION OF DIRECTORS

a) Policy	We will vote AGAINST proposals to limit or eliminate liability for monetary damages for violating the duty of care.

b) Policy
We will vote AGAINST indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention.

c) Policy
All other management proposals relating to the limitation or elimination of the personal liability of directors and officers to the corporation or its shareholders for monetary damages and/or to indemnify directors under an indemnity agreement, not falling within the two policies referenced above will be examined on a CASE-BY-CASE basis.

Reasons
The incidence of litigation seeking to impose liability on directors of publicly-held corporations has increased in recent years.  The cost of defending or settling these actions is typically beyond the means of the directors named.

Historically, insurance policies for directors & officers could be secured for protection against liability; however the cost of such policies has risen dramatically, if such coverage is available at all.

The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. We will support such protection so long as it does not exceed reasonable standards.

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PROXY VOTING POLICIES

ITEM 2.10.	RETIREMENT / REMOVAL OF DIRECTORS

a) Policy	We would vote AGAINST proposals for the adoption of a mandatory retirement policy for directors.

b) Policy	We will vote FOR management requests to approve the uncontested retirement of directors.

c) Policy	Contested proxy requests to approve the removal of directors and/or management will be reviewed on a CASE-BY-CASE basis.

Reasons
Our examination of such proposals will include consideration of the magnitude and timing of the effect on the current Board, and an attempt to determine the reasons for the proposal.  Management may propose to remove one or more directors that management believes is no longer able to serve effectively.  Management is in a better position than shareholders to realize this circumstance and the opportunity for fresh ideas and input would be in the shareholders' best interest in this case.

However, it is possible that management may be seeking to replace a director who is actively and independently supporting the shareholders' best interests, refusing to rubber-stamp management's desired actions.  In such circumstance, it would clearly be in the best interest of shareholders to vote against such a proposal.

In general, we believe management is in the best position to decide retirement policy.  We would tend to vote FOR such a “shareholder” proposal only if we felt that management's lackluster record could best be turned around by this means.

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PROXY VOTING POLICIES

ITEM 2.11.	STOCK OWNERSHIP REQUIREMENT FOR DIRECTORS

Policy	We will vote AGAINST proposals requiring a minimum stock ownership position on the part of directors, whether in shares or at some level of market value.

Reasons
We do not oppose stock ownership by directors; rather we believe that stock ownership tends to align the interests of directors and shareholders.  The inflexible requirement usually found in these proposals, however, is not in the best interest of shareholders.  A mandatory requirement for stock ownership may preclude the corporation from acquiring the services of an otherwise qualified director.

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PROXY VOTING POLICIES

ITEM 2.12.	SEPARATE CEO AND CHAIRPERSON POSITIONS/REQUIRE INDEPENDENT BOARD CHAIRMAN

Policy	Proposals to prohibit the CEO from also serving as Chairperson will be examined on a CASE-BY-CASE basis.

Reasons
Our examination of such proposals will include consideration of the magnitude and effect on the current Board and we will attempt to determine the reason for the proposal.  Management may be seeking to gain greater control over the company by combining previously separated positions which could run contrary to shareholder interest.

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PROXY VOTING POLICIES

ITEM 2.13.	ELECTION OF MEETING CHAIRPERSON (OR SHAREHOLDER REPRESENTATIVE SUPERVISOR OR DESIGNATION OF AN INSPECTOR)

Policy	We will vote FOR proposals to elect a special Chairperson of the meeting (or shareholder representative supervisor or designate an inspector).

Reasons
A special Chairperson of the meeting (or shareholder representative or designated inspector) could bring a new degree of objectivity and/or an independent perspective on issues facing the corporation under certain circumstances.  This specially elected person could provide additional protection of shareholder interests.

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PROXY VOTING POLICIES

ITEM 2.14.	APPROVAL OF MINUTES / APPROVAL OF LEGAL FORMALITIES

a) Policy	We will vote FOR proposals to approve the minutes of the previous meeting of the Board of Directors.

Reasons
This is a routine matter that is typically not presented to the shareholders for approval as the minutes presented for approval are reflective of matters presented, discussed and voted on at the previous meeting of the Board of Directors.

Typically foreign meetings (Spain)

b) Policy	We will vote FOR proposals to ratify and execute approved resolutions or approve other legal formalities required of the Board.

Reasons	These are typically routine legal formalities and of no consequence to shareholders.

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PROXY VOTING POLICIES

ITEM 2.15.	APPROVE RELEASE OF RESTRICTIONS OF COMPETITIVE ACTIVITIES OF DIRECTORS/OVERBOARDED DIRECTORS

a) Policy	We will vote AGAINST shareholder proposals restricting outside board activity.

b) Policy	We will vote FOR management proposals to release restrictions of competitive activities of directors.

Reasons	We believe that as long as the directors meet minimum director meeting requirements then no concerns exist.

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PROXY VOTING POLICIES

SECTION 3 - CORPORATE GOVERNANCE ISSUES

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PROXY VOTING POLICIES

ITEM 3.1.	RATIFICATION OF AUDITORS/STATUTORY AUDITORS

a) Policy
We will vote FOR the ratification of the appointment, reappointment and/or to fix remuneration of the independent accountants/auditors, unless reasons as discussed below exist which cause us to vote against the appointment.

b) Policy	If the auditing relationship is continuing, we will vote AGAINST the reappointment of the independent accountants / auditors for the following reasons:

A.	The auditing firm has become complacent in the performance of its duties;

B.	The auditing firm has been found, for any reason, unfit to serve in that capacity by a court of law or an independent adjudicator with the power to enforce its findings; or

C.	The auditing firm had a clear conflict of interest, as measured by current best practices, GAAP or the Pubic Company Accounting Oversight Board.

c) Policy	We will vote FOR a shareholder proposal to prohibit an accountant / auditor from providing non-audit services, if the accountant / auditor is not currently engaged in such capacity.

Reasons
If there is a change in auditors from the previous year we will attempt to determine the reason for the change.  Sometimes management will obtain a letter from the previous auditor that states that the change is not being made because of a disagreement between the auditing firm and management.  We approve of such disclosure in the proxy statement.

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PROXY VOTING POLICIES

ITEM 3.2.	SHAREHOLDER RIGHT TO CALL SPECIAL MEETINGS/AUTHORIZE DIRECTORS TO CALL A GENERAL MEETING OTHER THAN ANNUAL GENERAL MEETING

a) Policy	We will vote AGAINST proposals to restrict or prohibit the right of shareholders to call special meetings.

b) Policy	We will vote FOR proposals that allow shareholders to call special meetings or that reduce restrictions on the right of shareholders to call special meetings.

c) Policy	We will vote FOR management’s proposal to call a general meeting with 14 days notice.

Reasons
Restricting the ability of shareholders to call a special meeting insulates the Board from the will of the shareholders to whom it is responsible and, in our opinion, transfers corporate governance rights to management which rightfully belong to shareholders.  We believe that corporate governance rights of shareholders should not be restricted to once a year, which is particularly important in the case of a takeover attempt.

EU Member States are permitted to call meetings with a minimum 14 days notice if the resolution is voted on a passed by two-thirds majority at the annual meeting.

The implementation of such a plan is clearly intended as an anti-takeover device.  Shareholders may be denied the opportunity to respond to an offer which they find attractive if the right to call a special meeting is denied.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
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PROXY VOTING POLICIES

ITEM 3.3.	SHAREHOLDER RIGHT TO TAKE ACTION BY WRITTEN CONSENT

a) Policy	We will vote AGAINST proposals to amend the Articles of Incorporation to require that any shareholder action be taken only at a meeting of shareholders.

b) Policy	We will vote FOR proposals which provide for the right of shareholders to take action by written consent.

Reasons
This proposal seeks to eliminate the right of shareholders to take action by written consent signed by the holders of securities sufficient to take such an action at a shareholder meeting.

As in the case of shareholder right to call a special meeting, we feel that the protection of the corporate governance rights of shareholders is best accomplished if the shareholders have the ability to take action at other than annual meetings.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
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PROXY VOTING POLICIES

ITEM 3.4.	SUPER-MAJORITY VOTE REQUIREMENTS

a) Policy	We will vote AGAINST proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

b) Policy	We will vote FOR proposals to lower supermajority vote requirements to amend charter or bylaw provisions, or to approve mergers or other significant business combinations.

Reasons
Certain management proposals calling for an amendment to the corporation's Charter, Bylaws or Articles of Incorporation include a provision whereby a vote of more than a majority of shares would be required to subsequently amend the current proposal or other matters.  Usually, these anti-takeover provisions require an affirmative vote of the holders of from 66 2/3% to 85% of the shares eligible to vote.

It is our position that such proposals are inherently not in the best interests of shareholders, believing that a majority of shareholders, the owners of the corporation, are entitled to govern.  Consequently, we would generally oppose such proposal unless the nature of the proposal requiring a supermajority vote is sufficiently important to the best interest of the shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
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PROXY VOTING POLICIES

ITEM 3.5.	MERGERS, ACQUISITIONS & OTHER BUSINESS COMBINATIONS

Policy	Proposals seeking approval of a merger between the corporation and other entities and related matters, or relating to acquisitions of or by the corporation will be examined on a CASE-BY-CASE basis.

Reasons
We will review all available information relating to any proposed merger or acquisition to determine its potential impact on shareholders.  If we determine such action to be in the shareholders' best interest, we will vote FOR such a proposal.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
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PROXY VOTING POLICIES

ITEM 3.6.	AUTHORIZING ADDITIONAL COMMON STOCK

Policy	We will vote FOR proposals to authorize an increase in the number of authorized shares of common stock.

Reasons
Often an increase in the number of authorized common shares is desirable, sometimes in conjunction with a stock split designed to make the stock, at a reduced price, more widely available in a broader market.  Additionally, the availability of a sufficient number of shares gives management the flexibility to obtain equity financing for many purposes, including acquisitions.

While there are anti-takeover uses for excess available shares, we believe that the necessity of financing flexibility overrides these other concerns.  We tend to oppose anti-takeover devices in general and believe that there are other means of protection against anti-takeover provisions.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
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PROXY VOTING POLICIES

ITEM 3.7.	PREFERRED STOCK AUTHORIZATION

Policy	Proposals to authorize new classes of preferred stock, or to increase the number of authorized shares of preferred stock, will be examined on a CASE-BY-CASE basis.

Reasons
On occasion, management seeks to issue a new class of stock, usually a preferred issue.  Although there are sound business purposes for the use of preferred stock, which we support, we believe that the terms of the preferred issue, including voting, conversion, distribution and other rights should be made clear at the time approval is requested.  If these terms are not identified, in which case the issue is referred to as "Blank Check Preferred Stock", we will vote against efforts to authorize the issue or increase the number of shares authorized under such an outstanding issue.

Blank Check Preferred Stock is a powerful anti-takeover defense tool, as management is given the power and discretion to set terms, such as superior voting rights, which are attached to shares typically sold into "friendly" hands to oppose a takeover attempt.  We generally oppose such barriers to hostile offers, preferring instead to have such offers fully considered by shareholders.

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PROXY VOTING POLICIES

ITEM 3.8.	UNEQUAL VOTING RIGHTS

a) Policy	We will vote AGAINST proposals authorizing or issuing shares with superior or otherwise unequal voting rights.

b) Policy	We will vote FOR proposals calling for the rescission of shares or classes of shares which have superior voting rights.

Reasons
The term "unequal voting rights" can apply in a number of different situations, the most common of which is dual-class voting.  This refers to corporations with two different classes of voting stock, one of which carries more votes per share than the other; for example, Class A Common may have one vote per share while Class B Common has ten votes per share.  Another type is time-phased voting, where voting rights increase with the length of time the shares are owned by a single investor, then revert to the minimum number of votes when the shares are traded.  Other corporations have set a limit on the number of votes which may be cast by a single shareholder.  All of these types of voting arrangements were created to give an ownership advantage to an individual or group, such as in the case of a family business going public.

While some of these arrangements have been eliminated by law or regulation, those corporations where such arrangements already existed were not required to restructure.  Also, there is no guarantee that such rules will not again be changed.  In general, it is our belief that the "one share, one vote" process that is prevalent in publicly held corporations is in the best interest of shareholders.

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PROXY VOTING POLICIES

ITEM 3.9.	PREEMPTIVE RIGHTS

a) Policy	We will vote proposals to issue shares with or without preemptive rights on a CASE-BY-CASE basis.

Reasons
There are several factors such as (but not limited to) the size of the company, the industry of the company, and the liquidity of the stock, that go into determining if shares with or without preemptive rights should be issued.  Our Director of Research will review the factors to make an informed decision on what would be in shareholders’ best interest.

  WADDELL & REED INVESTMENT MANAGEMENT COMPANY
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PROXY VOTING POLICIES

ITEM 3.10.	FAIR PRICE PROVISIONS

a) Policy
We will vote FOR proposals to adopt a fair price provision, if the shareholder vote requirement included in the provision calls for no more than a majority of the disinterested shares.  We will vote AGAINST all such provisions that require more than a majority vote.

b) Policy	We will vote FOR proposals to lower the supermajority shareholder vote requirement included in existing fair price provisions, or to submit the fair price provision to a shareholder vote.

Reasons
Fair price provisions are legitimately used to allow a bidder to consummate a merger or acquisition without Board approval or a shareholder vote as long as the offer satisfies the price requirement contained in the provision.  The common requirement is that the acquirer must pay the same share price to minority shareholders as was paid to gain a controlling interest.

The protection afforded by a fair price provision applies primarily to a two-tier offer.  Normally, the acquirer will first offer to pay a premium and accept only a sufficient number of shares in the first tier to acquire control, and will offer to pay cash for those shares.  In the second tier, those shareholders who remain may be offered a lower price which may also include securities rather than cash.  Typically, shareholders will rush to tender their shares whether or not the offer is in their best interest to avoid being caught in the second, and less desirable, tier.  We feel this two-tier, front-end loaded tender offer is inherently coercive and abusive and believe that a properly constructed fair price provision is probably the best defense against it.

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PROXY VOTING POLICIES

ITEM 3.11.	PAYMENT OF "GREENMAIL"

Policy	We will vote FOR proposals to prohibit the payment of "Greenmail".

Reasons
The term "Greenmail" applies to a situation where a corporation offers to buy shares of its stock from an individual investor or group of investors at a price not offered to all shareholders, often in excess of the prevailing market price.  This usually occurs when an unfriendly investor or group has acquired a significant position in the corporation's securities and may have announced an intention to acquire control.

We believe that the payment of such an excess price to specific shareholders without offering the same price to minority shareholders is inequitable and unfair to such minority shareholders.

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PROXY VOTING POLICIES

ITEM 3.12.	RIGHTS PLANS ("POISON PILLS")

a) Policy	We will vote AGAINST proposals for the adoption of a Shareholder Rights Plan (sometimes "Purchase Rights Plan").

b) Policy	We will vote FOR proposals requiring the corporation to redeem the rights granted under a previously adopted Shareholder Rights Plan, or to submit the Plan to a vote of the shareholders.

Reasons
Shareholder Rights Plans provide certain rights to purchase new shares which are exercisable in the event an unsolicited offer made by a third party to acquire the corporation takes place.  These plans are often adopted by the Board without being submitted for shareholder approval.  The Plan is generally intended to protect the shareholders against unfair or coercive takeover tactics.

Positions taken against such Plans point out that the effect of these plans is to deny shareholders the right to decide these important issues, a basic right of ownership, and the opportunity to sell their shares at advantageous prices to potential bidders.

As previously stated, we believe that anti-takeover proposals are generally not in the best interest of shareholders.  Such a Plan gives the Board virtual veto power over acquisition offers which may well offer material benefits to shareholders.

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PROXY VOTING POLICIES

ITEM 3.13.	STAKEHOLDER PROVISIONS

a) Policy	We will vote AGAINST proposals allowing the Board to consider stakeholder interests when faced with a takeover offer.

b) Policy	We will vote FOR proposals to remove existing charter and bylaw provisions allowing the Board to consider stakeholder interests when faced with a takeover offer.

Reasons
The stakeholder concept promotes the belief that corporations owe a duty to constituencies other than shareholders, including local communities, employees, suppliers and creditors.  Such a duty is undeniable; we fully believe that corporations have certain social and legal responsibilities that cannot be ignored.  These might include the obligation to provide a safe workplace and to pay creditors responsibly.

This issue has developed into one of accountability.  We believe that our legal and economic system is soundly based on the accountability of corporate managers to the shareholders whose capital is at risk.  While we recognize the obligations of the corporation to its other constituents, we cannot support provisions which undermine the principle that the first responsibility of directors is to the shareholder.

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PROXY VOTING POLICIES

ITEM 3.14.	TARGETED SHARE PLACEMENTS

Policy
We will examine proposals requesting that corporations first obtain shareholder authorization before issuing voting stock, warrants, rights or other securities convertible into voting stock, to any person or group, unless the voting rights at stake in the placement represent less than five percent of existing voting rights, on a CASE-BY-CASE basis.

Reasons
One of the more powerful takeover defenses developed by management is the placement of large blocks of stock into friendly hands.  In some cases, the benefits gained by the "white knight" have included significant monetary advantages and preferential treatment not offered to other shareholders.  This is clearly not in the best interest of the other shareholders.

Generally, we would vote FOR the type of shareholder proposals stated above, but we also recognize that for certain corporations and in certain circumstances we might choose to do otherwise when we felt the best interests of the shareholders so warrant.

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PROXY VOTING POLICIES

ITEM 3.15.	RIGHTS OF APPRAISAL

Policy	We would vote FOR proposals to provide rights of appraisal to dissenting shareholders.

Reasons
Rights of appraisal provide shareholders who do not approve the terms of a merger the right to demand a judicial review to determine a fair market value for their shares.  In certain cases, particularly without a fair price provision, rights of appraisal might be the only remedy of unsatisfied shareholders.

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PROXY VOTING POLICIES

ITEM 3.16.	STATE OF INCORPORATION

a) Policy	Proposals to change a corporation's state of incorporation will be examined on a CASE-BY-CASE basis.

b) Policy	Proposals to opt-in or opt-out of state anti-takeover statutes will also be examined on a CASE-BY-CASE basis.

Reasons
On occasion, a corporation will seek to change its state of incorporation.  Although we generally believe management should have the right to make this determination, some states, in order to increase state revenues, have instituted laws and regulations meant to lure corporations to change their domicile, sometimes contrary to the best interest of corporate shareholders.  A careful evaluation is necessary to determine the impact of such a change on shareholders' ability to maintain their rights of corporate governance.

Some states also have certain statutes, including anti-takeover statutes, which corporations may adopt or reject as they choose.  This has given rise to management attempts to opt-in and shareholder efforts to opt-out of these statutes.  Again, a careful evaluation as to shareholders' best interest is required.

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PROXY VOTING POLICIES

ITEM 3.17.	CHANGE OF CORPORATE NAME

Policy	We will vote FOR proposals to amend the Articles of Incorporation whereby the corporation shall change its name.

Reasons
A name change is usually related to a merger or acquisition and/or reflects the corporation's desire to have the corporate name more accurately reflect its primary business activity or entity.  Unless for some reason we feel the name change will be so detrimental to the business as to negatively affect share value, we would support such a change.

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PROXY VOTING POLICIES

ITEM 3.18.	APPROVAL OF DIVIDENDS

a) Policy	We will generally vote FOR proposals to approve dividends.

b) Policy	We will vote AGAINST the approval of dividends if they significantly deviate from industry best practices and/or industry norms.
Reasons
Dividends are usually considered “positive” for shareholders unless, based on the company’s financial circumstances, the dividend could be considered excessive or could otherwise be considered detrimental to the business or negatively impact share value.

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PROXY VOTING POLICIES

ITEM 3.19.	EXPANSION OF BUSINESS LINES, PRODUCTS AND/OR SERVICES

Policy	We will vote FOR proposals to expand business lines, products and/or services.

Reasons	It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to expand business lines, products or services.

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PROXY VOTING POLICIES

ITEM 3.20.	DE-LISTING SHARES.

Policy	We will vote FOR proposals to de-list company shares.

Reasons	It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to de-list its shares.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
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PROXY VOTING POLICIES

ITEM 3.21.	REPURCHASE ISSUED SHARE CAPITAL.

a) Policy	We will vote FOR proposals to repurchase issued share capital.

Reasons
It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to repurchase issued share capital unless it is believed that such action is not being taken in the best interest of the shareholders.

Japanese Meetings Only

b) Policy	We will vote FOR proposals to repurchase shares at the Board’s discretion, thereby eliminating the need for shareholder approval.

Reasons
It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to repurchase issued share capital unless it is believed that such action is not being taken in the best interest of the shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
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PROXY VOTING POLICIES

ITEM 3.22.	REDUCE SHARE CAPITAL THRU CANCELLATION OF REPURCHASED SHARES.

a) Policy	We will vote FOR proposals to reduce capital through the cancellation of repurchased shares.

b) Policy
We will vote AGAINST any proposals referred to above if the cancellation terms are not spelled out in the proposal or if the cancellation is left to the discretion of the Board or of management or at a price to be determined by the Board or by management.

Reasons
It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to reduce share capital thru cancellation of repurchased shares unless it is believed that such action is not being taken in the best interest of the shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
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PROXY VOTING POLICIES

ITEM 3.23.	AMEND ARTICLES.

a) Policy	We will vote FOR proposals to amend Articles to cancel warrants.

Reasons
It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to cancel warrants unless it is believed that such action is not being taken in the best interest of the shareholders.

b) Policy	We will vote FOR proposals to amend Articles of Association / Articles of Incorporation that are necessary to comply with relevant rules, regulations and/or law.

Reasons
It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to amend articles to comply with any relevant rules, regulations or law and whether such action is being taken in the best interest of the shareholders.

c) Policy	All other proposals to amend a corporation’s Articles of Association will be examined on a CASE-BY-CASE basis.

Reasons
On occasion, a corporation will seek to amend its Articles of Association.  Although we generally believe management should have the right to seek these amendments to adapt to changes in its environment, a careful evaluation of the proposal is necessary in order to determine the impact of such a change and whether it is in the best interest of corporate shareholders.

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PROXY VOTING POLICIES

ITEM 3.24.	ACCEPT FINANCIAL STATEMENTS/STATUTORY REPORTS/FINANCIAL BUDGETS

Typically non-U.S. shareholder meetings

a) Policy	We will vote FOR proposals to accept financial statements, statutory reports and other legal formalities (the Funds will abstain from all non-voting matters).

b) Policy	We will vote FOR proposals to approve budgets in the absence of any issues concerning the handling and use of company funds.

Reasons
These matters are generally non-contentious and routine matters (if the matter is a non-voting matter, the Funds must abstain on these proposals because the voting system does not provide any other option).  These reports are generally designed to give shareholders an idea of how the company performed and provide an idea of the various other operational highlights in the just-concluded fiscal year.  It is our belief that the judgment of management, as monitored by the Board, is best suited to ensure routine financial statements and statutory reports are properly monitored to comply with Sarbanes-Oxley and any other governing rules.

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PROXY VOTING POLICIES

ITEM 3.25.	APPROVE DISCHARGE OF BOARD AND SENIOR MANAGEMENT RESPONSIBILITY FOR FISCAL YEAR IN REVIEW

Typically non-U.S. annual shareholder meetings (this is a standard request in Switzerland)

Policy
We will vote FOR proposals to approve the discharge of board and senior management responsibility for the fiscal year in review if the proxy will not operate as a release or discharge of the directors’ liability.

Reasons
These matters are generally non-contentious and routine matters in foreign countries and represents tacit shareholder approval of actions taken during the year.   There may be occasions where we will vote against such proposals where a board’s actions have come under question or where there actions have faced a legal claim, suit or similar challenge.

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PROXY VOTING POLICIES

ITEM 3.26.	REVERSE STOCK SPLIT

Policy	We will vote proposals to approve reverse stock splits on a CASE-BY-CASE basis.

Reasons
Many times a reverse stock split is necessary to increase the market price of the common stock to a price more suitable to brokerage houses, to decrease the amount and percentage of transaction costs paid by individuals, to improve the company’s ability to raise capital, and continue the company’s listing on the NYSE.  However, to meet a company’s minimum required share reserve for other business purposes our management might vote against because it is not in the best interest of shareholders.

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PROXY VOTING POLICIES

SECTION 4 - EXECUTIVE/EMPLOYEE ISSUES

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PROXY VOTING POLICIES

ITEM 4.1.	LONG-TERM INCENTIVE PLANS

Policy
Proposals to approve or amend various incentive compensation plans, savings & investment plans, stock purchase plans, or similar plans for officers and employees will be evaluated on a CASE-BY-CASE basis.

Reasons
In an effort to attract and retain qualified officers and employees, corporations must develop and maintain a competitive compensation program, which may include salaries and other cash or equity-based elements of compensation.  We will generally vote FOR such plans if we believe they are reasonable.

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PROXY VOTING POLICIES

ITEM 4.2.	SEVERANCE AGREEMENTS ("GOLDEN PARACHUTES")

Policy	Proposals to ratify, cancel or submit for shareholder approval various executive severance agreements will be examined on a CASE-BY-CASE basis.

Reasons
Executive severance agreements, commonly referred to as "golden parachutes," represent a special kind of employment agreement for executives and key employees that provide severance payments in the event of termination (voluntary or involuntary) following a change in control of the corporation.

We believe that it would be difficult to attract and retain competent senior managers, especially in the prevailing environment of proxy contests and hostile takeovers, without severance agreements for executives who are at considerable risk in the event an outsider gains control.  Additionally, during a change of control shareholders need executives to focus their attention on managing the business, not seek new and more secure employment.

Accordingly, it is our opinion that severance agreements are generally necessary and in the best interest of shareholders, and should be accepted as a cost of having senior management available to operate the corporation on a day-to-day basis.  We do believe that the examination of these proposals should include consideration of change-in-control benefits in the corporation's long-term incentive plans, that participation should be limited to key employees, and that the payout of benefits should be reasonable in term and amount.

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PROXY VOTING POLICIES

ITEM 4.3.	EMPLOYEE STOCK OWNERSHIP PLANS / EMPLOYEE STOCK PARTICIPATION PLANS

a) Policy	We will vote FOR proposals to establish an Employee Stock Ownership Plan (ESOP) / Employee Stock Participation Plans (ESPP).

b) Policy	We will vote FOR a proposal requesting that an ESOP / ESPP, or significant share placements to an ESOP / ESPP, be submitted for shareholder approval.

Reasons
In general, we believe that opportunities for employees to share in the ownership of the corporation have a positive effect on productivity and the work environment.  However, some corporations may design and propose such plans primarily to serve as anti-takeover devices.  In this regard, we find it necessary to examine the potential size of the plan to determine whether, in our judgment, its true purpose is takeover defense.

We would consider a shareholder proposal seeking submission of an existing ESOP / ESPP or significant share placements with the ESOP / ESPP for shareholder approval as a protection against the use of an ESOP / ESPP as a takeover defense.

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PROXY VOTING POLICIES

ITEM 4.4.	STOCK OWNERSHIP REQUIREMENT FOR EXECUTIVES

Policy	We will vote AGAINST proposals requiring a minimum stock ownership position on the part of executives, whether in shares or at some level of market value.

Reasons
We do not oppose stock ownership by executives; rather we believe that stock ownership tends to align the interests of executives and shareholders.  The inflexible requirement usually found in these proposals, however, is not in the best interest of shareholders.  A mandatory requirement for stock ownership may preclude the corporation from acquiring the services of an otherwise qualified executive.

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PROXY VOTING POLICIES

ITEM 4.5.	CLAWBACK OF PAYMENTS UNDER RESTATEMENT OF EARNINGS OR WRITE-OFF

Policy
We will vote FOR shareholder proposals requiring a Board to seek reimbursement of all performance-based bonuses or awards that were made to senior executives based on having met or exceeded specific performance targets to the extent that the specified performance targets were not met, taking into account the negative restatement of earnings or write-off.

Reasons	We favor such reimbursement, to the fullest extent possible and we believe that the board is in the best position to review these matters and seek reimbursement from appropriate parties as necessary.

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PROXY VOTING POLICIES

ITEM 4.6.	REIMBURSEMENT OF EXPENSES FOR CERTAIN SHAREHOLDER-NOMINATED DIRECTOR CANDIDATES

Policy
We will vote AGAINST proposals requiring a Board to reimbursement expenses, including but not limited to legal, advertising, solicitation, printing, and mailing costs, incurred by a shareholder or group of shareholders in a contested election of directors.

Reasons
Required reimbursement of expenses would permit campaigns to be mounted by a minority of shareholders to seat special interest candidates while having the costs of such campaigns financed by all shareholders, regardless of the candidate’s qualifications or suitability.

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PROXY VOTING POLICIES

ITEM 4.7	DEATH BENEFITS (“GOLDEN COFFINS”)

Policy	We will vote shareholder proposals which ask the company to not make or promise to make any death benefit payments to senior executives on a CASE-BY-CASE basis.

Reason
Because golden coffin benefits depend on the death of the executive-and not on company performance-golden coffins may sever the pay/performance link.  However, many companies have them to attract and retain executives who are concerned about providing for their families upon their sudden death.  Our  Director of  Research will review each company’s individual request to adopt a death benefit policy to determine what is in shareholders’ best interest.

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PROXY VOTING POLICIES

ITEM 4.8	STOCK OPTION EXCHANGE

Policy	We will vote proposals to approve stock option exchange programs on a CASE-BY-CASE basis.

Reason
The stock option exchange program can be beneficial if the executive officers are excluded from participation, if specific exchange ratios show a value-for-value exchange, if exchanged shares are cancelled and not recycled back into the plan, and additional vesting terms are applied to the exchanged options.  We would vote against if the above items are not in place.

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PROXY VOTING POLICIES

ITEM 4.9	STOCK OPTION REPRICING

Policy	We will vote proposals to approve repricing of options on a CASE-BY-CASE basis.

Reason
In order to approve repricing of options the program should incorporate best practices such as:  a value neutral exchange, the exercise price of the new options set at a premium to the new grant date market price, exclusion of executives from the program, maintaining the original terms of the options, and subjecting the new options to new vesting conditions.

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PROXY VOTING POLICIES

SECTION 5 - DISCLOSURE ISSUES

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PROXY VOTING POLICIES

ITEM 5.1.	EXECUTIVE COMPENSATION/RATIFY NAMED EXECUTIVE COMPENSATION

a) Policy
We would vote AGAINST proposals requiring disclosure in the financial statements of an "estimated fair value" of stock-related compensation granted during the period covered by the financial statements.

Reasons
We believe current disclosures as required by generally accepted accounting principles, SEC regulations and other requirements are adequate disclosure until such time as a uniform measurement of fair value is adopted by appropriate regulatory agencies.  Until such time, there is possibly a wide variation in the fair value, and confusing and misleading information is likely and not in the best interest of shareholders.

b) Policy	We would vote AGAINST proposals requiring disclosure in the proxy statement of the compensation of all individuals who were paid at or above a certain level.

Reasons	We generally believe that such disclosure is properly under the direction of the SEC, which has set the prevailing standard of disclosure for this information.

c) Policy	We would vote AGAINST any shareholder proposal to limit compensation of any particular individual / employee to a specified level.

Reasons
We generally believe that such limitations falls under the discretion of management.  The inflexible requirement usually found in these proposals is not in the best interest of shareholders as any limitation to compensation could preclude the corporation from acquiring the services of an otherwise qualified employee.

d) Policy	We will vote management proposals to ratify named executive compensation on a CASE-BY-CASE basis.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 5.2.	PRIOR GOVERNMENT SERVICE

Policy	We would vote AGAINST proposals relating to the disclosure of prior government service of certain employees or consultants, lobbyists, legal counsel, investment bankers, directors or others.

Reasons
We believe that corporations are required to comply with a large and growing number of laws and regulations designed to prevent conflicts of interest.  We would anticipate additional expense with no meaningful benefit to shareholders from requiring additional disclosure.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 5.3.	FEES PAID TO CONSULTANTS

Policy	We would vote AGAINST proposals seeking to limit or eliminate the use of consultants or require reporting of fees paid to consultants.

Reasons
We recognize the value and necessity of corporations from time to time seeking outside expertise and advice from consultants, and generally believe that the judgment of management, as monitored by the Board, is the proper basis for doing so.

We see no meaningful benefit to shareholders and potential harm to the corporation, and thus to shareholders, by restricting or eliminating such practice.  Further, we would anticipate additional expense from reporting such activity.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 5.4.	OTHER DISCLOSURE PROPOSALS

Policy	Other proposals seeking to require reports of various practices, policies or expenditures will be examined on a CASE-BY-CASE basis.

Reasons
In general, we will vote FOR such proposals only when we believe that corporate disclosure has been inadequate in the past, that the information being requested is not readily available from other sources, that appropriate regulatory authority over the practice, policy or expenditure is inadequate, and/or that the cost of providing such a report will be more than offset by the benefits to be received by the shareholders as a group.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 5.5.	SAY ON PAY

a) Policy	We will vote AGAINST shareholder proposals on advisory votes to ratify named executive officers’compensation.

b) Policy	We will vote FOR management proposals on advisory votes to ratify named executive officers’ compensation.

Reason
Legislation regarding advisory votes on executive compensation is pending in Congress.  If stockholder advisory votes on executive compensation are thought to be advisable, we believe that they should be implemented at all companies through appropriate legislation, not selectively directed.  Otherwise, this could lead to certain companies reducing compensation below competitive levels resulting in loss of executive talent.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

SECTION 6 - SOCIAL ISSUES

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 6.1	EQUAL EMPLOYMENT OPPORTUNITY

Policy	We will vote AGAINST proposals requiring additional reporting and/or amendments to equal employment opportunity policies above the level required by law.

Reasons
We believe that corporations are required to comply with numerous laws and regulations governing equal employment opportunity wherever facilities are situated, and that in general, corporations do comply.  We see little benefit to shareholders to offset the expense of requiring a separate report in this regard.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 6.2	THE ENVIRONMENT

Policy	We will vote proposals seeking adherence to environmental principles and/or reporting on environmental issues above that which is required by law on a CASE-BY-CASE basis.

Reasons
Although we recognize that corporations have environmental responsibilities, we believe that, in most cases, regulation and control is appropriately left to regulatory agencies charged with monitoring environmental impacts of corporate policies and procedures and that shareholders do not typically benefit as investors by imposing additional environmental requirements on their corporations.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 6.3	LINES OF BUSINESS (RESTRICTIONS)

Policy	We will vote AGAINST proposals seeking the termination of lines of business or corporate business activity, including:

A.	Military contracts and requirements for conversion of facilities to civilian production;

B.	Space weapons research; and

C.	Nuclear activities and/or facilities.

Reasons
We generally oppose proposals where shareholders seek to require the termination of lines of business or corporate business activities, or to require extensive reporting on such activities beyond that required by regulatory agencies.  We anticipate no meaningful benefit to all but a very few shareholders from such requirements, but would expect the incurrence of additional expense in the preparation, production and distribution of reports.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 6.4	ANIMAL RIGHTS

Policy
We will vote AGAINST proposals eliminating, restricting and/or reporting on the use of animals in product testing, or proposals asking the corporation to use its economic influence to protect animal rights.

Reasons
Decisions as to the means and manner in which a corporation chooses to do business are properly the responsibility of management.  Live animal testing subjects corporations to the regulatory and social attention of numerous agencies and interests.  Most such corporations limit the use of live animals in testing and adopt procedures that are as humane as possible under the circumstances.  We see no meaningful benefit to shareholders as investors by requiring additional reports on these activities.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 6.5	ADOPT PRINCIPLES FOR HEALTH CARE REFORM

Policy	We will vote AGAINST shareholder proposals to adopt principles for health care reform.

Reasons	Management should have the flexibility to make decisions on specific policy positions based on their own assessment of the most beneficial health care strategies for the company.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
  PROXY VOTING POLICY

ITEM 6.6	HUMAN RIGHTS

Policy	We will vote AGAINST shareholder proposals to adopt policies on human rights.

Reasons	The scope and binding structure of most human rights proposals present many challenges. We believe the decision on key operational initiatives is best left to the discretion of management.

  WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

SECTION 7 - OTHER ISSUES

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.1.	LOCATION OR DATE OF ANNUAL MEETING

Policy	We will vote AGAINST proposals seeking to change or dictate the location or date of the corporation's annual meeting.

Reasons
We believe that the selection of the location and date of the annual meeting is a proper function of the Board.  Recognizing that no date or location would be satisfactory to all shareholders, we oppose attempts to dictate dates or locations to the Board and see no benefit to shareholders by doing so.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.2.	POLITICAL ACTIVITY

a) Policy	We will FOR proposals requesting political contributions that fall within permitted campaign finance limits or other similar laws.

b) Policy
We will vote AGAINST shareholder proposals requiring the publication of reports on political activity or contributions made by political action committees (PAC's) sponsored or supported by the corporation.

Reasons	We generally oppose such proposals for the following reasons:

A.
Corporations are prohibited by law from spending corporate funds to assist candidates or political parties in federal elections.  While certain states allow such contributions, we believe participation is usually immaterial.

B.	PAC contributions are generally made with funds contributed voluntarily by employees, and provide a positive individual participation in the political process of a democratic society.

C.	Costs relating to the administration of corporate-sponsored PAC's are, in our opinion, generally minimal and immaterial.

D.	Federal and most state laws require full disclosure of political contributions made by PAC's. This is public information and available to all interested parties.

We believe requiring reports or newspaper publication of corporate activity in these areas would result in added expense without commensurate benefit to shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.3.	CHARITABLE CONTRIBUTIONS

Policy	We will vote AGAINST proposals requiring the reporting, limitation or elimination of corporate charitable/educational contributions.

Reasons	We generally oppose such proposals for the following reasons:

A.	We believe that corporations have social responsibilities and that corporate giving in reasonable amounts for charitable or educational purposes falls within this category.

B.
We believe that the likely alternative to corporate giving is assumption of related costs by society at large, to some degree with public funds acquired through taxation of citizens, including shareholders.

C.
We believe that charitable and educational donations by publicly held corporations are generally reasonable in amount, and an appropriate function of management decision-making as governed by the Board.

Accordingly, our conclusion would be that limiting or eliminating such contributions would be of no meaningful direct benefit to shareholders, while such practice has significant indirect benefits.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.4.	OPEN OR ADJOURN MEETING

Policy	We will vote FOR management proposals to open or adjourn the corporation's annual meeting.

Reasons
We believe that the proper time to open or adjourn the annual meeting is a proper function of the Board.  We oppose attempts by others to dictate when a Board opens or adjourns its meetings and see no benefit to shareholders by doing so.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.5.	SHARE BLOCKING

Policy
We will TAKE NO ACTION on any matter in which a foreign country or company places a block on the Fund’s ability to trade those shares for any period of time after the vote.

If voting “TAKE NO ACTION” is not an option on the proxy ballot and we are required to vote on re-registration of shares, we will vote AGAINST the re-registration of shares where the Fund’s ability to trade shares for any period after the vote will be blocked or restricted.

Reasons
We believe that it is typically in the best interest of the shareholder to have the unrestricted ability to purchase or sell a security and such ability is infrequently outweighed by the opportunity to vote on any company matter, the result of which, is to temporarily block the Fund’s ability to purchase or sell that company.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.6.	MAJORITY VOTING VERSUS PLURALITY VOTING

a) Policy	We will vote FOR proposals requiring a majority of votes, as long as the proposal has a back-up plan for those cases where no one receives a majority of the votes

b) Policy
We will vote AGAINST proposals requiring a majority of votes in order to be nominated to the Board of Directors if there is no plan of action for cases where an appropriate slate of directors fail to receive a majority of votes.

Reasons
In many of these instances, these proposals fail to provide for any alternative in the situation where no director receives a majority of votes cast.  We believe that it is in the best interest of the shareholders to have at least some board review as opposed to having empty positions in the situation where a split vote occurs and a director receives a plurality of the vote but no one director receives a majority of the votes cast.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.7.	TRANSACT OTHER BUSINESS

a) Policy	We will vote AGAINST proposals to transact other business that is not identified or disclosed.

b) Policy	We will vote proposals to adjourn meetings pending shareholder approval for a merger on a CASE-BY-CASE basis.

Reasons
In many of these instances, these proposals fail to provide any indication of the “other business” to be conducted.  We believe that it is in the best interest of the shareholders to have at least have some description of the matter at hand prior to granting the board power to vote on behalf of the shareholders.

In those cases where we are in favor of a merger we would be in favor of the adjournment. In those cases where we are opposed to the merger we would be against the adjournment.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.8.	APPROVE AGENDA/ACKNOWLEDGE MEETING IS PROPERLY CONVENED

Policy	We will vote FOR management proposals to approve the meeting agenda or acknowledge that a meeting has been properly convened.

Reasons
We believe these matters are largely routine in nature, subject to basic guidelines and are not subject to abuse. Whether a meeting is properly convened is an objective process subject to basic guidelines and is a proper function of the Board.

Revised 11-17-10 by Waddell & Reed Advisors Funds and Ivy Funds Variable Insurance Portfolios and 11-04-10 by Ivy Funds.

Adopted by Waddell & Reed Advisors Group of Funds and W&R Target Funds, Inc. on 11-09-05 and adopted by Ivy Funds, Inc. and Ivy Funds the Trust on 11-16-05.

Global Proxy Voting
Procedures and Guidelines
For North America

2012 Edition

April 1, 2012

JPMorgan Asset Management Corporate Governance	Page 1

Table of Contents- North America

JPMorgan Asset Management Corporate Governance	Page 2

Part I:	JPMorgan Asset Management Global
Proxy Voting Procedures

A.	Objective

As an investment adviser within JPMorgan Asset Management, each of the entities listed on Exhibit A attached hereto (each referred to individually as a “JPMAM Entity” and collectively as “JPMAM”) may be granted by its clients the authority to vote the proxies of the securities held in client portfolios.  In such cases, JPMAM's objective is to vote proxies in the best interests of its clients.  To further that objective, JPMAM adopted these Procedures. 1

These Procedures incorporate detailed guidelines for voting proxies on specific types of issues (the “Guidelines”). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value.  Because proxy proposals and individual company facts and circumstances may vary, JPMAM may not always vote proxies in accordance with the Guidelines.

B.	Proxy Committee

To oversee the proxy-voting process on an ongoing basis, a Proxy Committee has been established for each global location where proxy-voting decisions are made. Each Proxy Committee is composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management Departments. The primary functions of each Proxy Committee are to periodically review general proxy-voting matters; to determine the independence of any third-party vendor which it has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMAM Entity. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of 13 Proxy Committee members. The Proxy Committee meets at least semi-annually, or more frequently as circumstances dictate.

C.	The Proxy Voting Process

JPMAM investment professionals monitor the corporate actions of the companies held in their clients’ portfolios.  To assist JPMAM investment professionals with public companies’ proxy voting proposals, a JPMAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service (“Independent Voting Service”). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMAM with a comprehensive analysis of each proxy proposal and providing JPMAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service’s analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMAM, as described below.  If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below). The Proxy Voting Committee has adopted procedures to identify significant proxies and to recall shares on loan. 2

1 Proxies for the JPMorgan Value Opportunities Fund are voted in accordance with the Fund’s proxy voting policies and not the policies of JPMAM.  The Undiscovered Managers Behavioral Growth Fund, and Undiscovered Managers Behavioral Value Fund, the JPMorgan Access Growth Fund and the JPMorgan Access Balanced Fund vote proxies in accordance with the voting policies of their subadvisers other than J.P. Morgan Private Investments, Inc.  and not the policies of JPMAM.

2 The Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.

JPMorgan Asset Management Corporate Governance	Page 3

C.	The Proxy Voting Process - Continued

Situations often arise in which more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts.  In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers.  As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

Each JPMAM Entity appoints a JPMAM professional to act as a proxy administrator (“Proxy Administrator”) for each global location of such entity where proxy-voting decisions are made.  The Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process.  Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service’s recommendation with the appropriate JPMAM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, “Overrides”); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

In the event investment professionals are charged with recommending how to vote the proxies, the Proxy Administrator’s duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overrides to the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

In the event a JPMAM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification (“Certification”) which shall contain an analysis supporting his or her recommendation and a certification  that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase (“JPMC”) Safeguard Policy (as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential  conflict between JPMAM’S interests and that of its clients and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients’ interests.

JPMorgan Asset Management Corporate Governance	Page 4

D.	Material Conflicts of Interest

The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser’s interests and those of its clients.  To address such material potential conflicts of interest, JPMAM relies on certain policies and procedures.  In order to maintain the integrity and independence of JPMAM’s investment processes and decisions, including proxy-voting decisions, and to protect JPMAM’s decisions from influences that could lead to a vote other than in its clients’ best interests, JPMC (including JPMAM) adopted a Safeguard Policy, and established formal informational barriers designed to restrict the flow of information from JPMC's securities, lending, investment banking and other divisions to JPMAM investment professionals.  The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions.  Material conflicts of interest are further avoided by voting in accordance with JPMAM’s predetermined Guidelines.  When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.

Examples of such material conflicts of interest that could arise include circumstances in which: (i) management of a JPMAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMAM's relationship with such company and materially impact JPMAM's business; or (ii) a personal relationship between a JPMAM officer and management of a company or other proponent of a proxy proposal could impact JPMAM’s voting decision.

E.	Escalation of Material Conflicts of Interest

When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification.  When a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with a subgroup of the Proxy Committee, will evaluate the potential conflict and determine whether an actual material conflict of interest exists.  That subgroup shall include a Proxy Committee member from the Investment Department and one or more Proxy Committee members from the Legal, Compliance or Risk Management Departments.  In the event that the Proxy Administrator and the subgroup of the Proxy Committee determine that an actual material conflict of interest exists, they shall make a recommendation on how the relevant JPMAM Entity shall vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.

Depending upon the nature of the material conflict of interest, JPMAM, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action:

•	removing certain JPMAM personnel from the proxy voting process;
•	“walling off” personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;
•	voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or
•	deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.

The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMAM acted in the best interests of its clients.

JPMorgan Asset Management Corporate Governance	Page 5

F.	Recordkeeping

JPMAM is required to maintain in an easily accessible place for seven (7) years all records relating to the proxy voting process. Those records include the following:

•	a copy of the JPMAM Proxy Voting Procedures and Guidelines;
•	a copy of each proxy statement received on behalf of JPMAM clients;
•	a record of each vote cast on behalf of JPMAM client holdings;
•	a copy of all documents created by JPMAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;
•	a copy of the documentation of all dialogue with issuers and JPMAM personnel created by JPMAM personnel prior to the voting of client securities; and
•
a copy of each written request by a client for information on how JPMAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAM to any request by a JPMAM client for information on how JPMAM voted proxies on behalf of our client.

It should be noted that JPMAM reserves the right to use the services of the Independent Voting Service to maintain certain required records in accordance with all applicable regulations.

Exhibit A

JPMorgan Chase Bank , NA
J.P. Morgan Asset Management (UK) Limited
J.P. Morgan Investment Management Inc.
JF Asset Management Limited
JF Asset Management (Singapore) Limited
JF International Management Inc.
J.P. Morgan Private Investments, Inc.
Security Capital Research & Management Incorporated
Bear Stearns Asset Management

JPMorgan Asset Management Corporate Governance	Page 6

Part II: Proxy Voting Guidelines

JPMAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe.  Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.

JPMAM currently has four sets of proxy voting guidelines covering the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (3) Asia (ex-Japan) and (4) Japan, respectively.   Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value.  As a general rule, in voting proxies of a particular security, each JPMAM Entity will apply the guidelines of the region in which the issuer of such security is organized.

In March 2007, JPMAM signed the Principles for Responsible Investment, an initiative of the UN Secretary-General.

JPMorgan Asset Management Corporate Governance	Page 7

Part II.A: North America Proxy Voting

JPMorgan Asset Management Corporate Governance	Page 8

JPMorgan Asset Management Corporate Governance	Page 9

JPMorgan Asset Management Corporate Governance	Page 10

Part II.A: North America Guidelines

1.	Uncontested Director Elections
Votes on director nominees should be made on a case-by-case (for) basis. Votes generally will be WITHHELD from directors who:

1) attend less than 75 percent of the board and committee meetings without a valid excuse for the absences; or

2) adopt or renew a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, do not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

3) are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees; or

4) ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or ii) majority of the votes cast for two consecutive years; or

5) are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or

6) WITHHOLD votes from insiders and affiliated outsiders on boards that are not at least majority independent; or

7) WITHHOLDING from directors who are CEOs of publicly-traded companies who serve on more than three public boards and all other directors who serve on more than four public company boards.

8) WITHHOLD votes from compensation committee members where there is a pay-for performance disconnect for Russell 3000 companies. (See 9a – Stock-Based Incentive Plans, last paragraph). WITHHOLD votes from compensation committee members if the company does not submit one-time transferable stock options to shareholders for approval.

9) WITHHOLD votes from audit committee members in circumstances in which there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company’s internal controls.

10) WITHHOLD votes from compensation committee members who were present at the time of the grant of backdated options or options the pricing or the timing of which we believe may have been manipulated to provide additional benefits to executives.

11) Generally vote for shareholder proposals requesting companies to amend their bylaws in order to create access to the proxy so as to nominate candidates for directors as long as the minimum threshold of share ownership is 5% and the minimum holding period of share ownership is 3 years.

We recognize the importance of shareholder access to the ballot process as a means to ensure that boards do not become self-perpetuating and self-serving. However, we are also aware that some proposals may promote certain interest groups and could be disruptive to the nomination process.

2.	Proxy Contests
2a. Election of Directors

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the subject company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

2b. Reimburse Proxy Solicitation Expenses
Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

JPMorgan Asset Management Corporate Governance	Page 11

3.	Ratification of Auditors

Vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Generally vote against auditor ratification and withhold votes from Audit Committee members if non-audit fees exceed audit fees.

Vote case-by-case on auditor Rotation Proposals: tenure of Audit Firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; significant audit related issues; and number of annual Audit Committee meetings held and the number of financial experts that serve on the Audit Committee.

Generally vote against auditor indemnification and limitation of liability; however we recognize there may be situations where indemnification and limitations on liability may be appropriate.

JPMorgan Asset Management Corporate Governance	Page 12

4.	Proxy Contest Defenses
4a. Board Structure: Staggered vs. Annual Elections
Proposals regarding classified boards will be voted on a case-by-case basis. Classified boards normally will be supported if the company’s governing documents contain each of the following provisions:

1) Majority of board composed of independent directors,

2) Nominating committee composed solely of independent directors,

3) Do not require more than a two-thirds shareholders’ vote to remove a director, revise any bylaw or revise any classified board provision,

4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

5) Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,

6) Absence of superior voting rights for one or more classes of stock,

7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

4b. Shareholder Ability to Remove Directors
Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

4c. Cumulative Voting

Cumulative voting proposals will be voted on a case-by-case basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company’s governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting:

1) Annually elected board,

2) Majority of board composed of independent directors,

3) Nominating committee composed solely of independent directors,

4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

5) Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,

6) Absence of superior voting rights for one or more classes of stock,

7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead- hand poison pill).

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4d. Shareholder Ability to Call Special Meeting

Vote against proposals to restrict or prohibit shareholder ability to call special meetings so long as the ability to call special meetings requires the affirmative vote of less than 15% of the shares outstanding. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting,should require more than a de minimus number of shares to call the meeting and subject the company to the expense of a shareholder meeting.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

4e. Shareholder Ability to Act by Written Consent

We generally vote for proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders’ meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.

We generally vote against proposals to allow or facilitate shareholder action by written consent.

4f. Shareholder Ability to Alter the Size of the Board
Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

5.	Tender Offer Defenses
5a. Poison Pills
Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill. Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.

Review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.

If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

5b. Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

5c. Greenmail
Vote for proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

5d. Unequal Voting Rights
Generally, vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

Vote for dual-class recapitalizations when the structure is designed to protect economic interests of investors.

5e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws

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Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

5f. Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

6.	Miscellaneous Board Provisions
6a. Separate Chairman and CEO Positions

We will generally vote for proposals looking to separate the CEO and Chairman roles unless the company has governance structures in place that can satisfactorily counterbalance a combined chairman and CEO/president post. Such a structure should include most or all of the following:

•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties. At a minimum these should include:

(1)	Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,
(2)	Serves as liaison between the chairman and the independent directors,
(3)	Approves information sent to the board,
(4)	Approves meeting agendas for the board,
(5)	Approves meeting schedules to assure that there is sufficient time for discussion of all agenda items,
(6)	Has the authority to call meetings of the independent directors, and
(7)	If requested by major shareholders, ensures that he is available for consultation and direct communication;

•	2/3 of independent board;
•	All-independent key committees;
•	Committee chairpersons nominated by the independent directors;
•	CEO performance is reviewed annually by a committee of outside directors; and
•	Established governance guidelines.

Additionally, the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers.

6b. Lead Directors and Executive Sessions

In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a "lead" (non-insider) director and for regular "executive" sessions (board meetings taking place without the CEO/Chairman present).

6c. Majority of Independent Directors

We generally vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

Vote for shareholder proposals requesting that the board’s audit, compensation, and/or nominating committees include independent directors exclusively.

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Generally vote for shareholder proposals asking for a 2/3 independent board.

6d. Stock Ownership Requirements

Vote for shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.

6e. Term of Office

Vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

6f. Director and Officer Indemnification and Liability Protection
Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

Vote against proposals to limit or eliminate director and officer liability for monetary damages for violating the relevant duty of care.

Vote against indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

Vote for proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company’s best interests, and (2) the director’s legal expenses would be covered.

6g. Board Size
Vote for proposals to limit the size of the board to 15 members.

6h. Majority Vote Standard

We would generally vote for proposals asking for the board to initiate the appropriate process to amend the company’s governance documents (certificate of incorporation or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders.  We would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

7.	Miscellaneous Governance Provisions
7a. Independent Nominating Committee
Vote for the creation of an independent nominating committee.

7b. Confidential Voting

Vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

7c. Equal Access

Vote for shareholder proposals that would give significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.

7d. Bundled Proposals

Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

7e. Charitable Contributions
Vote against shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in

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the best interests of the company.

7f. Date/Location of Meeting
Vote against shareholder proposals to change the date or location of the shareholders’ meeting. No one site will meet the needs of all shareholders.

7g. Include Nonmanagement Employees on Board
Vote against shareholder proposals to include nonmanagement employees on the board. Constituency representation on the board is not supported, rather decisions are based on director qualifications.

7h. Adjourn Meeting if Votes are Insufficient
Vote for proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.

7i. Other Business
Vote for proposals allowing shareholders to bring up “other matters” at shareholder meetings.

7j. Disclosure of Shareholder Proponents

Vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

7k. Exclusive Venue
Generally, vote against management proposals which seek shareholder approval to make the state of incorporation the exclusive forum for disputes.

8.	Capital Structure
8a. Common Stock Authorization
Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.

8b. Stock Distributions: Splits and Dividends

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company’s industry and performance as measured by total shareholder returns.

8c. Reverse Stock Splits

Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company’s industry and performance in terms of shareholder returns.

Vote case-by-case on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue.

8d. Blank Check Preferred Authorization
Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote for proposals to create “blank check” preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.

Vote for proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance as measured by total shareholder returns.

8e. Shareholder Proposals Regarding Blank Check Preferred Stock

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Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

8f. Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company becomes insolvent.

8g. Restructurings/Recapitalizations

Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan or if the company is in danger of being delisted on a case-by-case basis. Consider the following issues:

Dilution—How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

Change in Control—Will the transaction result in a change in control of the company?

Bankruptcy—Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

8h. Share Repurchase Programs
Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

8i. Targeted Share Placements

These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case by case basis after reviewing the individual situation of the company receiving the proposal.

9.	Executive and Director Compensation
9a. Stock-based Incentive Plans

Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company's outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock's fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power.

Once the cost of the plan is estimated, it is compared to a company-specific dilution cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. To determine allowable caps, companies are categorized according to standard industry code (SIC) groups. Top quartile performers for each group are identified on the basis of five-year total shareholder returns. Industry-specific cap equations are developed using regression analysis to determine those variables that have the strongest correlation to shareholder value transfer. Industry equations are used to determine a company-specific allowable cap; this is accomplished by plugging company specific data into the appropriate industry equation to reflect size, performance, and levels of cash compensation.

Votes are primarily determined by this quantitative analysis. If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote— even in cases where the plan cost is considered acceptable based on the quantitative analysis.

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We vote against equity plans that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by JPMAM). JPMAM defines high average three-year burn rate as the following: the company’s most recent three-year burn rate exceeds one standard deviation by Russell 3000 index and non-Russell 3000 index; the company’s most recent three-year burn rate exceeds two percent of common shares outstanding.

Review case by case stock based plans for companies which rely heavily upon stock for incentive compensation.  These companies include high growth and financial services companies where threshhold tests fall within 5% of either threshold test (burn rate and /or shareholder transfer value tests).

9a. Stock-based Incentive Plans

For companies in the Russell 3000 we will generally vote against a plan and/or withhold from members of the compensation committee, when there is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on. Specifically, if the company has negative one- and three-year total shareholder returns, and its CEO also had an increase in total direct compensation from the prior year, it would signify a disconnect in pay and performance. If more than half of the increase in total direct compensation is attributable to the equity component, we would generally recommend against the equity plan in which the CEO participates.

9b. Approval of Cash or Cash-and-Stock Bonus Plans
Vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.

9c. Shareholder Proposals to Limit Executive and Director Pay
Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Review on a case-by-case basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.

9d. Say on Pay – Advisory Vote
Generally, review on a case-by-case basis executive pay and practices as well as certain aspects of outside director compensation.

Where the company’s Say on Pay proposal received 60% or less support on its previous Say on Pay proposal, WITHHOLD votes for the compensation committee and or vote against the current Say on Pay proposal unless the company has demonstrated active engagement with shareholders to address the issue as well as the specific actions taken to address the low level of support.

Say on Pay - Frequency
JPMAM will review compensation versus long/term performance on an annual basis.

9e. Golden and Tin Parachutes

Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits.

Change-in-control payments should only be made when there is a significant change in company ownership structure, and when there is a loss of employment or substantial change in job duties associated with the change in company ownership structure (“double-triggered”).  Change-in-control provisions should exclude excise tax gross-up and eliminate the acceleration of vesting of equity awards upon a change in control unless provided under a double-trigger scenario.

Generally vote case-by-case for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary

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or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

9f. 401(k) Employee Benefit Plans
Vote for proposals to implement a 401(k) savings plan for employees.

9g. Employee Stock Purchase Plans

Vote for qualified employee stock purchase plans with the following features: the purchase price is at least 85 percent of fair market value; the offering period is 27 months or less; and potential voting power dilution (shares allocated to the plan as a percentage of outstanding shares) is ten percent or less.

Vote for nonqualified employee stock purchase plans with the following features: broad-based participation (i.e., all employees of the company with the exclusion of individuals with five percent or more of beneficial ownership of the company); limits on employee contribution, which may be a fixed dollar amount or expressed as a percentage of base salary; company matching contribution up to 25 percent of the employee’s contribution, which is effectively a discount of 20 percent from market value; and no discount on the stock price on the date of purchase since there is a company matching contribution.

9h. Option Expensing
Generally, vote for shareholder proposals to expense fixed-price options.

9i. Option Repricing

In most cases, we take a negative view of option repricings and will, therefore, generally vote against such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally support such proposals.

9j. Stock Holding Periods
Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

9k. Transferable Stock Options

Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

9l. Recoup Bonuses

Vote case-by-case on shareholder proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation.

10.	Incorporation
10a. Reincorporation Outside of the United States
Review on a case-by-case basis proposals to reincorporate the company outside of the U.S.

10b. Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

10c. Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a case-by-case basis. Review management’s rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

11.	Mergers and Corporate Restructurings
11a. Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and

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changes in corporate governance and their impact on shareholder rights.

11b. Nonfinancial Effects of a Merger or Acquisition

Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors' fiduciary duty to base decisions solely on the financial interests of the shareholders.

11c. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, “going private” proposals,  spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

11d. Spin-offs
Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

11e. Asset Sales
Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

11f. Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

11g. Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

11h. Changing Corporate Name
Vote for changing the corporate name.

12.	Social and Environmental Issues

We believe that a company’s environmental policies may have a long-term impact on the company’s financial performance.  We believe that good corporate governance policies should consider the impact of company operations on the environment and the cost of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. Furthermore, we believe that corporate shareholders have a legitimate need for information to enable them to evaluate the potential risks and opportunities that climate change and other environmental matters pose to the company’s operations, sales and capital investments.  Therefore, we generally encourage a level of reporting that is not unduly costly or burdensome, but which provides sufficient information to enable shareholders to evaluate the company’s environmental policies and performance.  At the same time, we recognize that, in some cases, a company may already be providing current, publicly-available information on the possible impact that climate change will have on the company, as well as associated policies and procedures that address the risks and opportunities to the company, or a shareholder proposal may seek a level of disclosure that exceeds that provided by the company’s industry peers and that may put the company at a competitive disadvantage.

12a. Energy and Environment
Vote case-by-case on proposals that request companies to subscribe to the CERES Principles.

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Vote case-by-case on proposals that request companies to outline their preparedness to comply with international policies related to climate change.

Vote case-by-case on disclosure reports that seek additional information.

Vote case-by-case on proposals that request a report on greenhouse gas emissions from company operations and/or products.

Vote case-by-case on proposals that request a report on the impact of climate change on the company’s operations and/or products.

Vote case-by-case on proposals seeking additional information on other environmental matters affecting the company, its operations and/or its products.

Vote case-by-case on proposals requesting a company report on its energy efficiency policies.

Generally, vote against proposals requesting greater disclosure of hydraulic fracturing operations unless there is evidence that the company’s competitors are subject to similar disclosure obligations and taking into consideration significant controversies, fines or litigation regarding the company’s action related to this issue.

12b. Military Business
Vote case-by-case on defense issue proposals.

Vote case-by-case on disclosure reports that seek additional information on military-related operations.

12c. International Labor Organization Code of Conduct
Vote case-by-case on proposals to endorse international labor organization code of conducts.

Vote case-by-case on disclosure reports that seek additional information on company activities in this area.

12d. Promote Human Rights in China, Nigeria, the Sudan and Burma
Vote case-by-case on proposals to promote human rights in countries such as China, Nigeria, the Sudan and Burma.

Vote case-by-case on disclosure reports that seek additional information on company activities regarding human rights.

12e. Equal Employment Opportunity and Discrimination
Vote case-by-case on proposals regarding equal employment opportunities and discrimination.

Vote case-by-case on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.

12f. Animal Rights
Vote case-by-case on proposals that deal with animal rights.

12g. Product Integrity and Marketing
Vote case-by-case on proposals that ask companies to end their production of legal, but socially questionable, products.

Vote case-by-case on disclosure reports that seek additional information regarding product integrity and marketing issues.

Vote case-by-case on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures.

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Vote case-by-case on proposals requesting the company to report on its policies, initiatives/procedures, oversight mechanisms related to toxic materials, including certain product line toxicities, and/or product safety in its supply chain.

12h. Human Resources Issues
Vote case-by-case on proposals regarding human resources issues.

Vote case-by-case on disclosure reports that seek additional information regarding human resources issues.

12i. Link Executive Pay with Social and/or Environmental Criteria
Vote case-by-case on proposals to link executive pay with the attainment of certain social and/or environmental criteria.

Vote case-by-case on disclosure reports that seek additional information regarding this issue.

12j. High Risk Markets

Vote case-by-case on requests for the company to review and report on the financial and reputation risks associated with operations in “high risk” markets, such as a terrorism-sponsoring state or otherwise.

12k. Political Contribution
Generally vote against proposals asking the company to affirm political non-partisanship in the workplace.

Vote against proposals to publish the company’s political contributions taking into consideration recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending.

13.	Foreign Proxies

Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committee located in London. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department. It is chaired by a Managing Director of the Firm. A copy of our policy for voting international proxies can be provided upon request.

14.	Pre-Solicitation Contact

From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals. Such contact can potentially result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

What is material non-public information?

The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor's decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:

•	a pending acquisition or sale of a substantial business;
•	financial results that are better or worse than recent trends would lead one to expect;
•	major management changes;
•	an increase or decrease in dividends;
•	calls or redemptions or other purchases of its securities by the company;
•	a stock split, dividend or other recapitalization; or
•	financial projections prepared by the Company or the Company's representatives.

What is pre-solicitation contact?

Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., "How do you feel about dual classes of stock?", to very specific inquiries, e.g., "Here's a term sheet for our restructuring. Will you vote to approve this?"

Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide

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companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the Legal/Compliance Department immediately. The Company or its representative should be instructed that all further contact should be with the Legal/Compliance Department.

It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.

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Appendix L: Proxy Voting Policy

PROXY VOTING POLICY OF
LAZARD ASSET MANAGEMENT LLC
AND
LAZARD ASSET MANAGEMENT (CANADA), INC.

  A.  Introduction

Lazard Asset Management LLC and Lazard Asset Management (Canada), Inc. (together, “Lazard”) provide investment management services for client accounts, including proxy voting services.  As a fiduciary, Lazard is obligated to vote proxies in the best interests of its clients.  Lazard has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with clients’ best interests, and within the framework of this Proxy Voting Policy (the “Policy”).  Lazard has adopted this Policy in order to satisfy its fiduciary obligation and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.

Lazard manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles.  To the extent that proxy voting authority is delegated to Lazard, Lazard’s general policy is to vote proxies on a given issue the same for all of its clients.  This Policy is based on the view that Lazard, in its role as investment adviser, must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and the votes that it casts on behalf of all its clients are intended to accomplish that objective.   This Policy recognizes that there may be times when meeting agendas or proposals may create the appearance of a material conflict of interest for Lazard.  When such a conflict may appear, Lazard will seek to alleviate the potential conflict by voting consistent with pre-approved guidelines or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source.  More information on how Lazard handles conflicts is provided in Section F of this Policy.

B.  Responsibility to Vote Proxies

Generally, Lazard is willing to accept delegation from its clients to vote proxies.  Lazard does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients.  Not all clients delegate proxy-voting authority to Lazard, however, and Lazard will not vote proxies, or provide advice to clients on how to vote proxies, in the absence of a specific delegation of authority or an obligation under applicable law.  For example, securities that are held in an investment advisory account for which Lazard exercises no investment discretion, are not voted by Lazard, nor are shares that a client has authorized their custodian bank to use in a stock loan program which passes voting rights to the party with possession of the shares.

As discussed more fully in Section G of this Policy, there may be times when Lazard determines that it would be in the best interests of its clients to abstain from voting proxies.

Appendix L-1

September 2012

C.  General Administration

1.  Overview

Lazard’s proxy voting process is administered by its Proxy Operations Department (“ProxyOps”), which reports to Lazard’s Chief Operations Officer.  Oversight of the process is provided by Lazard’s Legal / Compliance Department and by a Proxy Committee currently consisting of Managing Directors, LAM’s General Counsel and Chief Compliance Officer, portfolio managers and other investment personnel of Lazard.  The Proxy Committee meets at least semi-annually to review this Policy and consider changes to it, as well as specific proxy voting guidelines (the “Approved Guidelines”), which are discussed below.  Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of ProxyOps, any member of the Proxy Committee, or Lazard’s General Counsel or Chief Compliance Officer.  A representative of Lazard’s Legal / Compliance Department must be present at all Proxy Committee meetings.

2.  Role of Third Parties

To assist it in its proxy-voting responsibilities, Lazard currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. (“ISS”), one of the world’s largest providers of proxy-voting services.    ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.

ISS provides other proxy-related administrative services to Lazard.  ISS receives on Lazard’s behalf all proxy information sent by custodians that hold securities of Lazard’s clients.  ISS posts all relevant information regarding the proxy on its password-protected website for Lazard to review, including meeting dates, all agendas and ISS’ analysis.  ProxyOps reviews this information on a daily basis and regularly communicates with representatives of ISS to ensure that all agendas are considered and proxies are voted on a timely basis.  ISS also provides Lazard with vote execution, recordkeeping and reporting support services.

3.  Voting Process

Lazard’s Proxy Committee has approved specific proxy voting guidelines regarding various common proxy proposals (the “Approved Guidelines”).  As discussed more fully below in Section D of this Policy, depending on the proposal, an Approved Guideline may provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis.

Where the Approved Guideline for a particular type of proxy proposal is to vote on a case-by case basis, Lazard believes that input from a portfolio manager or research analysts with knowledge of the issuer and its securities (collectively, “Portfolio Management”) is essential.  Portfolio Management is, in Lazard’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issuer’s shares.  Consequently, the Manager of ProxyOps seeks Portfolio Management’s recommendation on how to vote all such proposals. Similarly, with

Appendix L-2

September 2012

respect to certain Lazard strategies, as discussed more fully in Sections F and G below, the Manager of ProxyOps will consult with Portfolio Management to determine when it would be appropriate to abstain from voting.

In seeking Portfolio Management’s recommendation, the Manager of ProxyOps provides ISS’ recommendation and analysis.  Portfolio Management provides the Manager of ProxyOps with its recommendation and the reasons behind it.  ProxyOps will generally vote as recommended by Portfolio Management, subject to certain strategy-specific situations or situations where there may appear to be a material conflict of interest, in which case an alternative approach may be followed.  (See Sections F and G below.)  Depending on the facts surrounding a particular case-by-case proposal, or Portfolio Management’s recommendation on a case-by-case proposal, the Manager of ProxyOps may consult with Lazard’s Chief Compliance Officer or General Counsel, and may seek the final approval of the Proxy Committee regarding Portfolio Management’s recommendation.  If necessary, and in cases where there is a possibility of a split vote among Portfolio Management teams as described in Section G.1. below, a meeting of the Proxy Committee will be convened to discuss the proposal and reach a final decision on Lazard’s vote.

Subject to certain strategy-specific situations, ProxyOps generally votes all routine proposals (described below) according to the Approved Guidelines.  For non-routine proposals where the Approved Guideline is to vote for or against, ProxyOps will provide Portfolio Management with both the Approved Guideline, as well as ISS’ recommendation and analysis.  Unless Portfolio Management disagrees with the Approved Guideline for the specific proposal, ProxyOps will generally vote the proposal according to the Approved Guideline.  If Portfolio Management disagrees, however, it will provide its reason for doing so.  All the relevant information will be provided to the Proxy Committee members for a final determination of such non-routine items.  It is expected that the final vote will be cast according to the Approved Guideline, absent a compelling reason for not doing so, and subject to situations where there may be the appearance of a material conflict of interest or certain strategy-specific situations, in which case an alternative approach may be followed.  (See Sections F and G, below.)

D.  Specific Proxy Items

Shareholders receive proxies involving many different proposals.  Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company’s name.  Others are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues.  Following are the Approved Guidelines for a significant proportion of the proxy proposals on which Lazard regularly votes.  Of course, other proposals may be presented from time to time.  Those proposals will be discussed with the Proxy Committee to determine how they should be voted and, if it is anticipated that they may re-occur, to adopt an Approved Guideline.

Certain strategy-specific considerations may result in Lazard voting proxies other than according to Approved Guidelines, not voting shares at all, issuing standing instructions to ISS on how to vote certain proxy matters or other differences from how Lazard votes or handles its proxy voting.  These considerations are discussed in more detail in Section G, below.

Appendix L-3

September 2012

1.  Routine Items

Lazard generally votes routine items as recommended by the issuer’s management and board of directors, and against any shareholder proposals regarding those routine matters, based on the view that management is in a better position to evaluate the need for them.  Lazard considers routine items to be those that do not change the structure, charter, bylaws, or operations of an issuer in any way that is material to shareholder value.  Routine items generally include:

•	routine election or re-election of directors;

•	appointment or election of auditors, in the absence of any controversy or conflict regarding the auditors;

•	issues relating to the timing or conduct of annual meetings; and

•	name changes.

2.  Corporate Governance and Shareholder Rights Matters

Many proposals address issues related to corporate governance and shareholder rights.  These items often relate to a board of directors and its committees, anti-takeover measures, and the conduct of the company’s shareholder meetings.

a.  Board of Directors and Its Committees

Lazard votes in favor of provisions that it believes will increase the effectiveness of an issuer’s board of directors.  Lazard believes that in most instances, a board and the issuer’s management are in the best position to make the determination how to best increase a board’s effectiveness.  Lazard does not believe that establishing burdensome requirements regarding a board will achieve this objective.  Lazard has Approved Guidelines to vote:

•	For the establishment of an independent nominating committee, audit committee or compensation committee of a board of directors;

•	For a requirement that a substantial majority (e.g. 2/3) of a US or UK company’s directors be independent;

•	On a case-by-case basis regarding the election of directors where the board does not have independent “key committees” or sufficient independence;

•	For proposals that a board’s committees be comprised solely of independent directors or consist of a majority of independent directors;

•
For proposals to limit directors’ liability; broaden indemnification of directors; and approve indemnification agreements for officers and directors, unless doing so would affect shareholder interests in a specific pending or threatened litigation; or for indemnification due to negligence in these cases voting is on a case-by-case basis;

Appendix L-4

September 2012

•	For proposals seeking to de-classify a board and Against proposals seeking to classify a board;

•	On a case-by-case basis on all proposals relating to cumulative voting;

•
Against shareholder proposals, absent a demonstrable need, proposing the establishment of additional committees; and on a case-by-case basis regarding the establishment of shareholder advisory committees.

•	Against shareholder proposals seeking union or special-interest representation on the board;

•	Against shareholder proposals seeking to establish term limits or age limits for directors;

•	On a case-by-case basis on shareholder proposals seeking to require that the issuer’s chairman and chief executive officer be different individuals;

•	Against shareholder proposals seeking to establish director stock-ownership requirements; and

•	Against shareholder proposals seeking to change the size of a board, requiring women or minorities to serve on a board, or requiring two candidates for each board seat.

b.  Anti-takeover Measures

Certain proposals are intended to deter outside parties from taking control of a company.  Such proposals could entrench management and adversely affect shareholder rights and the value of the company’s shares.  Consequently, Lazard has adopted Approved Guidelines to vote:

•	Against proposals to adopt supermajority vote requirements, or increase vote requirements, for mergers or for the removal of directors;

•	On a case-by-case basis regarding shareholder rights plans (also known as “poison pill plans”) and For proposals seeking to require all poison pill plans be submitted to shareholder vote;

•	Against proposals seeking to adopt fair price provisions and For proposals seeking to rescind them;

•	Against “blank check” preferred stock; and

•	On a case-by-case basis regarding other provisions seeking to amend a company’s by-laws or charter regarding anti-takeover provisions.

Appendix L-5

September 2012

c.  Conduct of Shareholder Meetings

Lazard generally opposes any effort by management to restrict or limit shareholder participation in shareholder meetings, and is in favor of efforts to enhance shareholder participation.  Lazard has therefore adopted Approved Guidelines to vote:

•	Against proposals to adjourn meetings;

•	Against proposals seeking to eliminate or restrict shareholders’ right to call a special meeting;

•	For proposals providing for confidential voting;

•	Against efforts to eliminate or restrict right of shareholders to act by written consent;

•	Against proposals to adopt supermajority vote requirements, or increase vote requirements; and

•	On a case-by-case basis on changes to quorum requirements.

3.  Changes to Capital Structure

Lazard receives many proxies that include proposals relating to a company’s capital structure.  These proposals vary greatly, as each one is unique to the circumstances of the company involved, as well as the general economic and market conditions existing at the time of the proposal.  A board and management may have many legitimate business reasons in seeking to effect changes to the issuer’s capital structure, including raising additional capital for appropriate business reasons, cash flow and market conditions.  Lazard generally believes that these decisions are best left to management, absent apparent reasons why they should not be.  Consequently, Lazard has adopted Approved Guidelines to vote:

•	For management proposals to increase or decrease authorized common or preferred stock (unless it is believed that doing so is intended to serve as an anti-takeover measure);

•	For stock splits and reverse stock splits;

•	On a case-by-case basis on matters affecting shareholder rights, such as amending votes-per-share;

•	On a case-by-case basis on management proposals to issue a new class of common or preferred shares;

•	For management proposals to adopt or amend dividend reinvestment plans;

•	Against changes in capital structure designed to be used in poison pill plans; and

Appendix L-6

September 2012

•	On a case-by-case basis on proposals seeking to approve or amend stock ownership limitations or transfer restrictions.

4.  Stock Option Plans and Other Executive Compensation Issues

Lazard supports efforts by companies to adopt compensation and incentive programs to attract and retain the highest caliber management possible, and to align the interests of a board, management and employees with those of shareholders.  Lazard favors programs intended to reward management and employees for positive, long-term performance.  However, Lazard will evaluate whether it believes, under the circumstances, that the level of compensation is appropriate or excessive.   Lazard has Approved Guidelines to vote:

•	On a case-by-case basis regarding all stock option plans;

•	Against restricted stock plans that do not involve any performance criteria;

•	For employee stock purchase plans;

•	On a case-by-case basis for stock appreciation rights plans;

•	For deferred compensation plans;

•	Against proposals to approve executive loans to exercise options;

•	Against proposals to re-price underwater options;

•
On a case-by-case basis regarding shareholder proposals to eliminate or restrict severance agreements, and For proposals to submit severance agreements to shareholders for approval; and Against proposals to limit executive compensation or to require executive compensation to be submitted for shareholder approval, unless, with respect to the latter submitting compensation plans for shareholder approval is required by local law or practice.

5.  Mergers and Other Significant Transactions

Shareholders are asked to consider a number of different types of significant transactions, including mergers, acquisitions, sales of all or substantially all of a company’s assets, reorganizations involving business combinations and liquidations.  Each of these transactions is unique.  Therefore, Lazard’s Approved Guideline is to vote on each of these transactions on a case-by-case basis.

6.  Social and Political Issues

Proposals involving social and political issues take many forms and cover a wide array of issues.  Some examples are: adoption of principles to limit or eliminate certain business activities, or limit or eliminate business activities in certain countries; adoption of certain conservation efforts; reporting of charitable contributions or political contributions or activities; or the adoption of certain principles regarding employment

Appendix L-7

September 2012

practices or discrimination policies.  These items are often presented by shareholders and are often opposed by the company’s management and its board of directors.

Lazard generally supports the notion that corporations should be expected to act as good citizens, but, as noted above, is obligated to vote on social and political proposals in a way that it believes will most increase shareholder value.  As a result, Lazard has adopted Approved Guidelines to vote on a case-by-case basis for most social and political issue proposals.  Lazard will generally vote for the approval of anti-discrimination policies.

E.  Voting Non-U.S. Securities

Lazard invests in non-U.S. securities on behalf of many clients.  Laws and regulations regarding shareholder rights and voting procedures differ dramatically across the world.  In certain countries, the requirements or restrictions imposed before proxies may be voted may outweigh any benefit that could be realized by voting the proxies involved.  For example, certain countries restrict a shareholder’s ability to sell shares for a certain period of time if the shareholder votes proxies at a meeting (a practice known as “share blocking”).  In other instances, the costs of voting a proxy (i.e., by being required to send a representative to the meeting) may simply outweigh any benefit to the client if the proxy is voted.  Generally, the Manager of ProxyOps will consult with Portfolio Management to determine whether they believe it is in the interest of the clients to vote the proxies.  In these instances, the Proxy Committee will have the authority to decide that it is in the best interest of its clients not to vote the proxies.

There may be other instances where Portfolio Management may wish to refrain from voting proxies (See Section G.1. below). Due to the nature of the strategy, a decision to refrain from voting proxies for securities held by the Korea Corporate Governance strategy managed by Lazard (“KCG”), certain Japanese securities or emerging market securities will generally be determined by Portfolio Management. (See Section G.1. below.)

  F.  Conflicts of Interest

1.  Overview

Lazard is required to vote proxies in the best interests of its clients.  It is essential, therefore, that material conflicts of interest or the appearance of a material conflict be avoided.

Potential conflicts of interest are inherent in Lazard’s organizational structure and in the nature of its business.  Following are examples of situations that could present a conflict of interest or the appearance of a conflict of interest:

•
Lazard Frères & Co. LLC (“LF&Co.”), Lazard’s parent and a registered broker-dealer, or an investment banking affiliate has a relationship with a company the shares of which are held in accounts of Lazard clients, and has provided services to the company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction);

Appendix L-8

September 2012

•	Lazard serves as an investment adviser for a company the management of which supports a particular proposal, and shares of the company are held in accounts of Lazard clients;

•	Lazard serves as an investment adviser for the pension plan of an organization that sponsors a proposal; or

•	A Lazard employee who would otherwise be involved in the decision-making process regarding a particular proposal has a material relationship with the issuer or owns shares of the issuer.

2.  General Policy and Consequences of Violations

All proxies must be voted in the best interest of each Lazard client, without any consideration of the interests of any other Lazard client (unrelated to the economic effect of the proposal being voted on share price), Lazard, LF&Co. or any of their Managing Directors, officers, employees or affiliates.  ProxyOps is responsible for all proxy voting in accordance with this Policy after consulting with the appropriate member or members of Portfolio Management, the Proxy Committee and/or the Legal / Compliance Department.  No other officers or employees of Lazard, LF&Co. or their affiliates may influence or attempt to influence the vote on any proposal.  Doing so will be a violation of this Policy. Any communication between an officer or employee of LF&Co. and an officer or employee of Lazard trying to influence how a proposal should be voted is prohibited, and is a violation of this Policy.  Violations of this Policy could result in disciplinary action, including letter of censure, fine or suspension, or termination of employment.  Any such conduct may also violate state and Federal securities and other laws, as well as Lazard’s client agreements, which could result in severe civil and criminal penalties being imposed, including the violator being prohibited from ever working for any organization engaged in a securities business.   Every officer and employee of Lazard who participates in any way in the decision-making process regarding proxy voting is responsible for considering whether they have a conflicting interest or the appearance of a conflicting interest on any proposal.  A conflict could arise, for example, if an officer or employee has a family member who is an officer of the issuer or owns securities of the issuer.  If an officer or employee believes such a conflict exists or may appear to exist, he or she should notify the Chief Compliance Officer immediately and, unless determined otherwise, should not continue to participate in the decision-making process.

3.  Monitoring for Conflicts and Voting When a Material Conflict Exists

ProxyOps monitors for potential conflicts of interest that could be viewed as influencing the outcome of Lazard’s voting decision.  Consequently, the steps that Lazard takes to monitor conflicts, and voting proposals when the appearance of a material conflict exists, differ depending on whether the Approved Guideline for the specific item is clearly defined to vote for or against, or is to vote on a case-by-case basis.  Any questions regarding application of these conflict procedures, including whether a conflict exists, should be addressed to LAM’s Chief Compliance Officer or General Counsel.

a.  Where Approved Guideline Is For or Against

Lazard has an Approved Guideline to vote for or against regarding most proxy agenda/proposals.  Generally, unless Portfolio Management disagrees with the Approved Guideline for a specific proposal, ProxyOps votes according to the Approved Guideline.  It is therefore necessary to

Appendix L-9

September 2012

consider whether an apparent conflict of interest exists when Portfolio Management disagrees with the Approved Guideline.  ProxyOps will use its best efforts to determine whether a conflict of interest or potential conflict of interest exists. If there is no material conflict, the proxy will be voted as outlined in this Policy.  If conflict appears to exist, then the proposal will be voted according to the Approved Guideline.

b.  Where Approved Guideline Is Case-by-Case

In situations where the Approved Guideline is to vote case-by-case and a material conflict of interest appears to exist, Lazard’s policy is to vote the proxy item according to the recommendation of an independent source, currently ISS.  The Manager of ProxyOps will use his best efforts to determine whether a conflict of interest or a potential conflict of interest may exist. If a conflict exists, and Lazard policy is to vote “case-by-case”, then ProxyOps will vote in accordance with the concurring recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service.  If the two ISS services’ recommendations are contrary to each other, ProxyOps will obtain a recommendation from a third independent source that provides voting advisory services, and will defer to the majority recommendation.  If a recommendation from the Proxy Committee approved third independent source is not available, Lazard will follow the recommendation of ISS’ Proxy Advisor service.  In addition, in the event of a conflict that arises in connection with a proposal for a Lazard mutual fund, Lazard will vote shares for or against the proposal in proportion to shares voted by other shareholders.

G. Other Matters

1. Issues Relating to Management of Specific Lazard Strategies

Due to the nature of certain strategies managed by Lazard, specifically its emerging markets and KCG strategies, there may be times when Lazard believes that it may not be in the best interests of its clients to vote in accordance with the Approved Guidelines, or to vote proxies at all. In certain markets, the fact that Lazard is voting proxies may become public information, and, given the nature of those markets, may impact the price of the securities involved. With respect to the KCG strategy, Lazard may simply require more time to fully understand and address a situation prior to determining what would be in the best interests of shareholders. In these cases ProxyOps will look to Portfolio Management to provide guidance on proxy voting rather than vote in accordance with the Approved Guidelines.

Additionally, particularly with respect to certain Japanese securities, Lazard may not receive notice of a shareholder meeting in time to vote proxies for, or may simply be prevented from voting proxies in connection with, a particular meeting.  Due to the compressed time frame for notification of shareholder meetings and Lazard's obligation to vote proxies on behalf of its clients, Lazard may issue standing instructions to ISS on how to vote on certain matters.

Different strategies managed by Lazard may hold the same securities. However, due to the differences between the strategies and their related investment objectives (e.g., the KCG strategy and an emerging-markets strategy), one Portfolio Management team may desire to vote differently than the other, or one team may desire to abstain from voting proxies while the other may desire to vote proxies.  In this event, Lazard would generally defer to the recommendation of the KCG team to determine what action would be in the best interests of its clients.  However, under unusual circumstances, the votes may be split between the two teams.  In such event, a meeting of the Proxy Committee will be held to determine whether it would be appropriate to

Appendix L-10

September 2012

split the votes.

2. Stock Lending

As noted in Section B above, Lazard does not generally vote proxies for securities that a client has authorized their custodian bank to use in a stock loan program, which passes voting rights to the party with possession of the shares.  Under certain circumstances, Lazard may determine to recall loaned stocks in order to vote the proxies associated with those securities.  For example, if Lazard determines that the entity in possession of the stock has borrowed the stock solely to be able to obtain control over the issuer of the stock by voting proxies, or if the client should specifically request Lazard to vote the shares on loan, Lazard may determine to recall the stock and vote the proxies itself.  However, it is expected that this will be done only in exceptional circumstances.  In such event, Portfolio Management will make this determination and ProxyOps will vote the proxies in accordance with the Approved Guidelines.

H.    Review of Policy

The Proxy Committee will review this Policy at least semi-annually to consider whether any changes should be made to it or to any of the Approved Guidelines.  Questions or concerns regarding the Policy should be raised with Lazard’s General Counsel or Chief Compliance Officer.

Appendix L-11

September 2012

Proxy Voting Procedure Manual

Jason Gish
Version 1.0
January, 13

1     Version Control

Date	Update	Update By:
01/01/06	First draft	Jason Gish
02/04/07	Amended to reflect return of FARE and Japanese voting policy	Jason Gish

17/01/08	Amended for Latent Zero	Sandra Hinkley
20/11/08	Updated for Segregated Clients	Sandra Hinkley
04/02/09	General updates (name change of proxy voting companies)	Sandra Hinkley

2     Introduction

Proxy vote execution is outsourced, depending on custodian, to Broadridge and RiskMetrics using the Proxy Edge and Vote X platforms. Agendas are collated by the M&G Corporate Actions team before being sent to the Front Office for a decision.

Decision making responsibility differs depending on Fund and market. The procedure below details the responsibilities.

Please note these procedures do not constitute a voting policy

3     The Process

As soon as Corporate Actions receive notification from Broadridge and RiskMetrics, they will send by e-mail, OGM, EGM, AGM and Mix meeting requests to the FMA Team Proxy Voting Coordinator (FMA PVC), currently Jack Bailey, James Doogan as alternate. Corporate Actions will attach a copy of the decision sheet as an Excel file and a word document containing the resolutions or a link to the company’s website.

3.1     Decision Maker Identification

The following decision tree should be used when determining who is responsible for making the decision:

•	Note that where a stock is held across multiple desks, it is preferable to get the decision from the main holders so that may act as an indication for other Fund Managers making a decision.

3.1.1     UK Companies

Decision Maker	Corporate Finance (Matthew Beardmore-Gray (MBG))
Standing Instructions?	Vote in favour for all.
Size Limitations?	None. All holdings voted.

Proxy notifications including the report and accounts are sent directly to Corporate Finance from the Custodians. Corporate Finance consider each one and determine whether to let the standing instruction to vote in favour stand.

If Corporate Finance decide to amend the voting instruction, they will instruct Corporate Actions, and inform the relevant Fund Managers.

3.1.2     Non-UK stocks held by the UK Team

Decision Maker	UK Fund Managers
Standing Instructions?	None
Size Limitations?	Holdings of less than 0.25% of the Company (at M&G level) are not voted (1.00% for Europe)

Proxy Voting notices are sent to the PVC. The PVC then obtains a decision and authorisation from the relevant UK Fund Manager before sending the completed decision sheet back to the Corporate Actions team.

3.1.3     All stocks excluding UK held by the Global Team

Decision Maker	Global Fund Managers
Standing Instructions?	None
Size Limitations?	None All holdings voted

All Proxy Voting notices are sent to the PVC, excluding UK. The PVC then obtains a decision and authorisation from the relevant Global Fund Manager before sending the completed decision sheet back to the Corporate Actions team.

3.1.4     Non-UK stocks held by the European Team

Decision Maker	European Fund Managers
Standing Instructions?	None
Size Limitations?	Holdings of less than 1.00% of the Company (at M&G level) are not voted

The PVC obtains a decision and authorisation from the European Fund Managers before sending the completed decision sheet back to the Corporate Actions team.

Fund Managers / Corporate Finance will have the ability to request to see a proxy that falls below the 1% limit in certain circumstances, such as where a company requests that we vote, our peers request that we vote or where we feel it is in the fund’s best interests to vote.

3.1.5     Non-UK stocks held by the Structured Team

Decision Maker	Structured Fund Managers
Standing Instructions?	Take no action for Japanese meetings
Size Limitations?	Holdings of less than 0.25% (1% for Europe) of the Company (at M&G level) are not voted

Proxy Voting notices are sent to the PVC. The PVC then obtains a decision and authorisation from the relevant Structured Fund Manager before sending the completed decision sheet back to the Corporate Actions team.

The numbers of Japanese meetings that are held on the same day make it impractical for these to be voted for the Passive Funds. Shareholder dissention is common should a vote be opposed. In these instances, separate corporate event notices are sent to the Fund Manager.

3.2     Signing the decision sheet

All relevant decision makers MUST put their decision number (1 is TAKE NO ACTION) in FM decision box and sign the decision sheet.

3.2.1     Decision Sheet Options

There are currently 5 options available to MBG and the Fund Managers to decide upon on the decision sheet prior to signing:-

1.  TAKE NO ACTION (No voting at meeting, query if holding is 1% or over).
2.  ABSTAIN FOR ALL RESOLUTIONS (Stock is blocked - see below).
3.  VOTE IN FAVOUR OF ALL RESOLUTIONS (Stock is blocked - see below).
4.  VOTE AGAINST ALL RESOLUTIONS (Stock is blocked - see below).
5.  A COMBINATION OF 2, 3 AND 4 (PLEASE SPECIFY - Stock is blocked - see below).

3.2.2     Signed decision sheet

Once the relevant Fund Manager/s have chosen their decision and signed the decision sheet this should then be faxed up to Corporate Actions (saved in memory of fax machine located at end of dealers bank of desks).
NB Corporate Finance deal directly with Corporate Actions

An email should then be sent to Corporate Actions Team informing them of sent decision sheets.

3.3     Record Keeping

Back Office are the core record keepers.

4     Exceptions and General Notes

4.1     Standing Instruction

4.1.1     Far East AGM’s and EGMs

•	For PPLIA there are standing instructions in place take no action.

4.2     Segregated clients

Vanguard currently vote their own meetings. No voting is undertaken by M&G.

Mizuho Trust & Banking Co Ltd vote their own meetings. No voting is undertaken by M&G.

4.3     Swiss Meetings

For Swiss meetings there may just be a decision sheet as these meetings require an acknowledgement for share registration consent only. This is because Swiss companies like all classes of shares to have voting rights, so before the meeting takes place all shares can be re-registered enabling all holders to vote.

Voting ‘FOR’ will ensure shares are temporarily re-registered thereby allowing voting instructions to be accepted at the shareholder meeting. Voting instructions are required to be submitted separately against the reported shareholder meeting in accordance with the advised instruction deadline.

Re-registering stock may impact your ability to sell such stock in the market. Any such restrictions should be coded onto order management system (Latent Zero) as instructed by the Corporate Action Team to the Surveillance Monitoring Team.

4.4     Multiple Voting Responsibility

If there is more than one decision maker involved on a non-UK meeting, collaboration should exist to ensure that there is consistency in the vote. Any differences between Fund Managers should be communicated by the PVC to ensure that the decisions are as intended.

4.5     Blocking Markets

If Corporate Finance or a Fund Manager elects to vote then it is quite possible that a trade block will be placed on this

Blocking countries are Blocking Markets

The voting notice from Corporate Actions will denote if the stock will be blocked on voting. The PVC will point this out to the Fund Manager when requesting signoff.

Therefore once Corporate Actions have received the faxed copy of the decision sheet they will e-mail ‘Surveillance Monitoring’ who will add the trade block at the stock level.

The Block request is sent as soon as Corporate Actions receive the faxed decision sheet regardless of when the meeting is. This may mean that a stock is blocked on the systems when in reality the custodian has yet to receive the instruction or place the block. Any such block will remain in place until 1 day after the meeting.

Care should be taken where meetings may not have reached a quorum. In such circumstances a meeting may be reconvened and shares continue to block. Corporate Actions will liaise with the voting agent and advise whether the block should remain on the stock.

In certain circumstances it is possible to unblock stock, although this is usually on a best endeavours basis. Should the Fund Manager wish to try and unblock, he/she must instruct the PVC who will in turn instruct Corporate Actions. If Corporate Actions manage to unblock, the relevant FMA must perform an availability check before any sales are placed.

Corporate Policy Directory
Policy Number II-G-051
Effective 1 March 2012

BNY Mellon Proxy Voting Policy

Summary of Policy
BNY Mellon investment entities that have proxy voting authority over assets held in client accounts must exercise that authority in accordance with sound fiduciary principles as well as the applicable laws, rules, regulations and governing instruments of client accounts.

Scope
This policy applies to those investment advisory, banking and trust company subsidiaries and business units (each, a “Member Firm”) of The Bank of New York Mellon Corporation (“BNY Mellon”) that have elected to join the BNY Mellon Proxy Policy Committee (“PPC”).  These Member Firms are listed on Appendix A.

This policy also applies to the registered investment companies (“Mutual Funds”), bank collective investment trusts and common trust funds (together, the “Collective Investment Funds”) and other pooled investment vehicles over which a Member Firm has proxy voting authority.  Mutual Funds, Collective Investment Funds and other pooled investment vehicles are collectively referred to as “Funds”.

Policy Statement and Discussion
The Fiduciary Risk Management Committee (the “FRMC”) has delegated to PPC on behalf of the Member Firms the responsibility to make proxy voting decisions for securities held in accounts over which the Member Firms have proxy voting authority.  PPC has established the following voting policies and process in order to fulfill that responsibility.

PPC Voting Policies and Process
1.	Fiduciary Duty - PPC recognizes that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. PPC further recognizes that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser’s duty of loyalty precludes the adviser from subrogating its clients’ interests to its own. Accordingly, in voting proxies, PPC will seek to act solely in the best financial and economic interests of its clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Member Firm weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

2.	Long-Term Perspective - PPC recognizes that management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

Information Classification: Internal Use Only
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3.	Limited Role of Shareholders - PPC believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. PPC will carefully review proposals that would limit shareholder control or could affect shareholder values.

4.	Anti-takeover Proposals - PPC generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company’s future by a minority of its shareholders. PPC will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

5.	“Social” Issues - On questions of social responsibility where economic performance does not appear to be an issue, PPC will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. PPC will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client’s portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in Section 6.

6.	Proxy Voting Process - Every voting proposal is reviewed, categorized and analyzed in accordance with PPC’s written guidelines in effect from time to time. PPC guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in PPC’s policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to PPC if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, will be referred to PPC for discussion and vote. Additionally, PPC may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. PPC will also consider specific interests and issues raised to the committee by a Member Firm, which interests and issues may require that a vote for an account managed by a Member Firm be cast differently from the collective vote in order to act in the best interests of such account’s beneficial owners.

7.	Material Conflicts of Interest - PPC recognizes our duty to vote proxies in the best interests of its clients. PPC seeks to avoid material conflicts of interest through the establishment of the committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendors, and without consideration of any client relationship factors. Further, PPC engages a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and securities of a Mutual Fund, and may engage an independent fiduciary to vote proxies of other issuers in PPC’s discretion.

8.	Securities Lending - PPC seeks to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct a Member Firm to recall shares.

9.	Recordkeeping - PPC will keep or cause its agents to keep the records for each voting proposal required by law.

10.	Disclosure - PPC will furnish a copy of this policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, PPC will furnish a copy of

Information Classification: Internal Use Only
Corporate Policy II-G-051 BNY Mellon Proxy Voting Policy	Effective 1 March 2012
Copyright 2012 The Bank of New York Mellon Corporation. All rights reserved.	Page 2 (4 pages total)

this policy, any related procedures, and its voting guidelines to clients who have delegated proxy voting authority to a Member Firm upon request. The Mutual Funds shall disclose their proxy voting policies and procedures and their proxy votes as required by law. PPC recognizes that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (“ERISA”) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed after the shareholder meeting has been concluded (1) to those who have an interest in the account for which shares are voted and who have delegated proxy voting authority to a Member Firm or (2) to those who hold units of a Collective Investment Fund for which disclosure is made in accordance with the Commingled Funds Disclosure of Information Policy or,(3) for a Mutual Fund, as required by law. Rationale for PPC votes will not be disclosed to non-committee members except to the governing board of a Mutual Fund upon request.

11.	Charter – PPC maintains a Charter which lists the committee’s responsibilities and duties, membership, voting and non-voting members, quorum, meeting schedule and oversight mapping to the BNY Mellon Fiduciary Risk Management Committee.

Ownership of this Policy
This policy is owned by PPC.  Contact is Judy Manion.  mailto:judith.manion@bnymellon.com

Information Classification: Internal Use Only
Corporate Policy II-G-051 BNY Mellon Proxy Voting Policy	Effective 1 March 2012
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Appendix A

Member Firms as of January 2012

•	BNY Mellon Wealth Management (which generally conducts business as BNY Mellon N.A., the Bank of New York Mellon Trust Company, N.A. and BNY Mellon Trust of Delaware
•	MBSC Securities Corporation
•	Lockwood Advisors, Inc.
•	Mellon Capital Management Corporation
•	Mellon Transition Management (which generally conducts business as The Bank of New York Mellon)
•	Standish Mellon Asset Management Company LLC
•	The Boston Company Asset Management LLC
•	The Bank of New York Mellon
•	The Dreyfus Corporation
•	The Dreyfus Corporation, BNY Mellon Cash Investment Strategies Division

Information Classification: Internal Use Only
Corporate Policy II-G-051 BNY Mellon Proxy Voting Policy	Effective 1 March 2012
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October 1, 2011

MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

I.           POLICY STATEMENT

Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies.  This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited and Private Investment Partners Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (“MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies unless the investment management or investment advisory agreement explicitly authorizes the MSIM Affiliate to vote proxies.

MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”).  In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy.  In these situations, the MSIM Affiliate will comply with the client’s policy.

Proxy Research Services - ISS and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors.  The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of one or more Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

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Voting Proxies for Certain Non-U.S. Companies - Voting proxies of companies located in some jurisdictions may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs.  These problems include, but are not limited to:  (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions.  As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard.  ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II.           GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein).  The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently.  However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard.  Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome).  We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A.           Routine Matters.  We generally support routine management proposals.  The following are examples of routine management proposals:

•	Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.

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•	General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•
Most proposals related to the conduct of the annual meeting, with the following exceptions.  We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment.  However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors.

1.
Election of directors: Votes on board nominees can involve balancing a variety of considerations. In vote decisions, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a.
We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty.  We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent.  We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems; if we believe the board is acting with insufficient independence between the board and management; or if we believe the board has not been sufficiently forthcoming with information on key governance or other material matters.

b.
We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient.  We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE.  Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market

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standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent.

i.
At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent. In markets where board independence is not the norm (e.g. Japan), however, we consider factors including whether a board of a controlled company includes independent members who can be expected to look out for interests of minority holders.

ii.	We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

c.
Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation/remuneration, nominating/governance or audit committee.

d.	We consider withholding support from or voting against nominees if the term for which they are nominated is excessive. We consider this issue on a market-specific basis.

e.	We consider withholding support from or voting against nominees if in our view there has been insufficient board renewal (turnover), particularly in the context of extended poor company performance.

f.
We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test.  For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

g.
In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such.  We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

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h.	We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

i.
We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

j.
We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies), although we also may reference National Association of Corporate Directors guidance suggesting that public company CEOs, for example, should serve on no more than two outside boards given level of time commitment required in their primary job.

k.
We consider withholding support from or voting against a nominee where we believe executive remuneration practices are poor, particularly if the company does not offer shareholders a separate “say-on-pay” advisory vote on pay.

2.
Discharge of directors’ duties: In markets where an annual discharge of directors' responsibility is a routine agenda item, we generally support such discharge.  However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of disclosed actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.
Board independence:  We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66⅔%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.	Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to gender, race or other factors.

5.
Majority voting:  We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

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6.	Proxy access: We consider on a case-by-case basis shareholder proposals on particular procedures for inclusion of shareholder nominees in company proxy statements.

7.
Reimbursement for dissident nominees:  We generally support well-crafted U.S. shareholder proposals that would provide for reimbursement of dissident nominees elected to a board, as the cost to shareholders in electing such nominees can be factored into the voting decision on those nominees.

8.
Proposals to elect directors more frequently:  In the U.S. public company context, we usually support shareholder and management proposals to elect all directors annually (to “declassify” the board), although we make an exception to this policy where we believe that long-term shareholder value may be harmed by this change given particular circumstances at the company at the time of the vote on such proposal.  As indicated above, outside the United States we generally support greater accountability to shareholders that comes through more frequent director elections, but recognize that many markets embrace longer term lengths, sometimes for valid reasons given other aspects of the legal context in electing boards.

9.
Cumulative voting:  We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.)  U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

10.
Separation of Chairman and CEO positions:  We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint an independent Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies.  In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.  In the United States, we consider such proposals on a case-by-case basis, considering, among other things, the existing board leadership structure, company performance, and any evidence of entrenchment or perceived risk that power is overly concentrated in a single individual.

11.
Director retirement age and term limits:  Proposals setting or recommending  director retirement ages or director term limits are voted on a case-by-case basis that includes consideration of company performance, the rate of board renewal, evidence of effective individual director evaluation processes, and any indications of entrenchment.

12.	Proposals to limit directors’ liability and/or broaden indemnification of officers and directors: Generally, we will support such proposals provided that an

6

individual is eligible only if he or she has not acted in bad faith, with gross negligence or with reckless disregard of their duties.

C.           Statutory auditor boards. The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D.           Corporate transactions and proxy fights.  We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account.  Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection.  We also analyze proxy contests on a case-by-case basis.

E.           Changes in capital structure.

1.	We generally support the following:

•	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•
U.S. management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•
U.S. management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•
Proposals in non-U.S. markets that in our view appropriately limit potential dilution of existing shareholders. A major consideration is whether existing shareholders would have preemptive rights for any issuance under a proposal for standing share issuance authority.  We

7

generally consider market-specific guidance in making these decisions; for example, in the U.K. market we usually follow Association of British Insurers’ (“ABI”) guidance, although company-specific factors may be considered and for example, may sometimes lead us to voting against share authorization proposals even if they meet ABI guidance.

•	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Management proposals to effect stock splits.

•
Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter.  Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.	We generally oppose the following (notwithstanding management support):

•	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•
Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•
Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•	Proposals relating to changes in capitalization by 100% or more.

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We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances.  For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F.           Takeover Defenses and Shareholder Rights.

1.
Shareholder rights plans:  We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills).  In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.
Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder.  In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.
Shareholder rights to call meetings:  We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis. At large-cap U.S. companies, we generally support efforts to establish the right of holders of 10% or more of shares to call special meetings, unless the board or state law has set a policy or law establishing such rights at a threshold that we believe to be acceptable.

4.	Written consent rights: In the U.S. context, we examine proposals for shareholder written consent rights on a case-by-case basis.

5.
Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis.  We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

6.
Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

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7.	Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

G.           Auditors.   We generally support management proposals for selection or ratification of independent auditors.  However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive.  Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H.           Executive and Director Remuneration.

1.	We generally support the following:

•
Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.  Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•
Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context.  While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

•
Proposals for employee stock purchase plans that permit discounts, but only for grants that are part of a broad-based employee plan, including all non-executive employees, and only if the discounts are limited to a reasonable market standard or less.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

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3.
In the U.S. context, shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay.  We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.
Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices.  While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider  factors including whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

6.
We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

7.
Management proposals effectively to re-price stock options are considered on a case-by-case basis.  Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

8.
Say-on-Pay: We consider proposals relating to an advisory vote on remuneration on a case-by-case basis. Considerations include a review of the relationship between executive remuneration and performance based on operating trends and total shareholder return over multiple performance periods. In addition, we review remuneration structures and potential poor pay practices, including relative magnitude of pay, discretionary bonus awards, tax gross ups, change-in-control features, internal pay equity and peer group construction. As long-term investors, we support remuneration policies that align with long-term shareholder returns.

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I.           Social, Political and Environmental Issues.  Shareholders in the United States and certain other markets submit proposals encouraging changes in company disclosure and practices related to particular corporate social, political and environmental matters. We consider how to vote on the proposals on a case-by-case basis to determine likely impacts on shareholder value.  We seek to balance concerns on reputational and other risks that lie behind a proposal against costs of implementation, while considering appropriate shareholder and management prerogatives. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We support proposals that if implemented would enhance useful disclosure, but we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J.           Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds.  If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III.           ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy.  The Committee, which is appointed by MSIM’s Long-Only Executive Committee, consists of investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”).  Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines.  The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable.  Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted

12

 in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ.  Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available.  If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A.           Committee Procedures

The Committee meets at least quarterly, and reviews and considers changes to the Policy at least annually. Through meetings and/or written communications, the Committee is responsible for monitoring and ratifying “split votes” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy). The Committee will review developing issues and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes.

B.           Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director may request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.
Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

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If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.
If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers consulted have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the CGT Director will refer the matter to a Special Committee to vote on the proposal, as appropriate.

Any Special Committee shall be comprised of the CGT Director, and at least two portfolio managers (preferably members of the Committee), as approved by the Committee. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee and the Chief Compliance Officer or his/her designee .  In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C.           Proxy Voting Reporting

The CGT will document in writing all Committee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years.  To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

APPENDIX A

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The following procedures apply to accounts managed by Morgan Stanley AIP GP LP and Private Investment Partners Inc. (“AIP”).

Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures.  To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Equity Fund of Funds investment team or the Private Equity Real Estate Fund of Funds investment team of AIP.  A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights
For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.
Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.
Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then  AIP  may exercise  its voting rights with respect to such matter.

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Summary of Neuberger Berman’s Proxy Voting Policy

Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Glass, Lewis & Co. LLC (Glass Lewis) to vote proxies in accordance with Neuberger Berman’s voting guidelines.

For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman’s guidelines adopt the voting recommendations of Glass Lewis. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman’s proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

OPPENHEIMERFUNDS, INC. AND ITS ADVISORY AFFILIATES
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES
(as of March 26, 2012) and
PORTFOLIO PROXY VOTING GUIDELINES (as of March 26, 2012)

These Portfolio Proxy Voting Policies and Procedures (the “Policies and Procedures”), which include the attached “Portfolio Proxy Voting Guidelines” (the “Guidelines”), set forth the proxy voting policies, procedures and guidelines to be followed by OppenheimerFunds, Inc. (“OFI”) and the following advisory affiliates of OFI, OFI Institutional Asset Management, Inc, OFI Private Investments Inc. and HarbourView Asset Management Corporation (individually, an “OFI Adviser”). Unless noted otherwise and for ease of reference, OFI and each OFI Adviser are collectively referred to herein as “OFI”.

OFI will follow these Policies, Procedures and Guidelines in voting portfolio proxies relating to securities held by clients, which may include, but is not limited to, separately managed accounts, collective investment trusts, 529 college savings plans, and registered and non-registered investment companies advised or sub-advised by an OFI Adviser  (“Fund(s)”).

To the extent that these Policies, Procedures and Guidelines establish a standard, OFI’s compliance with such standard, or failure to comply with such standard, will be subject to OFI’s judgment.

A.	Funds for which OFI has Proxy Voting Responsibility

OFI Registered Funds.  Each Board of Directors/Trustees (the “Board”) of the Funds registered with the U.S. Securities and Exchange Commission (“SEC”) and advised by OFI (“OFI Registered Funds”) has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision. Any reference herein to “Board” shall only apply to OFI Registered Funds.

Sub-Advised Funds.  OFI also serves as an investment sub-adviser for a number of Funds registered with the SEC and not overseen by the Boards (“Sub-Advised Funds”).  Generally, pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds’ managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds.  When voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI may refer the vote to the portfolio manager of the Sub-Advised Fund.

Other Funds. OFI also serves as an investment adviser for a number of Funds that are not identified as Registered Funds or Sub-Advised Funds, which may include, but are not limited to, separately managed accounts, collective investment trusts, non-registered investment companies and 529 college savings plans (“Other Funds”). Generally, pursuant to contractual arrangements between OFI and those Other Funds, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Other Funds.

B.	Proxy Voting Committee

OFI’s internal proxy voting committee (the “Committee”) is responsible for overseeing the proxy voting process and ensuring that OFI and the Funds meet their regulatory and corporate governance obligations for voting of portfolio proxies.  The Committee has adopted a written charter that outlines its responsibilities.

The Committee shall oversee the proxy voting agent’s compliance with these Policies and Procedures and the Guidelines, including any deviations by the proxy voting agent from the Guidelines.

C.	Administration and Voting of Portfolio Proxies

	1.	Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Funds and their shareholders.   In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences.  Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines. If a portfolio manager requests that OFI vote in a manner inconsistent with the Guidelines, the portfolio manager must submit his/her rationale for voting in this manner to the Committee.  The Committee will review the portfolio manager’s rationale to determine that such a request is in the best interests of the Fund (and, if applicable, its shareholders).

In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Funds.  Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI’s primary consideration is the economic interests of the Funds and their shareholders.

From time to time, a Fund may be asked to enter into an arrangement, in the context of a corporate action (e.g., a corporate reorganization), whereby the Fund becomes contractually obligated to vote in a particular manner with respect to certain agenda items at future shareholders’ meetings.  To the extent practicable, portfolio managers must notify the Committee of these proposed arrangements prior to contractually committing a Fund to vote in a set manner with respect to future agenda items.  The Committee will review these arrangements to determine that such arrangements are in the best interests of the Funds (and, if applicable, their shareholders), and the Committee may ask a portfolio manager to present his/her rationale in support of their proposed course of action.

2.	Proxy Voting Agent

On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines.  As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, OFI may consider the proxy voting agent’s research and analysis as part of OFI’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis.  OFI bears ultimate responsibility for how portfolio proxies are voted.  Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines.   The proxy voting agent also will assist OFI in maintaining records of OFI’s and the OFI Registered and Sub-Advised Funds’ portfolio proxy votes, including the appropriate records necessary for the Funds’ to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC.

3.	Material Conflicts of Interest

OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates.  To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund (and, if applicable, its shareholders) and OFI, its affiliates or their business relationships.   A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the “company”), on one hand, and OFI or any of its affiliates (together “OFI”), on the other, including, but not limited to, the following relationships:

•	OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;

•	a company that is a significant selling agent of OFI’s products and services solicits proxies;

•	OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or

•	OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management’s recommendation may cause OFI a loss of revenue or other benefit.

OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.  The Committee maintains a list of companies that, based on business relationships, may potentially give rise to a conflict of interest (“Conflicts List”).   In addition, OFI and the Committee employ the following procedures to further minimize any potential conflict of interest, as long as the Committee determines that the course of action is consistent with the best interests of the Fund and its shareholders:

•
If the proposal for a company on the Conflicts List is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines. If the proposal for the company on the Conflicts List is not specifically addressed in the Guidelines, or if the Guidelines provide discretion to OFI on how to vote (i.e., on a case-by-case basis), OFI will vote in accordance with its proxy voting agent’s general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent.

•
With respect to proposals of a company on the Conflicts List where a portfolio manager has requested that OFI vote (i) in a manner inconsistent with the Guidelines, or (ii) if the proposal is not specifically addressed in the Guidelines, in a manner inconsistent with the proxy voting agent’s general recommended guidelines, the Committee may determine that such a request is in the best interests of the Fund (and, if applicable, its shareholders) and does not pose an actual material conflict of interest. In making its determination, the Committee may consider, among other things, whether the portfolio manager is aware of the business relationship with the company, and/or is sufficiently independent from the business relationship, and to the Committee’s knowledge, whether OFI has been contacted or influenced by the company in connection with the proposal.

If none of the previous procedures provides an appropriate voting recommendation, the Committee may: (i) determine how to vote on the proposal; (ii)  recommend that OFI retain an independent fiduciary to advise OFI on how to vote the proposal; or (iii) determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.

4.	Certain Foreign Securities

Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures.  In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.”  Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security.  In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting.  Accordingly, OFI may determine not to vote such securities.  If OFI determines to vote a portfolio proxy and during the “share-blocking period” OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

5.	Securities Lending Programs

The Funds may participate in securities lending programs with various counterparties.  Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Fund) unless the loan is recalled in advance of the record date. If a Fund participates in a securities lending program, OFI will attempt to recall the Funds’ portfolio securities on loan and vote proxies relating to such securities if OFI has knowledge of a shareholder vote in time to recall such loaned securities and if OFI determines that the votes involve matters that would have a material effect on the Fund’s investment in such loaned securities.

6.	Shares of Registered Investment Companies (Fund of Funds)

Certain OFI Registered Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Registered Funds (the “Fund of Funds”).  Accordingly, the Fund of Fund is a shareholder in the underlying OFI Registered Funds and may be requested to vote on a matter pertaining to those underlying OFI Registered Funds.  With respect to any such matter, the Fund of Funds will vote its shares in the underlying OFI Registered Fund in the same proportion as the vote of all other shareholders in that underlying OFI Registered Fund (sometimes called “mirror” or “echo” voting).

D.	Fund Board Reports and Recordkeeping

OFI will prepare periodic reports for submission to the Board of OFI Registered Funds describing:

•
any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

•	any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Procedures and the reasons for any such deviations.

In addition, no less frequently than annually, OFI will provide the Boards a written report identifying any recommended changes in existing policies based upon OFI’s experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFI’s voting of portfolio proxies, including, but not limited to:

•	these Policies and Procedures, as amended from time to time;

•	records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

•	records of written client requests for proxy voting information and any written responses of OFI to such requests; and

•	any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.

E.	Amendments to these Procedures

In addition to the Committee’s responsibilities as set forth in the Committee’s Charter, the Committee shall periodically review and update these Policies and Procedures as necessary.  Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards’ next regularly scheduled meetings.

F.	Proxy Voting Guidelines

The Guidelines adopted by OFI and the Boards of the OFI Registered Funds are attached as Appendix A.  The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede.  Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.

Adopted as of the Dates Set Forth Below by:

OppenheimerFunds, Inc.,	March 26, 2012

OFI Institutional Asset Management, Inc.,	March 26, 2012

OFI Private Investments Inc.	March 26, 2012

HarbourView Asset Management Corporation	March 26, 2012

New York Board of the Oppenheimer Funds:	March 1, 2012

Denver Board of the Oppenheimer Funds:	February 21, 2012

Appendix A

OPPENHEIMERFUNDS, INC. AND ITS ADVISORY AFFILIATES
PORTFOLIO PROXY VOTING GUIDELINES
(dated as of March 26, 2012)

1.0	OPERATIONAL ITEMS

1.1.1	Amend Quorum Requirements.
•	Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

1.1.2	Amend Articles of Incorporation/Association or Bylaws
•	Vote amendments to the bylaws/charter on a CASE-BY-CASE basis.
•	Vote FOR bylaw/charter changes if:
o	shareholder rights are protected;
o	there is a negligible or positive impact on shareholder value;
o	management provides sufficiently valid reasons for the amendments; and/or
o	the company is required to do so by law (if applicable); and
o	they are of a housekeeping nature (updates or corrections).

1.1.3	Change Company Name.
•	Vote WITH Management.

1.1.4	Change Date, Time, or Location of Annual Meeting.
•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

1.1.5	Transact Other Business.
•	Vote AGAINST proposals to approve other business when it appears as voting item.

1.1.6	Change in Company Fiscal Term
•	Vote FOR resolutions to change a company’s fiscal term for sufficiently valid business reasons.
•	Vote AGAINST if a company’s motivation for the change is to postpone its AGM.

AUDITORS

1.2	Ratifying Auditors
•	Vote FOR Proposals to ratify auditors, unless any of the following apply:

o	an auditor has a financial interest in or association with the company, and is therefore not independent;
o	fees for non-audit services are excessive;
o	there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
o
poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of Generally Accepted Accounting Principles (“GAAP”) or International Financial Reporting Standards (“IFRS”); or material weaknesses identified in Section 404 disclosures.

•	Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
•	Vote AGAINST shareholder proposals asking for audit firm rotation.
•	Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).
•	Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.
•	Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

2.0	THE BOARD OF DIRECTORS

2.1	Voting on Director Nominees
•	Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:
o	composition of the board and key board committees;
o	attendance at board meetings;
o	corporate governance provisions and takeover activity;
o	long-term company performance relative to a market index;
o	directors’ investment in the company;
o	whether the chairman is also serving as CEO;
o	whether a retired CEO sits on the board.
o	Whether the company or director is targeted in connection with public “vote no” campaigns.
•
WITHHOLD/AGAINST (whichever vote option is applicable on the ballot) VOTES: However, there are some actions by directors that should result in votes being WITHHELD/AGAINST.  These instances include directors who:

o	attend less than 75% of the board and committee meetings without a valid excuse;
o	implement or renew a dead-hand or modified dead-hand poison pill;
o	ignore a shareholder proposal that is approved by a majority of the shares outstanding;
o	ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;

o	failed to act on takeover offers where the majority of the shareholders tendered their shares;
o	are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees;
o	re audit committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:
•	the non-audit fees paid to the auditor are excessive;
•
a material weakness is identified in the Section 404 Sarbanes-Oxley Act disclosures which rises to a level of serious concern, there are chronic internal control issues and an absence of established effective control mechanisms;

•
there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

•	the company receives an adverse opinion on the company’s financial statements from its auditors.
o
are compensation committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:

•	there is a clearly negative correlation between the chief executive’s pay and company performance under standards adopted in this policy;
•	the company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
•	the company fails to submit one-time transfers of stock options to a shareholder vote;
•	the company fails to fulfill the terms of a burn rate commitment they made to shareholders;
•	the company has inappropriately backdated options; or
•	the company has egregious compensation practices including, but not limited to, the following:
▪	egregious employment contracts;
▪	excessive perks/tax reimbursements;
▪	abnormally large bonus payouts without justifiable performance linkage or proper disclosure;
▪	egregious pension/supplemental executive retirement plan (SERP) payouts;
▪	new CEO with overly generous new hire package;
▪	excessive severance and/or change in control provisions; or
▪	dividends or dividend equivalents paid on unvested performance shares or units.

o	enacted egregious corporate governance policies or failed to replace management as appropriate;
o	are inside directors or affiliated outside directors; and the full board is less than majority independent;
o
are CEOs of public companies who serve on more than three public company boards, i.e., more than two public company boards other than their own board (the term “public company” excludes an investment company).Vote should be WITHHELD only at their outside board elections;

o	serve on more than five public company boards. (The term “public company” excludes an investment company.)
•	WITHHOLD/AGAINST on all incumbents if the board clearly lacks accountability and oversight, coupled with sustained poor performance relative to its peers.
•	Additionally, the following should result in votes being WITHHELD/AGAINST (except from new nominees):
o	if the director(s) receive more than 50% withhold votes of votes cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed; or
o
if the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption;

•	if a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

2.2	Board Size
•	Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.
•	Vote FOR proposals seeking to fix the board size or designate a range for the board size.
•	Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

2.3	Classification/Declassification of the Board
•	Vote AGAINST proposals to classify the board.
•
Vote FOR proposals to repeal classified boards and to elect all directors annually.  In addition, if 50% of voting shareholders request repeal of the classified board and the board remains classified, WITHHOLD votes for those directors at the next meeting at which directors are elected, provided however, if the company has majority voting for directors that meets the standards under this policy, WITHHOLD votes only from directors having responsibility to promulgate classification/declassification policies, such as directors serving on the governance committee, nominating committee or either of its equivalent.

2.4	Cumulative Voting
•	Vote FOR proposal to eliminate cumulative voting.
•	Vote on a CASE-BY-CASE basis on cumulative voting proposals at controlled companies (where insider voting power is greater than 50%).

2.5	Establishment of Board Committees
•
Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s ability to maintain its own affairs. However, exceptions may be made if determined that it would be in the best interest of the company’s governance structure.

2.6	Require Majority Vote for Approval of Directors
•
OFI will generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

2.7	Director and Officer Indemnification and Liability Protection
•	Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
•
Vote on a CASE-BY-CASE basis on proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.

•
Vote on a CASE-BY-CASE basis on indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.

•
Vote on a CASE-BY-CASE basis on proposals to expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”) but that previously the company was not required to indemnify.

•	Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
o	the director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company; and

o	only if the director’s legal expenses would be covered.

2.8	Establish/Amend Nominee Qualifications
•	Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.
•	Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
•	Vote AGAINST shareholder proposals requiring two candidates per board seat.

2.9	Filling Vacancies/Removal of Directors.
•	Vote AGAINST proposals that provide that directors may be removed only for cause.
•	Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
•	Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
•	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

2.10	Independent Chairman (Separate Chairman/CEO)
•
Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.  This should include all of the following:

o	designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
o	two-thirds independent board;
o	all-independent key committees;
o	established governance guidelines;
o
the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time (performance will be measured according to shareholder returns against index and peers from the performance summary table);

o	the company does not have any problematic governance or management issues, examples of which include, but are not limited to:
•	egregious compensation practices;
•	multiple related-party transactions or other issues putting director independence at risk;
•	corporate and/or management scandal;
•	excessive problematic corporate governance provisions; or
•	flagrant actions by management or the board with potential or realized negative impacts on shareholders.

2.11	Majority of Independent Directors/Establishment of Committees
•
Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent.  NYSE and NASDAQ already require that listed companies have a majority of independent directors.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
•
For purposes of Special Purpose Acquisition Corporations (SPAC), when a former CEO of a SPAC company serves on the board of an acquired company, that director will generally be classified as independent unless determined otherwise taking into account the following factors:

o	the applicable listing standards determination of such director’s independence;
o	any operating ties to the firm; and
o	if there are any other conflicting relationships or related party transactions.
•
A director who is a party to an agreement to vote in line with management on proposals being brought to a shareholder vote shall be classified as an affiliated outside director.  However, when dissident directors are parties to a voting agreement pursuant to a settlement arrangement, such directors shall be classified as independent unless determined otherwise taking into account the following factors:

o	the terms of the agreement;
o	the duration of the standstill provision in the agreement;
o	the limitations and requirements of actions that are agreed upon;
o	if the dissident director nominee(s) is subject to the standstill; and
o	if there are any conflicting relationships or related party transactions.

2.12	Require More Nominees than Open Seats
•	Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

2.13	Open Access
•
Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct.

2.14	Stock Ownership Requirements
•
Vote on a CASE-BY-CASE basis on shareholder proposals that mandate a minimum amount of stock that a director must own in order to qualify as a director or to remain on the board.  While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

•	Vote on a CASE-BY-CASE basis on shareholder proposals asking companies to adopt holding periods or retention ratios for their executives, taking into account:

•	actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.
•	problematic pay practices, current and past.

2.15	Age or Term Limits
•	Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0	PROXY CONTESTS

3.1	Voting for Director Nominees in Contested Elections
•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:
o	long-term financial performance of the target company relative to its industry;
o	management’s track record;
o	background to the proxy contest;
o	qualifications of director nominees (both slates);
o	evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
o	stock ownership position.

3.2	Reimbursing Proxy Solicitation Expenses
•
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.  In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

3.3	Confidential Voting
•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.

4.0	ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.1	Advance Notice Requirements for Shareholder Proposals/Nominations.
•
Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

4.2	Amend Bylaws without Shareholder Consent
•	Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

•	Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

4.3	Poison Pills
•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
•	Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.
•	Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.
•	Votes regarding management proposals to ratify a poison pill should be determined on a CASE-BY-CASE basis. Ideally, plans should embody the following attributes:
o	20% or higher flip-in or flip-over;
o	two to three-year sunset provision;
o	no dead-hand, slow-hand, no-hand or similar features;
o
shareholder redemption feature-if the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill;

o	considerations of the company’s existing governance structure including: board independence, existing takeover defenses, and any problematic governance concerns;
o	for management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors will be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);
•	the value of the NOLs;
•	the term;
•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
•	other factors that may be applicable.

4.4	Net Operating Loss (NOL) Protective Amendments
•	OFI will evaluate amendments to the company’s NOL using the same criteria as a NOL pill.

4.5	Shareholder Ability to Act by Written Consent
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
•
Generally vote FOR proposals that remove restrictions on or provide the right of shareholders to act by written consent independently of management taking into account the company’s specific governance provisions including right to call special meetings, poison pills, vote standards, etc. on a CASE-BY-CASE basis.

4.6	Shareholder Ability to Call Special Meetings
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
•
Generally vote FOR proposals that remove restrictions on or provide the right of shareholders to call special meetings and act independently of management taking into account the company’s specific governance provisions.

4.7	Establish Shareholder Advisory Committee
•	Vote on a CASE-BY-CASE basis.

4.8	Supermajority Vote Requirements
•	Vote AGAINST proposals to require a supermajority shareholder vote.
•	Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE.

5.0	MERGERS AND CORPORATE RESTRUCTURINGS

5.1	Appraisal Rights
•	Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

5.2	Asset Purchases
•	Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
o	purchase price;
o	fairness opinion;
o	financial and strategic benefits;
o	how the deal was negotiated;
o	conflicts of interest;
o	other alternatives for the business; and
o	non-completion risk.

5.3	Asset Sales
•	Vote CASE-BY-CASE on asset sale proposals, considering the following factors:
o	impact on the balance sheet/working capital;
o	potential elimination of diseconomies;
o	anticipated financial and operating benefits;
o	anticipated use of funds;
o	value received for the asset;
o	fairness opinion;
o	how the deal was negotiated; and
o	conflicts of interest.

5.4	Bundled Proposals
•
Review on a CASE-BY-CASE basis on bundled or “conditioned” proxy proposals.  In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items.  In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals.  If the combined effect is positive, support such proposals.

5.5	Conversion of Securities
•
Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis.  When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

•	Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

5.6	Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
•	Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
o	dilution to existing shareholders’ position;
o	terms of the offer;
o	financial issues;
o	management’s efforts to pursue other alternatives;
o	control issues; and
o	conflicts of interest.

•	Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.7	Formation of Holding Company
•	Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
o	the reasons for the change;
o	any financial or tax benefits;
o	regulatory benefits;
o	increases in capital structure; and
o	changes to the articles of incorporation or bylaws of the company.
•	Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
o	increases in common or preferred stock in excess of the allowable maximum as calculated by the RMG Capital Structure Model; and/or
o	adverse changes in shareholder rights.

5.8	Going Private Transactions (LBOs, Minority Squeezeouts) and Going Dark Transactions
•	Vote on going private transactions on a CASE-BY-CASE basis, taking into account the following:
o	offer price/premium;
o	fairness opinion;
o	how the deal was negotiated;
o	conflicts of interests;
o	other alternatives/offers considered; and
o	non-completion risk.
•	Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
o	whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
o	cash-out value;
o	whether the interests of continuing and cashed-out shareholders are balanced; and
o	the market reaction to public announcement of the transaction.

5.9	Joint Venture
•	Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:
o	percentage of assets/business contributed;
o	percentage of ownership;
o	financial and strategic benefits;
o	governance structure;
o	conflicts of interest;
o	other alternatives; and
o	non-completion risk.

5.10	Liquidations
•
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

•	Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

5.11	Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition
•	Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
o	prospects of the combined company anticipated financial and operating benefits;
o	offer price (premium or discount);

o	fairness opinion;
o	how the deal was negotiated;
o	changes in corporate governance;
o	changes in the capital structure; and
o	conflicts of interest.

5.12	Private Placements/Warrants/Convertible Debenture
•	Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:
o	dilution to existing shareholders’ position;
o	terms of the offer;
o	financial issues;
o	management’s efforts to pursue other alternatives;
o	control issues; and
o	conflicts of interest.
•	Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.13	Spinoffs
•	Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
o	tax and regulatory advantages;
o	planned use of the sale proceeds;
o	valuation of spinoff;
o	fairness opinion;
o	benefits to the parent company;
o	conflicts of interest;
o	managerial incentives;
o	corporate governance changes; and
o	changes in the capital structure.

5.14	Value Maximization Proposals
•
Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders.  These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

5.15	Severance Agreements that are Operative in Event of Change in Control
•	Review CASE-BY-CASE, with consideration give to RMG “transfer-of-wealth” analysis. (See section 8.2).

5.16	Special Purpose Acquisition Corporations (SPACs)
•	Vote on mergers and acquisitions involving SPAC will be voted on a CASE-BY-CASE using a model developed by RMG which takes in consideration:
o	valuation;
o	market reaction;
o	deal timing;
o	negotiations and process;
o	conflicts of interest;
o	voting agreements; and
o	governance.

6.0	STATE OF INCORPORATION

6.1	Control Share Acquisition Provisions
•	Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
•	Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
•	Vote FOR proposals to restore voting rights to the control shares.

6.2	Control Share Cashout Provisions
•	Vote FOR proposals to opt out of control share cashout statutes.

6.3	Disgorgement Provisions
•	Vote FOR proposals to opt out of state disgorgement provisions.

6.4	Fair Price Provisions
•
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

•	Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

6.5	Freezeout Provisions
•	Vote FOR proposals to opt out of state freezeout provisions.

6.6	Greenmail
•	Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
•	Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

6.7	Reincorporation Proposals
•
Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

6.8	Stakeholder Provisions
•	Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

6.9	State Anti-takeover Statutes
•
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0	CAPITAL STRUCTURE

7.1	Adjustments to Par Value of Common Stock
•	Vote FOR management proposals to reduce the par value of common stock.

7.2	Common Stock Authorization
•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by RMG which considers the following factors:
o	specific reasons/rationale for the proposed increase;
o	the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
o	the board’s governance structure and practices; and
o	risks to shareholders of not approving the request.
•
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

7.3	Dual-Class Stock
•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.
•	Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

o	it is intended for financing purposes with minimal or no dilution to current shareholders; and
o	it is not designed to preserve the voting power of an insider or significant shareholder.

7.4	Issue Stock for Use with Rights Plan
•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

7.5	Preemptive Rights
•
Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights.  In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

7.6	Preferred Stock
•
OFI will vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance using a model developed by ISS, taking into account company-specific factors including past board performance and governance structure as well as whether the stock is “blank check” (preferred stock with unspecified voting, conversion, dividend distribution, and other rights) or “declawed” (preferred stock that cannot be used as takeover defense).

7.7	Recapitalization
•	Votes CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:
o	more simplified capital structure;
o	enhanced liquidity;
o	fairness of conversion terms;
o	impact on voting power and dividends;
o	reasons for the reclassification;
o	conflicts of interest; and
o	other alternatives considered.

7.8	Reverse Stock Splits
•	Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
•	Vote FOR management proposals to implement a reverse stock split to avoid delisting.
•
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by RMG.

7.9	Share Purchase Programs
•	Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

7.10	Stock Distributions: Splits and Dividends
•
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by RMG.

7.11	Tracking Stock
•
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0	EXECUTIVE AND DIRECTOR COMPENSATION

8.1	Equity-based Compensation Plans
•	Vote compensation proposals on a CASE-BY-CASE basis.
•
OFI analyzes stock option plans, paying particular attention to their dilutive effect. OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

•	Vote AGAINST equity proposal and compensation committee members if any of the following factors apply:
o	the total cost of the company’s equity plans is unreasonable;
o	the plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;
o
the CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

o
the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

o	the plan is a vehicle for poor pay practices.
•
For Real Estate Investment Trusts (REITs), common shares issuable upon conversion of outstanding Operating Partnership (OP) units will be included in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

8.2	Director Compensation
•
Vote CASE-BY-CASE on stock plans or non-cash compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.  On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap.

•	Vote FOR the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:
o	director stock ownership guidelines with a minimum of three times the annual cash retainer;
o	vesting schedule or mandatory holding/deferral period:
•	a minimum vesting of three years for stock options or restricted stock; or
•	deferred stock payable at the end of a three-year deferral period;
o	mix between cash and equity:
•	a balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or
•	if the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship;
o	no retirement/benefits and perquisites provided to non-employee directors; and
o
detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table.  The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

8.3	Bonus for Retiring Director
•
Examine on a CASE-BY CASE basis.  Factors we consider typically include length of service, company’s accomplishments during the Director’s tenure, and whether we believe the bonus is commensurate with the Director’s contribution to the company.

8.4	Cash Bonus Plan
•
Consider on a CASE-BY-CASE basis.  In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

8.5	Stock Plans in Lieu of Cash
•	Generally vote FOR management proposals, unless OFI believe the proposal is excessive.
In casting its vote, OFI reviews the RMG recommendation per a “transfer of wealth” binomial formula that determines an appropriate cap for the wealth transfer based upon the company’s industry peers.

•	Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
•	Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

8.6	Pre-Arranged Trading Plans (10b5-1 Plans)
•	Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:
o	adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;
o	amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
o	ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
o	reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
o	an executive may not trade in company stock outside the 10b5-1 Plan; and
o	trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

8.7	Management Proposals Seeking Approval to Reprice Options
•	Votes on management proposals seeking approval to exchange/reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o	historic trading patterns;
o	rationale for the repricing;
o	value-for-value exchange;
o	option vesting;
o	term of the option;
o	exercise price; and
o	participation.

Transfer Stock Option (TSO) Programs
Vote FOR if One-time Transfers:

•	executive officers and non-employee directors are excluded from participating;

•	stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models;

•	there is a two-year minimum holding period for sale proceeds.

•	Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders.

8.8	Employee Stock Purchase Plans

Qualified Plans
•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
•	Votes FOR employee stock purchase plans where all of the following apply:
o	purchase price is at least 85% of fair market value;
o	offering period is 27 months or less; and
o	the number of shares allocated to the plan is 10% or less of the outstanding shares.
•	Votes AGAINST employee stock purchase plans where any of the following apply:
o	purchase price is at least 85% of fair market value;
o	offering period is greater than 27 months; and
o	the number of shares allocated to the plan is more than 10% of the outstanding shares.

Non-Qualified Plans
•	Vote FOR nonqualified employee stock purchase plans with all the following features:

o	broad-based participation;

o	limits on employee contribution;

o	company matching contribution up to 25 percent;

o	no discount on the stock price on the date of purchase.

8.9	Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
•
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

•	Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
•
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by RMG.

•
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

•	Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in RMG’s definition of director independence.

8.10	Employee Stock Ownership Plans (ESOPs)
•	Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares).

8.11	Shareholder Proposal to Submit Executive Compensation to Shareholder Vote
•	Vote on a CASE-BY-CASE basis.

8.12	Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposal
•	Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.
o
Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

▪	There is a misalignment between CEO pay and company performance (pay for performance);
▪	The company maintains problematic pay practices;
▪	The board exhibits poor communication and responsiveness to shareholders.
o	Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:
▪	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A);
▪	Evaluation of peer group benchmarking used to set target pay or award opportunities; and
▪	Balance of performance-based versus non-performance-based pay.
•	Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)
o	Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

8.13	401(k) Employee Benefit Plans
•	Vote FOR proposals to implement a 401(k) savings plan for employees.

8.14	Shareholder Proposals Regarding Executive and Director Pay
•
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
•
Generally vote FOR shareholder proposals seeking disclosure regarding the company’s, board’s, or committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

•	Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.
•	Vote FOR shareholder proposals to put option repricings to a shareholder vote.
•
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

8.15	Performance-Based Stock Options
•	Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:
o	the proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options); or
o	the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

8.16	Pay-for-Performance
•
Generally vote FOR shareholder proposals that align a significant portion of total compensation of senior executives to company performance.  In evaluating the proposals, the following factors will be analyzed:

o	What aspects of the company’s short-term and long-term incentive programs are performance-driven?
o	Can shareholders assess the correlation between pay and performance based on the company’s disclosure?
o	What type of industry does the company belong to?
o	Which stage of the business cycle does the company belong to?

8.17	Pay-for-Superior-Performance Standard
•
Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior-performance standard in the company’s executive compensation plan for senior executives.

8.18	Golden Parachutes and Executive Severance Agreements
•
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

•	Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

o	the parachute should be less attractive than an ongoing employment opportunity with the firm;
o	the triggering mechanism should be beyond the control of management;
o	the amount should not exceed three times base salary plus guaranteed benefits; and
o
change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control.  Change in control is defined as a change in the company ownership structure.

•	Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
o	If presented as a separate voting item, OFI will apply the same policy as above.
o
In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management say on pay”), OFI will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

8.19	Pension Plan Income Accounting
•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

8.20	Supplemental Executive Retirement Plans (SERPs)
•
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

•
Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

8.21	Claw-back of Payments under Restatements
•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting clawbacks or recoupment of bonuses or equity, considering factors such as:
o	the coverage of employees, whether it applies to all employees, senior executives or only employees committing fraud which resulted in the restatement;
o	the nature of the proposal where financial restatement is due to fraud;

o	whether or not the company has had material financial problems resulting in chronic restatements; and/or
o	the adoption of a robust and formal bonus/equity recoupment policy.
•	If a company’s bonus recoupment policy provides overly broad discretion to the board in recovering compensation, generally vote FOR the proposal.
•	If the proposal seeks bonus recoupment from senior executives or employees committing fraud, generally vote FOR the proposal.

8.22	Tax Gross-Up Proposals
•
Generally vote FOR shareholder proposals calling for companies to adopt a policy of not providing tax gross-up payments, except in limited situations for broadly accepted business practices, such as reasonable relocation or expatriate tax equalization arrangements applicable to substantially all or a class of management employees of the company.

8.23	Bonus Banking/Bonus Banking “Plus”
•
Vote CASE-BY-CASE on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned, taking into account the company’s past practices regarding equity and cash compensation, whether the company has a holding period or stock ownership requirements in place, and whether the company has a rigorous claw-back policy in place.

8. 24	Golden Coffins/Executive Death Benefits
•
Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

8.25	Eliminate Accelerated Vesting of Unvested Equity
•
Generally vote FOR proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

9.0	SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES

In the case of social, political and environmental responsibility issues, OFI will generally ABSTAIN where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.

•	OFI will only vote “FOR” a proposal that would clearly:
o	have a discernable positive impact on short-term or long-term share value; or
o	have a presently indiscernible impact on short or long-term share value but promotes general long-term interests of the company and its shareholders, such as:
•
prudent business practices which support the long-term sustainability of natural resources within the company’s business lines, including reasonable disclosure on environmental policy issues that are particularly relevant to the company’s business;

•
reasonable and necessary measures to mitigate business operations from having disproportionately adverse impacts on the environment, absent which could potentially lead to onerous government sanctions, restrictions, or taxation regimes, major customer backlash, or other significant negative ramifications.

In the evaluation of social, political, and environmental proposals, the following factors may be considered:
•	what percentage of sales, assets and earnings will be affected;
•
the degree to which the company’s stated position on the issues could affect its reputation or sales, leave it vulnerable to boycott, selective purchasing, government sanctions, viable class action or shareholder derivative lawsuits;

•	whether the issues presented should be dealt with through government or company-specific action;
•	whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•	whether the company’s analysis and voting recommendation to shareholders is persuasive;
•	what other companies have done in response to the issue;
•	whether the proposal itself is well framed and reasonable;
•	whether implementation of the proposal would achieve the objectives sought in the proposal;
•	whether the subject of the proposal is best left to the discretion of the board;
•	whether the requested information is available to shareholders either from the company or from a publicly available source; and
•	whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

OPPENHEIMER FUNDS INTERNATIONAL POLICY GUIDELINES

These international voting guidelines shall apply in non-US markets only as a supplement to the general OFI voting guidelines.  The general guidelines shall be applied to the greatest extent possible in non-US markets, taking into account best market practice, with the overall goal of maximizing the primary principles of board accountability and independence and protection of shareholder rights. In cases where the international guidelines and the primary guidelines conflict, the international guidelines shall take precedence for non-US market proposals.   If the international guidelines do not cover the subject matter of a non-US market proposal, the primary guidelines should be followed.

1.0	OPERATIONAL ITEMS

1.1.7	Routine Items
•
Vote FOR proposals to Open Meeting, Close Meeting, Allow Questions, Elect Chairman of Meeting, Prepare and Approve List of Shareholders, Acknowledge Proper Convening of Meeting, and other routine procedural proposals.

1.1.8	Financial Results/Director and Auditor Reports
•	Vote FOR approval of financial statements and director and auditor reports, unless:
o	there are material concerns about the financials presented or audit procedures used; or
o	the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

1.1.9	Allocation of Income and Dividends
•	Vote FOR approval of allocation of income and distribution of dividends, unless:
o	the dividend payout ratio has been consistently below 30% without an adequate explanation; or
o	the payout ratio is excessive given the company’s financial position.

1.1.10	Stock (Scrip) Dividend Alternative
•	Vote FOR reasonable stock (scrip) dividend proposals that allow for cash options.
•	Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

1.1.11	Lower Disclosure Threshold for Stock Ownership
•	Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless compelling reasons exist to implement a lower threshold.

AUDITORS

1.3	Appointment of Internal Statutory Auditors
•	Vote FOR the appointment and reelection of statutory auditors, unless:
o	there are serious concerns about the statutory reports presented or the audit procedures used;

o	questions exist concerning any of the statutory auditors being appointed; or
o	the auditors have previously served the company is an executive capacity or can otherwise be considered affiliated with the company.

1.4	Remuneration of Auditors
•
Vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company or the scope of the services provided.

1.5	Indemnification of Auditors
•	Vote AGAINST proposals to indemnify auditors.

2.0	THE BOARD OF DIRECTORS

2.14	Discharge of Board and Management
•	Vote FOR discharge of the board and management, unless:
o	there are serious questions about actions of the board or management for the year in questions, including reservations from auditors; or
o	material legal or regulatory action is being taken against the company or the board by shareholders or regulators.

4.0	ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.3	Poison Pills
•
Votes on poison pills or shareholder rights plans, are determined on a CASE-BY-CASE basis.  A plan is supportable if its scope is limited to the following two purposes and it conforms to ‘new generation’ rights plan guidelines:

o	to give the board more time to find an alternative value enhancing transaction; and
o	to ensure the equal treatment of shareholders.
•	Vote AGAINST plans that go beyond this purpose by giving discretion to the board to either:
o	determine whether actions by shareholders constitute a change in control;
o	amend material provisions without shareholder approval;
o	interpret other provisions;
o	redeem the plan without a shareholder vote; or
o	prevent a bid from going to shareholders.
•	Vote AGAINST plans that have any of the following characteristics:
o	unacceptable key definitions;
o	flip-over provision;
o	permitted bid period greater than 60 days;
o	maximum triggering threshold set at less than 20% of outstanding shares;
o	does not permit partial bids;

o	bidder must frequently update holdings;
o	requirement for a shareholder meeting to approve a bid; or
o	requirement that the bidder provide evidence of financing.
•	In addition to the above, a plan must include:
o	an exemption for a “permitted lock up agreement”;
o	clear exemptions for money managers, pension funds, mutual funds, trustees and custodians who are not making a takeover bid; and
o	exclude reference to voting agreements among shareholders.

4.8	Renew Partial Takeover Provision
•	Vote FOR proposals to renew partial takeover provision.

4.9	Depositary Receipts and Priority Shares
•	Vote on a CASE-BY-CASE basis on the introduction of depositary receipts.
•	Vote AGAINST the introduction of priority shares.

4.10	Issuance of Free Warrants
•	Vote AGAINST the issuance of free warrants.

4.11	Defensive Use of Share Issuances
•	Vote AGAINST management requests to issue shares in the event of a takeover offer or exchange bid for the company’s shares.

5.0	MERGERS AND CORPORATE RESTRUCTURINGS

5.16	Mandatory Takeover Bid Waivers
•	Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

5.17	Related-Party Transactions
•
In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a CASE-BY-CASE basis, considering factors including, but not limited to, the parties, assets, and pricing of the transactions.

5.18	Expansion of Business Activities
•
Vote favorable expansion of business lines WITH MANAGEMENT unless the proposed new business takes the company into endeavors that are not justified from a shareholder risk/reward perspective.  If the risk/reward is unclear, vote on a CASE-BY-CASE basis.

7.0	CAPITAL STRUCTURE

7.12	Pledge of Assets for Debt
•
OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%.  Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

7.13	Increase in Authorized Capital
•
Vote FOR nonspecific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding.

•	Vote FOR specific proposals to increase authorized capital to any amount, unless:
o	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet OFI guidelines for the purpose being proposed; or
o	the increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances.
•	Vote AGAINST proposals to adopt unlimited capital authorization.

7.14	Share Issuance Requests

General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Issuances can be carried out with or without preemptive rights. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

•	Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital.
•	Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital.

7.15	Reduction of Capital
•	Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders. Examples of routine capital reduction proposals found overseas include:
o
reduction in the stated capital of the company’s common shares to effect a reduction in a company’s deficit and create a contributed surplus.  If net assets are in danger of falling below the aggregate of a company’s liabilities and stated capital, some corporate law statutes prohibit the company from paying dividends on its shares.

o
Reduction in connection with a previous buyback authorization, as typically seen in Scandinavia, Japan, Spain, and some Latin American markets.  In most instances, the amount of equity that may be cancelled is usually limited to 10% by national law.

•	Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis, considering individual merits of each request.

7.16	Convertible Debt Issuance Requests
•
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the above guidelines on equity issuance requests.

7.17	Debt Issuance Requests (Non-convertible)

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to100% is considered acceptable.

•	Vote FOR debt issuances for companies when the gearing level is between zero and 100%.
•
Proposals involving the issuance of debt that result in the gearing level being greater than 100% are considered on a CASE-BY-CASE basis.  Any proposed debt issuance is compared to industry and market standards.

7.18	Reissuance of Shares Repurchased
•	Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the recent past.

7.19	Capitalization of Reserves for Bonus Issues/Increase in Par Value
•	Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

7.20	Control and Profit Agreements/Affiliation Agreements with Subsidiaries
•	Vote FOR management proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

8.0	EXECUTIVE AND DIRECTOR COMPENSATION

8.21	Director Remuneration
•	Vote FOR proposals to award cash fees to non-executive directors, unless the amounts are excessive relative to other companies in the country or industry.
•	Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
•	Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
•	Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

8.22	Retirement Bonuses for Directors and Statutory Auditors
•
Vote AGAINST the payment of retirement bonuses to directors and statutory auditors when one or more of the individuals to whom the grants are being proposed has not served in an executive capacity for the company or where one or more of the individuals to whom the grants are being proposed has not served in their current role with the company for the last five consecutive years.

•	Vote AGAINST the payment of retirement bonuses to any directors or statutory auditors who have been designated by the company as independent.

[PIMCO Graphic Omitted]

Proxy Voting Policy & Procedures

May 2010

These proxy voting policies and procedures (“Policies and Procedures”) are intended to foster PIMCO compliance with its fiduciary obligations and applicable law. These Policies and Procedures apply to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority.1

PIMCO will vote proxies in accordance with these Policies and Procedures for each of its clients unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients results from its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets.

A. General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients.  As a general matter, when PIMCO has proxy voting authority, PIMCO has a fiduciary obligation to monitor corporate events and to vote all client proxies that come to its attention.  If it is consistent with PIMCO’s contractual obligations to the client, however, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio manager (“PM”) to effect trades in the related security; or (3) the Legal and Compliance Department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

B. Conflicts of Interest

1. Identification of Material Conflicts of Interest

a)
In General. PIMCO has a fiduciary obligation to vote all client proxies in good faith and in the best interests of the client.  Conflicts of interest, however, may, or may appear to, interfere with PIMCO’s ability to vote proxies in accordance with this fiduciary standard.  Actual or potential conflicts of interest when PIMCO votes client proxies could arise in many ways, such as (i) if PIMCO has a material business relationship with the issuer to which the proxy relates; (ii) if a PM responsible for voting proxies has a material personal or business relationship with the issuer; (iii) if PIMCO clients have divergent interests in the proxy vote; and (iv) if the PM voting a proxy becomes aware of a material business relationship between the issuer and a PIMCO affiliate before voting.

PIMCO seeks to prevent conflicts of interest from interfering with its voting of client proxies by identifying such conflicts and resolving them as described in these Policies and Procedures.

b)
Equity Securities.2 PIMCO has retained an Industry Service Provider (“ISP”) to provide recommendations on how to vote proxies with respect to Equity Securities.  PIMCO will follow the recommendations of the ISP unless (i) the ISP is unable to vote a proxy (such as if the ISP has a disabling conflict of interest), or (ii) a PM decides to override the ISP’s voting recommendation.  In either such case as described below, the Legal and Compliance Department will review the proxy to determine whether a material conflict of interest, or the appearance of one, exists.  Each PM has a duty to disclose to the Legal and Compliance Department, any potential actual or apparent material conflict of interest known to the PM relating to a proxy vote in relation to an equity security (whether the proxy will be voted by the ISP or PIMCO).  If no material actual or apparent conflict of interest is identified by, or disclosed to, the Legal and Compliance Department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client.

1 Voting or consent rights shall not include matters which are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.
2 The term “equity securities” means common and preferred stock; it does not include debt securities convertible into equity securities.

If an actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance Department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by a conflicts committee (“Conflicts Committee”); (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance Department. See Section B.2 below.

c)
All Other Securities. Client proxies for all other securities (including fixed income securities) are reviewed by the Legal and Compliance Department to determine whether a material conflict of interest, or the appearance of one, exists. Each PM has a duty to disclose to the Legal and Compliance Department any potential, actual or apparent material conflict of interest known to the PM relating to a proxy vote in relation to a fixed income security.

If no actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance Department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client. In certain cases, a proxy relating to a bank loan may contain material non-public information, in which case, pursuant to PIMCO’s policies and procedures regarding the use of such information, the proxy may be voted by someone other than the applicable PM.

If an actual or apparent material conflict is identified by, or disclosed to, the Legal and Compliance Department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by the Conflicts Committee; (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance Department. See Section B.2 below.

2. Resolution of Identified Conflicts of Interest

a)
Equity Securities Voted by ISP. The ISP, an independent research and voting service, makes voting recommendations for proxies relating to equity securities in accordance with ISP’s guidelines which have been adopted by PIMCO (“RM Guidelines”). PIMCO has determined to follow the RM Guidelines. By following the guidelines of an independent third party, PIMCO intends to eliminate any conflict of interest PIMCO may have with respect to proxies covered by the ISP.

b)
All Securities Not Covered by the ISP. The following applies to (i) votes and consents with respect to fixed income securities, (ii) proxies received in relation to equity securities for which the ISP is unable to provide recommendations on how to vote, and (iii) proxies for which, as described below, a PM determines to override the ISP’s voting recommendation.  In each case, such proxies will be reviewed by the Legal and Compliance Department and if a material conflict of interest (or the appearance of one) is identified by, or disclosed to, the Legal and Compliance Department, such conflict will be resolved either by: (i) applying the policies and procedures set forth herein; (ii) applying a protocol previously established by the Conflicts Committee; (iii) if no such protocol covers the conflict at hand, elevation to the Conflicts Committee for direct resolution by it; or (iv) applying such other procedure(s) approved by the Legal and Compliance Department.  The Legal and Compliance Department will record the manner in which each such conflict is resolved (including, in the case of direct resolution by the Conflicts Committee, the procedure applied by the Conflicts Committee).

1)	Conflicting Client Interests. Where the conflict at issue has arisen because PIMCO clients have divergent interests, the applicable PM or another PM may vote the proxy as follows:

•
If the conflict exists between the accounts of one or more PMs on the one hand, and accounts of one or more different PMs on the other, each PM (if the conflict does not also exist among the PM’s accounts) will vote on behalf of his or her accounts in such accounts’ best interests.

•
If the conflict exists among the accounts of a PM, such PM shall notify the Legal and Compliance Department and the head of the PM’s desk (or such PM’s manager, if different).  The desk head or manager of such PM will then designate another PM without a conflict to vote on behalf of those accounts.

2)
Direct Resolution by the Conflicts Committee. When a conflict is brought to the Conflicts Committee for direct resolution, the Conflicts Committee will seek to mitigate the actual or apparent conflict in the best interest of clients by, for example:

•	permitting the applicable PM to vote after receiving the consent of the client after providing notice and disclosure of the conflict to that client; or

•	voting the proxy in accordance with the recommendation of, or delegating the vote to, an independent third-party service provider; or

•
having the client direct the vote (and, if deemed appropriate by the Conflicts Committee, suggesting that the client engage another party to assist the client in determining how the proxy should be voted).

In considering the manner in which to mitigate a material conflict of interest, the Conflicts Committee may consider various factors, including:

•	The extent and nature of the actual or apparent conflict of interest;

•	If the client is a fund, whether it has an independent body (such as a board of directors) that is willing to give direction to PIMCO;

•	The nature of the relationship of the issuer with PIMCO (if any);

•	Whether there has been any attempt to directly or indirectly influence PIMCO’s voting decision; and

•	Whether the direction of the proposed vote would appear to benefit PIMCO, a related party or another PIMCO client.

3)
The Conflicts Committee Protocol. To permit the more efficient resolution of conflicts of interest, the Conflicts Committee may establish a protocol (the “Conflicts Committee Protocol”) that directs the methods of resolution for specific types of conflicts, provided that such methods comply with Section B.2. Once a protocol has been established for a certain type of conflict, unless otherwise approved in writing by the Legal and Compliance Department, all conflicts of that type will be resolved pursuant to the protocol, subject to the Conflict Committee’s ability to rescind or amend such protocol.

c)
Investments by Clients in Affiliated Funds. Conflicts of interest with respect to the voting of proxies may also arise when PIMCO-managed separate accounts, funds or other collective investment vehicles are shareholders of PIMCO-affiliated funds that are the subject of proxies.  PIMCO will vote client proxies relating to a PIMCO-affiliated fund in accordance with the offering or other disclosure documents for the PIMCO-managed separate account, fund or other investment vehicle holding shares of the PIMCO-affiliated fund.  Where such documents are silent on the issue, PIMCO will vote client proxies relating to a PIMCO-affiliated fund by “echoing” or “mirroring” the vote of the other shareholders in the underlying funds or by applying the conflicts resolution procedures set forth in Section B.2.

d)
Information Barriers. To reduce the occurrence of actual or apparent conflicts of interest, PIMCO and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any affiliate other than PIMCO-named affiliates.

C. Proxy Voting Process

PIMCO’s process for voting proxies with respect to equity and other securities is described below.

1. Proxy Voting Process: Equity Securities

a)	The Role of the ISP.

PIMCO has selected the ISP to assist it in researching and voting proxies.  The ISP researches the financial implications of proxy proposals and assists institutional investors with casting votes in a manner intended to protect and enhance shareholder returns, consistent with the particular guidelines of the institutional investor. PIMCO utilizes the research and analytical services, operational implementation and recordkeeping and reporting services provided by the ISP with respect to proxies relating to equity securities.

The ISP will provide a recommendation to PIMCO as to how to vote on each proposal based on its research of the individual facts and circumstances of each proposal and its application to the RM Guidelines.  Except for newly established accounts that have not yet migrated to the ISP’s systems, the ISP will cast votes as PIMCO’s agent on behalf of clients in accordance with its recommendations unless instructed otherwise by PIMCO.  PIMCO permits the ISP to vote in accordance with its recommendation, subject to any override of such recommendation by the PM.  For accounts not yet migrated to the ISP’s system, PIMCO Operations will manually cast votes in accordance with the ISP’s recommendations, subject to any override of such recommendations by the PM.

b)	Overrides of ISP’s Recommendations.

1)
Portfolio Manager Review. Each PM is responsible for reviewing proxies relating to equity securities and determining whether to accept or reject the recommendation of the ISP, in accordance with the best interests of the client.  If a PM determines that overriding the recommendation of the ISP would be in the best interests of the client based on all the facts and circumstances, the PM, with the assistance of the Operations Group, as appropriate, must prepare or arrange for the preparation of a report (the “Override Report”) containing the information set forth below and any other information the PM and the Legal and Compliance Department deem relevant:

▪	Name and ticker symbol of issuer;

▪	Percentage of the outstanding shares of the issuer held;

▪	The name(s) of the fund(s) or account(s) holding the securities;

▪	A summary of the proposal;

▪	The date of the shareholder meeting and the response deadline;

▪	Whether the proposal is being made by management or a shareholder;

▪	Management’s recommendation with respect to the proposal;

▪	The ISP recommendation with respect to the proposal;

▪	The reasoning behind the PM’s decision to recommend the override;

▪
Whether the PM is aware of any actual or apparent conflict of interest with respect to the issuer or proponent of the proposal (see Section B above). The PM should explain any such actual or apparent conflicts; and

▪	Whether the PM has been contacted by an outside party regarding the vote.

2)
Compliance Review. The Legal and Compliance Department will review the Override Report to determine whether an actual or apparent conflict of interest exists with respect to the vote.  If the Legal and Compliance Department determines that no such conflict of interest exists, the PM’s recommendation will be implemented.  If the Legal and Compliance Department determines that such a conflict of interest exists, the conflict will be resolved in accordance with the policies described above in Section B.2 of these Policies and Procedures.  In no event will PIMCO abstain from a vote solely to avoid a conflict of interest.

3)
Override. If the result of this process is a decision to vote differently than proposed by the ISP, the PM, with the assistance of the Operations Group will inform the ISP of the voting decision for implementation by the ISP.

c)	When the ISP Does Not Provide a Recommendation.

In certain circumstances, the ISP, as a result of technical or other difficulties, may be unable to provide a recommendation with respect to a client proxy. Where the ISP is unable to provide a recommendation for an equity security proxy, PIMCO shall vote such proxy in accordance with Section C.2.

2. Proxy Voting Process: All Other Securities (including equity securities not voted by the ISP)

The ISP covers the majority of equity securities. In certain circumstances, such as when an equity security issuer does not have a contractual relationship with the ISP, an equity proxy will not be covered by the ISP.  Equity proxies not covered by the ISP and proxies in respect of securities other than equity securities (collectively “OS Proxies”) may be received by PIMCO Operations, the PM or by State Street Investment Management Solutions (“IMS West”).  Upon receipt of any proxy voting ballots, all OS Proxies should be forwarded to PIMCO Operations, which coordinates with the Legal and Compliance Department, and the PM(s) as appropriate, to vote such OS Proxies manually in accordance with the procedures set forth below.

a)
Identify and Seek to Resolve any Material Conflicts of Interest. As described in Section B.1, PIMCO’s Legal and Compliance Department will review each OS Proxy to determine whether PIMCO may have an actual or apparent material conflict of interest in voting.  If no such conflict is identified, the Legal and Compliance Department will forward each OS Proxy to PIMCO’s Middle Office Group, which will coordinate consideration of such proxy by the appropriate PM(s).  However, if such a conflict is identified, the Legal and Compliance Department will, in accordance with Section B.2 above, resolve such conflict pursuant to a Conflicts Committee Protocol or, if no such protocol is applicable to the conflict at issue, elevate such conflict to the Conflicts Committee for direct resolution.

b)
Vote. (i) Where no material conflict of interest was identified, the PM will review the proxy information, vote the OS Proxy in accordance with these policies and procedures and return the voted OS Proxy to PIMCO Operations; (ii) Where a material conflict of interest was identified, the OS Proxy will be voted in accordance with the conflict resolution procedures in Section B.2 and the voted OS Proxy will be returned to PIMCO Operations.

c)
Review. PIMCO Operations will review for proper completion each OS Proxy that was submitted to it. PIMCO Operations will forward the voted OS Proxy to the ballot collection agency with the decision as to how it should be voted.

d)
Transmittal to Third Parties. PIMCO Operations will document the decision for each OS Proxy received in a format designated by the ballot collection agency or other third party service provider. PIMCO Operations will maintain a log of all OS Proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

e)	Recordkeeping. PIMCO Operations will forward the ballot and log to IMS West which will be incorporated into the Corporate Action Event Report (CAER).

3. Abstentions

If it is consistent with PIMCO’s contractual obligations to the client, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the PM’s ability to effect trades in the related security; or (3) the Legal and Compliance Department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

4. Proxies Relating to Securities on Loan

Where a security is on loan, PIMCO may, but is not required to, request that the loaned securities be recalled and that the security be blocked from lending prior to the meeting record date in order to vote the proxy.  In determining whether to recall a loaned security, the relevant PM(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the security on loan.  The recall decision should be made in the best interests of the client based on a consideration of various factors, which may include the following: (1) whether the matter to be voted on may significantly affect the value of the security; (2) the relative cost and/or administrative inconvenience of recalling the security; (3) the significance of the holding; and (4) whether the security is considered a long-term holding.

D. U.S. Reporting and Disclosure Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law (including with respect to the filing of any Form N-PX) or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client.  However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy.  In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures:  (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO.  The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

For each investment company that PIMCO sponsors and manages, PIMCO will ensure that the proxy voting record for the twelve-month period ending June 30 for each registered investment company is properly reported on Form N-PX which is filed with the SEC no later than August 31 of each year. PIMCO will also ensure that each such fund states in its Statement of Additional Information (“SAI”) and its annual and semiannual report to shareholders that information concerning how the fund voted proxies relating to its portfolio securities for the most recent twelve-month period ending June 30, is available through the fund’s website and on the SEC’s website, as required by Form N-1A.  PIMCO’s Fund Administration Group is responsible for ensuring that this information is posted on each fund’s website in accordance with the foregoing disclosure.  PIMCO will ensure that proper disclosure is made in each fund’s SAI describing the policies and procedures used to determine how to vote proxies relating to such fund’s portfolio securities, also as required by Form N-1A.

E. PIMCO Record Keeping

PIMCO or its agent (e.g., IMS West or the ISP) maintains proxy voting records as required by applicable rules.  The records maintained by PIMCO include: (1) a copy of all proxy voting policies and procedures; (2) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records; and (4) any documentation related to an identified material conflict of interest.  Additionally, PIMCO or its agent (if the agent has undertaken to provide a copy to PIMCO upon request) maintains: (1) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied in the U.S. by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); and (2) a record of each vote cast by PIMCO on behalf of a client.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

F. Review and Oversight

PIMCO’s Legal and Compliance Department will provide for the supervision and periodic review, no less than on an annual basis, of PIMCO’s proxy voting activities and the implementation of these Policies and Procedures. Such review process will include a review of PM overrides of the ISP’s voting recommendations.

Effective Date:	August 2003
Revised Dates:	May 2007
May 2010

[PIMCO Graphic Omitted]

Proxy Voting Policy & Procedures

Appendix

The Industry Service Provider for Equity Securities proxy voting is RiskMetrics Group, Inc., One Chase Manhattan Plaza, 44th Floor, New York, NY 10005.

PPM HOLDINGS, INC.
PPM AMERICA, INC.
PPM FINANCE, INC.

PROXY VOTING POLICIES AND PROCEDURES

Adopted June 19, 2003, as amended

The following policies and procedures are adopted pursuant to Rule 206(4)-6 of the Investment Advisers Act of 1940 (the “Act”).  The policies and procedures are designed to prevent material conflicts of interest from affecting the manner in which PPM America, Inc. (“PPM”) votes proxies on behalf of its clients and to ensure that proxies are voted in the best economic interests of clients.  The policies and procedures are tailored to suit PPM’s advisory business, the types of securities and portfolios managed by PPM and the extent to which PPM clients have adopted their own proxy voting procedures.

I.	Responsibility for Voting. PPM shall vote proxies solicited by or with respect to the issuers of securities in which assets of a client portfolio are invested, unless:

●	the client is subject to the Employee Retirement Income Security Act (“ERISA”) and the investment management agreement between PPM and the client expressly precludes the voting of proxies by PPM;

●	the client otherwise instructs PPM; or

●	in PPM’s judgment, the cost of voting the proxy would exceed the anticipated benefit to the client.

The financial interest of PPM’s clients is the primary consideration in determining how proxies should be voted.

When making proxy voting decisions, PPM generally adheres to its Proxy Voting Guidelines set forth in Appendix A hereto (the “Voting Guidelines”). The Voting Guidelines, which have been developed with the assistance of Institutional Shareholder Services (“ISS”), set forth PPM’s positions on recurring issues and criteria for addressing non-recurring issues.

II.
Oversight.  The Public Equity Group oversees the proxy voting process, reviews these policies and procedures, including the Voting Guidelines, at least annually and proposes any changes to Senior Management.  The Public Equity Group also grants authority to certain PPM employees or services to vote proxies in accordance with the Voting Guidelines.

III.	Administration. All proxies received by PPM for voting, including those received by portfolio management groups other than the Public Equity Group, will be forwarded to Portfolio Services for administration. PPM has engaged an independent third party service, ISS, to provide administrative assistance in

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connection with the voting of proxies.  ISS is a premier proxy research, advisory, voting and vote reporting service that specializes in proxy voting.  ISS’ primary function with respect to PPM is to apprise us of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and recommend the manner in which PPM should vote on particular proxy proposals.  ISS also will electronically vote proxies in accordance with PPM’s instructions.

PPM retains final authority and fiduciary responsibility for the voting of proxies.

A.	Receipt and recording of proxy information.

1.	Portfolio Services is responsible for establishing in the records for each client whether the client has:

●	vested PPM with proxy voting authority or has reserved or delegated that responsibility to another, designated person; and

●	adopted a proxy voting policy that PPM is required to follow, including one that would require voting on issues relating to social and/or political responsibility.

2.	For each account that PPM advises and has discretion to vote shareholder proxies, Portfolio Services shall notify the client’s custodian that all proxy materials and ballots shall be forwarded to ISS.

3.	ISS shall input all proxy information into its system and shall publish a daily report that identifies pending meetings and due dates for ballots.

B.	Reconciliation of holdings.

1.	Portfolio Services shall forward a current list of portfolio holdings to ISS weekly

2.
Portfolio Services receives 2 reports weekly from ISS. The first report serves as a notice of any upcoming (up to 30 days into the future) proxy meeting which PPMA has a right to vote. The second report breaks down each item which is to be voted on.

3.	For each proxy received, ISS shall confirm that share amounts reflected on proxy ballots are the actual number of shares entitled to vote.

C.	Transmission of ballots. ISS shall transmit each proxy ballot (electronically or by mail).

D.	Records. In accordance with Section 204-2 of the Act, the following documents shall be maintained for a period of five years:

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1.	a copy of each proxy statement received (PPM will rely on EDGAR for retention of all proxy statements);

2.	a record of each proxy vote cast, including the issuer, the number of shares voted, a description of the proposal, how the shares were voted and the date on which the proxy was returned;

3.
a copy of any document generated by PPM, a PPM affiliate or a delegate of PPM that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision;

4.	a copy of each written client request for PPM’s proxy voting record; and

5.	a copy of any written response from PPM to any client request (written or oral) for PPM’s proxy voting record.

E.
Availability of records.  Copies of these policies and procedures, which may be updated from time to time, and records of all proxies voted shall be made available to clients, in such forms or intervals as the clients reasonably request.  ISS shall maintain electronic records of each vote cast and will make voting records available electronically to PPM clients.  Client requests for such information will be forwarded to Portfolio Services for fulfillment and tracking purposes.

IV.	Voting Policy.

A.
Client policy. If a client has a proxy voting policy that it has delivered to PPM, PPM shall vote proxies solicited by or with respect to the issuers of securities held in that client’s account in accordance with that policy.  Portfolio managers shall be responsible for reviewing client directed voting policies and Legal/Compliance will periodically review votes cast to ensure compliance with such policies.

B.
No client policy.  If a client does not have or does not deliver a proxy voting policy to PPM prior to the record date stated in the proxy, PPM shall vote each proxy solicited by or with respect to the issuers of securities held in that client’s account in accordance with the Voting Guidelines set forth in Appendix A hereto, or, in such other manner that, in the judgment of PPM, is in the best interests of the client.

V.	Voting Analysis and Guidelines. PPM has adopted the Voting Guidelines to provide guidance on how to address specific proposals as they arise.

A.	Research. PPM utilizes ISS to perform research and make recommendations to PPM based on the Voting Guidelines on matters for which votes are being solicited.

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B.	Analysis. ISS shall deliver to PPM research and vote recommendations electronically for analysis.

As soon as practicable after receipt, Portfolio Services shall forward the ISS research and vote recommendations to the appropriate portfolio manager(s) for their review and:

●
if the portfolio manager determines that the recommendation is consistent with the Voting Guidelines, no response to Portfolio Services is required.  In the event that a recommendation is not consistent with the Voting Guidelines, Portfolio Services shall then instruct ISS to change the recommended vote accordingly;

●
if, after consideration of certain factors, the portfolio manager determines that the proposal will not enhance shareholder value and the portfolio manager determines to vote the proxy in a manner contrary to the Voting Guidelines, the portfolio manager shall then submit the recommended vote to Legal/Compliance to determine whether there is a potential conflict of interest.  If there is no conflict of interest, the vote shall be submitted to ISS for transmission.  If a conflict of interest is identified, the vote shall be submitted to the Conflicts Committee and the Conflicts Committee will review the proposed vote to determine if the vote is consistent with these policies and procedures, and if so, approve the submission of the vote to ISS for transmission or

●
if the proposal is not addressed in our voting guidelines or if the application of our voting guidelines is unclear, the portfolio manager shall review the proposal and submit its recommended vote to Portfolio Services and to Legal/Compliance for review and resolution in accordance with Section VI below if ISS is unable to provide a recommendation for a vote, the portfolio manager of the effected fund shall research and recommend a vote in accordance with Section VI below.

VI.
Conflicts of Interest.  To ensure that conflicts of interest have no effect on votes cast, the Voting Guidelines are designed to eliminate adviser discretion from the voting process and votes are generally cast based upon the recommendations of ISS.  In the event that PPM determines that a proxy should be voted in a manner contrary to the policy set forth in the Voting Guidelines, the following shall apply:

A.
Identification. PPM Legal and Compliance shall analyze the proxy to determine whether PPM may have a relationship with an issuer whose securities are also held in client portfolios.  PPM will be deemed to have a potential conflict when voting a proxy of an issuer if:

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●	the issuer or an affiliate of the issuer that is a client of PPM or PPM is actively soliciting, and accounts of other PPM clients hold securities of that issuer;
●	an officer or board member of the issuer is also an employee of PPM;
●	PPM has a personal or business relationship with a participant in the proxy contest, corporate directors or candidates for corporate directorship;
●	PPM or an affiliate is providing a service to a company whose management is soliciting proxies;
●	PPM has an interest in the outcome of the matter before shareholders; or
●	the chief compliance officer or other member of PPM senior management determines there to be an actual or potential conflict between the interests of PPM and the best interests of a PPM client.

B.
Resolution.  PPM Legal and Compliance shall maintain a list of all issuers with whom PPM is deemed to have a potential conflict voting proxies (the “Identified Issuers”) and will provide such list to ISS and update the list from time to time.  For any meeting of shareholders of an Identified Issuer, the Conflicts Committee will conduct an independent review of the proposed vote.  The Conflicts Committee may include any member of the Public Equity Group, the chief compliance officer of PPM or general counsel of PPM, but may not be the person with whom the Identified Issuer has a relationship or a member of the portfolio management group that invests in such Identified Issuer.

PPM AMERICA, INC.

Proxy Voting Policies and Procedures

Request for Vote Contrary to Voting Guidelines

Section V of the Proxy Voting Policies and Procedures of PPM America, Inc. (the “Procedures”) permits portfolio managers to submit recommendations for proxy votes that are contrary to Voting Guidelines to the Conflicts Committee.  The Conflicts Committee is then responsible for reviewing the recommendation and must determine whether the recommendation is consistent with the Procedures and in the best economic interests of clients.  Please note: capitalized terms not otherwise defined in this Appendix have the meanings ascribed to them in the Procedures.  In order to facilitate the process of reviewing any request for a vote contrary to the Voting Guidelines, please provide the following information:

Part I.  Request and Related Facts (to be completed by the portfolio manager)

1.	State the provision of the Voting Guidelines that applies to the shareholder proposal:

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2.
Describe below (or attach hereto) the recommended vote, together with the relevant factors you considered related to the recommended vote.  In particular, please describe any circumstance or factor in which the proposed recommendation may be deemed to be the product of a conflict of interest or result in a breach of the duties owed to PPM’s clients by either any individual or PPM (if none, please indicate accordingly):

Requested for approval:

I certify that I have read and understand the section(s) of the Voting Guidelines that would otherwise result in a vote contrary to the recommended vote listed above and to the best of my knowledge I believe that the proposed recommendation (i) is not the result of a conflict of interest and (ii) does not result in a breach of the duties owed to PPM clients by me, any individual at PPM or PPM.

Name	Title	Date

Approved by (Department Head)

Name	Title	Date

Part II:  Legal and Compliance Department Review

PPM Legal and Compliance shall analyze the proxy to determine whether PPM may have a relationship with an issuer whose securities are also held in client portfolios.  PPM will be deemed to have a potential conflict when voting a proxy of an issuer if (check as appropriate):

[ ] the issuer or an affiliate of the issuer that is a client of PPM or PPM is actively soliciting, and accounts of other PPM clients hold securities of that issuer;

[ ] an officer or board member of the issuer is also an employee of PPM;

[ ] PPM has a personal or business relationship with a participant in the proxy contest, corporate directors or candidates for corporate directorship;

[ ] PPM or an affiliate is providing a service to a company whose management is soliciting proxies;

[ ] PPM has an interest in the outcome of the matter before shareholders; or

[    ]  the chief compliance officer or other member of PPM senior management determines there to be an actual or potential conflict between the interests of PPM and the best interests of a PPM client (see detail below).

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Based on the foregoing, it is determined that the proposed recommendation presents:

______  No Conflict of Interest

______  A Potential Conflict (and is hereby submitted to the Conflicts Committee for review)

Part III:  Determination of the Conflicts Committee (if applicable)

The Conflicts Committee shall review the foregoing information to determine whether the proposed recommendation (i) is not the product of a conflict of interest and (ii) does not result in a breach of the duties owed to clients by either the individuals listed or PPM.  In light thereof and upon review of the foregoing, the proposed Exception is:

_____	Approved*

_____	Not Approved

Name	Title	Date

_____________________________________

* Any qualifications to such approval are set forth below; Portfolio Services is hereby directed to communicate the recommended vote to ISS for implementation.

The Portfolio Services Department shall retain in its files a copy of this Request and any related information.

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APPENDIX C

Format for Proxy Log

Portfolio Services should enter proxy votes into this format once confirmation from Portfolio Management has been received via email.

Company Name	Ticker	CUSIP	Meeting Type	Date Vote Cast	Were all votes cast in accordance with PPM Guidelines (Yes/No)?

C-1

2012 U.S. Proxy Voting Guidelines Summary1

Effective for Meetings on or after February 1, 2012

1 Developed in connection with the Institutional Shareholder Services Inc. 2011 U.S. Proxy Voting Guidelines Summary (Published and Updated December 19, 2011.

PPM America, Inc. Proxy Voting Guideline Summary

2012

2012 U.S. Proxy Voting Summary Guidelines

Effective for Meetings on or after Feb. 1, 2012
Published December 19, 2011

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PPM America, Inc. Proxy Voting Guideline Summary

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PPM America, Inc. Proxy Voting Guideline Summary

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PPM America, Inc. Proxy Voting Guideline Summary

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INTRODUCTION

The primary purpose of a public corporation is to create sustainable value for its shareowners. To that end, ISS designs its proxy voting guidelines to enhance shareholders’ long-term economic interests. ISS’ Benchmark proxy voting guidelines serve as a tool to assist institutional investors in meeting their fiduciary requirements with respect to voting by promoting shareholder value creation and risk mitigation at their portfolio firms.

ISS reviews and updates its proxy voting guidelines each year, taking into account emerging issues and trends, the evolution of market standards, regulatory changes, and feedback provided by ISS’ institutional clients.

ISS’ robust and transparent policy formulation process includes an exhaustive review of relevant empirical studies and other factual data, an annual policy survey of institutional clients and corporate issuers, policy roundtables with a wide range of industry constituents, and an open comment period on draft policy changes. ISS also conducts internal research to validate assumptions and policy positions.

The Benchmark Policy Guidelines consider market-specific recommended best practices, transparency, and disclosure when addressing issues such as board structure, director accountability, corporate governance standards, executive compensation, shareholder rights, corporate transactions, and social/environmental issues.

ISS’ policy guidelines require the consideration of company-specific circumstances. When issuing a vote recommendation on a proposal, ISS considers historical operating and investment performance, company disclosure (and proponent/dissident disclosure, if applicable), the company’s governance structure and historical practices, and its industry.

In applying these policies, ISS often engages with public issuers, shareholders, activists, and other stakeholders to seek additional information and to gain insight and context in order to provide our clients with informed vote recommendations. This engagement process enhances dialogue and promotes a higher level of understanding between investors and the companies in which they invest.

In formulating proxy voting policies, ISS assesses the potential costs and benefits of the adoption or rejection of the underlying ballot items. Where the economic impact of a ballot item is not apparent and may involve trade-offs, the guidelines direct analysts to consider the economic consequences as well as potential risks to shareholders of approval.

This document presents a summary of all of ISS’ Benchmark U.S. Corporate Governance Policies. The document, along with other policy documents, is available on our Web site under the Policy Gateway. If you have any questions, please contact Research Central at 301-556-0576 or usresearch@issgovernance.com.

These policies will be effective for meetings on or after Feb. 1, 2012.

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PPM America, Inc. Proxy Voting Guideline Summary

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1. Routine/Miscellaneous

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes “other business.”

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

Vote FOR proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

Audit-Related

Auditor Indemnification and Limitation of Liability

Vote CASE-BY-CASE on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

•	The terms of the auditor agreement – the degree to which these agreements impact shareholders’ rights;
•	Motivation and rationale for establishing the agreements;
•	Quality of disclosure; and
•	Historical practices in the audit area.
Vote AGAINST or WTHHOLD from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

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PPM America, Inc. Proxy Voting Guideline Summary

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Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where “Other” fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Shareholder Proposals on Audit Firm Rotation

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;
•	The length of rotation specified in the proposal;
•	Any significant audit-related issues at the company;
•	The number of Audit Committee meetings held each year;
•	The number of financial experts serving on the committee; and
•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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2. Board of Directors:

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined CASE-BY-CASE.

Four fundamental principles apply when determining votes on director nominees:

1.
Board Accountability: Practices that promote accountability include: transparency into a company’s governance practices; annual board elections; and providing shareholders the ability to remove problematic directors and to vote on takeover defenses or other charter/bylaw amendments. These practices help reduce the opportunity for management entrenchment.

2.
Board Responsiveness: Directors should be responsive to shareholders, particularly in regard to shareholder proposals that receive a majority vote and to tender offers where a majority of shares are tendered. Furthermore, shareholders should expect directors to devote sufficient time and resources to oversight of the company.

3.	Director Independence: Without independence from management, the board may be unwilling or unable to effectively set company strategy and scrutinize performance or executive compensation.
4.
Director Competence: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. While directors should not be constrained by arbitrary limits such as age or term limits, directors who are unable to attend board and committee meetings or who are overextended (i.e., serving on too many boards) may be unable to effectively serve in shareholders’ best interests.

1.	Board Accountability

Vote AGAINST2 or WITHHOLD from the entire board of directors (except new nominees3, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses:

Classified Board Structure:

1.1.
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election -- any or all appropriate nominees (except new) may be held accountable;

Director Performance Evaluation:

1.2.
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s

2 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

3 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:
•	A classified board structure;
•	A supermajority vote requirement;
•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;
•	The inability of shareholders to call special meetings;
•	The inability of shareholders to act by written consent;
•	A dual-class capital structure; and/or
•	A non–shareholder- approved poison pill.

Poison Pills:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote WITHOLD or AGAINST every year until this feature is removed;
1.4.
The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov. 19, 2009); or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
•
The date of the pill’s adoption relative to the date of the next meeting of shareholders– i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;
•	The issuer’s governance structure and practices; and
•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification“);
1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or
1.9.
There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10.
Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

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Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item, or, in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);
1.12.	The company maintains significant problematic pay practices;
1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;
1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or
1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:
•	The company’s response, including:
o	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
o	Specific actions taken to address the issues that contributed to the low level of support;
o	Other recent compensation actions taken by the company;
•	Whether the issues raised are recurring or isolated;
•	The company’s ownership structure; and
•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.17.	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
1.18.	Failure to replace management as appropriate; or
1.19.
Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Board Responsiveness

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares outstanding the previous year;
2.2.	The board failed to act on a shareholder proposal that received the support of a majority of shares cast in the last year and one of the two previous years;
2.3.	The board failed to act on takeover offers where the majority of shares are tendered;
2.4.
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or

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2.5.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

Vote CASE-BY-CASE on the entire board if:

2.6.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;
•	The company’s ownership structure and vote results;
•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and
•	The previous year’s support level on the company’s say-on-pay proposal.

3.	Director Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
3.4.	Independent directors make up less than a majority of the directors.

4.	Director Competence

Attendance at Board and Committee Meetings:

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

4.1.
The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.

Generally vote AGAINST or WITHHOLD from individual directors who:

4.2.	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director absences are generally limited to the following:
•	Medical issues/illness;
•	Family emergencies; and
•	Missing only one meeting.

These reasons for directors’ absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST or WITHHOLD from the director.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

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4.3.	Sit on more than six public company boards; or
4.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own– withhold only at their outside boards.

2012 ISS Categorization of Directors
1.	Inside Director (I)
1.1.	Employee of the company or one of its affiliatesi.
1.2.	Among the five most highly paid individuals (excluding interim CEO).
1.3.	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934 (“Section 16 officer”)ii.
1.4.	Current interim CEO.
1.5.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).

2.	Affiliated Outside Director (AO)

Board Attestation
2.1.	Board attestation that an outside director is not independent.

Former CEO
2.2.	Former CEO of the companyiii,iv.
2.3.	Former CEO of an acquired company within the past five yearsiv.
2.4.	Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be madev.

Non-CEO Executives
2.5.	Former Section 16 officerii of the company, an affiliatei or an acquired firm within the past five years.
2.6.	Section 16 officerii of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.
2.7.	Section 16 officerii, former Section 16 officer, or general or limited partner of a joint venture or partnership with the company.

Family Members
2.8.	Immediate family membervi of a current or former Section 16 officerii of the company or its affiliatesi within the last five years.
2.9.
Immediate family membervi of a current employee of company or its affiliatesi where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Transactional, Professional, Financial, and Charitable Relationships
2.10.
Currently provides (or an immediate family membervi provides) professional servicesvii to the company, to an affiliatei of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.11.
Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional servicesvii to the company, to an affiliatei of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.	Has (or an immediate family membervi has) any material transactional relationshipviii with the company or its affiliatesi (excluding investments in the company through a private placement).
2.13.
Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationshipviii with the company or its affiliatesi (excluding investments in the company through a private placement).

2.14.	Is (or an immediate family membervi is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowmentsviii from the company or its affiliatesi.

Other Relationships
2.15.	Party to a voting agreementix to vote in line with management on proposals being brought to shareholder vote.
2.16.	Has (or an immediate family membervi has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committeex.
2.17.	Founderxi of the company but not currently an employee.
2.18.	Any materialxii relationship with the company.

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3.	Independent Outside Director (IO)
3.1.	No materialxii connection to the company other than a board seat.

Footnotes:

i “Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

ii “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider. If the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.

iii Includes any former CEO of the company prior to the company’s initial public offering (IPO).

iv When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

v ISS will look at the terms of the interim CEO’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was underway for a full-time CEO at the time.

vi “Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

vii Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

viii A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the

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recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE/Amex listing standards. In the case of a company which follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

ix Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement, will generally be classified as independent unless determined otherwise taking into account the following factors: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

x Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

xi The operating involvement of the founder with the company will be considered. Little to no operating involvement may cause ISS to deem the founder as an independent outsider.

xii For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

4.

Other Board-Related Proposals

Age/Term Limits

Vote AGAINST management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.

Vote AGAINST management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Vote AGAINST proposals to classify (stagger) the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

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CEO Succession Planning

Generally vote FOR proposals seeking disclosure on a CEO succession planning policy, considering at a minimum, the following factors:

•	The reasonableness/scope of the request; and
•	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting.

Generally vote FOR shareholder proposals to restore or provide for cumulative voting unless:

•	The company has proxy access, thereby allowing shareholders to nominate directors to the company’s ballot; and
•
The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification and Liability Protection

Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.

Vote AGAINST proposals that would:

•	Eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.
•	Expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
•
Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company’s board (i.e., “permissive indemnification”), but that previously the company was not required to indemnify.

Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and
•	If only the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and to what degree they may preclude dissident nominees from joining the board.

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Vote CASE-BY-CASE on shareholder resolutions seeking a director nominee candidate who possesses a particular subject matter expertise, considering:

•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;
•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;
•	The company disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
•	The scope and structure of the proposal.

Establish other Board Committee Proposals

Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
•	Level of disclosure regarding the issue for which board oversight is sought;
•	Company performance related to the issue for which board oversight is sought;
•	Board committee structure compared to that of other companies in its industry sector; and/or
•	The scope and structure of the proposal.

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing governance structure:

•
Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

o	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
o	serves as liaison between the chairman and the independent directors;
o	approves information sent to the board;

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o	approves meeting agendas for the board;
o	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;
o	has the authority to call meetings of the independent directors;
o	if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•
A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

o	Egregious compensation practices;
o	Multiple related-party transactions or other issues putting director independence at risk;
o	Corporate and/or management scandals;
o	Excessive problematic corporate governance provisions; or
o	Flagrant actions by management or the board with potential or realized negative impacts on shareholders.

Majority of Independent Directors/Establishment of Independent Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independent outsider. (See Categorization of Directors.)

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Majority Vote Standard for the Election of Directors

Generally vote FOR management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote AGAINST if no carve-out for plurality in contested elections is included.

Generally vote FOR precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

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Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

•	Company-specific factors; and
•	Proposal-specific factors, including:
o	The ownership thresholds proposed in the resolution (i.e., percentage and duration);
o	The maximum proportion of directors that shareholders may nominate each year; and
o	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

Require More Nominees than Open Seats

Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

Shareholder Engagement Policy (Shareholder Advisory Committee)

Generally vote FOR shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
•	Effectively disclosed information with respect to this structure to its shareholders;
•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and
•
The company has an independent chairman or a lead director, according to ISS’s definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

Proxy Contests- Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;
•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.

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Vote No Campaigns

In cases where companies are targeted in connection with public “vote no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

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3.	Shareholder Rights & Defenses

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

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Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Vote FOR proposals to opt out of control share cash-out statutes.

Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.

Vote FOR proposals to opt out of state disgorgement provisions.

Exclusive Venue

Vote CASE-BY-CASE on exclusive venue proposals, taking into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement; and
•	Whether the company has the following good governance features:
o	An annually elected board;
o	A majority vote standard in uncontested director elections; and
o	The absence of a poison pill, unless the pill was approved by shareholders.

Fair Price Provisions

Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

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Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Net Operating Loss (NOL) Protective Amendments

Vote AGAINST proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

•
The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;
•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
•
The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•
The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

Management Proposals to Ratify a Poison Pill
Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

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•	No lower than a 20% trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOL)
Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
•	The value of the NOLs;
•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
•
The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;
•	One or more of the dissident’s candidates is elected;
•	Shareholders are not permitted to cumulate their votes for directors; and
•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Reincorporation Proposals

Management or shareholder proposals to change a company’s state of incorporation should be evaluated CASE-BY-CASE, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;
•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and
•	Comparison of corporation laws of original state and destination state.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

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Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;
•	The consent threshold;
•	The inclusion of exclusionary or prohibitive language;
•	Investor ownership structure; and
•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
•	An unfettered4 right for shareholders to call special meetings at a 10 percent threshold;
•	A majority vote standard in uncontested director elections;
•	No non-shareholder-approved pill; and
•	An annually elected board.

Shareholder Ability to Call Special Meetings

Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;
•	Minimum ownership threshold necessary to call special meetings (10% preferred);
•	The inclusion of exclusionary or prohibitive language;
•	Investor ownership structure; and
•	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

4 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:

•	Ownership structure;
•	Quorum requirements; and
•	Vote requirements.

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4.	CAPITAL/RESTRUCTURING

Capital

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action

Vote FOR management proposals to eliminate par value.

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
o	The company’s use of authorized shares during the last three years

•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes of the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
o
The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:
o	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or
o	The new class of shares will be transitory;
•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

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Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder- approved shareholder rights plan (poison pill).

Preemptive Rights

Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration:

•	The size of the company;
•	The shareholder base; and
•	The liquidity of the stock.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
o	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes for the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
o
In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Recapitalization Plans

Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:

•	More simplified capital structure;
•	Enhanced liquidity;
•	Fairness of conversion terms;
•	Impact on voting power and dividends;
•	Reasons for the reclassification;
•	Conflicts of interest; and
•	Other alternatives considered.

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

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Vote AGAINST proposals when there is not a proportionate reduction of authorized shares, unless:

•	A stock exchange has provided notice to the company of a potential delisting; or
•	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Tracking Stock

Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

•	Adverse governance changes;
•	Excessive increases in authorized capital stock;
•	Unfair method of distribution;
•	Diminution of voting rights;
•	Adverse conversion features;
•	Negative impact on stock option plans; and
•	Alternatives such as spin-off.

Restructuring

Appraisal Rights

Vote FOR proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price;
•	Fairness opinion;
•	Financial and strategic benefits;
•	How the deal was negotiated;
•	Conflicts of interest;
•	Other alternatives for the business;
•	Non-completion risk.

Asset Sales

Vote CASE-BY-CASE on asset sales, considering the following factors:

•	Impact on the balance sheet/working capital;
•	Potential elimination of diseconomies;

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•	Anticipated financial and operating benefits;
•	Anticipated use of funds;
•	Value received for the asset;
•	Fairness opinion;
•	How the deal was negotiated;
•	Conflicts of interest.

Bundled Proposals

Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Vote CASE-BY- CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

•	Dilution to existing shareholders’ positions;
•	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;
•	Financial issues - company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;
•	Management’s efforts to pursue other alternatives;
•	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
•	Conflict of interest - arm’s length transaction, managerial incentives.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:

•	The reasons for the change;
•	Any financial or tax benefits;
•	Regulatory benefits;
•	Increases in capital structure; and
•	Changes to the articles of incorporation or bylaws of the company.

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Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or
•	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

Vote CASE-BY-CASE on going private transactions, taking into account the following:

•	Offer price/premium;
•	Fairness opinion;
•	How the deal was negotiated;
•	Conflicts of interest;
•	Other alternatives/offers considered; and
•	Non-completion risk.

Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
o	Are all shareholders able to participate in the transaction?
o	Will there be a liquid market for remaining shareholders following the transaction?
o	Does the company have strong corporate governance?
o	Will insiders reap the gains of control following the proposed transaction?
o	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/business contributed;
•	Percentage ownership;
•	Financial and strategic benefits;
•	Governance structure;
•	Conflicts of interest;
•	Other alternatives; and
•	Non-completion risk.

Liquidations

Vote CASE-BY-CASE on liquidations, taking into account the following:

•	Management’s efforts to pursue other alternatives;
•	Appraisal value of assets; and
•	The compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

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Mergers and Acquisitions

Vote CASE –BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Private Placements/Warrants/Convertible Debentures

Vote CASE-BY-CASE on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

•
Dilution to existing shareholders’ position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of “out of the money” warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company’s stock price that must occur to trigger the dilutive event.

•	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):
o
The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

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o
When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry and anticipation of future performance.

•	Financial issues:
o	The company’s financial condition;
o	Degree of need for capital;
o	Use of proceeds;
o	Effect of the financing on the company’s cost of capital;
o	Current and proposed cash burn rate;
o	Going concern viability and the state of the capital and credit markets.

•
Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

•	Control issues:
o	Change in management;
o	Change in control;
o	Guaranteed board and committee seats;
o	Standstill provisions;
o	Voting agreements;
o	Veto power over certain corporate actions; and
o	Minority versus majority ownership and corresponding minority discount or majority control premium

•	Conflicts of interest:
o	Conflicts of interest should be viewed from the perspective of the company and the investor.
o	Were the terms of the transaction negotiated at arm’s length? Are managerial incentives aligned with shareholder interests?
•	Market reaction:
o	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote FOR the private placement, or FOR the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)

Vote CASE-BY-CASE on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

•	Estimated value and financial prospects of the reorganized company;
•	Percentage ownership of current shareholders in the reorganized company;
•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);
•	Existence of a superior alternative to the plan of reorganization; and
•	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)

Vote CASE-BY-CASE on SPAC mergers and acquisitions taking into account the following:

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•
Valuation – Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•
Market reaction – How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•
Deal timing – A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process – What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•
Conflicts of interest – How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements – Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote AGAINST the proposed merger or exercise conversion rights?

•	Governance – What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

Spin-offs

Vote CASE-BY-CASE on spin-offs, considering:

•	Tax and regulatory advantages;
•	Planned use of the sale proceeds;
•	Valuation of spinoff;
•	Fairness opinion;
•	Benefits to the parent company;
•	Conflicts of interest;
•	Managerial incentives;
•	Corporate governance changes;
•	Changes in the capital structure.

Value Maximization Shareholder Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by:

•	Hiring a financial advisor to explore strategic alternatives;
•	Selling the company; or
•	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

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•	Prolonged poor performance with no turnaround in sight;
•	Signs of entrenched board and management (such as the adoption of takeover defenses);
•	Strategic plan in place for improving value;
•	Likelihood of receiving reasonable value in a sale or dissolution; and
•	The company actively exploring its strategic options, including retaining a financial advisor.

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5.	COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.
Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.
Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.
Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.
Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay – MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);
•	The company maintains significant problematic pay practices;
•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•
There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;
•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or
•	The situation is egregious.

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Vote AGAINST an equity plan on the ballot if:

•	A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:
o	Magnitude of pay misalignment;
o	Contribution of non-performance-based equity grants to overall pay; and
o	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay- for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

1.	Peer Group5 Alignment:

•	The degree of alignment between the company’s TSR rank and the CEO’s total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);
•	The multiple of the CEO’s total pay relative to the peer group median.

2.
Absolute Alignment: The absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, analyze the following qualitative factors to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based equity awards;
•	The ratio of performance-based compensation to overall compensation;
•	The completeness of disclosure and rigor of performance goals;
•	The company’s peer group benchmarking practices;
•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;
•	Special circumstances related to, for example, a new CEO in the prior fiscal year or anomalous equity grant practices (e.g., biennial awards); and
•	Any other factors deemed relevant.

5 The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for financial firms), and GICS industry group, via a process designed to select peers that are closest to the subject company, and where the subject company is close to median in revenue/asset size. The relative alignment evaluation will consider the company’s rank for both pay and TSR within the peer group (for one- and three-year periods) and the CEO’s pay relative to the median pay level in the peer group.

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Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;
•	Incentives that may motivate excessive risk-taking; and
•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
•	New or extended agreements that provide for:
o	CIC payments exceeding 3 times base salary and average/target/most recent bonus;
o	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);
o	CIC payments with excise tax gross-ups (including “modified” gross-ups).

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;
•	A single or common performance metric used for short- and long-term plans;
•	Lucrative severance packages;
•	High pay opportunities relative to industry peers;
•	Disproportionate supplemental pensions; or
•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
•	Duration of options backdating;
•	Size of restatement due to options backdating;
•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

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•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
o	The company’s response, including:
•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
•	Specific actions taken to address the issues that contributed to the low level of support;
•	Other recent compensation actions taken by the company;
o	Whether the issues raised are recurring or isolated;
o	The company’s ownership structure; and
o	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on proposals to approve the company’s golden parachute compensation, consistent with ISS’ policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);
•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);
•
Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);
•	Potentially excessive severance payments;
•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

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•
In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•
The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management “say on pay”), ISS will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;
•	The plan expressly permits repricing;
•	A pay-for-performance misalignment is found;
•	The company’s three year burn rate exceeds the burn rate cap of its industry group;
•	The plan has a liberal change-of-control definition; or
•	The plan is a vehicle for problematic pay practices.

Each of these factors is described below:

Cost of Equity Plans

Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s allowable cap.

Repricing Provisions

Vote AGAINST plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. “Repricing” includes the ability to do any of the following:

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•	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;
•	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs.

Also, vote AGAINST OR WITHHOLD from members of the Compensation Committee who approved and/or implemented a repricing or an option/SAR exchange program, by buying out underwater options/SARs for stock, cash or other consideration or canceling underwater options/SARs and regranting options/SARs with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote AGAINST plans if the company has a history of repricing without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Pay for Performance Misalignment- Application to Equity Plans

If a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, and there is an equity plan on the ballot with the CEO as one of the participants, ISS may recommend a vote AGAINST the equity plan. Considerations in voting AGAINST the equity plan may include, but are not limited to:

•	Magnitude of pay misalignment;
•	Contribution of non-performance-based equity grants to overall pay; and
•	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer level.

Three-Year Burn Rate/Burn Rate Commitment

Generally vote AGAINST equity plans for companies whose average three-year burn rates their burn rate caps.

Burn rate caps are calculated as the greater of: (1) the mean (μ) plus one standard deviation (σ) of the company’s GICS group segmented by Russell 3000 index and non-Russell 3000 index (per the Burn Rate Table published in December); and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate cap changes will be limited to a maximum of two (2) percentage points (plus or minus) the prior year’s burn-rate cap.

If a company fails to fulfill a burn rate commitment, vote AGAINST or WITHHOLD from the compensation committee.

In the absence of demonstrating reasonable use of equity awards under the first burn rate commitment, companies making consecutive burn rate commitments may not garner support on their proposed equity plan proposals.

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Burn Rate Table for 2012

		Russell 3000			Non-Russell 3000
GICS	Description	Mean	Standard Deviation	2012 Burn Rate Cap*	Mean	Standard Deviation	2012 Burn Rate Cap*
1010	Energy	1.99%	2.03%	4.02%	2.82%	4.64%	7.46%
1510	Materials	1.64%	1.44%	3.08%	2.48%	3.56%	6.04%
2010	Capital Goods	1.72%	1.21%	2.93%	3.53%	5.29%	*8.69%
2020	Commercial Services & Supplies	2.52%	2.09%	4.61%	2.88%	2.93%	5.81%
2030	Transportation	1.68%	1.15%	2.83%	1.51%	1.37%	2.88%
2510	Automobiles & Components	1.85%	1.55%	3.40%	4.48%	6.32%	*6.99%
2520	Consumer Durables & Apparel	2.84%	1.96%	4.81%	2.81%	3.46%	6.27%
2530	Consumer Services	2.70%	3.11%	5.81%	2.81%	4.18%	6.99%
2540	Media	2.91%	2.65%	5.56%	2.75%	2.91%	5.65%
2550	Retailing	2.43%	1.59%	4.02%	3.38%	4.70%	*6.62%
3010, 3020, 3030	Consumer Staples	1.64%	1.39%	3.03%	3.18%	6.61%	*7.17%
3510	Health Care Equipment & Services	2.95%	1.74%	4.69%	5.23%	7.28%	*11.92%
3520	Pharmaceuticals & Biotechnology	3.59%	3.90%	7.49%	6.01%	8.02%	*12.58%
4010	Banks	1.31%	1.50%	2.81%	1.20%	2.29%	3.49%
4020	Diversified Financials	5.02%	5.97%	*9.15%	4.78%	6.52%	11.31%
4030	Insurance	1.58%	1.22%	2.80%	0.69%	0.98%	*2.31%
4040	Real Estate	1.15%	1.19%	2.34%	1.35%	2.11%	3.46%
4510	Software & Services	4.41%	3.35%	7.76%	5.43%	7.12%	*11.58%
4520	Technology Hardware & Equipment	3.41%	2.32%	5.73%	3.74%	3.95%	7.69%
4530	Semiconductor Equipment	3.94%	1.90%	5.83%	5.42%	4.74%	*9.78%
5010	Telecommunication Services	3.02%	4.62%	*6.50%	7.23%	13.28%	*9.08%
5510	Utilities	0.76%	0.48%	2.00%	3.88%	6.47%	*5.64%
*The cap is generally the Mean + Standard Deviation, subject to minimum cap of 2% (de minimus allowance) and maximum +/- 2 percentage points relative to prior year burn rate cap for same industry/index group.

A premium (multiplier) is applied on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

Stock Price Volatility	Multiplier
54.6% and higher	1 full-value award will count as 1.5 option shares
36.1% or higher and less than 54.6%	1 full-value award will count as 2.0 option shares
24.9% or higher and less than 36.1%	1 full-value award will count as 2.5 option shares
16.5% or higher and less than 24.9%	1 full-value award will count as 3.0 option shares
7.9% or higher and less than 16.5%	1 full-value award will count as 3.5 option shares
Less than 7.9%	1 full-value award will count as 4.0 option shares

Liberal Definition of Change-in-Control

Generally vote AGAINST equity plans if the plan has a liberal definition of change- in-control (it provides for the acceleration of vesting of equity awards even though an actual change in control may not occur) and the equity awards would

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automatically vest upon such liberal definition of change-in-control. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Problematic Pay Practices

If the equity plan on the ballot is a vehicle for problematic pay practices, vote AGAINST the plan.

Specific Treatment of Certain Award Types in Equity Plan Evaluations:

Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Liberal Share Recycling Provisions
Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.

Operating Partnership (OP) units in Equity Plan analysis of Real Estate Investment Trusts (REITs)
For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

Option Overhang Cost
Companies with sustained positive stock performance and high overhang cost attributable to in-the-money options outstanding in excess of six years may warrant a carve-out of these options from the overhang as long as the dilution attributable to the new share request is reasonable and the company exhibits sound compensation practices. Consider CASE-BY-CASE a carve-out of a portion of cost attributable to overhang, considering the following criteria:

•
Performance: Companies with sustained positive stock performance will merit greater scrutiny. Five-year total shareholder return (TSR), year-over-year performance, and peer performance could play a significant role in this determination.

•
Overhang Disclosure: Assess whether optionees have held in-the-money options for a prolonged period (thus reflecting their confidence in the prospects of the company). Note that this assessment would require additional disclosure regarding a company’s overhang. Specifically, the following disclosure would be required:

o	The number of in-the-money options outstanding in excess of six or more years with a corresponding weighted average exercise price and weighted average contractual remaining term;

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o
The number of all options outstanding less than six years and underwater options outstanding in excess of six years with a corresponding weighted average exercise price and weighted average contractual remaining term;

o	The general vesting provisions of option grants; and

o	The distribution of outstanding option grants with respect to the named executive officers;

•
Dilution: Calculate the expected duration of the new share request in addition to all shares currently available for grant under the equity compensation program, based on the company’s three-year average burn rate (or a burn-rate commitment that the company makes for future years). The expected duration will be calculated by multiplying the company’s unadjusted (options and full-value awards accounted on a one-for-one basis) three-year average burn rate by the most recent fiscal year’s weighted average shares outstanding (as used in the company’s calculation of basic EPS) and divide the sum of the new share request and all available shares under the company’s equity compensation program by the product. For example, an expected duration in excess of five years could be considered problematic; and

•
Compensation Practices: An evaluation of overall practices could include: (1) stock option repricing provisions, (2) high concentration ratios (of grants to top executives), or (3) additional practices outlined in the Poor Pay Practices policy.

Other Compensation Plans

401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.

Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans-- Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;
•	Offering period is 27 months or less; and
•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or
•	Offering period is greater than 27 months; or
•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans-- Non-Qualified Plans
Vote CASE-BY-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

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•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Generally vote FOR proposals to approve or amend executive incentive bonus plans if the proposal:

•	Is only to include administrative features;
•	Places a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m);
•	Adds performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate; or
•
Covers cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Vote AGAINST such proposals if:

•	The compensation committee does not fully consist of independent outsiders, per ISS’ director classification; or
•	The plan contains excessive problematic provisions.

Vote CASE-BY CASE on such proposals if:

•
In addition to seeking 162(m) tax treatment, the amendment may cause the transfer of additional shareholder value to employees (e.g., by requesting additional shares, extending the option term, or expanding the pool of plan participants). Evaluate the Shareholder Value Transfer in comparison with the company’s allowable cap; or

•
A company is presenting the plan to shareholders for Section 162(m) favorable tax treatment for the first time after the company’s initial public offering (IPO). Perform a full equity plan analysis, including consideration of total shareholder value transfer, burn rate (if applicable), repricing, and liberal change in control. Other factors such as pay-for-performance or problematic pay practices as related to Management Say-on-Pay may be considered if appropriate.

Option Exchange Programs/Repricing Options
Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:

•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
•	Rationale for the re-pricing--was the stock price decline beyond management’s control?
•	Is this a value-for-value exchange?
•	Are surrendered stock options added back to the plan reserve?
•	Option vesting--does the new option vest immediately or is there a black-out period?
•	Term of the option--the term should remain the same as that of the replaced option;
•	Exercise price--should be set at fair market or a premium to market;
•	Participants--executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

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In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash
Vote CASE-BY-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote CASE-BY-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs
One-time Transfers: Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

•	Executive officers and non-employee directors are excluded from participating;
•
Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;
•	Vesting;
•	Bid-price;
•	Term of options;
•	Cost of the program and impact of the TSOs on company’s total option expense
•	Option repricing policy.

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Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Director Compensation

Equity Plans for Non-Employee Directors

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

-	A minimum vesting of three years for stock options or restricted stock; or

-	Deferred stock payable at the end of a three-year deferral period.

•	Mix between cash and equity:

-	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

-	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites provided to non-employee directors; and

•
Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Non-Employee Director Retirement Plans

Vote AGAINST retirement plans for non-employee directors.

Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

Generally vote FOR proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as

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collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Bonus Banking/Bonus Banking “Plus”

Vote CASE-BY-CASE on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

•	The company’s past practices regarding equity and cash compensation;
•	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
•	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants- Disclosure of Board or Company’s Utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

Hold Equity Past Retirement or for a Significant Period of Time

Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain all or a significant portion of the shares acquired through compensation plans, either:

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•	while employed and/or for two years following the termination of their employment ; or
•	for a substantial period following the lapse of all other vesting requirements for the award (“lock-up period”), with ratable release of a portion of the shares annually during the lock-up period.

The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
-	Rigorous stock ownership guidelines;
-	A holding period requirement coupled with a significant long-term ownership requirement; or
-	A meaningful retention ratio;
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements;
•	Post-termination holding requirement policies or any policies aimed at mitigating risk taking by senior executives;
•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
-	Rigorous stock ownership guidelines, or
-	A holding period requirement coupled with a significant long-term ownership requirement, or
-	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.
•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Non-Deductible Compensation

Generally vote FOR proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company’s existing disclosure practices.

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Pay for Performance

Performance-Based Awards
Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•
First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

•
Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance
Vote CASE-BY-CASE on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. These proposals generally include the following principles:

•	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
•	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;
•
Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;
•
Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?
•
If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?
•	What type of industry and stage of business cycle does the company belong to?

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Pre-Arranged Trading Plans (10b5-1 Plans)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;
•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
•	An executive may not trade in company stock outside the 10b5-1 Plan.
•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Prohibit CEOs from serving on Compensation Committees

Generally vote AGAINST proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

Recoup Bonuses

Vote CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. ISS will take into consideration:

•	If the company has adopted a formal recoupment bonus policy;
•	If the company has chronic restatement history or material financial problems; or
•	If the company’s policy substantially addresses the concerns raised by the proponent.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote CASE-BY-CASE on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;
•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);
•
Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

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Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

Tax Gross-Up Proposals

Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

Vote CASE-BY-CASE on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

The following factors will be considered:

•
The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote FOR proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6. Social/Environmental Issues

Overall Approach

Generally vote with Management on the following Corporate Responsibility issues:

•	Animal Welfare
o	Animal Testing
o	Animal Welfare Policies
o	Controlled Atmosphere Killing (CAK)
•	Consumer Issues
o	Genetically Modified Ingredients
o	Consumer Lending
o	Pharmaceutical Pricing, Access to Medicines, and Product Reimportation
o	Product Safety and Toxic/Hazardous Materials
o	Tobacco
•	Diversity
o	Board Diversity
o	Equality of Opportunity
o	Gender Identity, Sexual Orientation, and Domestic Partner Benefits
•	Climate Change and the Environment
o	Climate Change
o	Concentrated Animal Feeding Operations (CAFOs)
o	Energy Efficiency
o	Facility and Operational Safety/Security
o	Greenhouse Gas (GHG) Emissions
o	Operations in Protected Areas
o	Recycling
o	Renewable Energy
•	General Corporate Issues
o	Charitable Contributions
o	Environmental, Social, and Governance (ESG) Compensation-Related Proposals
o	Health Pandemics
o	Lobbying Expenditures/Initiatives
o	Political Contributions and Trade Associations Spending
•	International Issues, Labor Issues, and Human Rights
o	Community Social and Environmental Impact Assessments
o	Foreign Military Sales/Offsets
o	Internet Privacy and Censorship
o	Labor and Human Rights Standards
o	MacBride Principles
o	Nuclear and Depleted Uranium Weapons
o	Operations in High Risk Markets
o	Outsourcing/Offshoring
•	Sustainability
o	Sustainability Reporting

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7.	Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;
•	Market in which the fund invests;
•	Measures taken by the board to address the discount; and
•	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote CASE-BY-CASE on proxy contests, considering the following factors:

•	Past performance relative to its peers;
•	Market in which fund invests;
•	Measures taken by the board to address the issues;
•	Past shareholder activism, board activity, and votes on related proposals;
•	Strategy of the incumbents versus the dissidents;
•	Independence of directors;
•	Experience and skills of director candidates;
•	Governance profile of the company;
•	Evidence of management entrenchment.

Investment Advisory Agreements

Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:

•	Proposed and current fee schedules;
•	Fund category/investment objective;
•	Performance benchmarks;
•	Share price performance as compared with peers;
•	Resulting fees relative to peers;
•	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:

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•	Stated specific financing purpose;
•	Possible dilution for common shares;
•	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:

•	Potential competitiveness;
•	Regulatory developments;
•	Current and potential returns; and
•	Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	The fund’s target investments;
•	The reasons given by the fund for the change; and
•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

Vote CASE-BY-CASE on name change proposals, considering the following factors:

•	Political/economic changes in the target market;
•	Consolidation in the target market; and
•	Current asset composition.

Change in Fund’s Subclassification

Vote CASE-BY-CASE on changes in a fund’s sub-classification, considering the following factors:

•	Potential competitiveness;
•	Current and potential returns;
•	Risk of concentration;
•	Consolidation in target industry.

Business Development Companies–Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

Vote FOR proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

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•
The proposal to allow share issuances below NAV has an expiration date that is less than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;

•
A majority of the independent directors who have no financial interest in the sale have made a determination as to whether such sale would be in the best interests of the company and its shareholders prior to selling shares below NAV; and

•	The company has demonstrated responsible past use of share issuances by either:
o	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or
o	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

Disposition of Assets/Termination/Liquidation

Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

•	Strategies employed to salvage the company;
•	The fund’s past performance;
•	The terms of the liquidation.

Changes to the Charter Document

Vote CASE-BY-CASE on changes to the charter document, considering the following factors:

•	The degree of change implied by the proposal;
•	The efficiencies that could result;
•	The state of incorporation;
•	Regulatory standards and implications.

Vote AGAINST any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
•	Removal of shareholder approval requirement for amendments to the new declaration of trust;
•
Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;
•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;
•	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

Vote CASE-BY-CASE on re-incorporations, considering the following factors:

•	Regulations of both states;
•	Required fundamental policies of both states;
•	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

Vote AGAINST proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

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Distribution Agreements

Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives;
•	The proposed distributor’s reputation and past performance;
•	The competitiveness of the fund in the industry;
•	The terms of the agreement.

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Mergers

Vote CASE-BY-CASE on merger proposals, considering the following factors:

•	Resulting fee structure;
•	Performance of both funds;
•	Continuity of management personnel;
•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s Net Asset Value (NAV);
•	The fund’s history of shareholder relations;
•	The performance of other funds under the advisor’s management.

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Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Red Rocks Capital LLC
Proxy Voting Policy, Procedures and Guidelines
February 1, 2012

Overview

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients.  An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients.  An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities.  In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Red Rocks Capital LLC (“RRC”) has adopted and implemented the following policies and procedures, which it believes are reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients and (2) address material conflicts of interest that may arise.  RRC will provide clients with a copy of its policies and procedures, as they may be updated from time to time, upon request.  Information regarding RRC’s proxy voting decisions is confidential.  Therefore, the information may be shared on a need to know basis only, including within RRC.  Advisory clients may obtain information on how their proxies were voted by RRC.  However, RRC will not selectively disclose its investment company clients’ proxy voting records to third parties; the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings of each investment company’s proxy voting record for 12-month periods ending June 30th.

POLICY:

All proxies regarding client securities for which RRC has authority to vote will, unless RRC determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by RRC to be in the best interest of RRC’s clients without regard to any resulting benefit or detriment to RRC or its affiliates.  The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as RRC determines in its sole and absolute discretion.  In the event a client believes that its other interests require a different vote, RRC will vote as the client clearly instructs, provided RRC receives such instructions in time to act accordingly.

RRC endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when RRC expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.
Proxies will usually not be voted in cases where RRC deems the costs to the Client and/or the administrative inconvenience of voting the security outweigh the benefit of doing so (e.g., international issuers which impose share blocking restrictions).

RRC seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to guard against and manage conflicts of interest (refer to Section III, Conflicts of Interest below).

PROCEDURES AND CONTROLS:

I. PROXY COMMITTEE

RRC has established a Proxy Committee whose standing members will include the two Managing Directors, who participate as voting authorities on the Committee. Each standing member may designate a senior portfolio manager or a senior analyst to act as a substitute in a given matter on their behalf.  Additionally, the Proxy Committee regularly involves other associates (e.g., Fund CCO or Legal representative) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A and Appendix B)  or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

(d) development and modification of Voting Procedures, as stated in Section VI, as it deems appropriate or necessary.

II. RRC’S INVESTMENT ASSOCIATES

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above.  Information regarding RRC’s proxy voting decisions is confidential information.  Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of RRC and within RRC on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures).  A research analyst or portfolio manager must disclose to RRC’s Chief Compliance Officer in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Conflicts of Interest Disclosure and Certification Form - Appendix C to this policy).  For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation and communicating it to the Compliance Department.

Research analysts and portfolio managers should seek advice from Compliance or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by RRC, an RRC affiliate, or a RRC associate that creates an incentive (or appearance thereof) to favor the interests of RRC, the affiliate, or associate, rather than the clients’ interests.  For example, RRC may have a conflict of interest if either RRC has a significant business relationship with a company that is soliciting a proxy, or if an RRC associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company.  A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence RRC’s decision on the particular vote at issue.  In all cases where there is deemed to be a material conflict of interest, RRC will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by RRC’s proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) an RRC investment associate believes that an exception to the guidelines may be in the best economic interest of RRC’s clients (collectively, “Proxy Referrals”), RRC may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, Compliance will collect and review any information deemed reasonably appropriate to evaluate if RRC or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest.  RRC investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to RRC’s Chief Compliance Officer in writing (see Appendix C - “Conflicts of Interest Disclosure and Certification Form”).  Compliance will consider information about RRC’s significant business relationships, as well as other relevant information.  The information considered by Compliance may include information regarding: (1) RRC client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the RRC investment division regarding the proxy matter.  Compliance will consult with relevant experts, including legal counsel, as necessary.

If Compliance determines that it reasonably believes (1) RRC has a material conflict of interest, or (2) certain individuals should be excused from participating in the proxy vote at issue, Compliance will inform one of the standing members of the Proxy Committee.  Where a material conflict of interest is determined to have arisen in the proxy voting process, RRC’s policy is to invoke one or more of the following conflict management procedures:

1.	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be RRC’s proxy voting agent);
2.	Causing the proxies to be delegated to a qualified, independent third party, which may include RRC’s proxy voting agent.
3.	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to RRC’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

RRC considers proxies solicited by open-end and closed-end investment companies for which RRC or an affiliate serves as an investment adviser or principal underwriter to present a material conflict of interest for RRC.  Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest – Additional Procedures

RRC has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

1.
RRC’s Code of Ethics affirmatively requires that associates of RRC act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate’s interests and those of RRC’s Clients.

2.
By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any RRC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

•
To disclose in writing to RRC’s Chief Compliance Officer any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how RRC will vote proxies.  Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of RRC.  In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will  abstain from participating in the Committee’s determination of whether and/or how to vote in the matter; and

•
To refrain from taking into consideration, in the decision as to whether or how RRC will vote proxies the existence of any current or prospective material business relationship between RRC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

3.
In certain circumstances, RRC follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party.  In the event that RRC determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

4.	Any potential conflict of interest should be reported on the Conflicts of Interest Disclosure Form (Appendix C).

IV.	PROXY VOTING GUIDELINES

A.  RRC’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A (The ISS Governance 2012 U.S. Proxy Voting Guidelines Summary) and in Appendix B (The ISS Governance 2012 International Proxy Voting Guidelines Summary).  RRC uses an independent, third-party vendor (currently ISS Governance) to implement its proxy voting process as RRC’s proxy voting agent.  In general, whenever a vote is solicited, ISS Governance will execute the vote according to RRC’s Voting Guidelines (which generally follow ISS recommendations).

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines.  In this situation, he or she will document why such proxy should be voted other than according to such Guidelines.  If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s.  The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals
For the following categories of  proposals either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will generally be voted in accordance with ISS’ or an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by ISS.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote.  In general, RRC will refrain from voting such securities.  However, in the exceptional circumstances that RRC determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section IV.A will be voted on the specific instruction of the Proxy Committee.

6. Executive/Director Compensation. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

7. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines.  The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to affect the purposes of this Policy.

1.
RRC will use an independent, third-party vendor, to implement its proxy voting process as RRC’s proxy voting agent.  This retention is subject to RRC continuously assessing the vendor’s independence from RRC and its affiliates, and the vendor’s ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with RRC’s proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor’s other clients and the owners, officers or employees of any such firm, on the one hand, and RRC’s clients, on the other hand.  As means of performing this assessment, RRC will require various reports and notices from the vendor, as well as periodic audits of the vendor’s voting record and other due diligence.

2.	The proxy vendor will provide proxy analysis and record keeping services in addition to voting proxies on behalf of RRC in accordance with this Policy.

3.	On a weekly basis, RRC will send to the proxy vendor a holdings file detailing each equity holding held in all accounts over which RRC has voting authority.

4.	RRC will receive proxy material information from the proxy vendor. This will include issues to be voted upon, together with a breakdown of holdings for RRC accounts.

5.	Whenever a vote is solicited, the proxy vendor will execute the vote according to RRC’s Voting Guidelines which generally follow the ISS recommendations as set forth in Appendix A and Appendix B.
o	If the proxy vendor is unsure how to vote a particular proxy, it will issue a request for voting instructions to RRC over a secure website. RRC personnel will check this website regularly.

6.
Each time that proxy vendor sends RRC a request to vote, the request will be accompanied by the recommended vote determined in accordance with RRC’s Voting Guidelines. The proxy vendor will  vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote, or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C.  In such situations, the proxy vendor will vote based on the direction of the client or the Proxy Committee, as the case may be.  The interests of RRC’s Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way.

7.
The proxy vendor will have procedures in place to ensure that a vote is cast on every security holding maintained by RRC on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients RRC will receive a report from the proxy vendor detailing RRC’s voting for the previous period.

VI. SUPERVISION

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy.  The Proxy Committee has ultimate responsibility for the implementation of this Policy.

VII. ESCALATION

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to RRC’s Chief Compliance Officer.  Issues involving potential or actual conflicts of interest should be promptly communicated to Compliance or Legal.  Compliance will notify the

Fund Chief Compliance Officer(s), if a material conflict of interest has arisen that deems the attention of the respective Fund Board(s).

VIII. MONITORING

RRC’s Compliance Department is primarily responsible for overseeing the day-to-day operations of the proxy voting process.  The Compliance Department’s monitoring will take into account the following elements: (1) periodic review of votes to ensure that the proxy vendor is accurately voting consistent with RRC’s Proxy Guidelines; and (2) review of fund website to ensure that annual reports are posted in a timely and accurate manner.

IX. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in RRC’s Form ADV.  Upon receipt of a Client’s request for more information, RRC will provide to the Client a copy of this Policy and/or how RRC voted proxies for the Client pursuant to this Policy for up to a one-year period.  It is RRC’s policy not to disclose how it voted a client’s proxy to third parties.

With respect to its investment company clients, RRC will not selectively disclose its investment company clients’ proxy voting records; rather, ALPS will disclose such information by publicly available annual filings.  RRC will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th.  RRC will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

OTHER RECORD KEEPING REQUIREMENTS
Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy.  The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records may include:

•	Proxy Committee Communications or Other Materials
•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations
•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms
•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than six years.  Records must be retained in an appropriate office of RRC for the first three years.

Appendix A
The ISS 2012 U.S. Proxy Voting Guidelines Summary
(Incorporated by Reference)

Website Address:
http://issgovernance.com/files/2012USSummaryGuidelines.pdf

Appendix B
The ISS 2012 International Proxy Voting Guidelines Summary
Guidelines for Canada, Western Europe, Australia and China are separately stated.
(Incorporated by Reference)

Website Address:
http://issgovernance.com/files/2012ISSIntlSummaryGuidelines.pdf
http://issgovernance.com/files/2012CanadianTSX.pdf
http://issgovernance.com/files/2012ISSEuropeanSummaryGuidelineswithFRBurnRateTable.pdf
http://issgovernance.com/files/2012ISSAustraliaGuidelinesSummary.pdf
http://issgovernance.com/files/2012ISSChinaVotingGuidelinesSummary.pdf

Appendix C
Conflicts of Interest Disclosure Form

RED ROCKS CAPITAL LLC
PROXY VOTING CONFLICT
OF INTEREST DISCLOSURE FORM
1. Company name:____________________________________________
2. Date of Meeting: ___________________________________________
3. Referral Item(s): ____________________________________________
4. Description of RRC’s Business Relationship with Issuer of Proxy which may give rise to a conflict of interest:
____________________________________________________________________
4. Describe procedures used to address any conflict of interest:

Compliance will consider information about RRC’s significant business relationships, as well as other relevant information.  The information considered by Compliance may include information regarding: (1) RRC client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the RRC investment division regarding the proxy matter.  Compliance will consult with relevant experts, including legal counsel, as necessary.

If Compliance determines that it reasonably believes (1) RRC has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, Compliance will inform one of the standing members of the Proxy Committee.  Where a material conflict of interest is determined to have arisen in the proxy voting process, RRC’s policy is to invoke one or more of the following conflict management procedures:

a.	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be RRC’s proxy voting agent);
b.	Causing the proxies to be delegated to a qualified, independent third party, which may include RRC’s proxy voting agent.
c.	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to RRC’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

RRC considers (1) proxies solicited by open-end and closed-end investment companies for which RRC or an affiliate serves as an investment adviser or principal underwriter to present a material conflict of interest for RRC.  Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest – Additional Procedures

RRC has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

a.
RRC’s Code of Ethics affirmatively requires that associates of RRC act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate’s interests and those of RRC’s Clients.

b.
By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any RRC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

•
To disclose in writing to RRC’s Chief Compliance Officer any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how RRC will vote proxies.  Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of RRC.  In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter; and

•
To refrain from taking into consideration, in the decision as to whether or how RRC will vote proxies the existence of any current or prospective material business relationship between RRC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

c.	In general circumstances, RRC follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party.

5. Describe any contacts from parties outside RRC (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation:

CERTIFICATION
The undersigned employee of RRC certifies that, to the best of his/her knowledge, any recommendation of an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

T. ROWE PRICE ASSOCIATES, INC.
T. ROWE PRICE INTERNATIONAL LTD
T. ROWE PRICE (CANADA), INC
T. ROWE PRICE HONG KONG LIMITED
T. ROWE PRICE SINGAPORE PRIVATE LTD.

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by common trust funds, offshore funds, institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.  T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the

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oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. Certain delegated members of the Proxy Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator. The Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

Global Corporate Governance Analyst. Our Global Corporate Governance Analyst is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained ISS as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.

Meeting Notification

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T. Rowe Price utilizes ISS’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Proxy Exchange, ISS’s web-based application.

Vote Determination

Each day, ISS delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to T. Rowe Price guidelines.

T. Rowe Price Voting Policies

Specific voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of voting guidelines is available on the T. Rowe Price web site, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors – For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. Outside the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. T. Rowe Price votes against outside directors who do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. We may also vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and

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act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors.

            Anti-takeover, Capital Structure and Corporate Governance Issues – T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Executive Compensation Issues – T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a proprietary scorecard-based approach that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually.

Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We generally oppose proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions because we believe these arrangements are, by and large, unnecessary, and they reduce the alignment of executives’ incentives with shareholders’ interests.

Corporate Social Responsibility Issues – Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using ISS’s proxy research and company reports. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment

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implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Global Portfolio Companies – ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

Index and Passively Managed Accounts – Proxy voting for index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

Divided Votes – In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

Shareblocking – Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan – The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned

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securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of-funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

REPORTING AND RECORD RETENTION

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T.

TRP 2012 Proxy Voting Policies and Procedures.doc
Updated: January 2012

6

Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

TRP 2012 Proxy Voting Policies and Procedures.doc
Updated: January 2012

7

[UBS Global Asset
Management GRAPHIC Omitted]
Effective May 13, 2008

UBS GLOBAL ASSET MANAGEMENT AMERICAS
CORPORATE GOVERNANCE AND PROXY VOTING
POLICY AND PROCEDURES

Policy Summary

Underlying our voting and corporate governance policies we have two fundamental objectives:

1.  We seek to act in the best financial interests of our clients to enhance the long-term value of their investments.

2.  As an investment advisor, we have a strong commercial interest that companies in which we invest on behalf of our clients are successful.  We promote best practice in the boardroom.

To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, and to support and encourage sound corporate governance practice.

This policy helps to maximize the economic value of our clients‘ investments by establishing proxy voting standards that conform with UBS Global Asset Management‘s philosophy of good corporate governance.

Risks Addressed by this Policy
This policy is designed to addresses the following risks:

•  Failure to provide required disclosures for investment advisers and registered investment companies.

•  Failure to vote proxies in best interest of clients and funds.

•  Failure to identify and address conflicts of interest.

A.           Global Corporate Governance Principles

Overview

These principles describe the approach of UBS Global Asset Management (Americas) Inc., (UBS Global AM) to corporate governance and to the exercise of voting rights on behalf of its clients (which include funds, individuals, pension schemes, and all other advisory clients).

Where clients of UBS Global AM have delegated the discretion to exercise the voting rights for shares they beneficially own, UBS Global AM has a fiduciary duty to vote shares in the clients’ best interests. These principles set forth UBS Global AM’s approach to corporate governance and to the exercise of voting rights when clients have delegated their voting rights to UBS Global AM.

Key principles

UBS Global AM’s global corporate governance principles are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as beneficial owners.

We believe voting rights have economic value and should be treated accordingly. Where we have been given the discretion to vote on clients’ behalves, we will exercise our delegated fiduciary responsibility by voting in a manner we believe will most favorably impact the economic value of their investments.

Good corporate governance should, in the long term, lead towards both better corporate performance and improved shareholder value. Thus, we expect board members of companies in which we have invested to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. A commitment to acting in as transparent a manner as possible is fundamental to good governance.

Underlying our voting and corporate governance principles we have two fundamental objectives:

1.	We seek to act in the best financial interests of our clients to enhance the long-term value of their investments.
2.	As an investment advisor, we have a strong commercial interest that companies in which we invest, on behalf of our clients are successful. We promote best practice in the boardroom.

To achieve these objectives, we have established this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, and to support and encourage sound corporate governance practice. These Principles are implemented globally to harmonize our philosophies across UBS Global AM offices worldwide.  However, these Principles permit individual regions or countries within UBS Global AM the discretion to reflect local laws or standards where appropriate.

While there is no absolute set of standards that determine appropriate governance under all circumstances and no set of values will guarantee ethical board behavior, there are certain principles, which provide evidence of good corporate governance. We will, therefore, generally exercise voting rights on behalf of clients in accordance with the following principles.

Board Structure

Some significant factors for an effective board structure include:
•	An effective Chairman is key;
•	The roles of Chairman and Chief Executive generally should be separated;
•	Board members should have appropriate and diverse experience and be capable of providing good judgment and diligent oversight of the management of the company;
•	The Board should include executive and non-executive directors; and
•	Non-executive directors should provide a challenging, but generally supportive environment for the executive directors.

Board Responsibilities

Some significant factors for effective discharge of board responsibilities include:
•	The whole Board should be fully involved in endorsing strategy and in all major strategic decisions (e.g., mergers and acquisitions).
•	The Board should ensure that at all times:
•	Appropriate management succession plans are in place;
•	The interests of executives and shareholders are aligned;
•	The financial audit is independent and accurate;
•	The brand and reputation of the company is protected and enhanced;
•	A constructive dialogue with shareholders is encouraged; and
•	It receives all the information necessary to hold management to account.

Areas of Focus

Some examples of areas of concern related to our Corporate Governance focus include the following:
•	Economic value resulting from acquisitions or disposals;
•	Operational performance;
•	Quality of management;
•	Independent non-executive directors not holding executive management to account;
•	Quality of internal controls;
•	Lack of transparency;
•	Inadequate succession planning;
•	Poor approach to corporate social responsibility;
•	Inefficient management structure; and
•	Corporate activity designed to frustrate the ability of shareholders to hold the Board to account or realize the maximum value of their investment.

B.           Macro-Rationales and Explanations for Proxy Voting

Overview

These macro-rationales and explanations detail UBS Global AM’s approach to the exercise of voting rights on behalf of its clients (which includes funds, individuals, pension schemes, and all other advisory clients).  The basis of the macro rationales and explanations is to define guidelines for voting shares held on behalf of our advisory clients in their best interests.

Macro-Rationales are used to help explain our proxy vote.  The Macro-Rationales reflect our global governance principles and local policies, enables voting consistency and provides flexibility our analyst can reflect specific knowledge of the company as it relates to a proposal.  Explanations are associated with each Macro-Rationale and are used in our proxy voting operations to communicate our voting decision internally and on client reports.

PROXY VOTING MACRO RATIONALES & EXPLAINATIONS

Macro Rationale	Explanation
1. General Guidelines
a. When our view of the management is favorable, we generally support current management initiatives.  When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.
1. View of management is Favorable. 2. View of management is Un-Favorable.
b. If management’s performance has been questionable we may abstain or vote against specific proxy proposals.	1. Management performance is questionable.
c. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.	1. A conflict exists between the board and shareholder interests.
d. In general, we oppose proposals, which in our view, act to entrench management.	1. Proposal entrenches management.
e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.
1. While we support management, this proposal should be voted on by shareholders.
2. Board of Directors and Auditors
a. Unless our objection to management’s recommendation is strenuous, if we believe auditors are competent and professional, we support continuity in the appointed auditing firm subject to regular review.
1. We believe the auditors are competent. 2. We object to these auditors. 3. Nominee for independent Internal Statutory Auditor not considered independent.
b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.
1. Shareholders should be able to set the size of the board.
c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.	1. Shareholders should have the right to call a special meeting.

Macro Rationale	Explanation
d. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.	1. Company does not have a lead director. 2. Company has a lead director. 3. Combined Chairman and Chief Executive, contrary to best practice.
e. We will normally vote for all board members unless we determine conflicts exist or the board is not independent.
1. Board ignored shareholder vote.

2. Executive contract exceeds 1 year in length.

3. Not considered independent insufficient independent non-executives.

4. Member of the Audit or Remuneration Committee(s), not considered Independent.

5. Bundled resolution for election of Directors not appropriate.

6. Not Independent, serves on the Compensation and Nomination Committees.

7. Executive contract exceeds 4 years.

8. Not in shareholders’ interests.

3. Compensation
a. We will not try to micro-manage compensation schemes; however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.
1. We will not-micro manage compensation. 2. The overall quantum of remuneration is too high.
b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.	1. Compensation should be set by the board, not shareholders.
c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.
1. Transparency in compensation is desired.

Macro Rationale	Explanation
d. We may vote against a compensation or incentive program if it is not adequately tied to a company’s fundamental financial performance; is vague; is not in line with market practices; allows for option re-pricing; does not have adequate performance hurdles or is highly dilutive.

1. Remuneration policy insufficiently aligned with shareholder interests.

2. The vesting conditions are inappropriate.

3. The vesting conditions are insufficiently challenging.

4. The matching awards are too generous.

5. The re-pricing of options is against best practice.

6. Dilution of executive remuneration scheme exceeds best practice guidelines.

7. Plan structure does not provide suitable long term incentive.

8. Performance conditions unsatisfactory.

9. Contrary to best market practice.

e. Where company and management’s performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.
1. Rewards for poor performance are unacceptable.
f. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably.  We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.
1. Compensation should be balanced.
g. In order to increase reporting transparency and approximate accuracy, we believe stock options should be expensed.	1. Stock Options should be expensed.

Rationale	Explanation
4. Governance Provisions
a. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.	1. One Share, One Vote.
b. We believe that “poison pill” proposals, which dilute an issuer’s stock when triggered by particular events, such as take-over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.
1. Poison Pill proposals should have shareholder approval. 2. Current anti-takeover provisions are adequate.
c. Any substantial new share issuance should require prior shareholder approval.	1. Significant share increase should have shareholder approval.
d. We believe proposals that authorize the issuance of new stock without defined terms or have conditions that are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.
1. Blank check stock issuance is not acceptable. 2. Anti-takeover defense, not in shareholders interests. 3. General authority to issue shares without pre-emption rights not in shareholders interests.
e. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.	1. We support efforts to improve board independence.
f. We generally do not oppose management’s recommendation to implement a staggered or classified board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.
1. Staggered or classified boards provide continuity. 2. Annual election of directors agreeable with management approval.
g. We will support reasonable proposals that enable shareholders to directly nominate directors.	1. Proposal to nominate directors is reasonable. 2. Proposal to nominate directors is questionable.
h. We will vote for shareholder proposals requesting directors be elected by a Majority Vote unless the company has cumulative voting, a director resignation policy in place or is very likely to have one in place by the next meeting.
1. A director resignation policy is in place. 2. A director resignation policy is not in place.

Macro Rationale	Explanation
i. We will normally vote for proposals that reduce supermajority voting limits.	1. We support reductions in super majority voting. 2. Existing super majority voting conditions are reasonable.
j. We will vote in favour of shareholder resolutions for confidential voting.	1. We encourage confidential voting.
5. Capital Structure and Corporate Restructuring
a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.
1. Companies are free to incorporate anywhere. 2. Actions motivated to entrench management.
b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action.  We support shareholder proposals to eliminate dual class schemes.
1. Dual classes of stock are inappropriate.
6. Mergers, Tenders Offers & Proxy Contests
a. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.	1. We agree with the merger. 2. We object to the merger.
7. Social, Environmental, Political & Cultural
a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.	1. Companies should feel free to compete anywhere in the world.

Macro Rationale	Explanation
b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management’s ability to find an optimal solution.  While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal.  We prefer to address these issues through engagement.
1. Special interest proposals should not be addressed in the proxy.
c. Unless directed by clients to vote in favour of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.
1. Proposal poses an unnecessary economic cost on the company
8. Administrative and Operations
a. Occasionally, stockholder proposals, such as asking for reports, conducting studies and making donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue.  Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.
1. Special reports, studies and disclosures are not considered economic.
b. We are sympathetic to shareholders who are long-term holders of a company’s stock, who desire to make concise statements about the long-term operations of the company in the proxy statement.  However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.
1. Regulatory agencies do not require this action.

Macro Rationale	Explanation
9. Miscellaneous
a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client’s direction.	1. Voted in accordance with a client guideline.
b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote.  Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).
1. Obstacles exist to effectively voting this proxy. 2. Local voting practices could restrict our ability to manage the portfolio.
c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.
1. Voting delegated to a proxy voting service per our guidelines.
d. In certain instances when we do not have enough information we may choose to abstain or vote against a particular proposal.	1. Lack of details on proposals.

C.           Global Voting and Corporate Governance Procedures

Overview

Where clients have delegated the discretion to exercise the voting rights for shares they beneficially own to UBS Global AM, we have a fiduciary duty to vote shares in the clients’ best interests.  These procedures provide a structure for appropriately discharging this duty, including the handling of conflicts of interest.

I.           Corporate Governance Committees

Members

The UBS Global Asset Management Global Corporate Governance Committee (the “Global Committee) will approve the membership of the UBS Global AM Corporate Governance Committee (the “Americas Committee”).  The membership in the Global Committee will be approved by the Equities Investment Committee of UBS Global Asset Management.

Responsibilities of the Global Committee

•	To review, approve and oversee the implementation of the Global Corporate Governance Principles.
•	Keep abreast of and share trends in corporate governance and update these principles as necessary.
•	To provide a forum for discussing corporate governance issues between regions.
•	Coordinate with the Communications group on all corporate or other communication related to global proxy issues.
•	Consult with Analysts, Research Directors and others regarding issues relevant to portfolio companies.
•	Engage and oversee any independent proxy voting services being used.
•	Oversee the activities of the Local Corporate Governance Committees.
•	Review and resolve conflicts of interest.

Meetings

Meetings will be held at least quarterly.

Local Corporate Governance Committees

Each office or region, as applicable, will set up a Local Corporate Governance Committee to discuss local corporate governance issues and to review proxies.  Each Local Corporate Governance Committee will set its own agenda.  The Global Committee will nominate the chairs for the Local Corporate Governance Committees.  The local chair will nominate, for approval by the Global Committee, additional persons as candidates for membership on the local committee.

Responsibilities of the Americas Committee

The Americas Committee will serve as the local committee and is responsible for implementing this Policy in the Americas Region.

•	Keep abreast of and share trends in corporate governance and update local policy as necessary.

•	Provide a forum for discussing corporate governance issues within a region.
•	Oversee the proxy voting process.
•	Coordinate with the Communications group all corporate or other communication related to local proxy issues.
•	Consult with Analysts, Research Directors and others regarding issues relevant to portfolio companies.
•	Interpret the Global Corporate Governance Principles in the context of local legal requirements and practice, updating local policy as necessary.
•	Minutes of meetings to be sent to the Global Committee.

Meetings

Meetings will be held at least twice a year.

II.           Interaction with Company and Board of Directors

Relationship with the Company and the Board of Directors

•
On behalf of our clients, we aim to be supportive, long-term shareholders.  We seek to develop both a long-term relationship and an understanding of mutual objectives and concerns with the companies in which we invest.

•	We do this through meetings between our investment analysts and portfolio managers, on the one hand, and company management and the board of directors, on the other.
•
These meetings enable us to have discussions with company management and the board of directors about corporate strategy and objectives and to make an assessment of management’s performance.  They also allow us to monitor a particular company’s development over time and assess progress against our expectations as investors.  They also give us an opportunity to outline what our expectations are and to explain our views on important issues.

Formal Communications with the Board

•
Where we suspect poor corporate governance may negatively impact the long-term valuation of the company (including loss of confidence in senior management), we will attempt to gather further information from the company and standard information sources.

•
If action is considered necessary, we will attempt to arrange an informal meeting with one or more non-executive (outside) directors to gather additional information and to learn more about the company’s corporate governance practices.  The intent of the meeting with non-executive (outside) directors is to understand the company better and to communicate our concerns.

•
All efforts to contact management or the board of directors regarding specific corporate governance issues should be approved by the Global Committee or if time is of the essence the Head or Deputy Head of Global Equity, and the Legal & Compliance Department.

•	If it is determined that appropriate corporate governance practices are not present or likely to be put in place, then we may
•	Formally communicate with the Chairman of the Board or the full Board of Directors;
•	Withdraw our support for the common stock;
•	Reflect our positions in our proxy vote opportunities; or
•	Contact other shareholders regarding our concerns.

Any such steps may only be taken in compliance with applicable law.

III.           Contacting the Media

UBS Global AM generally will not comment on any matters relating to corporate governance or proxy issues of any individual company.  This policy is based on issues of client privilege as well as assuring compliance with various regulations.  Requests from the media for general information relating to this Policy, comments on corporate governance or proxy issues relating to a specific security or general, non-specific issues related to corporate governance, must be directed via Communications/Marketing (country/region/business/investment/global) to the relevant investment area and Legal & Compliance Department.  They will determine if there is to be an exception to this rule and inform the relevant Marketing/Communications team.  The situation will be explained to UBS Media Relations who will notify the journalist of our position.

IV.  Proxy Voting Process

Given the magnitude of the effort, availability of resources and local customs, certain functions and responsibilities may be delegated to the Local Corporate Governance Committees or others for the efficient processing of the votes.  All operational proxy voting matters will be managed by a dedicated team located in the London office, irrespective of where the underlying client is managed.

The Global and Local Corporate Governance Committees, as appropriate, will bring Legal & Compliance into the decision making process on complex issues and on issues involving conflicts of interests.

The Americas Committee will appoint a deputy who is responsible for voting of all routine proxy matters in accordance with these policies and procedures.  The deputy will contact the appropriate industry analyst and/or the members of the Americas Committee for guidance on how to vote non-routine matters.

The Americas Committee, or its delegate, will:

•	Take necessary steps to determine that we are receiving ballots for all accounts over which we have voting authority and where we intend to vote;

•	Instruct the Head of Operations to recall, if possible, securities that are currently on loan so that they may be voted on non-routine proxy matters;
•	Implement procedures to identify conflicts and vote such proxies in accordance with Section VI of these procedures;
•	Implement procedures to vote proxies in accordance with client direction if applicable; and
•	Conduct periodic due diligence on any proxy voting services being employed.

V.  Proxy Voting Disclosure Guidelines

General

•	Upon request or as required by law or regulation, UBS Global AM will disclose to a client or client’s fiduciaries, the manner in which we exercised voting rights on behalf of the client.
•
Upon request, we will inform a client of our intended vote.  Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline.  If the request involves a conflict due to the client’s relationship with the company that has issued the proxy, the Legal & Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate Governance principles.  (See Proxy Voting Conflict Guidelines below).

•
Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy.  We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committee and regional Legal & Compliance Department.

•
Any employee, officer or director of UBS Global Asset Management receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company’s proxies.

•	Companies may be provided with the number of shares we own in them.
•	Proxy solicitors will not be provided with either our votes or the number of shares we own in a particular company.
•	In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the manner in which we voted.
•	We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.

The Chairman of the Global Committee and the Chair of the Americas Committee must approve exceptions to this disclosure policy.

VI.           Proxy Voting Conflict Guidelines

In addition to the Proxy Voting Disclosure Guidelines above, UBS Global AM has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:

•	Under no circumstances will general business, sales or marketing issues influence our proxy votes.
•
UBS Global AM and its affiliates engaged in banking, broker-dealer and investment banking activities (“Affiliates”) have policies in place prohibiting the sharing of certain sensitive information.  These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate.  Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal & Compliance Department immediately.  {Note:  Legal & Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.}  In the event of any issue arising in relation to Affiliates, the Chair of the Global Committee must be advised, who will in turn advise the Chief Risk Officer.

•	Where UBS Global AM is aware of a conflict of interest in voting a particular proxy, the Americas Committee will be notified of the conflict and will determine how such proxy should be voted.

VII.           Record Keeping

UBS Global AM will maintain records of proxies voted.  Such records include copies of:

•	Our policies and procedures;
•	Proxy statements received;
•	Votes cast per client;
•	Number of shares voted;
•	Communications received and internal documents created that were material to the voting decision; and
•	A list of all proxies where it was determined a conflict existed and any written rationale created or approved by the Local Corporate Governance Committee supporting its voting decision.

Nothing in these procedures should be interpreted to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegates or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their policy statement.

Appendix A

Special Disclosure Guidelines for Registered Investment Company Clients

1.	Registration Statement (Open-end and Closed-End Funds) Management is responsible for ensuring the following:
•
That this policy and procedures, which are the policy and procedures used by the investment adviser on the Funds’ behalf, are described in the Statement of Additional Information (SAI).  The policy and procedures may be described in the SAI or attached as an exhibit to the registration statement.

•
That the SAI disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand,  and those of the Funds’ investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.

•
That the SAI disclosure states that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund’s website, or both; and (ii) on the Securities and Exchange Commission’s (Commission) website.  If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.  If website disclosure is elected, Form N-PX must be posted as soon as reasonable practicable after filing the report with the Commission, and must remain available on the website as long the Fund discloses that it is available on the website.

2.	Shareholder Annual and Semi-annual Report (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
•
That each Fund’s shareholders report contain a statement that a description of this policy and procedures is available (i) without charge, upon request, by calling a toll free or collect telephone number; (ii) on the Fund’s website, if applicable; and (iii) on the Commission’s website.  If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.

•
That the report contain a statement that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund’s website, or both; and (ii) on the Commission’s website.  If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.  If website disclosure is elected, Form N-PX must be posted as soon as reasonable practicable after filing the report with the Commission, and must remain available on the website as long the Fund discloses that it is available on the website.

3.	Form N-PX (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
•
That this policy and procedures are described in Form N-CSR.  In lieu of describing these documents, a copy of this policy and procedures may simply be included with the filing.  However, the Commission’s preference is that the procedures by included directly in Form N-CSR and not attached as an exhibit to the N-CSR filing.

•
That the N-CSR  disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment  adviser, principal underwriter, or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand.

4.	Form N-PX (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
•
That the securities lending agreement used by a Fund will provide that when voting or consent rights that accompany a loan pass to the borrower, the Fund making the loan will have the right to call the loaned securities to permit the exercise of such rights if the matters involved would have a material affect on the applicable Fund’s investment in the loaned security.

•	That each fund files its complete proxy voting records on Form N-PX for the twelve month period ended June 30 by no later than August 31 of each year.
•
Fund management is responsible for reporting to the Funds’ Chief Compliance Officer any material issues that arise in connection with the voting of Fund proxies or the preparation, review and filing of the Funds’ Form N-PX.

5.	Oversight of Disclosure:
•
The Funds’ Chief Compliance Officer shall be responsible for ensuring that the required disclosures listed in these procedures are implemented and complied with.  The Funds’ Chief Compliance Officer shall recommend to each Fund’s Board any changes to these policies and procedures that he or she deems necessary or appropriate to ensure that Funds’ compliance with relevant federal securities laws.

[UBS Global Asset
Management GRAPHIC Omitted]
Effective May 13, 2008

Responsible Parties
The following parties will be responsible for implementing and enforcing this policy: The Americas Committee and Chief Compliance Office of UBS Global AM or his/her designees

Documentation

Monitoring and testing of this policy will be documented in the following ways:

• Annual review by Funds’ and UBS Global AM’s Chief Compliance Officer of effectiveness of these procedures

• Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures

• Periodic review of any proxy service vendor by the Chief Compliance Officer

• Periodic review of any proxy votes by the Americas Committee

Compliance Dates
• File Form N-PX by August 31 for each registered investment company client

• Annual review by the Funds’ and UBS Global AM’s Chief Compliance Officer of the effectiveness of these procedures

• Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures

• Form N-CSR, Shareholder Annual and Semi-Annual Reports, and annual updates to Fund registration statements as applicable

• Periodic review of any proxy service vendor by the Chief Compliance Officer

• Periodic review of proxy votes by the Americas Committee

Other Policies

Other policies that this policy may affect include:

• Recordkeeping Policy

• Affiliated Transaction Policy

• Code of Ethics

• Supervision of Service Providers Policy

Wellington Management Company, llp
Global Proxy Policies and Procedures

Introduction
Wellington Management Company, llp (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”), which are incorporated by reference to these Global Proxy Policies and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion.  While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules.  Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision.  The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines.  In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.

Statement of Policy	As a matter of policy, Wellington Management:

1
Takes responsibility for voting client proxies only upon a client’s written request.

2
Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3

Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4

Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

Wellington Management Company, llp
Global Proxy Policies and Procedures

5
Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6
Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7
Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8

Provides all clients, upon request, with copies of these Global Proxy Policies and
Procedures, the Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9

Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policies and Procedures and the Guidelines; and
ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

Responsibility and Oversight
Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policies and Procedures and the
Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers.  The firm’s Legal and Compliance Group monitors regulatory requirements with respect to proxy voting on a global basis and works with the
Corporate Governance Committee to develop policies that implement those requirements.  Day-to-day administration of the proxy voting process at
Wellington Management is the responsibility of the Global Research Services
Group.  In addition, the Global Research Services Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Wellington Management Company, llp
Global Proxy Policies and Procedures

Statement of Procedures	Wellington Management has in place certain procedures for implementing its proxy voting policies.

General Proxy Voting	Authorization to Vote
Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

Receipt of Proxy

Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank.  If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to
Wellington Management or its voting agent.  Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

Reconciliation

To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due.
Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-
receipt.

Research

In addition to proprietary investment research undertaken by Wellington
Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

Proxy Voting
Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

•
Generally, issues for which explicit proxy voting guidance is provided in the
Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Global
Research Services Group and voted in accordance with the Guidelines.

•
Issues identified as “case-by-case” in the Guidelines are further reviewed by the Global Research Services Group.  In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•
Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote.  Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Material Conflict of Interest Identification and Resolution Processes
Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies.  Annually, the Corporate
Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process.  In addition, the Corporate
Governance Committee encourages all personnel to contact the Global Research
Services Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria.  Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance
Committee, who will resolve the conflict and direct the vote.  In certain circumstances, the designated members may determine that the full Corporate
Governance Committee should convene.  Any Corporate Governance
Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations
In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients.  While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending

Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program.
In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted.  Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington
Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration

Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking).  When reviewing proxies in share blocking countries, Wellington
Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington
Management would consider the possibility of blocking shares.  The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote.
As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time.  The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs

Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances.  Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines.  In addition, Wellington
Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.

Additional Information
Wellington Management maintains records of proxies voted pursuant to Section
204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee
Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management’s Global Proxy Policies and Procedures may be amended from time to time by Wellington Management.  Wellington Management provides clients with a copy of its Global Proxy Policies and Procedures, including the Guidelines, upon written request.  In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated:  July 8, 2009

Wellington Management Company, llp
Global Proxy Voting Guidelines

Introduction
Upon a client’s written request, Wellington Management Company, llp (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Voting Guidelines	Composition and Role of the Board of Directors

	•	Election of Directors:	Case-by-Case

We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

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Global Proxy Voting Guidelines

•	Classify Board of Directors:	Against
We will also vote in favor of shareholder proposals seeking to declassify boards.

•	Adopt Director Tenure/Retirement Age (SP):	Against

•	Adopt Director & Officer Indemnification:	For
We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

•	Allow Special Interest Representation to Board (SP):	Against

•	Require Board Independence:	For

We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

•	Require Key Board Committees to be Independent.	For
Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

•	Require a Separation of Chair and CEO or Require a Lead Director (SP):	Case-by-Case
We will generally support management proposals to separate the Chair and CEO or establish a Lead Director.

•	Approve Directors’ Fees:	For

•	Approve Bonuses for Retiring Directors:	Case-by-Case

•	Elect Supervisory Board/Corporate Assembly:	For

Wellington Management Company, llp	Page 2

Wellington Management Company, llp
Global Proxy Voting Guidelines

•	Elect/Establish Board Committee:	For

•	Adopt Shareholder Access/Majority Vote on Election of Directors (SP):	Case-by-Case

We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation

•	Adopt/Amend Stock Option Plans:	Case-by-Case

•	Adopt/Amend Employee Stock Purchase Plans:	For

•	Approve/Amend Bonus Plans:	Case-by-Case

In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will

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Wellington Management Company, llp
Global Proxy Voting Guidelines

vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

•	Approve Remuneration Policy:	Case-by-Case

•	To approve compensation packages for named executive Officers:	Case-by-Case

•	To determine whether the compensation vote will occur every 1, 2 or 3 years:	1 Year

•	Exchange Underwater Options:	Case-by-Case
We may support value-neutral exchanges in which senior management is ineligible to participate.

•	Eliminate or Limit Severance Agreements (Golden Parachutes):	Case-by-Case
We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

•	To approve golden parachute arrangements in connection with certain corporate transactions:	Case-by-Case

•	Shareholder Approval of Future Severance Agreements Covering Senior Executives (SP):	Case-by-Case

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

•	Expense Future Stock Options (SP):	For

•	Shareholder Approval of All Stock Option Plans (SP):	For
•	Disclose All Executive Compensation (SP):	For

Wellington Management Company, llp	Page 4

Wellington Management Company, llp
Global Proxy Voting Guidelines

Reporting of Results

•	Approve Financial Statements:	For

•	Set Dividends and Allocate Profits:	For

•	Limit Non-Audit Services Provided by Auditors (SP):	Case-by-Case
We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

•	Ratify Selection of Auditors and Set Their Fees:	Case-by-Case
We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

•	Elect Statutory Auditors:	Case-by-Case

•	Shareholder Approval of Auditors (SP):	For

Shareholder Voting Rights

•	Adopt Cumulative Voting (SP):	Against
We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

•	Shareholder Rights Plans	Case-by-Case

Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

–	We generally support plans that include:
	–	Shareholder approval requirement
	–	Sunset provision

Wellington Management Company, llp	Page 5

Wellington Management Company, llp
Global Proxy Voting Guidelines

–	Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

•	Authorize Blank Check Preferred Stock:	Case-by-Case
We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

•	Eliminate Right to Call a Special Meeting:	Against

•	Establish Right to Call a Special Meeting or Lower
	Ownership Threshold to Call a Special Meeting (SP):	Case-by-Case

•	Increase Supermajority Vote Requirement:	Against
We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

•	Adopt Anti-Greenmail Provision:	For

•	Adopt Confidential Voting (SP):	Case-by-Case
We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

•	Remove Right to Act by Written Consent:	Against

Capital Structure

•	Increase Authorized Common Stock:	Case-by-Case
We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a

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Wellington Management Company, llp
Global Proxy Voting Guidelines

greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

•	Approve Merger or Acquisition:	Case-by-Case

•	Approve Technical Amendments to Charter:	Case-by-Case

•	Opt Out of State Takeover Statutes:	For

•	Authorize Share Repurchase:	For

•	Authorize Trade in Company Stock:	For

•	Approve Stock Splits:	Case-by-Case
We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

•	Approve Recapitalization/Restructuring:	Case-by-Case

•	Issue Stock with or without Preemptive Rights:	Case-by-Case

•	Issue Debt Instruments:	Case-by-Case

Environmental and Social Issues
We expect portfolio companies to comply with applicable laws and regulations with regards to environmental and social standards. We evaluate shareholder proposals related to environmental and social issues on a case-by-case basis.

•	Disclose Political and PAC Gifts (SP):	Case-by-Case

•	Report on Sustainability (SP):	Case-by-Case

Miscellaneous

•	Approve Other Business:	Against

•	Approve Reincorporation:	Case-by-Case

•	Approve Third-Party Transactions:	Case-by-Case

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Wellington Management Company, llp
Global Proxy Voting Guidelines

Dated: March 8, 2012

Wellington Management Company, llp	Page 8

JNL SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)
Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(b)	(1)	Amended and Restated By-Laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

	(2)	Amended and Restated By-Laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(3)	Amended and Restated By-Laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(4)
Amended and Restated By-Laws of Registrant, approved and adopted on November 27, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(c)		Not Applicable

(d)	(1)
Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(2)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(3)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(4)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(5)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe-Price Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(6)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(7)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(8)
Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(9)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(10)
Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(11)
Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(12)
Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(13)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(14)
Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(15)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(16)
Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(17)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(18)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(19)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(20)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(21)
Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(22)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

(23)
Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(24)
Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(25)
Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(26)
Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(27)
Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(28)
Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(29)
Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(30)
Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(31)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(32)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(33)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(34)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(35)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(36)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(37)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(38)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(39)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(40)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(41)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(42)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(43)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(44)
Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(45)
Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(46)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(47)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(48)
Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(49)
Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(50)
Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(51)
Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(52)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(53)
Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(54)
Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(55)
Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(56)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(57)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(58)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(59)
Form of Amendment to Investment Sub-Advisory Agreement between J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(60)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(61)
Sub-Advisory Consulting Agreement between Jackson National Asset Management, LLC, Salomon Brothers Asset Management Inc., and Salomon Brothers Asset Management Limited dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(62)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(63)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(64)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management & Research Company dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(65)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company llp dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(66)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(67)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(68)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(69)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(70)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment, Management, Inc., dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(71)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(72)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(73)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc., dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(74)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(75)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(76)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(77)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(78)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(79)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(80)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(81)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(82)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(83)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(84)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisory Services, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(85)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(86)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(87)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(88)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(89)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(90)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(91)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(92)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(93)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(94)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated October 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(95)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(96)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(97)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(98)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(99)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(100)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisers, Inc. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(101)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management and Research Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(102)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(103)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Western Asset Management Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(104)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(105)
Form of Amendment to Investment Advisory Agreement between JNL Series Trust and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(106)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(107)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Mutual Advisers, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(108)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Templeton Global Advisors Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(109)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(110)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(111)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(112)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(113)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Western Asset Management Company, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(114)
Form of Amendment to Investment Sub-Sub-Advisory Agreement between Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(115)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

(116)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(117)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(118)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(119)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(120)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(121)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(122)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pyramis Global Advisors, LLC, dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(123)
Form of Investment Sub-Sub-Advisory Agreement between Jackson National Asset Management, LLC, Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International, dated May 25, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(124)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Putnam Investment Management LLC, dated August 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(125)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(126)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(127)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(128)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(129)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(130)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Capital Guardian Trust Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(131)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(132)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(133)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(134)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(135)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(136)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(137)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(138)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Prudential Asset Management (Singapore) Limited, dated December 3,  2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(139)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(140)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective  Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(141)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(142)
REVISED Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(143)
REVISED Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(144)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and A I M Capital Management, Inc., dated June 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(145)
Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among A I M Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated June 13, 2008, incorporated by reference to Registrant's Post- Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(146)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(147)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(148)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated July 1, 2008, is NOT incorporated, although referenced in Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(149)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(150)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(151)
Form of Amended and Restated Investment Sub-Sub-Advisory Agreement between Goldman Sachs Asset Management Company, L.P., and Goldman Sachs Asset Management International (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(152)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Invesco Aim Capital Management, Inc. (formerly, A I M Capital Management, Inc.), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(153)
Form of Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Asset Management Ltd. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(154)
Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(155)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and M&G Investment Management Limited, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(156)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(157)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Red Rocks Capital LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(158)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment 62 filed with the Securities and Exchange Commission on June 16, 2008.

(159)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(160)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(161)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated April 6, 2009, incorporated by reference to Registrant's Post- Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(162)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC, dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(163)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(164)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(165)
Revised Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(166)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated June 15, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(167)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated June 15, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(168)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(169)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(170)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(171)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(172)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(173)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Ivy Investment Management Company, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(174)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(175)
Amendment to Investment Advisory Agreement with Jackson National Asset Management, LLC, and Registrant dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(176)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisers, Inc. dated June 15, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(177)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated October 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(178)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(179)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Invesco Aim Capital Management, Inc. dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(180)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and M&G Investment Management Limited dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(181)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(182)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor’s Investment Advisory Services, LLC dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(183)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(184)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(185)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Capital Guardian Trust Company dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(186)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Templeton Institutional, LLC dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(187)
Amendment to Investment Advisory Agreement with Jackson National Asset Management, LLC, and Registrant dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(188)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Invesco Advisers, Inc. dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(189)
Investment Sub-Sub-Advisory Agreement by and among Invesco Advisers, Inc. (Sub-Adviser), Invesco Asset Management Ltd. (Sub-Sub-Adviser), and Registrant dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(190)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Red Rocks Capital LLC dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(191)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc. dated June 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(192)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Invesco Advisers, Inc. dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(193)
Amendment to Investment Sub-Sub-Advisory Agreement by and among Invesco Advisers, Inc. (Sub-Adviser), Invesco Asset Management Ltd. (Sub-Sub-Adviser), and Registrant dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(194)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Goldman Sachs Asset Management, L.P. dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(195)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(196)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(197)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Capital Guardian Trust Company dated September 15, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(198)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and PPM America, Inc. dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(199)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(200)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(201)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc. effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(202)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Wellington Management Company, LLP effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(203)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(204)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Mutual Advisers, LLC effective February 11, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(205)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Goldman Sachs Asset Management, L.P., effective May 24, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(206)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Ivy Investment Management Company, effective May 24, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(207)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Lazard Asset Management LLC, effective May 24, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(208)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc., effective May 24, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(209)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(210)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(211)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(212)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Standard & Poor’s Investment Advisory Services, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(213)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(214)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(215)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(216)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant, effective August 26, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(217)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC (for investment advisory services to JNL/AQR Managed Futures Strategy Fund Ltd.), effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(218)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC (for investment advisory services to JNL/BlackRock Global Allocation Fund Ltd.), effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(219)
Investment Advisory Agreement between Jackson National Asset Management, LLC, and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(220)
Investment Advisory Agreement between Jackson National Asset Management, LLC, and JNL/BlackRock Global Allocation Fund Ltd., effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(221)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, effective September 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(222)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc., effective September 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(223)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Advisers, Inc., effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(224)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Brookfield Investment Management Inc., effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(225)
Investment Sub-Sub-Advisory Agreement between Brookfield Investment Management Inc. and AMP Capital Brookfield (US) LLC (as agreed to by the Registrant) effective December, 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(226)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(227)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company effective September 2, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(228)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated November 22, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(229)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated December 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(230)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor’s Investment Advisory Services, LLC, dated December 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(231)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated December 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(232)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Capital Guardian Trust Company, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(233)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc., effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(234)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(235)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Dimensional Fund Advisors L.P., effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(236)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Morgan Stanley Investment Management Inc., effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(237)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Neuberger Berman Fixed Income LLC, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(238)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and UBS Global Asset Management (Americas), Inc., effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(239)
Revised Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(240)
Amended and Restated Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, effective February 28, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(241)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Eastspring Investments (Singapore) Limited (formerly, Prudential Asset Management (Singapore) Limited), effective February 14, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(242)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc., effective June 13, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(243)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Advisers, Inc., effective September 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(244)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Templeton Institutional, LLC effective September 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(245)
Amended and Restated Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(246)
Amendment to Amended and Restated Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant effective January 1, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(247)
Amendment to Amended and Restated Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

	(248)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC effective December 1, 2012, attached hereto.

(249)
JNL/BlackRock Global Allocation Fund Ltd. Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC effective December 1, 2012, attached hereto.

	(250)	Amendment to Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC effective April 29, 2013, attached hereto.

(251)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(252)
Amendment to Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation effective January 1, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(253)
Amendment to Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(254)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Standard & Poor’s Investment Advisory Services, LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(255)
Amendment to Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Standard & Poor’s Investment Advisory Services, LLC effective January 1, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(256)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(257)
JNL/AQR Managed Futures Strategy Fund Ltd. Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(258)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Brookfield Investment Management Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(259)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Capital Guardian Trust Company effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

	(260)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Dimensional Fund Advisers LP effective December 1, 2012, attached hereto.

(261)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Eagle Asset Management, Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

	(262)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Eastspring Investments (Singapore) Limited effective December 1, 2012, attached hereto.

	(263)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Advisory Services, LLC effective December 1, 2012, attached hereto.

	(264)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Advisers, Inc. effective December 1, 2012, attached hereto.

	(265)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Mutual Advisers, LLC effective December 1, 2012, attached hereto.

	(266)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Templeton Institutional, LLC effective December 1, 2012, attached hereto.

	(267)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Templeton Global Advisers Limited effective December 1, 2012, attached hereto.

	(268)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Goldman Sachs Asset Management, L.P. effective December 1, 2012, attached hereto.

(269)
Amended and Restated Investment Sub-Sub-Advisory Agreement between Jackson National Asset Management, LLC, Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International effective December 1, 2012, attached hereto.

	(270)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Invesco Advisers, Inc. effective December 1, 2012, attached hereto.

(271)
Amended and Restated Investment Sub-Sub-Advisory Agreement by and among Invesco Advisers, Inc. and Invesco Asset Management Ltd. (as agreed to by Registrant) effective December 1, 2012, attached hereto.

(272)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Ivy Investment Management Company effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

	(273)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and J.P. Morgan Investment Management Inc. effective December 1, 2012, attached hereto.

	(274)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Lazard Asset Management LLC effective December 1, 2012, attached hereto.

	(275)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and M&G Investment Management Limited effective December 1, 2012, attached hereto.

(276)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Morgan Stanley Investment Management Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(277)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Neuberger Berman Fixed Income LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(278)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and OppenheimerFunds, Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

	(279)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company LLC effective December 1, 2012, attached hereto.

(280)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and PPM America, Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

	(281)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Red Rocks Capital LLC effective December 1, 2012, attached hereto.

(282)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

	(283)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and UBS Global Asset Management (Americas), Inc. effective December 1, 2012, attached hereto.

	(284)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Wellington Management Company, LLP effective December 1, 2012, attached hereto.

(285)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc., effective May 1, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(286)
Amendment to Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, effective February 20, 2013, attached hereto.

(e)	(1)
Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(2)
Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(3)
Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(4)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(5)
Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(6)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(7)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(8)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(9)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(10)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

(11)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission October 14, 2003.

(12)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(13)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(14)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(15)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(16)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(17)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(18)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(19)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(20)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(21)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(22)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective  Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(23)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(24)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(25)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(26)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(27)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(28)
Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(29)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(30)
Fund Participation Agreement among Jackson National Life Insurance Company, Registrant, BlackRock Series Fund, Inc., BlackRock Advisors, LLC, and BlackRock Investments, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(31)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(32)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(33)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(34)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective May 24, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(35)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(36)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(37)
Revised Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(38)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(f)		Not Applicable.

(g)	(1)
Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

(2)
Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(3)
Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(4)
Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

(5)
Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(6)
Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(7)
Form of Amendment to Custody Contract between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(8)
Form of Custody Contract between Registrant and Curian Clearing, a division of Investment Centers of America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(9)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(10)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(11)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(12)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(13)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(14)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(15)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(16)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

(17)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(18)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(19)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(20)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 31, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(21)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(22)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(23)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 8, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(24)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(25)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated August 14, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(26)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(27)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated December 30, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(28)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(29)
Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(30)
Settled Securities Class Action Services Addendum dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(31)
International Proxy Voting Addendum dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(32)
Mutual Fund Rider dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(33)
Amendment dated September 28, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(34)
Holding Account Agreement between Registrant and The Bank of Nova Scotia, acting through its ScotiaMocatta division, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(35)
Amendment dated May 1, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(36)
Amendment dated October 11, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(37)
Custody Agreement between Registrant and State Street Bank and Trust, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(38)
Amendment effective April 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(39)
Amendment effective August 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(40)
Master Global Custody Agreement between JPMorgan Chase Bank, N.A., and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd., effective June 16, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(41)
Amendment effective December 12, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(42)
Amendment effective October 1, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(43)
Revised Amendment effective April 30, 2012 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(44)
Amendment effective August 29, 2012 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(45)
Amendment effective April 29, 2013 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(h)	(1)
Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

(2)
Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(3)
Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(4)
Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(5)
Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(6)
Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(7)
Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(8)
Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(9)
Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(10)
Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(11)
Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(12)
Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on  September 26, 2002.

(13)
Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(14)
Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(15)
Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(16)
Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(17)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(18)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(19)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(20)
Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(21)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(22)
Form of Plan of Reorganization of the JNL Series Trust, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(23)
Plan of Reorganization of the JNL Series Trust, dated June 24, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(24)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(25)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(26)
Plan of Reorganization of the JNL Series Trust, dated May 13, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission September 8, 2004.

(27)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(28)
Form of Plan of Reorganization of the JNL Series Trust, dated February 9, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(29)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(30)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(31)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(32)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(33)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(34)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(35)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(36)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(37)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(38)
Form of Contact Owner Information Agreement, pursuant to Rule 22c-2 between JNL Series Trust and Jackson National Insurance Company and its Separate Accounts, dated October 16, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(39)
Anti-Money Laundering Agreement between Registrant and Jackson, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

(40)
Participation Agreement between Registrant and Vanguard, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(41)
Participation Agreement between Registrant and Ishares, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(42)
Form of Plan of Reorganization of the JNL Series Trust, dated February 7, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(43)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(44)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(45)
Form of Participation Agreement between Registrant, Jackson National Asset Management, LLC, and WisdomTree Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(46)
Form of Participation Agreement between Registrant, Jackson National Asset Management, LLC, and PowerShares Exchange-Traded Fund Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective  Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(47)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(48)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(49)
Form of Plan of Reorganization of the JNL Series Trust, dated December 3, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(50)
Form of Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(51)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(52)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(53)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(54)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(55)
Form of Amendment to Transfer Agency Agreement between Registrant and  Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(56)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(57)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(58)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(59)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(60)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(61)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(62)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P Disciplined Growth Fund (the "acquiring fund") and its JNL/S&P Growth Retirement Strategy Fund (the "acquired fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(63)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P Disciplined Moderate Growth Fund (the "Acquiring Fund") and its JNL/S&P Moderate Growth Retirement Strategy Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(64)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/Mellon Capital Management Small Cap Index Fund (the "Acquiring Fund") and its JNL/Lazard Small Cap Equity Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(65)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/Mellon Capital Management S&P 500 Index Fund (the "Acquiring Fund") and its JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(66)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P Disciplined Moderate Fund (the "Acquiring Fund") and its JNL/S&P Moderate Retirement Strategy Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(67)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/Mellon Capital Management S&P 500 Index Fund (the "Acquiring Fund") and its JNL/PPM America Core Equity Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(68)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P Managed Moderate Growth Fund (the "Acquiring Fund") and its JNL/S&P Retirement 2015 Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(69)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P Managed Growth Fund (the "Acquiring Fund") and its JNL/S&P Retirement 2020 Fund and JNL/S&P Retirement 2025 Fund (the "Acquired Funds")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(70)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P Managed Moderate Fund (the "Acquiring Fund") and its JNL/S&P Retirement Income Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(71)
Expense Limitation Agreement, dated October 1, 2009, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(72)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(73)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(74)
Management Fee Waiver Agreement, dated May 1, 2010, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(75)
Expense Limitation Agreement, dated January 1, 2010, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(76)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(77)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(78)
Expense Limitation Agreement, dated January 1, 2011, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(79)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(80)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(81)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated November 24, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(82)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(83)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(84)
Amended and Restated Expense Limitation Agreement, dated January 1, 2011, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(85)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(86)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(87)
Amendment dated August 29, 2011 to Management Fee Waiver Agreement, dated May 1, 2010, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(88)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective August 26, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(89)
Administration Agreement between Jackson National Asset Management, LLC and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(90)
Administration Agreement between Jackson National Asset Management, LLC and JNL/BlackRock Global Allocation Fund, Ltd., effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(91)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(92)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(93)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective November 22, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(94)
Revised Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(95)
Management Fee Waiver Agreement (for certain funds), effective April 30, 2012, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(96)
Revised Amendment to Amended and Restated Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(97)
Anti-Money Laundering Agreement between Registrant and Jackson, dated April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(98)
Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective February 28, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(99)
Amended and Restated Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective February 28, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(100)
Participation Agreement among Jackson National Life Insurance Company on behalf of itself and certain of its separate accounts; the Registrant, Jackson National Asset Management, LLC; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(101)
Participation Agreement among Jackson National Life Insurance Company of New York on behalf of itself and certain of its separate accounts; the Registrant, Jackson National Asset Management, LLC; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(102)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective March 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(103)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(104)
Amended and Restated Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

	(105)	Anti-Money Laundering Agreement between Registrant and Jackson, dated November 27, 2012, attached hereto.

(i)		Opinion and Consent of Counsel, attached hereto.

(j)		Consent of Auditors, attached hereto.

(k)		Not Applicable

(l)		Not Applicable

(m)	(1)	Form of Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(2)	Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

	(3)	Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

	(4)	Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(5)
Form of Amended and Restated Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(6)
Form of Amended and Restated Brokerage Enhancement Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(7)
Form of Amended and Restated Brokerage Enhancement Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(8)
Form of Amended and Restated Brokerage Enhancement Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

	(9)	Form of Distribution Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(10)	Form of Distribution Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(11)	Form of Distribution Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

	(12)	Form of Distribution Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

	(13)	Form of Distribution Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(14)	Form of Distribution Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

	(15)	Form of Distribution Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

	(16)	Form of Distribution Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

	(17)	Form of Distribution Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

	(18)	Form of Distribution Plan, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

	(19)	Distribution Plan, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

	(20)	Distribution Plan, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

	(21)	Distribution Plan, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

	(22)	Distribution Plan, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

	(23)	Distribution Plan, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

	(24)	Distribution Plan, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

	(25)	Distribution Plan, effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

	(26)	Revised Distribution Plan, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

	(27)	Distribution Plan, effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(n)	(1)	Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(2)	Form of Multiple Class Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

	(3)	Form of Multiple Class Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

	(4)	Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

	(5)	Form of Multiple Class Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(6)	Form of Multiple Class Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(7)	Form of Multiple Class Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

	(8)	Form of Multiple Class Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

	(9)	Form of Multiple Class Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(10)	Form of Multiple Class Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

	(11)	Form of Multiple Class Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

	(12)	Form of Multiple Class Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

	(13)	Form of Multiple Class Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

	(14)	Form of Multiple Class Plan, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

	(15)	Multiple Class Plan, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

	(16)	Multiple Class Plan, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

	(17)	Multiple Class Plan, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

	(18)	Multiple Class Plan, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

	(19)	Multiple Class Plan, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

	(20)	Multiple Class Plan, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

	(21)	Multiple Class Plan, effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

	(22)	Revised Multiple Class Plan, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

	(23)	Multiple Class Plan, effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(o)		Not Applicable

(p)	(1)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(2)	Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(3)	Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(4)	Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

	(5)	J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(6)	Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(7)	Lazard Asset Management Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

	(8)	Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

	(9)	PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(10)	Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(11)	Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

(12)
Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

	(13)	T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

	(14)	OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

	(15)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

	(16)	AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

	(17)	Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

	(18)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

	(19)	Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(20)
OppenheimerFunds, Inc. Code of Ethics dated May 15, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

	(21)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

	(22)	Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

	(23)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on April 30, 2003.

	(24)	Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(25)	PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(26)	Janus Capital Management LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(27)	Alliance Capital Management L.P.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(28)
Lazard Asset Management's Code of Ethics and Personal Investment Policy dated January 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

	(29)	Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(30)
Pacific Investment Management Company Code of Ethics, effective February 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(31)
Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(32)
Wellington Management Company llp's Code of Ethics, dated April 30, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(33)
Eagle Asset Management, Inc. Code of Ethics, dated February 5, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(34)
T. Rowe Price Associates, Inc. Code of Ethics, dated March 31, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(35)
The Registrant's and Jackson National Asset Management, LLC Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(36)
Wellington Management Company LLP's Code of Ethics, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(37)
Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(38)
Code of Ethics for Citigroup Asset Management - North America, and Certain Registered Investment Companies as amended April 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

(39)
Code of Ethics and Personal Investment Policy for Lazard Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

(40)
Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(41)
Wellington Management Company llp's Code of Ethics, dated January 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(42)
Registrant's Section 406 of Sarbanes-Oxley of 2002 Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed with the Securities and Exchange Commission on December 16, 2005.

(43)
Code of Ethics for Pacific Investment Management Company, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

	(44)	Code of Ethics for Wellington Management Company, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

(45)
Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(46)
Code of Ethics for Credit Suisse Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(47)	Code of Ethics for Franklin Templeton Investments, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(48)	Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(49)
Code of Ethics for Standard & Poor's Investment Advisory Services LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(50)	Code of Ethics for Pyramis Global Advisors, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(51)
Code of Ethics for Templeton Investments, dated May, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

	(52)	Code of Ethics for Goldman Sachs Asset Management, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(53)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(54)
Code of Ethics for J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(55)
Code of Ethics for Mellon Capital Management Corporation, dated February, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

	(56)	Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(57)
Code of Ethics for AIM Capital Management, Inc., dated February 16, 2006, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(58)
Code of Ethics for Capital Guardian Trust Company, dated May 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(59)
Code of Ethics for Eagle Asset Management, Inc., dated June 30, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(60)
Code of Ethics for Goldman Sachs Asset Management, L.P., dated January 23, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(61)
Code of Ethics for INVESCO Institutional (N.A.), Inc., dated May 19, 2006, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(62)
Code of Ethics for J.P. Morgan Investment Management Inc., dated May 1, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(63)
Code of Ethics for Lazard Asset Management LLC, dated February, 2006, incorporated by  reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(64)
Code of Ethics for OppenheimerFunds, Inc., dated March 31, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(65)
Code of Ethics for PPM America, Inc., dated March 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(66)
Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated August, 2004 with a Supplement dated June, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(67)
Code of Ethics for T. Rowe Price Associates, Inc., dated February 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(68)
Code of Ethics for Wellington Management Company, LLP, dated January 1, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(69)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated September 17, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(70)
Code of Ethics for Capital Guardian Trust Company, dated September, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(71)
Code of Ethics for Capital Guardian Trust Company, dated December, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(72)
Code of Ethics for Credit Suisse Asset Management, LLC, dated February, 2008, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(73)
Code of Ethics for Franklin Templeton Investments, dated May 1, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(74)
Code of Ethics for INVESCO Institutional (N.A.), Inc., dated June 5, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(75)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated October, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(76)
Code of Ethics for J.P. Morgan Investment Management Inc., dated September 18, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(77)
Code of Ethics for Mellon Capital Management Corporation, dated November, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(78)
Code of Ethics for OppenheimerFunds, Inc., dated November 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(79)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated March, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(80)
Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated December 31, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(81)
Code of Ethics for Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management International dated February, 2008, with addendum (EXHIBIT  H Code of Ethics - Global and US Summary), incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(82)
Code of Ethics for Invesco Asset Management Limited, dated January 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(83)
Code of Ethics for Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutional (N.A.), Inc.), dated February 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(84)
Code of Ethics for M&G Investment Management Limited, dated June 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

	(85)	Code of Ethics for PPM America, Inc., dated March 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(86)
Code of Ethics for Red Rocks Capital LLC, dated December 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(87)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(88)
Code of Ethics for Franklin Templeton Investments, revised May 2008, Effective July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(89)
Sarbanes Oxley version of Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(90)
Code of Ethics for Capital Guardian Trust Company, dated September 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(91)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(92)
Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(93)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 2, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(94)
Code of Ethics for Capital Guardian Trust Company, dated December 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(95)
Code of Ethics for Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated May 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(96)
Code of Ethics for Eagle Asset Management, Inc., dated November 18, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(97)
Code of Ethics for Invesco Asset Management Limited, dated March 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(98)
Code of Ethics for J.P. Morgan Investment Management Inc., dated November 18, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(99)
Code of Ethics for Lazard Asset Management, LLC, dated November 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(100)
Code of Ethics for Invesco Aim Capital Management, Inc., dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(101)
Code of Ethics for Invesco Institutional (N.A.), Inc., dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(102)
Code of Ethics for M&G Investment Management Limited, dated February, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(103)
Code of Ethics for Pacific Investment Management Company LLC, dated February 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

	(104)	Code of Ethics for PPM America, Inc., dated March 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(105)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated April 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(106)
Code of Ethics for Red Rocks Capital LLC, dated December 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(107)
Code of Ethics for T. Rowe Price Associates, Inc., dated March 13, 2009, incorporated by reference to Registrant's Post- Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(108)
Code of Ethics for Capital Guardian Trust Company, dated June, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(109)
Code of Ethics for Credit Suisse Asset Management, LLC, dated July 9, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(110)
Code of Ethics for Eagle Asset Management, Inc., dated August 13, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(111)
Code of Ethics for Franklin Templeton Investments, LLC, dated May 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

	(112)	Code of Ethics for Invesco Asset Management Limited, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(113)
Code of Ethics for Ivy Investment Management Company, dated November 19, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(114)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(115)
Code of Ethics for Mellon Capital Management Corporation, dated May, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(116)
Code of Ethics for Pacific Investment Management Company LLC, dated May 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(117)
Code of Ethics for PPM America, Inc., dated March 31, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(118)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated July 13, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(119)
Code of Ethics for Red Rocks Capital LLC, dated March 19, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(120)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated October 27, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(121)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated October 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(122)
Code of Ethics for Invesco Advisers, Inc., dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(123)
Code of Ethics for BlackRock Investment Management, LLC, dated December 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(124)
Code of Ethics for Capital Guardian Trust Company, dated March 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(125)
Code of Ethics for Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, dated January 15, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(126)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(127)
Code of Ethics for J.P. Morgan Investment Management Inc., dated February 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(128)
Codes of Ethics for PPM America, Inc., dated February 12, 2010 and March 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(129)
Code of Ethics for Red Rocks Capital LLC, dated March 16, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(130)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated April 20, 2010 (with three attachments dated March 31, 2010 and the last attachment dated October 2009), incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(131)
Code of Ethics for Wellington Management Company, LLP, dated April 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(132)
Code of Ethics for Capital Guardian Trust Company, dated June 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(133)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated August 4, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(134)
Code of Ethics for BlackRock Investment Management, LLC, dated November 17, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(135)
Code of Ethics for Capital Guardian Trust Company, dated September 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(136)
Code of Ethics for Franklin Templeton Investments, LLC, revised May 1, 2010 (effective July 1, 2010), incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(137)
Code of Ethics for Invesco Asset Management Limited for Ireland and UK, dated April 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(138)
Code of Ethics for Ivy Investment Management Company, dated May 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(139)
Code of Ethics for J.P. Morgan Investment Management Inc., dated July 7, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(140)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(141)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated April 20, 2010 (with four attachments: 1) Securities Disclosure Policy, dated September 7, 2010; 2) Securities Disclosure Policy Addendum, dated March 31, 2010; 3) Securities Disclosure policy Addendum, dated September 7, 2010, and 4) 2010 McGraw-Hill Companies Code of Business Ethics revised October 2009), all of which are incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(142)
Code of Ethics for T. Rowe Price Associates, Inc., dated June 15, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(143)
Code of Ethics for AQR Capital Management, LLC, dated March 10, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(144)
Code of Ethics for Capital Guardian Trust Company, dated June, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(145)
Code of Ethics for Eagle Asset Management, Inc., dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(146)
Code of Ethics for Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, dated November 17, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(147)
Code of Ethics for Invesco Advisers, Inc., dated January 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(148)
Code of Ethics for Ivy Investment Management Company, dated May, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(149)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated April 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(150)
Code of Ethics for M&G Investment Management Limited, dated July 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(151)
Code of Ethics for OppenheimerFunds, Inc., dated June 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(152)
Code of Ethics for PPM America, Inc., version one dated January 31, 2011 and version two dated March 31, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(153)
Code of Ethics for Red Rocks Capital LLC, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(154)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated July 18, 2011 (with four attachments: 1) Securities Disclosure Policy, dated June 30, 2011; 2) Securities Disclosure Policy IAS Addendum, dated March 31, 2010; 3) Securities Disclosure policy ER Addendum, dated September 7, 2010, and 4) 2011 McGraw-Hill Companies Code of Business Ethics, all of which are incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(155)
Code of Ethics for T. Rowe Price Associates, Inc., dated May 20, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(156)
Code of Ethics for Jackson National Life Distributors LLC, dated April 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(157)
Code of Ethics for Brookfield Investment Management Inc., and AMP Capital Brookfield (US) LLC, dated March, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on September 9, 2011.

(158)
Code of Ethics for Brookfield Investment Management Inc., and AMP Capital Brookfield (US) LLC, dated August 16, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(159)
Code of Ethics for BlackRock Investment Management, LLC, dated April 27, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(160)
Code of Ethics for Capital Guardian Trust Company, dated September 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(161)
Code of Ethics for Invesco Asset Management Limited for Ireland dated April 1, 2010 and for the UK dated March 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(162)
Code of Ethics for J.P. Morgan Investment Management Inc., dated July 15, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(163)
Code of Ethics for Lazard Asset Management, LLC, dated January 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(164)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(165)
Code of Ethics for Dimensional Fund Advisors L.P., dated July 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(166)
Code of Ethics for Morgan Stanley Investment Management Inc., dated September 28, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(167)
Code of Ethics for Neuberger Berman Fixed Income LLC, dated September 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(168)
Code of Ethics for UBS Global Asset Management (Americas), Inc., dated June 30, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(169)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(170)
Code of Ethics for Capital Guardian Trust Company, dated December 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(171)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated October 25, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(172)
Code of Ethics for BlackRock Investment Management, LLC, dated November 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(173)
Code of Ethics for Capital Guardian Trust Company, dated March 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(174)
Code of Ethics for Dimensional Fund Advisers LP, dated December 31, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(175)
Code of Ethics for Eagle Asset Management, Inc., dated December 31, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(176)
Code of Ethics for Franklin Templeton Investments, LLC, dated April 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(177)
Code of Ethics for Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, dated February 6, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(178)
Code of Ethics for Jackson National Life Distributors LLC, dated March 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(179)
Code of Ethics for J.P. Morgan Investment Management Inc., dated July 15, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(180)
Code of Ethics for Lazard Asset Management, LLC, dated January 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(181)
Code of Conduct for Mellon Capital Management Corporation, dated October 2011; and  Personal Trading Policies and Procedures dated November 2007, which are collectively considered Mellon Capital Management Corporation’s Code of Ethics, each incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(182)
Code of Ethics for OppenheimerFunds, Inc., dated May 25, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(183)
Code of Ethics for PPM America, Inc., version one dated March 1, 2012 and version two dated March 1, 2012, each incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(184)
Code of Ethics for Red Rocks Capital LLC, dated December 31, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(185)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated January 1, 2012 (with four attachments: 1) Securities Disclosure Policy, dated January 1, 2012; 2) Securities Disclosure Policy Addendum 1, dated June 2011; 3) Securities Disclosure Policy Addendum 2, dated June 2011, and 4) McGraw-Hill Companies Code of Business Ethics, dated October 20, 2011, all of which are incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(186)
Code of Ethics for Wellington Management Company, LLP, dated October 19, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(187)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated September 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(188)
Sarbanes Oxley version of Code of Ethics for Registrant, dated September 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(189)
Code of Ethics for Jackson National Life Distributors LLC, dated March 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(190)
Code of Ethics for AQR Capital Management, LLC, dated September 13, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(191)
Code of Ethics for BlackRock Investment Management, LLC, dated July 3, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(192)
Code of Ethics for Brookfield Investment Management Inc., dated January 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(193)
Code of Ethics for Capital Guardian Trust Company, dated June 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(194)
Code of Ethics for J.P. Morgan Investment Management Inc., dated January 11, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(195)
Code of Ethics for Lazard Asset Management, LLC, dated September 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(196)
Code of Ethics for M&G Investment Management Limited, dated June 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(197)
Code of Conduct for Mellon Capital Management Corporation, dated March 2012; and Personal Securities Trading Policy dated May 29, 2012, which are collectively considered Mellon Capital Management Corporation’s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(198)
Code of Ethics for Morgan Stanley Investment Management Inc., dated June 29, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(199)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated January 1, 2012 (with four attachments: 1) Securities Disclosure Policy, dated June 18, 2012; 2) Securities Disclosure Policy Addendum 1, dated June 2011; 3) Securities Disclosure Policy Addendum 2, dated June 2011, and 4) McGraw-Hill Companies Code of Business Ethics, dated October 20, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(200)
Code of Ethics for T. Rowe Price Associates, Inc., dated May 31, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

Item 29. Persons controlled by or under Common Control with Registrant.

Curian Series Trust
Curian Variable Series Trust
JNL Investors Series Trust
JNL Strategic Income Fund LLC
JNL Variable Fund LLC
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having  been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article VI of the Registrant's By-Laws provides the following:

The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a)
The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust as any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered  Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b)
The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.

(c)
To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d)
Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.  Such determination must be made by disinterested Trustees or independent legal counsel.  Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e)
The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.  For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f)
Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h)
Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i)
Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j)
The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.  Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Crowley, D'Annunzio, Henry, McLellan, Rybak, Fredricks, Koors, Nerud, Oprins, and Piszczek; and Mses. Engler, Bergandine, Buiter, Crosser, Leeman, Rhee and Woodworth contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Operations (12/2009 to Present).

Karen Buiter	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President - Fund Reporting (04/15/2008 to 06/30/2011). Vice President - Financial Reporting (07/01/2011 to present)

Maura Collins	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (12/20/2012 to Present).

Steven J. Fredricks	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (02/2005 to Present). Senior Vice President (02/27/2013 to Present).

William Harding	1 Corporate Way Lansing, Michigan 48951	Vice President – Investment Management (10/2012 to Present).

Leandra Knes	225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606	Chairman (03/02/2011 to Present); and Managing Board Member (03/02/2011 to Present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Vice President (01/2007 to 01/2009); Chief Financial Officer (1/2007 to 04/10/2011) Senior Vice President (01/2009 to Present); and Chief Operating Officer (04/11/2011 to Present).

Thomas J. Meyer	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/2003 to Present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2007 to 12/31/2010); President (01/01/2007 to Present); and Chief Executive Officer (01/01/2010 to Present).

Gerard A.M. Oprins	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (04/11/2011 to Present); and Chief Financial Officer (04/11/2011 to Present).

Michael Piszczek	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Tax (11/2007 to 06/30/2011). Vice President – Tax (07/01/2011 to present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Secretary (01/2000 to Present); Chief Legal Officer (07/2004 to 12/31/2009); General Counsel (01/01/2010 to Present); and Senior Vice President (01/01/2010 to Present).

Kenneth Stewart	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2011 to present).

Steve Young	1 Corporate Way Lansing, Michigan 48951	Vice President (11/2008 to Present).

AQR Capital Management, LLC, BlackRock Investment Management, LLC; Brookfield Investment Management Inc., Capital Guardian Trust Company; Dimensional Fund Advisors L.P.; Eagle Asset Management, Inc.; Eastspring Investments (Singapore) Limited (formerly, Prudential Asset  Management (Singapore) Limited); Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Mutual Advisers, LLC; Franklin Templeton Institutional, LLC; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Invesco Advisers, Inc.; Invesco Asset Management Ltd.; Ivy Investment Management Company; J.P. Morgan Investment Management Inc.; Lazard Asset Management LLC; M&G Investment Management Limited; Mellon Capital Management Corporation; Morgan Stanley Investment Management Inc., Neuberger Berman Fixed Income LLC, OppenheimerFunds, Inc.; Pacific Investment Management Company LLC; PPM America, Inc.; Red Rocks Capital LLC; Standard & Poor's Investment Advisory Services, LLC; Templeton Global Advisors Limited; T. Rowe Price Associates, Inc.; UBS Global Asset Management (Americas), Inc., and Wellington Management Company, llp; the sub-advisers and sub-sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and sub-sub-advisers and other required information:

SUB-ADVISERS/SUB-SUB-ADVISERS:	FILE NO.:

AQR Capital Management, LLC	801-55543
BlackRock Investment Management, LLC	801-56972
Brookfield Investment Management Inc.	801-34605
Capital Guardian Trust Company	801-60145
Dimensional Fund Advisors L.P.	801-16283
Eagle Asset Management, Inc.	801-21343
Eastspring Investments (Singapore) Limited (formerly, Prudential Asset Management (Singapore) Limited)	801-68252
Franklin Advisers, Inc.	801-26292
Franklin Advisory Services, LLC	801-51967
Franklin Mutual Advisers, LLC	801-53068
Franklin Templeton Institutional, LLC	801-60684
Goldman Sachs Asset Management, L.P.	801-37591
Goldman Sachs Asset Management International	801-38157
Invesco Advisers, Inc.	801-15211
Invesco Asset Management Ltd.	801-50197
Ivy Investment Management Company	801-61515
J.P. Morgan Investment Management Inc.	801-21011
Lazard Asset Management LLC	801-6568
M&G Investment Management Limited	801-21981
Mellon Capital Management Corporation	801-19785
Morgan Stanley Investment Management Inc.	801-15757
Neuberger Berman Fixed Income LLC	801-61757
OppenheimerFunds, Inc.	801-8253
Pacific Investment Management Company LLC	801-48187
PPM America, Inc.	801-40783
Red Rocks Capital LLC	801-67832
Standard & Poor's Investment Advisory Services, LLC	801-51431
Templeton Global Advisors Limited	801-42343
T. Rowe Price Associates, Inc.	801-856
UBS Global Asset Management (Americas), Inc.	801-34910
Wellington Management Company, llp	801-15908

Item 32. Principal Underwriters.

(a)
Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account IV, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Greg Cicotte 7601 Technology Way Denver, CO 80237	Manager, President and Chief Executive Officer

Clifford J. Jack 7601 Technology Way Denver, CO 80237	Manager

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Manger and Secretary

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Manager

Ty Anderson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Paul Ballain 7601 Technology Way Denver, CO 80237	Assistant Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mercedes Biretto 7601 Technology Way Denver, CO 80237	Vice President

James Bossert 7601 Technology Way Denver, CO 80237	Senior Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President

Bill J. Burrow 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Executive Vice President, Chief Financial Officer and FinOp

Christopher Cord 7601 Technology Way Denver, CO 80237	Assistant Vice President

Paul Fitzgerald 7601 Technology Way Denver, CO 80237	Senior Vice President

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Patrick Halas 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mona Hernandez 7601 Technology Way Denver, CO 80237	Assistant Vice President

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Jim Livingston 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations

Doug Mantelli 7601 Technology Way Denver, CO 80237	Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Assistant Vice President

Timothy McDowell 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brook Meyer 6550 Carothers Parkway, Suite 170 Franklin, TN 37067	Vice President

Jack Mishler 7601 Technology Way Denver, CO 80237	Senior Vice President

Bob Mitton 7601 Technology Way Denver, CO 80237	Assistant Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

Steven O’Connor 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Senior Vice President

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Scott Romine 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, CO 80237	Vice President

Michael Spindler 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

Ryan Strauser 7601 Technology Way Denver, CO 80237	Vice President

Brian Sward 7601 Technology Way Denver, CO 80237	Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President and Controller

Katie Turner 7601 Technology Way Denver, CO 80237	Vice President

Mary Walensa 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brad Whiting 7601 Technology Way Denver, CO 80237	Vice President

Megan (Wilson) Freedman 7601 Technology Way Denver, CO 80237	Assistant Vice President

Matt Witulski 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Wright 7601 Technology Way Denver, CO 80237	Senior Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017 or the sub-advisers of the Registrant.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 26th day of April, 2013.

JNL SERIES TRUST
/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Michael Bouchard by Susan S. Rhee*	April 26, 2013
Michael Bouchard
Trustee

/s/ William Crowley by Susan S. Rhee*	April 26, 2013
William Crowley
Trustee

/s/ Dominic D'Annunzio by Susan S. Rhee*	April 26, 2013
Dominic D'Annunzio
Trustee

/s/ Michelle Engler by Susan S. Rhee*	April 26, 2013
Michelle Engler
Trustee

/s/ James Henry by Susan S. Rhee*	April 26, 2013
James Henry
Trustee

/s/ Richard D. McLellan by Susan S. Rhee*	April 26, 2013
Richard D. McLellan
Trustee

/s/ Mark D. Nerud by Susan S. Rhee*	April 26, 2013
Mark D. Nerud
President and Trustee

/s/ Gerard A. M. Oprins by Susan S. Rhee*	April 26, 2013
Gerard A. M. Oprins
Treasurer and Chief Financial Officer (Principal Financial Officer)

/s/ William R. Rybak by Susan S. Rhee*	April 26, 2013
William R. Rybak
Trustee

/s/ Patricia A. Woodworth by Susan S. Rhee*	April 26, 2013
Patricia A. Woodworth
Trustee

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/AQR Managed Futures Strategy Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/AQR Managed Futures Strategy Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 26th day of April, 2013.

/s/ Mark D. Nerud by Susan S. Rhee*
Mark D. Nerud
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/AQR Managed Futures Strategy Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Daniel W. Koors by Susan S. Rhee*	April 26, 2013
Daniel W. Koors
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

/s/ Mark D. Nerud by Susan S. Rhee*	April 26, 2013
Mark D. Nerud
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

JNL/BlackRock Global Allocation Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/BlackRock Global Allocation Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 26th day of April, 2013.

/s/ Mark D. Nerud by Susan S. Rhee*
Mark D. Nerud
Director of JNL/BlackRock Global Allocation Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/BlackRock Global Allocation Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Daniel W. Koors by Susan S. Rhee*	April 26, 2013
Daniel W. Koors
Director of JNL/BlackRock Global Allocation Fund Ltd.

/s/ Mark D. Nerud by Susan S. Rhee*	April 26, 2013
Mark D. Nerud
Director of JNL/BlackRock Global Allocation Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Susan S. Rhee and Thomas J. Meyer, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Michael J. Bouchard	January 1, 2013
Michael J. Bouchard

/s/ William J. Crowley, Jr.	January 1, 2013
William J. Crowley, Jr.

/s/ Dominic A. D'Annunzio	January 1, 2013
Dominic A. D'Annunzio

/s/ Michelle Engler	January 1, 2013
Michelle Engler

/s/ James B. Henry	January 1, 2013
James B. Henry

/s/ Richard D. McLellan	January 1, 2013
Richard D. McLellan

/s/ Mark D. Nerud	January 1, 2013
Mark D. Nerud

/s/ William R. Rybak	January 1, 2013
William R. Rybak

/s/ Patricia A. Woodworth	January 1, 2013
Patricia A. Woodworth

/s/ Gerard A. M. Oprins	January 1, 2013
Gerard A. M. Oprins

EXHIBIT LIST

Exhibit Number 28		Exhibit Description

(d)	(248)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC effective December 1, 2012, attached hereto as EX 99.28(d)(248).

(249)
JNL/BlackRock Global Allocation Fund Ltd. Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC effective December 1, 2012, attached hereto as EX 99.28(d)(249).

(250)
Amendment to Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC effective April 29, 2013, attached hereto as EX 99.28(d)(250).

	(260)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Dimensional Fund Advisers LP effective December 1, 2012, attached hereto as EX 99.28(d)(260).

(262)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Eastspring Investments (Singapore) Limited effective December 1, 2012, attached hereto as EX 99.28(d)(262).

(263)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Advisory Services, LLC effective December 1, 2012, attached hereto as EX 99.28(d)(263).

	(264)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Advisers, Inc. effective December 1, 2012, attached hereto as EX 99.28(d)(264).

(265)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Mutual Advisers, LLC effective December 1, 2012, attached hereto as EX 99.28(d)(265).

(266)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Templeton Institutional, LLC effective December 1, 2012, attached hereto as EX 99.28(d)(266).

(267)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Templeton Global Advisers Limited effective December 1, 2012, attached hereto as EX 99.28(d)(267).

(268)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Goldman Sachs Asset Management, L.P. effective December 1, 2012, attached hereto as EX 99.28(d)(268).

(269)
Amended and Restated Investment Sub-Sub-Advisory Agreement between Jackson National Asset Management, LLC, Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International effective December 1, 2012, attached hereto as EX 99.28(d)(269).

	(270)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Invesco Advisers, Inc. effective December 1, 2012, attached hereto as EX 99.28(d)(270).

(271)
Amended and Restated Investment Sub-Sub-Advisory Agreement by and among Invesco Advisers, Inc. and Invesco Asset Management Ltd. (as agreed to by Registrant) effective December 1, 2012, attached hereto as EX 99.28(d)(271).

(273)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and J.P. Morgan Investment Management Inc. effective December 1, 2012, attached hereto as EX 99.28(d)(273).

	(274)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Lazard Asset Management LLC effective December 1, 2012, attached hereto as EX 99.28(d)(274).

(275)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and M&G Investment Management Limited effective December 1, 2012, attached hereto as EX 99.28(d)(275).

(279)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company LLC effective December 1, 2012, attached hereto as EX 99.28(d)(279).

	(281)	Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Red Rocks Capital LLC effective December 1, 2012, attached hereto as EX 99.28(d)(281).

(283)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and UBS Global Asset Management (Americas), Inc. effective December 1, 2012, attached hereto as EX 99.28(d)(283).

(284)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Wellington Management Company, LLP effective December 1, 2012, attached hereto as EX 99.28(d)(284).

(286)
Amendment to Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, effective February 20, 2013, attached hereto as EX 99.28(d)(286).

(h)	(105)	Anti-Money Laundering Agreement between Registrant and Jackson, dated November 27, 2012, attached hereto as EX 99.28(h)(105).

(i)		Opinion and Consent of Counsel, attached hereto as EX 99.28(i).

(j)		Consent of Auditors, attached hereto as EX 99.28(j).